Statement of Investments

March 31, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 97.7%

	Shares	Value
Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	10,960	$1,224,670

Airlines 0.4%
Southwest Airlines Co.	25,690	1,333,568

Auto Components 0.8%
BorgWarner, Inc.	41,050	1,576,731
Delphi Technologies plc	75,897	1,461,776

		3,038,507

Automobiles 1.2%
General Motors Co.	69,793	2,589,320
Honda Motor Co. Ltd.	69,400	1,880,956

		4,470,276

Banks 15.1%
Bank of America Corp.	337,680	9,316,591
BB&T Corp.	82,100	3,820,113
BOK Financial Corp.	8,834	720,413
Comerica, Inc.	25,461	1,866,800
JPMorgan Chase & Co.	122,346	12,385,086
M&T Bank Corp.	15,207	2,387,803
PNC Financial Services Group, Inc. (The)	40,856	5,011,397
UMB Financial Corp.(a)	21,273	1,362,323
US Bancorp	204,558	9,857,650
Wells Fargo & Co.	191,027	9,230,425

		55,958,601

Beverages 0.5%
PepsiCo, Inc.	15,070	1,846,828

Building Products 1.0%
Johnson Controls International plc	95,502	3,527,844

Capital Markets 5.1%
Ameriprise Financial, Inc.	19,180	2,456,958
Bank of New York Mellon Corp. (The)	34,020	1,715,629
BlackRock, Inc.	8,970	3,833,509
Franklin Resources, Inc.(a)	49,885	1,653,189
Invesco Ltd.	137,983	2,664,452
Northern Trust Corp.	34,772	3,143,736
State Street Corp.	50,673	3,334,790

		18,802,263

Communications Equipment 2.3%
Cisco Systems, Inc.	157,445	8,500,456

Containers & Packaging 1.0%
Packaging Corp. of America	9,450	939,141
Sonoco Products Co.(a)	26,828	1,650,727
Westrock Co.	33,720	1,293,162

		3,883,030

Diversified Financial Services 2.7%
Berkshire Hathaway, Inc., Class A*	24	7,229,160
Berkshire Hathaway, Inc., Class B*	14,500	2,912,905

		10,142,065

Diversified Telecommunication Services 4.8%
AT&T, Inc.	307,336	9,638,057
Verizon Communications, Inc.	135,300	8,000,289

		17,638,346

Electric Utilities 0.4%
Edison International	23,805	1,474,006

Electrical Equipment 1.6%
Hubbell, Inc.(a)	28,912	3,411,038
nVent Electric plc	92,746	2,502,287

		5,913,325

Electronic Equipment, Instruments & Components 1.1%
Keysight Technologies, Inc.*	10,427	909,234
TE Connectivity Ltd.	39,141	3,160,636

		4,069,870

Energy Equipment & Services 4.4%
Baker Hughes a GE Co.	122,877	3,406,151
Halliburton Co.	115,860	3,394,698
National Oilwell Varco, Inc.	63,324	1,686,951
Schlumberger Ltd.	175,169	7,632,113

		16,119,913

Equity Real Estate Investment Trusts (REITs) 0.6%
Weyerhaeuser Co.	83,960	2,211,506

Food & Staples Retailing 1.1%
Walmart, Inc.	43,473	4,239,922

Food Products 3.6%
Conagra Brands, Inc.	54,638	1,515,658
Kellogg Co.	54,312	3,116,422
Mondelez International, Inc., Class A	115,316	5,756,575
Orkla ASA	364,210	2,795,888

		13,184,543

Health Care Equipment & Supplies 4.3%
Abbott Laboratories	29,030	2,320,658
Medtronic plc	67,246	6,124,766
Siemens Healthineers AG Reg. S(b)	50,922	2,122,391
Zimmer Biomet Holdings, Inc.	40,720	5,199,944

		15,767,759

Health Care Providers & Services 3.3%
Cardinal Health, Inc.	96,000	4,622,400
Laboratory Corp. of America Holdings*	6,680	1,021,906
McKesson Corp.	39,670	4,643,770
Quest Diagnostics, Inc.	19,980	1,796,602

		12,084,678

Health Care Technology 0.3%
Cerner Corp.*	21,870	1,251,183

Hotels, Restaurants & Leisure 0.5%
Carnival Corp.	27,355	1,387,446
Sodexo SA	5,850	644,332

		2,031,778

Household Products 2.7%
Kimberly-Clark Corp.	5,920	733,488
Procter & Gamble Co. (The)	88,537	9,212,275

		9,945,763

Industrial Conglomerates 3.3%
General Electric Co.	884,274	8,833,897
Siemens AG (Registered)	30,720	3,306,065

		12,139,962

Insurance 2.8%
Chubb Ltd.	35,612	4,988,529
MetLife, Inc.	52,595	2,238,969
Reinsurance Group of America, Inc.	17,010	2,415,080
Unum Group	25,530	863,680

		10,506,258

Leisure Products 0.2%
Mattel, Inc.*(a)	70,059	910,767

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks (continued)

	Shares	Value
Machinery 1.7%
Atlas Copco AB, Class B	74,290	$1,840,434
Cummins, Inc.	6,920	1,092,461
IMI plc	256,280	3,209,468

		6,142,363

Metals & Mining 0.6%
BHP Group Ltd.	76,550	2,091,696

Multiline Retail 0.5%
Target Corp.	21,899	1,757,614

Oil, Gas & Consumable Fuels 10.4%
Anadarko Petroleum Corp.	95,933	4,363,033
Apache Corp.(a)	41,388	1,434,508
Chevron Corp.	59,041	7,272,670
Cimarex Energy Co.	46,395	3,243,010
ConocoPhillips	15,363	1,025,327
Devon Energy Corp.	132,326	4,176,208
EQT Corp.(a)	95,666	1,984,113
Equitrans Midstream Corp.(a)	57,924	1,261,585
Noble Energy, Inc.(a)	168,926	4,177,540
Occidental Petroleum Corp.	41,430	2,742,666
Royal Dutch Shell plc, Class B	95,380	3,014,915
TOTAL SA	66,777	3,708,309

		38,403,884

Pharmaceuticals 9.1%
Allergan plc	27,110	3,969,175
Johnson & Johnson	65,271	9,124,233
Merck & Co., Inc.	95,875	7,973,924
Pfizer, Inc.	224,440	9,531,967
Roche Holding AG	2,650	730,498
Teva Pharmaceutical Industries Ltd., ADR-IL*	144,289	2,262,451

		33,592,248

Road & Rail 1.0%
Heartland Express, Inc.(a)	197,858	3,814,702

Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.	29,477	1,169,058
Intel Corp.	142,180	7,635,066
QUALCOMM, Inc.	48,628	2,773,255
Teradyne, Inc.	38,957	1,552,047

		13,129,426

Software 1.7%
Microsoft Corp.	6,275	740,073
Oracle Corp.	103,767	5,573,326

		6,313,399

Specialty Retail 1.0%
Advance Auto Parts, Inc.	21,633	3,689,075

Technology Hardware, Storage & Peripherals 0.5%
HP, Inc.(a)	87,691	1,703,836

Textiles, Apparel & Luxury Goods 1.2%
Ralph Lauren Corp.	11,810	1,531,521
Tapestry, Inc.	89,991	2,923,807

		4,455,328

Trading Companies & Distributors 1.0%
MSC Industrial Direct Co., Inc., Class A(a)	44,871	3,711,280

Total Common Stocks (cost $324,104,160)		361,022,538

Repurchase Agreements 1.8%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $1,000,217, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $1,020,000.(c)	$1,000,000	$1,000,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $3,577,496, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $3,648,255.(c)	3,576,721	3,576,721
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $1,200,255, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $1,224,000.(c)	1,200,000	1,200,000

Total Repurchase Agreements (cost $6,776,721)		6,776,721

Total Investments (cost $330,880,881) — 99.5%		367,799,259
Other assets in excess of liabilities — 0.5%		1,752,975

NET ASSETS — 100.0%		$369,552,234

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $8,339,061, which was collateralized by cash used to purchase repurchase agreements with a total value of $6,776,721 and by $1,783,385, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 4/4/2019 – 2/15/2049, a total value of $8,560,106.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $2,122,391 which represents 0.57% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $6,776,721.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt
IL	Israel
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Forward foreign currency contracts outstanding as of March 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,538,938	AUD	2,163,303	Morgan Stanley Co., Inc.	6/28/2019	399
USD	546,747	CHF	537,917	UBS AG	6/28/2019	2,022
USD	7,629,660	EUR	6,687,288	Credit Suisse International	6/28/2019	72,253
USD	4,618,770	GBP	3,484,420	JPMorgan Chase Bank	6/28/2019	60,559
USD	1,515,372	JPY	165,649,125	Bank of America NA	6/28/2019	10,422
USD	2,128,296	NOK	18,092,431	Goldman Sachs	6/28/2019	23,514
USD	1,413,931	SEK	12,965,462	Goldman Sachs	6/28/2019	10,151

Total unrealized appreciation						179,320

EUR	184,478	USD	209,796	Credit Suisse International	6/28/2019	(1,314)
JPY	6,636,375	USD	60,507	Bank of America NA	6/28/2019	(214)

Total unrealized depreciation						(1,528)

Net unrealized appreciation						177,792

Currency:

AUD	Australian Dollar
CHF	Switzerland Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Air Freight & Logistics	$1,224,670	$—	$—	$1,224,670
Airlines	1,333,568	—	—	1,333,568
Auto Components	3,038,507	—	—	3,038,507
Automobiles	2,589,320	1,880,956	—	4,470,276
Banks	55,958,601	—	—	55,958,601
Beverages	1,846,828	—	—	1,846,828
Building Products	3,527,844	—	—	3,527,844
Capital Markets	18,802,263	—	—	18,802,263
Communications Equipment	8,500,456	—	—	8,500,456
Containers & Packaging	3,883,030	—	—	3,883,030
Diversified Financial Services	10,142,065	—	—	10,142,065
Diversified Telecommunication Services	17,638,346	—	—	17,638,346
Electric Utilities	1,474,006	—	—	1,474,006
Electrical Equipment	5,913,325	—	—	5,913,325
Electronic Equipment, Instruments & Components	4,069,870	—	—	4,069,870
Energy Equipment & Services	16,119,913	—	—	16,119,913
Equity Real Estate Investment Trusts (REITs)	2,211,506	—	—	2,211,506

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$4,239,922	$—	$—	$4,239,922
Food Products	10,388,655	2,795,888	—	13,184,543
Health Care Equipment & Supplies	13,645,368	2,122,391	—	15,767,759
Health Care Providers & Services	12,084,678	—	—	12,084,678
Health Care Technology	1,251,183	—	—	1,251,183
Hotels, Restaurants & Leisure	1,387,446	644,332	—	2,031,778
Household Products	9,945,763	—	—	9,945,763
Industrial Conglomerates	8,833,897	3,306,065	—	12,139,962
Insurance	10,506,258	—	—	10,506,258
Leisure Products	910,767	—	—	910,767
Machinery	1,092,461	5,049,902	—	6,142,363
Metals & Mining	—	2,091,696	—	2,091,696
Multiline Retail	1,757,614	—	—	1,757,614
Oil, Gas & Consumable Fuels	31,680,660	6,723,224	—	38,403,884
Pharmaceuticals	32,861,750	730,498	—	33,592,248
Road & Rail	3,814,702	—	—	3,814,702
Semiconductors & Semiconductor Equipment	13,129,426	—	—	13,129,426
Software	6,313,399	—	—	6,313,399
Specialty Retail	3,689,075	—	—	3,689,075
Technology Hardware, Storage & Peripherals	1,703,836	—	—	1,703,836
Textiles, Apparel & Luxury Goods	4,455,328	—	—	4,455,328
Trading Companies & Distributors	3,711,280	—	—	3,711,280

Total Common Stocks	$335,677,586	$25,344,952	$—	$361,022,538

Forward Foreign Currency Contracts	$—	$179,320	$—	$179,320
Repurchase Agreements	—	6,776,721	—	6,776,721

Total Assets	$335,677,586	$32,300,993	$—	$367,978,579

Liabilities:
Forward Foreign Currency Contracts	$—	$(1,528)	$—	$(1,528)

Total Liabilities	$—	$(1,528)	$—	$(1,528)

Total	$335,677,586	$32,299,465	$—	$367,977,051

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from futures contracts	$179,320

Total		$179,320

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation from futures contracts	$(1,528)

Total		$(1,528)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2019 (Unaudited)

American Funds NVIT Asset Allocation Fund

Investment Company 100.1%

	Shares	Value
Balanced Fund 100.1%
American Funds Asset Allocation Fund, Class 1(a)	285,706,407	$6,662,673,406

Total Investment Company (cost $5,311,094,679)		6,662,673,406

Total Investments (cost $5,311,094,679) — 100.1%		6,662,673,406
Liabilities in excess of other assets — (0.1)%		(3,623,286)

NET ASSETS — 100.0%		$6,659,050,120

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

American Funds NVIT Asset Allocation Fund

American Funds NVIT Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

American Funds NVIT Bond Fund

Investment Company 100.1%

	Shares	Value
Fixed Income Fund 100.1%
American Funds Bond Fund, Class 1(a)	283,094,926	$3,068,749,001

Total Investment Company (cost $3,093,131,409)		3,068,749,001

Total Investments (cost $3,093,131,409) — 100.1%		3,068,749,001
Liabilities in excess of other assets — (0.1)%		(1,663,171)

NET ASSETS — 100.0%		$3,067,085,830

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

American Funds NVIT Bond Fund

American Funds NVIT Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

American Funds NVIT Global Growth Fund

Investment Company 100.1%

	Shares	Value
Equity Fund 100.1%
American Funds Global Growth Fund, Class 1(a)	13,553,551	$404,166,894

Total Investment Company (cost $355,331,911)		404,166,894

Total Investments (cost $355,331,911) — 100.1%		404,166,894
Liabilities in excess of other assets — (0.1)%		(303,350)

NET ASSETS — 100.0%		$403,863,544

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

American Funds NVIT Global Growth Fund

American Funds NVIT Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

American Funds NVIT Growth Fund

Investment Company 100.1%

	Shares	Value
Equity Fund 100.1%
American Funds Growth Fund, Class 1(a)	8,684,329	$689,188,350

Total Investment Company (cost $605,878,724)		689,188,350

Total Investments (cost $605,878,724) — 100.1%		689,188,350
Liabilities in excess of other assets — (0.1)%		(452,225)

NET ASSETS — 100.0%		$688,736,125

(a)	Investments in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

American Funds NVIT Growth Fund

American Funds NVIT Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

American Funds NVIT Growth-Income Fund

Investment Company 100.1%

	Shares	Value
Equity Fund 100.1%
American Funds Growth-Income Fund, Class 1(a)	65,997,732	$3,367,204,302

Total Investment Company (cost $2,921,107,036)		3,367,204,302

Total Investments (cost $2,921,107,036) — 100.1%		3,367,204,302
Liabilities in excess of other assets — (0.1)%		(1,820,473)

NET ASSETS — 100.0%		$3,365,383,829

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

American Funds NVIT Growth-Income Fund

American Funds NVIT Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

Asset-Backed Securities 13.1%

	Principal Amount	Value
Automobiles 1.1%
CIG Auto Receivables Trust, Series 2019-1A, Class D, 4.85%, 5/15/2026(a)	$1,150,000	$1,157,715
Westlake Automobile Receivables Trust, Series 2019-1A, Class E, 4.49%, 7/15/2024(a)	2,000,000	2,015,051

		3,172,766

Other 12.0%
AXIS Equipment Finance Receivables IV LLC, Series 2018-1A, Class E, 5.36%, 4/22/2024(a)	800,000	808,472
AXIS Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/2023(a)	300,000	306,213
Invitation Homes Trust, Series 2018-SFR3, Class F, 4.73%, 7/17/2037(a)(b)	1,300,000	1,285,671
Kabbage Funding LLC Series 2019-1, Class C, 4.61%, 3/15/2024(a)	750,000	755,265
Series 2019-1, Class D, 5.69%, 3/15/2024(a)	1,000,000	1,002,947
Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.50%, 4/25/2066(a)(b)	5,000,000	4,979,448
Nationstar HECM Loan Trust Series 2017-2A, Class A1, 2.04%, 9/25/2027(a)(b)	156,761	155,240
Series 2018-1A, Class M2, 3.47%, 2/25/2028(a)(b)	445,000	441,903
Progress Residential Trust, Series 2019-SFR1, Class E, 4.47%, 8/17/2035(a)	5,000,000	5,065,122
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class D, 4.75%, 1/20/2036(a)	1,000,000	1,005,408
Towd Point Mortgage Trust Series 2019-HY1, Class A1, 3.49%, 10/25/2048(a)(b)	5,655,164	5,655,159
Series 2017-1, Class A1, 2.75%, 10/25/2056(a)(b)	4,891,015	4,836,362
Series 2017-2, Class A1, 2.75%, 4/25/2057(a)(b)	1,475,331	1,442,607
Series 2018-3, Class A1, 3.75%, 5/25/2058(a)(b)	3,018,135	3,022,203
Series 2019-SJ1, Class A1, 3.75%, 11/25/2058(a)(b)	4,844,632	4,845,833

		35,607,853

Total Asset-Backed Securities (cost $38,635,111)		38,780,619

Collateralized Mortgage Obligations 13.5%

	Principal Amount	Value
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B2, 6.29%, 3/25/2049(a)(b)	2,250,000	2,256,033
Bellemeade Re Ltd. Series 2018-3A, Class M1B, 4.34%, 10/25/2027(a)(b)	1,950,000	1,958,462
Series 2019-1A, Class M1B, 4.23%, 3/25/2029(a)(b)	1,310,000	1,310,000
Series 2019-1A, Class M2, 5.18%, 3/25/2029(a)(b)	3,080,000	3,080,000
Series 2019-1A, Class B1, 6.48%, 3/25/2029(a)(b)	880,000	880,000
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2, 4.79%, 8/25/2031(a)(b)	2,960,000	2,979,351
Series 2019-R02, Class 1B1, 6.64%, 8/25/2031(a)(b)	2,570,000	2,580,772
CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%, 7/25/2058(a)(b)	5,852,017	5,849,985
FHLMC Stacr Trust Series 2019-HQA1, Class M2, 4.84%, 2/25/2049(a)(b)	1,370,000	1,379,223
Series 2019-HQA1, Class B2, 14.74%, 2/25/2049(a)(b)	2,550,000	2,674,223
FHLMC STACR Trust, Series 2019-DNA2, Class B2, 12.99%, 3/25/2049(a)(b)	2,110,000	2,121,843
FNMA, Series 2018-C05, Class 1B1, 6.74%, 1/25/2031(b)	3,000,000	3,035,908
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class B1, 5.21%, 4/25/2049(a)(b)	3,000,000	3,027,467
Radnor RE Ltd., Series 2019-1, Class M1B, 4.44%, 2/25/2029(a)(b)	3,120,000	3,131,461
STACR Trust Series 2018-HRP2, Class B2, 12.99%, 2/25/2047(a)(b)	2,000,000	2,165,998
Series 2018-DNA3, Class B1, 6.39%, 9/25/2048(a)(b)	1,500,000	1,481,401

Total Collateralized Mortgage Obligations (cost $39,685,583)		39,912,127

Commercial Mortgage-Backed Securities 6.3%

	Principal Amount	Value
COMM Mortgage Trust Series 2015-CR24, Class D, 3.46%, 8/10/2048(b)	3,000,000	2,625,114
Series 2015-CR26, Class D, 3.48%, 10/10/2048(b)	3,000,000	2,655,755
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.74%, 1/15/2049(b)	2,300,000	2,378,852
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class D, 3.40%, 6/15/2049(a)(b)	2,500,000	2,150,107
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class C, 4.95%, 2/15/2047(b)	230,000	240,325
Series 2014-C17, Class D, 4.70%, 8/15/2047(a)(b)	2,100,000	1,985,840
Series 2015-C22, Class D, 4.24%, 4/15/2048(a)(b)	2,000,000	1,809,124

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount		Value
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2017-C33, Class D, 3.36%, 5/15/2050(a)		$3,250,000	$2,799,019
UBS Commercial Mortgage Trust, Series 2017-C4, Class C, 4.45%, 10/15/2050(b)		1,970,000	1,994,181

Total Commercial Mortgage-Backed Securities (cost $18,549,664)			18,638,317

Corporate Bonds 45.9%

	Principal Amount		Value
Aerospace & Defense 0.9%
Bombardier, Inc., 7.88%, 4/15/2027(a)		2,640,000	2,723,292

Airlines 0.9%
Latam Finance Ltd., 7.00%, 3/1/2026(a)		2,500,000	2,540,000

Auto Components 0.5%
Panther BF Aggregator 2 LP, 4.38%, 5/15/2026(a)	EUR	1,215,000	1,388,290

Automobiles 0.5%
Ford Motor Co., 4.35%, 12/8/2026		$900,000	835,352
General Motors Co., 4.88%, 10/2/2023		610,000	634,371

			1,469,723

Banks 7.1%
Barclays plc, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024(e)(f)		1,750,000	1,789,375
(ICE LIBOR USD 3 Month + 1.90%), 4.97%, 5/16/2029(f)		295,000	304,961
BNP Paribas SA, (USD Swap Semi 5 Year + 4.15%), 6.63%, 3/25/2024(a)(e)(f)		1,215,000	1,213,481
(USD Swap Semi 5 Year + 1.48%), 4.38%, 3/1/2033(a)(f)		2,750,000	2,702,487
Citigroup, Inc., 4.65%, 7/23/2048		295,000	316,264
Danske Bank A/S, 5.38%, 1/12/2024(a)		1,950,000	2,028,117
HSBC Holdings plc, (ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(f)		2,505,000	2,539,278
Lloyds Banking Group plc, 3.90%, 3/12/2024		3,000,000	3,038,356
MUFG Union Bank NA, 3.15%, 4/1/2022		4,395,000	4,431,504
UniCredit SpA, (USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032(a)(f)		3,000,000	2,759,115

			21,122,938

Beverages 1.3%
Bacardi Ltd., 5.30%, 5/15/2048(a)		2,500,000	2,396,128
Coca-Cola Co. (The), 1.25%, 3/8/2031	EUR	1,250,000	1,420,612

			3,816,740

Biotechnology 0.1%
Celgene Corp., 3.90%, 2/20/2028		$255,000	260,338

Building Products 0.6%
Summit Materials LLC, 6.50%, 3/15/2027(a)		1,644,000	1,660,440

Capital Markets 3.1%
Ameriprise Financial, Inc., 3.00%, 3/22/2022		845,000	849,855
Carlyle Holdings II Finance LLC, 5.63%, 3/30/2043(a)		130,000	127,795
Goldman Sachs Group, Inc. (The), 3.63%, 2/20/2024		4,500,000	4,546,018
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029(f)		560,000	572,320
Lazard Group LLC, 4.38%, 3/11/2029		3,000,000	3,031,891

			9,127,879

Chemicals 0.6%
Braskem Netherlands Finance BV, 4.50%, 1/10/2028(a)		745,000	724,326
DowDuPont, Inc., 3.77%, 11/15/2020		565,000	575,319
NOVA Chemicals Corp., 5.25%, 6/1/2027(a)		640,000	628,000

			1,927,645

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

Corporate Bonds (continued)

	Principal Amount		Value
Commercial Services & Supplies 0.6%
Covanta Holding Corp., 6.00%, 1/1/2027		$650,000	$650,000
Prime Security Services Borrower LLC, 5.25%, 4/15/2024(a)		530,000	530,000
5.75%, 4/15/2026(a)		640,000	640,134

			1,820,134

Communications Equipment 0.4%
Avaya, Inc., 9.00%, 4/1/2019(a)(c)(d)		625,000	0
CommScope Finance LLC, 6.00%, 3/1/2026(a)		1,270,000	1,313,650

			1,313,650

Consumer Finance 2.5%
American Express Co., 3.40%, 2/22/2024		2,355,000	2,392,900
Avation Capital SA, 6.50%, 5/15/2021(a)		2,000,000	1,997,500
Ford Motor Credit Co. LLC, 3.81%, 10/12/2021		400,000	396,269
3.02%, 3/6/2024	EUR	750,000	850,517
3.82%, 11/2/2027		$1,500,000	1,309,659
General Motors Financial Co., Inc., 3.45%, 4/10/2022		340,000	340,020

			7,286,865

Diversified Financial Services 0.2%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035		630,000	582,426

Diversified Telecommunication Services 1.8%
Altice France SA, 7.38%, 5/1/2026(a)		480,000	470,400
AT&T, Inc., 4.35%, 3/1/2029		3,000,000	3,064,713
Avanti Communications Group plc, 9.00%, 10/1/2022(a)(g)		281,246	178,450
Frontier Communications Corp., 11.00%, 9/15/2025		240,000	157,950
8.50%, 4/1/2026(a)		1,600,000	1,488,000

			5,359,513

Electric Utilities 2.7%
Florida Power & Light Co., 3.99%, 3/1/2049		1,680,000	1,762,103
Pampa Energia SA, 7.38%, 7/21/2023(a)		200,000	186,302
7.50%, 1/24/2027(a)		270,000	237,951
Southern California Edison Co., Series B, 4.88%, 3/1/2049		1,995,000	2,113,405
Stoneway Capital Corp., 10.00%, 3/1/2027(a)		3,702,020	3,581,705

			7,881,466

Energy Equipment & Services 0.2%
FTS International, Inc., 6.25%, 5/1/2022		285,000	275,737
Transocean, Inc., 7.25%, 11/1/2025(a)		460,000	455,400

			731,137

Entertainment 0.2%
Walt Disney Co. (The), 6.15%, 3/1/2037(a)		550,000	711,745

Equity Real Estate Investment Trusts (REITs) 0.7%
Highwoods Realty LP, 4.20%, 4/15/2029		973,000	985,869
Hudson Pacific Properties LP, 4.65%, 4/1/2029		1,091,000	1,111,420

			2,097,289

Food Products 1.4%
Darling Ingredients, Inc., 5.25%, 4/15/2027(a)		1,415,000	1,433,572
JBS Investments GmbH, 6.25%, 2/5/2023(a)		285,000	288,961
JBS USA LUX SA, 6.75%, 2/15/2028(a)		325,000	336,375
Pilgrim’s Pride Corp., 5.88%, 9/30/2027(a)		809,000	815,067
Simmons Foods, Inc., 5.75%, 11/1/2024(a)		1,395,000	1,224,113

			4,098,088

Gas Utilities 1.5%
Brooklyn Union Gas Co. (The), 3.87%, 3/4/2029(a)		4,345,000	4,476,101

Health Care Equipment & Supplies 0.5%
Medtronic Global Holdings SCA, 1.13%, 3/7/2027	EUR	1,185,000	1,368,420

Health Care Providers & Services 0.6%
Centene Corp., 4.75%, 1/15/2025		$300,000	306,000
Surgery Center Holdings, Inc., 10.00%, 4/15/2027(a)(h)		1,385,000	1,405,775

			1,711,775

Hotels, Restaurants & Leisure 3.3%
Eldorado Resorts, Inc., 6.00%, 9/15/2026		415,000	421,225
Enterprise Development Authority (The), 12.00%, 7/15/2024(a)		4,000,000	4,060,000
MGM Resorts International, 5.50%, 4/15/2027		1,585,000	1,601,841
Sands China Ltd., 5.40%, 8/8/2028		200,000	209,520
Scientific Games International, Inc., 8.25%, 3/15/2026(a)		2,985,000	3,046,640
Viking Cruises Ltd., 5.88%, 9/15/2027(a)		350,000	340,550

			9,679,776

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

Corporate Bonds (continued)

	Principal Amount		Value
Independent Power and Renewable Electricity Producers 0.1%
Clearway Energy Operating LLC, 5.75%, 10/15/2025(a)		$360,000	$361,350

Industrial Conglomerates 0.5%
Ingersoll-Rand Luxembourg Finance SA, 3.80%, 3/21/2029		1,480,000	1,500,946

Insurance 0.3%
Marsh & McLennan Cos., Inc., 1.98%, 3/21/2030	EUR	750,000	861,578
Mutual of Omaha Insurance Co., (ICE LIBOR USD 3 Month + 2.64%), 4.30%, 7/15/2054(a)(f)		$170,000	166,388

			1,027,966

Media 0.8%
MDC Partners, Inc., 6.50%, 5/1/2024(a)		3,000,000	2,482,500

Oil, Gas & Consumable Fuels 5.5%
BP Capital Markets America, Inc., 3.80%, 9/21/2025		430,000	445,774
4.23%, 11/6/2028		4,200,000	4,492,498
Calumet Specialty Products Partners LP, 6.50%, 4/15/2021		1,235,000	1,210,300
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/2027		295,000	309,381
Cheniere Energy Partners LP, 5.25%, 10/1/2025		325,000	332,312
5.63%, 10/1/2026(a)		275,000	281,875
DCP Midstream Operating LP, 3.88%, 3/15/2023		250,000	248,750
EnLink Midstream Partners LP, 5.60%, 4/1/2044		540,000	483,300
5.05%, 4/1/2045		420,000	362,250
5.45%, 6/1/2047		1,620,000	1,441,800
EQT Corp., 3.90%, 10/1/2027		3,250,000	3,039,792
Midwest Connector Capital Co. LLC, 4.63%, 4/1/2029(a)		1,467,000	1,514,166
MPLX LP, 4.50%, 4/15/2038		410,000	389,440
5.50%, 2/15/2049		345,000	367,998
Petroleos Mexicanos, 4.63%, 9/21/2023		310,000	305,353
6.75%, 9/21/2047		640,000	587,520
Sunoco Logistics Partners Operations LP, 5.40%, 10/1/2047		520,000	519,369

			16,331,878

Pharmaceuticals 1.7%
Bausch Health Americas, Inc., 9.25%, 4/1/2026(a)		400,000	437,720
8.50%, 1/31/2027(a)		940,000	996,400
Bausch Health Cos., Inc., 5.75%, 8/15/2027(a)		725,000	743,343
Par Pharmaceutical, Inc., 7.50%, 4/1/2027(a)		1,745,000	1,769,430
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/2023(a)		765,000	803,104
5.00%, 11/26/2028(a)		395,000	428,202

			5,178,199

Professional Services 0.5%
Verisk Analytics, Inc., 4.13%, 3/15/2029		1,352,000	1,387,773

Real Estate Management & Development 0.2%
Realogy Group LLC, 9.38%, 4/1/2027(a)		490,000	501,638

Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc., 3.13%, 4/15/2021(a)		2,055,000	2,052,575

Software 0.6%
SS&C Technologies, Inc., 5.50%, 9/30/2027(a)		1,815,000	1,833,150

Specialty Retail 0.1%
L Brands, Inc., 5.63%, 2/15/2022		210,000	218,138

Technology Hardware, Storage & Peripherals 0.6%
Dell International LLC, 4.90%, 10/1/2026(a)		1,398,000	1,418,985
EMC Corp., 3.38%, 6/1/2023		300,000	291,107

			1,710,092

Tobacco 1.4%
Altria Group, Inc., 2.20%, 6/15/2027	EUR	1,590,000	1,807,580
5.95%, 2/14/2049		$2,203,000	2,363,940

			4,171,520

Wireless Telecommunication Services 0.7%
Millicom International Cellular SA, 6.25%, 3/25/2029(a)		1,090,000	1,108,868
Sprint Spectrum Co. LLC, 3.36%, 9/20/2021(a)		321,875	321,778
4.74%, 3/20/2025(a)		415,000	419,669
T-Mobile USA, Inc., 6.50%, 1/15/2026		360,000	384,300

			2,234,615

Total Corporate Bonds (cost $133,578,061)			136,148,010

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

Foreign Government Securities 1.2%

	Principal Amount	Value
QATAR 1.1%
Qatar Government Bond, 5.10%, 4/23/2048(a)	$240,000	$262,800
4.82%, 3/14/2049(a)	2,755,000	2,896,712

		3,159,512

SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia, 5.00%, 4/17/2049(a)	200,000	207,000

Total Foreign Government Securities (cost $3,195,198)		3,366,512

Loan Participations 5.3%

	Principal Amount	Value
Auto Components 0.8%
Trico Group LLC, Term Loan, (ICE LIBOR USD 3 Month + 7.00%), 9.60%, 12/31/2100(f)	2,394,816	2,245,140

Communications Equipment 0.3%
CommScope, Inc., Term Loan B2, (ICE LIBOR USD 3 Month + 0.00%), 0.00%, 2/6/2026(f)	910,000	908,480

Diversified Telecommunication Services 2.7%
CenturyLink, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 1/31/2025(f)	3,122,096	3,057,719
Windstream Corp., DIP Term Loan, (ICE LIBOR USD 3 Month + 0.00%), 0.00%, 2/26/2021(f)	2,000,000	1,994,380
Windstream Refinance, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 9.75%, 2/17/2024(f)	3,085,000	3,052,237

		8,104,336

Oil, Gas & Consumable Fuels 0.2%
Prairie ECI Acquiror LP, Term Loan, (ICE LIBOR USD 6 Month + 4.75%), 7.37%, 3/7/2026(f)	545,000	545,681

Wireless Telecommunication Services 1.3%
Sprint Communications, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 2/2/2024(f)	3,990,000	3,925,162

Total Loan Participations (cost $15,783,428)		15,728,799

U.S. Treasury Obligations 8.0%

	Principal Amount	Value
U.S. Treasury Inflation Linked Notes, 0.38%, 1/15/2027(i)	500,000	516,259
U.S. Treasury Notes 2.50%, 12/31/2020	3,470,000	3,480,437
2.63%, 12/15/2021	590,000	595,900
2.63%, 12/31/2023	4,570,000	4,647,654
2.38%, 2/29/2024	2,400,000	2,415,656
2.63%, 12/31/2025	420,000	428,072
2.25%, 11/15/2027	2,365,000	2,339,872
3.13%, 11/15/2028	8,810,000	9,345,139

Total U.S. Treasury Obligations (cost $23,384,038)		23,768,989

Common Stocks 0.1%

	Shares	Value
IT Services 0.1%
iPayment Holdings, Inc.*(c)(d)	265,038	225,282
iPayment, Inc.*(c)	1,697	169,700

		394,982

Oil, Gas & Consumable Fuels 0.0%†
Templar Energy LLC*(c)(d)	6,672	0

Paper & Forest Products 0.0%†
Catalyst Paper Corp.*(c)(d)	344,368	0

Total Common Stocks (cost $329,371)		394,982

Preferred Stock 0.0%†

	Shares	Value
Oil, Gas & Consumable Fuels 0.0%†
Templar Energy LLC, 0.00%*(c)(d)(j)	4,172	25,032

Total Preferred Stock (cost $41,720)		25,032

Short-Term Investments 10.6%

	Principal Amount	Value
U.S. Government Agency Security 6.7%
FNMA Discount Notes, 2.34%, 4/8/2019	$20,000,000	19,990,589

U.S. Treasury Obligations 3.9%
U.S. Treasury Bills 2.34%, 4/4/2019(k)	1,500,000	1,499,705
2.42%, 5/14/2019(k)	10,000,000	9,971,736

		11,471,441

Total Short-Term Investments (cost $31,461,824)		31,462,030

Total Investments (cost $304,643,998) — 104.0%		308,225,417
Liabilities in excess of other assets — (4.0)%		(11,812,229)

NET ASSETS — 100.0%		$296,413,188

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

*	Denotes a non-income producing security.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $155,518,443 which represents 52.47% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(c)	Fair valued security.
(d)	Value determined using significant unobservable inputs.
(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date reflects the next call date.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.
(g)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the PIK rate.
(h)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2019.
(i)	Principal amounts are not adjusted for inflation.
(j)

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2019.

(k)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
†	Amount rounds to less than 0.1%.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
RE	Reinsured
REIT	Real Estate Investment Trust

Currency:

EUR	Euro
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

Centrally Cleared Credit default swap contracts outstanding - buy protection as of March 31, 20191:

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made / Received	Maturity Date	Implied Credit Spread (%)[2]	Notional Amount[3]	Upfront Payments (Receipts) ($)[4]	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 32-V1	5.00	Quarterly	6/20/2024	3.49	USD 36,000,000	(2,123,719)	(319,182)	(2,442,901)

						(2,123,719)	(319,182)	(2,442,901)

1

The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

2

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4

Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Currency:

USD	United States Dollar

Forward foreign currency contracts outstanding as of March 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	973,061	EUR	865,000	Bank of America NA	4/23/2019	1,024
USD	5,976,994	EUR	5,250,000	Morgan Stanley Co., Inc.	4/23/2019	77,349

Net unrealized appreciation						78,373

Currency:

EUR	Euro
USD	United States Dollar

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro-Bund	(209)	6/2019	EUR	(38,997,706)	(782,891)
U.S. Treasury 10 Year Note	(122)	6/2019	USD	(15,154,687)	(193,107)
U.S. Treasury 10 Year Ultra Note	(243)	6/2019	USD	(32,265,844)	(585,869)
U.S. Treasury 5 Year Note	(511)	6/2019	USD	(59,188,172)	(478,552)
U.S. Treasury Long Bond	(30)	6/2019	USD	(4,489,688)	(109,328)
U.S. Treasury Ultra Bond	(48)	6/2019	USD	(8,064,000)	(294,557)

					(2,444,304)

Currency:

EUR	Euro
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$38,780,619	$—	$38,780,619
Collateralized Mortgage Obligations	—	39,912,127	—	39,912,127
Commercial Mortgage-Backed Securities	—	18,638,317	—	18,638,317
Common Stocks
IT Services	—	169,700	225,282	394,982
Oil, Gas & Consumable Fuels	—	—	—	—
Paper & Forest Products	—	—	—	—

Total Common Stocks	—	169,700	225,282	394,982

Corporate Bonds
Aerospace & Defense	—	2,723,292	—	2,723,292
Airlines	—	2,540,000	—	2,540,000
Auto Components	—	1,388,290	—	1,388,290
Automobiles	—	1,469,723	—	1,469,723
Banks	—	21,122,938	—	21,122,938
Beverages	—	3,816,740	—	3,816,740
Biotechnology	—	260,338	—	260,338
Building Products	—	1,660,440	—	1,660,440
Capital Markets	—	9,127,879	—	9,127,879
Chemicals	—	1,927,645	—	1,927,645
Commercial Services & Supplies	—	1,820,134	—	1,820,134
Communications Equipment	—	1,313,650	—	1,313,650
Consumer Finance	—	7,286,865	—	7,286,865
Diversified Financial Services	—	582,426	—	582,426
Diversified Telecommunication Services	—	5,359,513	—	5,359,513
Electric Utilities	—	7,881,466	—	7,881,466
Energy Equipment & Services	—	731,137	—	731,137

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Entertainment	$—	$711,745	$—	$711,745
Equity Real Estate Investment Trusts (REITs)	—	2,097,289	—	2,097,289
Food Products	—	4,098,088	—	4,098,088
Gas Utilities	—	4,476,101	—	4,476,101
Health Care Equipment & Supplies	—	1,368,420	—	1,368,420
Health Care Providers & Services	—	1,711,775	—	1,711,775
Hotels, Restaurants & Leisure	—	9,679,776	—	9,679,776
Independent Power and Renewable Electricity Producers	—	361,350	—	361,350
Industrial Conglomerates	—	1,500,946	—	1,500,946
Insurance	—	1,027,966	—	1,027,966
Media	—	2,482,500	—	2,482,500
Oil, Gas & Consumable Fuels	—	16,331,878	—	16,331,878
Pharmaceuticals	—	5,178,199	—	5,178,199
Professional Services	—	1,387,773	—	1,387,773
Real Estate Management & Development	—	501,638	—	501,638
Semiconductors & Semiconductor Equipment	—	2,052,575	—	2,052,575
Software	—	1,833,150	—	1,833,150
Specialty Retail	—	218,138	—	218,138
Technology Hardware, Storage & Peripherals	—	1,710,092	—	1,710,092
Tobacco	—	4,171,520	—	4,171,520
Wireless Telecommunication Services	—	2,234,615	—	2,234,615

Total Corporate Bonds	—	136,148,010	—	136,148,010

Foreign Government Securities	—	3,366,512	—	3,366,512
Forward Foreign Currency Contracts	—	78,373	—	78,373
Loan Participations	—	15,728,799	—	15,728,799
Preferred Stock	—	—	25,032	25,032
Short-Term Investments	—	31,462,030	—	31,462,030
U.S. Treasury Obligations	—	23,768,989	—	23,768,989

Total Assets	$—	$308,053,476	$250,314	$308,303,790

Liabilities:
Swap Contracts*	$—	$(319,182)	$—	$(319,182)
Futures Contracts	(2,444,304)	—	—	(2,444,304)

Total Liabilities	$(2,444,304)	$(319,182)	$—	$(2,763,486)

Total	$(2,444,304)	$307,734,294	$250,314	$305,540,304

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2019, the Fund held one corporate bond and two international common stock investments that were categorized as Level 3 investments which were valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Total
Balance as of 12/31/2018	$225,282	$—	$25,032	$250,314
Accrued Accretion/(Amortization)	—	—	—	—
Realized Gains (Losses)	—	—	—	—
Purchases	—	—	—	—
Change in Unrealized Appreciation/Depreciation	—	—	—	—
Sales	—	—	—	—
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—

Balance as of 3/31/2019	$225,282	$—	$25,032	$250,314

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 3/31/2019	$—	$—	$—	$—

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts and financial futures contracts.

Swap Contracts

Credit Default Swap Contracts. The Fund entered into credit default swap contracts during the period ended March 31, 2019. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund utilized credit default swap contracts to manage broad credit market spread exposure. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received at the beginning of the initiation period are included under “Receivable for variation margin on centrally cleared credit default swap contracts”. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2019 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$78,373

Total		$78,373

Liabilities:
Swap Contracts(a)
Credit risk	Unrealized depreciation on centrally cleared credit default swap contracts	$(319,182)

Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(2,444,304)

Total		$(2,763,486)

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

March 31, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund

Common Stocks 91.8%

	Shares	Value
Aerospace & Defense 1.6%
BAE Systems plc	321,130	$2,023,079
Lockheed Martin Corp.	6,395	1,919,523
Northrop Grumman Corp.	5,906	1,592,258

		5,534,860

Banks 12.9%
Bank of America Corp.	350,803	9,678,655
Citigroup, Inc.	170,665	10,618,776
JPMorgan Chase & Co.	114,317	11,572,310
Wells Fargo & Co.	246,420	11,907,014

		43,776,755

Beverages 2.5%
Constellation Brands, Inc., Class A	12,030	2,109,220
Diageo plc	64,664	2,644,883
PepsiCo, Inc.	29,320	3,593,166

		8,347,269

Building Products 1.3%
Johnson Controls International plc	80,450	2,971,823
Masco Corp.	32,090	1,261,458

		4,233,281

Capital Markets 3.6%
Charles Schwab Corp. (The)	29,450	1,259,282
Goldman Sachs Group, Inc. (The)	15,643	3,003,300
Morgan Stanley	102,632	4,331,070
State Street Corp.	55,331	3,641,333

		12,234,985

Chemicals 1.5%
DowDuPont, Inc.	97,901	5,219,102

Communications Equipment 0.9%
Motorola Solutions, Inc.	21,859	3,069,441

Construction Materials 0.6%
CRH plc	67,900	2,101,687

Containers & Packaging 0.2%
International Paper Co.	17,301	800,517

Diversified Financial Services 0.8%
AXA Equitable Holdings, Inc.	136,508	2,749,271

Diversified Telecommunication Services 4.6%
BCE, Inc.	19,594	869,778
Verizon Communications, Inc.	249,717	14,765,766

		15,635,544

Electric Utilities 2.2%
FirstEnergy Corp.	121,459	5,053,909
NextEra Energy, Inc.	12,336	2,384,795

		7,438,704

Energy Equipment & Services 0.5%
Baker Hughes a GE Co.	62,530	1,733,332

Food Products 2.9%
Conagra Brands, Inc.(a)	66,540	1,845,819
Kellogg Co.(a)	30,660	1,759,271
Mondelez International, Inc., Class A	28,890	1,442,189
Nestle SA (Registered)	48,270	4,606,737

		9,654,016

Health Care Equipment & Supplies 4.2%
Koninklijke Philips NV	179,153	7,308,578
Medtronic plc	75,100	6,840,108

		14,148,686

Health Care Providers & Services 5.3%
Anthem, Inc.	21,198	6,083,402
CVS Health Corp.	58,876	3,175,183
Humana, Inc.	13,368	3,555,888
McKesson Corp.	18,941	2,217,233
Quest Diagnostics, Inc.(a)	13,740	1,235,501
UnitedHealth Group, Inc.	6,640	1,641,806

		17,909,013

Household Durables 0.5%
Newell Brands, Inc.(a)	100,370	1,539,676

Household Products 0.8%
Procter & Gamble Co. (The)	25,777	2,682,097

Industrial Conglomerates 2.1%
3M Co.	9,918	2,060,762
General Electric Co.	174,947	1,747,720
Honeywell International, Inc.	7,114	1,130,557
Siemens AG (Registered)	21,670	2,332,110

		7,271,149

Insurance 7.8%
American International Group, Inc.	136,777	5,889,618
Arthur J Gallagher & Co.	42,790	3,341,899
Marsh & McLennan Cos., Inc.	35,721	3,354,202
MetLife, Inc.	149,243	6,353,275
Travelers Cos., Inc. (The)	28,363	3,890,269
Willis Towers Watson plc	20,410	3,585,016

		26,414,279

IT Services 1.5%
Cognizant Technology Solutions Corp., Class A	68,280	4,946,886

Leisure Products 0.2%
Mattel, Inc.*(a)	58,844	764,972

Machinery 0.3%
Pentair plc	24,030	1,069,575

Media 1.7%
Comcast Corp., Class A	140,061	5,599,639

Multiline Retail 1.1%
Dollar General Corp.	30,639	3,655,233

Multi-Utilities 0.6%
Public Service Enterprise Group, Inc.(a)	33,735	2,004,196

Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	63,790	2,901,169
BP plc	1,200,830	8,766,014
Marathon Oil Corp.	65,550	1,095,341
Marathon Petroleum Corp.	74,945	4,485,458
ONEOK, Inc.(a)	38,709	2,703,437
Suncor Energy, Inc.	77,121	2,501,034
TOTAL SA, ADR-FR	23,576	1,312,004
Williams Cos., Inc. (The)	186,656	5,360,760

		29,125,217

Personal Products 0.6%
Unilever NV, NYRS-UK	37,173	2,166,814

Pharmaceuticals 7.3%
AstraZeneca plc	74,370	5,939,800
Bayer AG (Registered)	32,230	2,082,975
Novartis AG, ADR-CH	43,117	4,145,268
Novo Nordisk A/S, ADR-DK	38,580	2,018,120
Pfizer, Inc.	250,555	10,641,071

		24,827,234

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund

Common Stocks (continued)

	Shares	Value
Road & Rail 0.5%
Union Pacific Corp.	9,575	$1,600,940

Semiconductors & Semiconductor Equipment 2.4%
Marvell Technology Group Ltd.(a)	100,540	1,999,741
QUALCOMM, Inc.	67,848	3,869,371
Taiwan Semiconductor Manufacturing Co. Ltd., ADR-TW	51,975	2,128,896

		7,998,008

Software 5.7%
Constellation Software, Inc.	2,041	1,729,661
Microsoft Corp.	69,597	8,208,270
Oracle Corp.	177,096	9,511,826

		19,449,757

Specialty Retail 0.7%
Lowe’s Cos., Inc.	22,480	2,460,886

Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	12,811	2,433,450
Samsung Electronics Co. Ltd., GDR-KR Reg. S(b)	5,526	5,425,169

		7,858,619

Tobacco 1.5%
Altria Group, Inc.	89,006	5,111,615

Total Common Stocks (cost $278,338,859)		311,133,255

Master Limited Partnership 1.7%

	Shares	Value
Oil, Gas & Consumable Fuels 1.7%
Enterprise Products Partners LP	199,920	5,817,672

Total Master Limited Partnership (cost $5,613,630)		5,817,672

Repurchase Agreements 1.7%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $2,000,434, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $2,040,000.(c)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $1,005,989, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $1,020,000.(c)(d)	1,000,000	1,000,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $1,611,221, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $1,643,089.(c)	1,610,872	1,610,872
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $1,000,213, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $1,020,000.(c)	1,000,000	1,000,000

Total Repurchase Agreements (cost $5,610,872)		5,610,872

Total Investments (cost $289,563,361) — 95.2%		322,561,799
Other assets in excess of liabilities — 4.8%		16,398,227

NET ASSETS — 100.0%		$338,960,026

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $8,174,869, which was collateralized by cash used to purchase repurchase agreements with a total value of $5,610,872 and by $2,716,837, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 4/30/2019 – 2/15/2049, a total value of $8,327,709.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $5,425,169 which represents 1.60% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $5,610,872.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt
CH	Switzerland
DK	Denmark
FR	France
GDR	Global Depositary Receipt
KR	South Korea
NYRS	New York Registry Shares

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund

Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
TW	Taiwan
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,511,781	$2,023,079	$—	$5,534,860
Banks	43,776,755	—	—	43,776,755
Beverages	5,702,386	2,644,883	—	8,347,269
Building Products	4,233,281	—	—	4,233,281
Capital Markets	12,234,985	—	—	12,234,985
Chemicals	5,219,102	—	—	5,219,102
Communications Equipment	3,069,441	—	—	3,069,441
Construction Materials	—	2,101,687	—	2,101,687
Containers & Packaging	800,517	—	—	800,517
Diversified Financial Services	2,749,271	—	—	2,749,271
Diversified Telecommunication Services	15,635,544	—	—	15,635,544
Electric Utilities	7,438,704	—	—	7,438,704
Energy Equipment & Services	1,733,332	—	—	1,733,332
Food Products	5,047,279	4,606,737	—	9,654,016
Health Care Equipment & Supplies	6,840,108	7,308,578	—	14,148,686
Health Care Providers & Services	17,909,013	—	—	17,909,013
Household Durables	1,539,676	—	—	1,539,676
Household Products	2,682,097	—	—	2,682,097

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Industrial Conglomerates	$4,939,039	$2,332,110	$—	$7,271,149
Insurance	26,414,279	—	—	26,414,279
IT Services	4,946,886	—	—	4,946,886
Leisure Products	764,972	—	—	764,972
Machinery	1,069,575	—	—	1,069,575
Media	5,599,639	—	—	5,599,639
Multiline Retail	3,655,233	—	—	3,655,233
Multi-Utilities	2,004,196	—	—	2,004,196
Oil, Gas & Consumable Fuels	20,359,203	8,766,014	—	29,125,217
Personal Products	2,166,814	—	—	2,166,814
Pharmaceuticals	16,804,459	8,022,775	—	24,827,234
Road & Rail	1,600,940	—	—	1,600,940
Semiconductors & Semiconductor Equipment	7,998,008	—	—	7,998,008
Software	19,449,757	—	—	19,449,757
Specialty Retail	2,460,886	—	—	2,460,886
Technology Hardware, Storage & Peripherals	2,433,450	5,425,169	—	7,858,619
Tobacco	5,111,615	—	—	5,111,615

Total Common Stocks	$267,902,223	$43,231,032	$—	$311,133,255

Master Limited Partnership	$5,817,672	$—	$—	$5,817,672
Repurchase Agreements	—	5,610,872	—	5,610,872

Total	$273,719,895	$48,841,904	$—	$322,561,799

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2019 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

Investment Company 95.0%

	Shares	Value
Alternative Assets 95.0%
BlackRock Global Allocation VI Fund, Class I*	15,557,860	$254,059,851

Total Investment Company (cost $249,174,334)		254,059,851

Short-Term Investment 4.1%

	Shares	Value
Money Market Fund 4.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares, 2.32%(a)	11,069,006	11,069,006

Total Short-Term Investment (cost $11,069,006)		11,069,006

Total Investments (cost $260,243,340) — 99.1%		265,128,857
Other assets in excess of liabilities — 0.9%		2,531,436

NET ASSETS — 100.0%		$267,660,293

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2019.

Futures contracts outstanding as of March 31, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	236	6/2019	USD	22,023,520	275,621
Russell 2000 E-Mini Index	5	6/2019	USD	385,950	(910)
S&P 500 E-Mini Index	181	6/2019	USD	25,682,090	644,664
S&P Midcap 400 E-Mini Index	6	6/2019	USD	1,140,600	12,577

					931,952

At March 31, 2019, the Fund has $2,436,445 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$932,862

Total		$932,862

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	(910)

Total		$(910)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Asset-Backed Securities 10.6%

	Principal Amount	Value
Automobiles 0.3%
Flagship Credit Auto Trust, Series 2017-4, Class C, 2.92%, 11/15/2023(a)	$500,000	$496,742

Home Equity 1.6%
Mastr Asset-Backed Securities Trust, Series 2007-HE1, Class A3, 2.70%, 5/25/2037(b)	2,918,135	2,762,461

Other 8.4%
AIMCO CLO, Series 2015-AA, Class AR, 3.64%, 1/15/2028(a)(b)	500,000	496,490
Ares XXXIII CLO Ltd., Series 2015-1A, Class A1R, 3.95%, 12/5/2025(a)(b)	400,000	400,544
Atrium VIII, Series 8A, Class AR, 4.12%, 10/23/2024(a)(b)	486,887	487,401
Countrywide Asset-Backed Certificates, Series 2007-BC3, Class 2A3, 2.67%, 11/25/2047(b)	977,809	866,053
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV3, 2.64%, 5/25/2036(b)	3,382,438	2,726,600
GPMT Ltd., Series 2019-FL2, Class A, 3.78%, 2/22/2036(a)(b)	183,000	183,343
Jamestown CLO IX Ltd., Series 2016-9A, Class A1A, 4.33%, 10/20/2028(a)(b)	500,000	498,115
JP Morgan Mortgage Acquisition Trust Series 2006-RM1, Class A5, 2.73%, 8/25/2036(b)	2,072,564	1,104,860
Series 2007-CH3, Class M2, 2.81%, 3/25/2037(b)	1,500,000	1,250,211
KREF Ltd., Series 2018-FL1, Class A, 3.59%, 6/15/2036(a)(b)	184,000	184,029
LCM XV LP, Series 15A, Class DR, 6.46%, 7/20/2030(a)(b)	250,000	248,755
Legacy Mortgage Asset Trust, Series 2018-GS2, Class A1, 4.00%, 4/25/2058(a)(c)	851,839	853,214
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 5/20/2026(a)	250,000	248,394
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, 3.99%, 5/15/2028(a)(b)	236,000	236,468
Marathon CLO V Ltd., Series 2013-5A, Class A1R, 3.51%, 11/21/2027(a)(b)	500,000	495,029
New Century Home Equity Loan Trust, Series 2006-1, Class A2C, 2.77%, 5/25/2036(b)	1,500,000	1,252,484
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3.95%, 10/20/2030(a)(b)	500,000	494,968
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/2023(a)	305,692	306,363
Sofi Consumer Loan Program LLC, Series 2017-6, Class A2, 2.82%, 11/25/2026(a)	250,000	248,980
Sprite Ltd., Series 2017-1, Class A, 4.25%, 12/15/2037(a)	451,471	453,340
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/2048(a)	498,750	514,321
Upstart Securitization Trust, Series 2017-2, Class A, 2.51%, 3/20/2025(a)	17,124	17,113
Venture XX CLO Ltd., Series 2015-20A, Class AR, 3.61%, 4/15/2027(a)(b)	500,000	497,569
Zais CLO 5 Ltd., Series 2016-2A, Class A1, 4.32%, 10/15/2028(a)(b)	500,000	499,146

		14,563,790

Student Loan 0.3%
Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.83%, 8/25/2047(a)	500,000	508,504

Total Asset-Backed Securities (cost $18,584,898)		18,331,497

Collateralized Mortgage Obligations 30.2%

	Principal Amount	Value
Alternative Loan Trust Series 2006-13T1, Class A1, 6.00%, 5/25/2036	2,816,972	2,132,969
Series 2006-OA7, Class 1A2, 3.34%, 6/25/2046(b)	3,219,172	2,912,988
Bear Stearns ALT-A Trust, Series 2006-1, Class 11A1, 2.97%, 2/25/2036(b)	2,690,442	2,555,177
Chase Mortgage Finance Trust, Series 2007-S5, Class 1A10, 6.00%, 7/25/2037	2,446,646	1,828,075
CHL Mortgage Pass-Through Trust, Series 2006-20, Class 1A36, 5.75%, 2/25/2037	1,931,449	1,529,228
CIM Trust, Series 2017-8, Class A1, 3.00%, 12/25/2065(a)(b)	1,203,667	1,191,704
Ellington Financial Mortgage Trust Series 2017-1, Class A1, 2.69%, 10/25/2047(a)(b)	616,279	611,804
Series 2017-1, Class A2, 2.74%, 10/25/2047(a)(b)	626,551	621,650
Series 2017-1, Class A3, 2.84%, 10/25/2047(a)(b)	462,210	458,865
FHLMC REMICS Series 4120, Class KA, 1.75%, 10/15/2032	3,409,952	3,324,830
Series 4749, Class LV, 3.50%, 4/15/2038	4,000,000	3,998,711
Series 4729, Class AG, 3.00%, 1/15/2044	5,000,000	4,910,737
Series 4748, Class KW, 3.50%, 9/15/2044	3,000,000	3,101,283
Series 4767, Class CA, 4.00%, 11/15/2045	4,321,418	4,500,029
Series 4750, Class PA, 3.00%, 7/15/2046	3,684,817	3,650,852
Series 4752, Class PL, 3.00%, 9/15/2046	3,666,426	3,688,581
FNMA REMICS Series 2013-20, Class MA, 2.50%, 3/25/2033	3,810,908	3,770,019
Series 2018-33, Class A, 3.00%, 5/25/2048	3,621,658	3,594,379
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class A11, 2.67%, 7/25/2047(b)	1,336,568	1,113,074
J.P. Morgan Mortgage Trust, Series 2006-S1, Class 2A9, 6.50%, 4/25/2036	817,104	877,014
NRPL Trust, Series 2018-2A, Class A1, 4.25%, 7/25/2067(a)(b)	1,855,458	1,855,632

Total Collateralized Mortgage Obligations (cost $52,929,550)		52,227,601

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Commercial Mortgage-Backed Securities 6.6%

	Principal Amount	Value
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 5.53%, 12/15/2036(a)(b)	$152,000	$152,569
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, 3.38%, 9/15/2035(a)(b)	175,401	174,946
BANK Series 2017-BNK8, Class XA, IO, 0.75%, 11/15/2050(b)	4,427,392	232,008
Series 2017-BNK6, Class XA, IO, 0.87%, 7/15/2060(b)	4,642,837	244,715
Series 2018-BN10, Class XA, IO, 0.75%, 2/15/2061(b)	2,893,971	154,140
BBCMS Trust, Series 2018-BXH, Class A, 3.48%, 10/15/2037(a)(b)	62,000	61,534
BB-UBS Trust Series 2012-SHOW, Class XB, IO, 0.14%, 11/5/2036(a)(b)	4,823,000	48,509
Series 2012-SHOW, Class XA, IO, 0.60%, 11/5/2036(a)(b)	8,760,000	281,405
BSPRT Issuer Ltd. Series 2017-FL2, Class AS, 3.58%, 10/15/2034(a)(b)	103,191	103,132
Series 2017-FL2, Class B, 3.88%, 10/15/2034(a)(b)	119,000	118,851
BX Trust Series 2018-GW, Class A, 3.28%, 5/15/2035(a)(b)	177,000	175,540
Series 2018-EXCL, Class A, 3.57%, 9/15/2037(a)(b)	58,508	58,142
Caesars Palace Las Vegas Trust Series 2017-VICI, Class D, 4.35%, 10/15/2034(a)(b)	232,000	237,780
Series 2017-VICI, Class E, 4.35%, 10/15/2034(a)(b)	232,000	234,725
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.97%, 11/13/2050(b)	5,930,475	339,610
CHT Mortgage Trust Series 2017-CSMO, Class E, 5.48%, 11/15/2036(a)(b)	302,000	302,753
Series 2017-CSMO, Class F, 6.22%, 11/15/2036(a)(b)	161,000	161,426
Citigroup Commercial Mortgage Trust Series 2014-GC19, Class XA, IO, 1.16%, 3/10/2047(b)	3,814,744	183,367
Series 2014-GC21, Class XA, IO, 1.21%, 5/10/2047(b)	3,494,902	174,888
Series 2016-GC36, Class D, 2.85%, 2/10/2049(a)	259,000	209,892
COMM Mortgage Trust Series 2017-PANW, Class E, 3.81%, 10/10/2029(a)(b)	254,000	240,323
Series 2017-PANW, Class D, 3.93%, 10/10/2029(a)(b)	152,000	150,972
Series 2014-CR20, Class XA, IO, 1.12%, 11/10/2047(b)	7,085,312	305,860
Series 2015-CR23, Class C, 4.25%, 5/10/2048(b)	407,000	417,716
CSAIL Commercial Mortgage Trust Series 2016-C6, Class XA, IO, 1.79%, 1/15/2049(b)	982,006	84,892
Series 2017-CX10, Class XA, IO, 0.73%, 11/15/2050(b)	7,100,437	344,517
Series 2017-CX10, Class C, 4.11%, 11/15/2050(b)	405,000	407,463
CSMC Trust Series 2017-CALI, Class E, 3.78%, 11/10/2032(a)(b)	250,000	236,787
Series 2017-CALI, Class F, 3.78%, 11/10/2032(a)(b)	250,000	229,912
CSWF, Series 2018-TOP, Class A, 3.48%, 8/15/2035(a)(b)	180,000	179,503
DBGS Mortgage Trust, Series 2018-BIOD, Class A, 3.29%, 5/15/2035(a)(b)	165,209	164,896
GPMT Ltd., Series 2018-FL1, Class A, 3.39%, 11/21/2035(a)(b)	134,973	134,709
GS Mortgage Securities Corp. Trust Series 2018-TWR, Class A, 3.38%, 7/15/2031(a)(b)	100,000	99,905
Series 2018-TWR, Class D, 4.08%, 7/15/2031(a)(b)	100,000	99,142
Series 2018-3PCK, Class A, 3.93%, 9/15/2031(a)(b)	185,000	185,298
Series 2018-LUAU, Class A, 3.48%, 11/15/2032(a)(b)	184,000	183,553
Series 2018-FBLU, Class F, 5.73%, 11/15/2035(a)(b)	147,000	146,921
GS Mortgage Securities Trust Series 2016-GS4, Class XA, IO, 0.59%, 11/10/2049(b)	7,809,169	237,780
Series 2017-GS8, Class XA, IO, 0.98%, 11/10/2050(b)	5,329,454	347,343
Series 2017-GS8, Class C, 4.34%, 11/10/2050(b)	405,000	414,379
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.48%, 6/15/2032(a)(b)	178,238	177,455
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class XA, IO, 1.44%, 5/15/2050(b)	3,159,444	238,005
Morgan Stanley Capital I Trust Series 2017-ASHF, Class D, 4.68%, 11/15/2034(a)(b)	111,000	110,790
Series 2017-ASHF, Class E, 5.63%, 11/15/2034(a)(b)	167,000	166,685
Series 2017-ASHF, Class F, 6.83%, 11/15/2034(a)(b)	127,000	126,840
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, IO, 2.00%, 10/10/2048(b)	3,323,036	327,456
UBS Commercial Mortgage Trust Series 2017-C5, Class C, 4.32%, 11/15/2050(b)	349,000	349,458
Series 2017-C6, Class C, 4.45%, 12/15/2050(b)	173,000	174,814
Series 2018-C8, Class C, 4.70%, 2/15/2051(b)	173,000	176,345
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class C, 4.69%, 10/15/2045(b)	405,000	413,657
Series 2015-C28, Class XA, IO, 0.70%, 5/15/2048(b)	9,950,495	315,908
Series 2017-C41, Class B, 4.19%, 11/15/2050(b)	251,000	257,009
Series 2017-C41, Class C, 4.51%, 11/15/2050(b)	327,000	331,853

Total Commercial Mortgage-Backed Securities (cost $11,428,237)		11,428,078

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds 17.6%

	Principal Amount	Value
Aerospace & Defense 0.1%
Bombardier, Inc., 6.00%, 10/15/2022(a)	$45,000	$45,394
TransDigm, Inc., 6.25%, 3/15/2026(a)	25,000	26,037
6.38%, 6/15/2026	35,000	34,645

		106,076

Air Freight & Logistics 0.1%
FedEx Corp., 4.75%, 11/15/2045	90,000	89,204

Airlines 0.2%
Delta Air Lines, Inc., 3.63%, 3/15/2022	105,000	105,593
Latam Finance Ltd., 7.00%, 3/1/2026(a)	200,000	203,200

		308,793

Auto Components 0.1%
Icahn Enterprises LP, 6.38%, 12/15/2025	90,000	92,138
Panther BF Aggregator 2 LP, 6.25%, 5/15/2026(a)	70,000	71,400

		163,538

Banks 2.5%
Banco de Reservas de la Republica Dominicana, Reg. S, 7.00%, 2/1/2023	150,000	153,750
Banco do Brasil SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024(d)(e)	200,000	180,100
Banco General SA, Reg. S, 4.13%, 8/7/2027	200,000	196,500
Banco Macro SA, Reg. S, (USD Swap Semi 5 Year + 5.46%), 6.75%, 11/4/2026(e)	300,000	253,875
Banco Mercantil del Norte SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.35%), 7.63%, 1/10/2028(d)(e)	200,000	200,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 5.95%, 10/1/2028(a)(e)	200,000	204,500
Bancolombia SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 4.88%, 10/18/2027(e)	200,000	198,752
Banistmo SA, 3.65%, 9/19/2022(a)	300,000	295,128
Bank of America Corp., (ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021(e)	165,000	163,875
Bank of Nova Scotia (The), 3.40%, 2/11/2024	85,000	86,068
BBVA Bancomer SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(e)	400,000	367,800
Citigroup, Inc., (ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028(e)	165,000	164,574
Commonwealth Bank of Australia, 2.75%, 3/10/2022(a)	125,000	124,710
DBS Group Holdings Ltd., Reg. S, (USD Swap Semi 5 Year + 2.39%), 3.60%, 9/7/2021(d)(e)	300,000	291,988
Gilex Holding Sarl, Reg. S, 8.50%, 5/2/2023	150,000	159,000
Global Bank Corp., Reg. S, 4.50%, 10/20/2021	200,000	201,800
Mitsubishi UFJ Financial Group, Inc., (ICE LIBOR USD 3 Month + 0.74%), 3.36%, 3/2/2023(e)	85,000	84,958
Royal Bank of Scotland Group plc, (ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(e)	200,000	198,579
Santander Holdings USA, Inc., 3.40%, 1/18/2023	80,000	79,955
Sumitomo Mitsui Financial Group, Inc., (ICE LIBOR USD 3 Month + 0.74%), 3.51%, 1/17/2023(e)	105,000	105,013
United Overseas Bank Ltd., Reg. S, (USD Swap Semi 5 Year + 1.79%), 3.88%, 10/19/2023(d)(e)	200,000	191,398
Wells Fargo & Co., 3.07%, 1/24/2023	80,000	80,106
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(e)	85,000	85,327
Westpac Banking Corp., 3.30%, 2/26/2024	175,000	176,898

		4,244,654

Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	95,000	104,267
Cott Holdings, Inc., 5.50%, 4/1/2025(a)	70,000	70,613

		174,880

Biotechnology 0.2%
AbbVie, Inc., 3.20%, 11/6/2022	115,000	116,038
Celgene Corp., 4.35%, 11/15/2047	185,000	180,251

		296,289

Building Products 0.2%
Builders FirstSource, Inc., 5.63%, 9/1/2024(a)	70,000	68,950
CIMPOR Financial Operations BV, Reg. S, 5.75%, 7/17/2024	200,000	176,502
Masonite International Corp., 5.63%, 3/15/2023(a)	65,000	66,463

		311,915

Capital Markets 0.6%
Banco BTG Pactual SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.26%), 7.75%, 2/15/2029(a)(e)	200,000	198,700
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 0.78%), 3.52%, 10/31/2022(e)	85,000	84,633
(ICE LIBOR USD 3 Month + 1.17%), 3.85%, 5/15/2026(e)	85,000	83,381
Israel Electric Corp. Ltd., Series 6, Reg. S, 5.00%, 11/12/2024(a)	200,000	211,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)

	Principal Amount	Value
Capital Markets (continued)
Lions Gate Capital Holdings LLC, 6.38%, 2/1/2024(a)	$95,000	$96,457
Macquarie Group Ltd., (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(e)	85,000	84,202
(ICE LIBOR USD 3 Month + 1.33%), 4.15%, 3/27/2024(a)(e)	80,000	81,411
Morgan Stanley, (ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(e)	170,000	173,387

		1,013,171

Chemicals 0.7%
Ashland LLC, 4.75%, 8/15/2022(c)	150,000	154,312
DowDuPont, Inc., 5.42%, 11/15/2048	75,000	85,552
Hexion, Inc., 6.63%, 4/15/2020	40,000	33,700
Mexichem SAB de CV, Reg. S, 5.88%, 9/17/2044	200,000	197,836
Mosaic Co. (The), 4.05%, 11/15/2027	80,000	79,857
Sociedad Quimica y Minera de Chile SA, Reg. S, 4.38%, 1/28/2025	200,000	200,750
Syngenta Finance NV, Reg. S, 5.68%, 4/24/2048	200,000	189,484
UPL Corp. Ltd., Reg. S, 3.25%, 10/13/2021	200,000	197,373

		1,138,864

Commercial Services & Supplies 0.2%
Aramark Services, Inc., 5.00%, 4/1/2025(a)	90,000	92,160
5.00%, 2/1/2028(a)	45,000	44,815
Garda World Security Corp., 8.75%, 5/15/2025(a)	70,000	66,500
Star Merger Sub, Inc., 6.88%, 8/15/2026(a)	55,000	56,237
Tervita Escrow Corp., 7.63%, 12/1/2021(a)	110,000	109,175

		368,887

Communications Equipment 0.1%
CommScope Finance LLC, 5.50%, 3/1/2024(a)	70,000	71,595
6.00%, 3/1/2026(a)	30,000	31,031

		102,626

Construction & Engineering 0.1%
AECOM, 5.13%, 3/15/2027	110,000	106,287

Construction Materials 0.2%
Cemex SAB de CV, Reg. S, 7.75%, 4/16/2026	200,000	217,462
Inversiones CMPC SA, Reg. S, 4.75%, 9/15/2024	200,000	206,444

		423,906

Consumer Finance 0.4%
American Express Co., 2.50%, 8/1/2022	85,000	84,006
Credito Real SAB de CV SOFOM ER, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.03%), 9.12%, 11/29/2022(d)(e)	200,000	193,750
Discover Financial Services, 4.10%, 2/9/2027	85,000	84,952
General Motors Financial Co., Inc., (ICE LIBOR USD 3 Month + 0.99%), 3.79%, 1/5/2023(e)	165,000	160,114
Unifin Financiera SAB de CV SOFOM ENR, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%, 1/29/2025(d)(e)	200,000	173,502

		696,324

Containers & Packaging 0.1%
Crown Americas LLC, 4.75%, 2/1/2026	69,000	69,331
Flex Acquisition Co., Inc., 6.88%, 1/15/2025(a)	60,000	57,300
WRKCo, Inc., 3.75%, 3/15/2025	80,000	80,716

		207,347

Diversified Financial Services 0.1%
Refinitiv US Holdings, Inc., 6.25%, 5/15/2026(a)	85,000	86,169
Tempo Acquisition LLC, 6.75%, 6/1/2025(a)	45,000	45,337
Verscend Escrow Corp., 9.75%, 8/15/2026(a)	100,000	99,750

		231,256

Diversified Telecommunication Services 0.3%
AT&T, Inc., 3.40%, 5/15/2025	125,000	123,690
CCO Holdings LLC, 5.75%, 2/15/2026(a)	100,000	104,625
5.00%, 2/1/2028(a)	45,000	44,377
Frontier Communications Corp., 8.00%, 4/1/2027(a)	40,000	41,300
Level 3 Financing, Inc., 5.38%, 1/15/2024	105,000	106,953
Sprint Capital Corp., 6.88%, 11/15/2028	70,000	67,287
Telesat Canada, 8.88%, 11/15/2024(a)	40,000	43,100
Verizon Communications, Inc., 4.27%, 1/15/2036	45,000	45,515

		576,847

Electric Utilities 1.5%
AES Andres BV, Reg. S, 7.95%, 5/11/2026	200,000	212,250
Duke Energy Corp., 2.65%, 9/1/2026	215,000	204,805
Empresa Electrica Guacolda SA, Reg. S, 4.56%, 4/30/2025	200,000	188,844
Energuate Trust, Reg. S, 5.88%, 5/3/2027	200,000	196,302
Engie Energia Chile SA, Reg. S, 4.50%, 1/29/2025	200,000	206,947
Fortis, Inc., 2.10%, 10/4/2021	90,000	88,034

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)

	Principal Amount	Value
Electric Utilities (continued)
Inkia Energy Ltd., Reg. S, 5.88%, 11/9/2027	$200,000	$195,252
LLPL Capital Pte. Ltd., 6.88%, 2/4/2039(a)	200,000	216,024
Mexico Generadora de Energia S de rl, Reg. S, 5.50%, 12/6/2032	172,140	173,002
Minejesa Capital BV, Reg. S, 4.63%, 8/10/2030	200,000	193,970
Orazul Energy Egenor S en C por A, Reg. S, 5.63%, 4/28/2027	200,000	196,560
Pampa Energia SA, Reg. S, 7.50%, 1/24/2027	150,000	132,195
Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.75%, 4/24/2033	196,600	197,070
Stoneway Capital Corp., Reg. S, 10.00%, 3/1/2027	138,826	134,314
Vistra Operations Co. LLC, 5.50%, 9/1/2026(a)	50,000	52,000
5.63%, 2/15/2027(a)	85,000	88,400

		2,675,969

Electronic Equipment, Instruments & Components 0.0%†
Arrow Electronics, Inc., 3.88%, 1/12/2028	85,000	81,828

Energy Equipment & Services 0.2%
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/2025(a)	100,000	102,158
Transocean Guardian Ltd., 5.88%, 1/15/2024(a)	18,900	19,183
Transocean Poseidon Ltd., 6.88%, 2/1/2027(a)	85,000	88,400
Transocean, Inc., 7.25%, 11/1/2025(a)	35,000	34,650
USA Compression Partners LP, 6.88%, 4/1/2026	35,000	35,919
6.88%, 9/1/2027(a)	65,000	66,056

		346,366

Equity Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP, 3.65%, 2/1/2026	165,000	166,104
Crown Castle International Corp., 4.30%, 2/15/2029	95,000	97,917
ESH Hospitality, Inc., 5.25%, 5/1/2025(a)	90,000	89,400
MGM Growth Properties Operating Partnership LP, 5.75%, 2/1/2027(a)	105,000	108,675
MPT Operating Partnership LP, 5.25%, 8/1/2026	75,000	77,156
Welltower, Inc., 4.13%, 3/15/2029	165,000	168,311

		707,563

Food & Staples Retailing 0.1%
Albertsons Cos. LLC, 5.75%, 3/15/2025	15,000	14,231
7.50%, 3/15/2026(a)	70,000	72,013
Sysco Corp., 3.25%, 7/15/2027	85,000	83,555

		169,799

Food Products 0.9%
Adecoagro SA, Reg. S, 6.00%, 9/21/2027	150,000	141,000
B&G Foods, Inc., 5.25%, 4/1/2025	70,000	67,113
Grupo Bimbo SAB de CV, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.28%), 5.95%, 4/17/2023(d)(e)	200,000	205,600
JBS Investments GmbH, Reg. S, 6.25%, 2/5/2023	200,000	202,780
JBS USA LUX SA, 6.75%, 2/15/2028(a)	102,000	105,570
MARB BondCo plc, Reg. S, 6.88%, 1/19/2025	200,000	194,500
Minerva Luxembourg SA, Reg. S, 5.88%, 1/19/2028	400,000	372,000
Pilgrim’s Pride Corp., 5.75%, 3/15/2025(a)	65,000	65,650
Post Holdings, Inc., 5.50%, 3/1/2025(a)	105,000	106,181
Smithfield Foods, Inc., 4.25%, 2/1/2027(a)	90,000	85,648

		1,546,042

Health Care Equipment & Supplies 0.2%
Avantor, Inc., 9.00%, 10/1/2025(a)	65,000	70,443
Becton Dickinson and Co., 2.89%, 6/6/2022	165,000	164,230
Zimmer Biomet Holdings, Inc., 3.70%, 3/19/2023	100,000	100,910

		335,583

Health Care Providers & Services 0.8%
Anthem, Inc., 3.30%, 1/15/2023	160,000	161,869
Cardinal Health, Inc., 3.41%, 6/15/2027	200,000	189,180
Centene Corp., 4.75%, 1/15/2025	64,000	65,280
5.38%, 6/1/2026(a)	70,000	73,063
Cigna Corp., (ICE LIBOR USD 3 Month + 0.89%), 3.68%, 7/15/2023(a)(e)	170,000	169,173
CVS Health Corp., 3.70%, 3/9/2023	165,000	167,653
HCA, Inc., 5.38%, 9/1/2026	130,000	136,988
5.88%, 2/1/2029	5,000	5,387
Laboratory Corp. of America Holdings, 3.60%, 2/1/2025	200,000	199,328
MPH Acquisition Holdings LLC, 7.13%, 6/1/2024(a)	70,000	69,825
Select Medical Corp., 6.38%, 6/1/2021	60,000	60,150
WellCare Health Plans, Inc., 5.38%, 8/15/2026(a)	100,000	104,625

		1,402,521

Hotels, Restaurants & Leisure 0.5%
1011778 BC ULC, 5.00%, 10/15/2025(a)	70,000	69,146
Caesars Resort Collection LLC, 5.25%, 10/15/2025(a)	90,000	86,681
Eldorado Resorts, Inc., 6.00%, 4/1/2025	70,000	70,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)

	Principal Amount	Value
Hotels, Restaurants & Leisure (continued)
Gohl Capital Ltd., Reg. S, 4.25%, 1/24/2027	$300,000	$297,734
Golden Nugget, Inc., 6.75%, 10/15/2024(a)	85,000	85,425
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024	65,000	64,878
LTF Merger Sub, Inc., 8.50%, 6/15/2023(a)	100,000	102,625
NCL Corp. Ltd., 4.75%, 12/15/2021(a)	56,000	56,630
Viking Cruises Ltd., 5.88%, 9/15/2027(a)	95,000	92,435

		926,429

Household Durables 0.1%
Tempur Sealy International, Inc., 5.50%, 6/15/2026	93,000	93,058

Independent Power and Renewable Electricity Producers 0.4%
AES Gener SA, (USD Swap Semi 5 Year + 4.64%), 7.13%, 3/26/2079(a)(e)	200,000	204,500
Cometa Energia SA de CV, Reg. S, 6.38%, 4/24/2035	394,800	385,917
Empresa Electrica Angamos SA, Reg. S, 4.88%, 5/25/2029	182,600	183,952

		774,369

Industrial Conglomerates 0.1%
General Electric Co., 5.88%, 1/14/2038	80,000	85,099
Roper Technologies, Inc., 4.20%, 9/15/2028	85,000	88,106

		173,205

Insurance 0.2%
Alliant Holdings Intermediate LLC, 8.25%, 8/1/2023(a)	65,000	66,625
New York Life Global Funding, 2.30%, 6/10/2022(a)	85,000	83,755
NFP Corp., 6.88%, 7/15/2025(a)	90,000	85,950
Nuveen Finance LLC, 4.13%, 11/1/2024(a)	160,000	168,164

		404,494

Interactive Media & Services 0.0%†
Match Group, Inc., 5.00%, 12/15/2027(a)	85,000	85,638

Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc., 2.80%, 8/22/2024	225,000	225,395
Expedia Group, Inc., 3.80%, 2/15/2028	210,000	202,642

		428,037

IT Services 0.1%
GTT Communications, Inc., 7.88%, 12/31/2024(a)	100,000	87,500

Leisure Products 0.0%†
Hasbro, Inc., 3.50%, 9/15/2027	90,000	86,619

Machinery 0.2%
Caterpillar, Inc., 3.40%, 5/15/2024	160,000	165,815
Colfax Corp., 6.00%, 2/15/2024(a)	35,000	36,444
6.38%, 2/15/2026(a)	65,000	69,184

		271,443

Media 0.3%
Cengage Learning, Inc., 9.50%, 6/15/2024(a)	60,000	49,500
Charter Communications Operating LLC, 4.46%, 7/23/2022	100,000	103,461
Comcast Corp., 4.70%, 10/15/2048	85,000	92,149
CSC Holdings LLC, 5.25%, 6/1/2024	45,000	45,675
Gray Television, Inc., 7.00%, 5/15/2027(a)	100,000	106,250
Sirius XM Radio, Inc., 5.38%, 7/15/2026(a)	45,000	45,970

		443,005

Metals & Mining 0.6%
CSN Islands XII Corp., Reg. S, 7.00%, 6/23/2019(d)	100,000	85,963
CSN Resources SA, Reg. S, 7.63%, 2/13/2023	200,000	200,250
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	200,000	182,000
5.45%, 3/15/2043	150,000	131,251
Nexa Resources SA, Reg. S, 5.38%, 5/4/2027	200,000	205,502
SunCoke Energy Partners LP, 7.50%, 6/15/2025(a)	45,000	45,563
Vedanta Resources plc, Reg. S, 6.13%, 8/9/2024	200,000	182,622

		1,033,151

Multiline Retail 0.0%†
Dollar Tree, Inc., 4.00%, 5/15/2025	75,000	75,814

Oil, Gas & Consumable Fuels 2.3%
AI Candelaria Spain SLU, Reg. S, 7.50%, 12/15/2028	250,000	260,625
Antero Midstream Partners LP, 5.75%, 3/1/2027(a)	135,000	137,025
Canacol Energy Ltd., 7.25%, 5/3/2025(a)	200,000	199,502
Canadian Natural Resources Ltd., 2.95%, 1/15/2023	170,000	168,737
Cheniere Energy Partners LP, 5.25%, 10/1/2025	85,000	86,912
5.63%, 10/1/2026(a)	55,000	56,375
Continental Resources, Inc., 4.38%, 1/15/2028	90,000	92,403
Cosan Luxembourg SA, Reg. S, 7.00%, 1/20/2027	200,000	210,000
Energy Transfer Operating LP, 4.75%, 1/15/2026	80,000	83,620
Enterprise Products Operating LLC, 3.75%, 2/15/2025	125,000	129,031
EQM Midstream Partners LP, 4.75%, 7/15/2023	85,000	86,690
EQT Corp., 3.90%, 10/1/2027	185,000	173,034

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Geopark Ltd., Reg. S, 6.50%, 9/21/2024	$200,000	$200,750
GNL Quintero SA, Reg. S, 4.63%, 7/31/2029	200,000	206,700
Gran Tierra Energy International Holdings Ltd., Reg. S, 6.25%, 2/15/2025	200,000	191,000
Gulfport Energy Corp., 6.38%, 5/15/2025	80,000	72,400
Hilcorp Energy I LP, 6.25%, 11/1/2028(a)	70,000	70,175
Indigo Natural Resources LLC, 6.88%, 2/15/2026(a)	45,000	39,825
Kinder Morgan, Inc., 4.30%, 3/1/2028	100,000	103,300
Oasis Petroleum, Inc., 6.88%, 3/15/2022	40,000	40,400
ONGC Videsh Ltd., Reg. S, 4.63%, 7/15/2024	200,000	207,728
Parsley Energy LLC, 5.63%, 10/15/2027(a)	35,000	34,825
Peabody Energy Corp., 6.00%, 3/31/2022(a)	140,000	141,050
Petrobras Global Finance BV, 5.75%, 2/1/2029	250,000	247,625
6.90%, 3/19/2049	50,000	49,470
Petroleos Mexicanos, 6.50%, 6/2/2041	100,000	90,519
QEP Resources, Inc., 5.25%, 5/1/2023	45,000	42,413
Sabine Pass Liquefaction LLC, 5.00%, 3/15/2027	80,000	84,833
Sunoco LP, 6.00%, 4/15/2027(a)	35,000	35,165
Williams Cos., Inc. (The), 3.75%, 6/15/2027	85,000	84,385
YPF SA, Reg. S, 8.50%, 7/28/2025	200,000	196,250
Reg. S, 6.95%, 7/21/2027	100,000	88,800

		3,911,567

Paper & Forest Products 0.1%
Georgia-Pacific LLC, 3.60%, 3/1/2025(a)	101,000	103,488

Pharmaceuticals 0.2%
Allergan Funding SCS, 3.80%, 3/15/2025	195,000	197,542
AstraZeneca plc, 2.38%, 6/12/2022	80,000	78,819
Bausch Health Americas, Inc., 9.25%, 4/1/2026(a)	35,000	38,301
8.50%, 1/31/2027(a)	25,000	26,500
Bausch Health Cos., Inc., 7.00%, 3/15/2024(a)	35,000	37,030
5.75%, 8/15/2027(a)	25,000	25,632

		403,824

Road & Rail 0.3%
Avolon Holdings Funding Ltd., 5.13%, 10/1/2023(a)	44,000	44,770
5.25%, 5/15/2024(a)	90,000	92,700
JSL Europe SA, Reg. S, 7.75%, 7/26/2024	200,000	197,540
Penske Truck Leasing Co. LP, 4.20%, 4/1/2027(a)	45,000	44,758
Union Pacific Corp., 4.30%, 3/1/2049	90,000	93,023

		472,791

Software 0.1%
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024(a)	65,000	70,850
Informatica LLC, 7.13%, 7/15/2023(a)	85,000	86,594
Sophia LP, 9.00%, 9/30/2023(a)	40,000	41,500

		198,944

Specialty Retail 0.0%†
PetSmart, Inc., 7.13%, 3/15/2023(a)	50,000	37,250
5.88%, 6/1/2025(a)	25,000	20,937

		58,187

Thrifts & Mortgage Finance 0.0%†
Nationstar Mortgage Holdings, Inc., 8.13%, 7/15/2023(a)	50,000	51,500

Tobacco 0.2%
Altria Group, Inc., 5.95%, 2/14/2049	85,000	91,210
Reynolds American, Inc., 4.00%, 6/12/2022	195,000	199,160

		290,370

Trading Companies & Distributors 0.2%
Air Lease Corp., 3.25%, 3/1/2025	185,000	178,127
Beacon Roofing Supply, Inc., 4.88%, 11/1/2025(a)	110,000	103,950
United Rentals North America, Inc., 6.50%, 12/15/2026	50,000	52,625

		334,702

Transportation Infrastructure 0.3%
Adani Ports & Special Economic Zone Ltd., Reg. S, 3.95%, 1/19/2022	300,000	300,858
ENA Norte Trust, Reg. S, 4.95%, 4/25/2023	194,138	197,537

		498,395

Wireless Telecommunication Services 0.8%
Bharti Airtel International Netherlands BV, Reg. S, 5.13%, 3/11/2023	300,000	309,605
C&W Senior Financing DAC, Reg. S, 6.88%, 9/15/2027	400,000	401,000
Comunicaciones Celulares SA, Reg. S, 6.88%, 2/6/2024	200,000	207,750
Millicom International Cellular SA, Reg. S, 5.13%, 1/15/2028	200,000	191,250
Sprint Corp., 7.13%, 6/15/2024	65,000	65,975

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)

	Principal Amount	Value
Wireless Telecommunication Services (continued)
Telefonica Celular del Paraguay SA, 5.88%, 4/15/2027(a)	$200,000	$202,900

		1,378,480

Total Corporate Bonds (cost $30,053,433)		30,411,545

Foreign Government Securities 0.3%

	Principal Amount	Value
ARGENTINA 0.2%
Provincia de Buenos Aires, Reg. S, 7.88%, 6/15/2027	150,000	109,125
Republic of Argentina, 6.88%, 1/26/2027	300,000	242,700

		351,825

COLOMBIA 0.1%
Republic of Colombia, 5.20%, 5/15/2049	200,000	215,160

Total Foreign Government Securities (cost $635,823)		566,985

Mortgage-Backed Securities 16.6%

	Principal Amount	Value
FHLMC Gold Pool
Pool# T65102 2.50%, 10/1/2042	3,604,525	3,479,965
Pool# V83144 4.00%, 4/1/2047	3,212,208	3,316,279
Pool# Q50135 3.50%, 8/1/2047	7,216,509	7,334,731
Pool# G08775 4.00%, 8/1/2047	2,515,880	2,597,394
Pool# Q51461 3.50%, 10/1/2047	2,762,439	2,807,266
FNMA Pool
Pool# BE2453 3.00%, 12/1/2046	3,672,354	3,660,881
Pool# MA2888 2.50%, 1/1/2047	2,861,707	2,781,052
Pool# AS9937 3.00%, 7/1/2047	2,637,193	2,629,158

Total Mortgage-Backed Securities (cost $28,816,222)		28,606,726

U.S. Treasury Obligations 8.9%

	Principal Amount	Value
U.S. Treasury Inflation Linked Notes, 0.63%, 4/15/2023(f)	800,000	816,302
U.S. Treasury Notes 2.38%, 1/31/2023	1,000,000	1,005,078
2.13%, 2/29/2024	3,000,000	2,982,305
2.13%, 7/31/2024	3,600,000	3,574,125
2.25%, 11/15/2025	4,350,000	4,330,289
1.63%, 5/15/2026	2,700,000	2,575,441

Total U.S. Treasury Obligations (cost $15,082,271)		15,283,540

Investment Company 3.8%

	Shares	Value
Fixed Income Fund 3.8%
DoubleLine Floating Rate Fund, Class I	681,136	6,572,959

Total Investment Company (cost $6,781,090)		6,572,959

Short-Term Investments 3.3%

	Principal Amount	Value
U.S. Treasury Obligations 3.3%
U.S. Treasury Bills 2.56%, 8/15/2019	$1,150,000	1,139,649
2.56%, 1/2/2020	1,050,000	1,031,264
2.51%, 2/27/2020	3,500,000	3,424,954

Total Short-Term Investments (cost $5,590,008)		5,595,867

Total Investments (cost $169,901,532) — 97.9%		169,024,798
Other assets in excess of liabilities — 2.1%		3,687,954

NET ASSETS — 100.0%		$172,712,752

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $26,062,738 which represents 15.09% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2019.
(d)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date reflects the next call date.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.
(f)	Principal amounts are not adjusted for inflation.
†	Amount rounds to less than 0.1%. Types

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$18,331,497	$—	$18,331,497
Collateralized Mortgage Obligations	—	52,227,601	—	52,227,601
Commercial Mortgage-Backed Securities	—	11,428,078	—	11,428,078
Corporate Bonds	—	30,411,545	—	30,411,545
Foreign Government Securities	—	566,985	—	566,985
Investment Company	6,572,959	—	—	6,572,959
Mortgage-Backed Securities	—	28,606,726	—	28,606,726
Short-Term Investments	—	5,595,867	—	5,595,867
U.S. Treasury Obligations	—	15,283,540	—	15,283,540

Total	$6,572,959	$162,451,839	$—	$169,024,798

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2019 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 94.0%

	Principal Amount	Value
Aerospace & Defense 1.3%
TransDigm UK Holdings plc, 6.88%, 5/15/2026(a)	$200,000	$199,000
TransDigm, Inc., 6.00%, 7/15/2022	625,000	635,156
6.50%, 7/15/2024	125,000	128,437
6.50%, 5/15/2025	425,000	431,418
6.25%, 3/15/2026(a)	375,000	390,563

		1,784,574

Automotive 2.6%
Adient Global Holdings Ltd., 4.88%, 8/15/2026(a)	575,000	421,187
American Axle & Manufacturing, Inc., 6.50%, 4/1/2027	575,000	556,485
BCD Acquisition, Inc., 9.63%, 9/15/2023(a)	125,000	132,500
Dana Financing Luxembourg Sarl, 5.75%, 4/15/2025(a)	150,000	150,000
6.50%, 6/1/2026(a)	425,000	433,500
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/2026	275,000	262,212
4.88%, 3/15/2027	100,000	91,375
IHO Verwaltungs GmbH, 4.75%, 9/15/2026(a)(b)	600,000	570,000
JB Poindexter & Co., Inc., 7.13%, 4/15/2026(a)	250,000	250,708
Motors Liquidation Co., 7.40%, 9/1/2025(c)(d)(e)(f)	2,500,000	0
Panther BF Aggregator 2 LP, 6.25%, 5/15/2026(a)	75,000	76,500
8.50%, 5/15/2027(a)	575,000	576,438

		3,520,905

Banking 0.4%
Ally Financial, Inc., 5.75%, 11/20/2025	550,000	585,810

Building Materials 1.8%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/2023(a)	50,000	51,312
5.88%, 5/15/2026(a)	500,000	506,875
Core & Main LP, 6.13%, 8/15/2025(a)	425,000	415,565
Masonite International Corp., 5.75%, 9/15/2026(a)	250,000	255,000
NCI Building Systems, Inc., 8.00%, 4/15/2026(a)	375,000	336,758
Standard Industries, Inc., 6.00%, 10/15/2025(a)	275,000	287,950
5.00%, 2/15/2027(a)	600,000	580,680

		2,434,140

Cable Satellite 8.9%
Cablevision Systems Corp., 5.88%, 9/15/2022	250,000	261,250
CCO Holdings LLC, 5.75%, 9/1/2023	150,000	153,000
5.75%, 1/15/2024	775,000	795,344
5.88%, 4/1/2024(a)	200,000	209,022
5.75%, 2/15/2026(a)	625,000	653,906
5.50%, 5/1/2026(a)	175,000	180,687
5.88%, 5/1/2027(a)	75,000	77,835
5.00%, 2/1/2028(a)	525,000	517,729
CSC Holdings LLC, 5.13%, 12/15/2021(a)	275,000	275,344
5.25%, 6/1/2024	600,000	609,000
7.75%, 7/15/2025(a)	475,000	509,437
5.50%, 5/15/2026(a)	250,000	256,950
5.50%, 4/15/2027(a)	725,000	740,334
7.50%, 4/1/2028(a)	250,000	267,887
DISH DBS Corp., 5.88%, 7/15/2022	75,000	72,585
5.00%, 3/15/2023	75,000	67,500
5.88%, 11/15/2024	575,000	483,000
7.75%, 7/1/2026	400,000	348,000
Intelsat Jackson Holdings SA, 5.50%, 8/1/2023	300,000	266,250
8.00%, 2/15/2024(a)	100,000	104,250
8.50%, 10/15/2024(a)	350,000	340,375
9.75%, 7/15/2025(a)	175,000	177,678
Sirius XM Radio, Inc., 6.00%, 7/15/2024(a)	575,000	595,844
5.38%, 7/15/2026(a)	550,000	561,852
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028(a)	800,000	784,000
Unitymedia GmbH, 6.13%, 1/15/2025(a)	600,000	622,740
Virgin Media Secured Finance plc, 5.25%, 1/15/2026(a)	825,000	830,156
5.50%, 8/15/2026(a)	375,000	381,563
Ziggo Bond Co. BV,
5.88%, 1/15/2025(a)	200,000	197,500
6.00%, 1/15/2027(a)	200,000	192,000
Ziggo BV, 5.50%, 1/15/2027(a)	425,000	419,688

		11,952,706

Chemicals 1.9%
Alpha 2 BV, 8.75%, 6/1/2023(a)(b)	200,000	194,500
Alpha 3 BV, 6.25%, 2/1/2025(a)	475,000	458,375
Compass Minerals International, Inc., 4.88%, 7/15/2024(a)	425,000	397,375
Hexion, Inc., 6.63%, 4/15/2020	550,000	463,375
Koppers, Inc., 6.00%, 2/15/2025(a)	450,000	439,875
PQ Corp., 5.75%, 12/15/2025(a)	175,000	170,406
Starfruit Finco BV, 8.00%, 10/1/2026(a)	475,000	478,563

		2,602,469

Construction Machinery 0.7%
United Rentals North America, Inc., 5.88%, 9/15/2026	175,000	180,906
6.50%, 12/15/2026	200,000	210,500
5.50%, 5/15/2027	275,000	277,750
4.88%, 1/15/2028	225,000	218,858

		888,014

Consumer Cyclical Services 0.4%
Garda World Security Corp., 8.75%, 5/15/2025(a)	500,000	475,000

Consumer Products 1.4%
Energizer Holdings, Inc., 5.50%, 6/15/2025(a)	75,000	74,226
6.38%, 7/15/2026(a)	50,000	51,250
7.75%, 1/15/2027(a)	400,000	426,000
First Quality Finance Co., Inc., 5.00%, 7/1/2025(a)	50,000	48,626

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Consumer Products (continued)
Prestige Brands, Inc., 5.38%, 12/15/2021(a)	$700,000	$705,250
6.38%, 3/1/2024(a)	625,000	635,938

		1,941,290

Diversified Manufacturing 1.2%
Colfax Corp., 6.00%, 2/15/2024(a)	75,000	78,093
6.38%, 2/15/2026(a)	75,000	79,828
Gates Global LLC, 6.00%, 7/15/2022(a)	430,000	431,681
Stevens Holding Co., Inc., 6.13%, 10/1/2026(a)	75,000	77,250
Titan Acquisition Ltd., 7.75%, 4/15/2026(a)	375,000	323,438
WESCO Distribution, Inc., 5.38%, 12/15/2021	450,000	454,500
5.38%, 6/15/2024	200,000	202,500

		1,647,290

Environmental 0.3%
Tervita Escrow Corp., 7.63%, 12/1/2021(a)	450,000	446,625

Finance Companies 2.8%
Navient Corp., 5.50%, 1/25/2023	75,000	75,094
7.25%, 9/25/2023	100,000	105,625
5.88%, 10/25/2024	975,000	943,312
6.75%, 6/15/2026	75,000	71,813
Park Aerospace Holdings Ltd., 5.25%, 8/15/2022(a)	250,000	256,225
4.50%, 3/15/2023(a)	125,000	124,375
5.50%, 2/15/2024(a)	1,050,000	1,090,057
Quicken Loans, Inc., 5.75%, 5/1/2025(a)	900,000	903,150
5.25%, 1/15/2028(a)	150,000	140,438

		3,710,089

Food & Beverage 2.6%
Acosta, Inc., 7.75%, 10/1/2022(a)	525,000	81,427
Aramark Services, Inc., 5.13%, 1/15/2024	450,000	461,813
5.00%, 4/1/2025(a)	150,000	153,600
5.00%, 2/1/2028(a)	250,000	248,970
B&G Foods, Inc., 5.25%, 4/1/2025	675,000	647,156
Post Holdings, Inc., 5.00%, 8/15/2026(a)	700,000	680,750
5.75%, 3/1/2027(a)	725,000	727,719
US Foods, Inc., 5.88%, 6/15/2024(a)	475,000	485,094

		3,486,529

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., 10.38%, 9/15/2007(c)(d)(e)	100,000	0

Gaming 3.6%
Boyd Gaming Corp., 6.88%, 5/15/2023	250,000	259,687
6.38%, 4/1/2026	175,000	181,125
6.00%, 8/15/2026	100,000	102,500
Caesars Resort Collection LLC, 5.25%, 10/15/2025(a)	700,000	674,184
Eldorado Resorts, Inc., 6.00%, 4/1/2025	300,000	303,750
6.00%, 9/15/2026	75,000	76,125
MGM Growth Properties Operating Partnership LP, 5.63%, 5/1/2024	225,000	234,000
MGM Resorts International, 6.00%, 3/15/2023	375,000	395,625
5.75%, 6/15/2025	200,000	207,000
4.63%, 9/1/2026	100,000	97,250
5.50%, 4/15/2027	100,000	101,062
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024(a)	375,000	371,250
Penn National Gaming, Inc., 5.63%, 1/15/2027(a)	100,000	97,250
Rivers Pittsburgh Borrower LP, 6.13%, 8/15/2021(a)	500,000	500,000
Stars Group Holdings BV, 7.00%, 7/15/2026(a)	475,000	495,188
Station Casinos LLC, 5.00%, 10/1/2025(a)	425,000	416,500
Sugarhouse HSP Gaming Prop Mezz LP, 5.88%, 5/15/2025(a)	325,000	321,141

		4,833,637

Health Insurance 0.3%
Centene Corp., 5.38%, 6/1/2026(a)	250,000	260,937
WellCare Health Plans, Inc., 5.38%, 8/15/2026(a)	100,000	104,625

		365,562

Healthcare 10.7%
Acadia Healthcare Co., Inc., 5.63%, 2/15/2023	75,000	75,469
6.50%, 3/1/2024	600,000	615,000
Air Medical Group Holdings, Inc., 6.38%, 5/15/2023(a)	700,000	588,000
Avantor, Inc., 6.00%, 10/1/2024(a)	175,000	181,562
9.00%, 10/1/2025(a)	550,000	596,063
Charles River Laboratories International, Inc., 5.50%, 4/1/2026(a)	100,000	103,750
Community Health Systems, Inc., 6.88%, 2/1/2022	350,000	232,750
6.25%, 3/31/2023	275,000	258,747
8.63%, 1/15/2024(a)	150,000	150,188
8.00%, 3/15/2026(a)	125,000	120,000
Envision Healthcare Corp., 8.75%, 10/15/2026(a)	500,000	445,625
HCA, Inc., 5.00%, 3/15/2024	300,000	318,058
5.38%, 2/1/2025	175,000	185,500
5.25%, 4/15/2025	175,000	187,911
5.88%, 2/15/2026	800,000	864,000
5.38%, 9/1/2026	100,000	105,375
5.63%, 9/1/2028	325,000	343,687
5.88%, 2/1/2029	275,000	296,299
IQVIA, Inc., 5.00%, 10/15/2026(a)	275,000	281,361
MEDNAX, Inc., 6.25%, 1/15/2027(a)	325,000	328,250
MPH Acquisition Holdings LLC, 7.13%, 6/1/2024(a)	900,000	897,750
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/2022(a)	1,200,000	1,138,800
Polaris Intermediate Corp., 8.50%, 12/1/2022(a)(b)	375,000	369,937

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Healthcare (continued)
RegionalCare Hospital Partners Holdings, Inc., 9.75%, 12/1/2026(a)	$450,000	$466,875
Sotera Health Holdings LLC, 6.50%, 5/15/2023(a)	875,000	881,562
Sotera Health Topco, Inc., 8.12%, 11/1/2021(a)(b)	400,000	395,000
Surgery Center Holdings, Inc., 6.75%, 7/1/2025(a)	450,000	407,250
Team Health Holdings, Inc., 6.38%, 2/1/2025(a)	1,050,000	854,437
Teleflex, Inc., 4.88%, 6/1/2026	50,000	50,938
4.63%, 11/15/2027	75,000	74,391
Tenet Healthcare Corp., 4.38%, 10/1/2021	125,000	127,175
6.75%, 6/15/2023	650,000	669,500
4.63%, 7/15/2024	175,000	175,271
5.13%, 5/1/2025	375,000	376,894
Vizient, Inc., 10.38%, 3/1/2024(a)	525,000	570,570
West Street Merger Sub, Inc., 6.38%, 9/1/2025(a)	675,000	656,438

		14,390,383

Hotels, Restaurants & Leisure 0.5%
Hilton Domestic Operating Co., Inc., 5.13%, 5/1/2026(a)	325,000	330,457
Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/2026(a)	350,000	355,250

		685,707

Independent Energy 5.7%
Antero Resources Corp., 5.63%, 6/1/2023	75,000	76,031
5.00%, 3/1/2025	250,000	245,625
Ascent Resources Utica Holdings LLC, 7.00%, 11/1/2026(a)	125,000	120,156
Berry Petroleum Co. LLC, 7.00%, 2/15/2026(a)	225,000	222,750
Callon Petroleum Co., 6.13%, 10/1/2024	320,000	321,600
6.38%, 7/1/2026	150,000	150,375
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	225,000	221,344
8.25%, 7/15/2025	125,000	128,750
Centennial Resource Production LLC, 6.88%, 4/1/2027(a)	225,000	227,205
Chesapeake Energy Corp., 5.75%, 3/15/2023	75,000	73,312
7.00%, 10/1/2024	200,000	199,500
8.00%, 1/15/2025	75,000	76,500
8.00%, 6/15/2027	400,000	394,000
CrownRock LP, 5.63%, 10/15/2025(a)	600,000	576,000
Endeavor Energy Resources LP, 5.50%, 1/30/2026(a)	75,000	76,875
5.75%, 1/30/2028(a)	125,000	130,937
EP Energy LLC, 8.00%, 11/29/2024(a)	325,000	180,375
Gulfport Energy Corp., 6.00%, 10/15/2024	100,000	90,764
6.38%, 5/15/2025	150,000	135,750
6.38%, 1/15/2026	75,000	66,375
Jagged Peak Energy LLC, 5.88%, 5/1/2026	125,000	123,944
Laredo Petroleum, Inc., 5.63%, 1/15/2022	150,000	137,062
6.25%, 3/15/2023	125,000	111,563
Oasis Petroleum, Inc., 6.88%, 3/15/2022	403,000	407,030
Parsley Energy LLC, 5.38%, 1/15/2025(a)	100,000	99,750
5.25%, 8/15/2025(a)	75,000	73,875
5.63%, 10/15/2027(a)	200,000	199,000
PDC Energy, Inc., 6.13%, 9/15/2024	225,000	225,000
5.75%, 5/15/2026	150,000	146,625
QEP Resources, Inc., 5.25%, 5/1/2023	75,000	70,688
5.63%, 3/1/2026	150,000	135,750
Range Resources Corp., 4.88%, 5/15/2025	448,000	415,520
SM Energy Co., 5.00%, 1/15/2024	325,000	300,625
5.63%, 6/1/2025	100,000	92,464
6.75%, 9/15/2026	100,000	95,875
Southwestern Energy Co., 7.75%, 10/1/2027	250,000	255,313
SRC Energy, Inc., 6.25%, 12/1/2025	350,000	312,480
Ultra Resources, Inc., 6.88%, 4/15/2022(a)	100,000	32,000
7.13%, 4/15/2025(a)	225,000	46,125
Whiting Petroleum Corp., 6.25%, 4/1/2023	275,000	276,375
6.63%, 1/15/2026	175,000	171,500
WPX Energy, Inc., 5.25%, 9/15/2024	125,000	126,250
5.75%, 6/1/2026	75,000	76,125

		7,645,163

Industrial - Other 0.6%
Anixter, Inc., 6.00%, 12/1/2025(a)	75,000	78,750
Hillman Group, Inc. (The), 6.38%, 7/15/2022(g)	475,000	425,125
KAR Auction Services, Inc., 5.13%, 6/1/2025(a)	225,000	222,469
Resideo Funding, Inc., 6.13%, 11/1/2026(a)	125,000	128,750

		855,094

Insurance - P&C 3.3%
Acrisure LLC, 8.13%, 2/15/2024(a)	125,000	129,520
7.00%, 11/15/2025(a)	500,000	450,000
AmWINS Group, Inc., 7.75%, 7/1/2026(a)	450,000	448,875
Ardonagh Midco 3 plc, 8.63%, 7/15/2023(a)	450,000	384,750
8.63%, 7/15/2023(a)	200,000	171,000
AssuredPartners, Inc., 7.00%, 8/15/2025(a)	500,000	462,500
HUB International Ltd., 7.00%, 5/1/2026(a)	1,225,000	1,212,750
NFP Corp., 6.88%, 7/15/2025(a)	600,000	573,000
USI, Inc., 6.88%, 5/1/2025(a)	575,000	558,469

		4,390,864

Leisure 0.7%
Six Flags Entertainment Corp., 5.50%, 4/15/2027(a)	725,000	716,880

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Leisure (continued)
VOC Escrow Ltd., 5.00%, 2/15/2028(a)	$175,000	$170,188

		887,068

Media Entertainment 4.9%
AMC Networks, Inc., 5.00%, 4/1/2024	375,000	376,837
4.75%, 8/1/2025	175,000	173,688
CBS Radio, Inc., 7.25%, 11/1/2024(a)	350,000	348,250
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/2022	425,000	434,031
EMI Music Publishing Group North America Holdings, Inc., 7.63%, 6/15/2024(a)	350,000	371,000
Gray Television, Inc., 5.13%, 10/15/2024(a)	150,000	150,608
5.88%, 7/15/2026(a)	350,000	356,195
7.00%, 5/15/2027(a)	125,000	132,812
iHeartCommunications, Inc., 9.00%, 3/1/2021(e)	425,000	299,625
Match Group, Inc., 5.00%, 12/15/2027(a)	325,000	327,438
Nexstar Broadcasting, Inc., 5.88%, 11/15/2022	450,000	461,812
5.63%, 8/1/2024(a)	500,000	507,500
Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/2025(a)	275,000	264,344
Nielsen Finance LLC, 5.00%, 4/15/2022(a)	200,000	197,500
Sinclair Television Group, Inc., 5.63%, 8/1/2024(a)	350,000	353,063
5.88%, 3/15/2026(a)	450,000	453,375
5.13%, 2/15/2027(a)	100,000	95,750
TEGNA, Inc., 6.38%, 10/15/2023	425,000	438,812
Tribune Media Co., 5.88%, 7/15/2022	575,000	586,859
Urban One, Inc., 7.38%, 4/15/2022(a)	275,000	265,375

		6,594,874

Metals & Mining 1.6%
Coeur Mining, Inc., 5.88%, 6/1/2024	350,000	336,875
Freeport-McMoRan, Inc., 3.88%, 3/15/2023	500,000	492,805
5.40%, 11/14/2034	475,000	432,250
Hudbay Minerals, Inc., 7.25%, 1/15/2023(a)	150,000	155,250
7.63%, 1/15/2025(a)	300,000	307,875
Steel Dynamics, Inc., 5.25%, 4/15/2023	75,000	76,219
5.50%, 10/1/2024	125,000	129,062
Teck Resources Ltd., 6.13%, 10/1/2035	275,000	292,537

		2,222,873

Midstream 6.1%
AmeriGas Partners LP, 5.63%, 5/20/2024	25,000	25,406
5.50%, 5/20/2025	225,000	224,156
5.88%, 8/20/2026	350,000	349,563
5.75%, 5/20/2027	100,000	98,750
Andeavor Logistics LP, 6.25%, 10/15/2022	232,000	238,380
Antero Midstream Partners LP, 5.38%, 9/15/2024	425,000	428,315
5.75%, 3/1/2027(a)	100,000	101,500
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/2024	225,000	253,980
5.88%, 3/31/2025	225,000	244,687
5.13%, 6/30/2027	100,000	104,875
Cheniere Energy Partners LP, 5.25%, 10/1/2025	425,000	434,562
5.63%, 10/1/2026(a)	225,000	230,625
CNX Midstream Partners LP, 6.50%, 3/15/2026(a)	475,000	459,562
Energy Transfer Operating LP, 5.88%, 1/15/2024	125,000	136,445
Ferrellgas LP, 6.75%, 1/15/2022	650,000	567,125
6.75%, 6/15/2023	150,000	130,875
Holly Energy Partners LP, 6.00%, 8/1/2024(a)	650,000	670,800
NuStar Logistics LP, 5.63%, 4/28/2027	450,000	449,438
Suburban Propane Partners LP, 5.50%, 6/1/2024	600,000	584,460
5.88%, 3/1/2027	150,000	142,125
Summit Midstream Holdings LLC, 5.50%, 8/15/2022	575,000	569,250
5.75%, 4/15/2025	325,000	306,313
Sunoco LP, 4.88%, 1/15/2023	50,000	50,795
5.50%, 2/15/2026	100,000	99,000
5.88%, 3/15/2028	175,000	173,688
Targa Pipeline Partners LP, 5.88%, 8/1/2023	175,000	174,639
Targa Resources Partners LP, 5.13%, 2/1/2025	150,000	153,000
5.88%, 4/15/2026(a)	300,000	317,100
5.38%, 2/1/2027	350,000	357,875
6.50%, 7/15/2027(a)	25,000	26,969
TransMontaigne Partners LP, 6.13%, 2/15/2026	175,000	164,500

		8,268,758

Oil Field Services 1.9%
Apergy Corp., 6.38%, 5/1/2026	50,000	50,625
Archrock Partners LP, 6.88%, 4/1/2027(a)	325,000	331,403
Precision Drilling Corp., 6.50%, 12/15/2021	34,495	34,754
7.75%, 12/15/2023	275,000	282,563
7.13%, 1/15/2026(a)	100,000	99,156
SESI LLC, 7.13%, 12/15/2021	275,000	246,469
7.75%, 9/15/2024	425,000	351,687
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025(a)	325,000	308,750
USA Compression Partners LP, 6.88%, 4/1/2026	425,000	436,156
6.88%, 9/1/2027(a)	175,000	177,844
Weatherford International Ltd., 8.25%, 6/15/2023	200,000	141,500
7.00%, 3/15/2038	275,000	156,750

		2,617,657

Packaging 5.7%
ARD Finance SA, 7.13%, 9/15/2023(b)	450,000	448,313
Ardagh Packaging Finance plc, 7.25%, 5/15/2024(a)	925,000	974,441
Berry Global, Inc., 5.50%, 5/15/2022	325,000	329,875
6.00%, 10/15/2022	75,000	77,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Packaging (continued)
BWAY Holding Co., 5.50%, 4/15/2024(a)	$325,000	$322,660
7.25%, 4/15/2025(a)	1,025,000	988,479
Crown Americas LLC, 4.75%, 2/1/2026	250,000	251,200
4.25%, 9/30/2026	25,000	24,156
Flex Acquisition Co., Inc., 6.88%, 1/15/2025(a)	975,000	931,125
7.88%, 7/15/2026(a)	325,000	313,625
Greif, Inc., 6.50%, 3/1/2027(a)	125,000	127,813
Multi-Color Corp., 6.13%, 12/1/2022(a)	575,000	592,250
4.88%, 11/1/2025(a)	150,000	154,875
Owens-Brockway Glass Container, Inc., 5.88%, 8/15/2023(a)	200,000	209,480
5.38%, 1/15/2025(a)	400,000	407,000
6.38%, 8/15/2025(a)	50,000	52,625
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	557,237	557,933
7.00%, 7/15/2024(a)	500,000	515,063
Trident Merger Sub, Inc., 6.63%, 11/1/2025(a)	425,000	397,375

		7,675,538

Paper 0.5%
Clearwater Paper Corp., 5.38%, 2/1/2025(a)	675,000	627,750

Pharmaceuticals 4.1%
Bausch Health Americas, Inc., 9.25%, 4/1/2026(a)	225,000	246,217
8.50%, 1/31/2027(a)	400,000	424,000
Bausch Health Cos., Inc., 6.50%, 3/15/2022(a)	75,000	77,625
5.50%, 3/1/2023(a)	61,000	61,305
5.88%, 5/15/2023(a)	253,000	256,162
7.00%, 3/15/2024(a)	100,000	105,800
6.13%, 4/15/2025(a)	1,150,000	1,138,500
9.00%, 12/15/2025(a)	125,000	135,788
5.75%, 8/15/2027(a)	150,000	153,795
Endo Dac, 6.00%, 7/15/2023(a)	389,000	299,530
6.00%, 2/1/2025(a)(h)	525,000	379,722
Jaguar Holding Co. II, 6.38%, 8/1/2023(a)	1,300,000	1,324,375
Mallinckrodt International Finance SA, 5.63%, 10/15/2023(a)	450,000	373,500
5.50%, 4/15/2025(a)	775,000	604,500

		5,580,819

Refining 0.4%
CVR Refining LLC, 6.50%, 11/1/2022	550,000	555,500

Restaurants 1.1%
1011778 BC ULC, 5.00%, 10/15/2025(a)	975,000	963,105
KFC Holding Co., 5.25%, 6/1/2026(a)	275,000	277,578
4.75%, 6/1/2027(a)	150,000	147,375
Performance Food Group, Inc., 5.50%, 6/1/2024(a)	75,000	75,656

		1,463,714

Retailers 0.7%
Party City Holdings, Inc., 6.13%, 8/15/2023(a)	500,000	506,250
6.63%, 8/1/2026(a)	200,000	199,000
PetSmart, Inc., 7.13%, 3/15/2023(a)	150,000	111,750
Rite Aid Corp., 6.13%, 4/1/2023(a)	100,000	82,500
William Carter Co. (The), 5.63%, 3/15/2027(a)	50,000	51,687

		951,187

Supermarkets 0.8%
Albertsons Cos. LLC, 6.63%, 6/15/2024	350,000	353,500
5.75%, 3/15/2025	625,000	592,969
7.50%, 3/15/2026(a)	125,000	128,593

		1,075,062

Technology 8.2%
Banff Merger Sub, Inc., 9.75%, 9/1/2026(a)	575,000	557,750
CDW LLC, 5.50%, 12/1/2024	200,000	210,250
CommScope Technologies LLC, 6.00%, 6/15/2025(a)	125,000	121,525
Dell International LLC, 7.13%, 6/15/2024(a)	600,000	636,211
First Data Corp., 5.75%, 1/15/2024(a)	1,025,000	1,053,956
Infor Software Parent LLC, 7.13%, 5/1/2021(a)(b)	625,000	624,406
Infor US, Inc., 6.50%, 5/15/2022	650,000	658,938
Informatica LLC, 7.13%, 7/15/2023(a)	575,000	585,781
NCR Corp., 4.63%, 2/15/2021	200,000	199,650
5.00%, 7/15/2022	250,000	249,375
6.38%, 12/15/2023	150,000	154,125
Nuance Communications, Inc., 5.63%, 12/15/2026	450,000	462,344
Rackspace Hosting, Inc., 8.63%, 11/15/2024(a)	600,000	534,528
Refinitiv US Holdings, Inc., 6.25%, 5/15/2026(a)	100,000	101,375
8.25%, 11/15/2026(a)	625,000	613,281
Riverbed Technology, Inc., 8.88%, 3/1/2023(a)	325,000	245,375
RP Crown Parent LLC, 7.38%, 10/15/2024(a)	675,000	691,875
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/2026(a)	200,000	212,000
Solera LLC, 10.50%, 3/1/2024(a)	200,000	216,784
Sophia LP, 9.00%, 9/30/2023(a)	225,000	233,438
SS&C Technologies, Inc., 5.50%, 9/30/2027(a)	375,000	378,750
Star Merger Sub, Inc., 6.88%, 8/15/2026(a)	150,000	153,375
10.25%, 2/15/2027(a)	650,000	667,062
Tempo Acquisition LLC, 6.75%, 6/1/2025(a)	900,000	906,750
TTM Technologies, Inc., 5.63%, 10/1/2025(a)	350,000	336,438
Western Digital Corp., 4.75%, 2/15/2026	225,000	214,875

		11,020,217

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value

Utility - Electric 2.3%
Calpine Corp., 5.75%, 1/15/2025	$475,000	$472,625
5.25%, 6/1/2026(a)	50,000	49,750
Enviva Partners LP, 8.50%, 11/1/2021	550,000	573,375
NRG Energy, Inc., 6.25%, 5/1/2024	600,000	619,500
6.63%, 1/15/2027	250,000	269,062
TerraForm Power Operating LLC, 6.63%, 6/15/2025(a)(h)	200,000	209,500
5.00%, 1/31/2028(a)	475,000	458,375
Vistra Operations Co. LLC, 5.50%, 9/1/2026(a)	150,000	156,000
5.63%, 2/15/2027(a)	300,000	312,000

		3,120,187

Wireless Communications 4.0%
Altice France SA, 7.38%, 5/1/2026(a)	1,225,000	1,200,500
Altice Luxembourg SA, 7.63%, 2/15/2025(a)	700,000	614,250
Sprint Capital Corp., 6.88%, 11/15/2028	425,000	408,531
Sprint Corp., 7.88%, 9/15/2023	775,000	811,813
7.13%, 6/15/2024	650,000	659,750
7.63%, 2/15/2025	200,000	204,000
7.63%, 3/1/2026	150,000	152,025
T-Mobile USA, Inc., 6.38%, 3/1/2025	500,000	520,650
6.50%, 1/15/2026	125,000	133,438
4.50%, 2/1/2026	250,000	249,863
4.75%, 2/1/2028	400,000	396,500

		5,351,320

Total Corporate Bonds (cost $128,767,303)		126,654,375

Total Investments (cost $128,767,303) — 94.0%		126,654,375
Other assets in excess of liabilities — 6.0%		8,081,681

NET ASSETS — 100.0%		$134,736,056

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $80,088,519 which represents 59.44% of net assets.

(b)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(c)	Fair valued security.
(d)	Value determined using significant unobservable inputs.
(e)	Security in default.
(f)	Restricted security.
(g)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $425,125 which represents 0.32% of net assets.

(h)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2019.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Federated NVIT High Income Bond Fund

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 20191:

Reference Obligation/Index	Financing Rate Paid/ (Received) by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)2	Notional Amount3	Upfront Payments (Receipts) ($)4	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 29	(5.00)	Quarterly	12/20/2022	2.94	USD 1,000,000	54,141	14,195	68,336
Markit CDX North America High Yield Index Series 30	(5.00)	Quarterly	6/20/2023	3.11	USD 1,500,000	92,882	11,886	104,768

						147,023	26,081	173,104

At March 31, 2019, the Fund had $120,164 segregated as collateral for credit default swap contracts.

Currency:

USD	United States Dollar

1

The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

2

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4

Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Federated NVIT High Income Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds
Aerospace & Defense	$—	$1,784,574	$—	$1,784,574
Automotive	—	3,520,905	—	3,520,905
Banking	—	585,810	—	585,810
Building Materials	—	2,434,140	—	2,434,140
Cable Satellite	—	11,952,706	—	11,952,706
Chemicals	—	2,602,469	—	2,602,469
Construction Machinery	—	888,014	—	888,014
Consumer Cyclical Services	—	475,000	—	475,000
Consumer Products	—	1,941,290	—	1,941,290
Diversified Manufacturing	—	1,647,290	—	1,647,290
Environmental	—	446,625	—	446,625
Finance Companies	—	3,710,089	—	3,710,089
Food & Beverage	—	3,486,529	—	3,486,529
Food & Staples Retailing	—	—	—	—
Gaming	—	4,833,637	—	4,833,637
Health Insurance	—	365,562	—	365,562
Healthcare	—	14,390,383	—	14,390,383
Hotels, Restaurants & Leisure	—	685,707	—	685,707
Independent Energy	—	7,645,163	—	7,645,163
Industrial - Other	—	855,094	—	855,094
Insurance - P&C	—	4,390,864	—	4,390,864
Leisure	—	887,068	—	887,068
Media Entertainment	—	6,594,874	—	6,594,874
Metals & Mining	—	2,222,873	—	2,222,873
Midstream	—	8,268,758	—	8,268,758
Oil Field Services	—	2,617,657	—	2,617,657
Packaging	—	7,675,538	—	7,675,538
Paper	—	627,750	—	627,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Federated NVIT High Income Bond Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Pharmaceuticals	$—	$5,580,819	$—	$5,580,819
Refining	—	555,500	—	555,500
Restaurants	—	1,463,714	—	1,463,714
Retailers	—	951,187	—	951,187
Supermarkets	—	1,075,062	—	1,075,062
Technology	—	11,020,217	—	11,020,217
Utility - Electric	—	3,120,187	—	3,120,187
Wireless Communications	—	5,351,320	—	5,351,320

Total Corporate Bonds	$—	$126,654,375	$—	$126,654,375

Swap Contracts*	$—	$26,081	$—	$26,081

Total	$—	$126,680,456	$—	$126,680,456

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2019, the Fund held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.

Swap Contracts

Credit Default Swap Contracts. The Fund entered into credit default swap contracts during the period ended March 31, 2019. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums paid at the beginning of the initiation period are included under “Receivable for variation margin on centrally cleared credit default swap contracts”. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.

Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Federated NVIT High Income Bond Fund

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2019 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Unrealized appreciation on centrally cleared credit default swap contracts	$26,081

Total		$26,081

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2019 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 99.3%

	Shares	Value
Aerospace & Defense 5.0%
Boeing Co. (The)	16,500	$6,293,430
Raytheon Co.	27,000	4,916,160

		11,209,590

Banks 4.3%
JPMorgan Chase & Co.	95,000	9,616,850

Capital Markets 10.9%
Brookfield Asset Management, Inc., Class A	190,000	8,863,500
Charles Schwab Corp. (The)	143,000	6,114,680
Goldman Sachs Group, Inc. (The)	22,000	4,223,780
Intercontinental Exchange, Inc.	69,000	5,253,660

		24,455,620

Chemicals 3.6%
Methanex Corp.	58,000	3,297,880
Sherwin-Williams Co. (The)	11,000	4,737,810

		8,035,690

Communications Equipment 8.4%
Cisco Systems, Inc.	171,000	9,232,290
Motorola Solutions, Inc.	68,000	9,548,560

		18,780,850

Containers & Packaging 2.7%
Ball Corp.	105,000	6,075,300

Diversified Financial Services 5.0%
Berkshire Hathaway, Inc., Class B*	56,000	11,249,840

Electrical Equipment 2.0%
Rockwell Automation, Inc.	25,000	4,386,500

Entertainment 1.5%
Activision Blizzard, Inc.	75,000	3,414,750

Food & Staples Retailing 4.3%
US Foods Holding Corp.*	275,000	9,600,250

Food Products 1.5%
Mondelez International, Inc., Class A	66,000	3,294,720

Health Care Equipment & Supplies 1.3%
Hill-Rom Holdings, Inc.	28,000	2,964,080

Health Care Providers & Services 5.8%
CVS Health Corp.	79,000	4,260,470
HCA Healthcare, Inc.	66,000	8,605,080

		12,865,550

Hotels, Restaurants & Leisure 2.3%
McDonald’s Corp.	27,000	5,127,300

Industrial Conglomerates 2.3%
3M Co.	25,000	5,194,500

Insurance 3.4%
Chubb Ltd.	55,000	7,704,400

Interactive Media & Services 5.0%
Alphabet, Inc., Class C*	9,500	11,146,445

IT Services 2.3%
PayPal Holdings, Inc.*	50,000	5,192,000

Machinery 3.4%
Stanley Black & Decker, Inc.	56,000	7,625,520

Media 2.5%
Comcast Corp., Class A	140,000	5,597,200

Oil, Gas & Consumable Fuels 1.9%
EOG Resources, Inc.	45,000	4,283,100

Pharmaceuticals 2.5%
Pfizer, Inc.	130,000	5,521,100

Road & Rail 4.2%
CSX Corp.	124,000	9,277,680

Semiconductors & Semiconductor Equipment 2.2%
Analog Devices, Inc.	46,000	4,842,420

Software 3.2%
Microsoft Corp.	60,000	7,076,400

Specialty Retail 1.6%
Lowe’s Cos., Inc.	32,000	3,503,040

Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	46,000	8,737,700

Textiles, Apparel & Luxury Goods 2.3%
NIKE, Inc., Class B	60,000	5,052,600

Total Investments (cost $150,105,351) — 99.3%		221,830,995
Other assets in excess of liabilities — 0.7%		1,561,664

NET ASSETS — 100.0%		$223,392,659

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.9%

	Shares	Value

Airlines 1.5%
Ryanair Holdings plc, ADR-IE*	23,353	$1,750,074

Auto Components 3.1%
Aptiv plc	45,167	3,590,325

Banks 5.4%
JPMorgan Chase & Co.	33,204	3,361,241
US Bancorp	60,182	2,900,171

		6,261,412

Capital Markets 3.4%
Intercontinental Exchange, Inc.	51,735	3,939,103

Chemicals 4.4%
Novozymes A/S, ADR-DK	53,230	2,449,911
Sherwin-Williams Co. (The)	6,227	2,682,031

		5,131,942

Consumer Finance 2.1%
American Express Co.	22,367	2,444,713

Electrical Equipment 1.0%
Vestas Wind Systems A/S, ADR-DK	41,411	1,162,407

Energy Equipment & Services 1.6%
Schlumberger Ltd.	44,381	1,933,680

Equity Real Estate Investment Trusts (REITs) 2.0%
Weyerhaeuser Co.	88,824	2,339,624

Food & Staples Retailing 2.9%
Kroger Co. (The)	138,155	3,398,613

Health Care Equipment & Supplies 10.7%
Becton Dickinson and Co.	17,537	4,379,515
Danaher Corp.	36,604	4,832,460
Medtronic plc	36,854	3,356,662

		12,568,637

Health Care Providers & Services 7.0%
AmerisourceBergen Corp.	43,588	3,466,118
Cigna Corp.	17,662	2,840,403
Premier, Inc., Class A*	52,853	1,822,900

		8,129,421

Hotels, Restaurants & Leisure 2.4%
Compass Group plc, ADR-UK	118,369	2,833,754

Industrial Conglomerates 3.2%
3M Co.	18,155	3,772,246

Insurance 3.9%
Progressive Corp. (The)	63,475	4,575,913

Interactive Media & Services 3.3%
Alphabet, Inc., Class A*	3,265	3,842,546

Internet & Direct Marketing Retail 2.8%
eBay, Inc.	88,180	3,275,005

IT Services 5.6%
Cognizant Technology Solutions Corp., Class A	54,770	3,968,086
Mastercard, Inc., Class A	10,733	2,527,085

		6,495,171

Machinery 2.7%
Stanley Black & Decker, Inc.	23,516	3,202,174

Media 4.9%
Comcast Corp., Class A	142,030	5,678,359

Oil, Gas & Consumable Fuels 3.5%
EQT Corp.	48,864	1,013,439
Equitrans Midstream Corp.	39,089	851,359
Noble Energy, Inc.	90,269	2,232,352

		4,097,150

Personal Products 3.2%
Unilever NV, NYRS-UK	64,396	3,753,643

Pharmaceuticals 2.6%
Roche Holding AG, ADR-CH	89,785	3,087,706

Professional Services 1.6%
ManpowerGroup, Inc.	22,080	1,825,795

Semiconductors & Semiconductor Equipment 3.8%
Texas Instruments, Inc.	42,029	4,458,016

Software 2.4%
Intuit, Inc.	10,709	2,799,440

Specialty Retail 4.2%
Advance Auto Parts, Inc.	29,159	4,972,484

Textiles, Apparel & Luxury Goods 1.7%
Gildan Activewear, Inc.	54,418	1,957,415

Trading Companies & Distributors 2.0%
WW Grainger, Inc.	7,775	2,339,731

Total Investments (cost $88,120,879) — 98.9%		115,616,499
Other assets in excess of liabilities — 1.1%		1,230,589

NET ASSETS — 100.0%		$116,847,088

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
CH	Switzerland
DK	Denmark
IE	Ireland
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.5%

	Principal Amount	Value
Airlines 0.0%†
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	$255,305	$264,369
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 4/11/2024	246,641	251,919
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 8/15/2025	388,784	402,925

		919,213

Automobiles 0.1%
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 3/18/2024	1,600,000	1,628,317
Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.16%, 3/15/2023	1,400,000	1,385,611

		3,013,928

Credit Card 0.4%
BA Credit Card Trust, Series 2018-A3, Class A3, 3.10%, 12/15/2023	3,500,000	3,541,989
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,100,000	1,092,456
Series 2018-A6, Class A6, 3.21%, 12/7/2024	2,000,000	2,042,475
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/2022	1,750,000	1,737,454

		8,414,374

Total Asset-Backed Securities (cost $12,218,004)		12,347,515

Commercial Mortgage-Backed Securities 2.0%

	Principal Amount	Value
BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/2050	1,375,000	1,413,640
BENCHMARK Series 2018-B4, Class A2, 3.98%, 7/15/2051	500,000	521,856
Series 2018-B4, Class A5, 4.12%, 7/15/2051	1,000,000	1,068,476
Citigroup Commercial Mortgage Trust Series 2014-GC25, Class AS, 4.02%, 10/10/2047	1,500,000	1,547,512
Series 2016-P5, Class A4, 2.94%, 10/10/2049	600,000	592,686
Series 2017-P7, Class A4, 3.71%, 4/14/2050	1,500,000	1,557,974
COMM Mortgage Trust Series 2012-CR1, Class A3, 3.39%, 5/15/2045	1,631,237	1,646,827
Series 2013-CR8, Class A5, 3.61%, 6/10/2046(a)	1,000,000	1,027,867
Series 2014-UBS2, Class A5, 3.96%, 3/10/2047	1,500,000	1,569,927
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	1,500,000	1,561,642
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	1,000,000	1,013,496
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	1,000,000	1,042,053
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 4/15/2051(a)	1,250,000	1,316,559
FHLMC Multifamily Structured Pass-Through Certificates REMICS Series K006, Class A2, 4.25%, 1/25/2020	200,000	201,071
Series K713, Class A2, 2.31%, 3/25/2020	969,665	965,814
Series K013, Class A2, 3.97%, 1/25/2021(a)	500,000	510,422
Series K020, Class A2, 2.37%, 5/25/2022	1,500,000	1,492,722
Series K024, Class A2, 2.57%, 9/25/2022	100,000	100,013
Series K026, Class A2, 2.51%, 11/25/2022	900,000	898,427
Series K031, Class A2, 3.30%, 4/25/2023(a)	400,000	410,708
Series K033, Class A2, 3.06%, 7/25/2023(a)	950,000	966,897
Series K034, Class A2, 3.53%, 7/25/2023(a)	5,400,000	5,592,781
Series K038, Class A1, 2.60%, 10/25/2023	211,821	212,338
Series K037, Class A2, 3.49%, 1/25/2024	800,000	829,816
Series K069, Class A2, 3.19%, 9/25/2027(a)	2,500,000	2,550,754
FNMA ACES REMICS Series 2014-M6, Class A2, 2.68%, 5/25/2021(a)	200,612	200,345
Series 2013-M6, Class 1AC, 3.60%, 2/25/2043(a)	250,000	252,888
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,500,000	1,533,431
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/2045	2,114,991	2,136,948
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/2046	573,922	587,954
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,000,000	1,039,064
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class A5, 4.08%, 7/15/2046(a)	500,000	522,881
Series 2015-C24, Class A4, 3.73%, 5/15/2048	1,000,000	1,037,427
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/2046	2,500,000	2,534,867
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class A4, 3.54%, 5/15/2048	1,500,000	1,534,929
Series 2017-C40, Class A4, 3.58%, 10/15/2050	1,500,000	1,533,104
WFRBS Commercial Mortgage Trust Series 2013-C14, Class A5, 3.34%, 6/15/2046	1,750,000	1,781,735
Series 2013-C15, Class A4, 4.15%, 8/15/2046(a)	1,175,000	1,232,130

Total Commercial Mortgage-Backed Securities (cost $46,876,487)		46,539,981

Corporate Bonds 25.2%

	Principal Amount	Value
Aerospace & Defense 0.5%
Boeing Co. (The), 2.25%, 6/15/2026(b)	500,000	473,034
3.20%, 3/1/2029	500,000	499,931
3.30%, 3/1/2035(b)	130,000	120,950

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Aerospace & Defense (continued)
Embraer Netherlands Finance BV, 5.40%, 2/1/2027	$1,000,000	$1,077,500
General Dynamics Corp., 3.88%, 7/15/2021	100,000	102,452
2.63%, 11/15/2027	500,000	485,764
Harris Corp., 2.70%, 4/27/2020	1,000,000	996,255
4.85%, 4/27/2035	90,000	96,590
L3 Technologies, Inc., 3.95%, 5/28/2024	257,000	263,939
Lockheed Martin Corp., 2.90%, 3/1/2025	500,000	498,662
3.55%, 1/15/2026	250,000	258,018
3.60%, 3/1/2035	110,000	108,651
4.07%, 12/15/2042	393,000	400,328
4.70%, 5/15/2046	250,000	281,728
Northrop Grumman Corp., 3.50%, 3/15/2021	500,000	507,485
4.75%, 6/1/2043	250,000	269,629
4.03%, 10/15/2047	500,000	493,321
Raytheon Co., 3.13%, 10/15/2020	250,000	251,875
3.15%, 12/15/2024	145,000	147,668
4.70%, 12/15/2041	150,000	172,604
Rockwell Collins, Inc., 3.50%, 3/15/2027	1,000,000	987,386
Textron, Inc., 4.30%, 3/1/2024	250,000	258,173
United Technologies Corp., 4.50%, 4/15/2020	250,000	254,666
4.13%, 11/16/2028	250,000	259,729
6.13%, 7/15/2038(b)	400,000	485,765
4.50%, 6/1/2042	500,000	516,807
4.15%, 5/15/2045	550,000	535,144
4.63%, 11/16/2048	500,000	530,439

		11,334,493

Air Freight & Logistics 0.1%
FedEx Corp., 3.25%, 4/1/2026	85,000	84,581
3.30%, 3/15/2027	70,000	68,983
3.90%, 2/1/2035	380,000	356,125
3.88%, 8/1/2042	50,000	43,999
4.55%, 4/1/2046	500,000	481,572
United Parcel Service of America, Inc., 8.38%, 4/1/2020	118,000	124,677
8.38%, 4/1/2030(c)	177,000	239,662
United Parcel Service, Inc., 3.13%, 1/15/2021	500,000	505,835
6.20%, 1/15/2038(b)	295,000	381,331

		2,286,765

Airlines 0.0%†
Delta Air Lines, Inc., 3.63%, 3/15/2022	250,000	251,413

Auto Components 0.0%†
Aptiv Corp., 4.15%, 3/15/2024	475,000	489,668
BorgWarner, Inc., 3.38%, 3/15/2025(b)	135,000	133,936

		623,604

Automobiles 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/2031(b)	250,000	356,603
Ford Motor Co., 7.45%, 7/16/2031	500,000	532,918
4.75%, 1/15/2043	350,000	274,280
5.29%, 12/8/2046(b)	250,000	209,467
General Motors Co., 4.20%, 10/1/2027	250,000	239,747
5.15%, 4/1/2038	250,000	228,466
5.20%, 4/1/2045	500,000	444,144
6.75%, 4/1/2046	35,000	36,505
5.40%, 4/1/2048	250,000	228,521

		2,550,651

Banks 4.4%
Australia & New Zealand Banking Group Ltd., 3.30%, 5/17/2021	1,500,000	1,515,668
Banco Santander SA, 3.50%, 4/11/2022	800,000	807,596
3.80%, 2/23/2028	600,000	581,740
Bank of America Corp., Series L, 2.25%, 4/21/2020	1,000,000	994,724
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022(d)	1,000,000	996,122
3.30%, 1/11/2023	500,000	506,348
4.10%, 7/24/2023(b)	250,000	261,391
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(d)	1,515,000	1,508,967
4.00%, 4/1/2024	350,000	365,078
Series L, 3.95%, 4/21/2025	310,000	315,321
3.88%, 8/1/2025	250,000	258,842
4.45%, 3/3/2026	125,000	130,270
3.50%, 4/19/2026	290,000	292,468
4.25%, 10/22/2026	435,000	446,894
3.25%, 10/21/2027	500,000	489,522
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(d)	500,000	506,768
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(d)	1,606,000	1,570,426
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(d)	250,000	255,722
5.88%, 2/7/2042	250,000	312,131
5.00%, 1/21/2044	350,000	393,344
Series L, 4.75%, 4/21/2045	250,000	261,800
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048(d)	750,000	782,127
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050(d)	500,000	514,487
Bank of Montreal, 1.90%, 8/27/2021	1,000,000	982,619
Bank of Nova Scotia (The), 2.80%, 7/21/2021	500,000	501,416
2.45%, 9/19/2022	1,000,000	991,114
Barclays Bank plc, 5.14%, 10/14/2020	250,000	256,680
Barclays plc, 3.25%, 1/12/2021	1,000,000	999,530
3.65%, 3/16/2025	360,000	351,014
4.34%, 1/10/2028	1,000,000	993,895
5.25%, 8/17/2045	205,000	211,832
BB&T Corp., 2.85%, 10/26/2024	250,000	248,470
BNP Paribas SA, 2.38%, 5/21/2020	1,000,000	996,664
5.00%, 1/15/2021	250,000	259,653
Branch Banking & Trust Co., 3.63%, 9/16/2025	250,000	255,480
Citigroup, Inc., 2.35%, 8/2/2021	500,000	494,150
4.50%, 1/14/2022	650,000	677,932
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(d)	1,000,000	993,622
3.88%, 10/25/2023	750,000	779,810
3.75%, 6/16/2024	500,000	517,628
3.30%, 4/27/2025	560,000	558,639
4.60%, 3/9/2026	350,000	365,609
3.40%, 5/1/2026	500,000	497,040
3.20%, 10/21/2026	500,000	489,717
4.30%, 11/20/2026	500,000	508,163
4.45%, 9/29/2027	500,000	513,718
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(d)	500,000	507,742

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
Citigroup, Inc., (continued)
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(d)	$1,500,000	$1,473,788
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030(d)	500,000	508,305
6.63%, 6/15/2032(b)	333,000	409,791
8.13%, 7/15/2039	350,000	526,139
6.68%, 9/13/2043	250,000	319,361
Citizens Bank NA, 2.65%, 5/26/2022	250,000	247,893
Compass Bank, 3.88%, 4/10/2025	500,000	495,044
Cooperatieve Rabobank UA, 2.75%, 1/10/2022	500,000	499,531
4.63%, 12/1/2023	250,000	261,146
3.38%, 5/21/2025	500,000	506,553
5.25%, 5/24/2041	175,000	211,459
5.75%, 12/1/2043	250,000	298,554
5.25%, 8/4/2045	250,000	281,912
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/2020	500,000	501,271
3.80%, 9/15/2022	440,000	448,228
3.75%, 3/26/2025	390,000	392,952
4.55%, 4/17/2026(b)	500,000	522,240
Discover Bank, 4.20%, 8/8/2023(b)	500,000	519,826
Fifth Third Bancorp, 2.88%, 7/27/2020	500,000	500,780
3.50%, 3/15/2022	700,000	711,847
2.60%, 6/15/2022	500,000	496,641
First Republic Bank, 2.50%, 6/6/2022(b)	750,000	740,290
HSBC Bank USA NA, 5.63%, 8/15/2035	250,000	287,601
HSBC Holdings plc, 3.40%, 3/8/2021	2,000,000	2,017,619
5.10%, 4/5/2021	500,000	521,309
4.25%, 3/14/2024	500,000	511,362
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(d)	200,000	203,966
4.30%, 3/8/2026	500,000	518,811
3.90%, 5/25/2026	500,000	506,252
6.50%, 5/2/2036	400,000	490,807
6.50%, 9/15/2037	600,000	745,473
5.25%, 3/14/2044	250,000	273,446
HSBC USA, Inc., 3.50%, 6/23/2024	500,000	506,333
Huntington Bancshares, Inc., 3.15%, 3/14/2021	395,000	398,284
ING Groep NV, 4.10%, 10/2/2023	500,000	513,915
JPMorgan Chase & Co., 2.75%, 6/23/2020	500,000	500,258
4.25%, 10/15/2020	350,000	357,911
2.55%, 10/29/2020	500,000	498,670
2.55%, 3/1/2021	500,000	498,342
4.63%, 5/10/2021	500,000	518,695
2.30%, 8/15/2021	1,000,000	988,398
3.38%, 5/1/2023	250,000	252,561
3.88%, 9/10/2024	1,000,000	1,025,229
3.13%, 1/23/2025	1,000,000	1,000,741
3.30%, 4/1/2026	500,000	500,619
4.25%, 10/1/2027	500,000	519,265
(ICE LIBOR USD 3 Month + 1.38%), 3.54%, 5/1/2028(d)	500,000	500,342
(ICE LIBOR USD 3 Month + 1.12%), 4.01%, 4/23/2029(d)	1,000,000	1,027,121
5.60%, 7/15/2041	400,000	485,137
5.40%, 1/6/2042	500,000	592,572
4.85%, 2/1/2044	500,000	553,884
(ICE LIBOR USD 3 Month + 1.58%), 4.26%, 2/22/2048(d)	750,000	768,689
(ICE LIBOR USD 3 Month + 1.38%), 3.96%, 11/15/2048(d)	500,000	487,468
KeyBank NA, 6.95%, 2/1/2028	225,000	274,804
Korea Development Bank (The), 4.63%, 11/16/2021	200,000	209,312
3.00%, 1/13/2026	500,000	492,347
Kreditanstalt fuer Wiederaufbau, 1.50%, 4/20/2020	1,000,000	989,858
1.63%, 5/29/2020	400,000	396,191
2.75%, 9/8/2020	400,000	401,968
1.88%, 11/30/2020(b)	2,000,000	1,983,805
1.63%, 3/15/2021	500,000	492,801
1.50%, 6/15/2021(b)	500,000	490,751
2.00%, 11/30/2021	1,000,000	991,590
2.13%, 6/15/2022	2,000,000	1,987,860
2.38%, 12/29/2022(b)	250,000	250,330
2.63%, 2/28/2024	2,000,000	2,024,140
Landwirtschaftliche Rentenbank,
Series 36, 2.00%, 12/6/2021	250,000	247,683
1.75%, 7/27/2026	1,000,000	947,529
Lloyds Banking Group plc, 4.50%, 11/4/2024(b)	205,000	208,313
4.58%, 12/10/2025	350,000	354,078
4.65%, 3/24/2026	500,000	505,818
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028(b)(d)	1,000,000	960,254
Mitsubishi UFJ Financial Group, Inc., 3.46%, 3/2/2023	750,000	760,267
3.85%, 3/1/2026(b)	750,000	775,983
3.74%, 3/7/2029	1,000,000	1,025,470
Mizuho Financial Group, Inc., 3.17%, 9/11/2027(b)	750,000	740,961
MUFG Americas Holdings Corp., 3.00%, 2/10/2025	400,000	393,073
National Australia Bank Ltd., 2.50%, 7/12/2026	750,000	711,908
PNC Bank NA, 2.60%, 7/21/2020	250,000	249,788
2.95%, 1/30/2023	250,000	249,062
3.80%, 7/25/2023	500,000	514,087
2.95%, 2/23/2025	500,000	498,599
Regions Financial Corp., 2.75%, 8/14/2022	750,000	744,145
Royal Bank of Canada, 2.50%, 1/19/2021(b)	500,000	499,893
Royal Bank of Scotland Group plc, 3.88%, 9/12/2023	365,000	366,513
4.80%, 4/5/2026	500,000	519,393
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029(d)	250,000	259,552
(ICE LIBOR USD 3 Month + 1.91%), 5.08%, 1/27/2030(d)	500,000	526,367
Santander Holdings USA, Inc., 2.65%, 4/17/2020	1,300,000	1,295,481
Santander UK Group Holdings plc, 2.88%, 10/16/2020	210,000	209,480
Santander UK plc, 4.00%, 3/13/2024	500,000	519,543
Sumitomo Mitsui Financial Group, Inc., 2.93%, 3/9/2021	500,000	500,676
2.78%, 7/12/2022(b)	1,000,000	994,844
2.63%, 7/14/2026	750,000	717,895
3.35%, 10/18/2027	500,000	501,520
SunTrust Banks, Inc., 4.00%, 5/1/2025	1,000,000	1,046,263
Toronto-Dominion Bank (The), 2.50%, 12/14/2020	750,000	748,361
US Bancorp, 4.13%, 5/24/2021	150,000	154,698
Series V, 2.63%, 1/24/2022	250,000	250,275
3.90%, 4/26/2028	1,000,000	1,061,891
US Bank NA, 2.80%, 1/27/2025	1,000,000	996,133
Wells Fargo & Co., 2.50%, 3/4/2021	500,000	497,576
3.75%, 1/24/2024	2,000,000	2,058,155
3.00%, 2/19/2025	825,000	815,548

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
Wells Fargo & Co., (continued)
3.00%, 4/22/2026	$500,000	$488,544
4.30%, 7/22/2027	395,000	411,234
5.38%, 2/7/2035	457,000	533,102
5.38%, 11/2/2043	250,000	281,093
5.61%, 1/15/2044	388,000	447,926
3.90%, 5/1/2045(b)	250,000	248,048
4.90%, 11/17/2045	500,000	532,465
4.40%, 6/14/2046	350,000	348,825
4.75%, 12/7/2046	500,000	524,669
Wells Fargo Bank NA, 2.60%, 1/15/2021	1,000,000	997,124
Wells Fargo Capital X, 5.95%, 12/15/2036	275,000	302,500
Westpac Banking Corp., 2.65%, 1/25/2021	2,000,000	1,997,834
2.10%, 5/13/2021(b)	500,000	493,179
2.85%, 5/13/2026(b)	500,000	485,244
3.40%, 1/25/2028(b)	500,000	505,722

		101,474,865

Beverages 0.6%
Anheuser-Busch Cos. LLC, 3.65%, 2/1/2026(e)	750,000	752,215
4.70%, 2/1/2036(e)	500,000	499,493
4.90%, 2/1/2046(e)	1,370,000	1,376,007
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/1/2044	150,000	145,298
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/2028	500,000	508,425
4.60%, 4/15/2048	500,000	480,343
4.44%, 10/6/2048	581,000	546,933
5.55%, 1/23/2049	1,000,000	1,097,548
Coca-Cola Co. (The), 3.15%, 11/15/2020	200,000	201,699
3.20%, 11/1/2023(b)	550,000	565,086
2.90%, 5/25/2027(b)	500,000	496,958
Constellation Brands, Inc., 3.50%, 5/9/2027	500,000	488,159
3.60%, 2/15/2028	1,000,000	977,406
Diageo Capital plc, 4.83%, 7/15/2020	600,000	616,569
2.63%, 4/29/2023	500,000	498,684
Keurig Dr Pepper, Inc., 2.70%, 11/15/2022	250,000	245,196
4.60%, 5/25/2028(e)	750,000	781,709
5.09%, 5/25/2048(b)(e)	250,000	256,657
Molson Coors Brewing Co., 3.00%, 7/15/2026(b)	190,000	179,810
5.00%, 5/1/2042	250,000	245,131
PepsiCo, Inc., 1.85%, 4/30/2020(b)	500,000	496,872
3.13%, 11/1/2020	300,000	302,922
2.85%, 2/24/2026	150,000	148,940
4.25%, 10/22/2044	500,000	539,197
4.45%, 4/14/2046	500,000	558,565

		13,005,822

Biotechnology 0.5%
AbbVie, Inc., 3.20%, 5/14/2026	1,370,000	1,327,801
4.50%, 5/14/2035	1,085,000	1,061,327
4.30%, 5/14/2036	250,000	237,129
4.40%, 11/6/2042	125,000	115,544
Amgen, Inc., 3.45%, 10/1/2020	100,000	101,247
4.56%, 6/15/2048	774,000	775,097
4.66%, 6/15/2051	768,000	772,422
Baxalta, Inc., 2.88%, 6/23/2020	75,000	74,893
4.00%, 6/23/2025	60,000	61,332
Biogen, Inc., 3.63%, 9/15/2022	1,000,000	1,015,710
4.05%, 9/15/2025	195,000	199,474
Celgene Corp., 3.95%, 10/15/2020	400,000	406,952
3.25%, 8/15/2022(b)	300,000	303,020
3.25%, 2/20/2023(b)	250,000	252,066
3.88%, 8/15/2025	500,000	511,250
3.90%, 2/20/2028	500,000	510,467
4.63%, 5/15/2044	500,000	503,453
4.55%, 2/20/2048(b)	250,000	253,657
Gilead Sciences, Inc., 4.50%, 4/1/2021	200,000	206,711
3.70%, 4/1/2024	1,000,000	1,032,591
3.50%, 2/1/2025	240,000	244,936
3.65%, 3/1/2026	145,000	147,841
4.50%, 2/1/2045	500,000	506,058
4.75%, 3/1/2046	500,000	523,342

		11,144,320

Building Products 0.1%
Johnson Controls International plc, 4.25%, 3/1/2021	150,000	153,381
3.75%, 12/1/2021	600,000	609,752
3.90%, 2/14/2026	500,000	511,527
4.63%, 7/2/2044(c)	350,000	341,906
Owens Corning, 4.20%, 12/15/2022	250,000	256,441
4.30%, 7/15/2047	500,000	404,560

		2,277,567

Capital Markets 1.3%
Bank of New York Mellon Corp. (The), 2.60%, 8/17/2020	395,000	394,956
3.25%, 9/11/2024	750,000	760,057
Series G, 3.00%, 2/24/2025	205,000	204,954
3.00%, 10/30/2028(b)	500,000	486,556
Brookfield Finance, Inc., 4.25%, 6/2/2026(b)	500,000	504,484
Charles Schwab Corp. (The), 4.00%, 2/1/2029	500,000	532,000
CME Group, Inc., 3.00%, 3/15/2025	500,000	502,557
Credit Suisse AG, 4.38%, 8/5/2020	400,000	408,381
3.63%, 9/9/2024	500,000	508,527
Credit Suisse USA, Inc., 7.13%, 7/15/2032	55,000	73,865
Deutsche Bank AG, 3.95%, 2/27/2023	750,000	740,703
3.70%, 5/30/2024	470,000	457,818
Franklin Resources, Inc., 2.80%, 9/15/2022	500,000	496,399
Goldman Sachs Group, Inc. (The), 2.60%, 12/27/2020	1,625,000	1,616,054
2.88%, 2/25/2021	750,000	750,329
5.25%, 7/27/2021	500,000	525,239
2.35%, 11/15/2021	500,000	492,286
5.75%, 1/24/2022	500,000	536,239
3.63%, 1/22/2023(b)	750,000	762,913
3.20%, 2/23/2023	1,000,000	1,001,639
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(d)	1,000,000	988,446
3.85%, 7/8/2024	385,000	392,476
3.75%, 5/22/2025	500,000	505,080
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(d)	500,000	495,227
6.45%, 5/1/2036	400,000	475,769
6.75%, 10/1/2037	500,000	609,538
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(d)	500,000	477,428
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039(d)	500,000	500,992
4.80%, 7/8/2044	500,000	528,898
4.75%, 10/21/2045(b)	350,000	372,242
Intercontinental Exchange, Inc., 4.00%, 10/15/2023	500,000	526,100
3.75%, 12/1/2025	160,000	166,934
4.25%, 9/21/2048	250,000	261,971

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Capital Markets (continued)
Jefferies Group LLC, 5.13%, 1/20/2023(b)	$250,000	$264,835
4.85%, 1/15/2027(b)	500,000	502,542
Legg Mason, Inc., 4.75%, 3/15/2026	500,000	516,684
Moody’s Corp., 4.50%, 9/1/2022	150,000	157,696
Morgan Stanley, 2.80%, 6/16/2020(b)	455,000	455,351
5.75%, 1/25/2021	300,000	315,050
5.50%, 7/28/2021	250,000	264,529
4.88%, 11/1/2022	500,000	527,703
4.10%, 5/22/2023	650,000	669,305
Series F, 3.88%, 4/29/2024	625,000	642,831
4.00%, 7/23/2025	215,000	221,282
3.13%, 7/27/2026	500,000	486,733
4.35%, 9/8/2026	500,000	512,971
3.63%, 1/20/2027	750,000	751,753
3.95%, 4/23/2027	500,000	499,849
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(d)	1,000,000	992,441
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(d)	1,000,000	1,003,637
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030(b)(d)	1,000,000	1,053,227
7.25%, 4/1/2032	324,000	433,294
Raymond James Financial, Inc., 4.95%, 7/15/2046	250,000	264,396
S&P Global, Inc., 4.40%, 2/15/2026	500,000	537,627
State Street Corp., 3.70%, 11/20/2023	500,000	522,109
3.30%, 12/16/2024	310,000	317,831
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	500,000	504,389

		30,475,122

Chemicals 0.4%
Dow Chemical Co. (The), 4.25%, 11/15/2020	324,000	330,156
4.13%, 11/15/2021	650,000	668,832
3.50%, 10/1/2024(b)	500,000	507,338
9.40%, 5/15/2039	260,000	395,359
DowDuPont, Inc., 5.42%, 11/15/2048	750,000	855,519
Eastman Chemical Co., 3.60%, 8/15/2022	100,000	101,889
4.65%, 10/15/2044	350,000	341,902
Ecolab, Inc., 4.35%, 12/8/2021	122,000	127,310
3.25%, 1/14/2023(b)	500,000	506,586
Lubrizol Corp. (The), 6.50%, 10/1/2034	147,000	193,430
LyondellBasell Industries NV, 6.00%, 11/15/2021(b)	500,000	534,765
4.63%, 2/26/2055	250,000	224,703
Mosaic Co. (The), 3.75%, 11/15/2021	250,000	253,600
4.25%, 11/15/2023(b)	250,000	259,460
4.05%, 11/15/2027	500,000	499,104
Nutrien Ltd., 3.15%, 10/1/2022	50,000	49,927
3.00%, 4/1/2025	150,000	145,193
5.88%, 12/1/2036	125,000	139,118
6.13%, 1/15/2041	150,000	172,707
5.25%, 1/15/2045	350,000	370,306
PPG Industries, Inc., 3.60%, 11/15/2020	500,000	507,040
Praxair, Inc., 4.05%, 3/15/2021	200,000	205,709
3.00%, 9/1/2021	450,000	454,056
3.20%, 1/30/2026	500,000	508,480
RPM International, Inc., 3.45%, 11/15/2022	350,000	350,177
Sherwin-Williams Co. (The), 3.95%, 1/15/2026	1,000,000	1,007,749
Westlake Chemical Corp., 4.38%, 11/15/2047(b)	500,000	442,884

		10,153,299

Commercial Services & Supplies 0.1%
Republic Services, Inc., 5.25%, 11/15/2021	800,000	848,985
3.20%, 3/15/2025(b)	500,000	504,363
Waste Management, Inc., 3.50%, 5/15/2024	500,000	512,308
3.90%, 3/1/2035	130,000	130,264

		1,995,920

Communications Equipment 0.1%
Cisco Systems, Inc., 3.50%, 6/15/2025	400,000	416,622
5.90%, 2/15/2039	500,000	656,499
Motorola Solutions, Inc., 4.00%, 9/1/2024	500,000	509,355
7.50%, 5/15/2025	206,000	238,861

		1,821,337

Consumer Finance 0.7%
AerCap Ireland Capital DAC, 4.25%, 7/1/2020(b)	1,000,000	1,013,478
3.95%, 2/1/2022	750,000	759,680
3.88%, 1/23/2028(b)	500,000	467,334
American Express Co., 3.00%, 10/30/2024	500,000	497,504
3.63%, 12/5/2024(b)	500,000	513,268
American Express Credit Corp., 2.38%, 5/26/2020	1,000,000	996,759
Capital One Financial Corp., 4.75%, 7/15/2021	300,000	312,912
3.20%, 1/30/2023	1,000,000	1,001,284
3.75%, 4/24/2024	700,000	710,745
3.75%, 7/28/2026	500,000	487,005
Caterpillar Financial Services Corp., 2.85%, 6/1/2022	500,000	503,640
3.30%, 6/9/2024(b)	750,000	768,324
3.25%, 12/1/2024(b)	500,000	512,096
Discover Financial Services, 4.10%, 2/9/2027	500,000	499,717
Ford Motor Credit Co. LLC, 3.20%, 1/15/2021	500,000	492,829
4.14%, 2/15/2023	500,000	489,581
3.66%, 9/8/2024	500,000	460,783
4.39%, 1/8/2026(b)	200,000	185,743
General Motors Financial Co., Inc., 3.70%, 11/24/2020	500,000	504,086
4.38%, 9/25/2021	500,000	510,615
5.25%, 3/1/2026	1,055,000	1,088,792
John Deere Capital Corp., 3.13%, 9/10/2021	250,000	252,850
2.65%, 1/6/2022	640,000	639,724
Synchrony Financial, 4.25%, 8/15/2024	350,000	352,110
4.50%, 7/23/2025	375,000	376,417
Toyota Motor Credit Corp., 3.30%, 1/12/2022	500,000	508,937

		14,906,213

Containers & Packaging 0.1%
International Paper Co., 3.80%, 1/15/2026(b)	500,000	514,132
6.00%, 11/15/2041	750,000	836,863
Packaging Corp. of America, 4.50%, 11/1/2023	250,000	264,184

		1,615,179

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Diversified Consumer Services 0.0%†
Boston University, Series CC, 4.06%, 10/1/2048	$16,000	$17,026
George Washington University (The), Series 2018, 4.13%, 9/15/2048	73,000	76,513
Massachusetts Institute of Technology, 5.60%, 7/1/2111	100,000	138,841
4.68%, 7/1/2114	75,000	87,497
President & Fellows of Harvard College, 3.15%, 7/15/2046	75,000	70,943
3.30%, 7/15/2056	200,000	187,635

		578,455

Diversified Financial Services 0.4%
AXA Equitable Holdings, Inc., 7.00%, 4/1/2028	133,000	154,020
4.35%, 4/20/2028	1,000,000	1,015,173
Bank One Corp., 8.00%, 4/29/2027	290,000	367,970
Berkshire Hathaway, Inc., 3.40%, 1/31/2022	500,000	513,505
4.50%, 2/11/2043	250,000	272,647
Block Financial LLC, 5.50%, 11/1/2022(b)	250,000	263,196
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	399,000	394,056
3.37%, 11/15/2025	248,000	240,642
4.42%, 11/15/2035	1,483,000	1,371,014
Jefferies Financial Group, Inc., 5.50%, 10/18/2023	250,000	261,710
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/2032	159,000	223,636
Shell International Finance BV, 2.13%, 5/11/2020	500,000	497,453
2.25%, 11/10/2020(b)	240,000	238,938
3.40%, 8/12/2023(b)	1,000,000	1,028,025
2.88%, 5/10/2026	500,000	497,932
4.13%, 5/11/2035	500,000	532,488
6.38%, 12/15/2038	250,000	338,211
4.55%, 8/12/2043(b)	500,000	557,876
3.75%, 9/12/2046(b)	250,000	250,503
Voya Financial, Inc., 3.65%, 6/15/2026	250,000	248,169

		9,267,164

Diversified Telecommunication Services 1.1%
AT&T, Inc., 2.45%, 6/30/2020	500,000	498,112
4.60%, 2/15/2021	250,000	257,039
3.80%, 3/15/2022(b)	750,000	769,148
3.00%, 6/30/2022	500,000	502,204
4.45%, 4/1/2024	500,000	523,199
3.95%, 1/15/2025	500,000	510,220
3.40%, 5/15/2025(b)	1,000,000	989,516
4.13%, 2/17/2026(b)	1,000,000	1,022,222
4.35%, 3/1/2029(b)	1,000,000	1,021,571
4.50%, 5/15/2035	310,000	305,416
5.25%, 3/1/2037	750,000	785,786
4.85%, 3/1/2039	500,000	503,044
5.35%, 9/1/2040	395,000	414,919
5.55%, 8/15/2041	400,000	427,726
5.15%, 3/15/2042	150,000	153,439
4.30%, 12/15/2042	603,000	555,143
4.80%, 6/15/2044	500,000	490,881
4.35%, 6/15/2045	173,000	158,737
4.75%, 5/15/2046	500,000	488,593
5.15%, 11/15/2046	251,000	257,610
4.50%, 3/9/2048	366,000	343,415
British Telecommunications plc, 9.63%, 12/15/2030(c)	250,000	358,702
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030(c)	369,000	507,615
Orange SA, 9.00%, 3/1/2031(c)	407,000	588,780
5.38%, 1/13/2042	250,000	283,163
Telefonica Emisiones SA, 5.52%, 3/1/2049	500,000	523,104
Telefonica Emisiones SAU, 5.46%, 2/16/2021	250,000	261,250
4.57%, 4/27/2023	700,000	737,704
5.21%, 3/8/2047	750,000	760,398
TELUS Corp., 2.80%, 2/16/2027	500,000	476,593
Verizon Communications, Inc., 5.15%, 9/15/2023	1,000,000	1,099,207
3.38%, 2/15/2025	996,000	1,007,729
4.13%, 3/16/2027(b)	1,000,000	1,047,214
4.33%, 9/21/2028	783,000	828,051
3.88%, 2/8/2029(b)	110,000	112,633
4.27%, 1/15/2036	500,000	505,723
4.81%, 3/15/2039	1,385,000	1,483,622
6.55%, 9/15/2043	550,000	714,158
4.52%, 9/15/2048	1,000,000	1,026,259
5.01%, 4/15/2049	374,000	408,330
5.01%, 8/21/2054	250,000	267,397

		23,975,572

Electric Utilities 1.3%
Alabama Power Co., 5.70%, 2/15/2033	574,000	682,543
4.15%, 8/15/2044	350,000	362,546
CenterPoint Energy Houston Electric LLC, 4.50%, 4/1/2044	500,000	553,919
Cleveland Electric Illuminating Co. (The), 5.50%, 8/15/2024	400,000	438,361
Commonwealth Edison Co., 3.65%, 6/15/2046	250,000	243,716
4.00%, 3/1/2048	500,000	512,578
DTE Electric Co., 4.30%, 7/1/2044	500,000	532,309
3.70%, 3/15/2045	145,000	143,325
Duke Energy Carolinas LLC, 3.90%, 6/15/2021	100,000	102,716
2.95%, 12/1/2026	500,000	494,746
4.25%, 12/15/2041	300,000	317,979
3.70%, 12/1/2047	500,000	487,792
Duke Energy Corp., 3.05%, 8/15/2022	350,000	352,787
Duke Energy Florida LLC, 3.20%, 1/15/2027(b)	250,000	251,820
3.40%, 10/1/2046	500,000	465,309
Duke Energy Indiana LLC, 3.75%, 7/15/2020	200,000	202,846
Duke Energy Progress LLC, 4.15%, 12/1/2044	500,000	520,668
4.20%, 8/15/2045	500,000	522,718
Edison International, 4.13%, 3/15/2028	500,000	471,993
Emera US Finance LP, 4.75%, 6/15/2046	350,000	363,109
Entergy Corp., 5.13%, 9/15/2020	400,000	408,554
4.00%, 7/15/2022	400,000	410,960
Evergy, Inc., 4.85%, 6/1/2021	100,000	103,033
Eversource Energy, Series H, 3.15%, 1/15/2025	245,000	244,674
Exelon Corp., 5.63%, 6/15/2035	836,000	948,651
FirstEnergy Corp., Series B, 4.25%, 3/15/2023	500,000	521,587
Series B, 3.90%, 7/15/2027	500,000	507,282
Florida Power & Light Co., 3.13%, 12/1/2025	500,000	507,364
5.65%, 2/1/2037	450,000	556,375
4.13%, 2/1/2042	250,000	264,571
3.95%, 3/1/2048	500,000	518,355

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Electric Utilities (continued)
Georgia Power Co., 4.30%, 3/15/2042	$500,000	$494,650
Hydro-Quebec, Series HY, 8.40%, 1/15/2022	220,000	252,855
Series GF, 8.88%, 3/1/2026	156,000	213,290
Iberdrola International BV, 5.81%, 3/15/2025	118,000	130,634
Indiana Michigan Power Co., Series K, 4.55%, 3/15/2046	350,000	374,048
Kansas City Power & Light Co., 3.65%, 8/15/2025	500,000	515,217
LG&E & KU Energy LLC, 3.75%, 11/15/2020	700,000	707,710
MidAmerican Energy Co., 5.80%, 10/15/2036(b)	550,000	679,254
4.80%, 9/15/2043	500,000	568,730
Nevada Power Co., 5.45%, 5/15/2041	150,000	174,335
Northern States Power Co., 2.15%, 8/15/2022(b)	250,000	245,760
4.00%, 8/15/2045	165,000	169,586
NSTAR Electric Co., 2.38%, 10/15/2022	500,000	496,089
Oncor Electric Delivery Co. LLC, 4.55%, 12/1/2041	150,000	166,459
5.30%, 6/1/2042	150,000	181,234
PacifiCorp, 5.25%, 6/15/2035(b)	177,000	201,463
PECO Energy Co., 1.70%, 9/15/2021	500,000	488,363
3.70%, 9/15/2047	250,000	244,366
Pinnacle West Capital Corp., 2.25%, 11/30/2020	1,000,000	989,761
PPL Capital Funding, Inc., 5.00%, 3/15/2044	250,000	272,021
Progress Energy, Inc., 4.40%, 1/15/2021(b)	700,000	716,772
7.75%, 3/1/2031	236,000	321,049
Public Service Co. of Colorado, 3.20%, 11/15/2020	250,000	251,631
4.30%, 3/15/2044	250,000	268,509
Public Service Electric & Gas Co., 3.95%, 5/1/2042	400,000	410,868
South Carolina Electric & Gas Co., 6.05%, 1/15/2038	150,000	184,451
5.10%, 6/1/2065	350,000	401,816
Southern California Edison Co., Series B, 2.40%, 2/1/2022	500,000	485,183
Series C, 3.50%, 10/1/2023	500,000	497,149
6.00%, 1/15/2034	177,000	200,826
Series 05-B, 5.55%, 1/15/2036	436,000	466,607
Southern Co. (The), 2.75%, 6/15/2020	500,000	499,943
3.25%, 7/1/2026	295,000	288,942
Southwestern Electric Power Co., Series L, 3.85%, 2/1/2048	750,000	705,792
Union Electric Co., 3.65%, 4/15/2045	250,000	244,354
Virginia Electric & Power Co., 3.45%, 9/1/2022(b)	500,000	508,689
Series B, 4.20%, 5/15/2045	200,000	204,744
Wisconsin Electric Power Co., 2.95%, 9/15/2021	300,000	301,331
5.63%, 5/15/2033	59,000	71,294
Xcel Energy, Inc., 4.70%, 5/15/2020	250,000	253,032
3.30%, 6/1/2025	500,000	504,705
6.50%, 7/1/2036	177,000	225,989

		28,594,687

Electrical Equipment 0.1%
ABB Finance USA, Inc., 4.38%, 5/8/2042	100,000	108,404
Eaton Corp., 2.75%, 11/2/2022	750,000	747,171
3.10%, 9/15/2027	500,000	490,979
Emerson Electric Co., 6.00%, 8/15/2032	83,000	103,823

		1,450,377

Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc., 4.50%, 3/1/2023	250,000	258,540
Corning, Inc., 4.25%, 8/15/2020	250,000	253,803
4.38%, 11/15/2057	500,000	463,685
Tyco Electronics Group SA, 3.50%, 2/3/2022	300,000	303,170

		1,279,198

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC, 3.20%, 8/15/2021	500,000	504,272
3.34%, 12/15/2027	285,000	277,095
5.13%, 9/15/2040	200,000	209,867
Halliburton Co., 3.80%, 11/15/2025	250,000	255,513
6.70%, 9/15/2038	400,000	502,723
5.00%, 11/15/2045	500,000	531,675
National Oilwell Varco, Inc., 3.95%, 12/1/2042	350,000	295,439

		2,576,584

Entertainment 0.4%
NBCUniversal Media LLC, 5.15%, 4/30/2020	500,000	512,493
4.38%, 4/1/2021(b)	800,000	826,428
2.88%, 1/15/2023(b)	350,000	351,279
5.95%, 4/1/2041	200,000	245,921
TWDC Enterprises 18 Corp., 3.75%, 6/1/2021	500,000	511,973
3.15%, 9/17/2025	325,000	331,850
3.00%, 2/13/2026(b)	500,000	502,977
3.00%, 7/30/2046(b)	150,000	132,022
Viacom, Inc., 3.88%, 12/15/2021	600,000	612,903
4.25%, 9/1/2023(b)	100,000	103,959
3.88%, 4/1/2024(b)	500,000	509,115
4.38%, 3/15/2043	459,000	412,653
Walt Disney Co. (The), 4.50%, 2/15/2021(e)	250,000	258,682
4.00%, 10/1/2023(e)	250,000	261,103
6.55%, 3/15/2033(e)	300,000	397,386
6.20%, 12/15/2034(e)	245,000	320,614
6.65%, 11/15/2037(e)	150,000	206,904
6.15%, 2/15/2041(e)	250,000	334,858
5.40%, 10/1/2043(e)	500,000	618,552
Warner Media LLC, 3.60%, 7/15/2025	500,000	498,746
3.80%, 2/15/2027	500,000	497,966
5.38%, 10/15/2041	200,000	212,006
4.65%, 6/1/2044	250,000	241,273

		8,901,663

Equity Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., 4.85%, 4/15/2049	500,000	522,737
American Tower Corp., 2.80%, 6/1/2020	500,000	499,636
5.05%, 9/1/2020	500,000	515,132
3.50%, 1/31/2023	250,000	253,431
4.40%, 2/15/2026	40,000	41,746
AvalonBay Communities, Inc., 3.45%, 6/1/2025	695,000	707,529
Boston Properties LP, 3.80%, 2/1/2024	250,000	256,783
2.75%, 10/1/2026	750,000	710,581

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Brixmor Operating Partnership LP, 3.65%, 6/15/2024	$500,000	$498,748
CC Holdings GS V LLC, 3.85%, 4/15/2023	250,000	255,963
Crown Castle International Corp., 3.70%, 6/15/2026	60,000	59,811
3.65%, 9/1/2027	750,000	737,491
Digital Realty Trust LP, 5.25%, 3/15/2021	250,000	259,102
ERP Operating LP, 3.00%, 4/15/2023	500,000	502,792
4.50%, 7/1/2044	350,000	377,351
HCP, Inc., 4.25%, 11/15/2023	500,000	520,996
Hospitality Properties Trust, 5.00%, 8/15/2022	350,000	362,313
4.38%, 2/15/2030	500,000	462,935
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023(b)	525,000	526,999
Series E, 4.00%, 6/15/2025	375,000	373,273
Kimco Realty Corp., 3.13%, 6/1/2023	500,000	495,573
4.45%, 9/1/2047	250,000	246,803
Liberty Property LP, 4.40%, 2/15/2024	500,000	524,836
Omega Healthcare Investors, Inc., 4.50%, 4/1/2027(b)	550,000	551,638
Prologis LP, 4.25%, 8/15/2023	500,000	528,483
Realty Income Corp., 3.25%, 10/15/2022	350,000	355,873
Simon Property Group LP, 4.38%, 3/1/2021	500,000	513,903
3.38%, 3/15/2022(b)	500,000	508,628
3.38%, 10/1/2024	500,000	511,144
4.25%, 11/30/2046(b)	500,000	521,591
SITE Centers Corp., 3.63%, 2/1/2025	500,000	490,726
Ventas Realty LP, 3.13%, 6/15/2023	500,000	502,050
4.00%, 3/1/2028	250,000	253,050
Welltower, Inc., 5.25%, 1/15/2022(b)	400,000	422,137
4.25%, 4/1/2026	500,000	516,148
Weyerhaeuser Co., 7.38%, 3/15/2032	500,000	660,120

		16,048,052

Food & Staples Retailing 0.3%
Costco Wholesale Corp., 2.25%, 2/15/2022	170,000	169,511
Kroger Co. (The), 4.00%, 2/1/2024(b)	500,000	516,429
7.50%, 4/1/2031	257,000	322,019
5.40%, 7/15/2040(b)	200,000	204,635
Sysco Corp., 3.75%, 10/1/2025	145,000	148,384
3.30%, 7/15/2026	255,000	253,410
4.85%, 10/1/2045	150,000	160,920
Walgreens Boots Alliance, Inc., 3.45%, 6/1/2026	55,000	53,826
4.50%, 11/18/2034	805,000	800,391
Walmart, Inc., 3.63%, 7/8/2020	500,000	507,670
3.25%, 10/25/2020	500,000	506,708
2.55%, 4/11/2023(b)	750,000	748,735
3.30%, 4/22/2024(b)	725,000	746,383
2.65%, 12/15/2024	1,000,000	997,367
7.55%, 2/15/2030	118,000	163,425
3.63%, 12/15/2047	500,000	493,963
4.05%, 6/29/2048	500,000	531,024

		7,324,800

Food Products 0.4%
Archer-Daniels-Midland Co., 4.02%, 4/16/2043	345,000	350,884
Campbell Soup Co., 4.25%, 4/15/2021	100,000	102,228
4.15%, 3/15/2028(b)	750,000	747,133
Conagra Brands, Inc., 3.25%, 9/15/2022(b)	250,000	248,693
7.00%, 10/1/2028	221,000	258,384
5.30%, 11/1/2038	250,000	253,062
General Mills, Inc., 3.15%, 12/15/2021	750,000	755,896
4.20%, 4/17/2028(b)	500,000	519,564
JM Smucker Co. (The), 3.50%, 10/15/2021(b)	200,000	202,597
4.25%, 3/15/2035	400,000	386,475
Kellogg Co., 4.00%, 12/15/2020	250,000	255,157
3.25%, 4/1/2026	125,000	121,483
4.50%, 4/1/2046(b)	250,000	236,573
Kraft Heinz Foods Co., 2.80%, 7/2/2020	500,000	499,362
3.95%, 7/15/2025	500,000	503,872
3.00%, 6/1/2026(b)	1,115,000	1,039,297
6.88%, 1/26/2039(b)	200,000	226,206
5.00%, 6/4/2042	350,000	331,010
5.20%, 7/15/2045	350,000	337,770
Mead Johnson Nutrition Co., 4.60%, 6/1/2044	350,000	382,164
Tyson Foods, Inc., 4.50%, 6/15/2022	200,000	208,867
3.95%, 8/15/2024	500,000	514,885
3.55%, 6/2/2027	500,000	491,559
5.10%, 9/28/2048	250,000	254,441
Unilever Capital Corp., 2.00%, 7/28/2026	500,000	466,143
5.90%, 11/15/2032	206,000	259,368

		9,953,073

Gas Utilities 0.1%
CenterPoint Energy Resources Corp., 4.50%, 1/15/2021	305,000	312,478
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	340,000	339,940
National Fuel Gas Co., 3.75%, 3/1/2023	250,000	250,748
ONE Gas, Inc., 4.66%, 2/1/2044	500,000	556,977

		1,460,143

Health Care Equipment & Supplies 0.4%
Abbott Laboratories, 2.55%, 3/15/2022	215,000	214,018
3.88%, 9/15/2025	90,000	94,147
3.75%, 11/30/2026	848,000	881,515
5.30%, 5/27/2040	500,000	584,243
4.90%, 11/30/2046	250,000	289,103
Baxter International, Inc., 2.60%, 8/15/2026	460,000	439,219
Becton Dickinson and Co., 3.13%, 11/8/2021	350,000	351,424
3.30%, 3/1/2023	100,000	99,006
3.73%, 12/15/2024	1,070,000	1,086,385
3.70%, 6/6/2027	500,000	498,077
Boston Scientific Corp., 3.85%, 5/15/2025	500,000	514,720
Danaher Corp., 3.35%, 9/15/2025	250,000	252,930
Koninklijke Philips NV, 5.00%, 3/15/2042	250,000	278,066
Medtronic, Inc., 3.15%, 3/15/2022	770,000	782,230
3.63%, 3/15/2024	275,000	285,381
4.38%, 3/15/2035	850,000	928,054
4.63%, 3/15/2045	750,000	857,351

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value

Health Care Equipment & Supplies (continued)
Stryker Corp., 3.38%, 11/1/2025(b)	$160,000	$162,582
3.50%, 3/15/2026(b)	70,000	70,909
4.63%, 3/15/2046	500,000	537,823
Zimmer Biomet Holdings, Inc., 3.38%, 11/30/2021	200,000	201,263
4.25%, 8/15/2035	96,000	87,739

		9,496,185

Health Care Providers & Services 1.1%
Advocate Health & Hospitals Corp., 4.27%, 8/15/2048	57,000	60,889
Aetna, Inc., 2.80%, 6/15/2023	1,000,000	982,011
3.50%, 11/15/2024	500,000	500,322
6.63%, 6/15/2036	250,000	296,141
AmerisourceBergen Corp., 3.50%, 11/15/2021	250,000	252,603
4.30%, 12/15/2047	500,000	453,661
Anthem, Inc., 3.70%, 8/15/2021	100,000	101,833
4.10%, 3/1/2028(b)	750,000	771,738
4.63%, 5/15/2042	250,000	258,014
5.10%, 1/15/2044	300,000	327,668
4.65%, 8/15/2044	250,000	259,069
Cardinal Health, Inc., 3.20%, 6/15/2022	300,000	299,890
3.75%, 9/15/2025	340,000	339,690
3.41%, 6/15/2027(b)	500,000	472,950
Cigna Corp., 4.90%, 12/15/2048(b)(e)	750,000	773,922
Cigna Holding Co., 4.50%, 3/15/2021	300,000	307,951
3.25%, 4/15/2025	500,000	495,589
3.05%, 10/15/2027	750,000	708,538
CVS Health Corp., 3.35%, 3/9/2021	1,000,000	1,007,622
3.70%, 3/9/2023	750,000	762,060
3.38%, 8/12/2024	500,000	496,939
4.10%, 3/25/2025	500,000	513,322
4.30%, 3/25/2028	1,000,000	1,013,252
4.88%, 7/20/2035	500,000	506,472
4.78%, 3/25/2038	500,000	495,146
5.13%, 7/20/2045	500,000	508,145
5.05%, 3/25/2048	1,000,000	1,007,405
Duke University Health System, Inc., Series 2017, 3.92%, 6/1/2047	345,000	356,265
Express Scripts Holding Co., 3.90%, 2/15/2022	150,000	154,066
3.00%, 7/15/2023	500,000	496,941
3.50%, 6/15/2024	500,000	503,912
4.80%, 7/15/2046	250,000	254,144
HCA, Inc., 5.00%, 3/15/2024	1,000,000	1,060,193
5.50%, 6/15/2047	350,000	372,102
Humana, Inc., 3.15%, 12/1/2022	1,000,000	1,004,157
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/2046	20,000	20,249
Kaiser Foundation Hospitals, 4.88%, 4/1/2042	250,000	289,654
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	350,000	357,785
McKesson Corp., 3.95%, 2/16/2028	250,000	250,004
Medco Health Solutions, Inc., 4.13%, 9/15/2020	300,000	305,180
Mount Sinai Hospitals Group, Inc., Series 2017, 3.98%, 7/1/2048	33,000	32,541
Northwell Healthcare, Inc., 4.26%, 11/1/2047	35,000	35,295
Partners Healthcare System, Inc., Series 2017, 3.77%, 7/1/2048	43,000	41,945
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/1/2048	38,000	38,122
Quest Diagnostics, Inc., 4.70%, 4/1/2021(b)	500,000	515,459
3.50%, 3/30/2025	370,000	370,063
4.20%, 6/30/2029	100,000	102,773
Stanford Health Care, Series 2018, 3.80%, 11/15/2048	30,000	30,138
Sutter Health, Series 2018, 3.70%, 8/15/2028	40,000	41,732
Series 2018, 4.09%, 8/15/2048	50,000	51,421
UnitedHealth Group, Inc., 2.70%, 7/15/2020(b)	1,500,000	1,503,101
3.38%, 4/15/2027(b)	500,000	506,344
2.95%, 10/15/2027	500,000	490,916
3.88%, 12/15/2028	500,000	523,565
4.63%, 7/15/2035	105,000	117,707
5.80%, 3/15/2036	708,000	870,646
3.95%, 10/15/2042	250,000	252,203
4.75%, 7/15/2045	250,000	282,482
Willis-Knighton Medical Center, Series 2018, 4.81%, 9/1/2048	41,000	45,270

		25,249,217

Hotels, Restaurants & Leisure 0.2%
Carnival Corp., 3.95%, 10/15/2020	500,000	509,163
Hyatt Hotels Corp., 5.38%, 8/15/2021(b)	150,000	156,831
McDonald’s Corp., 2.20%, 5/26/2020	750,000	746,228
3.70%, 1/30/2026	250,000	258,082
3.80%, 4/1/2028(b)	500,000	516,031
4.70%, 12/9/2035	400,000	428,721
4.88%, 7/15/2040	250,000	265,191
4.88%, 12/9/2045	250,000	270,419
Starbucks Corp., 3.50%, 3/1/2028(b)	750,000	757,151

		3,907,817

Household Durables 0.1%
Newell Brands, Inc., 4.20%, 4/1/2026	600,000	572,654
Whirlpool Corp., 3.70%, 5/1/2025	500,000	501,691

		1,074,345

Household Products 0.2%
Clorox Co. (The), 3.80%, 11/15/2021	500,000	514,861
Colgate-Palmolive Co., 2.45%, 11/15/2021(b)	150,000	149,840
Kimberly-Clark Corp., 2.40%, 6/1/2023	500,000	492,918
2.65%, 3/1/2025(b)	105,000	102,553
6.63%, 8/1/2037	130,000	176,827
3.20%, 7/30/2046	165,000	150,016
Procter & Gamble Co. (The), 1.90%, 10/23/2020	500,000	496,629
2.15%, 8/11/2022(b)	1,000,000	990,208
2.85%, 8/11/2027(b)	500,000	503,092
3.50%, 10/25/2047(b)	250,000	249,518

		3,826,462

Independent Power and Renewable Electricity Producers 0.0%†
Oglethorpe Power Corp., 5.25%, 9/1/2050	200,000	218,428
PSEG Power LLC, 5.13%, 4/15/2020	250,000	255,536
Southern Power Co., Series E, 2.50%, 12/15/2021	500,000	494,559

		968,523

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Industrial Conglomerates 0.2%
3M Co., 3.00%, 8/7/2025(b)	$400,000	$407,245
5.70%, 3/15/2037(b)	415,000	523,250
General Electric Co., 5.30%, 2/11/2021	101,000	104,533
4.65%, 10/17/2021	336,000	348,218
2.70%, 10/9/2022	500,000	491,016
3.10%, 1/9/2023(b)	144,000	143,096
3.38%, 3/11/2024	500,000	497,176
3.45%, 5/15/2024	144,000	143,315
6.75%, 3/15/2032	323,000	373,023
6.15%, 8/7/2037	201,000	219,710
5.88%, 1/14/2038	144,000	153,178
4.13%, 10/9/2042	600,000	520,691
Honeywell International, Inc., 4.25%, 3/1/2021	500,000	517,379
2.50%, 11/1/2026	500,000	488,033

		4,929,863

Insurance 0.7%
Alleghany Corp., 4.95%, 6/27/2022	400,000	424,152
Allstate Corp. (The), 4.50%, 6/15/2043	250,000	272,087
(ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057(d)	195,000	214,500
American International Group, Inc., 3.30%, 3/1/2021	135,000	135,845
3.90%, 4/1/2026(b)	475,000	478,006
3.88%, 1/15/2035	500,000	457,817
4.80%, 7/10/2045	150,000	150,112
4.38%, 1/15/2055	250,000	224,162
Aon Corp., 5.00%, 9/30/2020	500,000	517,009
Aon plc, 3.88%, 12/15/2025	195,000	201,300
4.60%, 6/14/2044	250,000	254,149
Arch Capital Finance LLC, 5.03%, 12/15/2046	250,000	277,504
Berkshire Hathaway Finance Corp., 4.30%, 5/15/2043	250,000	264,571
4.25%, 1/15/2049	500,000	523,356
Brighthouse Financial, Inc., 3.70%, 6/22/2027	500,000	453,393
Chubb Corp. (The), 6.00%, 5/11/2037	165,000	212,100
Chubb INA Holdings, Inc., 2.70%, 3/13/2023	500,000	498,583
3.35%, 5/3/2026	90,000	91,586
4.35%, 11/3/2045	500,000	544,663
CNA Financial Corp., 5.75%, 8/15/2021	500,000	531,655
Hartford Financial Services Group, Inc. (The), 5.13%, 4/15/2022	100,000	106,696
6.10%, 10/1/2041	309,000	376,664
Lincoln National Corp., 4.85%, 6/24/2021	100,000	103,972
6.15%, 4/7/2036	440,000	525,532
Loews Corp., 4.13%, 5/15/2043	400,000	394,829
Manulife Financial Corp.,
(USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032(d)	500,000	486,057
Marsh & McLennan Cos., Inc.,
4.80%, 7/15/2021	600,000	623,886
4.20%, 3/1/2048	500,000	495,974
MetLife, Inc., 3.60%, 11/13/2025(b)	500,000	515,798
5.70%, 6/15/2035	159,000	191,225
6.40%, 12/15/2036	500,000	536,250
4.88%, 11/13/2043	250,000	278,286
4.60%, 5/13/2046	165,000	178,922
Nationwide Financial Services, Inc., 6.75%, 5/15/2037(b)(f)	105,000	108,150
Principal Financial Group, Inc., 3.40%, 5/15/2025	500,000	502,209
Progressive Corp. (The), 3.75%, 8/23/2021	200,000	203,835
6.25%, 12/1/2032	162,000	205,688
3.70%, 1/26/2045(b)	250,000	243,060
Prudential Financial, Inc.,
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(d)	250,000	260,000
4.60%, 5/15/2044	250,000	265,247
3.91%, 12/7/2047	186,000	179,186
3.94%, 12/7/2049	605,000	583,820
Reinsurance Group of America, Inc., 5.00%, 6/1/2021	100,000	104,067
Travelers Cos., Inc. (The), 5.35%, 11/1/2040	250,000	304,735
Travelers Property Casualty Corp., 6.38%, 3/15/2033	192,000	248,931
Willis Towers Watson plc, 5.75%, 3/15/2021	100,000	104,708
XLIT Ltd., 4.45%, 3/31/2025	750,000	780,812

		15,635,089

Interactive Media & Services 0.0%†
Alphabet, Inc., 3.38%, 2/25/2024	750,000	779,820

Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd., 3.13%, 11/28/2021(b)	275,000	276,826
3.40%, 12/6/2027	500,000	490,284
4.50%, 11/28/2034(b)	500,000	524,424
4.20%, 12/6/2047(b)	500,000	489,248
Amazon.com, Inc., 3.30%, 12/5/2021	500,000	511,466
2.80%, 8/22/2024	250,000	250,438
3.15%, 8/22/2027	500,000	503,368
4.80%, 12/5/2034	500,000	582,104
3.88%, 8/22/2037	350,000	363,786
4.05%, 8/22/2047	500,000	529,444
4.25%, 8/22/2057	250,000	268,853
eBay, Inc., 3.25%, 10/15/2020	200,000	200,852
3.80%, 3/9/2022(b)	285,000	291,154
Expedia Group, Inc., 5.95%, 8/15/2020	100,000	103,914
QVC, Inc., 4.38%, 3/15/2023	350,000	354,999

		5,741,160

IT Services 0.3%
Broadridge Financial Solutions, Inc., 3.40%, 6/27/2026	215,000	208,075
Fidelity National Information Services, Inc., 3.50%, 4/15/2023	150,000	152,489
5.00%, 10/15/2025	350,000	377,107
3.00%, 8/15/2026	750,000	718,538
Fiserv, Inc., 2.70%, 6/1/2020	750,000	749,129
4.75%, 6/15/2021	200,000	207,521
International Business Machines Corp., 1.63%, 5/15/2020	500,000	494,460
2.90%, 11/1/2021	200,000	200,922
5.88%, 11/29/2032	433,000	542,315
4.00%, 6/20/2042(b)	600,000	588,337
Mastercard, Inc., 3.80%, 11/21/2046	250,000	258,362
Visa, Inc., 2.20%, 12/14/2020	500,000	497,800
2.80%, 12/14/2022	250,000	252,562
3.15%, 12/14/2025	135,000	137,051
4.30%, 12/14/2045	750,000	827,608

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
IT Services (continued)
Western Union Co. (The), 6.20%, 11/17/2036(b)	$300,000	$319,151

		6,531,427

Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/2023	250,000	258,057
Bio-Rad Laboratories, Inc., 4.88%, 12/15/2020	150,000	154,192
PerkinElmer, Inc., 5.00%, 11/15/2021	150,000	157,121
Thermo Fisher Scientific, Inc., 3.60%, 8/15/2021	250,000	254,096
4.15%, 2/1/2024	1,000,000	1,045,023

		1,868,489

Machinery 0.2%
Caterpillar, Inc., 3.90%, 5/27/2021	500,000	513,101
2.60%, 6/26/2022	350,000	349,411
6.05%, 8/15/2036(b)	177,000	224,644
Deere & Co., 8.10%, 5/15/2030	500,000	694,706
3.90%, 6/9/2042	250,000	261,868
Dover Corp., 5.38%, 3/1/2041	100,000	113,455
Flowserve Corp., 3.50%, 9/15/2022	100,000	100,511
IDEX Corp., 4.20%, 12/15/2021	300,000	305,189
Illinois Tool Works, Inc., 4.88%, 9/15/2041	200,000	233,566
Parker-Hannifin Corp., 4.20%, 11/21/2034	500,000	525,897
Stanley Black & Decker, Inc., 2.90%, 11/1/2022	500,000	503,848

		3,826,196

Media 0.7%
CBS Corp., 5.50%, 5/15/2033	118,000	128,743
4.85%, 7/1/2042	100,000	99,473
4.60%, 1/15/2045	500,000	476,905
Charter Communications Operating LLC, 4.46%, 7/23/2022	1,000,000	1,034,611
4.91%, 7/23/2025	410,000	432,623
5.05%, 3/30/2029(b)	1,000,000	1,053,697
6.38%, 10/23/2035	500,000	557,507
6.48%, 10/23/2045	250,000	280,251
5.38%, 5/1/2047	250,000	249,097
5.75%, 4/1/2048	500,000	522,293
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	118,000	144,940
Comcast Corp., 2.85%, 1/15/2023	500,000	501,901
3.60%, 3/1/2024	500,000	514,677
3.15%, 2/15/2028	500,000	489,258
4.25%, 1/15/2033	250,000	263,863
7.05%, 3/15/2033	295,000	391,871
4.40%, 8/15/2035	500,000	522,072
6.50%, 11/15/2035	100,000	126,580
3.90%, 3/1/2038	250,000	245,650
3.40%, 7/15/2046	250,000	221,436
3.97%, 11/1/2047	743,000	716,807
4.70%, 10/15/2048	1,000,000	1,084,107
4.00%, 11/1/2049	863,000	839,601
Discovery Communications LLC, 2.80%, 6/15/2020(e)	500,000	497,806
3.30%, 5/15/2022(b)	350,000	351,556
3.45%, 3/15/2025(b)	270,000	263,823
4.90%, 3/11/2026(b)	115,000	121,057
3.95%, 3/20/2028	500,000	485,799
5.00%, 9/20/2037	250,000	243,065
4.88%, 4/1/2043	200,000	184,689
Fox Corp., 5.58%, 1/25/2049(e)	500,000	562,742
Grupo Televisa SAB, 6.63%, 1/15/2040	250,000	291,775
5.00%, 5/13/2045	250,000	244,584
Omnicom Group, Inc., 4.45%, 8/15/2020	150,000	153,302
3.63%, 5/1/2022	50,000	50,895
Time Warner Cable LLC, 6.75%, 6/15/2039	900,000	1,003,805
5.88%, 11/15/2040	250,000	256,225
WPP Finance 2010, 4.75%, 11/21/2021	400,000	413,380
3.75%, 9/19/2024(b)	550,000	542,406

		16,564,872

Metals & Mining 0.2%
Barrick Gold Corp., 5.25%, 4/1/2042	150,000	162,207
Barrick North America Finance LLC, 5.75%, 5/1/2043	250,000	289,930
BHP Billiton Finance USA Ltd., 6.42%, 3/1/2026	80,000	95,318
5.00%, 9/30/2043(b)	500,000	587,197
Newmont Mining Corp., 5.88%, 4/1/2035	236,000	270,441
4.88%, 3/15/2042	150,000	156,608
Nucor Corp., 4.00%, 8/1/2023	500,000	522,451
Reliance Steel & Aluminum Co., 4.50%, 4/15/2023	250,000	259,318
Rio Tinto Alcan, Inc., 5.75%, 6/1/2035	206,000	248,012
Rio Tinto Finance USA plc, 4.13%, 8/21/2042(b)	250,000	261,129
Southern Copper Corp., 3.88%, 4/23/2025(b)	750,000	758,711
6.75%, 4/16/2040	250,000	300,113
5.88%, 4/23/2045(b)	230,000	257,780
Vale Overseas Ltd., 4.38%, 1/11/2022(b)	238,000	242,641
6.88%, 11/21/2036	944,000	1,079,936

		5,491,792

Multiline Retail 0.1%
Dollar General Corp., 3.25%, 4/15/2023(b)	250,000	251,409
Nordstrom, Inc., 4.00%, 10/15/2021	500,000	511,516
5.00%, 1/15/2044	250,000	225,996
Target Corp., 2.50%, 4/15/2026(b)	1,500,000	1,458,771
4.00%, 7/1/2042	350,000	353,184

		2,800,876

Multi-Utilities 0.3%
Ameren Illinois Co., 2.70%, 9/1/2022	450,000	449,983
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	500,000	577,946
CMS Energy Corp., 4.70%, 3/31/2043	300,000	313,263
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/2043	500,000	495,740
4.50%, 12/1/2045(b)	500,000	535,673
Delmarva Power & Light Co., 3.50%, 11/15/2023	250,000	257,839
Dominion Energy, Inc., Series E, 6.30%, 3/15/2033	10,000	12,210
Series B, 5.95%, 6/15/2035	251,000	293,652
Series C, 4.90%, 8/1/2041	700,000	745,421
NiSource, Inc., 5.95%, 6/15/2041	450,000	526,767
4.80%, 2/15/2044	250,000	263,019

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Multi-Utilities (continued)
Puget Energy, Inc., 3.65%, 5/15/2025	$250,000	$248,422
Puget Sound Energy, Inc., 5.64%, 4/15/2041	500,000	611,947
San Diego Gas & Electric Co., 4.15%, 5/15/2048(b)	1,000,000	1,001,520
Sempra Energy, 4.05%, 12/1/2023	150,000	153,446
6.00%, 10/15/2039	220,000	258,044
Southern Co. Gas Capital Corp., 4.40%, 6/1/2043	250,000	250,091
WEC Energy Group, Inc., 3.55%, 6/15/2025	500,000	508,495

		7,503,478

Oil, Gas & Consumable Fuels 2.6%
Anadarko Finance Co., Series B, 7.50%, 5/1/2031	298,000	371,953
Anadarko Petroleum Corp., 5.55%, 3/15/2026(b)	500,000	544,569
6.45%, 9/15/2036	281,000	323,308
Andeavor Logistics LP, 4.25%, 12/1/2027	750,000	753,616
Apache Corp., 3.63%, 2/1/2021	307,000	310,539
5.10%, 9/1/2040	100,000	98,324
4.75%, 4/15/2043	500,000	470,123
BP Capital Markets America, Inc., 4.50%, 10/1/2020	200,000	205,303
3.41%, 2/11/2026	500,000	508,972
BP Capital Markets plc, 3.56%, 11/1/2021	250,000	255,183
3.06%, 3/17/2022	420,000	424,489
3.54%, 11/4/2024	250,000	257,325
3.72%, 11/28/2028	500,000	518,701
Buckeye Partners LP, 4.88%, 2/1/2021	250,000	256,139
4.15%, 7/1/2023(b)	250,000	255,039
Canadian Natural Resources Ltd., 3.90%, 2/1/2025	500,000	509,965
6.25%, 3/15/2038	340,000	409,689
Cenovus Energy, Inc., 4.25%, 4/15/2027	1,000,000	983,051
5.25%, 6/15/2037	250,000	245,649
Chevron Corp., 2.95%, 5/16/2026	500,000	503,622
CNOOC Finance 2013 Ltd., 3.00%, 5/9/2023	750,000	742,312
CNOOC Finance 2015 USA LLC, 3.50%, 5/5/2025	500,000	505,426
Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	500,000	502,074
Concho Resources, Inc., 3.75%, 10/1/2027	500,000	495,919
ConocoPhillips, 5.90%, 10/15/2032	177,000	219,455
6.50%, 2/1/2039	400,000	539,740
ConocoPhillips Co., 4.30%, 11/15/2044	155,000	165,388
ConocoPhillips Holding Co., 6.95%, 4/15/2029	250,000	323,605
Devon Energy Corp., 3.25%, 5/15/2022	500,000	504,761
4.75%, 5/15/2042	500,000	502,001
Ecopetrol SA, 5.88%, 5/28/2045	600,000	621,750
El Paso Natural Gas Co. LLC, 8.38%, 6/15/2032(c)	250,000	328,960
Enable Midstream Partners LP, 5.00%, 5/15/2044(c)	350,000	314,279
Enbridge Energy Partners LP, 4.20%, 9/15/2021	700,000	716,716
5.88%, 10/15/2025	250,000	283,070
Enbridge, Inc., 4.25%, 12/1/2026	500,000	521,311
3.70%, 7/15/2027(b)	500,000	498,545
Encana Corp., 6.50%, 2/1/2038	500,000	586,674
Energy Transfer Operating LP, 4.65%, 6/1/2021	200,000	206,285
5.20%, 2/1/2022	500,000	525,141
3.60%, 2/1/2023	500,000	504,172
4.90%, 2/1/2024	250,000	263,588
4.75%, 1/15/2026	250,000	261,312
6.05%, 6/1/2041	75,000	80,262
5.30%, 4/15/2047	500,000	493,424
6.25%, 4/15/2049	500,000	560,042
Energy Transfer Partners LP, 5.88%, 3/1/2022	500,000	534,456
Enterprise Products Operating LLC, 4.05%, 2/15/2022	250,000	258,355
3.90%, 2/15/2024	750,000	778,632
6.13%, 10/15/2039	285,000	342,066
6.45%, 9/1/2040(b)	250,000	309,537
4.45%, 2/15/2043	500,000	502,101
4.85%, 3/15/2044	200,000	211,785
4.25%, 2/15/2048	250,000	243,655
EOG Resources, Inc., 2.45%, 4/1/2020	500,000	497,951
4.10%, 2/1/2021	400,000	409,429
EQT Corp., 4.88%, 11/15/2021(b)	250,000	259,402
Equinor ASA, 3.70%, 3/1/2024(b)	500,000	522,610
3.25%, 11/10/2024	500,000	511,724
3.95%, 5/15/2043	400,000	411,371
Exxon Mobil Corp., 3.18%, 3/15/2024	500,000	513,769
2.71%, 3/6/2025	500,000	500,493
3.04%, 3/1/2026	235,000	238,432
4.11%, 3/1/2046	250,000	270,659
Hess Corp., 4.30%, 4/1/2027(b)	500,000	495,195
7.30%, 8/15/2031	164,000	191,274
5.60%, 2/15/2041	250,000	253,516
Husky Energy, Inc., 3.95%, 4/15/2022(b)	600,000	613,882
Kinder Morgan Energy Partners LP, 3.50%, 3/1/2021	625,000	630,714
5.80%, 3/1/2021(b)	200,000	210,327
4.25%, 9/1/2024	250,000	260,868
5.80%, 3/15/2035	206,000	227,019
6.38%, 3/1/2041	250,000	290,191
5.00%, 8/15/2042	350,000	350,513
Kinder Morgan, Inc., 4.30%, 6/1/2025	160,000	166,878
5.30%, 12/1/2034	900,000	974,884
5.05%, 2/15/2046	250,000	255,705
Magellan Midstream Partners LP, 4.25%, 9/15/2046	500,000	487,276
Marathon Oil Corp., 2.80%, 11/1/2022(b)	250,000	246,881
3.85%, 6/1/2025(b)	500,000	506,164
6.80%, 3/15/2032	118,000	140,756
Marathon Petroleum Corp., 5.13%, 3/1/2021	600,000	625,153
3.63%, 9/15/2024	250,000	252,215
6.50%, 3/1/2041	250,000	304,619
MPLX LP, 4.50%, 7/15/2023	500,000	524,158
4.88%, 12/1/2024	250,000	266,770
4.88%, 6/1/2025(b)	250,000	266,104
4.00%, 3/15/2028	500,000	496,891
4.50%, 4/15/2038	250,000	237,464
4.70%, 4/15/2048	250,000	238,829
Nexen, Inc., 5.88%, 3/10/2035	133,000	160,274
6.40%, 5/15/2037	350,000	450,756

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc., 4.15%, 12/15/2021	$600,000	$614,452
3.85%, 1/15/2028(b)	250,000	246,254
5.25%, 11/15/2043	150,000	152,950
4.95%, 8/15/2047	250,000	246,907
Occidental Petroleum Corp., 3.13%, 2/15/2022	350,000	354,883
2.70%, 2/15/2023(b)	200,000	199,607
3.40%, 4/15/2026	775,000	791,132
3.00%, 2/15/2027(b)	250,000	248,664
ONEOK Partners LP, 3.38%, 10/1/2022	500,000	504,247
4.90%, 3/15/2025	500,000	531,827
6.13%, 2/1/2041	100,000	111,773
ONEOK, Inc., 4.00%, 7/13/2027	500,000	500,983
Petro-Canada, 5.95%, 5/15/2035	271,000	317,717
Petroleos Mexicanos, 5.50%, 1/21/2021	275,000	279,675
4.88%, 1/24/2022	250,000	252,127
3.50%, 1/30/2023	500,000	477,550
4.50%, 1/23/2026(b)	1,250,000	1,162,250
6.50%, 3/13/2027	750,000	755,250
6.63%, 6/15/2035	1,074,000	1,012,245
6.38%, 1/23/2045	500,000	441,650
5.63%, 1/23/2046(b)	500,000	412,000
6.35%, 2/12/2048	500,000	440,825
Phillips 66, 4.65%, 11/15/2034	500,000	536,893
5.88%, 5/1/2042	382,000	464,512
Phillips 66 Partners LP, 3.61%, 2/15/2025	500,000	499,103
Pioneer Natural Resources Co., 3.95%, 7/15/2022	450,000	462,975
Plains All American Pipeline LP, 4.65%, 10/15/2025	500,000	520,916
5.15%, 6/1/2042	450,000	430,575
Sabine Pass Liquefaction LLC, 5.00%, 3/15/2027	1,000,000	1,060,417
Spectra Energy Partners LP, 3.50%, 3/15/2025	500,000	499,994
Suncor Energy, Inc., 3.60%, 12/1/2024	235,000	240,672
6.50%, 6/15/2038	500,000	630,603
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/2023	250,000	250,987
5.35%, 5/15/2045	500,000	489,086
Total Capital Canada Ltd., 2.75%, 7/15/2023	750,000	751,013
Total Capital International SA, 2.88%, 2/17/2022	500,000	504,141
TransCanada PipeLines Ltd., 3.80%, 10/1/2020	250,000	253,968
4.88%, 1/15/2026(b)	285,000	308,180
4.63%, 3/1/2034	250,000	262,986
5.85%, 3/15/2036	750,000	854,676
Valero Energy Corp., 7.50%, 4/15/2032	118,000	150,567
6.63%, 6/15/2037	455,000	557,470
Western Midstream Operating LP, 4.65%, 7/1/2026	500,000	506,487
Williams Cos., Inc. (The), 4.00%, 9/15/2025	500,000	513,533
6.30%, 4/15/2040	150,000	175,366
5.80%, 11/15/2043	250,000	276,682
4.90%, 1/15/2045	350,000	349,465

		58,519,709

Paper & Forest Products 0.0%†
Georgia-Pacific LLC, 8.88%, 5/15/2031	250,000	373,880

Pharmaceuticals 0.8%
Allergan Finance LLC, 3.25%, 10/1/2022	200,000	200,001
Allergan Funding SCS, 3.45%, 3/15/2022	310,000	312,792
3.85%, 6/15/2024	325,000	329,028
3.80%, 3/15/2025	250,000	253,259
4.55%, 3/15/2035(b)	195,000	190,975
4.75%, 3/15/2045(b)	168,000	166,936
AstraZeneca plc, 3.38%, 11/16/2025	1,000,000	1,008,847
6.45%, 9/15/2037	200,000	254,786
4.00%, 9/18/2042	250,000	246,781
Bristol-Myers Squibb Co., 2.00%, 8/1/2022	700,000	686,333
3.25%, 8/1/2042	250,000	217,149
Eli Lilly & Co., 2.75%, 6/1/2025	95,000	95,085
3.70%, 3/1/2045	500,000	497,538
GlaxoSmithKline Capital plc, 2.85%, 5/8/2022	250,000	251,008
GlaxoSmithKline Capital, Inc., 5.38%, 4/15/2034	201,000	239,870
4.20%, 3/18/2043	300,000	314,374
Johnson & Johnson, 2.95%, 9/1/2020(b)	200,000	201,659
2.45%, 12/5/2021	500,000	499,130
2.45%, 3/1/2026(b)	650,000	635,389
4.95%, 5/15/2033	663,000	777,424
3.63%, 3/3/2037	1,000,000	1,010,496
Merck & Co., Inc., 2.75%, 2/10/2025	220,000	220,393
3.60%, 9/15/2042	250,000	243,650
4.15%, 5/18/2043	500,000	528,992
4.00%, 3/7/2049	500,000	518,771
Mylan NV, 3.95%, 6/15/2026	1,000,000	954,029
Novartis Capital Corp., 2.40%, 5/17/2022	500,000	498,176
2.40%, 9/21/2022(b)	500,000	497,718
3.00%, 11/20/2025	500,000	507,656
3.10%, 5/17/2027(b)	500,000	504,701
Pfizer, Inc., 2.20%, 12/15/2021(b)	1,000,000	991,888
3.40%, 5/15/2024(b)	1,000,000	1,034,507
3.00%, 12/15/2026	500,000	500,507
7.20%, 3/15/2039	525,000	759,899
4.00%, 3/15/2049	500,000	516,703
Pharmacia LLC, 6.60%, 12/1/2028(c)	177,000	223,090
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026	1,125,000	1,087,883
Wyeth LLC, 6.50%, 2/1/2034	206,000	277,841
Zoetis, Inc., 3.25%, 2/1/2023	600,000	606,427
4.50%, 11/13/2025	230,000	244,155

		19,105,846

Professional Services 0.0%†
Thomson Reuters Corp., 4.30%, 11/23/2023	500,000	520,150
3.35%, 5/15/2026	280,000	268,655
Verisk Analytics, Inc., 4.00%, 6/15/2025	250,000	260,688

		1,049,493

Real Estate Management & Development 0.0%†
CBRE Services, Inc., 4.88%, 3/1/2026	500,000	525,832

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 3.05%, 9/1/2022(b)	350,000	354,409
3.85%, 9/1/2023(b)	150,000	157,032
3.75%, 4/1/2024	500,000	521,959
3.65%, 9/1/2025	750,000	778,378

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Road & Rail (continued)
Burlington Northern Santa Fe LLC, (continued)
3.25%, 6/15/2027	$500,000	$505,784
7.95%, 8/15/2030	206,000	290,898
4.55%, 9/1/2044	250,000	274,476
4.70%, 9/1/2045	250,000	279,082
4.05%, 6/15/2048	250,000	257,593
Canadian National Railway Co., 6.90%, 7/15/2028	242,000	309,730
6.20%, 6/1/2036(b)	236,000	309,172
Canadian Pacific Railway Co., 4.50%, 1/15/2022	350,000	363,127
2.90%, 2/1/2025	500,000	490,034
5.95%, 5/15/2037	250,000	304,003
6.13%, 9/15/2115	250,000	307,041
CSX Corp., 3.70%, 10/30/2020	300,000	303,848
5.50%, 4/15/2041	150,000	173,122
4.10%, 3/15/2044(b)	250,000	246,774
4.30%, 3/1/2048	250,000	254,239
4.50%, 3/15/2049	250,000	260,452
3.95%, 5/1/2050	350,000	329,926
Norfolk Southern Corp., 3.25%, 12/1/2021	250,000	252,209
3.00%, 4/1/2022	500,000	502,805
5.59%, 5/17/2025	84,000	94,550
4.45%, 6/15/2045	500,000	519,749
Ryder System, Inc., 2.50%, 5/11/2020	205,000	204,387
Union Pacific Corp., 2.75%, 4/15/2023	750,000	745,790
3.25%, 8/15/2025	500,000	506,106
3.60%, 9/15/2037	500,000	478,208
4.05%, 11/15/2045	220,000	215,882
4.05%, 3/1/2046	340,000	335,829
4.50%, 9/10/2048	250,000	265,342

		11,191,936

Semiconductors & Semiconductor Equipment 0.3%
Applied Materials, Inc., 4.30%, 6/15/2021	400,000	414,919
5.10%, 10/1/2035	250,000	283,833
Broadcom Corp., 3.00%, 1/15/2022	1,000,000	995,162
3.63%, 1/15/2024(b)	1,000,000	997,429
Intel Corp., 3.70%, 7/29/2025(b)	500,000	524,100
4.10%, 5/11/2047	500,000	530,591
3.73%, 12/8/2047(b)	743,000	747,334
KLA-Tencor Corp., 4.65%, 11/1/2024	215,000	229,664
Lam Research Corp., 3.80%, 3/15/2025	255,000	262,013
Maxim Integrated Products, Inc., 3.38%, 3/15/2023	350,000	350,933
Micron Technology, Inc., 4.64%, 2/6/2024	60,000	61,550
5.33%, 2/6/2029(b)	150,000	153,941
QUALCOMM, Inc., 2.60%, 1/30/2023	70,000	69,180
2.90%, 5/20/2024	1,000,000	983,000
3.25%, 5/20/2027	250,000	244,275
4.65%, 5/20/2035(b)	500,000	515,214
Texas Instruments, Inc., 1.75%, 5/1/2020	500,000	495,995

		7,859,133

Software 0.6%
Adobe, Inc., 3.25%, 2/1/2025	135,000	138,125
CA, Inc., 4.50%, 8/15/2023	410,000	414,087
Microsoft Corp., 3.00%, 10/1/2020	500,000	504,252
2.65%, 11/3/2022(b)	500,000	503,034
2.00%, 8/8/2023(b)	250,000	244,172
3.63%, 12/15/2023(b)	400,000	417,841
2.88%, 2/6/2024	365,000	369,019
2.70%, 2/12/2025	500,000	500,104
3.13%, 11/3/2025	500,000	511,588
2.40%, 8/8/2026	465,000	450,814
3.50%, 2/12/2035	325,000	329,400
3.45%, 8/8/2036	500,000	504,867
4.10%, 2/6/2037	500,000	543,821
4.50%, 10/1/2040	300,000	340,928
3.75%, 2/12/2045	750,000	769,131
4.45%, 11/3/2045	350,000	396,734
3.70%, 8/8/2046	500,000	510,208
4.25%, 2/6/2047	750,000	835,496
Oracle Corp., 2.80%, 7/8/2021(b)	1,000,000	1,004,105
1.90%, 9/15/2021	1,500,000	1,475,332
2.50%, 10/15/2022(b)	500,000	497,275
2.65%, 7/15/2026	490,000	474,006
3.25%, 5/15/2030(b)	250,000	249,167
5.38%, 7/15/2040	350,000	414,564
4.50%, 7/8/2044	750,000	808,211
4.00%, 7/15/2046	750,000	753,848
4.00%, 11/15/2047	500,000	502,962

		14,463,091

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/2020	500,000	506,049
3.25%, 4/15/2025	325,000	322,199
Home Depot, Inc. (The), 2.70%, 4/1/2023	500,000	502,469
3.35%, 9/15/2025	85,000	87,573
2.80%, 9/14/2027	750,000	739,299
5.88%, 12/16/2036	300,000	377,489
5.95%, 4/1/2041	150,000	192,395
4.20%, 4/1/2043(b)	250,000	261,787
4.40%, 3/15/2045	500,000	538,789
Lowe’s Cos., Inc., 3.13%, 9/15/2024	400,000	402,463
3.10%, 5/3/2027	250,000	243,380
6.50%, 3/15/2029	236,000	285,230
5.80%, 10/15/2036	300,000	340,638
5.00%, 9/15/2043	250,000	262,159

		5,061,919

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc., 2.00%, 5/6/2020	750,000	746,408
1.55%, 8/4/2021	1,000,000	979,153
2.30%, 5/11/2022	250,000	248,373
2.50%, 2/9/2025	595,000	584,192
3.25%, 2/23/2026(b)	1,130,000	1,151,426
2.45%, 8/4/2026	625,000	603,818
3.35%, 2/9/2027	1,000,000	1,020,553
3.85%, 5/4/2043	750,000	757,523
4.38%, 5/13/2045	355,000	386,440
4.65%, 2/23/2046	460,000	519,716
4.25%, 2/9/2047	500,000	533,360
Dell International LLC, 4.42%, 6/15/2021(e)	500,000	512,980
6.02%, 6/15/2026(e)	475,000	510,887
8.35%, 7/15/2046(e)	500,000	603,483
Hewlett Packard Enterprise Co., 3.60%, 10/15/2020	750,000	756,541
4.90%, 10/15/2025(c)	500,000	531,327
6.35%, 10/15/2045(c)	250,000	261,985
HP, Inc., 3.75%, 12/1/2020	291,000	295,875
6.00%, 9/15/2041	250,000	267,510
NetApp, Inc., 3.38%, 6/15/2021	210,000	212,009

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman, 5.75%, 12/1/2034	$175,000	$160,292

		11,643,851

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 6/1/2021(b)	125,000	128,928
NIKE, Inc., 3.88%, 11/1/2045	250,000	255,304
VF Corp., 3.50%, 9/1/2021	200,000	203,768

		588,000

Thrifts & Mortgage Finance 0.0%†
BPCE SA, 4.00%, 4/15/2024	475,000	488,706

Tobacco 0.3%
Altria Group, Inc., 3.80%, 2/14/2024	500,000	508,894
4.25%, 8/9/2042	250,000	217,400
4.50%, 5/2/2043	450,000	404,522
5.38%, 1/31/2044	170,000	169,634
5.95%, 2/14/2049	500,000	536,527
BAT Capital Corp., 3.22%, 8/15/2024	500,000	488,880
3.56%, 8/15/2027	500,000	473,397
4.39%, 8/15/2037	500,000	447,370
4.54%, 8/15/2047	500,000	437,970
Philip Morris International, Inc., 2.63%, 3/6/2023	1,000,000	992,824
6.38%, 5/16/2038	460,000	569,555
3.88%, 8/21/2042	250,000	229,142
Reynolds American, Inc., 4.45%, 6/12/2025	500,000	513,966
5.70%, 8/15/2035	120,000	124,499

		6,114,580

Trading Companies & Distributors 0.1%
Air Lease Corp., 3.25%, 3/1/2025(b)	1,000,000	962,849
Aircastle Ltd., 5.00%, 4/1/2023	100,000	103,924
4.13%, 5/1/2024	300,000	300,329
GATX Corp., 3.25%, 9/15/2026	500,000	475,534
WW Grainger, Inc., 3.75%, 5/15/2046	250,000	232,624

		2,075,260

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 9/1/2045	500,000	520,341

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 3.13%, 7/16/2022	750,000	755,031
6.38%, 3/1/2035	177,000	220,156
6.13%, 3/30/2040	350,000	436,581
Rogers Communications, Inc., 3.00%, 3/15/2023(b)	600,000	602,446
5.00%, 3/15/2044	250,000	277,717
Vodafone Group plc, 2.95%, 2/19/2023	250,000	248,184
4.38%, 5/30/2028	250,000	254,106
7.88%, 2/15/2030	206,000	261,017
4.38%, 2/19/2043	500,000	447,960
5.25%, 5/30/2048	500,000	495,688

		3,998,886

Total Corporate Bonds (cost $567,357,231)		577,102,412

Foreign Government Securities 1.6%

	Principal Amount	Value
CANADA 0.2%
Export Development Canada, 2.00%, 5/17/2022(b)	1,000,000	988,936
Province of Alberta, 3.30%, 3/15/2028	500,000	518,556
Province of British Columbia, 2.00%, 10/23/2022	500,000	492,195
Province of Ontario, 1.88%, 5/21/2020	1,000,000	992,917
2.20%, 10/3/2022	1,000,000	988,498
Province of Quebec, 3.50%, 7/29/2020	400,000	405,229
7.50%, 9/15/2029	578,000	814,540

		5,200,871

CHILE 0.1%
Republic of Chile, 3.13%, 3/27/2025	1,250,000	1,268,100
3.63%, 10/30/2042(b)	400,000	398,632

		1,666,732

COLOMBIA 0.2%
Republic of Colombia, 4.38%, 7/12/2021	1,150,000	1,181,625
4.50%, 1/28/2026	1,000,000	1,054,000
7.38%, 9/18/2037	225,000	294,187
5.63%, 2/26/2044(b)	500,000	563,600
5.00%, 6/15/2045	500,000	524,600

		3,618,012

HUNGARY 0.1%
Hungary Government Bond, 5.38%, 3/25/2024(b)	1,000,000	1,095,674
7.63%, 3/29/2041(b)	250,000	371,035

		1,466,709

INDONESIA 0.0%†
Republic of Indonesia, 4.10%, 4/24/2028	1,000,000	1,016,156

ISRAEL 0.1%
Israel Government Bond, 3.15%, 6/30/2023(b)	500,000	508,275
3.25%, 1/17/2028(b)	1,000,000	1,011,530

		1,519,805

ITALY 0.0%†
Republic of Italy, 6.88%, 9/27/2023(b)	251,000	279,012
5.38%, 6/15/2033	541,000	577,402

		856,414

JAPAN 0.2%
Japan Bank for International Cooperation, 1.75%, 5/28/2020	2,000,000	1,981,153
2.38%, 11/16/2022	1,000,000	993,480
2.38%, 4/20/2026	500,000	489,439

		3,464,072

MEXICO 0.2%
United Mexican States, 4.00%, 10/2/2023(b)	500,000	514,000
3.75%, 1/11/2028(b)	1,000,000	987,700
6.75%, 9/27/2034	1,246,000	1,517,640
4.75%, 3/8/2044(b)	400,000	393,000
5.55%, 1/21/2045	500,000	547,610
4.60%, 1/23/2046	347,000	334,335
4.35%, 1/15/2047(b)	500,000	468,000
5.75%, 10/12/2110	200,000	204,500

		4,966,785

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Foreign Government Securities (continued)

	Principal Amount	Value
PANAMA 0.0%†
Republic of Panama, 6.70%, 1/26/2036	$250,000	$326,250
4.30%, 4/29/2053	500,000	510,150

		836,400

PERU 0.1%
Republic of Peru, 4.13%, 8/25/2027(b)	750,000	818,258
8.75%, 11/21/2033	500,000	783,750

		1,602,008

PHILIPPINES 0.1%
Republic of Philippines, 4.20%, 1/21/2024(b)	500,000	527,199
9.50%, 2/2/2030	500,000	770,383
7.75%, 1/14/2031	500,000	703,267
6.38%, 10/23/2034	500,000	666,506

		2,667,355

POLAND 0.0%†
Republic of Poland, 5.13%, 4/21/2021	200,000	209,532
5.00%, 3/23/2022	300,000	318,050
4.00%, 1/22/2024	500,000	522,692

		1,050,274

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 1/29/2021	600,000	612,315
5.00%, 4/11/2022	500,000	529,975
2.38%, 4/21/2027	1,000,000	941,958
Republic of Korea, 5.63%, 11/3/2025	300,000	349,344
4.13%, 6/10/2044	250,000	277,743

		2,711,335

SWEDEN 0.1%
Svensk Exportkredit AB, 1.75%, 5/18/2020	1,500,000	1,488,979

URUGUAY 0.1%
Oriental Republic of Uruguay, 4.50%, 8/14/2024(b)	650,000	682,500
4.38%, 10/27/2027(b)	1,250,000	1,315,000
5.10%, 6/18/2050(b)	350,000	373,625

		2,371,125

Total Foreign Government Securities (cost $35,771,409)		36,503,032

Mortgage-Backed Securities 27.7%

	Principal Amount	Value
FHLMC Gold Pool
Pool# G18007 6.00%, 7/1/2019	230	230
Pool# B16087 6.00%, 8/1/2019	1,716	1,717
Pool# J00935 5.00%, 12/1/2020	3,860	3,885
Pool# J00854 5.00%, 1/1/2021	4,679	4,710
Pool# J01279 5.50%, 2/1/2021	1,478	1,494
Pool# J01570 5.50%, 4/1/2021	2,447	2,476
Pool# J06015 5.00%, 5/1/2021	7,708	7,759
Pool# J01771 5.00%, 5/1/2021	4,427	4,456
Pool# G18122 5.00%, 6/1/2021	4,397	4,433
Pool# J01980 6.00%, 6/1/2021	5,494	5,508
Pool# J03074 5.00%, 7/1/2021	2,661	2,687
Pool# J03028 5.50%, 7/1/2021	1,009	1,011
Pool# C90719 5.00%, 10/1/2023	189,122	200,127
Pool# J09912 4.00%, 6/1/2024	415,066	428,355
Pool# C00351 8.00%, 7/1/2024	302	325
Pool# G13900 5.00%, 12/1/2024	18,816	19,140
Pool# D60780 8.00%, 6/1/2025	1,444	1,551
Pool# G30267 5.00%, 8/1/2025	66,284	70,140
Pool# E02746 3.50%, 11/1/2025	248,937	254,911
Pool# J13883 3.50%, 12/1/2025	510,177	523,746
Pool# J14732 4.00%, 3/1/2026	246,938	254,871
Pool# E02896 3.50%, 5/1/2026	288,667	295,919
Pool# J18702 3.00%, 3/1/2027	266,286	269,790
Pool# J18127 3.00%, 3/1/2027	251,732	255,049
Pool# J19106 3.00%, 5/1/2027	110,894	112,354
Pool# J20471 3.00%, 9/1/2027	478,070	484,367
Pool# D82854 7.00%, 10/1/2027	1,079	1,144
Pool# G14609 3.00%, 11/1/2027	648,605	657,142
Pool# C00566 7.50%, 12/1/2027	1,047	1,175
Pool# G15100 2.50%, 7/1/2028	269,578	269,523
Pool# C18271 7.00%, 11/1/2028	2,251	2,435
Pool# C00678 7.00%, 11/1/2028	1,364	1,535
Pool# C00836 7.00%, 7/1/2029	656	740
Pool# C31285 7.00%, 9/1/2029	1,474	1,602
Pool# C31282 7.00%, 9/1/2029	67	68
Pool# C32914 8.00%, 11/1/2029	1,049	1,069
Pool# G18536 2.50%, 1/1/2030	4,087,386	4,084,037
Pool# C37436 8.00%, 1/1/2030	2,070	2,397
Pool# C36429 7.00%, 2/1/2030	663	676
Pool# C36306 7.00%, 2/1/2030	661	677
Pool# C00921 7.50%, 2/1/2030	1,200	1,381
Pool# G01108 7.00%, 4/1/2030	509	575
Pool# C37703 7.50%, 4/1/2030	734	764
Pool# G18552 3.00%, 5/1/2030	1,469,630	1,486,738
Pool# U49055 3.00%, 6/1/2030	151,814	153,348
Pool# J32243 3.00%, 7/1/2030	905,247	915,518

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# J32257 3.00%, 7/1/2030	$213,098	$215,576
Pool# J32255 3.00%, 7/1/2030	194,398	196,661
Pool# C41561 8.00%, 8/1/2030	2,033	2,100
Pool# C01051 8.00%, 9/1/2030	2,259	2,631
Pool# C43550 7.00%, 10/1/2030	3,294	3,466
Pool# C44017 7.50%, 10/1/2030	477	482
Pool# C43967 8.00%, 10/1/2030	5,264	5,273
Pool# C44957 8.00%, 11/1/2030	1,731	1,816
Pool# J33361 3.00%, 12/1/2030	503,864	508,830
Pool# G18578 3.00%, 12/1/2030	486,437	491,232
Pool# J33315 3.00%, 12/1/2030	197,163	199,107
Pool# C01103 7.50%, 12/1/2030	1,048	1,246
Pool# C46932 7.50%, 1/1/2031	690	708
Pool# G18587 3.00%, 2/1/2031	374,596	378,288
Pool# C47287 7.50%, 2/1/2031	1,485	1,537
Pool# G18592 3.00%, 3/1/2031	410,219	414,262
Pool# C48206 7.50%, 3/1/2031	1,827	1,830
Pool# C91366 4.50%, 4/1/2031	109,803	115,512
Pool# G18601 3.00%, 5/1/2031	245,265	247,682
Pool# G18605 3.00%, 6/1/2031	144,714	146,141
Pool# J34627 3.00%, 6/1/2031	23,664	23,898
Pool# C91377 4.50%, 6/1/2031	56,594	59,537
Pool# C53324 7.00%, 6/1/2031	1,682	1,752
Pool# C01209 8.00%, 6/1/2031	713	797
Pool# C55071 7.50%, 7/1/2031	652	665
Pool# J35107 2.50%, 8/1/2031	186,198	185,300
Pool# G01309 7.00%, 8/1/2031	1,570	1,768
Pool# G01311 7.00%, 9/1/2031	10,276	11,734
Pool# C01222 7.00%, 9/1/2031	1,199	1,371
Pool# G01315 7.00%, 9/1/2031	354	402
Pool# J35522 2.50%, 10/1/2031	775,009	770,656
Pool# C58647 7.00%, 10/1/2031	243	245
Pool# C60012 7.00%, 11/1/2031	788	805
Pool# C61298 8.00%, 11/1/2031	2,721	2,777
Pool# J35957 2.50%, 12/1/2031	1,060,350	1,054,395
Pool# C61105 7.00%, 12/1/2031	5,767	6,052
Pool# C01305 7.50%, 12/1/2031	951	1,047
Pool# C63171 7.00%, 1/1/2032	6,365	7,096
Pool# V61548 2.50%, 2/1/2032	963,855	959,205
Pool# C64121 7.50%, 2/1/2032	2,052	2,097
Pool# D99004 3.50%, 3/1/2032	172,029	177,032
Pool# G30577 3.50%, 4/1/2032	400,315	411,955
Pool# G01391 7.00%, 4/1/2032	17,738	20,357
Pool# C01345 7.00%, 4/1/2032	6,001	6,846
Pool# C01370 8.00%, 4/1/2032	1,958	2,193
Pool# C66916 7.00%, 5/1/2032	12,124	12,628
Pool# C01381 8.00%, 5/1/2032	15,245	17,552
Pool# C68300 7.00%, 6/1/2032	3,759	3,901
Pool# C68290 7.00%, 6/1/2032	2,477	2,625
Pool# D99266 3.50%, 7/1/2032	261,099	268,693
Pool# G01449 7.00%, 7/1/2032	11,191	12,811
Pool# C69908 7.00%, 8/1/2032	26,089	28,664
Pool# C91558 3.50%, 9/1/2032	62,255	64,065
Pool# G16407 2.50%, 1/1/2033	543,851	541,687
Pool# G16408 2.50%, 1/1/2033	397,319	395,561
Pool# G01536 7.00%, 3/1/2033	14,391	16,314
Pool# C01528 5.00%, 4/1/2033	87,532	94,331
Pool# G30646 3.00%, 5/1/2033	359,189	363,379
Pool# G30642 3.00%, 5/1/2033	159,135	160,992
Pool# K90535 3.00%, 5/1/2033	65,530	66,295
Pool# G18693 4.00%, 5/1/2033	254,616	262,812
Pool# G18696 3.50%, 7/1/2033	79,756	81,711
Pool# A16419 6.50%, 11/1/2033	16,243	17,985
Pool# C01806 7.00%, 1/1/2034	12,803	13,289
Pool# A21356 6.50%, 4/1/2034	51,108	57,215
Pool# C01851 6.50%, 4/1/2034	28,421	32,283
Pool# A22067 6.50%, 5/1/2034	35,084	39,103
Pool# A24301 6.50%, 5/1/2034	29,620	32,796
Pool# A24988 6.50%, 7/1/2034	11,877	13,151
Pool# G01741 6.50%, 10/1/2034	12,686	14,513
Pool# G08023 6.50%, 11/1/2034	25,169	28,484
Pool# A33137 6.50%, 1/1/2035	3,989	4,417
Pool# G01947 7.00%, 5/1/2035	12,723	14,604
Pool# G08073 5.50%, 8/1/2035	138,990	152,733
Pool# A37135 5.50%, 9/1/2035	173,771	190,754
Pool# A47368 5.00%, 10/1/2035	165,132	178,567

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# A38531
5.50%, 10/1/2035	$272,321	$298,871
Pool# A38255
5.50%, 10/1/2035	183,911	201,876
Pool# G08088
6.50%, 10/1/2035	112,940	128,855
Pool# A39759
5.50%, 11/1/2035	11,095	12,178
Pool# A40376
5.50%, 12/1/2035	9,549	10,479
Pool# A42305
5.50%, 1/1/2036	27,362	29,926
Pool# A41548
7.00%, 1/1/2036	17,631	19,509
Pool# G08111
5.50%, 2/1/2036	185,506	203,796
Pool# A43886
5.50%, 3/1/2036	461,331	515,032
Pool# A43885
5.50%, 3/1/2036	274,681	294,895
Pool# A43884
5.50%, 3/1/2036	210,566	226,770
Pool# A48378
5.50%, 3/1/2036	158,411	169,577
Pool# A43861
5.50%, 3/1/2036	69,436	74,330
Pool# G08116
5.50%, 3/1/2036	36,295	39,868
Pool# A48735
5.50%, 5/1/2036	13,818	14,792
Pool# A53039
6.50%, 10/1/2036	48,040	53,192
Pool# A53219
6.50%, 10/1/2036	1,309	1,449
Pool# G05254
5.00%, 1/1/2037	132,633	142,947
Pool# G04331
5.00%, 2/1/2037	122,410	131,922
Pool# G05941
6.00%, 2/1/2037	618,400	681,097
Pool# G03620
6.50%, 10/1/2037	3,330	3,708
Pool# G03721
6.00%, 12/1/2037	55,496	61,153
Pool# G03969
6.00%, 2/1/2038	66,002	72,729
Pool# G04913
5.00%, 3/1/2038	220,005	237,140
Pool# G05299
4.50%, 6/1/2038	216,996	229,710
Pool# G04581
6.50%, 8/1/2038	104,919	116,837
Pool# C92013
3.50%, 9/1/2038	1,547,379	1,579,543
Pool# A81674
6.00%, 9/1/2038	374,118	411,613
Pool# A85442
5.00%, 3/1/2039	208,510	220,643
Pool# G05459
5.50%, 5/1/2039	1,731,952	1,886,727
Pool# G05535
4.50%, 7/1/2039	727,639	770,483
Pool# A89500
4.50%, 10/1/2039	93,611	99,108
Pool# A91165
5.00%, 2/1/2040	3,000,417	3,241,396
Pool# G60342
4.50%, 5/1/2042	714,474	756,555
Pool# G60195
4.00%, 6/1/2042	895,905	929,899
Pool# Q08977
4.00%, 6/1/2042	175,118	181,770
Pool# Q09824
4.00%, 8/1/2042	100,750	104,577
Pool# Q11087
4.00%, 9/1/2042	222,103	230,541
Pool# G07158
3.50%, 10/1/2042	690,544	705,771
Pool# G07163
3.50%, 10/1/2042	372,045	380,249
Pool# Q11532
3.50%, 10/1/2042	283,260	289,506
Pool# Q12051
3.50%, 10/1/2042	262,909	268,706
Pool# Q12052
3.50%, 10/1/2042	114,959	117,494
Pool# C09020
3.50%, 11/1/2042	754,456	771,091
Pool# G07264
3.50%, 12/1/2042	754,915	771,562
Pool# Q14292
3.50%, 1/1/2043	150,173	153,484
Pool# Q15884
3.00%, 2/1/2043	930,072	930,582
Pool# Q16470
3.00%, 3/1/2043	1,598,547	1,599,424
Pool# V80002
2.50%, 4/1/2043	610,695	596,236
Pool# Q16915
3.00%, 4/1/2043	547,391	547,690
Pool# Q17675
3.50%, 4/1/2043	638,462	652,536
Pool# Q18523
3.50%, 5/1/2043	1,146,277	1,170,682
Pool# Q18751
3.50%, 6/1/2043	1,402,957	1,433,637
Pool# G07410
3.50%, 7/1/2043	259,602	265,827
Pool# Q20332
3.50%, 7/1/2043	115,702	118,211
Pool# G07459
3.50%, 8/1/2043	1,008,282	1,030,511
Pool# G60038
3.50%, 1/1/2044	2,026,044	2,070,695
Pool# Q26869
4.00%, 6/1/2044	1,133,272	1,181,257
Pool# G07946
4.00%, 7/1/2044	31,880	33,031
Pool# Q28607
3.50%, 9/1/2044	438,408	447,561
Pool# G61231
3.50%, 9/1/2044	123,208	125,924
Pool# G08609
3.50%, 10/1/2044	506,000	515,587
Pool# Q30833
4.00%, 1/1/2045	50,013	51,661
Pool# G60400
4.50%, 1/1/2045	329,983	348,764
Pool# G07925
4.00%, 2/1/2045	74,575	78,212
Pool# Q34165
4.00%, 6/1/2045	514,899	531,901
Pool# V81873
4.00%, 8/1/2045	470,844	486,392
Pool# G08669
4.00%, 9/1/2045	766,244	791,548
Pool# V82126
3.50%, 12/1/2045	266,995	272,551
Pool# Q38199
3.50%, 1/1/2046	28,459	28,966
Pool# Q38357
4.00%, 1/1/2046	193,519	199,889
Pool# G61365
4.50%, 1/1/2046	123,771	129,814
Pool# Q39434
3.50%, 3/1/2046	293,968	299,586
Pool# Q39364
3.50%, 3/1/2046	190,114	194,070
Pool# Q39440
4.00%, 3/1/2046	185,774	191,861
Pool# G08704
4.50%, 4/1/2046	65,270	68,428

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# Q40097
4.50%, 4/1/2046	$4,135	$4,317
Pool# G60582
3.50%, 5/1/2046	583,351	594,571
Pool# Q40718
3.50%, 5/1/2046	291,691	296,406
Pool# G08707
4.00%, 5/1/2046	359,388	371,163
Pool# G08708
4.50%, 5/1/2046	46,969	49,243
Pool# Q40728
4.50%, 5/1/2046	6,758	7,085
Pool# Q41548
3.00%, 7/1/2046	223,752	223,043
Pool# Q41903
3.50%, 7/1/2046	359,444	365,664
Pool# Q41491
3.50%, 7/1/2046	50,754	51,627
Pool# Q41407
3.50%, 7/1/2046	47,328	48,133
Pool# G61791
4.00%, 7/1/2046	224,651	232,210
Pool# Q41947
4.50%, 7/1/2046	33,425	35,039
Pool# G08715
3.00%, 8/1/2046	1,900,532	1,894,512
Pool# Q42596
3.50%, 8/1/2046	328,743	334,398
Pool# Q42203
3.50%, 8/1/2046	71,033	72,375
Pool# Q42393
3.50%, 8/1/2046	64,569	65,666
Pool# G61237
3.50%, 8/1/2046	49,401	50,489
Pool# Q42680
4.00%, 8/1/2046	17,803	18,380
Pool# G08720
4.50%, 8/1/2046	32,151	33,707
Pool# G61323
3.00%, 9/1/2046	1,268,137	1,268,833
Pool# G08721
3.00%, 9/1/2046	1,047,208	1,043,891
Pool# V82617
3.50%, 9/1/2046	609,385	621,050
Pool# G08722
3.50%, 9/1/2046	244,264	248,441
Pool# G60733
4.50%, 9/1/2046	268,938	286,618
Pool# G60722
3.00%, 10/1/2046	1,993,850	1,988,152
Pool# Q44035
3.00%, 10/1/2046	1,421,231	1,416,729
Pool# G61815
4.00%, 10/1/2046	147,875	152,746
Pool# G61257
3.00%, 11/1/2046	2,683,113	2,673,810
Pool# Q44452
3.00%, 11/1/2046	571,174	569,187
Pool# G08732
3.00%, 11/1/2046	183,210	182,406
Pool# Q44473
3.50%, 11/1/2046	84,187	85,592
Pool# Q44223
3.50%, 11/1/2046	73,005	74,220
Pool# G08734
4.00%, 11/1/2046	908,811	938,309
Pool# V82849
3.00%, 12/1/2046	4,001,632	3,993,915
Pool# G08737
3.00%, 12/1/2046	3,710,514	3,694,224
Pool# G60989
3.00%, 12/1/2046	746,491	744,126
Pool# Q45878
3.00%, 12/1/2046	231,645	230,628
Pool# G08738
3.50%, 12/1/2046	4,327,271	4,399,929
Pool# Q45024
3.50%, 12/1/2046	166,257	169,609
Pool# G08741
3.00%, 1/1/2047	1,519,522	1,512,852
Pool# G08747
3.00%, 2/1/2047	2,645,098	2,633,486
Pool# G08748
3.50%, 2/1/2047	967,916	984,072
Pool# G08749
4.00%, 2/1/2047	1,784,751	1,842,574
Pool# G61890
4.00%, 2/1/2047	101,000	104,280
Pool# G08751
3.50%, 3/1/2047	1,548,180	1,574,021
Pool# G08754
4.50%, 3/1/2047	111,050	116,419
Pool# Q47592
3.50%, 4/1/2047	385,868	392,289
Pool# Q47484
3.50%, 4/1/2047	46,610	47,467
Pool# G60988
3.00%, 5/1/2047	2,434,594	2,427,636
Pool# Q48098
3.50%, 5/1/2047	174,384	177,722
Pool# Q48237
4.50%, 5/1/2047	326,038	341,801
Pool# G61390
3.00%, 6/1/2047	1,346,774	1,342,122
Pool# Q48414
4.50%, 6/1/2047	137,500	144,148
Pool# Q48365
4.50%, 6/1/2047	55,071	57,734
Pool# G08770
3.50%, 7/1/2047	3,485,605	3,540,595
Pool# V83270
3.50%, 7/1/2047	816,943	830,285
Pool# G61339
3.00%, 8/1/2047	452,838	451,268
Pool# G08774
3.50%, 8/1/2047	420,345	427,231
Pool# Q49917
3.50%, 8/1/2047	261,298	265,549
Pool# Q53085
3.00%, 9/1/2047	519,872	518,467
Pool# G08779
3.50%, 9/1/2047	1,056,129	1,073,377
Pool# G61295
3.50%, 9/1/2047	786,403	802,766
Pool# G61622
3.00%, 10/1/2047	1,063,533	1,060,201
Pool# G08785
4.00%, 10/1/2047	117,466	121,272
Pool# Q52075
4.00%, 11/1/2047	747,889	774,144
Pool# V83598
3.50%, 12/1/2047	368,846	374,812
Pool# G67707
3.50%, 1/1/2048	930,541	952,844
Pool# V83909
4.00%, 1/1/2048	1,063,281	1,097,432
Pool# G61311
3.50%, 2/1/2048	1,755,983	1,784,382
Pool# T65458
3.50%, 2/1/2048	563,655	566,497
Pool# G08801
4.00%, 2/1/2048	627,483	647,670
Pool# Q54460
4.00%, 2/1/2048	345,128	357,946
Pool# G61298
4.00%, 2/1/2048	165,965	173,069
Pool# Q54727
3.50%, 3/1/2048	599,625	609,322
Pool# Q55401
5.00%, 4/1/2048	178,370	188,951
Pool# V84237
3.50%, 5/1/2048	1,446,412	1,469,807

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G08813
3.50%, 5/1/2048	$174,273	$177,091
Pool# G08820
4.50%, 5/1/2048	1,738,247	1,821,521
Pool# G08821
5.00%, 5/1/2048	64,164	67,961
Pool# G67713
4.00%, 6/1/2048	333,692	348,173
Pool# G08817
4.00%, 6/1/2048	298,744	308,339
Pool# G67712
4.00%, 6/1/2048	280,612	294,811
Pool# G08818
4.50%, 6/1/2048	969,915	1,016,358
Pool# Q56473
4.50%, 6/1/2048	187,623	197,497
Pool# Q56472
4.50%, 6/1/2048	134,934	142,097
Pool# G08824
4.00%, 7/1/2048	6,744,628	6,959,610
Pool# G08827
4.50%, 7/1/2048	618,782	648,364
Pool# Q57401
4.50%, 7/1/2048	180,995	190,495
Pool# Q57402
4.50%, 7/1/2048	49,627	52,260
Pool# G08833
5.00%, 7/1/2048	22,029	23,315
Pool# G08831
4.00%, 8/1/2048	907,690	936,567
Pool# Q57833
4.00%, 8/1/2048	48,849	50,879
Pool# G08836
4.00%, 9/1/2048	3,797,820	3,917,853
Pool# G08843
4.50%, 10/1/2048	223,167	233,802
Pool# G08852
4.00%, 12/1/2048	1,624,061	1,674,883
Pool# V85044
4.00%, 12/1/2048	625,955	650,190
Pool# V85082
4.50%, 12/1/2048	244,774	256,214
Pool# G61846
4.00%, 1/1/2049	1,122,538	1,157,656
FHLMC Non Gold Pool
Pool# 1B8478
4.61%, 7/1/2041(a)	158,448	165,137
Pool# 2B0108
4.86%, 1/1/2042(a)	20,546	21,347
Pool# 2B1381
4.06%, 6/1/2043(a)	13,967	14,293
FHLMC TBA 3.00%, 4/15/2032	4,149,000	4,189,025
3.50%, 4/15/2032	1,362,000	1,394,454
4.50%, 4/15/2032	100,000	101,687
2.50%, 4/15/2033	2,451,000	2,437,213
4.00%, 4/15/2034	990,000	1,021,247
3.00%, 4/15/2049	21,000	20,907
3.50%, 4/15/2049	5,080,000	5,152,741
4.00%, 4/15/2049	8,796,898	9,055,135
4.50%, 4/15/2049	8,996,000	9,388,246
FNMA Pool
Pool# 826869
5.50%, 8/1/2020	20,417	20,543
Pool# 835228
5.50%, 8/1/2020	544	546
Pool# 825811
5.50%, 9/1/2020	463	466
Pool# 838565
5.50%, 10/1/2020	19,762	19,892
Pool# 840102
5.50%, 10/1/2020	5,727	5,732
Pool# 841947
5.50%, 10/1/2020	1,828	1,835
Pool# 811505
5.50%, 10/1/2020	964	971
Pool# 843102
5.50%, 10/1/2020	730	734
Pool# 839100
5.50%, 11/1/2020	422	425
Pool# 830670
5.50%, 12/1/2020	503	507
Pool# 867183
5.50%, 2/1/2021	3,634	3,667
Pool# 811558
5.50%, 3/1/2021	12,989	12,994
Pool# 870296
5.50%, 3/1/2021	429	429
Pool# 878120
5.50%, 4/1/2021	1,027	1,037
Pool# 879115
5.50%, 5/1/2021	2,930	2,960
Pool# 811559
5.50%, 5/1/2021	1,806	1,813
Pool# 885440
5.50%, 5/1/2021	862	871
Pool# 845489
5.50%, 6/1/2021	183	186
Pool# 880950
5.50%, 7/1/2021	4,741	4,795
Pool# 870092
5.50%, 8/1/2021	460	461
Pool# 896599
5.50%, 8/1/2021	135	136
Pool# 903350
5.00%, 10/1/2021	1,072	1,096
Pool# 894126
5.50%, 10/1/2021	127	128
Pool# 902789
5.50%, 11/1/2021	13,096	13,315
Pool# 906708
5.00%, 12/1/2021	14,210	14,529
Pool# 901509
5.00%, 12/1/2021	1,335	1,365
Pool# 928106
5.50%, 2/1/2022	19,479	19,859
Pool# 914385
5.50%, 3/1/2022	331	337
Pool# 913323
5.50%, 4/1/2022	803	810
Pool# 899438
5.50%, 6/1/2022	23,294	23,711
Pool# AA2549
4.00%, 4/1/2024	110,312	113,630
Pool# 934863
4.00%, 6/1/2024	216,531	223,082
Pool# AC1374
4.00%, 8/1/2024	129,400	133,822
Pool# AC1529
4.50%, 9/1/2024	350,304	360,166
Pool# AD0244
4.50%, 10/1/2024	48,723	50,098
Pool# AD4089
4.50%, 5/1/2025	331,209	340,550
Pool# 890216
4.50%, 7/1/2025	85,572	87,977
Pool# AB1609
4.00%, 10/1/2025	216,780	223,300
Pool# AH1361
3.50%, 12/1/2025	210,401	215,677
Pool# AH1518
3.50%, 12/1/2025	105,406	107,827
Pool# AH5616
3.50%, 2/1/2026	564,700	577,669
Pool# AL0298
4.00%, 5/1/2026	454,259	470,388
Pool# AB4277
3.00%, 1/1/2027	681,686	690,568
Pool# AL1391
3.50%, 1/1/2027	12,196	12,491
Pool# AP4746
3.00%, 8/1/2027	183,255	185,638

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AP7855
3.00%, 9/1/2027	$925,683	$937,743
Pool# AP4640
3.00%, 9/1/2027	98,505	99,787
Pool# AQ5096
3.00%, 11/1/2027	248,141	251,364
Pool# AB6887
3.00%, 11/1/2027	197,722	200,304
Pool# AQ4532
3.00%, 11/1/2027	132,940	134,671
Pool# AQ7406
3.00%, 11/1/2027	99,644	100,942
Pool# AQ3758
3.00%, 11/1/2027	99,291	100,354
Pool# AB6886
3.00%, 11/1/2027	97,755	99,028
Pool# AQ2884
3.00%, 12/1/2027	92,643	93,849
Pool# AS0487
2.50%, 9/1/2028	469,888	469,628
Pool# 930998
4.50%, 4/1/2029	45,417	47,404
Pool# BM1507
2.50%, 12/1/2029	286,282	285,786
Pool# AL8077
3.50%, 12/1/2029	32,474	33,265
Pool# AS4874
3.00%, 4/1/2030	590,140	596,204
Pool# AS5412
2.50%, 7/1/2030	249,538	248,324
Pool# AS5420
3.00%, 7/1/2030	517,137	522,770
Pool# AL7152
3.50%, 7/1/2030	640,408	655,554
Pool# AS5702
2.50%, 8/1/2030	975,703	970,958
Pool# AZ4898
2.50%, 8/1/2030	724,820	721,293
Pool# AY8448
3.00%, 8/1/2030	1,767,255	1,784,326
Pool# AZ2953
3.00%, 9/1/2030	1,697,125	1,713,560
Pool# AZ5718
3.00%, 9/1/2030	1,563,525	1,578,620
Pool# AS6060
3.00%, 10/1/2030	1,301,817	1,313,934
Pool# AZ9234
3.50%, 10/1/2030	84,942	86,924
Pool# BA2993
3.00%, 11/1/2030	324,154	327,284
Pool# AS6174
3.50%, 11/1/2030	45,452	46,558
Pool# AS6272
2.50%, 12/1/2030	363,764	361,994
Pool# AS6295
3.00%, 12/1/2030	539,414	544,629
Pool# BA3545
3.00%, 12/1/2030	255,322	257,787
Pool# AH1515
4.00%, 12/1/2030	484,521	503,686
Pool# AD0716
6.50%, 12/1/2030	1,362,134	1,522,368
Pool# BA6532
2.50%, 1/1/2031	312,139	310,621
Pool# AB2121
4.00%, 1/1/2031	70,592	73,382
Pool# AL8060
3.00%, 2/1/2031	514,609	520,529
Pool# MA0641
4.00%, 2/1/2031	355,926	370,007
Pool# 560868
7.50%, 2/1/2031	705	712
Pool# AS6799
3.00%, 3/1/2031	483,155	487,825
Pool# BC0774
3.00%, 3/1/2031	217,436	220,274
Pool# BC4410
3.50%, 3/1/2031	37,436	38,345
Pool# AS6919
3.50%, 3/1/2031	37,051	37,953
Pool# BC0320
3.50%, 3/1/2031	21,449	21,949
Pool# BC4430
3.00%, 4/1/2031	90,456	91,391
Pool# AL8566
3.00%, 6/1/2031	236,801	239,379
Pool# AL8565
3.00%, 6/1/2031	229,356	231,924
Pool# AL8561
3.50%, 6/1/2031	251,998	258,292
Pool# AS8028
2.50%, 9/1/2031	1,001,040	996,168
Pool# AL9378
3.00%, 9/1/2031	112,768	114,066
Pool# MA2775
2.50%, 10/1/2031	2,019,921	2,010,094
Pool# BM1888
2.50%, 10/1/2031	1,942,203	1,940,888
Pool# AS8038
2.50%, 10/1/2031	926,903	922,394
Pool# BC4777
2.50%, 10/1/2031	671,716	668,446
Pool# AL9323
2.50%, 10/1/2031	41,604	41,351
Pool# AS8612
3.00%, 10/1/2031	390,785	394,562
Pool# 607212
7.50%, 10/1/2031	3,759	3,827
Pool# MA0895
3.50%, 11/1/2031	381,680	392,484
Pool# 607632
6.50%, 11/1/2031	102	113
Pool# MA2830
2.50%, 12/1/2031	755,127	751,452
Pool# BM3814
2.50%, 12/1/2031	518,010	516,366
Pool# AS8609
3.00%, 1/1/2032	333,851	337,089
Pool# AL9786
3.00%, 1/1/2032	320,161	323,939
Pool# AL9585
3.50%, 1/1/2032	120,429	123,442
Pool# BM1036
2.50%, 2/1/2032	2,399,656	2,388,350
Pool# BM4624
3.00%, 2/1/2032	375,579	380,126
Pool# AL9872
3.00%, 2/1/2032	271,138	274,258
Pool# AL9740
3.00%, 2/1/2032	230,246	232,827
Pool# AL9871
3.00%, 2/1/2032	162,785	164,705
Pool# AS8767
3.00%, 2/1/2032	31,913	32,271
Pool# BM1007
2.50%, 3/1/2032	754,233	749,640
Pool# AL9899
3.00%, 3/1/2032	48,845	49,393
Pool# BM3269
2.50%, 4/1/2032	1,195,060	1,187,925
Pool# MA1029
3.50%, 4/1/2032	310,572	319,364
Pool# 545556
7.00%, 4/1/2032	4,758	5,433
Pool# AO2565
3.50%, 5/1/2032	98,489	101,278
Pool# AS9695
3.50%, 5/1/2032	62,162	63,697
Pool# 545605
7.00%, 5/1/2032	6,404	7,381
Pool# BM4088
3.00%, 6/1/2032	487,432	492,558

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AO5103 3.50%, 6/1/2032	$256,389	$263,650
Pool# 890786 3.50%, 6/1/2032	46,566	47,730
Pool# MA1107 3.50%, 7/1/2032	42,428	43,629
Pool# 651361 7.00%, 7/1/2032	1,241	1,262
Pool# BM1669 3.00%, 8/1/2032	271,807	275,354
Pool# AP1990 3.50%, 8/1/2032	133,777	137,566
Pool# AP1997 3.50%, 8/1/2032	87,660	90,142
Pool# BH5355 3.50%, 8/1/2032	19,949	20,429
Pool# AO7202 3.50%, 9/1/2032	316,785	325,752
Pool# MA1166 3.50%, 9/1/2032	245,902	252,865
Pool# BM5167 3.50%, 9/1/2032	51,066	52,261
Pool# CA0586 2.50%, 10/1/2032	113,333	112,843
Pool# AP3673 3.50%, 10/1/2032	251,158	258,268
Pool# BH9391 3.50%, 10/1/2032	24,796	25,392
Pool# BM3389 3.00%, 11/1/2032	403,475	408,244
Pool# AB6962 3.50%, 11/1/2032	398,009	409,280
Pool# AQ3343 3.50%, 11/1/2032	206,561	212,410
Pool# BM3977 3.00%, 12/1/2032	775,537	783,523
Pool# CA0951 3.00%, 12/1/2032	415,284	419,567
Pool# BM4338 2.50%, 1/1/2033	765,078	761,356
Pool# BM3919 3.00%, 2/1/2033	399,899	404,630
Pool# BM3750 3.50%, 3/1/2033	321,528	329,834
Pool# BM4129 3.50%, 4/1/2033	542,619	556,666
Pool# 555346 5.50%, 4/1/2033	61,068	67,158
Pool# 713560 5.50%, 4/1/2033	9,685	10,371
Pool# 694846 6.50%, 4/1/2033	11,437	12,631
Pool# 701261 7.00%, 4/1/2033	332	344
Pool# AB9402 3.00%, 5/1/2033	369,563	373,918
Pool# AB9403 3.00%, 5/1/2033	168,883	170,873
Pool# AB9300 3.00%, 5/1/2033	134,120	135,700
Pool# BM4132 3.50%, 5/1/2033	338,325	347,468
Pool# MA3372 4.00%, 5/1/2033	609,192	627,771
Pool# 555421 5.00%, 5/1/2033	1,458,814	1,569,695
Pool# MA3393 4.00%, 6/1/2033	287,847	296,505
Pool# MA3427 4.00%, 7/1/2033	253,946	261,584
Pool# 720087 5.50%, 7/1/2033	303,214	333,529
Pool# 728721 5.50%, 7/1/2033	42,621	46,870
Pool# 555684 5.50%, 7/1/2033	11,263	12,223
Pool# MA1527 3.00%, 8/1/2033	1,501,531	1,519,227
Pool# 743235 5.50%, 10/1/2033	21,079	23,101
Pool# 750229 6.50%, 10/1/2033	30,080	33,221
Pool# 755872 5.50%, 12/1/2033	246,670	267,968
Pool# 725221 5.50%, 1/1/2034	6,143	6,759
Pool# 725223 5.50%, 3/1/2034	674	741
Pool# 725228 6.00%, 3/1/2034	561,211	618,894
Pool# MA3632 3.50%, 4/1/2034	700,000	716,077
Pool# 725425 5.50%, 4/1/2034	348,604	383,551
Pool# 725423 5.50%, 5/1/2034	33,955	37,360
Pool# 725594 5.50%, 7/1/2034	143,865	158,248
Pool# 788027 6.50%, 9/1/2034	24,567	27,133
Pool# 807310 7.00%, 11/1/2034	2,220	2,492
Pool# 735141 5.50%, 1/1/2035	449,532	494,556
Pool# 889852 5.50%, 5/1/2035	12,886	14,155
Pool# 256023 6.00%, 12/1/2035	423,085	466,380
Pool# 745418 5.50%, 4/1/2036	70,829	77,911
Pool# 745516 5.50%, 5/1/2036	39,713	43,686
Pool# 889745 5.50%, 6/1/2036	6,972	7,673
Pool# 995065 5.50%, 9/1/2036	251,590	273,416
Pool# 888635 5.50%, 9/1/2036	160,774	176,897
Pool# 995024 5.50%, 8/1/2037	93,653	102,761
Pool# 995050 6.00%, 9/1/2037	848,061	935,496
Pool# 955194 7.00%, 11/1/2037	97,194	113,033
Pool# 928940 7.00%, 12/1/2037	63,075	67,324
Pool# MA3389 4.00%, 6/1/2038	431,541	447,403
Pool# MA3464 3.50%, 9/1/2038	788,189	803,968
Pool# 990810 7.00%, 10/1/2038	119,023	132,037
Pool# AC9895 4.06%, 4/1/2040(a)	635,558	666,829
Pool# AC9890 4.19%, 4/1/2040(a)	1,079,581	1,123,648
Pool# AD8536 5.00%, 8/1/2040	336,494	362,932
Pool# AB1735 3.50%, 11/1/2040	8,405	8,521
Pool# AE9747 4.50%, 12/1/2040	996,977	1,054,063
Pool# AB2067 3.50%, 1/1/2041	411,230	419,977
Pool# 932888 3.50%, 1/1/2041	266,280	272,850
Pool# AB2068 3.50%, 1/1/2041	241,626	246,766
Pool# 932891 3.50%, 1/1/2041	53,507	54,662
Pool# AL3650 5.00%, 2/1/2041	24,453	26,363

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AL6521 5.00%, 4/1/2041	$1,592,382	$1,720,343
Pool# AL0390 5.00%, 5/1/2041	627,197	676,514
Pool# AL5863 4.50%, 6/1/2041	3,301,217	3,488,805
Pool# AI9851 4.50%, 9/1/2041	56,268	59,421
Pool# AJ1249 4.57%, 9/1/2041(a)	211,674	221,371
Pool# AL0761 5.00%, 9/1/2041	202,847	218,799
Pool# BM3907 5.50%, 9/1/2041	399,750	439,061
Pool# AJ5431 4.50%, 10/1/2041	108,926	114,761
Pool# AJ4861 4.00%, 12/1/2041	226,589	235,027
Pool# AX5316 4.50%, 1/1/2042	104,085	110,041
Pool# AL2499 4.50%, 1/1/2042	47,136	49,790
Pool# AW8167 3.50%, 2/1/2042	1,465,541	1,496,701
Pool# AK0714 4.92%, 2/1/2042(a)	50,074	52,102
Pool# AB5185 3.50%, 5/1/2042	574,937	587,165
Pool# AO3575 4.50%, 5/1/2042	61,279	64,179
Pool# AO4647 3.50%, 6/1/2042	1,075,162	1,098,047
Pool# AO8036 4.50%, 7/1/2042	956,358	1,009,620
Pool# AP2092 4.50%, 8/1/2042	32,958	34,336
Pool# AP6579 3.50%, 9/1/2042	951,582	971,833
Pool# AL2782 4.50%, 9/1/2042	195,674	206,451
Pool# AB6524 3.50%, 10/1/2042	1,652,552	1,687,279
Pool# AB7074 3.00%, 11/1/2042	1,039,795	1,040,492
Pool# AL2677 3.50%, 11/1/2042	944,126	964,218
Pool# AB6786 3.50%, 11/1/2042	724,559	739,981
Pool# MA1273 3.50%, 12/1/2042	514,467	526,130
Pool# AR4210 3.50%, 1/1/2043	259,446	264,966
Pool# AT4040 3.00%, 3/1/2043	247,652	247,646
Pool# AR8213 3.50%, 4/1/2043	253,663	259,060
Pool# AT4982 3.90%, 4/1/2043(a)	7,191	7,408
Pool# AB9238 3.00%, 5/1/2043	1,271,579	1,272,431
Pool# AB9237 3.00%, 5/1/2043	893,020	893,617
Pool# AB9236 3.00%, 5/1/2043	287,183	287,375
Pool# AB9362 3.50%, 5/1/2043	1,362,767	1,393,347
Pool# AT4250 2.05%, 6/1/2043(a)	106,404	106,960
Pool# AT4145 3.00%, 6/1/2043	341,314	341,543
Pool# AB9814 3.00%, 7/1/2043	1,154,565	1,155,338
Pool# AT6871 3.00%, 7/1/2043	202,727	202,862
Pool# AS0203 3.00%, 8/1/2043	825,391	825,944
Pool# AS0255 4.50%, 8/1/2043	381,994	402,448
Pool# AL4471 4.00%, 9/1/2043	518,439	541,155
Pool# AL6951 3.50%, 10/1/2043	868,575	887,053
Pool# AS2276 4.50%, 4/1/2044	727,649	766,615
Pool# AW1006 4.00%, 5/1/2044	226,850	237,742
Pool# AL7767 4.50%, 6/1/2044	67,517	71,378
Pool# AS3161 4.00%, 8/1/2044	1,648,214	1,704,792
Pool# CA0688 3.50%, 10/1/2044	635,144	649,908
Pool# BC5090 4.00%, 10/1/2044	220,543	228,248
Pool# AS3946 4.00%, 12/1/2044	1,759,370	1,837,877
Pool# BM4384 4.00%, 1/1/2045	678,509	702,420
Pool# BM3611 4.00%, 1/1/2045	659,145	683,595
Pool# BM3804 3.50%, 2/1/2045	214,436	219,030
Pool# AL9555 4.00%, 2/1/2045	3,760,888	3,900,734
Pool# AX9524 4.00%, 2/1/2045	1,650,293	1,729,539
Pool# AS4418 4.00%, 2/1/2045	1,147,311	1,202,397
Pool# AS4375 4.00%, 2/1/2045	793,764	831,878
Pool# AL6889 4.50%, 2/1/2045	218,041	231,247
Pool# BM3931 3.00%, 3/1/2045	925,680	925,798
Pool# AY1312 3.50%, 3/1/2045	2,962,561	3,029,040
Pool# AX9567 3.50%, 3/1/2045	150,288	153,300
Pool# BM4975 4.00%, 3/1/2045	319,001	330,094
Pool# AS4578 4.00%, 3/1/2045	213,363	223,609
Pool# BM3664 3.00%, 5/1/2045	1,021,485	1,022,168
Pool# AS4921 3.50%, 5/1/2045	1,567,043	1,598,572
Pool# AS5012 4.00%, 5/1/2045	2,182,932	2,287,753
Pool# BM5562 4.00%, 6/1/2045	449,186	465,259
Pool# AS5312 3.50%, 7/1/2045	300,336	306,379
Pool# AZ7111 4.00%, 7/1/2045	49,830	51,407
Pool# AZ9866 4.00%, 8/1/2045	49,836	51,409
Pool# AL7207 4.50%, 8/1/2045	268,119	284,358
Pool# AL9634 3.50%, 10/1/2045	207,820	212,237
Pool# BA2164 3.00%, 11/1/2045	250,555	249,947
Pool# AS6311 3.50%, 12/1/2045	3,697,820	3,761,646
Pool# AS6282 3.50%, 12/1/2045	2,366,230	2,413,843
Pool# BC0326 3.50%, 12/1/2045	2,072,123	2,107,889
Pool# BC0092 3.50%, 12/1/2045	179,494	182,574
Pool# BC0475 3.50%, 12/1/2045	99,932	101,656

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AS6362 4.50%, 12/1/2045	$57,096	$60,403
Pool# AS6474 3.50%, 1/1/2046	446,251	456,784
Pool# AS6539 3.50%, 1/1/2046	398,417	407,820
Pool# AS6527 4.00%, 1/1/2046	529,392	547,401
Pool# BC0178 4.50%, 1/1/2046	13,238	13,883
Pool# BC1158 3.50%, 2/1/2046	2,974,573	3,025,914
Pool# BC2667 4.00%, 2/1/2046	85,331	88,228
Pool# BC0605 4.00%, 2/1/2046	63,179	65,320
Pool# AL9781 4.50%, 2/1/2046	563,556	595,719
Pool# BC0300 3.50%, 3/1/2046	2,293,164	2,328,984
Pool# BM4621 3.50%, 3/1/2046	809,613	827,585
Pool# AS6833 3.50%, 3/1/2046	56,261	57,221
Pool# AS6795 4.00%, 3/1/2046	471,039	486,979
Pool# BA6972 4.00%, 3/1/2046	93,135	96,298
Pool# BC0311 4.50%, 3/1/2046	14,787	15,496
Pool# BC0823 3.50%, 4/1/2046	437,953	445,287
Pool# BA7692 3.50%, 4/1/2046	22,161	22,605
Pool# AS7026 4.00%, 4/1/2046	344,910	356,590
Pool# AS7171 3.50%, 5/1/2046	169,694	172,501
Pool# AS7251 4.00%, 5/1/2046	47,809	49,424
Pool# AS7387 3.50%, 6/1/2046	473,884	481,722
Pool# AL8833 4.00%, 6/1/2046	1,307,749	1,370,542
Pool# AS7593 3.50%, 7/1/2046	1,548,041	1,576,487
Pool# AS7594 3.50%, 7/1/2046	1,426,497	1,452,709
Pool# AS7545 3.50%, 7/1/2046	630,445	640,807
Pool# AL8824 3.50%, 7/1/2046	283,887	290,516
Pool# AS7490 3.50%, 7/1/2046	200,328	204,306
Pool# BC1452 4.00%, 7/1/2046	2,664,231	2,755,101
Pool# BD5180 4.50%, 7/1/2046	16,788	17,710
Pool# MA2705 3.00%, 8/1/2046	1,531,219	1,526,554
Pool# BC1489 3.00%, 8/1/2046	213,709	213,323
Pool# BD4890 3.50%, 8/1/2046	2,287,995	2,325,362
Pool# BC9501 3.50%, 8/1/2046	49,851	50,676
Pool# AS7648 4.00%, 8/1/2046	348,921	360,648
Pool# AS7760 4.00%, 8/1/2046	313,842	326,465
Pool# AS7795 4.00%, 8/1/2046	210,817	217,902
Pool# BD3911 4.00%, 8/1/2046	45,295	46,815
Pool# BD3923 4.00%, 8/1/2046	20,729	21,423
Pool# AS7770 4.50%, 8/1/2046	122,704	128,589
Pool# BD5232 4.50%, 8/1/2046	28,141	29,685
Pool# AL8947 3.50%, 9/1/2046	367,936	375,311
Pool# BD4944 3.50%, 9/1/2046	108,484	110,217
Pool# AL9263 3.00%, 10/1/2046	343,543	342,603
Pool# BM3932 3.50%, 10/1/2046	144,642	147,024
Pool# AL9234 3.50%, 10/1/2046	130,483	133,517
Pool# AS8125 3.50%, 10/1/2046	112,173	114,234
Pool# BC4766 4.50%, 10/1/2046	95,135	99,640
Pool# AS8154 4.50%, 10/1/2046	61,402	64,284
Pool# MA2806 3.00%, 11/1/2046	951,735	947,678
Pool# BC9003 3.00%, 11/1/2046	347,313	346,254
Pool# AS8369 3.50%, 11/1/2046	1,182,523	1,204,252
Pool# BE5067 3.50%, 11/1/2046	969,621	986,354
Pool# BE0065 3.50%, 11/1/2046	29,169	29,723
Pool# BE5038 4.00%, 11/1/2046	21,626	22,704
Pool# MA2833 3.00%, 12/1/2046	7,528,392	7,505,456
Pool# AS8483 3.00%, 12/1/2046	1,774,263	1,768,858
Pool# BC9067 3.00%, 12/1/2046	570,402	568,665
Pool# AS8488 3.00%, 12/1/2046	445,361	444,556
Pool# AS8509 3.00%, 12/1/2046	134,454	134,315
Pool# BM1121 3.50%, 12/1/2046	1,097,752	1,122,003
Pool# AS8572 3.50%, 12/1/2046	1,055,390	1,072,192
Pool# AS8417 3.50%, 12/1/2046	971,588	987,107
Pool# AS8492 3.50%, 12/1/2046	918,624	939,937
Pool# BE4224 3.50%, 12/1/2046	41,317	41,979
Pool# MA2863 3.00%, 1/1/2047	2,866,796	2,858,062
Pool# AS8650 3.00%, 1/1/2047	2,845,685	2,836,795
Pool# AL9697 3.00%, 1/1/2047	1,177,682	1,175,553
Pool# AS8647 3.00%, 1/1/2047	868,339	865,963
Pool# BE5775 3.00%, 1/1/2047	811,001	808,530
Pool# AS8692 3.50%, 1/1/2047	755,241	767,976
Pool# BD2440 3.50%, 1/1/2047	581,182	590,467
Pool# AL9774 3.50%, 1/1/2047	556,078	571,047
Pool# BM3204 3.50%, 1/1/2047	497,328	508,868
Pool# BD2450 3.50%, 1/1/2047	471,579	479,113
Pool# BE6548 3.50%, 1/1/2047	164,151	166,757
Pool# BE7115 4.50%, 1/1/2047	46,450	48,587

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# BE6503 4.50%, 1/1/2047	$31,174	$32,763
Pool# BE5856 4.50%, 1/1/2047	27,507	29,017
Pool# BM3908 5.50%, 1/1/2047	83,916	92,199
Pool# MA2895 3.00%, 2/1/2047	10,196,978	10,165,910
Pool# BF0203 3.00%, 2/1/2047	1,085,692	1,063,808
Pool# BM3688 3.50%, 2/1/2047	1,420,146	1,444,656
Pool# BD5046 3.50%, 2/1/2047	292,153	296,806
Pool# BF0206 4.00%, 2/1/2047	786,931	813,053
Pool# BM5274 4.00%, 2/1/2047	297,373	307,239
Pool# BE8495 4.50%, 2/1/2047	22,794	24,042
Pool# BE7869 4.50%, 2/1/2047	15,471	16,153
Pool# AL9859 3.00%, 3/1/2047	2,909,188	2,900,325
Pool# AL9848 3.00%, 3/1/2047	914,609	911,823
Pool# AS8966 4.00%, 3/1/2047	235,943	243,847
Pool# BM5383 4.00%, 3/1/2047	143,555	149,779
Pool# AS8979 4.50%, 3/1/2047	141,906	150,111
Pool# BE9247 4.50%, 3/1/2047	28,728	30,049
Pool# AS9451 3.50%, 4/1/2047	574,546	583,607
Pool# AS9463 3.50%, 4/1/2047	370,375	378,558
Pool# BD7122 4.00%, 4/1/2047	2,591,558	2,678,365
Pool# AS9467 4.00%, 4/1/2047	761,767	792,819
Pool# AS9470 4.50%, 4/1/2047	504,369	533,101
Pool# AS9562 3.00%, 5/1/2047	159,029	158,507
Pool# BM3237 3.50%, 5/1/2047	812,933	835,630
Pool# AS9577 3.50%, 5/1/2047	314,460	320,561
Pool# BM1268 4.00%, 5/1/2047	690,322	718,564
Pool# BE3670 3.50%, 6/1/2047	709,613	720,694
Pool# AS9794 3.50%, 6/1/2047	324,661	331,908
Pool# AS9747 4.00%, 6/1/2047	1,955,039	2,042,269
Pool# BM3549 4.00%, 6/1/2047	872,097	901,878
Pool# BE3702 4.00%, 6/1/2047	466,412	482,035
Pool# BM1295 4.50%, 6/1/2047	335,350	353,465
Pool# BE9624 4.50%, 6/1/2047	60,040	62,841
Pool# BM3801 3.00%, 7/1/2047	1,551,067	1,546,337
Pool# AS9938 3.50%, 7/1/2047	276,252	282,218
Pool# BM1551 3.50%, 7/1/2047	270,227	276,197
Pool# AS9909 3.50%, 7/1/2047	150,357	153,465
Pool# BM1492 4.00%, 7/1/2047	1,555,751	1,620,681
Pool# AS9973 4.00%, 7/1/2047	204,723	211,580
Pool# 890673 3.00%, 8/1/2047	760,852	758,669
Pool# MA3087 3.50%, 8/1/2047	1,156,123	1,174,177
Pool# BH7375 3.50%, 8/1/2047	329,557	334,703
Pool# BM1658 3.50%, 8/1/2047	260,370	265,269
Pool# BH2597 4.00%, 8/1/2047	1,183,420	1,223,061
Pool# CA0123 4.00%, 8/1/2047	994,795	1,040,780
Pool# BH5359 4.00%, 8/1/2047	574,674	594,208
Pool# CA0148 4.50%, 8/1/2047	679,868	711,587
Pool# CA0407 3.50%, 9/1/2047	1,084,038	1,100,800
Pool# CA0392 4.00%, 9/1/2047	603,197	622,688
Pool# BM3556 4.00%, 9/1/2047	236,275	248,031
Pool# CA0265 4.00%, 9/1/2047	193,172	199,643
Pool# CA0487 3.50%, 10/1/2047	2,575,357	2,615,043
Pool# BM1959 3.50%, 10/1/2047	686,818	702,020
Pool# CA0493 4.00%, 10/1/2047	1,335,193	1,379,920
Pool# CA0549 4.00%, 10/1/2047	1,029,973	1,064,475
Pool# BM3015 4.00%, 10/1/2047	300,093	314,579
Pool# CA0623 4.50%, 10/1/2047	175,513	183,689
Pool# CA0693 3.50%, 11/1/2047	1,569,372	1,593,555
Pool# CA0680 3.50%, 11/1/2047	362,143	369,965
Pool# BM3358 3.50%, 11/1/2047	310,147	319,048
Pool# CA0696 4.00%, 11/1/2047	2,405,364	2,484,701
Pool# BM3191 4.00%, 11/1/2047	421,466	435,677
Pool# CA0808 4.00%, 11/1/2047	392,530	405,578
Pool# BM3379 3.00%, 12/1/2047	1,070,030	1,069,137
Pool# BJ2492 3.50%, 12/1/2047	833,697	846,544
Pool# MA3211 4.00%, 12/1/2047	2,668,594	2,757,302
Pool# BJ1699 4.00%, 12/1/2047	458,012	475,386
Pool# BH7040 4.50%, 12/1/2047	114,151	119,415
Pool# CA0991 3.50%, 1/1/2048	661,180	675,461
Pool# MA3238 3.50%, 1/1/2048	175,993	178,706
Pool# CA1015 4.00%, 1/1/2048	965,243	996,571
Pool# CA1025 4.50%, 1/1/2048	1,778,826	1,861,455
Pool# CA1189 3.50%, 2/1/2048	5,201,629	5,281,772
Pool# BH9280 3.50%, 2/1/2048	1,513,290	1,544,564
Pool# CA1242 3.50%, 2/1/2048	296,605	303,927
Pool# MA3277 4.00%, 2/1/2048	63,177	65,239

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# BJ8271 4.50%, 2/1/2048	$910,468	$960,463
Pool# BJ8270 4.50%, 2/1/2048	517,327	547,624
Pool# BK1586 4.50%, 2/1/2048	416,102	440,471
Pool# BJ8269 4.50%, 2/1/2048	406,425	432,646
Pool# MA3305 3.50%, 3/1/2048	176,983	179,825
Pool# BK1972 4.50%, 3/1/2048	160,799	169,329
Pool# BJ0640 5.00%, 3/1/2048	63,790	67,466
Pool# CA1510 3.50%, 4/1/2048	475,333	482,657
Pool# CA1531 3.50%, 4/1/2048	223,001	228,507
Pool# CA1551 4.00%, 4/1/2048	3,925,865	4,051,016
Pool# CA1560 4.50%, 4/1/2048	448,427	472,896
Pool# BJ2681 5.00%, 4/1/2048	219,161	231,588
Pool# MA3348 5.00%, 4/1/2048	38,175	40,375
Pool# BM4024 3.50%, 5/1/2048	148,652	152,307
Pool# MA3358 4.50%, 5/1/2048	1,116,081	1,167,494
Pool# MA3374 5.00%, 5/1/2048	90,576	95,790
Pool# MA3384 4.00%, 6/1/2048	497,727	513,215
Pool# CA1898 4.50%, 6/1/2048	439,286	467,851
Pool# CA1951 4.00%, 7/1/2048	960,596	990,479
Pool# BK6577 4.50%, 7/1/2048	112,591	117,620
Pool# CA1988 4.50%, 7/1/2048	23,155	24,218
Pool# CA2376 4.00%, 9/1/2048	1,318,224	1,358,559
Pool# MA3472 5.00%, 9/1/2048	97,036	102,659
Pool# BM4664 4.50%, 10/1/2048	282,756	299,100
Pool# MA3536 4.00%, 12/1/2048	1,303,977	1,342,937
Pool# CA2779 4.50%, 12/1/2048	1,084,135	1,147,632
Pool# BM5212 4.50%, 12/1/2048	690,814	721,715
Pool# BN3944 4.00%, 1/1/2049	452,553	469,871
Pool# BN6135 4.00%, 2/1/2049	631,195	649,623
Pool# BF0200 3.50%, 11/1/2051	445,978	453,965
Pool# BF0171 4.00%, 1/1/2057	367,842	380,378
Pool# BF0184 4.00%, 2/1/2057	419,741	434,053
FNMA TBA
2.50%, 4/25/2032	1,225,000	1,217,691
3.00%, 4/25/2033	178,663	180,306
3.50%, 4/25/2034	210,000	214,782
4.00%, 4/25/2034	164,000	168,919
4.50%, 4/25/2034	115,000	116,895
5.00%, 4/25/2034	35,000	35,757
2.50%, 4/25/2047	755,000	733,677
4.00%, 4/25/2048	4,267,750	4,389,817
4.50%, 4/25/2048	4,867,000	5,070,901
3.00%, 4/25/2049	4,000	3,983
3.50%, 4/25/2049	8,050	8,159
GNMA I Pool
Pool# 279461 9.00%, 11/15/2019	22	22
Pool# 376510 7.00%, 5/15/2024	873	913
Pool# 457801 7.00%, 8/15/2028	2,537	2,703
Pool# 486936 6.50%, 2/15/2029	1,333	1,497
Pool# 502969 6.00%, 3/15/2029	3,657	3,939
Pool# 487053 7.00%, 3/15/2029	1,873	2,020
Pool# 781014 6.00%, 4/15/2029	3,063	3,385
Pool# 509099 7.00%, 6/15/2029	3,310	3,367
Pool# 470643 7.00%, 7/15/2029	12,937	13,478
Pool# 434505 7.50%, 8/15/2029	57	57
Pool# 416538 7.00%, 10/15/2029	154	154
Pool# 524269 8.00%, 11/15/2029	5,983	5,994
Pool# 781124 7.00%, 12/15/2029	9,370	10,727
Pool# 507396 7.50%, 9/15/2030	43,415	44,734
Pool# 531352 7.50%, 9/15/2030	2,679	2,739
Pool# 536334 7.50%, 10/15/2030	186	190
Pool# 540659 7.00%, 1/15/2031	855	863
Pool# 486019 7.50%, 1/15/2031	962	989
Pool# 535388 7.50%, 1/15/2031	586	595
Pool# 537406 7.50%, 2/15/2031	369	371
Pool# 528589 6.50%, 3/15/2031	34,466	37,837
Pool# 508473 7.50%, 4/15/2031	4,149	4,367
Pool# 544470 8.00%, 4/15/2031	2,650	2,655
Pool# 781287 7.00%, 5/15/2031	4,483	5,112
Pool# 781319 7.00%, 7/15/2031	1,352	1,575
Pool# 485879 7.00%, 8/15/2031	7,678	8,428
Pool# 572554 6.50%, 9/15/2031	46,297	50,826
Pool# 781328 7.00%, 9/15/2031	4,397	5,088
Pool# 555125 7.00%, 9/15/2031	675	679
Pool# 550991 6.50%, 10/15/2031	803	881
Pool# 571267 7.00%, 10/15/2031	1,128	1,254
Pool# 574837 7.50%, 11/15/2031	2,085	2,117
Pool# 555171 6.50%, 12/15/2031	1,338	1,468
Pool# 781380 7.50%, 12/15/2031	1,376	1,623
Pool# 781481 7.50%, 1/15/2032	6,504	7,615
Pool# 580972 6.50%, 2/15/2032	194	213
Pool# 781401 7.50%, 2/15/2032	4,012	4,758
Pool# 781916 6.50%, 3/15/2032	65,868	73,628

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA I Pool (continued)
Pool# 552474 7.00%, 3/15/2032	$5,019	$5,623
Pool# 781478 7.50%, 3/15/2032	2,511	2,962
Pool# 781429 8.00%, 3/15/2032	4,402	5,281
Pool# 781431 7.00%, 4/15/2032	16,267	19,022
Pool# 552616 7.00%, 6/15/2032	41,314	45,947
Pool# 570022 7.00%, 7/15/2032	15,365	17,494
Pool# 595077 6.00%, 10/15/2032	8,771	9,857
Pool# 596657 7.00%, 10/15/2032	4,196	4,271
Pool# 552903 6.50%, 11/15/2032	127,887	140,395
Pool# 552952 6.00%, 12/15/2032	5,747	6,265
Pool# 602102 6.00%, 2/15/2033	15,786	17,004
Pool# 588192 6.00%, 2/15/2033	5,579	6,025
Pool# 553144 5.50%, 4/15/2033	25,832	28,388
Pool# 604243 6.00%, 4/15/2033	11,755	13,140
Pool# 611526 6.00%, 5/15/2033	8,879	9,564
Pool# 553320 6.00%, 6/15/2033	33,590	37,753
Pool# 573916 6.00%, 11/15/2033	35,617	38,363
Pool# 604788 6.50%, 11/15/2033	81,054	89,362
Pool# 781688 6.00%, 12/15/2033	41,098	46,160
Pool# 604875 6.00%, 12/15/2033	32,454	36,460
Pool# 781690 6.00%, 12/15/2033	16,516	18,556
Pool# 781699 7.00%, 12/15/2033	6,364	7,214
Pool# 621856 6.00%, 1/15/2034	35,032	37,733
Pool# 564799 6.00%, 3/15/2034	51,187	55,184
Pool# 630038 6.50%, 8/15/2034	67,712	74,335
Pool# 781804 6.00%, 9/15/2034	45,703	51,291
Pool# 781847 6.00%, 12/15/2034	35,975	40,420
Pool# 486921 5.50%, 2/15/2035	12,930	14,220
Pool# 781902 6.00%, 2/15/2035	38,429	42,484
Pool# 781933 6.00%, 6/15/2035	4,943	5,411
Pool# 649513 5.50%, 10/15/2035	307,210	334,269
Pool# 649510 5.50%, 10/15/2035	169,822	185,376
Pool# 652207 5.50%, 3/15/2036	45,551	48,767
Pool# 655519 5.00%, 5/15/2036	21,240	22,168
Pool# 652539 5.00%, 5/15/2036	17,985	19,074
Pool# 606308 5.50%, 5/15/2036	28,646	31,359
Pool# 606314 5.50%, 5/15/2036	7,498	8,027
Pool# 657912 6.50%, 8/15/2036	4,987	5,475
Pool# 697957 4.50%, 3/15/2039	1,339,142	1,409,210
Pool# 704630 5.50%, 7/15/2039	54,789	59,646
Pool# 710724 4.50%, 8/15/2039	478,901	503,634
Pool# 722292 5.00%, 9/15/2039	835,719	897,225
Pool# 782803 6.00%, 11/15/2039	394,693	436,368
Pool# 736666 4.50%, 4/15/2040	1,105,816	1,163,646
Pool# 733312 4.00%, 9/15/2040	81,994	85,461
Pool# 742235 4.00%, 12/15/2040	230,223	239,294
Pool# 755959 4.00%, 1/15/2041	190,494	199,018
Pool# 755958 4.00%, 1/15/2041	189,158	197,160
Pool# 742244 4.00%, 1/15/2041	186,638	194,534
Pool# 759075 4.00%, 1/15/2041	179,130	187,119
Pool# 753826 4.00%, 1/15/2041	78,684	82,010
Pool# 690662 4.00%, 1/15/2041	65,791	68,577
Pool# 719486 4.00%, 1/15/2041	25,340	26,185
Pool# 759207 4.00%, 2/15/2041	335,476	350,512
Pool# 757557 4.00%, 2/15/2041	42,939	44,730
Pool# 757555 4.00%, 2/15/2041	40,564	42,314
Pool# 738107 4.00%, 3/15/2041	502,590	522,522
Pool# 784637 4.00%, 8/15/2041	156,238	162,387
Pool# 778869 4.00%, 2/15/2042	289,921	301,160
Pool# 783745 3.50%, 3/15/2043	1,217,226	1,249,820
Pool# AD8789 3.50%, 3/15/2043	771,686	792,240
Pool# AD2254 3.50%, 3/15/2043	134,067	137,304
Pool# AA6403 3.00%, 5/15/2043	1,141,199	1,151,437
Pool# AD2411 3.50%, 5/15/2043	656,591	672,454
Pool# 783781 3.50%, 6/15/2043	459,293	471,590
Pool# 784015 3.00%, 7/15/2043	213,621	215,210
Pool# 784459 3.00%, 12/15/2046	631,951	635,188
Pool# 784355 4.00%, 12/15/2046	322,866	334,033
Pool# 784500 3.00%, 2/15/2047	831,206	835,818
Pool# 784458 3.50%, 12/15/2047	1,537,789	1,577,295
GNMA II Pool
Pool# 3851 5.50%, 5/20/2036	500,739	544,909
Pool# 4245 6.00%, 9/20/2038	200,383	221,492
Pool# 4559 5.00%, 10/20/2039	524,317	560,834
Pool# 4715 5.00%, 6/20/2040	132,738	143,609
Pool# 4747 5.00%, 7/20/2040	1,575,873	1,691,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

27

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA II Pool (continued)
Pool# 4771 4.50%, 8/20/2040	$1,398,107	$1,472,298
Pool# 4802 5.00%, 9/20/2040	978,147	1,046,426
Pool# 4834 4.50%, 10/20/2040	336,159	353,997
Pool# 737727 4.00%, 12/20/2040	1,746,704	1,814,838
Pool# 737730 4.00%, 12/20/2040	552,095	573,694
Pool# 4923 4.50%, 1/20/2041	509,800	536,883
Pool# 4978 4.50%, 3/20/2041	77,084	81,177
Pool# 5017 4.50%, 4/20/2041	834,020	878,277
Pool# 5056 5.00%, 5/20/2041	251,508	269,087
Pool# 5082 4.50%, 6/20/2041	310,377	326,834
Pool# 5175 4.50%, 9/20/2041	336,364	354,150
Pool# 675523 3.50%, 3/20/2042	342,666	350,400
Pool# 5332 4.00%, 3/20/2042	348,298	362,648
Pool# MA0392 3.50%, 9/20/2042	1,705,141	1,747,837
Pool# MA0534 3.50%, 11/20/2042	2,468,250	2,530,095
Pool# MA0698 3.00%, 1/20/2043	1,260,230	1,267,964
Pool# MA0852 3.50%, 3/20/2043	1,262,817	1,299,874
Pool# MA0934 3.50%, 4/20/2043	1,165,888	1,195,055
Pool# AF1001 3.50%, 6/20/2043	826,262	845,626
Pool# MA1376 4.00%, 10/20/2043	614,286	638,856
Pool# AJ9335 3.50%, 10/20/2044	118,953	121,622
Pool# MA2754 3.50%, 4/20/2045	1,170,554	1,197,997
Pool# MA2824 2.50%, 5/20/2045	922,215	905,288
Pool# MA2825 3.00%, 5/20/2045	2,448,374	2,463,396
Pool# AM4381 3.50%, 5/20/2045	1,100,521	1,124,137
Pool# MA2891 3.00%, 6/20/2045	4,141,759	4,167,175
Pool# AO1103 3.50%, 9/20/2045	1,712,257	1,750,599
Pool# AO1099 3.50%, 9/20/2045	735,791	752,414
Pool# MA3106 4.00%, 9/20/2045	329,185	341,361
Pool# MA3172 3.00%, 10/20/2045	639,270	643,195
Pool# MA3173 3.50%, 10/20/2045	464,808	475,726
Pool# MA3174 4.00%, 10/20/2045	39,770	41,201
Pool# MA3243 3.00%, 11/20/2045	1,178,440	1,185,678
Pool# MA3244 3.50%, 11/20/2045	1,184,285	1,213,552
Pool# MA3309 3.00%, 12/20/2045	2,087,148	2,099,967
Pool# MA3310 3.50%, 12/20/2045	869,169	889,578
Pool# MA3377 4.00%, 1/20/2046	175,404	181,765
Pool# 784119 3.00%, 2/20/2046	2,217,695	2,236,797
Pool# MA3521 3.50%, 3/20/2046	3,289,277	3,366,467
Pool# MA3522 4.00%, 3/20/2046	1,205,786	1,250,896
Pool# MA3596 3.00%, 4/20/2046	753,626	758,252
Pool# MA3597 3.50%, 4/20/2046	940,967	963,047
Pool# MA3662 3.00%, 5/20/2046	1,890,957	1,903,145
Pool# MA3735 3.00%, 6/20/2046	2,166,699	2,179,338
Pool# MA3736 3.50%, 6/20/2046	5,623,655	5,755,638
Pool# MA3804 4.00%, 7/20/2046	195,029	202,083
Pool# MA3873 3.00%, 8/20/2046	4,613,744	4,642,081
Pool# MA3876 4.50%, 8/20/2046	176,751	184,985
Pool# MA3936 3.00%, 9/20/2046	3,616,561	3,641,002
Pool# MA3939 4.50%, 9/20/2046	28,043	29,454
Pool# MA4004 3.50%, 10/20/2046	2,585,048	2,645,713
Pool# MA4006 4.50%, 10/20/2046	547,274	575,832
Pool# MA4069 3.50%, 11/20/2046	70,651	72,310
Pool# MA4070 4.00%, 11/20/2046	124,442	129, 327
Pool# MA4071 4.50%, 11/20/2046	40,554	42,820
Pool# MA4126 3.00%, 12/20/2046	6,763,842	6,805,372
Pool# MA4127 3.50%, 12/20/2046	1,554,662	1,591,148
Pool# MA4194 2.50%, 1/20/2047	1,294,084	1,267,124
Pool# MA4196 3.50%, 1/20/2047	450,300	460,828
Pool# MA4261 3.00%, 2/20/2047	1,638,096	1,647,902
Pool# MA4262 3.50%, 2/20/2047	7,263,684	7,432,675
Pool# MA4264 4.50%, 2/20/2047	52,222	54,869
Pool# MA4321 3.50%, 3/20/2047	6,370,509	6,518,886
Pool# MA4382 3.50%, 4/20/2047	679,463	695,132
Pool# AZ1974 3.50%, 4/20/2047	562,165	574,744
Pool# MA4384 4.50%, 4/20/2047	78,961	82,410
Pool# MA4512 4.50%, 6/20/2047	184,741	191,936
Pool# MA4585 3.00%, 7/20/2047	129,353	130,031
Pool# MA4587 4.00%, 7/20/2047	708,342	731,868
Pool# MA4652 3.50%, 8/20/2047	1,579,855	1,615,463
Pool# BC1888 3.50%, 8/20/2047	968,760	990,513
Pool# 784471 3.50%, 8/20/2047	780,036	796,910
Pool# MA4653 4.00%, 8/20/2047	256,363	264,795
Pool# 784408 3.50%, 10/20/2047	321,068	328,555
Pool# MA4780 4.50%, 10/20/2047	72,195	75,007
Pool# MA4836 3.00%, 11/20/2047	1,388,061	1,394,427

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA II Pool (continued)
Pool# MA4837 3.50%, 11/20/2047	$802,875	$820,723
Pool# MA4838 4.00%, 11/20/2047	5,726,657	5,915,014
Pool# MA4900 3.50%, 12/20/2047	1,054,565	1,077,952
Pool# 784421 3.50%, 12/20/2047	449,128	460,390
Pool# MA4962 3.50%, 1/20/2048	5,211,121	5,326,328
Pool# MA5078 4.00%, 3/20/2048	5,200,416	5,371,464
Pool# 784480 3.50%, 4/20/2048	632,143	647,107
Pool# 784479 3.50%, 4/20/2048	401,716	411,832
Pool# 784481 3.50%, 4/20/2048	221,537	225,719
Pool# MA5137 4.00%, 4/20/2048	1,809,015	1,868,515
Pool# BD4034 4.00%, 4/20/2048	420,839	435,702
Pool# MA5138 4.50%, 4/20/2048	909,055	944,460
Pool# MA5192 4.00%, 5/20/2048	659,916	681,622
Pool# MA5265 4.50%, 6/20/2048	1,828,268	1,899,639
Pool# MA5331 4.50%, 7/20/2048	841,619	874,398
Pool# MA5399 4.50%, 8/20/2048	2,155,898	2,239,864
Pool# MA5529 4.50%, 10/20/2048	770,683	801,002
Pool# BJ2692 4.00%, 11/20/2048	348,946	360,383
Pool# MA5597 5.00%, 11/20/2048	98,793	103,512
Pool# 784656 4.50%, 12/20/2048	911,994	950,540
Pool# BK2856 4.50%, 12/20/2048	160,025	166,808
Pool# MA5711 4.50%, 1/20/2049	404,190	420,294
Pool# MA5764 4.50%, 2/20/2049	754,581	784,684
Pool# MA5878 5.00%, 4/20/2049	91,410	95,926
GNMA TBA 2.50%, 4/15/2047	73,000	71,482
3.00%, 4/15/2049	1,300,000	1,305,586
3.50%, 4/15/2049	3,026,000	3,091,491
4.00%, 4/15/2049	15,420,000	15,921,292
4.50%, 4/15/2049	3,648,000	3,789,939
5.00%, 4/15/2049	2,059,000	2,151,044

Total Mortgage-Backed Securities (cost $630,087,770)		632,912,074

Municipal Bonds 0.7%

	Principal Amount	Value
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/1/2044	100,000	148,943
Bay Area Toll Authority, RB, Series F-2, 6.26%, 4/1/2049	250,000	356,527
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 6.00%, 11/1/2040	100,000	126,306
Los Angeles Community College District, GO, 6.75%, 8/1/2049	300,000	453,471

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

29

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Municipal Bonds (continued)

	Principal Amount	Value
California (continued)
Los Angeles County Public Works Financing Authority, RB, Series B, 7.62%, 8/1/2040	$75,000	$113,946
Los Angeles Department of Water & Power, RB, Series D, 6.57%, 7/1/2045	200,000	291,728
Los Angeles Unified School District, GO, Series RY, 6.76%, 7/1/2034	420,000	558,827
San Diego County Water Authority, RB, Series B, 6.14%, 5/1/2049	100,000	138,002
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 4/1/2032	200,000	239,588
State of California, GO 7.55%, 4/1/2039	1,410,000	2,141,395
7.63%, 3/1/2040	425,000	643,739
University of California, RB Series F, 5.95%, 5/15/2045	300,000	390,018
Series H, 6.55%, 5/15/2048	150,000	208,414
Series F, 6.58%, 5/15/2049	200,000	276,872
Series AQ, 4.77%, 5/15/2115	150,000	164,936

		6,252,712

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 3/15/2032	500,000	605,295

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 4/1/2057	499,000	599,783

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/1/2040	300,000	393,951
State of Illinois, GO
4.95%, 6/1/2023	160,000	164,547
5.10%, 6/1/2033	945,000	928,576

		1,487,074

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/1/2021	500,000	513,495

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 2/15/2029	125,000	153,994
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 1/1/2040	440,000	660,889
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 5/1/2040	250,000	310,067

		1,124,950

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/2039	460,000	687,654
New York City Municipal Water Finance Authority, RB, Series AA, 5.44%, 6/15/2043	300,000	387,045
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/1/2038	500,000	605,055
New York State Dormitory Authority, State Personal Income Tax Revenue, Series F, 5.63%, 3/15/2039	250,000	301,438
Port Authority of New York & New Jersey, RB, 6.04%, 12/1/2029	620,000	769,699

		2,750,891

Ohio 0.0%†
American Municipal Power Inc., RB, Series E, 6.27%, 2/15/2050	165,000	214,998
JobsOhio Beverage System, RB, Series B, 4.53%, 1/1/2035	100,000	112,380
Ohio State University (The), RB, Series C, 4.91%, 6/1/2040	150,000	180,914

		508,292

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 1/1/2050	100,000	139,190

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/1/2044	200,000	267,184
State of Texas, GO, Series A, 4.63%, 4/1/2033	350,000	394,965
Texas Transportation Commission, RB, Series B, 5.18%, 4/1/2030	150,000	176,206
University of Texas System, RB Series A, 5.26%, 7/1/2039	260,000	326,607
Series C, 4.79%, 8/15/2046	200,000	233,184

		1,398,146

Washington 0.0%†
State of Washington Motor Vehicle Fuel Tax, GO, Series F, 5.14%, 8/1/2040	200,000	242,752

Total Municipal Bonds (cost $13,131,111)		15,622,580

Supranational 1.4%

	Principal Amount	Value
African Development Bank
2.63%, 3/22/2021	500,000	502,245
3.00%, 9/20/2023	500,000	512,626
Asian Development Bank
1.63%, 5/5/2020	1,500,000	1,486,410
1.63%, 8/26/2020(b)	500,000	494,380
1.88%, 2/18/2022	500,000	493,916
2.75%, 3/17/2023	1,000,000	1,014,930
2.63%, 1/30/2024	1,000,000	1,012,352
Corp. Andina de Fomento, 4.38%, 6/15/2022	350,000	362,954
European Bank for Reconstruction & Development, 1.63%, 5/5/2020	2,000,000	1,981,957
European Investment Bank
1.38%, 6/15/2020	500,000	494,045
1.63%, 8/14/2020	500,000	494,626
4.00%, 2/16/2021	500,000	514,525
2.00%, 3/15/2021(b)	1,000,000	992,370
2.38%, 5/13/2021(b)	2,000,000	1,998,863
1.38%, 9/15/2021	2,000,000	1,954,358
2.25%, 3/15/2022	500,000	498,663
2.50%, 3/15/2023	500,000	502,974
2.38%, 5/24/2027(b)	2,000,000	1,981,847
Inter-American Development Bank
1.38%, 7/15/2020(b)	750,000	740,288
2.13%, 11/9/2020	750,000	746,354
1.88%, 3/15/2021	500,000	495,288
1.75%, 4/14/2022	500,000	491,196
2.50%, 1/18/2023(b)	2,000,000	2,012,858
2.63%, 1/16/2024	1,000,000	1,011,531
6.80%, 10/15/2025	413,000	510,853
International Bank for Reconstruction & Development
1.38%, 5/24/2021	1,000,000	979,592
2.75%, 7/23/2021	1,000,000	1,009,669
2.13%, 12/13/2021(b)	2,000,000	1,989,020
2.00%, 1/26/2022	750,000	743,954
1.63%, 2/10/2022	500,000	490,576
7.63%, 1/19/2023	973,000	1,156,605
3.00%, 9/27/2023	750,000	772,735

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Supranational (continued)

	Principal Amount	Value
International Finance Corp. 1.63%, 7/16/2020	$500,000	$494,768
1.13%, 7/20/2021	1,000,000	972,450

Total Supranational (cost $31,790,330)		31,911,778

U.S. Government Agency Securities 1.2%

	Principal Amount	Value
FFCB, 2.85%, 9/20/2021	945,000	956,593
FHLB
3.63%, 6/11/2021	3,500,000	3,593,950
3.00%, 12/9/2022	1,535,000	1,574,145
2.75%, 12/13/2024	1,000,000	1,018,893
3.25%, 11/16/2028	480,000	504,970
5.50%, 7/15/2036	1,500,000	2,000,418
FHLMC
1.13%, 8/12/2021(b)	4,169,000	4,055,706
2.38%, 1/13/2022	4,945,000	4,958,752
6.75%, 9/15/2029(b)	557,000	758,567
6.25%, 7/15/2032	1,245,000	1,717,265
FNMA
1.25%, 8/17/2021	1,000,000	975,544
2.63%, 1/11/2022	1,055,000	1,064,548
2.38%, 1/19/2023(b)	490,000	491,320
6.25%, 5/15/2029	2,500,000	3,287,355
Tennessee Valley Authority, 4.88%, 1/15/2048	500,000	639,127

Total U.S. Government Agency Securities (cost $26,825,096)		27,597,153

U.S. Treasury Obligations 38.3%

	Principal Amount	Value
U.S. Treasury Bonds 7.63%, 11/15/2022(b)	2,000,000	2,371,797
6.25%, 8/15/2023	6,000,000	6,991,875
6.88%, 8/15/2025	449,000	569,686
6.00%, 2/15/2026	4,042,000	4,978,449
6.50%, 11/15/2026	3,000,000	3,863,672
6.38%, 8/15/2027(b)	1,000,000	1,301,719
5.50%, 8/15/2028	4,000,000	5,033,125
5.25%, 2/15/2029	200,000	249,414
5.38%, 2/15/2031(b)	4,000,000	5,198,750
5.00%, 5/15/2037	305,000	412,286
4.38%, 2/15/2038	250,000	316,299
4.25%, 5/15/2039	1,500,000	1,875,352
4.50%, 8/15/2039	1,080,000	1,394,423
4.38%, 11/15/2039	300,000	381,211
4.38%, 5/15/2040	1,600,000	2,035,313
3.88%, 8/15/2040	1,000,000	1,190,742
4.25%, 11/15/2040	1,400,000	1,753,445
4.75%, 2/15/2041	2,600,000	3,477,805
3.75%, 8/15/2041	8,000,000	9,361,562
3.13%, 11/15/2041	7,100,000	7,552,348
3.13%, 2/15/2042	1,000,000	1,062,695
3.00%, 5/15/2042	1,000,000	1,040,469
2.75%, 8/15/2042	4,800,000	4,779,750
2.75%, 11/15/2042	1,500,000	1,492,559
3.13%, 2/15/2043	2,750,000	2,913,818
2.88%, 5/15/2043	2,000,000	2,030,703
3.63%, 2/15/2044	5,000,000	5,751,758
3.38%, 5/15/2044	500,000	552,676
3.13%, 8/15/2044	5,700,000	6,041,777
3.00%, 11/15/2044	5,500,000	5,703,242
2.50%, 2/15/2045	15,800,000	14,907,547
3.00%, 5/15/2045	5,500,000	5,706,465
2.88%, 8/15/2045	7,300,000	7,397,238
3.00%, 11/15/2045	9,100,000	9,444,094
2.50%, 2/15/2046	7,000,000	6,583,555
2.50%, 5/15/2046	3,000,000	2,819,648
2.88%, 11/15/2046	6,000,000	6,074,531
3.00%, 2/15/2047	5,000,000	5,188,477
3.00%, 5/15/2047	5,500,000	5,699,805
2.75%, 8/15/2047	4,500,000	4,435,840
2.75%, 11/15/2047(b)	4,200,000	4,139,461
3.00%, 2/15/2048	1,500,000	1,551,973
3.00%, 8/15/2048(b)	1,500,000	1,552,734
3.38%, 11/15/2048	8,500,000	9,459,902
U.S. Treasury Notes
1.38%, 4/30/2020	4,800,000	4,747,312
3.50%, 5/15/2020	14,400,000	14,572,688
1.88%, 6/30/2020	1,000,000	993,594
1.50%, 7/15/2020	8,000,000	7,910,937
1.63%, 7/31/2020	5,000,000	4,949,805
2.00%, 7/31/2020	7,000,000	6,966,094
2.63%, 8/15/2020	4,710,000	4,725,639
1.38%, 8/31/2020	5,000,000	4,929,687
2.00%, 9/30/2020(b)	5,000,000	4,973,633
2.75%, 9/30/2020	20,000,000	20,113,281
1.38%, 10/31/2020	5,000,000	4,924,414
1.75%, 10/31/2020	6,000,000	5,943,750
2.63%, 11/15/2020	15,300,000	15,366,937
2.00%, 11/30/2020	1,000,000	994,414
1.88%, 12/15/2020	12,000,000	11,908,594
1.75%, 12/31/2020	9,100,000	9,010,422
2.38%, 12/31/2020	1,000,000	1,000,820
1.38%, 1/31/2021	4,000,000	3,932,500
2.13%, 1/31/2021	5,000,000	4,983,008
2.25%, 2/15/2021	10,000,000	9,989,062
3.63%, 2/15/2021	9,000,000	9,215,508
2.50%, 2/28/2021	18,000,000	18,069,609
1.25%, 3/31/2021(b)	5,000,000	4,901,172
2.25%, 4/30/2021	12,000,000	11,991,563
3.13%, 5/15/2021	6,000,000	6,102,187
1.38%, 5/31/2021	3,000,000	2,943,164
2.25%, 7/31/2021	8,200,000	8,195,836
2.13%, 8/15/2021	1,500,000	1,494,961
1.13%, 9/30/2021	5,000,000	4,866,016
2.13%, 9/30/2021	5,000,000	4,983,594
1.25%, 10/31/2021	5,000,000	4,874,023
2.88%, 11/15/2021	4,000,000	4,062,344
1.88%, 11/30/2021(b)	4,000,000	3,960,781
2.00%, 12/31/2021	6,000,000	5,962,969
1.50%, 1/31/2022(b)	3,000,000	2,938,828
1.75%, 2/28/2022(b)	3,000,000	2,958,516
1.88%, 2/28/2022	13,000,000	12,865,430
1.75%, 3/31/2022	20,500,000	20,210,117
1.88%, 4/30/2022	2,500,000	2,473,047
1.75%, 5/15/2022	4,000,000	3,941,406
1.75%, 5/31/2022	6,000,000	5,911,172
2.13%, 6/30/2022	11,500,000	11,460,918
2.00%, 7/31/2022(b)	10,500,000	10,421,250
1.88%, 8/31/2022	10,000,000	9,881,250
1.75%, 9/30/2022(b)	22,500,000	22,132,617
1.88%, 10/31/2022	6,000,000	5,925,703
2.00%, 10/31/2022	5,000,000	4,959,961
1.63%, 11/15/2022	1,300,000	1,272,680
2.00%, 11/30/2022	8,500,000	8,430,273
2.13%, 12/31/2022	15,500,000	15,436,426
1.75%, 1/31/2023	7,600,000	7,464,328
2.00%, 2/15/2023(b)	6,000,000	5,947,266
1.50%, 2/28/2023	7,000,000	6,807,500
2.63%, 2/28/2023	5,000,000	5,072,461
1.50%, 3/31/2023	8,500,000	8,260,273
2.75%, 4/30/2023	5,000,000	5,098,633
1.75%, 5/15/2023(b)	5,000,000	4,903,320
1.63%, 5/31/2023	2,000,000	1,951,094
2.75%, 8/31/2023(b)	14,000,000	14,299,687
1.38%, 9/30/2023	3,500,000	3,370,254
1.63%, 10/31/2023	10,000,000	9,732,422
2.75%, 11/15/2023	5,000,000	5,109,180
2.13%, 11/30/2023	12,500,000	12,432,129
2.25%, 12/31/2023	4,000,000	3,999,844
2.63%, 12/31/2023	8,000,000	8,135,937
2.50%, 1/31/2024	9,000,000	9,104,766
2.75%, 2/15/2024	2,500,000	2,557,324
2.50%, 5/15/2024	7,000,000	7,080,391

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

31

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

U.S. Treasury Obligations (continued)

	Principal Amount	Value
U.S. Treasury Notes (continued)
2.00%, 5/31/2024	$3,800,000	$3,752,797
2.13%, 7/31/2024	6,500,000	6,453,281
2.38%, 8/15/2024	24,353,000	24,475,716
2.13%, 9/30/2024(b)	4,000,000	3,968,750
2.25%, 11/15/2024	550,000	548,926
2.13%, 11/30/2024	3,800,000	3,768,234
2.00%, 2/15/2025	21,700,000	21,344,832
2.13%, 5/15/2025	8,300,000	8,213,434
2.00%, 8/15/2025	21,000,000	20,610,351
2.25%, 11/15/2025	8,500,000	8,461,484
1.63%, 2/15/2026	8,500,000	8,121,816
1.63%, 5/15/2026	3,000,000	2,861,602
1.50%, 8/15/2026	6,000,000	5,659,453
2.25%, 2/15/2027	11,200,000	11,113,813
2.38%, 5/15/2027	10,700,000	10,710,867
2.25%, 8/15/2027	10,000,000	9,904,297
2.25%, 11/15/2027	24,690,000	24,427,669
2.75%, 2/15/2028	11,000,000	11,313,672
2.88%, 8/15/2028	8,000,000	8,311,875
3.13%, 11/15/2028	4,000,000	4,242,969
2.63%, 2/15/2029(b)	3,000,000	3,055,078

Total U.S. Treasury Obligations (cost $870,403,633)		875,067,627

Repurchase Agreements 1.7%

	Principal Amount	Value
Bank of America NA 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $5,001,084, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $5,100,000. (g)	5,000,000	5,000,000
Deutsche Bank Securities, Inc. 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $7,041,923, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $7,140,001. (g)	7,000,000	7,000,000
ML Pierce Fenner & Smith, Inc. 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $14,172,181, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $14,452,493. (g)	14,169,110	14,169,110
NatWest Markets Securities, Inc. 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $6,002,882, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $6,121,283. (g)	6,000,000	6,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Pershing LLC 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $7,001,488, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $7,140,001. (g)	$7,000,000	$7,000,000

Total Repurchase Agreements (cost $39,169,110)		39,169,110

Total Investments (cost $2,273,630,181) — 100.3%		2,294,773,262
Liabilities in excess of other assets — (0.3)%		(7,666,519)

NET ASSETS — 100.0%		$2,287,106,743

(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(b)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $153,260,481, which was collateralized by cash used to purchase repurchase agreements with a total value of $39,169,110 and by $119,012,687, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 4/18/2019 – 11/15/2048, a total value of $158,181,797.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2019.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.
(e)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $9,526,000 which represents 0.42% of net assets.

(f)	Investment in affiliate.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $39,169,110.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

33

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

34

Statement of Investments

March 31, 2019 (Unaudited)

NVIT CardinalSM Aggressive Fund

Investment Companies 100.1%

	Shares	Value
Equity Funds 90.1%
Nationwide International Small Cap Fund, Class R6(a)	715,239	$6,623,109
NVIT Emerging Markets Fund, Class Y(a)	527,468	6,603,906
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,276,489	13,352,077
NVIT Multi-Manager International Value Fund, Class Y(a)	1,339,980	13,172,005
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	1,898,435	24,888,483
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	2,584,231	24,756,928
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	236,428	2,780,396
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	301,659	2,775,260
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	111,984	2,202,729
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	181,648	2,156,160

Total Equity Funds (cost $104,107,959)		99,311,053

Fixed Income Funds 10.0%
Nationwide Bond Fund, Class R6(a)	111,773	1,080,847
NVIT Core Bond Fund, Class Y(a)	410,283	4,422,852
NVIT Core Plus Bond Fund, Class Y(a)	490,299	5,520,770

Total Fixed Income Funds (cost $10,994,738)		11,024,469

Total Investment Companies (cost $115,102,697)		110,335,522

Total Investments (cost $115,102,697) — 100.1%		110,335,522
Liabilities in excess of other assets — (0.1)%		(60,344)

NET ASSETS — 100.0%		$110,275,178

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT CardinalSM Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

NVIT CardinalSM Balanced Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 49.7%
Nationwide International Small Cap Fund, Class R6(a)	5,412,352	$50,118,380
NVIT Emerging Markets Fund, Class Y(a)	4,224,299	52,888,220
NVIT Multi-Manager International Growth Fund, Class Y(a)	16,112,939	168,541,341
NVIT Multi-Manager International Value Fund, Class Y(a)	16,374,398	160,960,329
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	19,227,415	252,071,411
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	25,877,198	247,903,561
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	2,735,318	32,167,343
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	3,459,088	31,823,606
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,089,210	21,424,751
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,726,390	20,492,248

Total Equity Funds (cost $1,064,914,350)		1,038,391,190

Fixed Income Funds 50.3%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	3,235,141	32,222,001
Nationwide Bond Fund, Class R6(a)	7,728,033	74,730,082
NVIT Core Bond Fund, Class Y(a)	27,241,997	293,668,728
NVIT Core Plus Bond Fund, Class Y(a)	31,653,982	356,423,839
NVIT Short Term Bond Fund, Class Y(a)	28,417,644	292,985,913

Total Fixed Income Funds (cost $1,067,668,096)		1,050,030,563

Total Investment Companies (cost $2,132,582,446)		2,088,421,753

Total Investments (cost $2,132,582,446) — 100.0%		2,088,421,753
Liabilities in excess of other assets — 0.0%†		(707,323)

NET ASSETS — 100.0%		$2,087,714,430

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT CardinalSM Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 70.0%
Nationwide International Small Cap Fund, Class R6(a)	10,486,460	$97,104,622
NVIT Emerging Markets Fund, Class Y(a)	8,003,418	100,202,794
NVIT Multi-Manager International Growth Fund, Class Y(a)	21,502,523	224,916,386
NVIT Multi-Manager International Value Fund, Class Y(a)	22,008,593	216,344,470
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	36,976,582	484,762,990
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	50,105,214	480,007,950
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	3,267,916	38,430,689
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	4,164,360	38,312,116
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,320,545	25,975,129
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	2,116,460	25,122,376

Total Equity Funds (cost $1,736,343,718)		1,731,179,522

Fixed Income Funds 30.0%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	2,577,925	25,676,133
Nationwide Bond Fund, Class R6(a)	5,215,742	50,436,226
NVIT Core Bond Fund, Class Y(a)	22,901,119	246,874,065
NVIT Core Plus Bond Fund, Class Y(a)	26,339,033	296,577,509
NVIT Short Term Bond Fund, Class Y(a)	12,036,680	124,098,168

Total Fixed Income Funds (cost $756,602,209)		743,662,101

Total Investment Companies (cost $2,492,945,927)		2,474,841,623

Total Investments (cost $2,492,945,927) — 100.0%		2,474,841,623
Liabilities in excess of other assets — 0.0%†		(823,634)

NET ASSETS — 100.0%		$2,474,017,989

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

NVIT CardinalSM Conservative Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 20.0%
NVIT Emerging Markets Fund, Class Y(a)	510,980	$6,397,465
NVIT Multi-Manager International Growth Fund, Class Y(a)	2,137,792	22,361,308
NVIT Multi-Manager International Value Fund, Class Y(a)	2,259,066	22,206,621
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	2,679,816	35,132,382
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	3,667,263	35,132,382
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	272,508	3,204,697
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	348,296	3,204,319

Total Equity Funds (cost $129,819,043)		127,639,174

Fixed Income Funds 80.0%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	1,602,384	15,959,747
Nationwide Bond Fund, Class R6(a)	3,643,155	35,229,306
Nationwide Inflation-Protected Securities Fund, Class R6(a)	2,615,566	25,554,077
NVIT Core Bond Fund, Class Y(a)	10,071,063	108,566,059
NVIT Core Plus Bond Fund, Class Y(a)	12,477,242	140,493,744
NVIT Short Term Bond Fund, Class Y(a)	17,962,416	185,192,504

Total Fixed Income Funds (cost $521,452,209)		510,995,437

Total Investment Companies (cost $651,271,252)		638,634,611

Total Investments (cost $651,271,252) — 100.0%		638,634,611
Liabilities in excess of other assets — 0.0%†		(242,341)

NET ASSETS — 100.0%		$638,392,270

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.POI - Liab in Excess

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT CardinalSM Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Investment Companies 95.8%

	Shares	Value
Equity Funds 50.7%
Nationwide International Small Cap Fund, Class R6(a)	1,524,836	$14,119,979
NVIT Emerging Markets Fund, Class Y(a)	1,127,756	14,119,506
NVIT Multi-Manager International Growth Fund, Class Y(a)	4,442,490	46,468,443
NVIT Multi-Manager International Value Fund, Class Y(a)	4,391,732	43,170,730
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	5,360,717	70,278,995
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	7,034,015	67,385,866
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	790,954	9,301,619
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	920,673	8,470,195
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	312,303	6,143,004
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	469,981	5,578,669

Total Equity Funds (cost $297,201,609)		285,037,006

Fixed Income Funds 45.1%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	759,608	7,565,699
Nationwide Bond Fund, Class R6(a)	1,839,779	17,790,659
NVIT Core Bond Fund, Class Y(a)	6,615,556	71,315,693
NVIT Core Plus Bond Fund, Class Y(a)	7,702,423	86,729,279
NVIT Short Term Bond Fund, Class Y(a)	6,824,029	70,355,744

Total Fixed Income Funds (cost $257,277,401)		253,757,074

Total Investment Companies (cost $554,479,010)		538,794,080

Total Investments (cost $554,479,010) — 95.8%		538,794,080
Other assets in excess of liabilities — 4.2%		23,474,541

NET ASSETS — 100.0%		$562,268,621

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	296	6/2019	USD	27,622,720	465,247
Russell 2000 E-Mini Index	51	6/2019	USD	3,936,690	31,150
S&P 500 E-Mini Index	177	6/2019	USD	25,114,530	735,642
S&P Midcap 400 E-Mini Index	48	6/2019	USD	9,124,800	172,758

					1,404,797

At March 31, 2019, the Fund has $3,265,515 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,404,797

Total		$1,404,797

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2019 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Investment Companies 94.8%

	Shares	Value
Equity Funds 59.5%
Nationwide International Small Cap Fund, Class R6(a)	3,914,708	$36,250,195
NVIT Emerging Markets Fund, Class Y(a)	3,860,356	48,331,663
NVIT Multi-Manager International Growth Fund, Class Y(a)	9,504,578	99,417,884
NVIT Multi-Manager International Value Fund, Class Y(a)	9,394,955	92,352,404
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	15,293,563	200,498,614
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	20,067,313	192,244,857
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,692,631	19,905,345
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,969,794	18,122,102
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	668,412	13,147,658
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,005,756	11,938,321

Total Equity Funds (cost $770,273,290)		732,209,043

Fixed Income Funds 35.3%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	1,624,412	16,179,143
Nationwide Bond Fund, Class R6(a)	2,810,692	27,179,396
NVIT Core Bond Fund, Class Y(a)	12,127,628	130,735,829
NVIT Core Plus Bond Fund, Class Y(a)	14,535,534	163,670,112
NVIT Short Term Bond Fund, Class Y(a)	9,382,118	96,729,635

Total Fixed Income Funds (cost $439,969,942)		434,494,115

Total Investment Companies (cost $1,210,243,232)		1,166,703,158

Total Investments (cost $1,210,243,232) — 94.8%		1,166,703,158
Other assets in excess of liabilities — 5.2%		63,779,458

NET ASSETS — 100.0%		$1,230,482,616

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	994	6/2019	USD	92,760,080	1,215,028
Russell 2000 E-Mini Index	221	6/2019	USD	17,058,990	72,461
S&P 500 E-Mini Index	690	6/2019	USD	97,904,100	2,430,445
S&P Midcap 400 E-Mini Index	192	6/2019	USD	36,499,200	534,295

					4,252,229

At March 31, 2019, the Fund has $12,069,145 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT CardinalSM Managed Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT CardinalSM Managed Growth Fund

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$4,252,229

Total		$4,252,229

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2019 (Unaudited)

NVIT CardinalSM Moderate Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 59.9%
Nationwide International Small Cap Fund, Class R6(a)	7,804,820	$72,272,630
NVIT Emerging Markets Fund, Class Y(a)	7,968,863	99,770,162
NVIT Multi-Manager International Growth Fund, Class Y(a)	19,139,875	200,203,096
NVIT Multi-Manager International Value Fund, Class Y(a)	19,502,675	191,711,297
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	30,398,727	398,527,317
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	41,108,674	393,821,101
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	3,268,262	38,434,761
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	4,168,162	38,347,093
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,309,723	25,762,256
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	2,097,781	24,900,656

Total Equity Funds (cost $1,497,389,915)		1,483,750,369

Fixed Income Funds 40.1%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	3,843,316	38,279,423
Nationwide Bond Fund, Class R6(a)	6,561,924	63,453,803
NVIT Core Bond Fund, Class Y(a)	27,624,228	297,789,180
NVIT Core Plus Bond Fund, Class Y(a)	33,053,551	372,182,981
NVIT Short Term Bond Fund, Class Y(a)	21,700,374	223,730,861

Total Fixed Income Funds (cost $1,013,887,560)		995,436,248

Total Investment Companies (cost $2,511,277,475)		2,479,186,617

Total Investments (cost $2,511,277,475) — 100.0%		2,479,186,617
Liabilities in excess of other assets — 0.0%†		(826,454)

NET ASSETS — 100.0%		$2,478,360,163

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT CardinalSM Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 80.4%
Nationwide International Small Cap Fund, Class R6(a)	2,119,725	$19,628,655
NVIT Emerging Markets Fund, Class Y(a)	1,278,202	16,003,085
NVIT Multi-Manager International Growth Fund, Class Y(a)	4,188,997	43,816,908
NVIT Multi-Manager International Value Fund, Class Y(a)	4,334,718	42,610,277
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,486,434	85,037,144
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	8,760,675	83,927,264
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	532,282	6,259,638
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	675,363	6,213,343
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	315,686	6,209,538
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	500,011	5,935,127

Total Equity Funds (cost $323,889,904)		315,640,979

Fixed Income Funds 19.6%
Nationwide Bond Fund, Class R6(a)	819,896	7,928,393
NVIT Core Bond Fund, Class Y(a)	2,837,823	30,591,729
NVIT Core Plus Bond Fund, Class Y(a)	3,413,324	38,434,030

Total Fixed Income Funds (cost $77,911,969)		76,954,152

Total Investment Companies (cost $401,801,873)		392,595,131

Total Investments (cost $401,801,873) — 100.0%		392,595,131
Liabilities in excess of other assets — 0.0%†		(152,345)

NET ASSETS — 100.0%		$392,442,786

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 39.8%
Nationwide International Small Cap Fund, Class R6(a)	1,163,138	$10,770,658
NVIT Emerging Markets Fund, Class Y(a)	894,740	11,202,145
NVIT Multi-Manager International Growth Fund, Class Y(a)	4,312,553	45,109,308
NVIT Multi-Manager International Value Fund, Class Y(a)	4,458,186	43,823,973
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,559,405	85,993,805
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	8,881,195	85,081,844
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	323,244	3,801,349
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	415,336	3,821,090
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	192,283	3,782,203
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	310,573	3,686,496

Total Equity Funds (cost $307,360,437)		297,072,871

Fixed Income Funds 60.2%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	1,519,910	15,138,300
Nationwide Bond Fund, Class R6(a)	3,128,790	30,255,397
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,552,883	15,171,665
NVIT Core Bond Fund, Class Y(a)	10,419,555	112,322,799
NVIT Core Plus Bond Fund, Class Y(a)	11,965,124	134,727,296
NVIT Short Term Bond Fund, Class Y(a)	13,791,994	142,195,462

Total Fixed Income Funds (cost $458,400,487)		449,810,919

Total Investment Companies (cost $765,760,924)		746,883,790

Total Investments (cost $765,760,924) — 100.0%		746,883,790
Liabilities in excess of other assets — 0.0%†		(274,634)

NET ASSETS — 100.0%		$746,609,156

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 20.2%

	Principal Amount	Value
Airlines 2.0%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$9,612,916	$9,522,554
American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.95%, 2/15/2025	2,912,875	2,996,410
British Airways Pass-Through Trust, Series 2013-1, Class A, 4.63%, 6/20/2024(a)	7,501,539	7,821,855
Continental Airlines Pass-Through Trust, Series 2000-2, Class A-1, 7.71%, 4/2/2021	39,725	40,940
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	7,771,991	7,673,707

		28,055,466

Automobiles 3.0%
Credit Acceptance Auto Loan Trust Series 2016-3A, Class A, 2.15%, 4/15/2024(a)	2,198,570	2,193,542
Series 2017-1A, Class A, 2.56%, 10/15/2025(a)	7,111,038	7,100,022
Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	6,250,000	6,227,013
First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.27%, 7/15/2022(a)	6,900,000	6,859,342
Flagship Credit Auto Trust, Series 2016-1, Class A, 2.77%, 12/15/2020(a)	235,145	235,127
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/2022(a)	2,138,889	2,144,511
NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.69%, 10/15/2023(a)	1,666,667	1,696,179
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	13,000,000	13,138,033
United Auto Credit Securitization Trust, Series 2018-2, Class A, 2.89%, 3/10/2021(a)	3,101,513	3,101,583
Westlake Automobile Receivables Trust, Series 2018-3A, Class A1, 2.53%, 9/16/2019(a)	156,418	156,389

		42,851,741

Credit Card 1.1%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/2024	11,000,000	11,100,753
Discover Card Execution Note Trust, Series 2018-A5, Class A5, 3.32%, 3/15/2024	4,000,000	4,075,491

		15,176,244

Home Equity 0.7%
RASC Trust, Series 2005-KS12, Class M2, 2.95%, 1/25/2036(b)	10,000,000	9,923,622

Other 13.4%
American Homes 4 Rent Trust Series 2014-SFR3, Class A, 3.68%, 12/17/2036(a)	9,610,565	9,835,687
Series 2015-SFR1, Class A, 3.47%, 4/17/2052(a)	9,134,391	9,239,508
AMMC CLO 22 Ltd. Series 2018-22A, Class A, 3.80%, 4/25/2031(a)(b)	7,500,000	7,396,680
Series 2018-22A, Class B, 4.22%, 4/25/2031(a)(b)	5,000,000	4,872,535
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064(a)(b)	4,774,878	4,849,133
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.00%, 6/28/2054(a)(b)	5,701,626	5,791,551
CCG Receivables Trust Series 2018-2, Class A1, 2.47%, 8/14/2019(a)	1,070,579	1,070,152
Series 2018-2, Class A2, 3.09%, 12/15/2025(a)	7,500,000	7,522,234
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A2, 4.12%, 10/17/2030(a)(b)	6,500,000	6,515,152
CVS Pass-Through Trust, 6.94%, 1/10/2030	9,641,678	10,988,905
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 4.48%, 7/18/2030(a)(b)	8,000,000	7,946,376
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/2031(a)	2,300,000	2,299,606
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	4,956,617	4,996,724
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052(a)	813,663	822,347
HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040(a)	5,468,115	5,602,623
Series 2014-2A, Class A, 3.99%, 9/21/2040(a)	1,689,271	1,714,784
Invitation Homes Trust, Series 2018-SFR3, Class A, 3.48%, 7/17/2037(a)(b)	13,365,506	13,339,013
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 3.99%, 4/19/2030(a)(b)	6,000,000	5,976,852
Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2019-32A, Class A, 3.93%, 1/19/2032(a)(b)	1,000,000	999,466
Series 2019-32A, Class B, 4.45%, 1/19/2032(a)(b)	500,000	499,479
Newcastle Mortgage Securities Trust, Series 2006-1, Class M2, 2.86%, 3/25/2036(b)	12,000,000	11,944,962
NRZ Advance Receivables Trust, Series 2016-T5, Class AT5, 3.33%, 12/15/2051(a)	8,000,000	8,057,026
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T3, Class AT3, 2.83%, 10/16/2051(a)	20,000,000	19,887,504

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities (continued)

	Principal Amount	Value
Other (continued)
Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.00%, 6/25/2057(a)(c)	$721,440	$720,437
Ocwen Master Advance Receivables Trust Series 2018-T1, Class AT1, 3.30%, 8/15/2049(a)	3,200,000	3,200,640
Series 2016-T2, Class AT2, 2.72%, 8/16/2049(a)	8,150,000	8,134,189
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 3.73%, 1/25/2036(b)	1,764,000	1,763,358
Renew, Series 2018-1, Class A, 3.95%, 9/20/2053(a)	6,856,472	7,009,135
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 3.33%, 8/25/2034(b)	3,404,114	3,412,744
Thacher Park CLO Ltd., Series 2014-1A, Class BR, 4.31%, 10/20/2026(a)(b)	10,000,000	10,022,610
TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/2029(a)	1,147,243	1,138,931

		187,570,343

Total Asset-Backed Securities (cost $281,151,942)		283,577,416

Collateralized Mortgage Obligations 3.0%

	Principal Amount	Value
Chase Mortgage Finance Corp. Series 2016-SH1, Class M2, 3.75%, 4/25/2045(a)(b)	1,896,827	1,928,757
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(a)(b)	11,173,006	11,350,024
Citigroup Mortgage Loan Trust, Series 2015-A, Class A1, 3.50%, 6/25/2058(a)(b)	1,358,786	1,363,139
FHLMC REMICS Series 2653, Class C, 3.88%, 6/15/2023	480,398	480,364
Series 3665, Class KA, 3.00%, 5/15/2036	549,798	549,516
FNMA REMICS Series 2007-6, Class PA, 5.50%, 2/25/2037	164,848	172,647
Series 2010-122, Class TG, 3.00%, 4/25/2039	514,820	515,508
Series 2009-78, Class BM, 4.00%, 6/25/2039	568,444	582,261
GNMA REMICS Series 2010-37, Class ML, 4.50%, 12/20/2038	1,745,992	1,767,909
Series 2010-112, Class QM, 2.50%, 9/20/2039	855,118	853,233
New Residential Mortgage Loan Trust Series 2014-2A, Class A3, 3.75%, 5/25/2054(a)(b)	1,327,643	1,337,667
Series 2016-4A, Class A1, 3.75%, 11/25/2056(a)(b)	2,292,982	2,316,563
Series 2017-1A, Class A1, 4.00%, 2/25/2057(a)(b)	2,294,443	2,335,105
Series 2018-5A, Class A1, 4.75%, 12/25/2057(a)(b)	7,446,955	7,720,496
Series 2018-2A, Class A1, 4.50%, 2/25/2058(a)(b)	2,887,825	2,970,900
RCO Trust, Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(b)	3,161,957	3,113,133
Sequoia Mortgage Trust, Series 2018-CH4, Class A10, 4.50%, 10/25/2048(a)(b)	2,608,897	2,671,023

Total Collateralized Mortgage Obligations (cost $42,086,354)		42,028,245

Commercial Mortgage-Backed Securities 6.1%

	Principal Amount	Value
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029(a)	5,000,000	4,998,021
BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/2052	3,900,000	4,016,681
BB-UBS Trust, Series 2012-SHOW, Class B, 3.88%, 11/5/2036(a)	5,000,000	5,097,478
BENCHMARK Mortgage Trust Series 2019-B10, Class A4, 3.72%, 3/15/2062	2,200,000	2,286,281
Series 2019-B10, Class AM, 3.98%, 3/15/2062	1,400,000	1,450,550
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/2031(a)(b)	7,388,000	7,345,360
COMM Mortgage Trust, Series 2014-TWC, Class B, 4.10%, 2/13/2032(a)(b)	10,000,000	9,999,999
CSMC Trust, Series 2015-GLPA, Class A, 3.88%, 11/15/2037(a)	9,649,104	10,099,186
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/2046(a)	2,250,000	2,312,935
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class 300B, 4.00%, 8/15/2031	10,500,000	10,890,847
Morgan Stanley Capital I Trust Series 2014-CPT, Class AM, 3.40%, 7/13/2029(a)(b)	3,500,000	3,528,963
Series 2014-CPT, Class C, 3.45%, 7/13/2029(a)(b)	11,000,000	11,055,839
Series 2011-C1, Class A4, 5.03%, 9/15/2047(a)(b)	2,706,939	2,774,480
UBS Commercial Mortgage Trust Series 2018-C10, Class A4, 4.31%, 5/15/2051	1,490,000	1,608,462
Series 2019-C16, Class A4, 3.60%, 4/15/2052	3,050,000	3,141,477

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Bond Fund

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.62%, 9/15/2057	$5,000,000	$5,134,100

Total Commercial Mortgage-Backed Securities (cost $85,939,165)		85,740,659

Corporate Bonds 37.8%

	Principal Amount	Value
Aerospace & Defense 1.1%
Huntington Ingalls Industries, Inc., 3.48%, 12/1/2027	3,750,000	3,667,125
Lockheed Martin Corp., 3.55%, 1/15/2026(d)	5,250,000	5,418,388
United Technologies Corp., 4.13%, 11/16/2028	4,000,000	4,155,665
4.15%, 5/15/2045	3,000,000	2,918,969

		16,160,147

Banks 3.8%
Bank of America Corp., 4.20%, 8/26/2024	5,000,000	5,174,862
Series L, 3.95%, 4/21/2025	3,500,000	3,560,076
4.25%, 10/22/2026	3,000,000	3,082,028
Series L, 4.18%, 11/25/2027	4,000,000	4,061,963
Citigroup, Inc., 4.45%, 9/29/2027	5,000,000	5,137,179
Citizens Financial Group, Inc., 4.35%, 8/1/2025(d)	6,200,000	6,341,632
Cooperatieve Rabobank UA, 4.63%, 12/1/2023(d)	5,000,000	5,222,916
HSBC Holdings plc, 4.38%, 11/23/2026	3,500,000	3,585,163
ING Groep NV, 3.95%, 3/29/2027	5,000,000	5,018,988
JPMorgan Chase & Co., Series I, (ICE LIBOR USD 3 Month + 3.47%), 6.22%, 4/30/2019(e)(f)	716,000	719,580
3.88%, 9/10/2024(d)	3,000,000	3,075,688
4.95%, 6/1/2045	1,500,000	1,659,891
UBS Group Funding Switzerland AG, 2.65%, 2/1/2022(a)	5,000,000	4,955,182
4.13%, 4/15/2026(a)(d)	2,000,000	2,068,186

		53,663,334

Beverages 0.7%
Anheuser-Busch Cos. LLC, 3.65%, 2/1/2026(a)	5,000,000	5,014,766
4.90%, 2/1/2046(a)	2,000,000	2,008,769
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/2028	3,000,000	3,050,550

		10,074,085

Biotechnology 0.2%
Gilead Sciences, Inc., 4.80%, 4/1/2044	3,000,000	3,150,940

Capital Markets 1.7%
Credit Suisse Group AG, (ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(f)	3,000,000	2,940,511
FMR LLC, 6.50%, 12/14/2040(a)	3,000,000	3,919,528
5.15%, 2/1/2043(a)	1,000,000	1,127,398
Morgan Stanley, 5.75%, 1/25/2021	2,000,000	2,100,336
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(f)	5,000,000	4,962,204
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(f)	5,000,000	5,018,187
S&P Global, Inc., 4.50%, 5/15/2048(d)	3,100,000	3,362,200

		23,430,364

Chemicals 0.6%
CF Industries, Inc., 7.13%, 5/1/2020	2,346,000	2,448,637
Cytec Industries, Inc., 3.95%, 5/1/2025	5,750,000	5,625,139

		8,073,776

Consumer Finance 1.0%
Navient Solutions LLC, 0.00%, 10/3/2022(g)	14,956,000	13,538,807

Containers & Packaging 0.2%
Ball Corp., 4.88%, 3/15/2026(d)	2,250,000	2,317,500

Diversified Financial Services 1.6%
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	10,713,000	10,580,264
HERO Funding Trust, Series 2015-3, Class A, 4.28%, 9/20/2041	2,351,833	2,400,234
Shell International Finance BV, 4.38%, 5/11/2045	3,000,000	3,276,934
Siemens Financieringsmaatschappij NV, 3.25%, 5/27/2025(a)	6,000,000	6,059,626

		22,317,058

Diversified Telecommunication Services 2.2%
AT&T, Inc., 3.40%, 5/15/2025(d)	1,500,000	1,484,275
4.10%, 2/15/2028(d)	1,000,000	1,011,032
4.30%, 2/15/2030	11,522,000	11,654,252
CCO Holdings LLC, 5.75%, 2/15/2026(a)	1,800,000	1,883,250
5.13%, 5/1/2027(a)	5,000,000	5,031,250
Verizon Communications, Inc., 3.38%, 2/15/2025	661,000	668,784
4.02%, 12/3/2029(a)	8,445,000	8,687,970

		30,420,813

Electric Utilities 2.8%
Alliant Energy Finance LLC, 4.25%, 6/15/2028(a)	5,000,000	5,112,012
Entergy Arkansas LLC, 3.50%, 4/1/2026	6,505,000	6,625,313
4.00%, 6/1/2028	3,750,000	3,889,344
Eversource Energy, Series O, 4.25%, 4/1/2029(d)	1,000,000	1,062,157
Indiana Michigan Power Co., 3.85%, 5/15/2028	9,000,000	9,389,305

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Electric Utilities (continued)
ITC Holdings Corp., 3.65%, 6/15/2024	$7,000,000	$7,045,471
Jersey Central Power & Light Co., 4.30%, 1/15/2026(a)	2,000,000	2,082,059
Metropolitan Edison Co., 4.30%, 1/15/2029(a)	2,500,000	2,616,537
Public Service Co. of Colorado, 2.90%, 5/15/2025	2,000,000	1,977,629

		39,799,827

Energy Equipment & Services 0.9%
Helmerich & Payne, Inc., 4.65%, 3/15/2025	1,200,000	1,252,496
Rowan Cos., Inc., 4.88%, 6/1/2022(d)	2,830,000	2,635,438
4.75%, 1/15/2024(d)	5,000,000	4,056,250
Schlumberger Holdings Corp., 4.00%, 12/21/2025(a)	5,000,000	5,154,786

		13,098,970

Entertainment 0.3%
Walt Disney Co. (The), 3.70%, 10/15/2025(a)	4,500,000	4,667,940

Equity Real Estate Investment Trusts (REITs) 2.6%
Corporate Office Properties LP, 3.70%, 6/15/2021	12,500,000	12,472,859
Kite Realty Group LP, 4.00%, 10/1/2026	3,750,000	3,507,925
Liberty Property LP, 3.38%, 6/15/2023	1,000,000	1,007,044
3.75%, 4/1/2025	9,000,000	9,077,341
Piedmont Operating Partnership LP, 4.45%, 3/15/2024	10,000,000	10,254,450

		36,319,619

Food & Staples Retailing 0.4%
CVS Pass-Through Trust, 6.04%, 12/10/2028	5,485,609	5,983,324

Food Products 0.3%
Grupo Bimbo SAB de CV, 3.88%, 6/27/2024(a)	4,000,000	4,081,097

Health Care Equipment & Supplies 0.2%
Boston Scientific Corp., 4.70%, 3/1/2049	2,250,000	2,389,443

Health Care Providers & Services 0.8%
CVS Health Corp., 4.30%, 3/25/2028	1,750,000	1,773,190
Dignity Health, 3.13%, 11/1/2022(d)	6,000,000	6,014,508
3.81%, 11/1/2024	4,000,000	4,104,401

		11,892,099

Household Durables 0.6%
Newell Brands, Inc., 3.85%, 4/1/2023	4,000,000	3,955,334
4.20%, 4/1/2026	4,000,000	3,817,696

		7,773,030

Independent Power and Renewable Electricity Producers 0.4%
Exelon Generation Co. LLC, 4.25%, 6/15/2022	5,000,000	5,186,603

Industrial Conglomerates 0.4%
General Electric Co., 6.00%, 8/7/2019	573,000	578,456
5.30%, 2/11/2021(d)	1,718,000	1,778,092
4.65%, 10/17/2021	1,432,000	1,484,071
5.40%, 5/15/2022	1,125,000	1,177,655

		5,018,274

Insurance 2.0%
MassMutual Global Funding II, 3.60%, 4/9/2024(a)	3,000,000	3,078,618
3.40%, 3/8/2026(a)	5,000,000	5,080,322
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(a)	7,500,000	7,637,372
Nuveen Finance LLC, 4.13%, 11/1/2024(a)	11,650,000	12,244,460

		28,040,772

Media 1.1%
Charter Communications Operating LLC, 4.91%, 7/23/2025	5,000,000	5,275,888
Comcast Corp., 3.38%, 8/15/2025	5,500,000	5,572,018
4.70%, 10/15/2048	4,000,000	4,336,429

		15,184,335

Metals & Mining 0.1%
Glencore Finance Canada Ltd., 4.95%, 11/15/2021(a)	2,000,000	2,079,060

Multi-Utilities 2.5%
Ameren Corp., 3.65%, 2/15/2026	4,900,000	4,936,100
Ameren Illinois Co., 3.25%, 3/1/2025	5,500,000	5,581,546
Black Hills Corp., 3.95%, 1/15/2026	6,890,000	6,999,076
3.15%, 1/15/2027(d)	2,000,000	1,906,816
Dominion Energy, Inc., Series A, 4.60%, 3/15/2049	3,500,000	3,628,049
DTE Energy Co., Series B, 3.30%, 6/15/2022	4,000,000	4,033,396
Southern Co. Gas Capital Corp., 3.88%, 11/15/2025	7,000,000	7,078,688
3.25%, 6/15/2026	1,250,000	1,219,197

		35,382,868

Oil, Gas & Consumable Fuels 4.9%
Anadarko Petroleum Corp., 6.60%, 3/15/2046	2,000,000	2,431,598
BP Capital Markets America, Inc., 3.94%, 9/21/2028	5,000,000	5,238,399

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc., 4.50%, 4/15/2023	$5,396,875	$5,586,746
3.80%, 6/1/2024	4,000,000	4,026,160
Enbridge Energy Partners LP, 7.38%, 10/15/2045	1,575,000	2,180,070
Energy Transfer Operating LP, 4.20%, 4/15/2027	4,000,000	4,015,411
5.50%, 6/1/2027(d)	4,000,000	4,333,731
6.50%, 2/1/2042	2,000,000	2,221,725
Kinder Morgan, Inc., 4.30%, 3/1/2028(d)	3,750,000	3,873,742
5.55%, 6/1/2045	1,500,000	1,635,943
Marathon Oil Corp., 6.60%, 10/1/2037	2,500,000	2,944,520
MPLX LP, 4.88%, 6/1/2025(d)	1,500,000	1,596,627
4.00%, 3/15/2028	5,500,000	5,465,799
Noble Energy, Inc., 3.85%, 1/15/2028(d)	5,250,000	5,171,329
Petroleos Mexicanos, 3.50%, 1/30/2023(d)	5,000,000	4,775,500
6.35%, 2/12/2048	1,855,000	1,635,461
Sabine Pass Liquefaction LLC, 5.63%, 3/1/2025	1,500,000	1,648,498
5.88%, 6/30/2026	2,000,000	2,224,565
4.20%, 3/15/2028	1,750,000	1,762,296
Spectra Energy Partners LP, 4.60%, 6/15/2021(d)	2,700,000	2,773,574
Williams Cos., Inc. (The), 5.75%, 6/24/2044	3,000,000	3,299,763

		68,841,457

Pharmaceuticals 1.5%
Allergan Finance LLC, 3.25%, 10/1/2022	7,000,000	7,000,037
Allergan Funding SCS, 3.85%, 6/15/2024	1,500,000	1,518,590
3.80%, 3/15/2025	1,000,000	1,013,036
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026(d)	6,000,000	5,802,042
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/2023	4,000,000	3,568,575
3.15%, 10/1/2026	3,500,000	2,859,460

		21,761,740

Road & Rail 0.2%
Union Pacific Corp., 4.50%, 9/10/2048	3,000,000	3,184,106

Semiconductors & Semiconductor Equipment 0.6%
QUALCOMM, Inc., 2.60%, 1/30/2023	8,000,000	7,906,249

Software 0.8%
Microsoft Corp., 3.30%, 2/6/2027(d)	5,500,000	5,646,421
Oracle Corp., 2.40%, 9/15/2023(d)	5,000,000	4,925,698

		10,572,119

Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc., 3.00%, 2/9/2024(d)	5,250,000	5,321,534
2.45%, 8/4/2026	4,000,000	3,864,435

		9,185,969

Thrifts & Mortgage Finance 0.4%
BPCE SA, 4.00%, 9/12/2023(a)	3,000,000	3,043,776
5.70%, 10/22/2023(a)(d)	3,000,000	3,196,656

		6,240,432

Trading Companies & Distributors 0.2%
GATX Corp., 4.70%, 4/1/2029	3,000,000	3,125,342

Total Corporate Bonds (cost $523,273,232)		530,861,499

Loan Participations 0.7%

	Principal Amount	Value
Electrical Equipment 0.1%
Sensata Technologies BV, Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 4.25%, 10/14/2021(f)	1,840,055	1,843,662

IT Services 0.1%
First Data Corp., 1st Lien New Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.49%, 7/8/2022(f)	1,915,884	1,911,056

Software 0.4%
TIBCO Software, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 12/4/2020(f)	4,801,750	4,777,741

Specialty Retail 0.1%
PetSmart Inc., 1st Lien Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.49%, 3/11/2022 (f)	1,925,000	1,724,088

Total Loan Participation (cost $10,409,964)		10,256,547

Mortgage-Backed Securities 17.1%

	Principal Amount	Value
FNMA Pool
Pool# 464279 4.30%, 7/1/2021	1,015,035	1,023,758
Pool# 464969 6.34%, 4/1/2028	2,388,605	2,823,549
Pool# 468516 5.17%, 6/1/2028	890,725	976,938
Pool# AM7073 6.41%, 1/1/2030	1,515,368	1,850,996
Pool# 468127 5.70%, 5/1/2041	1,181,283	1,343,195
Pool# AR9398 3.50%, 6/1/2043	2,166,206	2,211,528
Pool# AN0360 3.95%, 12/1/2045	10,000,000	10,589,495

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# BC0180 4.00%, 1/1/2046	$8,153,083	$8,430,859
Pool# AS7908 3.00%, 9/1/2046	29,670,311	29,579,918
Pool# BC9003 3.00%, 11/1/2046	43,365,418	43,233,302
Pool# AS8483 3.00%, 12/1/2046	7,246,641	7,224,563
Pool# MA2863 3.00%, 1/1/2047	21,702,604	21,636,486
Pool# AS8784 3.00%, 2/1/2047	7,111,957	7,089,187
Pool# BE7557 3.50%, 2/1/2047	13,337,949	13,554,451
Pool# BM2003 4.00%, 10/1/2047	20,593,200	21,258,907
Pool# BJ3716 3.50%, 12/1/2047	9,328,842	9,472,606
Pool# MA3210 3.50%, 12/1/2047	4,618,006	4,689,201
Pool# BM3355 3.50%, 2/1/2048	7,369,769	7,484,066
Pool# CA1532 3.50%, 4/1/2048	19,928,542	20,235,589
Pool# CA2208 4.50%, 8/1/2048	6,635,347	6,938,669
Pool# CA2469 4.00%, 10/1/2048	17,533,666	18,087,270

Total Mortgage-Backed Securities (cost $240,872,443)		239,734,533

Municipal Bonds 1.2%

	Principal Amount	Value
California 0.4%
Northern California Power Agency, RB, Series B, 7.31%, 6/1/2040	3,885,000	5,247,508

District of Columbia 0.8%
Metropolitan Washington Airports Authority, RB Series D, 7.46%, 10/1/2046	6,000,000	9,052,380
Series D, 8.00%, 10/1/2047	2,000,000	2,951,500

		12,003,880

Total Municipal Bonds (cost $14,337,828)		17,251,388

Purchased Option 0.0%†

	Number of Contracts	Value
Put Options 0.0%†
Future Interest Rate Options 0.0%†
U.S. Treasury 30 Year Bond 4/26/19 at USD 144.00, American Style Notional Amount: USD 80,000,000 Exchange Traded*	800	37,500

Total Purchased Option (cost $327,040)		37,500

U.S. Government Agency Securities 1.5%

	Principal Amount	Value
FHLB, 5.00%, 3/12/2021	$5,000,000	5,249,794
Tennessee Valley Authority, 5.88%, 4/1/2036	11,793,000	15,801,302

Total U.S. Government Agency Securities (cost $19,361,100)		21,051,096

U.S. Treasury Obligations 12.5%

	Principal Amount	Value
U.S. Treasury Bonds, 7.13%, 2/15/2023(d)	1,000,000	1,179,766
U.S. Treasury Inflation Linked Notes, 0.63%, 1/15/2026(h)	75,000,000	80,338,605
U.S. Treasury Notes 1.38%, 3/31/2020(d)	3,000,000	2,969,414
1.63%, 6/30/2020(i)	10,000,000	9,904,687
2.50%, 12/31/2020	14,000,000	14,042,109
2.50%, 1/31/2021	19,000,000	19,065,313
2.38%, 3/15/2021	8,000,000	8,013,438
2.63%, 5/15/2021	4,500,000	4,531,465
2.00%, 8/31/2021	3,000,000	2,981,133
2.63%, 2/28/2023	5,000,000	5,072,461
2.50%, 3/31/2023	12,700,000	12,827,992
2.75%, 2/28/2025	13,500,000	13,841,191

Total U.S. Treasury Obligations (cost $170,376,777)		174,767,574

Repurchase Agreements 1.4%

	Principal Amount	Value
Bank of America NA 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $2,000,434, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $2,040,000.(j)	2,000,000	2,000,000
Deutsche Bank Securities, Inc. 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $2,011,978, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $2,040,000.(j)(k)	2,000,000	2,000,000
ML Pierce Fenner & Smith, Inc. 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $9,613,766, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $9,803,916.(j)	9,611,683	9,611,683

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Bond Fund

Repurchase Agreements (continued)

	Principal Amount	Value
NatWest Markets Securities, Inc. 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $2,000,961, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $2,040,428.(j)	$2,000,000	$2,000,000
Pershing LLC 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $3,800,808, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $3,876,000.(j)	3,800,000	3,800,000

Total Repurchase Agreements (cost $19,411,683)		19,411,683

Total Investments (cost $1,407,547,528) — 101.5%		1,424,718,140
Liabilities in excess of other assets — (1.5)%		(20,660,827)

NET ASSETS — 100.0%		$1,404,057,313

*	Denotes a non-income producing security.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $417,746,723 which represents 29.75% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2019.
(d)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $42,371,267, which was collateralized by cash used to purchase repurchase agreements with a total value of $19,411,683 and by $24,432,181, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 4/18/2019 – 11/15/2048, a total value of $43,843,864.

(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date reflects the next call date.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.
(g)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(h)	Principal amounts are not adjusted for inflation.
(i)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(j)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $19,411,683.
(k)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.
†	Amount rounds to less than 0.1%.

CLO	Collateralized Loan Obligations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Bond Fund

Futures contracts outstanding as of March 31, 2019:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	619	6/2019	USD	76,891,406	48,043
U.S. Treasury 2 Year Note	1,741	6/2019	USD	370,996,219	1,369,970
U.S. Treasury Long Bond	1,033	6/2019	USD	154,594,906	3,730,697

					5,148,710

Short Contracts
U.S. Treasury 5 Year Note	(3,456)	6/2019	USD	(400,302,000)	(3,518,294)

					(3,518,294)

					1,630,416

At March 31, 2019, the Fund had $2,572,950 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

Written Put Options Contracts as of March 31, 2019:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 30 Year Bond	Exchange Traded	800	USD 80,000,000	USD 142.00	4/26/2019	(25,000)

Total Written Options Contracts (Premiums Paid ($110,460))						(25,000)

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$283,577,416	$—	$283,577,416
Collateralized Mortgage Obligations	—	42,028,245	—	42,028,245
Commercial Mortgage-Backed Securities	—	85,740,659	—	85,740,659
Corporate Bonds	—	530,861,499	—	530,861,499
Futures Contracts	5,148,710	—	—	5,148,710
Loan Participations	—	10,256,547	—	10,256,547
Mortgage-Backed Securities	—	239,734,533	—	239,734,533
Municipal Bonds	—	17,251,388	—	17,251,388
Purchased Option	37,500	—	—	37,500
Repurchase Agreements	—	19,411,683	—	19,411,683
U.S. Government Agency Securities	—	21,051,096	—	21,051,096
U.S. Treasury Obligations	—	174,767,574	—	174,767,574

Total Assets	$5,186,210	$1,424,680,640	$—	$1,429,866,850

Liabilities:
Futures Contracts	$(3,518,294)	$—	$—	$(3,518,294)
Written Option	(25,000)	—	—	(25,000)

Total Liabilities	$(3,543,294)	$—	$—	$(3,543,294)

Total	$1,642,916	$1,424,680,640	$—	$1,426,323,556

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Bond Fund

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

Options

The Fund purchased put options on futures contracts. Such option investments are utilized to hedge against increases in interest rates.

Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts.

When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”), guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Bond Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Purchased Options
Interest rate risk	Investment securities, at value	$37,500

Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	5,148,710

Total		$5,186,210

Liabilities:
Written Options
Interest rate risk	Written options, at value	$(25,000)

Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(3,518,294)

Total		$(3,543,294)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 6.1%

	Principal Amount	Value
Automobiles 1.0%
GM Financial Automobile Leasing Trust, Series 2019-1, Class A2A, 2.91%, 4/20/2021	$8,967,000	$8,977,695
Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A2, 2.92%, 7/15/2021(a)	8,200,000	8,212,569

		17,190,264

Credit Card 3.6%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/2024	6,535,000	6,594,857
Chase Issuance Trust Series 2016-A2, Class A, 1.37%, 6/15/2021	16,410,000	16,366,876
Series 2012-A4, Class A4, 1.58%, 8/15/2021	17,780,000	17,711,473
Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, 1/20/2023	18,890,000	18,862,679

		59,535,885

Home Equity 0.2%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 2.69%, 1/25/2036(b)	720,591	716,476
RASC Trust, Series 2005-KS9, Class M5, 3.12%, 10/25/2035(b)	1,680,000	1,689,050
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-NC1, Class A4, 2.64%, 5/25/2036(b)	436,961	435,609
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 2A1, 2.79%, 4/25/2034(b)	478,950	471,158

		3,312,293

Other 1.0%
AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/2023(a)	5,010,000	5,163,083
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH1, Class M2, 3.04%, 1/25/2036(b)	153,340	153,382
Series 2006-WFH4, Class M1, 2.77%, 11/25/2036(b)	4,968,000	4,927,179
JP Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1, 2.59%, 3/25/2047(b)	841,334	580,818
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 2.75%, 4/25/2035(b)	2,063,947	2,057,707
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-AM1, Class A4, 2.65%, 4/25/2036(b)	150,583	150,289
Verizon Owner Trust, Series 2016-2A, Class A, 1.68%, 5/20/2021(a)	4,089,436	4,074,684

		17,107,142

Student Loan 0.3%
Navient Student Loan Trust Series 2017-3A, Class A1, 2.79%, 7/26/2066(a)(b)	1,513,993	1,513,762
Series 2017-4A, Class A1, 2.73%, 9/27/2066(a)(b)	2,645,051	2,642,916
Series 2018-2A, Class A1, 2.73%, 3/25/2067(a)(b)	846,427	846,297

		5,002,975

Total Asset-Backed Securities (cost $100,893,763)		102,148,559

Collateralized Mortgage Obligations 7.4%

	Principal Amount	Value
FHLMC REMICS Series 4073, Class SB, IO, 3.52%, 7/15/2042(b)	9,436,266	1,590,194
Series 4122, Class , IO, 4.00%, 10/15/2042	10,339,736	1,989,096
Series 4159, Class KS, IO, 3.67%, 1/15/2043(b)	4,653,095	885,556
Series 4459, Class IB, IO, 4.00%, 8/15/2043	8,782,447	1,461,187
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA2, Class M2, 5.94%, 10/25/2029(b)	10,600,000	11,455,098
Series 2017-HQA2, Class M2, 5.14%, 12/25/2029(b)	3,100,000	3,184,038
Series 2017-DNA3, Class M2, 4.99%, 3/25/2030(b)	7,210,000	7,383,437
Series 2017-HQA3, Class M2, 4.84%, 4/25/2030(b)	15,424,000	15,645,638
Series 2018-DNA1, Class M2, 4.29%, 7/25/2030(b)	6,030,000	5,886,595
Series 2018-HQA1, Class M2, 4.79%, 9/25/2030(b)	9,910,000	9,919,309
FNMA Series 2016-C07, Class 2M2, 6.84%, 5/25/2029(b)	8,750,000	9,580,488
Series 2017-C03, Class 1M2, 5.49%, 10/25/2029(b)	5,570,000	5,877,638
Series 2017-C04, Class 2M2, 5.34%, 11/25/2029(b)	4,525,000	4,691,353
Series 2017-C05, Class 1M2, 4.69%, 1/25/2030(b)	6,325,000	6,402,267
Series 2017-C06, Class 2M2, 5.29%, 2/25/2030(b)	3,720,000	3,844,309
Series 2017-C07, Class 2M2, 4.99%, 5/25/2030(b)	7,160,000	7,271,778
Series 2018-C01, Class 1M2, 4.74%, 7/25/2030(b)	11,740,000	11,806,644
Series 2018-C02, Class 2M2, 4.69%, 8/25/2030(b)	6,670,000	6,650,414
FNMA REMICS Series 2012-114, Class HS, IO, 3.66%, 3/25/2040(b)	11,063,144	877,912
Series 2012-149, Class LI, IO, 4.00%, 1/25/2043	8,737,855	1,670,631
Permanent Master Issuer plc, Series 2018-1A, Class 1A1, 3.17%, 7/15/2058(a)(b)	1,500,000	1,497,089
Verus Securitization Trust, Series 2019-INV1, Class A1, 3.40%, 12/25/2059(a)(b)	4,230,000	4,228,619

Total Collateralized Mortgage Obligations (cost $123,143,033)		123,799,290

Commercial Mortgage-Backed Securities 10.5%

	Principal Amount	Value
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 8/15/2050	3,350,000	3,411,016
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B, 3.73%, 4/10/2046(b)	4,100,000	4,130,588
Series 2013-GC17, Class B, 5.10%, 11/10/2046(b)	1,465,000	1,565,728
Series 2014-GC23, Class AAB, 3.34%, 7/10/2047	7,490,000	7,609,011
Series 2014-GC23, Class B, 4.17%, 7/10/2047(b)	2,915,000	3,004,540
Series 2016-GC36, Class A5, 3.62%, 2/10/2049	2,340,000	2,415,610

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value
Citigroup Commercial Mortgage Trust (continued)
Series 2017-C4, Class A1, 2.12%, 10/12/2050	$3,377,436	$3,334,880
Series 2017-C4, Class A4, 3.47%, 10/12/2050	3,771,000	3,849,906
Series 2018-C6, Class A1, 3.30%, 11/10/2051	4,937,335	4,994,304
COMM Mortgage Trust Series 2013-LC6, Class XB, IO, 0.33%, 1/10/2046(a)(b)	30,500,000	389,726
Series 2013-CR6, Class XB, IO, 0.54%, 3/10/2046(b)	33,000,000	642,833
Series 2014-UBS2, Class ASB, 3.47%, 3/10/2047	5,590,291	5,680,384
Series 2014-CR16, Class XA, IO, 1.08%, 4/10/2047(b)	36,976,084	1,475,424
Series 2014-CR17, Class XA, IO, 1.05%, 5/10/2047(b)	30,305,645	1,161,779
Series 2014-UBS3, Class XA, IO, 1.25%, 6/10/2047(b)	26,009,845	1,057,433
Series 2014-UBS6, Class XA, IO, 0.94%, 12/10/2047(b)	19,247,695	742,105
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	2,025,000	2,081,049
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	2,160,000	2,235,435
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	3,075,000	3,191,721
Series 2017-COR2, Class A1, 2.11%, 9/10/2050	2,269,560	2,245,114
CSAIL Commercial Mortgage Trust Series 2015-C3, Class B, 4.11%, 8/15/2048(b)	3,551,688	3,618,158
Series 2016-C7, Class A5, 3.50%, 11/15/2049	1,800,000	1,836,379
Series 2019-C15, Class A4, 4.05%, 3/15/2052	1,921,000	2,031,152
Series 2015-C2, Class XA, IO, 0.79%, 6/15/2057(b)	37,592,946	1,381,928
GS Mortgage Securities Corp. II, Series 2015-GC30, Class XA, IO, 0.85%, 5/10/2050(b)	47,057,502	1,646,674
GS Mortgage Securities Trust Series 2012-GCJ7, Class B, 4.74%, 5/10/2045	4,325,000	4,466,299
Series 2012-GCJ9, Class B, 3.75%, 11/10/2045(a)	3,330,000	3,344,940
Series 2014-GC18, Class XA, IO, 1.03%, 1/10/2047(b)	54,916,716	2,232,090
Series 2014-GC26, Class XA, IO, 1.01%, 11/10/2047(b)	33,370,060	1,465,206
Series 2015-GC32, Class A4, 3.76%, 7/10/2048	2,250,000	2,342,030
Series 2015-GC34, Class AAB, 3.28%, 10/10/2048	2,605,000	2,647,810
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	3,355,000	3,438,995
Series 2019-GC38, Class A4, 3.97%, 2/10/2052	3,200,000	3,385,368
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11, Class B, 3.50%, 4/15/2046	3,375,000	3,370,413
Series 2011-C5, Class B, 5.38%, 8/15/2046(a)(b)	2,790,000	2,914,499
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/2048	2,950,000	3,069,633
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1, 2.08%, 10/15/2050	3,419,310	3,377,065
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AAB, 2.66%, 5/15/2046	4,984,046	4,966,925
Series 2014-C16, Class XA, IO, 1.10%, 6/15/2047(b)	31,185,648	1,130,567
Series 2015-C24, Class A4, 3.73%, 5/15/2048	4,795,000	4,974,460
Series 2017-C34, Class A1, 2.11%, 11/15/2052	4,799,577	4,750,710
Morgan Stanley Capital I Trust Series 2015-MS1, Class A4, 3.78%, 5/15/2048(b)	4,550,000	4,734,056
Series 2019-L2, Class A4, 4.07%, 3/15/2052	2,930,000	3,116,663
UBS Commercial Mortgage Trust Series 2017-C2, Class A4, 3.49%, 8/15/2050	2,700,000	2,747,031
Series 2017-C4, Class A1, 2.13%, 10/15/2050	3,059,167	3,027,549
Series 2017-C4, Class A4, 3.56%, 10/15/2050	3,500,000	3,577,783
Series 2018-C15, Class A1, 3.32%, 12/15/2051	6,295,359	6,359,374
Series 2018-C14, Class A1, 3.38%, 12/15/2051	6,735,585	6,843,389
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class ASB, 2.79%, 4/10/2046	3,714,987	3,718,342
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class B, 4.14%, 10/15/2045	3,110,000	3,175,854
Series 2015-C28, Class A4, 3.54%, 5/15/2048	3,795,000	3,883,370
Series 2015-C29, Class A4, 3.64%, 6/15/2048	2,890,000	2,971,914
Series 2016-LC24, Class A4, 2.94%, 10/15/2049	1,500,000	1,473,618
Series 2016-NXS6, Class A4, 2.92%, 11/15/2049	4,700,000	4,614,343
Series 2017-C39, Class A5, 3.42%, 9/15/2050	2,713,000	2,748,754
Series 2017-C40, Class A1, 2.11%, 10/15/2050	2,169,550	2,148,711
Series 2016-LC25, Class A4, 3.64%, 12/15/2059	2,225,000	2,286,247
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, IO, 1.24%, 3/15/2047(b)	21,523,116	986,280

Total Commercial Mortgage-Backed Securities (cost $175,405,168)		176,023,165

Corporate Bonds 34.5%

	Principal Amount	Value
Aerospace & Defense 0.2%
Arconic, Inc., 5.87%, 2/23/2022	40,000	42,000
BBA US Holdings, Inc., 5.38%, 5/1/2026(a)	120,000	123,600
TransDigm, Inc., 6.25%, 3/15/2026(a)	500,000	520,750
United Technologies Corp., 4.63%, 11/16/2048	3,210,000	3,405,415

		4,091,765

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Air Freight & Logistics 0.5%
United Parcel Service, Inc., 3.40%, 3/15/2029(c)	$7,360,000	$7,493,186

Auto Components 0.0%†
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023	100,000	99,750
IHO Verwaltungs GmbH, 4.50%, 9/15/2023(a)(c)(d)	200,000	198,500

		298,250

Banks 5.5%
Banco de Credito e Inversiones SA, 3.50%, 10/12/2027(a)	200,000	195,100
Banco Santander SA, 3.13%, 2/23/2023(c)	5,000,000	4,941,296
3.85%, 4/12/2023	6,000,000	6,051,094
Bank of America Corp., Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/05/2024(e)(f)	985,000	1,044,100
4.45%, 3/3/2026	5,015,000	5,226,418
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(c)(e)(f)	960,000	1,042,800
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028(f)	7,530,000	7,563,731
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050(f)	5,155,000	5,304,359
Banque Centrale de Tunisie International Bond, Reg. S, 5.75%, 1/30/2025	200,000	174,074
BNP Paribas SA, (USD Swap Semi 5 Year + 4.92%), 6.75%, 3/14/2022(a)(e)(f)	2,045,000	2,091,012
3.50%, 3/1/2023(a)	8,225,000	8,225,690
CIT Group, Inc., 5.00%, 8/15/2022	330,000	343,612
4.75%, 2/16/2024	145,000	150,438
Citigroup, Inc., 2.70%, 3/30/2021	5,495,000	5,490,212
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(e)(f)	1,710,000	1,742,063
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(f)	2,630,000	2,670,724
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(f)	2,300,000	2,259,808
Corp. Financiera de Desarrollo SA, (ICE LIBOR USD 3 Month + 5.61%), 5.25%, 7/15/2029(a)(f)	338,000	350,678
Fifth Third Bancorp, (ICE LIBOR USD 3 Month + 3.03%), 5.10%, 6/30/2023(c)(e)(f)	1,000,000	957,500
Huntington National Bank (The), 2.50%, 8/7/2022	6,145,000	6,084,248
JPMorgan Chase & Co., Series CC, (ICE LIBOR USD 3 Month + 2.58%), 4.62%, 11/01/2022(e)(f)	1,135,000	1,055,550
Series S, (ICE LIBOR USD 3 Month + 3.78%), 6.75%, 2/01/2024(c)(e)(f)	950,000	1,041,513
(ICE LIBOR USD 3 Month + 1.16%), 3.22%, 3/1/2025(f)	8,895,000	8,892,206
(ICE LIBOR USD 3 Month + 1.22%), 3.90%, 1/23/2049(f)	3,275,000	3,171,081
KeyCorp, Series D, (ICE LIBOR USD 3 Month + 3.61%), 5.00%, 9/15/2026(c)(e)(f)	1,785,000	1,745,908
Santander UK plc, 2.13%, 11/3/2020	9,710,000	9,603,445
TC Ziraat Bankasi A/S, Reg. S, 4.25%, 7/3/2019	200,000	198,000
5.13%, 5/3/2022(a)	200,000	181,121
UBS Group Funding Switzerland AG, Reg. S, (USD Swap Semi 5 Year + 4.59%), 6.87%, 8/07/2025(c)(e)(f)	1,750,000	1,750,000
Vnesheconombank Via VEB Finance plc, Reg. S, 6.90%, 7/9/2020	200,000	205,040
Wells Fargo & Co.,
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024(c)(e)(f)	1,025,000	1,053,188
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025(c)(e)(f)	990,000	1,057,815

		91,863,824

Beverages 0.9%
Anheuser-Busch Cos. LLC, 4.90%, 2/1/2046(a)	4,990,000	5,011,879
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	9,175,000	10,070,004

		15,081,883

Biotechnology 1.3%
AbbVie, Inc., 2.50%, 5/14/2020	5,910,000	5,892,560
4.88%, 11/14/2048	6,140,000	6,038,922
Celgene Corp., 3.90%, 2/20/2028	6,010,000	6,135,810
Gilead Sciences, Inc., 4.75%, 3/1/2046	3,130,000	3,276,121

		21,343,413

Building Products 0.0%†
JELD-WEN, Inc., 4.63%, 12/15/2025(a)	55,000	52,250
4.88%, 12/15/2027(a)	55,000	51,837
Masonite International Corp., 5.75%, 9/15/2026(a)	100,000	102,000
USG Corp., 5.50%, 3/1/2025(a)	75,000	76,163

		282,250

Capital Markets 2.9%
Bank of New York Mellon Corp. (The), Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026(c)(e)(f)	1,110,000	1,048,950
Credit Suisse Group AG, (USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(a)(e)(f)	2,380,000	2,448,425
Goldman Sachs Group, Inc. (The),
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(c)(e)(f)	1,150,000	1,062,312
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026(e)(f)	1,050,000	1,056,825
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)(f)	8,630,000	8,547,611
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029(c)(f)	6,340,000	6,479,477
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(f)	4,850,000	4,631,049
Huarong Finance 2017 Co. Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%, 1/24/2022(e)(f)	200,000	199,040
Lions Gate Capital Holdings LLC, 5.88%, 11/1/2024(a)(c)	100,000	102,875
LPL Holdings, Inc., 5.75%, 9/15/2025(a)	400,000	405,120
Morgan Stanley, 2.50%, 4/21/2021(c)	5,000,000	4,967,482
3.88%, 1/27/2026(c)	3,245,000	3,317,855
3.63%, 1/20/2027(c)	4,600,000	4,610,749

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Capital Markets (continued)
Morgan Stanley, (continued)
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030(f)	$8,425,000	$8,873,439
MSCI, Inc., 5.25%, 11/15/2024(a)	240,000	248,352
5.75%, 8/15/2025(a)	185,000	194,250

		48,193,811

Chemicals 0.1%
CF Industries, Inc., 5.38%, 3/15/2044	105,000	94,631
CNAC HK Finbridge Co. Ltd., Reg. S, 5.13%, 3/14/2028	200,000	215,199
Element Solutions, Inc., 5.88%, 12/1/2025(a)(c)	205,000	205,738
INEOS Group Holdings SA, 5.63%, 8/1/2024(a)(c)	225,000	224,437
NOVA Chemicals Corp., 5.25%, 8/1/2023(a)	150,000	150,750
4.88%, 6/1/2024(a)	240,000	235,800
5.00%, 5/1/2025(a)	215,000	210,700
5.25%, 6/1/2027(a)	150,000	147,188
PQ Corp., 6.75%, 11/15/2022(a)(c)	160,000	166,000
SASOL Financing USA LLC, 5.88%, 3/27/2024	200,000	212,103
6.50%, 9/27/2028	200,000	218,251
WR Grace & Co.-Conn., 5.13%, 10/1/2021(a)	160,000	165,232

		2,246,029

Commercial Services & Supplies 0.1%
ADT Security Corp. (The), 4.88%, 7/15/2032(a)(c)	210,000	170,100
Aramark Services, Inc., 5.13%, 1/15/2024(c)	265,000	271,957
5.00%, 2/1/2028(a)(c)	75,000	74,691
KAR Auction Services, Inc., 5.13%, 6/1/2025(a)	240,000	237,300
Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/2025(a)(c)	180,000	173,025
Nielsen Finance LLC, 4.50%, 10/1/2020	285,000	284,644
5.00%, 4/15/2022(a)(c)	305,000	301,187
Prime Security Services Borrower LLC, 9.25%, 5/15/2023(a)	277,000	290,850
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/2025(a)	170,000	173,400
RR Donnelley & Sons Co., 7.88%, 3/15/2021	60,000	61,575
West Corp., 8.50%, 10/15/2025(a)(c)	260,000	223,600

		2,262,329

Communications Equipment 0.1%
CommScope Finance LLC, 6.00%, 3/1/2026(a)	205,000	212,046
8.25%, 3/1/2027(a)	190,000	197,125
CommScope Technologies LLC, 6.00%, 6/15/2025(a)	305,000	296,521
5.00%, 3/15/2027(a)	120,000	106,401

		812,093

Construction & Engineering 0.0%†
Mexico City Airport Trust, 5.50%, 7/31/2047(a)	200,000	184,000

Consumer Finance 0.6%
Ally Financial, Inc., 8.00%, 3/15/2020	730,000	762,850
7.50%, 9/15/2020	310,000	328,600
4.25%, 4/15/2021	170,000	172,125
American Express Co., 3.70%, 11/5/2021	4,125,000	4,215,935
Capital One Financial Corp., 3.20%, 1/30/2023	2,295,000	2,297,948
Navient Corp., 4.88%, 6/17/2019(c)	345,000	345,431
8.00%, 3/25/2020	235,000	244,400
5.88%, 3/25/2021	130,000	134,225
6.63%, 7/26/2021	65,000	67,925
5.88%, 10/25/2024	131,000	126,743
6.75%, 6/15/2026(c)	130,000	124,475
Springleaf Finance Corp., 8.25%, 12/15/2020	120,000	128,850
7.75%, 10/1/2021	155,000	167,012
6.13%, 5/15/2022	115,000	119,025
6.13%, 3/15/2024(c)	80,000	81,798
6.88%, 3/15/2025	190,000	195,938
7.13%, 3/15/2026	100,000	101,812

		9,615,092

Containers & Packaging 0.2%
Ardagh Packaging Finance plc, 4.25%, 9/15/2022(a)(c)	205,000	205,000
6.00%, 2/15/2025(a)	275,000	275,000
Ball Corp., 4.38%, 12/15/2020	125,000	127,050
5.00%, 3/15/2022	140,000	145,250
Berry Global, Inc., 5.13%, 7/15/2023(c)	195,000	198,227
4.50%, 2/15/2026(a)	100,000	95,020
BWAY Holding Co., 5.50%, 4/15/2024(a)	170,000	168,776
7.25%, 4/15/2025(a)(c)	190,000	183,230
Crown Americas LLC, 4.50%, 1/15/2023(c)	225,000	227,250
4.75%, 2/1/2026(c)	120,000	120,576
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/2022(a)	200,000	205,000
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020(c)	339,188	339,612
6.87%, 2/15/2021	55,446	55,654
5.13%, 7/15/2023(a)(c)	325,000	330,281

		2,675,926

Diversified Consumer Services 0.0%†
Service Corp. International, 5.38%, 5/15/2024	270,000	277,087
ServiceMaster Co. LLC (The), 5.13%, 11/15/2024(a)	205,000	205,769

		482,856

Diversified Financial Services 0.0%†
Charming Light Investments Ltd., Reg. S, 4.38%, 12/21/2027	200,000	202,943
Gazprom OAO Via Gaz Capital SA, 5.15%, 2/11/2026(a)	391,000	397,192

		600,135

Diversified Telecommunication Services 1.4%
Altice France SA, 6.25%, 5/15/2024(a)(c)	160,000	161,200
7.38%, 5/1/2026(a)	405,000	396,900
8.13%, 2/1/2027(a)	350,000	353,937
AT&T, Inc., 4.35%, 3/1/2029	3,030,000	3,095,360

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Diversified Telecommunication Services (continued)
AT&T, Inc., (continued)
5.25%, 3/1/2037	$7,360,000	$7,711,181
5.35%, 9/1/2040	2,434,000	2,556,739
5.45%, 3/1/2047(c)	2,065,000	2,206,150
4.50%, 3/9/2048	2,930,000	2,749,196
CCO Holdings LLC, 5.25%, 9/30/2022	210,000	213,938
5.13%, 5/1/2023(a)	215,000	220,050
5.88%, 4/1/2024(a)	100,000	104,511
5.75%, 2/15/2026(a)	335,000	350,494
5.00%, 2/1/2028(a)(c)	435,000	428,975
Embarq Corp., 8.00%, 6/1/2036	265,000	258,044
Frontier Communications Corp., 7.63%, 4/15/2024(c)	100,000	54,750
11.00%, 9/15/2025(c)	440,000	289,575
9.00%, 8/15/2031	345,000	193,200
Intelsat Jackson Holdings SA, 5.50%, 8/1/2023(c)	685,000	607,937
8.50%, 10/15/2024(a)	130,000	126,425
Intelsat Luxembourg SA, 8.13%, 6/1/2023(c)	101,000	70,195
Level 3 Financing, Inc., 5.38%, 8/15/2022	55,000	55,275
5.13%, 5/1/2023	145,000	146,269
5.38%, 1/15/2024(c)	195,000	198,627
Qwest Corp., 6.88%, 9/15/2033(c)	292,000	290,444
Telecom Italia Capital SA, 6.00%, 9/30/2034	100,000	92,500
Virgin Media Finance plc, 6.00%, 10/15/2024(a)	200,000	206,746
Virgin Media Secured Finance plc, 5.50%, 8/15/2026(a)(c)	200,000	203,500

		23,342,118

Electric Utilities 1.8%
ABY Transmision Sur SA, 6.88%, 4/30/2043(a)	197,520	219,743
Commonwealth Edison Co., 4.00%, 3/1/2049(c)	5,690,000	5,834,867
DTE Electric Co., 3.95%, 3/1/2049	3,630,000	3,712,327
Duke Energy Corp., 1.80%, 9/1/2021(c)	7,320,000	7,148,951
Duke Energy Ohio, Inc., 3.65%, 2/1/2029(c)	5,890,000	6,114,557
Entergy Arkansas LLC, 4.20%, 4/1/2049	5,300,000	5,472,005
Eskom Holdings SOC Ltd., Reg. S, 6.75%, 8/6/2023	200,000	197,256
7.13%, 2/11/2025(a)	200,000	197,511
Vistra Operations Co. LLC, 5.50%, 9/1/2026(a)(c)	135,000	140,400
5.63%, 2/15/2027(a)	220,000	228,800

		29,266,417

Electronic Equipment, Instruments & Components 0.0%†
CDW LLC, 5.00%, 9/1/2023	165,000	168,506
5.00%, 9/1/2025	75,000	76,875
Resideo Funding, Inc., 6.13%, 11/1/2026(a)	110,000	113,300

		358,681

Energy Equipment & Services 0.1%
Precision Drilling Corp., 6.50%, 12/15/2021	102,810	103,581
7.75%, 12/15/2023(c)	95,000	97,612
5.25%, 11/15/2024	265,000	247,775
USA Compression Partners LP, 6.88%, 9/1/2027(a)	210,000	213,413
Weatherford International Ltd., 4.50%, 4/15/2022(c)	195,000	136,500

		798,881

Entertainment 0.1%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025(c)	390,000	364,572
6.13%, 5/15/2027	185,000	167,194
Live Nation Entertainment, Inc., 4.88%, 11/1/2024(a)	135,000	135,844
Netflix, Inc., 5.38%, 2/1/2021	65,000	67,498
5.50%, 2/15/2022	90,000	94,387
4.38%, 11/15/2026(c)	75,000	73,594
4.88%, 4/15/2028	50,000	49,500
5.88%, 11/15/2028(a)(c)	95,000	100,344
6.38%, 5/15/2029(a)	80,000	86,500
WMG Acquisition Corp., 5.00%, 8/1/2023(a)(c)	100,000	101,750

		1,241,183

Equity Real Estate Investment Trusts (REITs) 0.7%
Equinix, Inc., 5.75%, 1/1/2025	65,000	67,397
5.88%, 1/15/2026(c)	115,000	121,146
5.38%, 5/15/2027	70,000	73,521
ESH Hospitality, Inc., 5.25%, 5/1/2025(a)	170,000	168,866
Iron Mountain US Holdings, Inc., 5.38%, 6/1/2026(a)(c)	90,000	88,425
Iron Mountain, Inc., 6.00%, 8/15/2023	55,000	56,444
4.88%, 9/15/2027(a)	170,000	163,200
5.25%, 3/15/2028(a)	370,000	357,512
MPT Operating Partnership LP, 6.38%, 3/1/2024	235,000	245,869
5.50%, 5/1/2024	250,000	256,250
5.25%, 8/1/2026	100,000	102,875
Ventas Realty LP, 3.50%, 4/15/2024	9,980,000	10,097,780
VICI Properties 1 LLC, 8.00%, 10/15/2023(c)	190,000	208,050

		12,007,335

Food & Staples Retailing 1.6%
Cencosud SA, 4.38%, 7/17/2027(a)	260,000	247,390
Kroger Co. (The), 3.88%, 10/15/2046	2,225,000	1,851,034
Walmart, Inc., 3.40%, 6/26/2023(c)	11,195,000	11,526,703
3.70%, 6/26/2028	7,740,000	8,152,660
4.05%, 6/29/2048	4,910,000	5,214,657

		26,992,444

Food Products 0.3%
Darling Ingredients, Inc., 5.25%, 4/15/2027(a)	45,000	45,590
JBS Investments GmbH, Reg. S, 7.25%, 4/3/2024	200,000	206,500
Marfrig Holdings Europe BV, Reg. S, 8.00%, 6/8/2023	200,000	206,250
Mars, Inc., 4.13%, 4/1/2054(a)(c)	4,365,000	4,483,912
Post Holdings, Inc., 5.50%, 3/1/2025(a)	155,000	156,744
5.75%, 3/1/2027(a)	80,000	80,300

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Food Products (continued)
Post Holdings, Inc., (continued)
5.63%, 1/15/2028(a)	$150,000	$148,875

		5,328,171

Health Care Equipment & Supplies 0.0%†
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/2022(a)	175,000	166,075

Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc., 6.50%, 3/1/2024	10,000	10,250
Centene Corp., 4.75%, 5/15/2022(c)	275,000	279,812
6.13%, 2/15/2024(c)	180,000	188,604
5.38%, 6/1/2026(a)(c)	110,000	114,813
Cigna Corp., 3.75%, 7/15/2023(a)	19,835,000	20,336,890
CVS Health Corp., 5.05%, 3/25/2048(c)	9,215,000	9,283,235
DaVita, Inc., 5.75%, 8/15/2022	130,000	132,437
HCA, Inc., 4.75%, 5/1/2023	195,000	204,336
7.69%, 6/15/2025(c)	155,000	175,925
5.25%, 6/15/2026	9,490,000	10,168,235
5.38%, 9/1/2026(c)	390,000	410,963
5.63%, 9/1/2028	210,000	222,075
5.88%, 2/1/2029(c)	275,000	296,299
MEDNAX, Inc., 6.25%, 1/15/2027(a)(c)	440,000	444,400
Tenet Healthcare Corp., 4.50%, 4/1/2021	55,000	55,825
8.13%, 4/1/2022(c)	70,000	75,310
6.75%, 6/15/2023(c)	100,000	103,000
4.63%, 7/15/2024(c)	135,000	135,209
7.00%, 8/1/2025	215,000	217,352
6.25%, 2/1/2027(a)(c)	320,000	332,176
6.88%, 11/15/2031(c)	85,000	79,900
Vizient, Inc., 10.38%, 3/1/2024(a)(c)	150,000	163,020
WellCare Health Plans, Inc., 5.25%, 4/1/2025(c)	60,000	62,100
5.38%, 8/15/2026(a)(c)	250,000	261,562

		43,753,728

Health Care Technology 0.0%†
IQVIA, Inc., 5.00%, 10/15/2026(a)(c)	200,000	204,626

Hotels, Restaurants & Leisure 0.2%
1011778 BC ULC, 4.25%, 5/15/2024(a)	340,000	336,600
5.00%, 10/15/2025(a)(c)	95,000	93,841
Boyd Gaming Corp., 6.88%, 5/15/2023	270,000	280,462
6.38%, 4/1/2026	205,000	212,175
Cedar Fair LP, 5.38%, 4/15/2027	115,000	115,575
Churchill Downs, Inc., 5.50%, 4/1/2027(a)	160,000	162,240
Eldorado Resorts, Inc., 6.00%, 9/15/2026(c)	160,000	162,400
Hilton Domestic Operating Co., Inc., 5.13%, 5/1/2026(a)	90,000	91,511
Hilton Worldwide Finance LLC, 4.63%, 4/1/2025	70,000	70,700
International Game Technology plc, 6.25%, 1/15/2027(a)	225,000	230,625
Jack Ohio Finance LLC, 6.75%, 11/15/2021(a)	131,000	134,930
KFC Holding Co., 5.25%, 6/1/2026(a)	265,000	267,484
MGM Resorts International, 5.25%, 3/31/2020(c)	110,000	112,063
6.63%, 12/15/2021	120,000	128,250
5.75%, 6/15/2025(c)	65,000	67,275
5.50%, 4/15/2027	135,000	136,434
NCL Corp. Ltd., 4.75%, 12/15/2021(a)	276,000	279,105
Scientific Games International, Inc., 10.00%, 12/1/2022(c)	125,000	131,356
8.25%, 3/15/2026(a)(c)	170,000	173,511
Six Flags Entertainment Corp., 4.88%, 7/31/2024(a)(c)	115,000	113,634
5.50%, 4/15/2027(a)	50,000	49,440
Station Casinos LLC, 5.00%, 10/1/2025(a)(c)	245,000	240,100
Wynn Las Vegas LLC, 5.50%, 3/1/2025(a)(c)	310,000	306,125

		3,895,836

Household Durables 0.1%
Lennar Corp., 8.38%, 1/15/2021	45,000	48,600
5.38%, 10/1/2022(c)	200,000	208,500
4.75%, 11/15/2022	195,000	200,323
4.88%, 12/15/2023	145,000	149,350
5.25%, 6/1/2026	110,000	113,163
Meritage Homes Corp., 5.13%, 6/6/2027(c)	75,000	72,728
PulteGroup, Inc., 4.25%, 3/1/2021	135,000	136,519
Taylor Morrison Communities, Inc., 5.63%, 3/1/2024(a)	245,000	241,871
Toll Brothers Finance Corp., 4.38%, 4/15/2023	105,000	105,131
5.63%, 1/15/2024(c)	20,000	21,000
4.88%, 3/15/2027	105,000	103,130
4.35%, 2/15/2028	150,000	140,250
TRI Pointe Group, Inc., 5.88%, 6/15/2024	70,000	70,350
5.25%, 6/1/2027	145,000	133,400

		1,744,315

Household Products 0.0%†
Energizer Holdings, Inc., 6.38%, 7/15/2026(a)(c)	120,000	123,000
7.75%, 1/15/2027(a)	130,000	138,450
Spectrum Brands, Inc., 5.75%, 7/15/2025(c)	205,000	206,538

		467,988

Independent Power and Renewable Electricity Producers 0.2%
Calpine Corp., 6.00%, 1/15/2022(a)	445,000	450,006
5.38%, 1/15/2023	175,000	175,219
5.75%, 1/15/2025(c)	135,000	134,325
NRG Energy, Inc., 7.25%, 5/15/2026	390,000	429,074
6.63%, 1/15/2027	420,000	452,025
Talen Energy Supply LLC, 9.50%, 7/15/2022(a)(c)	340,000	365,500
10.50%, 1/15/2026(a)(c)	380,000	396,150
Vistra Energy Corp., 7.38%, 11/1/2022	84,000	87,150
5.88%, 6/1/2023(c)	250,000	255,625
7.63%, 11/1/2024	426,000	450,504

		3,195,578

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Insurance 0.4%
Berkshire Hathaway Finance Corp., 4.20%, 8/15/2048	$4,135,000	$4,284,164
HUB International Ltd., 7.00%, 5/1/2026(a)	230,000	227,700
Prudential Financial, Inc., (ICE LIBOR USD 3 Month + 3.04%), 5.20%, 3/15/2044(f)	1,365,000	1,379,776

		5,891,640

Interactive Media & Services 0.0%†
Rackspace Hosting, Inc., 8.63%, 11/15/2024(a)(c)	475,000	423,168

Internet & Direct Marketing Retail 0.0%†
QVC, Inc., 3.13%, 4/1/2019	105,000	105,000
4.85%, 4/1/2024	35,000	35,786
5.45%, 8/15/2034(c)	85,000	82,583

		223,369

IT Services 0.1%
First Data Corp., 5.00%, 1/15/2024(a)(c)	400,000	410,350
Zayo Group LLC, 6.00%, 4/1/2023	170,000	172,125
6.38%, 5/15/2025(c)	80,000	80,400
5.75%, 1/15/2027(a)	275,000	274,395

		937,270

Machinery 0.1%
CNH Industrial Capital LLC, 4.88%, 4/1/2021(c)	100,000	102,750
Colfax Corp., 6.00%, 2/15/2024(a)(c)	80,000	83,300
6.38%, 2/15/2026(a)	90,000	95,793
Novelis Corp., 6.25%, 8/15/2024(a)(c)	65,000	66,463
5.88%, 9/30/2026(a)	345,000	343,706
RBS Global, Inc., 4.88%, 12/15/2025(a)(c)	175,000	172,812
SPX FLOW, Inc., 5.63%, 8/15/2024(a)	35,000	35,175
5.88%, 8/15/2026(a)(c)	130,000	130,650
Terex Corp., 5.63%, 2/1/2025(a)(c)	70,000	69,650
Welbilt, Inc., 9.50%, 2/15/2024	85,000	91,694

		1,191,993

Media 2.3%
Acosta, Inc., 7.75%, 10/1/2022(a)	380,000	58,938
Altice Luxembourg SA, 7.75%, 5/15/2022(a)(c)	200,000	200,000
7.63%, 2/15/2025(a)(c)	200,000	175,500
AMC Networks, Inc., 5.00%, 4/1/2024	105,000	105,514
4.75%, 8/1/2025(c)	95,000	94,288
Charter Communications Operating LLC, 4.46%, 7/23/2022	3,975,000	4,112,580
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/2022	40,000	40,950
Series B, 6.50%, 11/15/2022	35,000	35,744
9.25%, 2/15/2024(a)	175,000	185,500
Comcast Corp., 2.35%, 1/15/2027	8,510,000	7,951,688
3.30%, 2/1/2027(c)	3,555,000	3,551,298
4.95%, 10/15/2058(c)	5,350,000	5,901,045
CSC Holdings LLC, 5.13%, 12/15/2021(a)	250,000	250,313
7.75%, 7/15/2025(a)(c)	290,000	311,025
6.63%, 10/15/2025(a)(c)	200,000	212,000
10.88%, 10/15/2025(a)(c)	266,000	307,097
5.50%, 5/15/2026(a)	245,000	251,811
5.50%, 4/15/2027(a)(c)	210,000	214,441
7.50%, 4/1/2028(a)(c)	220,000	235,741
6.50%, 2/1/2029(a)	200,000	213,000
DISH DBS Corp., 6.75%, 6/1/2021	65,000	67,015
5.88%, 11/15/2024	305,000	256,200
Fox Corp., 5.58%, 1/25/2049(a)	10,795,000	12,149,595
Gray Television, Inc., 7.00%, 5/15/2027(a)(c)	145,000	154,063
Lamar Media Corp., 5.00%, 5/1/2023	55,000	55,756
5.75%, 2/1/2026(c)	70,000	73,150
Liberty Interactive LLC, 8.50%, 7/15/2029	100,000	103,000
Outfront Media Capital LLC, 5.25%, 2/15/2022	65,000	65,650
5.63%, 2/15/2024	65,000	66,706
5.88%, 3/15/2025	185,000	189,625
Sirius XM Radio, Inc., 4.63%, 5/15/2023(a)	120,000	121,350
6.00%, 7/15/2024(a)(c)	425,000	440,406
5.38%, 7/15/2026(a)	220,000	224,741
5.00%, 8/1/2027(a)	130,000	130,078
TEGNA, Inc., 5.13%, 10/15/2019	139,000	139,348
5.13%, 7/15/2020	351,000	351,877
Unitymedia Hessen GmbH & Co. KG, 5.00%, 1/15/2025(a)(c)	205,000	209,100
Univision Communications, Inc., 5.13%, 5/15/2023(a)(c)	50,000	47,344

		39,253,477

Metals & Mining 0.2%
Big River Steel LLC, 7.25%, 9/1/2025(a)	286,000	298,956
China Minmetals Corp., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022(e)(f)	244,000	238,063
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022(e)(f)	200,000	195,133
Chinalco Capital Holdings Ltd., Reg. S, 4.25%, 4/21/2022	200,000	197,921
Constellium NV, 6.63%, 3/1/2025(a)(c)	295,000	300,900
Corp. Nacional del Cobre de Chile, Reg. S, 5.63%, 9/21/2035	100,000	116,547
CSN Resources SA, Reg. S, 6.50%, 7/21/2020	100,000	99,751
FMG Resources August 2006 Pty. Ltd., 4.75%, 5/15/2022(a)	95,000	95,000
5.13%, 5/15/2024(a)(c)	75,000	75,188
Freeport-McMoRan, Inc., 4.00%, 11/14/2021(c)	75,000	75,375
5.40%, 11/14/2034	315,000	286,650
5.45%, 3/15/2043	290,000	253,753
Hudbay Minerals, Inc., 7.63%, 1/15/2025(a)	220,000	225,775
Indonesia Asahan Aluminium Persero PT, Reg. S, 6.76%, 11/15/2048(c)	330,000	380,058
Nexa Resources SA, 5.38%, 5/4/2027(a)	318,000	326,748

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Metals & Mining (continued)
Steel Dynamics, Inc., 5.25%, 4/15/2023	$30,000	$30,487
5.50%, 10/1/2024	85,000	87,763
Teck Resources Ltd., 4.75%, 1/15/2022	65,000	66,616
8.50%, 6/1/2024(a)	60,000	64,332

		3,415,016

Mortgage Real Estate Investment Trusts (REITs) 0.0%†
Starwood Property Trust, Inc., 3.63%, 2/1/2021	180,000	179,325
4.75%, 3/15/2025	25,000	24,875

		204,200

Multi-Utilities 0.3%
Dominion Energy, Inc., 4.25%, 6/1/2028	4,050,000	4,244,273

Oil, Gas & Consumable Fuels 5.3%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/2/2029(a)	200,000	198,300
4.60%, 11/2/2047(a)	200,000	206,303
Antero Midstream Partners LP, 5.38%, 9/15/2024	245,000	246,911
Antero Resources Corp., 5.38%, 11/1/2021	150,000	150,562
5.13%, 12/1/2022	270,000	271,431
Apache Corp., 4.38%, 10/15/2028(c)	5,595,000	5,636,449
Ascent Resources Utica Holdings LLC, 10.00%, 4/1/2022(a)	140,000	153,342
7.00%, 11/1/2026(a)	330,000	317,212
Canadian Natural Resources Ltd., 4.95%, 6/1/2047	2,875,000	3,126,973
Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/2025	135,000	146,812
Cheniere Energy Partners LP, 5.25%, 10/1/2025	390,000	398,775
5.63%, 10/1/2026(a)	135,000	138,375
Chesapeake Energy Corp., 6.13%, 2/15/2021(c)	105,000	108,150
8.00%, 1/15/2025(c)	290,000	295,800
8.00%, 6/15/2027(c)	265,000	261,025
Concho Resources, Inc., 4.30%, 8/15/2028	4,625,000	4,770,856
Crestwood Midstream Partners LP, 6.25%, 4/1/2023(c)	70,000	71,750
5.75%, 4/1/2025	160,000	164,000
DCP Midstream Operating LP, 2.70%, 4/1/2019	70,000	70,000
5.38%, 7/15/2025	65,000	67,762
(ICE LIBOR USD 3 Month + 3.85%), 5.85%, 5/21/2043(a)(c)(f)	260,000	242,450
5.60%, 4/1/2044	135,000	128,250
Energy Transfer Operating LP, 4.15%, 10/1/2020	4,500,000	4,572,474
7.50%, 10/15/2020	405,000	431,189
5.88%, 1/15/2024	50,000	54,578
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(c)(e)(f)	3,000,000	2,851,950
4.95%, 6/15/2028(c)	4,070,000	4,268,796
5.80%, 6/15/2038	3,155,000	3,377,205
6.25%, 4/15/2049	2,135,000	2,391,379
Energy Transfer Partners LP, 4.50%, 11/1/2023	4,100,000	4,271,358
Enterprise Products Operating LLC, 4.25%, 2/15/2048	6,440,000	6,276,555
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(f)	3,500,000	3,237,500
EP Energy LLC, 7.75%, 9/1/2022	50,000	11,750
6.38%, 6/15/2023	410,000	79,950
9.38%, 5/1/2024(a)	300,000	106,500
Genesis Energy LP, 6.50%, 10/1/2025	15,000	14,588
6.25%, 5/15/2026	25,000	23,625
KazMunayGas National Co. JSC, 5.38%, 4/24/2030(a)	499,000	522,791
5.75%, 4/19/2047(a)	200,000	208,456
Reg. S, 5.75%, 4/19/2047	200,000	208,456
Kinder Morgan, Inc., 4.30%, 3/1/2028(c)	4,035,000	4,168,146
5.55%, 6/1/2045	2,170,000	2,366,665
Marathon Oil Corp., 4.40%, 7/15/2027(c)	5,530,000	5,689,636
MPLX LP, 4.50%, 4/15/2038	6,740,000	6,402,014
NuStar Logistics LP, 4.80%, 9/1/2020	135,000	136,688
6.75%, 2/1/2021	20,000	20,800
4.75%, 2/1/2022(c)	55,000	55,275
5.63%, 4/28/2027	100,000	99,875
Oasis Petroleum, Inc., 6.88%, 3/15/2022	125,000	126,250
6.25%, 5/1/2026(a)(c)	225,000	214,313
Parsley Energy LLC, 5.38%, 1/15/2025(a)	35,000	34,913
5.63%, 10/15/2027(a)(c)	140,000	139,300
PDC Energy, Inc., 5.75%, 5/15/2026	205,000	200,388
Peru LNG Srl, 5.38%, 3/22/2030(a)(c)	200,000	208,000
Petrobras Global Finance BV, 7.38%, 1/17/2027	173,000	190,360
6.00%, 1/27/2028	60,000	60,720
6.90%, 3/19/2049	39,000	38,587
Petroleos de Venezuela SA, Reg. S, 6.00%, 5/16/2024(g)	322,820	72,150
Reg. S, 6.00%, 11/15/2026(g)	830,693	184,829
Reg. S, 5.38%, 4/12/2027(g)	789,800	178,890
Petroleos del Peru SA, 4.75%, 6/19/2032(a)	200,000	205,250
Petroleos Mexicanos, (ICE LIBOR USD 3 Month + 3.65%),
6.25%, 3/11/2022(f)	83,000	85,767
3.50%, 1/30/2023	5,000,000	4,775,500
4.63%, 9/21/2023	89,000	87,666
5.35%, 2/12/2028	190,000	176,320
6.50%, 1/23/2029	52,000	51,532
6.75%, 9/21/2047	382,000	350,676
6.35%, 2/12/2048	207,000	182,502
Range Resources Corp., 5.00%, 8/15/2022	60,000	59,400
5.00%, 3/15/2023(c)	310,000	303,800
Rio Energy SA, 6.88%, 2/1/2025(a)	150,000	113,430
SemGroup Corp., 5.63%, 11/15/2023	165,000	154,952
Sinopec Group Overseas Development 2015 Ltd., Reg. S, 3.25%, 4/28/2025	200,000	198,447
SM Energy Co., 6.13%, 11/15/2022	105,000	105,000
5.00%, 1/15/2024(c)	185,000	171,125
6.75%, 9/15/2026	75,000	71,906
6.63%, 1/15/2027(c)	90,000	85,500
Southern Gas Corridor CJSC, Reg. S, 6.88%, 3/24/2026	600,000	672,336
6.88%, 3/24/2026(a)	206,000	230,835

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
State Oil Co. of the Azerbaijan Republic, Reg. S, 4.75%, 3/13/2023	$500,000	$511,980
Summit Midstream Holdings LLC, 5.75%, 4/15/2025	300,000	282,750
Targa Resources Partners LP, 4.25%, 11/15/2023	95,000	94,644
6.75%, 3/15/2024(c)	195,000	204,263
5.13%, 2/1/2025	125,000	127,500
6.50%, 7/15/2027(a)(c)	95,000	102,481
5.00%, 1/15/2028(c)	195,000	192,319
6.88%, 1/15/2029(a)	85,000	92,331
Transcanada Trust, Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(c)(f)	2,000,000	2,029,100
Tullow Oil plc, 7.00%, 3/1/2025(a)	200,000	201,190
Whiting Petroleum Corp., 6.25%, 4/1/2023(c)	155,000	155,775
6.63%, 1/15/2026(c)	385,000	377,300
Williams Cos., Inc. (The), 4.50%, 11/15/2023	5,000,000	5,248,128
WPX Energy, Inc., 6.00%, 1/15/2022	25,000	25,938
5.25%, 9/15/2024(c)	125,000	126,250
5.75%, 6/1/2026(c)	60,000	60,900

		88,583,180

Paper & Forest Products 0.0%†
Suzano Austria GmbH, 6.00%, 1/15/2029(a)	200,000	213,042

Personal Products 0.0%†
Edgewell Personal Care Co., 4.70%, 5/24/2022	185,000	185,925
Prestige Brands, Inc., 6.38%, 3/1/2024(a)(c)	140,000	142,450

		328,375

Pharmaceuticals 0.6%
AstraZeneca plc, 2.38%, 6/12/2022	7,205,000	7,098,674
Bausch Health Americas, Inc., 8.50%, 1/31/2027(a)(c)	135,000	143,100
Bausch Health Cos., Inc., 6.50%, 3/15/2022(a)(c)	105,000	108,675
5.50%, 3/1/2023(a)	10,000	10,050
5.88%, 5/15/2023(a)(c)	109,000	110,362
7.00%, 3/15/2024(a)	120,000	126,960
6.13%, 4/15/2025(a)(c)	380,000	376,200
5.50%, 11/1/2025(a)(c)	220,000	224,675
5.75%, 8/15/2027(a)(c)	40,000	41,012
Endo Dac, 6.00%, 2/1/2025(a)(h)	95,000	68,712
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/2023(c)	2,330,000	2,299,446

		10,607,866

Professional Services 0.0%†
IHS Markit Ltd., 5.00%, 11/1/2022(a)	300,000	312,990

Real Estate Management & Development 0.0%†
Realogy Group LLC, 5.25%, 12/1/2021(a)	10,000	10,075
9.38%, 4/1/2027(a)	180,000	184,275

		194,350

Road & Rail 0.1%
Avis Budget Car Rental LLC, 5.50%, 4/1/2023(c)	45,000	45,337
5.25%, 3/15/2025(a)	150,000	144,000
Avolon Holdings Funding Ltd., 5.13%, 10/1/2023(a)	120,000	122,100
5.25%, 5/15/2024(a)(c)	135,000	139,050
Hertz Corp. (The), 7.63%, 6/1/2022(a)	55,000	56,293
5.50%, 10/15/2024(a)	460,000	385,825
Park Aerospace Holdings Ltd., 5.25%, 8/15/2022(a)	555,000	568,820
5.50%, 2/15/2024(a)	315,000	327,017

		1,788,442

Semiconductors & Semiconductor Equipment 0.9%
Amkor Technology, Inc., 6.38%, 10/1/2022	205,000	208,465
6.63%, 9/15/2027(a)	110,000	111,650
Broadcom Corp., 2.38%, 1/15/2020	7,420,000	7,380,305
Microchip Technology, Inc., 3.92%, 6/1/2021(a)	7,425,000	7,490,161
Micron Technology, Inc., 5.50%, 2/1/2025(c)	85,000	87,644
NXP BV, 4.13%, 6/1/2021(a)	200,000	203,840
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/2026(a)	200,000	212,000

		15,694,065

Software 0.1%
CDK Global, Inc., 3.80%, 10/15/2019	80,000	80,000
5.00%, 10/15/2024	50,000	51,335
5.88%, 6/15/2026	45,000	47,151
Infor Software Parent LLC, 7.13%, 5/1/2021(a)(d)	175,000	174,834
j2 Cloud Services LLC, 6.00%, 7/15/2025(a)	125,000	129,844
Nuance Communications, Inc., 6.00%, 7/1/2024(c)	325,000	333,125
5.63%, 12/15/2026	15,000	15,411
Open Text Corp., 5.88%, 6/1/2026(a)(c)	245,000	256,025
SS&C Technologies, Inc., 5.50%, 9/30/2027(a)(c)	225,000	227,250

		1,314,975

Specialty Retail 0.0%†
Penske Automotive Group, Inc., 3.75%, 8/15/2020	220,000	218,900
5.75%, 10/1/2022	65,000	66,056
5.50%, 5/15/2026(c)	105,000	103,425
Staples, Inc., 8.50%, 9/15/2025(a)(c)	160,000	174,600

		562,981

Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc., 4.65%, 2/23/2046	7,015,000	7,925,667
Dell International LLC, 4.42%, 6/15/2021(a)	12,010,000	12,321,781
5.88%, 6/15/2021(a)	100,000	101,875
5.45%, 6/15/2023(a)	6,000,000	6,395,626
6.02%, 6/15/2026(a)	8,450,000	9,088,405
Western Digital Corp., 4.75%, 2/15/2026(c)	385,000	367,675

		36,201,029

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount		Value
Textiles, Apparel & Luxury Goods 0.0%†
William Carter Co. (The), 5.63%, 3/15/2027(a)		$75,000	$77,531

Trading Companies & Distributors 0.2%
Air Lease Corp., 4.63%, 10/1/2028		2,485,000	2,501,515
Aircastle Ltd., 6.25%, 12/1/2019		200,000	203,658
5.13%, 3/15/2021		130,000	134,145
Beacon Roofing Supply, Inc., 4.88%, 11/1/2025(a)(c)		95,000	89,775
HD Supply, Inc., 5.38%, 10/15/2026(a)		135,000	137,700
United Rentals North America, Inc., 5.75%, 11/15/2024		160,000	164,400
5.50%, 7/15/2025		40,000	40,900

			3,272,093

Water Utilities 0.0%†
Agua y Saneamientos Argentinos SA, Reg. S, 6.63%, 2/1/2023		150,000	113,625

Wireless Telecommunication Services 0.2%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019		162,000	162,826
Sprint Communications, Inc., 6.00%, 11/15/2022(c)		235,000	236,833
Sprint Corp., 7.88%, 9/15/2023		245,000	256,637
7.13%, 6/15/2024(c)		805,000	817,075
7.63%, 3/1/2026		280,000	283,780
T-Mobile USA, Inc., 6.00%, 3/1/2023		355,000	364,762
6.00%, 4/15/2024(c)		70,000	72,713
6.50%, 1/15/2026		70,000	74,725
4.50%, 2/1/2026		95,000	94,948
Wind Tre SpA, 5.00%, 1/20/2026(a)		310,000	282,178

			2,646,477

Total Corporate Bonds (cost $566,729,835)			577,985,645

Foreign Government Securities 3.4%

	Principal Amount		Value
ANGOLA 0.0%†
Republic of Angola, Reg. S, 9.38%, 5/8/2048		400,000	432,120

			432,120

ARGENTINA 0.1%
Republic of Argentina, 4.63%, 1/11/2023		200,000	163,800
8.28%, 12/31/2033		729,060	603,297
2.50%, 12/31/2038(h)		1,140,000	658,350
6.88%, 1/11/2048		247,000	181,545

			1,606,992

BELARUS 0.0%†
Belarus Government Bond, Reg. S, 7.63%, 6/29/2027		200,000	214,658

BELGIUM 0.4%
Kingdom of Belgium, Reg. S, 1.60%, 6/22/2047(a)	EUR	6,150,000	7,273,876

BELIZE 0.0%†
Belize Government Bond, Reg. S, 4.94%, 2/20/2034(h)		$218,000	130,802

BERMUDA 0.0%†
Bermuda Government Bond, Reg. S, 3.72%, 1/25/2027		200,000	197,252
Reg. S, 4.75%, 2/15/2029		272,000	286,960

			484,212

BRAZIL 0.0%†
Brazil Minas SPE via State of Minas Gerais, Reg. S, 5.33%, 2/15/2028		180,000	184,680
Federative Republic of Brazil, 5.00%, 1/27/2045		200,000	184,200

			368,880

COLOMBIA 0.1%
Republic of Colombia, 7.38%, 9/18/2037		132,000	172,590
6.13%, 1/18/2041		290,000	342,638
5.00%, 6/15/2045		200,000	209,840

			725,068

COSTA RICA 0.0%†
Republic of Costa Rica, 7.16%, 3/12/2045(a)		438,000	422,670
Reg. S, 7.16%, 3/12/2045		200,000	193,000

			615,670

CROATIA 0.1%
Republic of Croatia, Reg. S, 5.50%, 4/4/2023(c)		440,000	476,850
Reg. S, 6.00%, 1/26/2024		250,000	280,000

			756,850

DOMINICAN REPUBLIC 0.0%†
Dominican Republic Bond, Reg. S, 6.00%, 7/19/2028		150,000	157,314
Reg. S, 7.45%, 4/30/2044(c)		100,000	112,750
Reg. S, 6.85%, 1/27/2045		200,000	214,000

			484,064

ECUADOR 0.1%
Republic of Ecuador, Reg. S, 9.63%, 6/2/2027		200,000	208,000
Reg. S, 7.88%, 1/23/2028		600,000	570,600

			778,600

EGYPT 0.1%
Arab Republic of Egypt, Reg. S, 7.60%, 3/1/2029		200,000	205,294
Reg. S, 8.50%, 1/31/2047		200,000	203,905
Reg. S, 7.90%, 2/21/2048		430,000	416,516

			825,715

EL SALVADOR 0.0%†
Republic of El Salvador, Reg. S, 7.75%, 1/24/2023		80,000	84,321
Reg. S, 8.63%, 2/28/2029		62,000	68,821

			153,142

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Foreign Government Securities (continued)

	Principal Amount		Value
FRANCE 0.3%
France Government Bond, Reg. S, 2.00%, 5/25/2048(a)	EUR	3,340,000	$4,386,550

GHANA 0.1%
Republic of Ghana, Reg. S, 7.63%, 5/16/2029		$366,000	357,741
Reg. S, 10.75%, 10/14/2030		330,000	401,617
Reg. S, 8.95%, 3/26/2051		200,000	200,374

			959,732

HUNGARY 0.0%†
Hungary Government Bond, 7.63%, 3/29/2041		280,000	415,559

			415,559

INDONESIA 0.1%
Republic of Indonesia, 4.75%, 2/11/2029		200,000	214,168
Reg. S, 7.75%, 1/17/2038		185,000	251,559
Reg. S, 5.25%, 1/17/2042		340,000	365,138

			830,865

IRELAND 0.5%
Republic of Ireland, Reg. S, 2.00%, 2/18/2045	EUR	6,290,000	8,044,002

IVORY COAST 0.1%
Republic of Cote d’Ivoire, Reg. S, 5.75%, 12/31/2032(h)		$1,267,000	1,199,555

JAPAN 0.5%
Japan Bank for International Cooperation, 3.50%, 10/31/2028		8,330,000	8,766,589

LEBANON 0.0%†
Lebanon Government Bond, Reg. S, 6.85%, 3/23/2027		45,000	36,170
Reg. S, 6.65%, 2/26/2030		145,000	110,993

			147,163

MEXICO 0.1%
United Mexican States, 4.50%, 4/22/2029		200,000	207,100
5.75%, 10/12/2110		652,000	666,670

			873,770

MONGOLIA 0.0%†
Development Bank of Mongolia LLC, 7.25%, 10/23/2023(a)		200,000	207,426
Mongolia Government Bond, Reg. S, 10.88%, 4/6/2021		200,000	222,859
Reg. S, 8.75%, 3/9/2024		200,000	224,500

			654,785

NIGERIA 0.1%
Federal Republic of Nigeria, 5.63%, 6/27/2022		200,000	202,162
Reg. S, 7.63%, 11/21/2025		200,000	213,242
Reg. S, 6.50%, 11/28/2027		200,000	197,607
Reg. S, 7.14%, 2/23/2030		200,000	199,945
Reg. S, 7.88%, 2/16/2032		400,000	415,442

			1,228,398

OMAN 0.0%†
Oman Government Bond, Reg. S, 6.50%, 3/8/2047		200,000	174,750
Reg. S, 6.75%, 1/17/2048		249,000	220,925

			395,675

PANAMA 0.0%†
Republic of Panama, 8.88%, 9/30/2027(c)		400,000	553,440

PARAGUAY 0.0%†
Republic of Paraguay, Reg. S, 6.10%, 8/11/2044		200,000	226,496

QATAR 0.0%†
Qatar Government Bond, Reg. S, 4.50%, 4/23/2028		205,000	219,060
Reg. S, 4.00%, 3/14/2029		209,000	215,398
Reg. S, 4.82%, 3/14/2049		200,000	210,288

			644,746

RUSSIA 0.0%†
Russian Federal Bond - OFZ, Reg. S, 7.50%, 3/31/2030(h)		16,106	17,938
Reg. S, 5.88%, 9/16/2043		200,000	223,413
Reg. S, 5.25%, 6/23/2047		200,000	201,130

			442,481

SAUDI ARABIA 0.0%†
Kingdom of Saudi Arabia, Reg. S, 4.50%, 4/17/2030		200,000	210,025

SENEGAL 0.0%†
Republic of Senegal, Reg. S, 6.75%, 3/13/2048		200,000	184,500

SERBIA 0.0%†
Republic of Serbia, Reg. S, 4.88%, 2/25/2020		200,000	202,136
Reg. S, 7.25%, 9/28/2021		350,000	379,960

			582,096

SOUTH AFRICA 0.3%
Republic of South Africa, 4.67%, 1/17/2024		100,000	100,834
5.88%, 6/22/2030(c)		200,000	204,867
6.50%, 2/28/2041	ZAR	108,720,000	5,335,503

			5,641,204

SRI LANKA 0.1%
Democratic Socialist Republic of Sri Lanka, Reg. S, 5.88%, 7/25/2022		$267,000	266,928
Reg. S, 6.85%, 11/3/2025		217,000	218,476
Reg. S, 6.20%, 5/11/2027		200,000	191,953
Reg. S, 6.75%, 4/18/2028		277,000	272,828
Reg. S, 7.85%, 3/14/2029		200,000	208,662

			1,158,847

TURKEY 0.2%
Export Credit Bank of Turkey, Reg. S, 5.38%, 2/8/2021		200,000	190,760
5.38%, 10/24/2023(a)		200,000	177,200
8.25%, 1/24/2024(a)		200,000	194,913
Republic of Turkey, 7.50%, 11/7/2019		210,000	211,052
6.25%, 9/26/2022		200,000	197,236
7.25%, 12/23/2023		200,000	201,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Foreign Government Securities (continued)

	Principal Amount	Value
TURKEY (continued)
Republic of Turkey (continued)
6.00%, 3/25/2027	$750,000	$685,114
5.13%, 2/17/2028	222,000	190,096
6.13%, 10/24/2028	200,000	181,800
7.63%, 4/26/2029	200,000	198,000

		2,427,519

UKRAINE 0.1%
Ukraine Government Bond, Reg. S, 7.75%, 9/1/2025	230,000	218,891
Reg. S, 7.75%, 9/1/2026	260,000	244,309
Reg. S, 7.75%, 9/1/2027	410,000	382,325
0.00%, 5/31/2040(a)(b)	228,000	145,350
Ukreximbank Via Biz Finance plc, 9.63%, 4/27/2022(a)	240,000	241,920

		1,232,795

URUGUAY 0.0%†
Oriental Republic of Uruguay, 4.38%, 1/23/2031(c)	44,000	46,068
5.10%, 6/18/2050	116,000	123,830

		169,898

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%†
Bolivarian Republic of Venezuela, Reg. S, 8.25%, 10/13/2024(g)	542,900	158,798

ZAMBIA 0.0%†
Republic of Zambia, Reg. S, 8.50%, 4/14/2024	200,000	146,580

Total Foreign Government Securities (cost $57,262,447)		56,532,717

Mortgage-Backed Securities 28.4%

	Principal Amount	Value
FHLMC Gold Pool
Pool# G13072 5.00%, 4/1/2023	2,793	2,901
Pool# G13122 5.00%, 4/1/2023	1,184	1,230
Pool# G13225 5.00%, 6/1/2023	26,051	26,959
Pool# J08443 5.00%, 7/1/2023	12,138	12,313
Pool# C90699 5.00%, 8/1/2023	91,339	96,653
Pool# Z60021 5.00%, 9/1/2023	265,157	280,586
Pool# Z60045 5.00%, 1/1/2025	356,426	377,165
Pool# Z60024 5.00%, 1/1/2025	171,003	180,954
Pool# G30372 5.00%, 9/1/2027	27,053	28,627
Pool# C91175 5.00%, 5/1/2028	1,147,623	1,214,399
Pool# C91317 5.00%, 7/1/2030	148,469	157,628
Pool# G30698 5.00%, 7/1/2031	62,052	65,662
Pool# G30795 5.00%, 7/1/2032	423,651	448,446
Pool# A24611 4.50%, 6/1/2034	2,542	2,689
Pool# G08084 4.50%, 10/1/2035	25,339	26,806
Pool# A39572 5.00%, 11/1/2035	26,038	28,046
Pool# G02379 6.00%, 10/1/2036	4,583	5,050
Pool# G02976 5.50%, 6/1/2037	14,946	16,416
Pool# G08204 5.50%, 6/1/2037	2,744	3,011
Pool# G08210 6.00%, 7/1/2037	34,145	37,614
Pool# A65518 6.00%, 9/1/2037	19,614	21,580
Pool# G03432 5.50%, 11/1/2037	18,751	20,602
Pool# A68546 5.50%, 11/1/2037	11,188	12,236
Pool# G03616 6.00%, 12/1/2037	7,771	8,564
Pool# G03927 5.50%, 1/1/2038	4,680	5,141
Pool# G03964 5.50%, 2/1/2038	28,648	31,357
Pool# A72499 6.00%, 2/1/2038	4,197	4,607
Pool# A75432 5.50%, 3/1/2038	63,114	67,562
Pool# G08256 5.50%, 3/1/2038	3,857	4,217
Pool# G04156 6.00%, 3/1/2038	7,905	8,710
Pool# A76483 5.50%, 4/1/2038	74,908	81,857
Pool# G08263 5.50%, 4/1/2038	4,694	5,130
Pool# A76211 6.00%, 4/1/2038	1,145	1,247
Pool# G04287 5.00%, 5/1/2038	39,277	41,947
Pool# A77057 5.50%, 5/1/2038	3,449	3,770
Pool# G04359 5.50%, 6/1/2038	95,441	104,197
Pool# A78624 5.50%, 6/1/2038	44,595	48,670
Pool# G04458 5.50%, 6/1/2038	23,461	25,638
Pool# A77648 5.50%, 6/1/2038	1,557	1,667
Pool# A78076 6.00%, 6/1/2038	22,135	24,041
Pool# A78454 6.00%, 6/1/2038	8,789	9,657
Pool# A79018 5.50%, 7/1/2038	27,799	30,444
Pool# G04471 5.50%, 7/1/2038	26,628	29,070
Pool# G04817 5.00%, 9/1/2038	73,585	79,268
Pool# A82609 5.50%, 9/1/2038	14,379	15,392
Pool# A82093 5.50%, 9/1/2038	10,068	10,778
Pool# A81743 5.50%, 9/1/2038	7,507	8,037
Pool# G04847 5.50%, 10/1/2038	33,430	36,560
Pool# G05979 5.50%, 10/1/2038	7,422	8,113

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# A82703 5.50%, 10/1/2038	$3,295	$3,528
Pool# A82656 5.50%, 10/1/2038	3,137	3,422
Pool# A82787 5.50%, 11/1/2038	487,176	531,505
Pool# A82757 5.50%, 11/1/2038	91,506	97,956
Pool# A83032 5.50%, 11/1/2038	4,535	4,855
Pool# A83071 5.50%, 11/1/2038	2,241	2,399
Pool# A83066 5.50%, 11/1/2038	974	1,062
Pool# G05337 5.50%, 12/1/2038	121,592	131,465
Pool# A83596 5.50%, 12/1/2038	22,353	23,929
Pool# G08314 5.50%, 1/1/2039	14,900	16,254
Pool# G08331 4.50%, 2/1/2039	3,314	3,508
Pool# G08323 5.00%, 2/1/2039	80,625	86,932
Pool# A84417 5.50%, 2/1/2039	18,082	19,356
Pool# G05300 5.50%, 2/1/2039	4,631	5,058
Pool# A84655 4.50%, 3/1/2039	207,689	219,808
Pool# G05841 5.50%, 4/1/2039	9,294	10,130
Pool# A86968 4.50%, 6/1/2039	14,401	15,248
Pool# G05472 4.50%, 6/1/2039	5,813	6,155
Pool# A87250 5.00%, 6/1/2039	144,401	155,902
Pool# A87679 5.00%, 8/1/2039	96,169	103,548
Pool# G07021 5.00%, 9/1/2039	180,784	194,762
Pool# A89385 4.50%, 10/1/2039	7,316	7,746
Pool# G05684 5.50%, 10/1/2039	58,728	64,149
Pool# V80890 5.50%, 12/1/2039	237,299	259,377
Pool# G05813 6.00%, 12/1/2039	15,507	17,065
Pool# G05923 5.50%, 2/1/2040	36,038	39,381
Pool# G06031 5.50%, 3/1/2040	12,663	13,855
Pool# A91997 5.00%, 4/1/2040	58,004	62,311
Pool# G05849 4.50%, 5/1/2040	412,001	436,290
Pool# G08402 5.00%, 6/1/2040	83,931	90,672
Pool# A92458 5.00%, 6/1/2040	37,169	40,155
Pool# A92764 5.50%, 6/1/2040	26,084	27,994
Pool# C03486 4.50%, 7/1/2040	4,857	5,143
Pool# G06412 5.50%, 7/1/2040	662,394	723,431
Pool# C03531 4.00%, 10/1/2040	868,886	901,846
Pool# A94833 4.00%, 11/1/2040	2,602,122	2,711,726
Pool# A95230 4.00%, 12/1/2040	992,891	1,034,739
Pool# A96634 4.50%, 2/1/2041	183,417	194,231
Pool# G08443 4.50%, 4/1/2041	600,830	636,254
Pool# A97942 4.50%, 4/1/2041	179,782	190,383
Pool# Q00876 4.50%, 5/1/2041	845,427	895,251
Pool# Q00950 5.00%, 5/1/2041	370,310	400,055
Pool# Q01198 5.50%, 6/1/2041	29,834	31,937
Pool# G06956 4.50%, 8/1/2041	764,268	809,300
Pool# Z40047 4.00%, 10/1/2041	224,210	232,715
Pool# Q06344 4.00%, 2/1/2042	2,115,125	2,203,302
Pool# G08479 3.50%, 3/1/2042	341,882	349,419
Pool# C03795 3.50%, 4/1/2042	2,344,983	2,396,684
Pool# Q08997 3.50%, 6/1/2042	672,028	686,845
Pool# Q09004 3.50%, 6/1/2042	506,618	517,788
Pool# C04008 4.00%, 6/1/2042	727,728	755,366
Pool# C09004 3.50%, 7/1/2042	788,553	805,939
Pool# G08500 3.50%, 7/1/2042	472,756	483,179
Pool# G07083 4.00%, 7/1/2042	344,379	360,226
Pool# Z40054 4.00%, 7/1/2042	293,717	304,864
Pool# Q09896 3.50%, 8/1/2042	410,766	419,823
Pool# Q11348 3.50%, 9/1/2042	1,370,746	1,400,973
Pool# Q11095 3.50%, 9/1/2042	343,607	351,173
Pool# Q12143 3.50%, 10/1/2042	225,377	230,346
Pool# G07155 4.00%, 10/1/2042	528,262	548,328
Pool# Q13765 4.00%, 12/1/2042	302,130	315,845
Pool# Q17389 3.50%, 4/1/2043	868,445	888,599
Pool# Q16893 3.50%, 4/1/2043	371,636	379,688
Pool# Q18305 3.50%, 5/1/2043	285,248	291,434
Pool# Q19476 3.50%, 6/1/2043	376,695	384,932
Pool# Q19480 4.00%, 6/1/2043	2,261,669	2,355,938
Pool# G07459 3.50%, 8/1/2043	852,724	871,523
Pool# G08541 3.50%, 8/1/2043	765,807	782,276
Pool# Q20857 3.50%, 8/1/2043	568,522	582,375
Pool# Q20860 3.50%, 8/1/2043	264,575	270,216

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# V80509 4.00%, 10/1/2043	$343,052	$356,502
Pool# G08558 4.00%, 11/1/2043	158,922	164,728
Pool# G08559 4.50%, 11/1/2043	823,508	863,922
Pool# G08582 4.00%, 4/1/2044	238,873	247,350
Pool# G08583 4.50%, 4/1/2044	319,272	334,843
Pool# Q26367 4.00%, 5/1/2044	162,719	169,499
Pool# G08596 4.50%, 7/1/2044	990,465	1,039,067
Pool# G07943 4.50%, 8/1/2044	8,815	9,248
Pool# G07964 5.00%, 8/1/2044	301,017	324,397
Pool# Q45219 3.50%, 1/1/2045	1,262,182	1,285,907
Pool# G07961 3.50%, 3/1/2045	847,889	865,598
Pool# G08633 4.00%, 3/1/2045	2,642,409	2,729,662
Pool# Q32070 4.00%, 3/1/2045	760,438	785,704
Pool# G08636 3.50%, 4/1/2045	2,501,931	2,547,031
Pool# Q35164 4.00%, 5/1/2045	818,278	847,316
Pool# Q33869 4.00%, 6/1/2045	499,486	515,976
Pool# G08659 3.50%, 8/1/2045	2,411,561	2,455,035
Pool# V81992 4.00%, 10/1/2045	2,169,897	2,241,495
Pool# Q36814 4.00%, 10/1/2045	1,474,377	1,523,065
Pool# G08672 4.00%, 10/1/2045	1,155,615	1,193,776
Pool# G08676 3.50%, 11/1/2045	2,047,665	2,084,579
Pool# G08681 3.50%, 12/1/2045	902,527	918,798
Pool# Q38473 4.00%, 1/1/2046	1,590,647	1,643,092
Pool# Q38470 4.00%, 1/1/2046	871,507	900,152
Pool# V82196 4.50%, 1/1/2046	292,745	309,072
Pool# Q39644 3.50%, 3/1/2046	3,989,830	4,061,339
Pool# G08693 3.50%, 3/1/2046	1,175,501	1,196,570
Pool# Q39438 4.00%, 3/1/2046	1,325,844	1,369,422
Pool# G08699 4.00%, 3/1/2046	1,258,285	1,299,644
Pool# G08700 4.50%, 3/1/2046	455,417	477,463
Pool# G08702 3.50%, 4/1/2046	1,709,119	1,739,225
Pool# Q40718 3.50%, 5/1/2046	1,438,369	1,461,622
Pool# G08706 3.50%, 5/1/2046	612,088	622,806
Pool# G08708 4.50%, 5/1/2046	109,283	114,573
Pool# Q40728 4.50%, 5/1/2046	27,227	28,541
Pool# Q45458 4.00%, 8/1/2046	2,234,273	2,307,705
Pool# G08735 4.50%, 10/1/2046	387,674	406,442
Pool# G08744 4.50%, 12/1/2046	1,287,433	1,349,757
Pool# Q46279 3.50%, 2/1/2047	2,612,429	2,655,900
Pool# Q46283 4.00%, 2/1/2047	2,390,881	2,465,964
Pool# Q46251 4.00%, 2/1/2047	1,035,229	1,068,767
Pool# Q46236 4.50%, 2/1/2047	632,262	662,465
Pool# G08753 4.50%, 2/1/2047	355,622	372,817
Pool# Q46310 4.50%, 2/1/2047	16,535	17,335
Pool# G08762 4.00%, 5/1/2047	3,733,811	3,854,780
Pool# V83204 4.50%, 5/1/2047	875,606	917,942
Pool# G08767 4.00%, 6/1/2047	4,092,282	4,224,864
Pool# G08768 4.50%, 6/1/2047	897,920	941,334
Pool# G08770 3.50%, 7/1/2047	1,307,102	1,327,723
Pool# G08772 4.50%, 7/1/2047	35,412	37,124
Pool# Q50035 3.50%, 8/1/2047	2,533,263	2,574,102
Pool# G08774 3.50%, 8/1/2047	1,460,146	1,484,066
Pool# G08775 4.00%, 8/1/2047	3,476,108	3,588,732
Pool# G61228 4.00%, 8/1/2047	2,430,819	2,516,725
Pool# G08779 3.50%, 9/1/2047	2,053,892	2,087,434
Pool# Q51268 3.50%, 10/1/2047	3,219,961	3,272,380
Pool# G08784 3.50%, 10/1/2047	1,472,577	1,496,550
Pool# G08785 4.00%, 10/1/2047	3,806,783	3,930,122
Pool# G61631 3.50%, 11/1/2047	4,101,267	4,172,240
Pool# Q52319 3.50%, 11/1/2047	2,098,558	2,133,544
Pool# G61467 4.00%, 11/1/2047	3,820,596	3,942,972
Pool# G08789 4.00%, 11/1/2047	2,353,276	2,432,429
Pool# G61281 3.50%, 1/1/2048	2,685,437	2,728,869
Pool# Q53535 3.50%, 1/1/2048	1,216,528	1,236,208
Pool# G08801 4.00%, 2/1/2048	2,534,212	2,615,742
Pool# Q54463 4.00%, 2/1/2048	2,064,763	2,134,753
Pool# G67710 3.50%, 3/1/2048	2,629,354	2,677,155
Pool# G08805 4.00%, 3/1/2048	994,235	1,026,001
Pool# G08814 4.00%, 5/1/2048	1,736,892	1,793,428
Pool# G08818 4.50%, 6/1/2048	1,946,242	2,039,433

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# V84282 4.50%, 6/1/2048	$98,132	$102,838
Pool# G08824 4.00%, 7/1/2048	831,204	857,698
Pool# G08827 4.50%, 7/1/2048	1,731,081	1,813,838
Pool# G08832 4.50%, 8/1/2048	2,292,498	2,401,297
Pool# G08836 4.00%, 9/1/2048	2,229,781	2,300,255
Pool# G08837 4.50%, 9/1/2048	640,000	667,893
Pool# G08841 3.50%, 10/1/2048	2,359,051	2,397,210
Pool# G61840 4.00%, 12/1/2048	1,523,033	1,571,669
Pool# G08853 4.50%, 12/1/2048	1,000,000	1,046,824
Pool# Q61925 4.00%, 3/1/2049	2,250,000	2,318,361
FHLMC TBA 4.00%, 4/15/2049	8,125,000	8,363,513
5.00%, 4/15/2049	990,000	1,048,317
FNMA Pool
Pool# 254797 5.00%, 6/1/2023	108,875	115,011
Pool# 254911 5.00%, 10/1/2023	21,017	22,201
Pool# 254985 5.00%, 11/1/2023	278,510	294,204
Pool# 255582 5.00%, 1/1/2025	1,582	1,671
Pool# 255627 5.00%, 2/1/2025	157,931	166,831
Pool# 255667 5.00%, 3/1/2025	2,123	2,243
Pool# 255892 5.00%, 9/1/2025	283,604	299,585
Pool# 256170 5.00%, 3/1/2026	201,574	212,933
Pool# 256294 5.00%, 5/1/2026	934	986
Pool# 256639 5.00%, 2/1/2027	198,025	209,184
Pool# 256820 5.00%, 7/1/2027	124,660	131,685
Pool# MA0082 5.00%, 5/1/2029	241,572	257,001
Pool# MA0097 5.00%, 6/1/2029	47,147	49,804
Pool# MA0295 5.00%, 1/1/2030	275,778	291,608
Pool# 932716 5.00%, 4/1/2030	10,617	11,220
Pool# AL6317 5.00%, 9/1/2030	285,817	301,923
Pool# 676643 5.00%, 1/1/2033	63,507	67,773
Pool# 720679 5.00%, 6/1/2033	7,144	7,645
Pool# 310100 5.00%, 8/1/2033	140,574	151,246
Pool# 738166 5.00%, 9/1/2033	2,014	2,128
Pool# 725027 5.00%, 11/1/2033	183,610	197,559
Pool# 745944 5.00%, 12/1/2033	53,753	57,829
Pool# 725422 5.00%, 4/1/2034	40,092	43,135
Pool# AC2387 5.00%, 1/1/2035	4,915	5,287
Pool# AD0308 5.00%, 3/1/2035	382,374	411,372
Pool# 735403 5.00%, 4/1/2035	285,070	306,660
Pool# 735382 5.00%, 4/1/2035	84,454	90,843
Pool# 735581 5.00%, 6/1/2035	806,172	867,144
Pool# 735795 5.00%, 6/1/2035	537,618	578,383
Pool# 735578 5.00%, 6/1/2035	147,408	158,561
Pool# 826201 5.00%, 7/1/2035	28,403	30,536
Pool# 735667 5.00%, 7/1/2035	4,121	4,434
Pool# 310099 5.00%, 8/1/2035	987,853	1,062,723
Pool# 190360 5.00%, 8/1/2035	313,313	337,127
Pool# 735893 5.00%, 10/1/2035	151,420	162,941
Pool# 745275 5.00%, 2/1/2036	139,941	151,295
Pool# 885367 5.00%, 7/1/2036	1,350	1,450
Pool# 745826 6.00%, 7/1/2036	4,426	4,874
Pool# AI6495 5.00%, 9/1/2036	361,444	388,429
Pool# 310107 5.00%, 11/1/2036	58,050	62,462
Pool# 910242 5.00%, 3/1/2037	1,425	1,531
Pool# 918011 5.00%, 5/1/2037	58,430	62,816
Pool# 937788 5.00%, 6/1/2037	725	778
Pool# 256822 5.00%, 7/1/2037	1,368	1,470
Pool# 942052 6.00%, 7/1/2037	10,339	11,383
Pool# 944526 6.00%, 7/1/2037	5,030	5,418
Pool# 899598 6.00%, 7/1/2037	3,640	4,008
Pool# 936895 6.00%, 8/1/2037	854	920
Pool# 952276 6.00%, 9/1/2037	60,555	66,480
Pool# 955770 6.00%, 10/1/2037	3,592	3,951
Pool# 959983 6.00%, 11/1/2037	26,375	28,998
Pool# 956411 6.00%, 11/1/2037	8,741	9,424
Pool# 966419 6.00%, 12/1/2037	13,253	14,468
Pool# 929018 6.00%, 12/1/2037	7,267	7,991
Pool# 961348 6.00%, 1/1/2038	42,255	46,534
Pool# 965719 6.00%, 1/1/2038	4,051	4,372
Pool# 961992 6.00%, 3/1/2038	57,029	62,775
Pool# 979504 5.00%, 4/1/2038	14,198	15,175

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 974532 5.00%, 4/1/2038	$9,921	$10,662
Pool# 973726 6.00%, 4/1/2038	42,596	46,688
Pool# 995048 5.50%, 5/1/2038	46,869	51,535
Pool# 970232 5.50%, 5/1/2038	3,340	3,565
Pool# 969268 5.50%, 5/1/2038	1,879	2,005
Pool# 889579 6.00%, 5/1/2038	31,962	35,002
Pool# 889509 6.00%, 5/1/2038	21,419	23,632
Pool# 984000 5.00%, 6/1/2038	23,571	25,442
Pool# 985559 5.50%, 6/1/2038	27,289	29,335
Pool# 985731 5.50%, 6/1/2038	11,110	12,189
Pool# 929714 5.50%, 7/1/2038	150,353	161,554
Pool# 934333 5.50%, 7/1/2038	50,998	55,121
Pool# 963975 5.50%, 7/1/2038	35,653	38,343
Pool# 986999 5.50%, 7/1/2038	26,061	28,224
Pool# 929737 5.50%, 7/1/2038	1,008	1,090
Pool# 889962 5.50%, 8/1/2038	106,366	114,276
Pool# 929824 5.50%, 8/1/2038	21,728	23,359
Pool# 986062 5.50%, 8/1/2038	4,060	4,366
Pool# 925973 6.00%, 8/1/2038	5,575	6,006
Pool# 970650 5.50%, 10/1/2038	32,133	34,531
Pool# 992035 6.00%, 10/1/2038	5,376	5,814
Pool# 991002 6.00%, 10/1/2038	1,610	1,735
Pool# 995759 5.50%, 11/1/2038	186,127	200,664
Pool# 994637 5.50%, 11/1/2038	141,034	151,620
Pool# 985805 5.50%, 11/1/2038	64,010	70,218
Pool# 987994 5.50%, 11/1/2038	20,667	22,059
Pool# 970809 5.50%, 11/1/2038	9,288	10,149
Pool# AB0131 5.00%, 12/1/2038	7,896	8,480
Pool# 930253 5.50%, 12/1/2038	53,221	57,224
Pool# 970929 5.50%, 12/1/2038	37,636	40,462
Pool# 993055 5.50%, 12/1/2038	18,212	19,952
Pool# 992944 5.50%, 12/1/2038	14,184	15,139
Pool# 991434 5.50%, 12/1/2038	14,034	15,096
Pool# 992676 5.50%, 12/1/2038	10,495	11,202
Pool# 934249 5.50%, 12/1/2038	9,542	10,252
Pool# AA0694 5.50%, 12/1/2038	9,257	9,881
Pool# 934231 5.00%, 1/1/2039	1,546	1,662
Pool# AA0187 5.50%, 1/1/2039	11,878	12,678
Pool# 993100 5.50%, 1/1/2039	11,039	11,938
Pool# AA0729 5.50%, 2/1/2039	230,774	248,005
Pool# AA1638 5.50%, 2/1/2039	11,977	12,784
Pool# AA4463 4.50%, 4/1/2039	74,393	78,614
Pool# 935063 5.50%, 4/1/2039	48,038	52,066
Pool# 995894 6.00%, 4/1/2039	125,588	138,543
Pool# 935075 6.00%, 4/1/2039	9,442	10,169
Pool# AB0733 4.50%, 6/1/2039	84,435	89,197
Pool# 995862 5.00%, 7/1/2039	39,449	42,438
Pool# AL0070 5.00%, 7/1/2039	33,460	35,944
Pool# AC0017 5.50%, 9/1/2039	8,329	8,922
Pool# AD0638 6.00%, 9/1/2039	43,201	47,632
Pool# AL2875 5.00%, 11/1/2039	156,511	168,104
Pool# 190399 5.50%, 11/1/2039	5,334	5,741
Pool# AD1656 4.50%, 3/1/2040	220,333	232,945
Pool# MA0389 5.50%, 4/1/2040	23,409	25,173
Pool# 190404 4.50%, 5/1/2040	100,775	106,542
Pool# AL0071 5.00%, 5/1/2040	82,414	88,526
Pool# AL0015 5.50%, 5/1/2040	320,444	344,933
Pool# AB1316 5.50%, 5/1/2040	57,344	61,207
Pool# AB1149 5.00%, 6/1/2040	113,283	122,132
Pool# AD6438 5.00%, 6/1/2040	6,966	7,514
Pool# AD7128 4.50%, 7/1/2040	7,439	7,865
Pool# AB1259 5.00%, 7/1/2040	365,858	394,621
Pool# AD6856 5.00%, 7/1/2040	4,049	4,356
Pool# AC9032 5.00%, 7/1/2040	976	1,031
Pool# AD8529 4.50%, 8/1/2040	763,439	807,151
Pool# AB1389 4.50%, 8/1/2040	482,854	510,501
Pool# AB1335 4.50%, 8/1/2040	184,202	194,749
Pool# AD5283 4.50%, 9/1/2040	31,187	32,972
Pool# AE0691 4.50%, 10/1/2040	66,651	70,336
Pool# AE5471 4.50%, 10/1/2040	6,221	6,577

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AE2691 4.50%, 12/1/2040	$1,760,964	$1,861,793
Pool# AH3952 4.00%, 1/1/2041	2,478,528	2,570,807
Pool# AH1560 4.00%, 1/1/2041	365,156	378,747
Pool# AE0725 4.50%, 1/1/2041	93,950	99,330
Pool# AL0791 4.00%, 2/1/2041	472,732	492,824
Pool# AE0984 4.50%, 2/1/2041	19,203	20,302
Pool# AL0065 4.50%, 4/1/2041	720,411	761,605
Pool# AH9471 4.50%, 4/1/2041	517,711	544,622
Pool# AH4038 4.50%, 4/1/2041	508,758	537,891
Pool# AI0213 4.50%, 4/1/2041	209,236	221,217
Pool# AI1193 4.50%, 4/1/2041	82,416	87,136
Pool# AI0706 5.00%, 4/1/2041	53,691	56,754
Pool# AI2468 4.50%, 5/1/2041	737,258	779,478
Pool# AI4211 4.50%, 6/1/2041	420,965	444,813
Pool# AI3506 4.50%, 6/1/2041	28,918	30,574
Pool# AI8194 4.50%, 8/1/2041	507,315	536,367
Pool# 890603 5.00%, 8/1/2041	11,860	12,761
Pool# AB3505 4.00%, 9/1/2041	1,488,783	1,555,236
Pool# AJ1416 4.50%, 9/1/2041	568,855	601,429
Pool# AJ1414 4.50%, 9/1/2041	245,803	259,425
Pool# AL1319 4.50%, 10/1/2041	130,285	137,621
Pool# AJ5269 4.00%, 11/1/2041	2,277,588	2,362,397
Pool# AL1547 4.50%, 11/1/2041	92,291	97,459
Pool# AJ9278 3.50%, 12/1/2041	774,565	791,048
Pool# AB4102 3.50%, 12/1/2041	296,440	302,748
Pool# AJ7686 4.00%, 12/1/2041	2,956,256	3,088,258
Pool# AX5302 4.00%, 1/1/2042	644,194	668,151
Pool# AL1354 4.50%, 1/1/2042	983,765	1,038,250
Pool# AL4300 4.50%, 1/1/2042	314,503	332,496
Pool# AK2818 4.50%, 1/1/2042	268,365	282,981
Pool# AK2415 4.00%, 2/1/2042	736,708	764,132
Pool# AK4520 4.00%, 3/1/2042	332,938	345,332
Pool# AK6743 4.00%, 3/1/2042	133,432	138,399
Pool# AK6568 3.50%, 4/1/2042	1,220,949	1,246,933
Pool# AK6846 3.50%, 4/1/2042	762,173	778,395
Pool# AK9393 3.50%, 4/1/2042	717,422	732,689
Pool# AL4029 4.50%, 4/1/2042	294,304	311,147
Pool# AP7363 4.00%, 10/1/2042	2,536,103	2,630,127
Pool# AL3714 3.50%, 1/1/2043	1,190,070	1,215,394
Pool# AQ9328 3.50%, 1/1/2043	207,519	211,934
Pool# AB9046 3.50%, 4/1/2043	1,243,363	1,271,262
Pool# AT2021 3.50%, 4/1/2043	972,442	993,136
Pool# AT1001 3.50%, 4/1/2043	605,127	619,175
Pool# AB9374 3.50%, 5/1/2043	604,909	617,673
Pool# AT7207 3.50%, 6/1/2043	1,606,122	1,639,142
Pool# AB9864 3.50%, 7/1/2043	443,195	453,140
Pool# AS0212 3.50%, 8/1/2043	1,945,923	1,986,281
Pool# AS0210 3.50%, 8/1/2043	1,326,962	1,356,740
Pool# AU0949 3.50%, 8/1/2043	988,919	1,016,078
Pool# AU3742 3.50%, 8/1/2043	768,247	784,596
Pool# AS0225 4.00%, 8/1/2043	2,621,555	2,728,836
Pool# AU0993 4.50%, 8/1/2043	123,676	128,848
Pool# AU6857 4.00%, 9/1/2043	847,805	884,905
Pool# AS0531 4.00%, 9/1/2043	584,908	611,014
Pool# AS0358 4.00%, 9/1/2043	459,598	480,110
Pool# MA1600 3.50%, 10/1/2043	1,295,956	1,322,799
Pool# AS0657 4.00%, 10/1/2043	737,601	764,446
Pool# AU4386 4.00%, 10/1/2043	323,712	336,841
Pool# AU6939 4.50%, 10/1/2043	211,360	222,624
Pool# AU9522 4.50%, 10/1/2043	172,290	180,389
Pool# AU5057 4.00%, 11/1/2043	656,911	680,008
Pool# AS1042 4.00%, 11/1/2043	221,886	230,967
Pool# AV0691 4.00%, 12/1/2043	245,040	255,977
Pool# AV0664 4.50%, 12/1/2043	945,843	996,493
Pool# AS1559 4.00%, 1/1/2044	1,499,084	1,564,142
Pool# AL5946 5.00%, 1/1/2044	858,303	922,399
Pool# AS1764 4.00%, 2/1/2044	306,073	319,305
Pool# AW1847 4.50%, 4/1/2044	98,510	103,022
Pool# AS2322 4.50%, 4/1/2044	24,271	25,571
Pool# AS2276 4.50%, 4/1/2044	15,924	16,776

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# MA1926 4.50%, 6/1/2044	$678,053	$714,324
Pool# AW2478 4.50%, 6/1/2044	376,372	397,368
Pool# AW9189 4.50%, 7/1/2044	339,766	355,675
Pool# AL6223 4.50%, 8/1/2044	2,479,850	2,612,638
Pool# AX2491 4.00%, 10/1/2044	718,884	743,523
Pool# AS3656 4.50%, 10/1/2044	50,774	53,489
Pool# AL6432 4.00%, 1/1/2045	1,695,628	1,753,739
Pool# MA2145 4.00%, 1/1/2045	959,897	993,599
Pool# AL6520 4.00%, 2/1/2045	4,134,221	4,275,786
Pool# AZ1897 3.50%, 5/1/2045	829,184	843,623
Pool# AS5175 3.50%, 6/1/2045	1,466,026	1,495,523
Pool# AL9578 4.00%, 6/1/2045	1,118,853	1,161,248
Pool# AZ0862 3.50%, 7/1/2045	1,012,543	1,030,019
Pool# AZ7108 3.50%, 7/1/2045	409,305	416,001
Pool# AZ0869 4.00%, 7/1/2045	1,088,857	1,126,007
Pool# MA2415 4.00%, 10/1/2045	1,367,371	1,414,016
Pool# AS6400 4.00%, 12/1/2045	1,060,349	1,096,376
Pool# AS6464 3.50%, 1/1/2046	1,268,517	1,293,960
Pool# BA4782 4.00%, 1/1/2046	2,068,406	2,153,919
Pool# BC1105 3.50%, 2/1/2046	1,569,797	1,596,891
Pool# BC0300 3.50%, 3/1/2046	319,949	324,946
Pool# BC2495 4.00%, 3/1/2046	3,996,665	4,170,812
Pool# AS6795 4.00%, 3/1/2046	1,636,572	1,691,954
Pool# AS7248 4.00%, 5/1/2046	993,631	1,027,279
Pool# BC9420 4.50%, 5/1/2046	52,366	55,385
Pool# AS7401 4.00%, 6/1/2046	2,162,605	2,235,618
Pool# AS7558 4.00%, 7/1/2046	1,275,211	1,319,142
Pool# AS7801 3.50%, 8/1/2046	819,464	832,753
Pool# BM3932 3.50%, 10/1/2046	2,342,660	2,381,237
Pool# AS8143 4.00%, 10/1/2046	2,122,200	2,199,206
Pool# AS8144 4.00%, 10/1/2046	797,152	823,859
Pool# AS8157 4.50%, 10/1/2046	176,057	184,273
Pool# BM3803 3.50%, 11/1/2046	1,585,175	1,612,415
Pool# BE5067 3.50%, 11/1/2046	1,131,224	1,150,746
Pool# MA2836 4.50%, 12/1/2046	708,871	741,975
Pool# AS8659 4.00%, 1/1/2047	2,915,047	3,012,721
Pool# AS8661 4.00%, 1/1/2047	2,027,467	2,095,301
Pool# AS8699 4.00%, 1/1/2047	725,023	749,308
Pool# MA2872 4.50%, 1/1/2047	632,371	661,895
Pool# BE5475 3.50%, 2/1/2047	1,911,926	1,942,163
Pool# BM3688 3.50%, 2/1/2047	1,619,854	1,647,811
Pool# AS8807 3.50%, 2/1/2047	242,974	246,831
Pool# MA2959 3.50%, 4/1/2047	4,636,587	4,710,183
Pool# BM5347 3.50%, 5/1/2047	1,107,680	1,123,007
Pool# BM5348 3.50%, 5/1/2047	861,818	875,107
Pool# BE3619 4.00%, 5/1/2047	4,425,481	4,573,715
Pool# MA2995 4.00%, 5/1/2047	430,435	444,854
Pool# AS9829 3.50%, 6/1/2047	1,559,820	1,584,258
Pool# AS9831 4.00%, 6/1/2047	7,397,381	7,645,167
Pool# BE3702 4.00%, 6/1/2047	2,077,654	2,147,247
Pool# MA3057 3.50%, 7/1/2047	5,103,598	5,183,559
Pool# BE3767 3.50%, 7/1/2047	2,142,149	2,175,710
Pool# BM1538 4.00%, 7/1/2047	3,587,930	3,705,276
Pool# CA0062 4.00%, 7/1/2047	1,850,889	1,912,888
Pool# AS9975 4.00%, 7/1/2047	1,725,108	1,782,823
Pool# MA3058 4.00%, 7/1/2047	1,612,707	1,666,727
Pool# MA3087 3.50%, 8/1/2047	3,565,965	3,621,650
Pool# CA0237 4.00%, 8/1/2047	4,071,888	4,208,288
Pool# MA3088 4.00%, 8/1/2047	3,753,738	3,879,477
Pool# MA3120 3.50%, 9/1/2047	696,151	706,986
Pool# BH4019 4.00%, 9/1/2047	4,058,435	4,194,381
Pool# MA3121 4.00%, 9/1/2047	1,916,052	1,979,877
Pool# MA3149 4.00%, 10/1/2047	2,411,702	2,492,452
Pool# BH9360 4.00%, 10/1/2047	1,280,789	1,323,284
Pool# BJ0276 4.50%, 10/1/2047	654,338	684,834
Pool# MA3183 4.00%, 11/1/2047	3,101,951	3,205,861
Pool# MA3210 3.50%, 12/1/2047	3,967,327	4,028,489
Pool# MA3211 4.00%, 12/1/2047	507,253	524,115
Pool# BM3392 4.00%, 1/1/2048	3,543,827	3,660,442
Pool# BJ8783 3.50%, 2/1/2048	2,327,969	2,363,835

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# BM3590 3.50%, 3/1/2048	$1,544,174	$1,572,265
Pool# BM3900 4.00%, 4/1/2048	1,628,355	1,680,530
Pool# CA1551 4.00%, 4/1/2048	1,142,070	1,178,477
Pool# CA1710 4.50%, 5/1/2048	2,371,398	2,480,162
Pool# MA3384 4.00%, 6/1/2048	2,005,565	2,067,976
Pool# MA3415 4.00%, 7/1/2048	4,058,720	4,184,399
Pool# CA2056 4.50%, 7/1/2048	2,519,290	2,635,329
Pool# CA2057 4.50%, 7/1/2048	753,295	787,992
Pool# BK4764 4.00%, 8/1/2048	3,558,072	3,667,809
Pool# BM2007 4.00%, 9/1/2048	5,530,973	5,696,801
Pool# BM4991 4.00%, 9/1/2048	2,963,852	3,051,480
Pool# BK7608 4.00%, 9/1/2048	1,894,262	1,952,221
Pool# MA3521 4.00%, 11/1/2048	1,883,013	1,939,521
Pool# BN3899 4.00%, 12/1/2048	2,996,726	3,085,634
Pool# MA3537 4.50%, 12/1/2048	2,046,216	2,138,136
FNMA TBA 4.00%, 4/25/2048	12,990,000	13,361,543
5.00%, 4/25/2049	1,870,000	1,976,970
GNMA I Pool
Pool# 618988 6.00%, 6/15/2034	11,040	11,892
Pool# 689575 6.50%, 7/15/2038	9,780	10,736
GNMA II Pool
Pool# MA0699 3.50%, 1/20/2043	1,225,537	1,256,223
Pool# MA0783 3.50%, 2/20/2043	1,505,695	1,549,932
Pool# MA2679 4.00%, 3/20/2045	27,364	28,458
Pool# MA2892 3.50%, 6/20/2045	111,533	114,150
Pool# MA3035 4.00%, 8/20/2045	58,766	60,967
Pool# MA3106 4.00%, 9/20/2045	1,600,152	1,659,341
Pool# MA3245 4.00%, 11/20/2045	1,642,866	1,708,425
Pool# MA3803 3.50%, 7/20/2046	684,958	701,043
Pool# MA4510 3.50%, 6/20/2047	2,555,812	2,614,025
Pool# MA4511 4.00%, 6/20/2047	1,356,997	1,401,631
Pool# MA4586 3.50%, 7/20/2047	3,737,322	3,822,027
Pool# MA4587 4.00%, 7/20/2047	2,753,872	2,845,334
Pool# MA4652 3.50%, 8/20/2047	2,633,585	2,692,942
Pool# MA4778 3.50%, 10/20/2047	1,958,157	2,001,859
Pool# MA5079 4.50%, 3/20/2048	2,306,325	2,396,150
Pool# MA5398 4.00%, 8/20/2048	1,754,374	1,812,078
Pool# MA5399 4.50%, 8/20/2048	3,372,437	3,503,784
Pool# MA5467 4.50%, 9/20/2048	1,245,906	1,294,654
Pool# MA5529 4.50%, 10/20/2048	2,432,866	2,528,577
Pool# MA5596 4.50%, 11/20/2048	1,974,570	2,053,119
Pool# MA5651 4.00%, 12/20/2048	1,578,452	1,630,369
Pool# MA5710 4.00%, 1/20/2049	1,742,113	1,799,413
Pool# MA5711 4.50%, 1/20/2049	2,440,750	2,537,994
Pool# MA5816 3.50%, 3/20/2049	1,825,000	1,864,978
GNMA TBA 4.00%, 4/15/2049	8,995,000	9,287,162

Total Mortgage-Backed Securities (cost $475,516,438)		476,008,528

U.S. Government Agency Securities 1.1%

	Principal Amount	Value
FHLB, 5.50%, 7/15/2036	7,955,000	10,608,885
FNMA, 5.63%, 7/15/2037	3,060,000	4,135,421
Tennessee Valley Authority, 5.25%, 9/15/2039	3,000,000	3,859,727

Total U.S. Government Agency Securities (cost $18,546,834)		18,604,033

U.S. Treasury Obligations 10.2%

	Principal Amount	Value
U.S. Treasury Bonds 2.75%, 8/15/2042	37,755,000	37,595,721
3.00%, 11/15/2045	4,500,000	4,670,156
2.25%, 8/15/2046	2,370,000	2,113,374
U.S. Treasury Inflation Linked Bonds 2.38%, 1/15/2027(i)	27,835,000	39,715,902
3.63%, 4/15/2028(i)	3,185,000	6,290,116
3.88%, 4/15/2029(i)	19,155,000	38,733,029
2.13%, 2/15/2040(i)	5,270,000	7,651,999
1.38%, 2/15/2044(i)	7,540,000	8,992,641
U.S. Treasury Inflation Linked Notes, 0.13%, 4/15/2021(i)	23,300,000	24,548,222
U.S. Treasury Notes, 2.75%, 8/31/2023	750,000	766,055

Total U.S. Treasury Obligations (cost $167,287,508)		171,077,215

Short-Term Investment 0.3%

	Principal Amount	Value
U.S. Treasury Obligation 0.3%
U.S. Treasury Bills, 2.38%, 1/2/2020(j)	4,500,000	4,419,701

Total Short-Term Investment (cost $4,419,356)		4,419,701

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Repurchase Agreements 3.3%

	Principal Amount	Value
Bank of America NA 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $10,002,167, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $10,200,000.(k)	$10,000,000	$10,000,000
Deutsche Bank Securities, Inc. 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $4,023,956, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $4,080,001.(k)(l)	4,000,000	4,000,000
ML Pierce Fenner & Smith, Inc. 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $20,895,711, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $21,309,008.(k)	20,891,185	20,891,185
NatWest Markets Securities, Inc. 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $10,004,803, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $10,202,138.(k)	10,000,000	10,000,000
Pershing LLC 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $10,002,125, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $10,200,001.(k)	10,000,000	10,000,000

Total Repurchase Agreements (cost $54,891,185)		54,891,185

Total Investments (cost $1,744,095,567) — 105.2%		1,761,490,038
Liabilities in excess of other assets — (5.2)%		(86,793,973)

NET ASSETS — 100.0%		$1,674,696,065

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $175,656,526 which represents 10.49% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(c)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $64,431,951, which was collateralized by cash used to purchase repurchase agreements with a total value of $54,891,185 and by $11,664,942, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 4/18/2019 – 11/15/2048, a total value of $66,556,127.

(d)	PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date reflects the next call date.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.
(g)	Security in default.
(h)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2019.
(i)	Principal amounts are not adjusted for inflation.
(j)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(k)

Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $54,891,185.

(l)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.
†	Amount rounds to less than 0.1%.

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery
Currency:
EUR	Euro
USD	United States Dollar
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Foreign Exchange AUD/USD	14	6/2019	USD	995,260	4,811
U.S. Treasury 10 Year Note	418	6/2019	USD	51,923,438	788,899
U.S. Treasury 10 Year Ultra Note	219	6/2019	USD	29,079,094	(31,925)
U.S. Treasury 2 Year Note	854	6/2019	USD	181,982,063	642,043
U.S. Treasury Ultra Bond	44	6/2019	USD	7,392,000	197,431

					1,601,259

Short Contracts
Euro-Bund	(146)	6/2019	EUR	(27,242,416)	(542,063)
Euro-Buxl	(80)	6/2019	EUR	(17,199,568)	(795,363)
Foreign Exchange EUR/USD	(113)	6/2019	USD	(15,945,006)	146,477
Foreign Exchange ZAR/USD	(161)	6/2019	USD	(5,524,313)	(45,853)
U.S. Treasury 5 Year Note	(804)	6/2019	USD	(93,125,813)	(755,055)
U.S. Treasury Long Bond	(78)	6/2019	USD	(11,673,188)	(351,815)
30 Day Federal Funds	(1)	7/2019	USD	(406,908)	(400)

					(2,344,072)

					(742,813)

Currency:

AUD	Australian Dollar
EUR	Euro
USD	United States Dollar
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$102,148,559	$—	$102,148,559
Collateralized Mortgage Obligations	—	123,799,290	—	123,799,290
Commercial Mortgage-Backed Securities	—	176,023,165	—	176,023,165
Corporate Bonds	—	577,985,645	—	577,985,645
Foreign Government Securities	—	56,532,717	—	56,532,717
Futures Contracts	1,779,661	—	—	1,779,661
Mortgage-Backed Securities	—	476,008,528	—	476,008,528
Repurchase Agreements	—	54,891,185	—	54,891,185
Short-Term Investment	—	4,419,701	—	4,419,701
U.S. Government Agency Securities	—	18,604,033	—	18,604,033
U.S. Treasury Obligations	—	171,077,215	—	171,077,215

Total Assets	$1,779,661	$1,761,490,038	$—	$1,763,269,699

Liabilities:
Futures Contracts	$(2,522,474)	$—	$—	$(2,522,474)

Total Liabilities	$(2,522,474)	$—	$—	$(2,522,474)

Total	$(742,813)	$1,761,490,038	$—	$1,760,747,225

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to currency and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to changes in the level of interest rates and to manage currency risk. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts
Currency risk	Unrealized appreciation from futures contracts	$151,288
Interest rate risk	Unrealized appreciation from futures contracts	1,628,373

Total		$1,779,661

Liabilities:
Futures Contracts
Currency risk	Unrealized depreciation from futures contracts	$(45,853)
Interest rate risk	Unrealized depreciation from futures contracts	(2,476,621)

Total		$(2,522,474)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

March 31, 2019 (Unaudited)

NVIT DFA Capital Appreciation Fund

Investment Companies 92.1%

	Shares	Value
Equity Funds 85.1%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	101,164	$2,112,310
DFA International Large Cap Growth Portfolio	149,926	1,872,579
DFA Real Estate Securities Portfolio, Institutional Class	30,829	1,174,596
DFA U.S. Core Equity 1 Portfolio, Institutional Class	231,710	5,398,840
DFA U.S. Small Cap Portfolio, Institutional Class	42,071	1,403,895
DFA VA International Small Portfolio	40,532	466,527
DFA VA International Value Portfolio	276,444	3,278,631
DFA VA U.S. Large Value Portfolio	168,843	4,215,998

Total Equity Funds (cost $20,431,089)		19,923,376

Fixed Income Fund 7.0%
DFA VA Global Bond Portfolio	156,023	1,638,237

Total Investment Companies (cost $22,094,469)		21,561,613

Investment Contract 8.0%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(b)(c)(d)	$1,872,583	1,872,583

Total Investment Contract (cost $1,872,583)		1,872,583

Total Investments (cost $23,967,052) — 100.1%		23,434,196
Liabilities in excess of other assets — (0.1)%		(34,046)

NET ASSETS — 100.0%		$23,400,150

(a)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(b)	Investment in affiliate.
(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT DFA Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$21,561,613	$—	$—	$21,561,613
Investment Contract	—	—	1,872,583	1,872,583

Total	$21,561,613	$—	$1,872,583	$23,434,196

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT DFA Capital Appreciation Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$1,855,523	$1,855,523
Purchases*	182,427	182,427
Sales	(165,367)	(165,367)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2019	$1,872,583	$1,872,583

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2019 (Unaudited)

NVIT DFA Moderate Fund

Investment Companies 85.1%

	Shares	Value
Equity Funds 65.0%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	49,236	$1,028,046
DFA International Large Cap Growth Portfolio	144,020	1,798,813
DFA U.S. Core Equity 1 Portfolio, Institutional Class	264,245	6,156,908
DFA U.S. Small Cap Portfolio, Institutional Class	22,331	745,173
DFA VA International Small Portfolio	66,258	762,624
DFA VA International Value Portfolio	191,827	2,275,071
DFA VA U.S. Large Value Portfolio	152,898	3,817,863

Total Equity Funds (cost $16,155,410)		16,584,498

Fixed Income Funds 20.1%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	62,221	773,405
DFA Intermediate Term Extended Quality Portfolio	120,233	1,281,684
DFA Investment Grade Portfolio	118,151	1,280,753
DFA Short Duration Real Return Portfolio, Institutional Class	181,829	1,791,013

Total Fixed Income Funds (cost $5,070,451)		5,126,855

Total Investment Companies (cost $21,225,861)		21,711,353

Investment Contract 15.0%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(b)(c)(d)	$3,822,424	3,822,424

Total Investment Contract (cost $3,822,424)		3,822,424

Total Investments (cost $25,048,285) — 100.1%		25,533,777
Liabilities in excess of other assets — (0.1)%		(35,471)

NET ASSETS — 100.0%		$25,498,306

(a)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(b)	Investment in affiliate.
(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT DFA Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$21,711,353	$—	$—	$21,711,353
Investment Contract	—	—	3,822,424	3,822,424

Total	$21,711,353	$—	$3,822,424	$25,533,777

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT DFA Moderate Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$3,693,309	$3,693,309
Purchases*	223,186	223,186
Sales	(94,071)	(94,071)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2019	$3,822,424	$3,822,424

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund

Common Stocks 79.0%

	Shares	Value
Aerospace & Defense 2.0%
Arconic, Inc.	22,326	$426,650
Boeing Co. (The)	27,173	10,364,326
General Dynamics Corp.	14,012	2,371,951
Harris Corp.(a)	6,126	978,384
Huntington Ingalls Industries, Inc.(a)	2,195	454,804
L3 Technologies, Inc.(a)	4,047	835,179
Lockheed Martin Corp.	12,714	3,816,234
Northrop Grumman Corp.	8,779	2,366,818
Raytheon Co.	14,594	2,657,276
Textron, Inc.(a)	12,139	614,962
TransDigm Group, Inc.*	2,503	1,136,337
United Technologies Corp.	41,915	5,402,424

		31,425,345

Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.(a)	7,079	615,802
Expeditors International of Washington, Inc.	8,899	675,434
FedEx Corp.	12,418	2,252,750
United Parcel Service, Inc., Class B	35,988	4,021,299

		7,565,285

Airlines 0.3%
Alaska Air Group, Inc.(a)	6,214	348,730
American Airlines Group, Inc.(a)	20,908	664,038
Delta Air Lines, Inc.	31,955	1,650,476
Southwest Airlines Co.(a)	25,731	1,335,696
United Continental Holdings, Inc.*	11,726	935,500

		4,934,440

Auto Components 0.1%
Aptiv plc	13,449	1,069,061
BorgWarner, Inc.(a)	10,746	412,754

		1,481,815

Automobiles 0.3%
Ford Motor Co.(a)	202,073	1,774,201
General Motors Co.	68,001	2,522,837
Harley-Davidson, Inc.	8,258	294,480

		4,591,518

Banks 4.2%
Bank of America Corp.	464,561	12,817,238
BB&T Corp.	39,495	1,837,702
Citigroup, Inc.	121,644	7,568,690
Citizens Financial Group, Inc.	24,308	790,010
Comerica, Inc.	8,220	602,690
Fifth Third Bancorp	39,780	1,003,252
First Republic Bank	8,531	857,024
Huntington Bancshares, Inc.(a)	54,155	686,685
JPMorgan Chase & Co.	169,340	17,142,288
KeyCorp	52,186	821,930
M&T Bank Corp.(a)	7,164	1,124,891
People’s United Financial, Inc.(a)	20,347	334,505
PNC Financial Services Group, Inc. (The)	23,459	2,877,481
Regions Financial Corp.	52,787	746,936
SunTrust Banks, Inc.(a)	22,930	1,358,603
SVB Financial Group*	2,719	604,597
US Bancorp(a)	77,807	3,749,519
Wells Fargo & Co.	211,798	10,234,079
Zions Bancorp NA	9,844	447,016

		65,605,136

Beverages 1.4%
Brown-Forman Corp., Class B(a)	8,930	471,326
Coca-Cola Co. (The)	198,956	9,323,078
Constellation Brands, Inc., Class A(a)	8,613	1,510,117
Molson Coors Brewing Co., Class B	9,507	567,093
Monster Beverage Corp.*(a)	20,390	1,112,886
PepsiCo, Inc.(a)	72,638	8,901,787

		21,886,287

Biotechnology 1.9%
AbbVie, Inc.	76,289	6,148,130
Alexion Pharmaceuticals, Inc.*	11,640	1,573,495
Amgen, Inc.	32,188	6,115,076
Biogen, Inc.*	10,175	2,405,166
Celgene Corp.*(a)	36,240	3,418,882
Gilead Sciences, Inc.	65,968	4,288,580
Incyte Corp.*	8,951	769,876
Regeneron Pharmaceuticals, Inc.*	4,047	1,661,779
Vertex Pharmaceuticals, Inc.*	13,221	2,432,003

		28,812,987

Building Products 0.2%
Allegion plc	4,788	434,319
AO Smith Corp.	7,339	391,316
Fortune Brands Home & Security, Inc.(a)	7,101	338,079
Johnson Controls International plc	47,202	1,743,642
Masco Corp.	15,566	611,899

		3,519,255

Capital Markets 2.1%
Affiliated Managers Group, Inc.	2,694	288,554
Ameriprise Financial, Inc.	7,008	897,725
Bank of New York Mellon Corp. (The)	44,264	2,232,234
BlackRock, Inc.(a)	6,333	2,706,534
Cboe Global Markets, Inc.	5,760	549,734
Charles Schwab Corp. (The)(a)	61,354	2,623,497
CME Group, Inc.	18,500	3,044,730
E*TRADE Financial Corp.	12,741	591,565
Franklin Resources, Inc.(a)	15,289	506,677
Goldman Sachs Group, Inc. (The)	17,712	3,400,527
Intercontinental Exchange, Inc.(a)	29,400	2,238,516
Invesco Ltd.	20,687	399,466
Moody’s Corp.(a)	8,593	1,556,106
Morgan Stanley	67,160	2,834,152
MSCI, Inc.	4,362	867,340
Nasdaq, Inc.(a)	5,902	516,366
Northern Trust Corp.(a)	11,297	1,021,362
Raymond James Financial, Inc.	6,569	528,213
S&P Global, Inc.	12,857	2,707,041
State Street Corp.	19,817	1,304,157
T. Rowe Price Group, Inc.	12,221	1,223,567

		32,038,063

Chemicals 1.6%
Air Products & Chemicals, Inc.	11,357	2,168,733
Albemarle Corp.(a)	5,517	452,284
Celanese Corp.	6,626	653,390
CF Industries Holdings, Inc.(a)	11,803	482,507
DowDuPont, Inc.	116,608	6,216,372
Eastman Chemical Co.	7,201	546,412
Ecolab, Inc.	13,099	2,312,497

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund

Common Stocks (continued)

	Shares	Value
Chemicals (continued)
FMC Corp.	6,825	$524,296
International Flavors & Fragrances, Inc.(a)	5,154	663,784
Linde plc	28,496	5,013,301
LyondellBasell Industries NV, Class A	15,745	1,323,840
Mosaic Co. (The)	18,017	492,044
PPG Industries, Inc.	12,201	1,377,127
Sherwin-Williams Co. (The)	4,220	1,817,596

		24,044,183

Commercial Services & Supplies 0.3%
Cintas Corp.(a)	4,379	885,040
Copart, Inc.*	10,388	629,409
Republic Services, Inc.(a)	11,128	894,469
Rollins, Inc.(a)	7,339	305,449
Waste Management, Inc.	20,163	2,095,137

		4,809,504

Communications Equipment 1.0%
Arista Networks, Inc.*	2,622	824,514
Cisco Systems, Inc.	227,675	12,292,173
F5 Networks, Inc.*	3,094	485,541
Juniper Networks, Inc.	17,510	463,490
Motorola Solutions, Inc.	8,463	1,188,375

		15,254,093

Construction & Engineering 0.1%
Fluor Corp.(a)	7,222	265,770
Jacobs Engineering Group, Inc.(a)	6,028	453,245
Quanta Services, Inc.	7,318	276,181

		995,196

Construction Materials 0.1%
Martin Marietta Materials, Inc.(a)	3,202	644,178
Vulcan Materials Co.(a)	6,819	807,370

		1,451,548

Consumer Finance 0.5%
American Express Co.	35,764	3,909,005
Capital One Financial Corp.	24,200	1,976,898
Discover Financial Services	16,985	1,208,653
Synchrony Financial	33,778	1,077,518

		8,172,074

Containers & Packaging 0.2%
Avery Dennison Corp.(a)	4,400	497,200
Ball Corp.	17,292	1,000,515
International Paper Co.	20,898	966,951
Packaging Corp. of America	4,768	473,844
Sealed Air Corp.(a)	8,055	371,013
Westrock Co.	12,995	498,358

		3,807,881

Distributors 0.1%
Genuine Parts Co.	7,578	848,963
LKQ Corp.*	16,037	455,130

		1,304,093

Diversified Consumer Services 0.0%†
H&R Block, Inc.(a)	10,635	254,602

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B*(a)	100,554	20,200,293
Jefferies Financial Group, Inc.	14,422	270,989

		20,471,282

Diversified Telecommunication Services 1.6%
AT&T, Inc.	376,673	11,812,465
CenturyLink, Inc.	48,562	582,259
Verizon Communications, Inc.	213,661	12,633,775

		25,028,499

Electric Utilities 1.6%
Alliant Energy Corp.	11,833	557,689
American Electric Power Co., Inc.	25,508	2,136,295
Duke Energy Corp.(a)	37,140	3,342,600
Edison International	17,007	1,053,073
Entergy Corp.	9,345	893,662
Evergy, Inc.	13,175	764,809
Eversource Energy	16,531	1,172,875
Exelon Corp.	50,144	2,513,719
FirstEnergy Corp.(a)	25,337	1,054,273
NextEra Energy, Inc.	24,726	4,780,030
Pinnacle West Capital Corp.	5,661	541,078
PPL Corp.	36,508	1,158,764
Southern Co. (The)(a)	53,074	2,742,864
Xcel Energy, Inc.	26,588	1,494,512

		24,206,243

Electrical Equipment 0.4%
AMETEK, Inc.	11,746	974,566
Eaton Corp. plc	21,909	1,764,989
Emerson Electric Co.	31,790	2,176,661
Rockwell Automation, Inc.	6,182	1,084,694

		6,000,910

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	15,415	1,455,793
Corning, Inc.	40,695	1,347,005
FLIR Systems, Inc.	7,010	333,536
IPG Photonics Corp.*	1,781	270,320
Keysight Technologies, Inc.*	9,756	850,723
TE Connectivity Ltd.	17,527	1,415,305

		5,672,682

Energy Equipment & Services 0.4%
Baker Hughes a GE Co.	26,235	727,234
Halliburton Co.	45,123	1,322,104
Helmerich & Payne, Inc.	5,660	314,470
National Oilwell Varco, Inc.	19,753	526,220
Schlumberger Ltd.	71,671	3,122,705
TechnipFMC plc	21,776	512,172

		6,524,905

Entertainment 1.5%
Activision Blizzard, Inc.	39,910	1,817,102
Electronic Arts, Inc.*	15,495	1,574,757
Netflix, Inc.*	22,575	8,049,342
Take-Two Interactive Software, Inc.*	5,876	554,518
Viacom, Inc., Class B	18,016	505,709
Walt Disney Co. (The)	90,712	10,071,754

		22,573,182

Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc.	5,452	777,237
American Tower Corp.	22,810	4,494,939
Apartment Investment & Management Co., Class A	7,810	392,765
AvalonBay Communities, Inc.	7,218	1,448,869
Boston Properties, Inc.	8,050	1,077,734
Crown Castle International Corp.	21,489	2,750,592
Digital Realty Trust, Inc.	10,755	1,279,845
Duke Realty Corp.	18,069	552,550

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.	4,155	$1,882,880
Equity Residential	19,231	1,448,479
Essex Property Trust, Inc.	3,442	995,564
Extra Space Storage, Inc.	6,744	687,281
Federal Realty Investment Trust	3,713	511,837
HCP, Inc.	24,213	757,867
Host Hotels & Resorts, Inc.	38,283	723,549
Iron Mountain, Inc.	14,813	525,269
Kimco Realty Corp.	21,804	403,374
Macerich Co. (The)	5,479	237,515
Mid-America Apartment Communities, Inc.	5,804	634,551
Prologis, Inc.	32,595	2,345,210
Public Storage	7,832	1,705,653
Realty Income Corp.	15,119	1,112,154
Regency Centers Corp.	8,666	584,868
SBA Communications Corp.*	5,823	1,162,620
Simon Property Group, Inc.	15,978	2,911,351
SL Green Realty Corp.	4,361	392,141
UDR, Inc.	13,568	616,801
Ventas, Inc.	18,599	1,186,802
Vornado Realty Trust	8,791	592,865
Welltower, Inc.	19,431	1,507,846
Weyerhaeuser Co.	38,608	1,016,935

		36,717,943

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	22,830	5,528,056
Kroger Co. (The)(a)	40,843	1,004,738
Sysco Corp.	24,430	1,630,947
Walgreens Boots Alliance, Inc.	41,469	2,623,744
Walmart, Inc.	73,612	7,179,378

		17,966,863

Food Products 0.9%
Archer-Daniels-Midland Co.	29,241	1,261,164
Campbell Soup Co.	9,967	380,042
Conagra Brands, Inc.(a)	25,288	701,489
General Mills, Inc.(a)	31,135	1,611,236
Hershey Co. (The)	7,223	829,417
Hormel Foods Corp.(a)	13,807	618,001
JM Smucker Co. (The)(a)	5,769	672,088
Kellogg Co.(a)	13,194	757,072
Kraft Heinz Co. (The)	32,515	1,061,615
Lamb Weston Holdings, Inc.	7,624	571,343
McCormick & Co., Inc. (Non-Voting)(a)	6,322	952,283
Mondelez International, Inc., Class A	74,680	3,728,026
Tyson Foods, Inc., Class A	15,429	1,071,235

		14,215,011

Gas Utilities 0.0%†
Atmos Energy Corp.	5,468	562,821

Health Care Equipment & Supplies 2.8%
Abbott Laboratories	90,818	7,259,991
ABIOMED, Inc.*	2,318	661,998
Align Technology, Inc.*(a)	3,807	1,082,444
Baxter International, Inc.(a)	24,659	2,005,023
Becton Dickinson and Co.(a)	13,975	3,489,977
Boston Scientific Corp.*	71,671	2,750,733
Cooper Cos., Inc. (The)	2,500	740,425
Danaher Corp.(a)	32,134	4,242,331
Dentsply Sirona, Inc.	11,189	554,862
Edwards Lifesciences Corp.*	10,744	2,055,649
Hologic, Inc.*	13,845	670,098
IDEXX Laboratories, Inc.*(a)	4,515	1,009,554
Intuitive Surgical, Inc.*	5,949	3,394,380
Medtronic plc	69,348	6,316,216
ResMed, Inc.	7,375	766,779
Stryker Corp.	15,996	3,159,530
Teleflex, Inc.(a)	2,175	657,198
Varian Medical Systems, Inc.*	4,641	657,723
Zimmer Biomet Holdings, Inc.	10,623	1,356,557

		42,831,468

Health Care Providers & Services 2.2%
AmerisourceBergen Corp.	8,080	642,522
Anthem, Inc.	13,290	3,813,964
Cardinal Health, Inc.	15,415	742,232
Centene Corp.*	21,444	1,138,676
Cigna Corp.	19,653	3,160,596
CVS Health Corp.	67,375	3,633,534
DaVita, Inc.*	6,404	347,673
HCA Healthcare, Inc.	13,811	1,800,678
Henry Schein, Inc.*(a)	7,889	474,208
Humana, Inc.	7,011	1,864,926
Laboratory Corp. of America Holdings*	5,100	780,198
McKesson Corp.	9,923	1,161,586
Quest Diagnostics, Inc.(a)	6,950	624,944
UnitedHealth Group, Inc.	49,618	12,268,547
Universal Health Services, Inc., Class B	4,378	585,645
WellCare Health Plans, Inc.*(a)	2,539	684,895

		33,724,824

Health Care Technology 0.1%
Cerner Corp.*	16,775	959,698

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	20,706	1,050,208
Chipotle Mexican Grill, Inc.*(a)	1,243	882,915
Darden Restaurants, Inc.	6,399	777,287
Hilton Worldwide Holdings, Inc.(a)	15,146	1,258,784
Marriott International, Inc., Class A(a)	14,582	1,824,062
McDonald’s Corp.	39,575	7,515,292
MGM Resorts International	26,336	675,782
Norwegian Cruise Line Holdings Ltd.*	11,450	629,292
Royal Caribbean Cruises Ltd.	8,763	1,004,415
Starbucks Corp.	64,305	4,780,434
Wynn Resorts Ltd.	4,955	591,231
Yum! Brands, Inc.	15,850	1,581,989

		22,571,691

Household Durables 0.2%
DR Horton, Inc.(a)	17,674	731,350
Garmin Ltd.	6,272	541,587
Leggett & Platt, Inc.(a)	6,782	286,336
Lennar Corp., Class A(a)	14,828	727,907
Mohawk Industries, Inc.*	3,181	401,283
Newell Brands, Inc.(a)	20,128	308,764
PulteGroup, Inc.(a)	13,196	368,960

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund

Common Stocks (continued)

	Shares	Value
Household Durables (continued)
Whirlpool Corp.(a)	3,292	$437,474

		3,803,661

Household Products 1.3%
Church & Dwight Co., Inc.(a)	12,677	902,983
Clorox Co. (The)(a)	6,681	1,072,033
Colgate-Palmolive Co.	44,563	3,054,348
Kimberly-Clark Corp.(a)	17,813	2,207,031
Procter & Gamble Co. (The)(a)	129,348	13,458,659

		20,695,054

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	33,478	605,282
NRG Energy, Inc.	14,538	617,574

		1,222,856

Industrial Conglomerates 1.2%
3M Co.(a)	29,777	6,187,065
General Electric Co.	450,125	4,496,749
Honeywell International, Inc.	37,708	5,992,555
Roper Technologies, Inc.	5,401	1,846,980

		18,523,349

Insurance 1.9%
Aflac, Inc.	38,809	1,940,450
Allstate Corp. (The)	17,173	1,617,353
American International Group, Inc.	44,971	1,936,451
Aon plc	12,412	2,118,728
Arthur J Gallagher & Co.	9,420	735,702
Assurant, Inc.	2,681	254,454
Brighthouse Financial, Inc.*	6,038	219,119
Chubb Ltd.	23,702	3,320,176
Cincinnati Financial Corp.(a)	7,683	659,970
Everest Re Group Ltd.	2,060	444,878
Hartford Financial Services Group, Inc. (The)	18,539	921,759
Lincoln National Corp.	10,569	620,400
Loews Corp.(a)	14,148	678,114
Marsh & McLennan Cos., Inc.	26,120	2,452,668
MetLife, Inc.	49,521	2,108,109
Principal Financial Group, Inc.	13,636	684,391
Progressive Corp. (The)	30,193	2,176,613
Prudential Financial, Inc.	21,154	1,943,630
Torchmark Corp.	5,243	429,664
Travelers Cos., Inc. (The)	13,623	1,868,531
Unum Group(a)	10,994	371,927
Willis Towers Watson plc	6,676	1,172,639

		28,675,726

Interactive Media & Services 3.8%
Alphabet, Inc., Class A*	15,479	18,217,080
Alphabet, Inc., Class C*	15,894	18,648,589
Facebook, Inc., Class A*	123,361	20,563,045
TripAdvisor, Inc.*	5,106	262,704
Twitter, Inc.*	37,594	1,236,091

		58,927,509

Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.*	21,335	37,992,301
Booking Holdings, Inc.*	2,328	4,062,151
eBay, Inc.	44,506	1,652,953
Expedia Group, Inc.	6,189	736,491

		44,443,896

IT Services 4.1%
Accenture plc, Class A	32,960	5,801,619
Akamai Technologies, Inc.*	8,663	621,224
Alliance Data Systems Corp.	2,396	419,252
Automatic Data Processing, Inc.	22,528	3,598,623
Broadridge Financial Solutions, Inc.	5,999	622,036
Cognizant Technology Solutions Corp., Class A	29,741	2,154,735
DXC Technology Co.	13,876	892,366
Fidelity National Information Services, Inc.	16,701	1,888,883
Fiserv, Inc.*	20,256	1,788,200
FleetCor Technologies, Inc.*	4,513	1,112,861
Gartner, Inc.*	4,680	709,862
Global Payments, Inc.	8,245	1,125,607
International Business Machines Corp.(a)	46,026	6,494,269
Jack Henry & Associates, Inc.(a)	4,024	558,290
Mastercard, Inc., Class A	46,679	10,990,571
Paychex, Inc.(a)	16,702	1,339,500
PayPal Holdings, Inc.*	60,665	6,299,454
Total System Services, Inc.	8,419	799,889
VeriSign, Inc.*	5,477	994,404
Visa, Inc., Class A(a)	90,506	14,136,132
Western Union Co. (The)(a)	22,532	416,166

		62,763,943

Leisure Products 0.0%†
Hasbro, Inc.(a)	5,946	505,529
Mattel, Inc.*(a)	18,938	246,194

		751,723

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	16,630	1,336,720
Illumina, Inc.*(a)	7,573	2,352,855
IQVIA Holdings, Inc.*(a)	8,185	1,177,412
Mettler-Toledo International, Inc.*	1,301	940,623
PerkinElmer, Inc.(a)	5,592	538,845
Thermo Fisher Scientific, Inc.	20,817	5,698,029
Waters Corp.*	3,700	931,327

		12,975,811

Machinery 1.2%
Caterpillar, Inc.	29,767	4,033,131
Cummins, Inc.	7,486	1,181,815
Deere & Co.	16,472	2,632,885
Dover Corp.	7,498	703,312
Flowserve Corp.	6,776	305,869
Fortive Corp.	15,234	1,277,980
Illinois Tool Works, Inc.(a)	15,612	2,240,790
Ingersoll-Rand plc	12,582	1,358,227
PACCAR, Inc.(a)	17,931	1,221,818
Parker-Hannifin Corp.	6,691	1,148,309
Pentair plc	8,159	363,157
Snap-on, Inc.(a)	2,847	445,612
Stanley Black & Decker, Inc.(a)	7,827	1,065,803
Wabtec Corp.(a)	6,114	450,724
Xylem, Inc.	9,167	724,560

		19,153,992

Media 1.1%
CBS Corp. (Non-Voting), Class B	17,654	839,095
Charter Communications, Inc., Class A*	8,974	3,113,170
Comcast Corp., Class A	233,554	9,337,489
Discovery, Inc., Class A*(a)	8,591	232,129
Discovery, Inc., Class C*	18,193	462,466
DISH Network Corp., Class A*	11,871	376,192

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund

Common Stocks (continued)
	Shares	Value
Media (continued)
Fox Corp., Class A*(a)	18,354	$673,775
Fox Corp., Class B*	8,474	304,047
Interpublic Group of Cos., Inc. (The)	19,374	407,048
News Corp., Class A(a)	21,100	262,484
News Corp., Class B	6,704	83,733
Omnicom Group, Inc.	11,612	847,560

		16,939,188

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	74,975	966,428
Newmont Mining Corp.(a)	27,599	987,216
Nucor Corp.	15,797	921,755

		2,875,399

Multiline Retail 0.4%
Dollar General Corp.	13,595	1,621,884
Dollar Tree, Inc.*	12,409	1,303,441
Kohl’s Corp.(a)	8,594	591,009
Macy’s, Inc.	15,542	373,474
Nordstrom, Inc.(a)	5,764	255,806
Target Corp.	26,987	2,165,977

		6,311,591

Multi-Utilities 0.9%
Ameren Corp.(a)	12,620	928,201
CenterPoint Energy, Inc.	25,380	779,166
CMS Energy Corp.	14,621	812,050
Consolidated Edison, Inc.	16,244	1,377,654
Dominion Energy, Inc.	39,452	3,024,390
DTE Energy Co.	9,484	1,183,034
NiSource, Inc.(a)	18,327	525,252
Public Service Enterprise Group, Inc.(a)	26,401	1,568,483
Sempra Energy(a)	14,293	1,798,917
WEC Energy Group, Inc.(a)	16,468	1,302,290

		13,299,437

Oil, Gas & Consumable Fuels 3.9%
Anadarko Petroleum Corp.	25,839	1,175,158
Apache Corp.	19,748	684,466
Cabot Oil & Gas Corp.	22,459	586,180
Chevron Corp.	98,255	12,103,051
Cimarex Energy Co.(a)	5,253	367,185
Concho Resources, Inc.(a)	10,462	1,160,863
ConocoPhillips(a)	58,667	3,915,436
Devon Energy Corp.	22,673	715,560
Diamondback Energy, Inc.	8,031	815,387
EOG Resources, Inc.	29,995	2,854,924
Exxon Mobil Corp.	219,088	17,702,310
Hess Corp.	12,809	771,486
HollyFrontier Corp.	8,240	405,985
Kinder Morgan, Inc.	99,211	1,985,212
Marathon Oil Corp.	42,339	707,485
Marathon Petroleum Corp.	34,841	2,085,234
Noble Energy, Inc.(a)	24,672	610,138
Occidental Petroleum Corp.	38,762	2,566,044
ONEOK, Inc.	21,481	1,500,233
Phillips 66(a)	21,698	2,064,999
Pioneer Natural Resources Co.(a)	8,708	1,326,054
Valero Energy Corp.	21,601	1,832,413
Williams Cos., Inc. (The)	63,200	1,815,104

		59,750,907

Personal Products 0.1%
Coty, Inc., Class A(a)	26,030	299,345
Estee Lauder Cos., Inc. (The), Class A	11,289	1,868,894

		2,168,239

Pharmaceuticals 3.8%
Allergan plc	16,169	2,367,303
Bristol-Myers Squibb Co.(a)	84,423	4,027,821
Eli Lilly & Co.	45,133	5,856,458
Johnson & Johnson	137,717	19,251,460
Merck & Co., Inc.	133,483	11,101,781
Mylan NV*	26,668	755,771
Nektar Therapeutics*(a)	9,452	317,587
Perrigo Co. plc(a)	6,365	306,539
Pfizer, Inc.	287,198	12,197,299
Zoetis, Inc.	24,760	2,492,589

		58,674,608

Professional Services 0.2%
Equifax, Inc.(a)	6,149	728,656
IHS Markit Ltd.*	18,599	1,011,414
Nielsen Holdings plc	17,980	425,587
Robert Half International, Inc.	6,146	400,473
Verisk Analytics, Inc.(a)	8,590	1,142,470

		3,708,600

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	16,083	795,304

Road & Rail 0.8%
CSX Corp.	40,083	2,999,010
JB Hunt Transport Services, Inc.(a)	4,418	447,499
Kansas City Southern(a)	5,195	602,516
Norfolk Southern Corp.	13,833	2,585,249
Union Pacific Corp.	37,388	6,251,274

		12,885,548

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc.*(a)	45,564	1,162,793
Analog Devices, Inc.	19,047	2,005,078
Applied Materials, Inc.	49,111	1,947,742
Broadcom, Inc.	20,491	6,161,849
Intel Corp.	232,575	12,489,277
KLA-Tencor Corp.(a)	8,061	962,564
Lam Research Corp.	7,892	1,412,747
Maxim Integrated Products, Inc.(a)	14,426	767,030
Microchip Technology, Inc.(a)	12,175	1,010,038
Micron Technology, Inc.*	57,969	2,395,859
NVIDIA Corp.(a)	31,337	5,626,872
Qorvo, Inc.*	6,325	453,692
QUALCOMM, Inc.	62,584	3,569,166
Skyworks Solutions, Inc.	9,006	742,815
Texas Instruments, Inc.	48,541	5,148,744
Xilinx, Inc.	13,195	1,672,994

		47,529,260

Software 5.1%
Adobe, Inc.*(a)	25,221	6,721,144
ANSYS, Inc.*	4,289	783,643
Autodesk, Inc.*	11,422	1,779,776
Cadence Design Systems, Inc.*	14,371	912,702
Citrix Systems, Inc.	6,644	662,141
Fortinet, Inc.*(a)	7,391	620,622
Intuit, Inc.	13,396	3,501,848
Microsoft Corp.	396,758	46,793,639

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund

Common Stocks (continued)

	Shares	Value
Software (continued)
Oracle Corp.(a)	131,773	$7,077,528
Red Hat, Inc.*	9,140	1,669,878
salesforce.com, Inc.*	39,557	6,264,642
Symantec Corp.(a)	33,062	760,096
Synopsys, Inc.*	7,659	881,934

		78,429,593

Specialty Retail 1.9%
Advance Auto Parts, Inc.	3,785	645,456
AutoZone, Inc.*	1,291	1,322,139
Best Buy Co., Inc.	12,111	860,608
CarMax, Inc.*(a)	9,019	629,526
Foot Locker, Inc.	5,844	354,146
Gap, Inc. (The)	11,053	289,368
Home Depot, Inc. (The)	58,410	11,208,295
L Brands, Inc.	12,011	331,263
Lowe’s Cos., Inc.	41,419	4,534,138
O’Reilly Automotive, Inc.*	4,054	1,574,168
Ross Stores, Inc.	19,166	1,784,355
Tiffany & Co.	5,509	581,475
TJX Cos., Inc. (The)	63,993	3,405,067
Tractor Supply Co.	6,212	607,285
Ulta Beauty, Inc.*	2,934	1,023,174

		29,150,463

Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	231,647	44,001,348
Hewlett Packard Enterprise Co.(a)	71,237	1,099,187
HP, Inc.	79,324	1,541,265
NetApp, Inc.(a)	12,775	885,819
Seagate Technology plc(a)	13,281	636,027
Western Digital Corp.(a)	14,833	712,874
Xerox Corp.	10,287	328,978

		49,205,498

Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	8,251	377,483
Hanesbrands, Inc.(a)	18,699	334,338
NIKE, Inc., Class B(a)	65,094	5,481,566
PVH Corp.	3,884	473,654
Ralph Lauren Corp.(a)	2,730	354,026
Tapestry, Inc.	14,698	477,538
Under Armour, Inc., Class A*(a)	10,238	216,431
Under Armour, Inc., Class C*(a)	10,369	195,663
VF Corp.	16,983	1,475,993

		9,386,692

Tobacco 0.8%
Altria Group, Inc.	96,932	5,566,805
Philip Morris International, Inc.	80,382	7,104,965

		12,671,770

Trading Companies & Distributors 0.1%
Fastenal Co.(a)	14,822	953,203
United Rentals, Inc.*	4,197	479,507
WW Grainger, Inc.	2,316	696,954

		2,129,664

Water Utilities 0.1%
American Water Works Co., Inc.(a)	9,337	973,476

Total Common Stocks (cost $1,165,547,603)		1,220,804,084

Purchased Options 2.3%

	Number of Contracts	Value
Call Options 2.3%
Future Interest Rate Options: 1.0%
U.S. Treasury 30 Year Bond 5/24/2019 at USD 144.00 American Style, Notional Amount: USD 147,000,000 Exchange Traded*	1,470	8,521,406
U.S. Treasury 30 Year Bond 5/24/2019 at USD 145.00 American Style, Notional Amount: USD 135,200,000 Exchange Traded*	1,352	6,591,000

Future Equity Index Options: 1.3%
S&P 500 E-Mini Index 6/21/2019 at USD 2,500.00, American Style, Notional Amount: USD 159,576,720 Exchange Traded*	1,126	19,614,920

Total Purchased Options (cost $29,477,863)		34,727,326

Short-Term Investments 13.2%

	Principal Amount	Value
U.S. Treasury Obligation 13.2%
U.S. Treasury Bills 2.39%, 06/06/2019(b)	$6,000,000	5,974,040
2.40% 06/13/2019(a)	199,000,000	198,046,161

Total Short-Term Investment (cost $204,009,200)		204,020,201

Repurchase Agreements 4.9%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $5,001,084, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $5,100,000.(c)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $6,035,934, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $6,120,001.(c)(d)	6,000,000	6,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund

Repurchase Agreements (continued)

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $35,819,445, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $36,527,919.(c)	$35,811,685	$35,811,685
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $15,007,205, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $15,303,206.(c)	15,000,000	15,000,000
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $14,002,976, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $14,280,001.(c)	14,000,000	14,000,000

Total Repurchase Agreements (cost $75,811,685)		75,811,685

Total Investments (cost $1,474,846,351) — 99.4%		1,535,363,296
Other assets in excess of liabilities — 0.6%		9,057,679

NET ASSETS — 100.0%		$1,544,420,975

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $96,014,077, which was collateralized by cash used to purchase repurchase agreements with a total value of $75,811,685 and by $21,590,295, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 4/4/2019 – 2/15/2049, a total value of $97,401,980.

(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $75,811,685.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund

Futures contracts outstanding as of March 31, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,547	6/2019	USD	361,393,830	5,156,872
U.S. Treasury Long Bond	321	6/2019	USD	48,039,656	805,968

					5,962,840

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,220,804,084	$—	$—	$1,220,804,084
Futures Contracts	5,962,840	—	—	5,962,840
Purchased Options	34,727,326	—	—	34,727,326
Repurchase Agreements	—	75,811,685	—	75,811,685
Short-Term Investments	—	204,020,201	—	204,020,201

Total	$1,261,494,250	$279,831,886	$—	$1,541,326,136

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using purchased options and financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund

Options

The Fund has long positions in options on equity index futures contracts and bond treasury futures contracts, which are exchange-traded. Such option investments are utilized to gain exposure to the value of equities and bonds. The purchase of call options provides a measure of downside risk control.

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”), guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Purchased Options
Interest rate risk	Investment securities, at value	$19,614,920
Equity risk	Investment securities, at value	15,112,406

Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	5,156,872
Interest rate risk	Unrealized appreciation from futures contracts	805,968

Total		$40,690,166

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 97.8%

	Shares	Value
ARGENTINA 0.3%
Banks 0.1%
Grupo Supervielle SA, ADR	138,543	$842,341

Construction Materials 0.2%
Loma Negra Cia Industrial Argentina SA, ADR*	159,449	1,745,967

		2,588,308

BRAZIL 7.5%
Airlines 0.5%
Azul SA, ADR*	156,513	4,571,745

Banks 2.8%
Banco Bradesco SA (Preference)	818,006	8,941,896
Banco do Brasil SA	823,100	10,242,106
Itau Unibanco Holding SA, ADR	364,828	3,214,135

		22,398,137

Beverages 0.3%
Ambev SA	598,764	2,573,767

Chemicals 0.7%
Braskem SA (Preference), Class A	417,458	5,427,002

Diversified Consumer Services 0.3%
Estacio Participacoes SA	377,111	2,562,007

Diversified Telecommunication Services 0.9%
Telefonica Brasil SA, ADR(a)	373,548	4,508,725
Telefonica Brasil SA (Preference)	277,454	3,365,999

		7,874,724

Household Durables 0.2%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	493,946	2,052,563

Metals & Mining 1.0%
Vale SA	642,600	8,358,797

Road & Rail 0.5%
Rumo SA*	917,400	4,487,009

Transportation Infrastructure 0.3%
CCR SA	807,300	2,420,653

		62,726,404

CANADA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Parex Resources, Inc.*	266,300	4,168,815

CHILE 0.5%
Electric Utilities 0.5%
Enel Americas SA	24,304,136	4,320,783

CHINA 29.4%
Auto Components 0.2%
Minth Group Ltd.	444,156	1,400,127

Banks 3.7%
China Construction Bank Corp., Class H	16,524,706	14,165,700
Industrial & Commercial Bank of China Ltd., Class H	22,968,000	16,822,020

		30,987,720

Construction Materials 0.7%
China National Building Material Co. Ltd., Class H	7,132,000	5,623,198

Diversified Consumer Services 0.7%
New Oriental Education & Technology Group, Inc., ADR*	68,754	6,194,048

Entertainment 0.5%
NetEase, Inc., ADR	18,764	4,530,568

Health Care Providers & Services 0.3%
Sinopharm Group Co. Ltd., Class H	602,000	2,507,492

Hotels, Restaurants & Leisure 1.4%
Huazhu Group Ltd., ADR	159,128	6,705,653
Xiabuxiabu Catering Management China Holdings Co. Ltd. Reg. S(b)	2,987,056	5,204,742

		11,910,395

Insurance 3.6%
PICC Property & Casualty Co. Ltd., Class H	4,129,000	4,691,250
Ping An Insurance Group Co. of China Ltd., Class H(a)	2,298,213	25,731,772

		30,423,022

Interactive Media & Services 8.0%
58.com, Inc., ADR*	73,725	4,842,258
Autohome, Inc., ADR*	25,357	2,665,528
Baidu, Inc., ADR*	34,720	5,723,592
Tencent Holdings Ltd.	1,148,859	52,826,348

		66,057,726

Internet & Direct Marketing Retail 5.6%
Alibaba Group Holding Ltd., ADR*(a)	230,391	42,034,839
Ctrip.com International Ltd., ADR*	96,717	4,225,566

		46,260,405

Leisure Products 0.2%
Goodbaby International Holdings Ltd.	5,700,000	1,656,282

Life Sciences Tools & Services 0.2%
Wuxi Biologics Cayman, Inc. Reg. S*(a)(b)	181,000	1,760,068

Machinery 1.1%
Haitian International Holdings Ltd.	2,266,748	5,151,068
Weichai Power Co. Ltd., Class H	2,627,993	4,205,391

		9,356,459

Marine 0.4%
SITC International Holdings Co. Ltd.	3,442,000	3,533,776

Pharmaceuticals 0.3%
CSPC Pharmaceutical Group Ltd.	1,240,000	2,305,770

Real Estate Management & Development 0.6%
China Resources Land Ltd.	1,190,462	5,337,265

Textiles, Apparel & Luxury Goods 1.3%
ANTA Sports Products Ltd.	701,730	4,773,114
Shenzhou International Group Holdings Ltd.	423,386	5,673,267

		10,446,381

Wireless Telecommunication Services 0.6%
China Mobile Ltd.	489,585	5,006,377

		245,297,079

COLOMBIA 0.6%
Banks 0.6%
Bancolombia SA, ADR	94,229	4,811,333

GEORGIA 0.5%
Banks 0.3%
Bank of Georgia Group plc	121,184	2,611,408

Capital Markets 0.2%
Georgia Capital plc*	121,184	1,720,549

		4,331,957

HONG KONG 0.9%
Household Durables 0.7%
Techtronic Industries Co. Ltd.	830,000	5,595,462

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)
	Shares	Value
HONG KONG (continued)
Pharmaceuticals 0.2%
United Laboratories International Holdings Ltd. (The)	3,033,226	$1,795,760

		7,391,222

HUNGARY 0.5%
Oil, Gas & Consumable Fuels 0.5%
MOL Hungarian Oil & Gas plc	358,894	4,108,935

INDIA 9.4%
Auto Components 0.3%
Motherson Sumi Systems Ltd.	1,314,141	2,847,847

Automobiles 0.5%
Maruti Suzuki India Ltd.	46,024	4,437,630

Banks 2.0%
HDFC Bank Ltd., ADR	125,240	14,516,569
Kotak Mahindra Bank Ltd.	148,153	2,855,851

		17,372,420

Chemicals 0.8%
UPL Ltd.	499,982	6,929,305

Communications Equipment 0.1%
Tejas Networks Ltd. Reg. S*(b)	302,966	742,508

Construction & Engineering 1.2%
Larsen & Toubro Ltd.	339,719	6,785,852
Voltas Ltd.	313,228	2,841,844

		9,627,696

Health Care Providers & Services 0.4%
Apollo Hospitals Enterprise Ltd.	187,222	3,320,418

IT Services 1.1%
Infosys Ltd., ADR(a)	485,665	5,308,318
Tech Mahindra Ltd.	381,289	4,263,919

		9,572,237

Metals & Mining 1.2%
Hindalco Industries Ltd.	1,874,203	5,550,895
Hindustan Zinc Ltd.	1,054,395	4,215,477

		9,766,372

Pharmaceuticals 0.2%
Piramal Enterprises Ltd.	34,311	1,369,620

Road & Rail 0.3%
Container Corp. of India Ltd.	282,010	2,140,050

Thrifts & Mortgage Finance 0.6%
Housing Development Finance Corp. Ltd.	162,685	4,624,145

Tobacco 0.7%
ITC Ltd.	1,313,362	5,629,385

		78,379,633

INDONESIA 1.8%
Banks 1.0%
Bank Mandiri Persero Tbk. PT*	10,545,800	5,523,447
Bank Rakyat Indonesia Persero Tbk. PT	7,749,000	2,245,335

		7,768,782

Diversified Telecommunication Services 0.4%
Telekomunikasi Indonesia Persero Tbk. PT, ADR	127,718	3,507,136

Real Estate Management & Development 0.1%
Pakuwon Jati Tbk. PT	22,060,526	1,069,262

Trading Companies & Distributors 0.3%
AKR Corporindo Tbk. PT	8,154,536	2,704,411

		15,049,591

LUXEMBOURG 1.1%
Energy Equipment & Services 0.4%
Tenaris SA, ADR	128,339	3,625,577

Metals & Mining 0.7%
Ternium SA, ADR	202,163	5,502,877

		9,128,454

MACAU 0.6%
Hotels, Restaurants & Leisure 0.6%
Sands China Ltd.	1,062,400	5,338,135

MALAYSIA 0.3%
Beverages 0.3%
Heineken Malaysia Bhd.	438,300	2,578,020

MEXICO 3.6%
Banks 1.2%
Grupo Financiero Banorte SAB de CV, Class O(a)	1,860,231	10,114,697

Beverages 1.1%
Arca Continental SAB de CV	510,525	2,844,016
Fomento Economico Mexicano SAB de CV	641,720	5,922,857

		8,766,873

Equity Real Estate Investment Trusts (REITs) 0.4%
PLA Administradora Industrial S de RL de CV	2,326,624	3,593,575

Food Products 0.4%
Gruma SAB de CV, Class B	322,085	3,288,842

Transportation Infrastructure 0.5%
Grupo Aeroportuario del Centro Norte SAB de CV	373,406	2,109,976
Grupo Aeroportuario del Pacifico SAB de CV, ADR	27,700	2,464,469

		4,574,445

		30,338,432

PANAMA 0.5%
Airlines 0.5%
Copa Holdings SA, Class A	48,546	3,913,293

PERU 1.5%
Banks 1.5%
Credicorp Ltd.	52,073	12,494,916

PHILIPPINES 0.9%
Banks 0.6%
BDO Unibank, Inc.	2,015,995	5,141,320

Diversified Financial Services 0.3%
GT Capital Holdings, Inc.	121,288	2,152,591

		7,293,911

PORTUGAL 0.5%
Oil, Gas & Consumable Fuels 0.5%
Galp Energia SGPS SA(a)	250,944	4,017,699

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)
	Shares	Value
RUSSIA 7.3%
Banks 1.9%
Sberbank of Russia PJSC, ADR	596,199	$7,910,168
Sberbank of Russia PJSC, ADR	514,471	6,780,728
Sberbank of Russia PJSC (Preference)	465,301	1,334,629

		16,025,525

Electric Utilities 0.3%
Inter RAO UES PJSC	45,178,284	2,573,265

Interactive Media & Services 0.4%
Mail.Ru Group Ltd., GDR Reg. S*	121,644	3,006,580

Metals & Mining 1.0%
MMC Norilsk Nickel PJSC, ADR	165,581	3,481,341
Severstal PJSC, GDR Reg. S	295,923	4,617,603

		8,098,944

Oil, Gas & Consumable Fuels 3.0%
Lukoil PJSC, ADR	142,569	12,747,095
Lukoil PJSC, ADR	137,003	12,281,459

		25,028,554

Road & Rail 0.7%
Globaltrans Investment plc, GDR Reg. S	558,445	5,943,340

		60,676,208

SOUTH AFRICA 4.5%
Diversified Financial Services 1.2%
FirstRand Ltd.	2,254,987	9,847,167

Food & Staples Retailing 0.2%
Massmart Holdings Ltd.	269,502	1,485,817

Industrial Conglomerates 0.4%
Bidvest Group Ltd. (The)(a)	274,738	3,689,635

Insurance 0.3%
Sanlam Ltd.	438,749	2,243,818

Internet & Direct Marketing Retail 1.6%
Naspers Ltd., Class N	57,462	13,295,690

Trading Companies & Distributors 0.3%
Barloworld Ltd.	259,054	2,282,538

Wireless Telecommunication Services 0.5%
Vodacom Group Ltd.	574,678	4,447,780

		37,292,445

SOUTH KOREA 12.1%
Auto Components 0.3%
Nexen Tire Corp.	204,346	1,786,723
Woory Industrial Co. Ltd.	42,989	1,119,428

		2,906,151

Banks 1.2%
KB Financial Group, Inc.	165,279	6,107,991
Shinhan Financial Group Co. Ltd.	104,727	3,879,518

		9,987,509

Chemicals 0.6%
LG Chem Ltd. (Preference)	25,290	4,637,928

Electronic Equipment, Instruments & Components 0.3%
Samsung Electro-Mechanics Co. Ltd.	23,700	2,180,881

Entertainment 0.6%
NCSoft Corp.	11,333	4,960,113

Household Durables 0.4%
Coway Co. Ltd.	40,865	3,398,820

Insurance 0.8%
DB Insurance Co. Ltd.	65,836	3,984,445
Orange Life Insurance Ltd. Reg. S(b)	87,985	2,790,476

		6,774,921

Metals & Mining 0.3%
POSCO	10,176	2,275,757

Oil, Gas & Consumable Fuels 0.3%
S-Oil Corp.	35,128	2,772,540

Semiconductors & Semiconductor Equipment 1.9%
SK Hynix, Inc.	241,546	15,783,340

Technology Hardware, Storage & Peripherals 5.4%
Samsung Electronics Co. Ltd.	965,844	37,981,400
Samsung Electronics Co. Ltd. (Preference)	236,960	7,580,092

		45,561,492

		101,239,452

TAIWAN 8.6%
Chemicals 0.8%
Formosa Plastics Corp.	1,974,000	7,022,965

Communications Equipment 0.0%†
Wistron NeWeb Corp.	714	1,880

Electronic Equipment, Instruments & Components 1.0%
Chroma ATE, Inc.	854,000	4,069,971
Largan Precision Co. Ltd.	30,000	4,500,567

		8,570,538

Food & Staples Retailing 0.3%
President Chain Store Corp.	276,319	2,723,655

Semiconductors & Semiconductor Equipment 6.0%
Globalwafers Co. Ltd.	290,000	2,865,311
Silicon Motion Technology Corp., ADR	78,655	3,117,884
Taiwan Semiconductor Manufacturing Co. Ltd.	2,893,639	23,148,928
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	503,880	20,638,925

		49,771,048

Wireless Telecommunication Services 0.5%
Far EasTone Telecommunications Co. Ltd.	1,602,000	3,859,646

		71,949,732

THAILAND 2.6%
Banks 0.9%
Bangkok Bank PCL	416,700	2,840,597
Kasikornbank PCL, NVDR	806,378	4,784,316

		7,624,913

Construction Materials 0.4%
Siam Cement PCL (The)	220,200	3,316,704

Oil, Gas & Consumable Fuels 0.7%
PTT PCL	3,665,650	5,515,512

Wireless Telecommunication Services 0.6%
Advanced Info Service PCL	901,156	5,234,122

		21,691,251

TURKEY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	80,948	1,813,283

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)
	Shares	Value

UNITED ARAB EMIRATES 0.2%
Real Estate Management & Development 0.2%
Emaar Properties PJSC	1,301,003	$1,662,548

UNITED KINGDOM 1.4%
Paper & Forest Products 0.6%
Mondi plc	244,075	5,419,338

Personal Products 0.8%
Unilever NV, NYRS	113,728	6,629,205

		12,048,543

Total Common Stocks (cost $826,582,436)		816,650,382

Warrants 0.3%

	Number of Warrants	Value
NETHERLANDS ANTILLES 0.3%
Capital Markets 0.3%
Merrill Lynch International & Co. CV, expiring at an exercise price of $0.00 on 6/13/2019*	8,374,407	2,261,090

Total Warrants (cost $2,404,735)		2,261,090

Repurchase Agreements 1.4%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $3,000,650, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $3,060,000.(c)	$3,000,000	3,000,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $4,127,130, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $4,208,761.(c)	4,126,236	4,126,236
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $2,000,961, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $2,040,428.(c)	2,000,000	2,000,000
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $2,200,468, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $2,244,000.(c)	2,200,000	2,200,000

Total Repurchase Agreements (cost $11,326,236)		11,326,236

Total Investments (cost $840,313,407) — 99.5%		830,237,708
Other assets in excess of liabilities — 0.5%		4,047,699

NET ASSETS — 100.0%		$834,285,407

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $38,746,340, which was collateralized by cash used to purchase repurchase agreements with a total value of $11,326,236 and by $28,028,581, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 4/4/2019 – 2/15/2049, a total value of $39,354,817.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $10,497,794 which represents 1.26% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $11,326,236.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Emerging Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Airlines	$8,485,038	$—	$—	$8,485,038
Auto Components	—	7,154,125	—	7,154,125
Automobiles	—	4,437,630	—	4,437,630
Banks	71,958,721	76,222,300	—	148,181,021
Beverages	11,340,640	2,578,020	—	13,918,660
Capital Markets	—	1,720,549	—	1,720,549
Chemicals	5,427,002	18,590,198	—	24,017,200
Communications Equipment	—	744,388	—	744,388
Construction & Engineering	—	9,627,696	—	9,627,696
Construction Materials	1,745,967	8,939,902	—	10,685,869
Diversified Consumer Services	8,756,055	—	—	8,756,055
Diversified Financial Services	—	11,999,758	—	11,999,758
Diversified Telecommunication Services	11,381,860	—	—	11,381,860
Electric Utilities	4,320,783	2,573,265	—	6,894,048
Electronic Equipment, Instruments & Components	—	10,751,419	—	10,751,419
Energy Equipment & Services	3,625,577	—	—	3,625,577

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Emerging Markets Fund

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Entertainment	$4,530,568	$4,960,113	$—	$9,490,681
Equity Real Estate Investment Trusts (REITs)	3,593,575	—	—	3,593,575
Food & Staples Retailing	—	4,209,472	—	4,209,472
Food Products	3,288,842	—	—	3,288,842
Health Care Providers & Services	—	5,827,910	—	5,827,910
Hotels, Restaurants & Leisure	6,705,653	10,542,877	—	17,248,530
Household Durables	2,052,563	8,994,282	—	11,046,845
Industrial Conglomerates	—	3,689,635	—	3,689,635
Insurance	—	39,441,761	—	39,441,761
Interactive Media & Services	13,231,378	55,832,928	—	69,064,306
Internet & Direct Marketing Retail	46,260,405	13,295,690	—	59,556,095
IT Services	5,308,318	4,263,919	—	9,572,237
Leisure Products	—	1,656,282	—	1,656,282
Life Sciences Tools & Services	—	1,760,068	—	1,760,068
Machinery	—	9,356,459	—	9,356,459
Marine	—	3,533,776	—	3,533,776
Metals & Mining	17,343,015	16,659,732	—	34,002,747
Oil, Gas & Consumable Fuels	16,915,910	30,509,428	—	47,425,338
Paper & Forest Products	—	5,419,338	—	5,419,338
Personal Products	6,629,205	—	—	6,629,205
Pharmaceuticals	—	5,471,150	—	5,471,150
Real Estate Management & Development	—	8,069,075	—	8,069,075
Road & Rail	4,487,009	8,083,390	—	12,570,399
Semiconductors & Semiconductor Equipment	23,756,809	41,797,579	—	65,554,388
Technology Hardware, Storage & Peripherals	—	45,561,492	—	45,561,492
Textiles, Apparel & Luxury Goods	—	10,446,381	—	10,446,381
Thrifts & Mortgage Finance	—	4,624,145	—	4,624,145
Tobacco	—	5,629,385	—	5,629,385
Trading Companies & Distributors	—	4,986,949	—	4,986,949
Transportation Infrastructure	6,995,098	—	—	6,995,098
Wireless Telecommunication Services	—	18,547,925	—	18,547,925

Total Common Stocks	$288,139,991	$528,510,391	$—	$816,650,382

Repurchase Agreements	$—	$11,326,236	$—	$11,326,236
Warrants	2,261,090	—	—	2,261,090

Total	$290,401,081	$539,836,627	$—	$830,237,708

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)

During the period ended March 31, 2019, there were ten transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $49,700,718. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At March 31, 2019, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Government Bond Fund

Asset-Backed Securities 3.8%

	Principal Amount	Value
Automobiles 3.8%
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 3.33%, 2/15/2028(a)	$4,615,384	$4,645,865
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/2022(a)	3,055,556	3,063,587
NextGear Floorplan Master Owner Trust
Series 2018-2A, Class A2, 3.69%, 10/15/2023(a)	4,999,999	5,088,534
Series 2019-1A, Class A2, 3.21%, 2/15/2024(a)	4,500,000	4,532,365

Total Asset-Backed Securities (cost $17,168,381)		17,330,351

Collateralized Mortgage Obligations 9.5%

	Principal Amount	Value
FHLMC REMICS
Series 2985, Class JR, 4.50%, 6/15/2025	3,006,029	3,077,384
Series 2922, Class GA, 5.50%, 5/15/2034	300,558	303,605
FNMA REMICS
Series 2003-64, Class HQ, 5.00%, 7/25/2023	985,544	1,017,892
Series 1993-149, Class M, 7.00%, 8/25/2023	251,404	266,833
Series 2005-40, Class YG, 5.00%, 5/25/2025	2,911,794	2,993,118
Series 2015-92, Class PA, 2.50%, 12/25/2041	6,389,081	6,329,993
Series 2013-59, Class MX, 2.50%, 9/25/2042	24,336,699	24,095,817
Series 2015-88, Class JA, 2.50%, 12/25/2045	4,699,244	4,617,597

Total Collateralized Mortgage Obligations (cost $43,364,536)		42,702,239

Corporate Bonds 5.5%

	Principal Amount	Value
Diversified Financial Services 5.5%
Private Export Funding Corp.,
Series II, 2.05%, 11/15/2022	5,000,000	4,930,563
Series GG, 2.45%, 7/15/2024	5,500,000	5,527,615
Series NN, 3.25%, 6/15/2025(b)	14,000,000	14,459,827
		24,918,005

Total Corporate Bonds (cost $24,389,144)		24,918,005

Foreign Government Securities 4.0%

	Principal Amount	Value
JORDAN 0.5%
Hashemite Kingdom of Jordan, 2.58%, 6/30/2022	2,000,000	2,015,919

UNITED STATES 3.5%
Iraq Government AID Bond, 2.15%, 1/18/2022	10,000,000	9,937,610
Ukraine Government AID Bond, 1.47%, 9/29/2021	6,000,000	5,877,060
		15,814,670

Total Foreign Government Securities (cost $17,980,667)		17,830,589

Mortgage-Backed Securities 38.1%

	Principal Amount	Value
FHLMC Gold Pool
Pool# V83452 4.00%, 9/1/2047	10,636,731	10,980,819
Pool# Q54414 4.00%, 2/1/2048	26,890,561	27,748,381
Pool# G08814 4.00%, 5/1/2048	17,838,353	18,418,987
FHLMC Non Gold Pool
Pool# 847558, 4.93%, 6/1/2035(c)	1,282,755	1,366,552
FNMA Pool
Pool# 874142 5.56%, 12/1/2021	10,253,972	10,920,290
Pool# 745684 4.46%, 4/1/2034(c)	2,705,272	2,821,973
Pool# 790760 4.42%, 9/1/2034(c)	1,141,476	1,185,241
Pool# 799144 3.91%, 4/1/2035(c)	313,326	331,104
Pool# 822705 4.35%, 4/1/2035(c)	379,854	396,943
Pool# 815217 4.05%, 5/1/2035(c)	758,070	786,529
Pool# 821377 4.32%, 5/1/2035(c)	608,007	630,267
Pool# 783609 4.53%, 5/1/2035(c)	507,393	532,661
Pool# 826181 4.37%, 7/1/2035(c)	1,299,447	1,355,051
Pool# 873932 6.31%, 8/1/2036	6,770,531	7,236,241
Pool# 745866 4.34%, 9/1/2036(c)	3,945,751	4,141,950
Pool# BM5426 3.00%, 12/1/2047	29,726,104	29,632,298
Pool# CA1564 4.50%, 4/1/2048	7,313,880	7,649,692
Pool# MA3383 3.50%, 6/1/2048	24,042,490	24,412,932
Pool# BM5267 4.50%, 12/1/2048	14,707,795	15,376,286
GNMA I Pool
Pool# 748484 3.50%, 8/15/2025	167,356	171,148

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Government Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA I Pool (continued)
Pool# 682492 3.50%, 10/15/2025	$496,658	$507,910
Pool# 719433 3.50%, 10/15/2025	365,293	373,570
Pool# 682497 3.50%, 11/15/2025	630,691	645,002
Pool# 733504 3.50%, 11/15/2025	622,574	636,680
Pool# 749618 3.50%, 11/15/2025	455,358	465,675
Pool# 740930 3.50%, 11/15/2025	312,036	319,106
Pool# 742371 3.50%, 11/15/2025	137,685	140,805
Pool# 750403 3.50%, 11/15/2025	120,540	123,271
Pool# 705178 3.50%, 11/15/2025	93,579	95,699
Pool# 755650 3.50%, 12/15/2025	1,828,860	1,870,297
Pool# 682502 3.50%, 12/15/2025	656,324	671,195

Total Mortgage-Backed Securities (cost $168,642,952)		171,944,555

U.S. Government Agency Securities 25.2%

	Principal Amount	Value
FFCB 2.54%, 4/5/2021	15,000,000	15,051,254
2.75%, 11/6/2026	2,000,000	2,020,204
2.43%, 9/13/2027	22,000,000	21,562,105
3.19%, 3/9/2033	2,475,000	2,526,994
FHLB 1.63%, 6/14/2019	5,000,000	4,992,101
1.88%, 3/13/2020	10,000,000	9,945,180
2.75%, 12/11/2026	11,500,000	11,577,280
3.00%, 12/11/2026	10,000,000	10,292,635
Tennessee Valley Authority
2.25%, 3/15/2020	7,000,000	6,984,587
7.13%, 5/1/2030	20,721,000	29,100,724

Total U.S. Government Agency Securities (cost $112,997,599)		114,053,064

U.S. Treasury Obligations 14.8%

	Principal Amount	Value
U.S. Treasury Bonds 3.13%, 11/15/2041	7,100,000	7,552,348
2.50%, 2/15/2046	15,000,000	14,107,617
U.S. Treasury Notes 1.88%, 4/30/2022	7,000,000	6,924,531
1.63%, 11/15/2022	3,500,000	3,426,445
2.00%, 11/30/2022	12,000,000	11,901,563
2.13%, 12/31/2022(d)	10,750,000	10,705,908
2.38%, 8/15/2024	1,000,000	1,005,039
2.25%, 11/15/2024	2,500,000	2,495,117
2.25%, 11/15/2027	9,000,000	8,904,375

Total U.S. Treasury Obligations (cost $66,497,537)		67,022,943

Repurchase Agreements 0.1%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc. 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $474,373, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $483,755.(e)	474,270	474,270
Pershing LLC 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $120,026, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $122,400.(e)	120,000	120,000

Total Repurchase Agreements (cost $594,270)		594,270

Total Investments (cost $451,635,086) — 101.0%		456,396,016
Liabilities in excess of other assets — (1.0)%		(4,437,622)

NET ASSETS — 100.0%		$451,958,394

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $17,330,351 which represents 3.83% of net assets.

(b)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $576,327, which was collateralized by cash used to purchase repurchase agreements with a total value of $594,270.

(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(d)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $594,270.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Government Bond Fund

AID	Agency for International Development
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMICS	Real Estate Mortgage Investment Conduits

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	118	6/2019	USD	13,667,719	120,465
U.S. Treasury Ultra Bond	156	6/2019	USD	26,208,000	983,133

					1,103,598

Short Contracts
U.S. Treasury 10 Year Note	(126)	6/2019	USD	(15,651,563)	(137,058)
U.S. Treasury 10 Year Ultra Note	(216)	6/2019	USD	(28,680,750)	(559,139)

					(696,197)

					407,401

Currency:

USD        United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$17,330,351	$—	$17,330,351
Collateralized Mortgage Obligations	—	42,702,239	—	42,702,239
Corporate Bonds	—	24,918,005	—	24,918,005
Foreign Government Securities	—	17,830,589	—	17,830,589
Futures Contracts	1,103,598	—	—	1,103,598
Mortgage-Backed Securities	—	171,944,555	—	171,944,555
Repurchase Agreements	—	594,270	—	594,270
U.S. Government Agency Securities	—	114,053,064	—	114,053,064
U.S. Treasury Obligations	—	67,022,943	—	67,022,943

Total Assets	$1,103,598	$456,396,016	$—	$457,499,614

Liabilities:
Futures Contracts	$(696,197)	$—	$—	$(696,197)

Total Liabilities	$(696,197)	$—	$—	$(696,197)

Total	$407,401	$456,396,016	$—	$456,803,417

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Government Bond Fund

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$1,103,598

Total		$1,103,598

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(696,197)

Total		$(696,197)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2019 (Unaudited)

NVIT International Equity Fund

Common Stocks 98.8%

	Shares	Value
AUSTRALIA 4.3%
Airlines 0.4%
Qantas Airways Ltd.	120,355	$484,264

Biotechnology 2.1%
CSL Ltd.	16,911	2,349,298

Construction & Engineering 0.4%
CIMIC Group Ltd.	11,897	408,398

Food Products 0.3%
Inghams Group Ltd.	93,608	290,902

IT Services 0.1%
Link Administration Holdings Ltd.(a)	19,399	101,837

Metals & Mining 0.8%
Evolution Mining Ltd.	45,930	118,583
Regis Resources Ltd.	83,184	311,667
Rio Tinto Ltd.	5,815	405,613

		835,863

Specialty Retail 0.2%
Super Retail Group Ltd.(a)	30,529	174,292

		4,644,854

BELGIUM 0.8%
Media 0.6%
Telenet Group Holding NV	14,571	701,184

Pharmaceuticals 0.2%
UCB SA	1,993	171,236

		872,420

BRAZIL 1.8%
Chemicals 0.6%
Braskem SA (Preference), Class A	48,100	625,306

Metals & Mining 0.6%
Vale SA, ADR	53,273	695,745

Multiline Retail 0.2%
Lojas Renner SA	23,500	262,888

Oil, Gas & Consumable Fuels 0.2%
Petroleo Brasileiro SA (Preference)	28,600	204,967

Paper & Forest Products 0.2%
Suzano Papel e Celulose SA	15,251	181,321

		1,970,227

CANADA 6.5%
Airlines 0.3%
Air Canada*	11,483	276,774

Auto Components 0.5%
Magna International, Inc.	11,125	541,702

Banks 1.6%
Bank of Montreal	2,843	212,722
Royal Bank of Canada	8,389	632,902
Toronto-Dominion Bank (The)	18,426	999,928

		1,845,552

Construction & Engineering 0.1%
Badger Daylighting Ltd.(a)	3,878	117,877

Metals & Mining 1.1%
Kirkland Lake Gold Ltd.	9,449	287,355
Teck Resources Ltd., Class B	36,822	851,975

		1,139,330

Oil, Gas & Consumable Fuels 0.9%
Suncor Energy, Inc.	29,704	962,682

Paper & Forest Products 0.4%
Canfor Corp.*	15,185	155,674
West Fraser Timber Co. Ltd.	5,658	275,205

		430,879

Software 1.0%
Constellation Software, Inc.	1,277	1,082,203

Wireless Telecommunication Services 0.6%
Rogers Communications, Inc., Class B	12,233	657,901

		7,054,900

CHILE 0.3%
Beverages 0.3%
Cia Cervecerias Unidas SA, ADR	10,606	312,453

CHINA 9.6%
Automobiles 0.1%
Geely Automobile Holdings Ltd.	62,000	118,449

Banks 1.3%
China Construction Bank Corp., Class H	372,000	318,895
China Merchants Bank Co. Ltd., Class H	216,500	1,052,014

		1,370,909

Construction Materials 0.8%
Anhui Conch Cement Co. Ltd., Class H	125,500	766,519
China Resources Cement Holdings Ltd.	98,000	101,113

		867,632

Diversified Telecommunication Services 0.9%
China Telecom Corp. Ltd., Class H	1,276,000	708,667
China Unicom Hong Kong Ltd.	216,000	275,677

		984,344

Electronic Equipment, Instruments & Components 0.2%
Sunny Optical Technology Group Co. Ltd.	20,800	248,356

Interactive Media & Services 0.3%
Momo, Inc., ADR*	3,367	128,754
YY, Inc., ADR*(a)	2,718	228,339

		357,093

Machinery 1.2%
Sinotruk Hong Kong Ltd.	314,000	669,097
Yangzijiang Shipbuilding Holdings Ltd.	589,200	654,640

		1,323,737

Metals & Mining 0.3%
Angang Steel Co. Ltd., Class H	240,000	175,467
China Oriental Group Co. Ltd.	206,000	129,361

		304,828

Oil, Gas & Consumable Fuels 2.3%
China Shenhua Energy Co. Ltd., Class H	106,000	242,193
CNOOC Ltd.	848,000	1,584,465
PetroChina Co. Ltd., Class H	1,008,000	653,535

		2,480,193

Pharmaceuticals 0.2%
CSPC Pharmaceutical Group Ltd.	108,000	200,825

Real Estate Management & Development 1.8%
Country Garden Holdings Co. Ltd.	674,000	1,052,447
Future Land Development Holdings Ltd.	328,000	406,068
Longfor Group Holdings Ltd.	97,500	343,373
Shimao Property Holdings Ltd.	54,000	169,207

		1,971,095

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
CHINA (continued)
Specialty Retail 0.2%
Zhongsheng Group Holdings Ltd.(a)	88,000	$218,345

		10,445,806

DENMARK 1.6%
Health Care Equipment & Supplies 0.7%
Coloplast A/S, Class B	6,656	730,470

Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	19,236	1,007,096

		1,737,566

FINLAND 0.2%
Machinery 0.2%
Valmet OYJ	9,062	229,454

FRANCE 6.8%
Auto Components 0.3%
Faurecia SA	1,896	80,136
Valeo SA	6,957	202,546

		282,682

Automobiles 1.0%
Peugeot SA	48,150	1,177,079

Banks 0.4%
BNP Paribas SA	9,186	440,262

Commercial Services & Supplies 0.4%
Edenred	10,462	476,483

Electric Utilities 0.6%
Electricite de France SA	43,846	600,046

Health Care Providers & Services 0.3%
Korian SA	7,093	287,462

Insurance 0.4%
AXA SA	15,297	385,463

Multi-Utilities 0.3%
Engie SA	23,083	344,353

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA	14,730	817,997

Personal Products 0.4%
L’Oreal SA	1,774	477,450

Pharmaceuticals 0.9%
Ipsen SA	6,995	960,490

Real Estate Management & Development 0.2%
Nexity SA	3,915	191,096

Textiles, Apparel & Luxury Goods 0.8%
Hermes International	1,085	717,048
Kering SA	350	201,285

		918,333

		7,359,196

GERMANY 4.9%
Aerospace & Defense 0.9%
MTU Aero Engines AG	4,159	941,643

Airlines 0.3%
Deutsche Lufthansa AG (Registered)	14,113	309,713

Auto Components 0.8%
Continental AG	5,008	753,868
Schaeffler AG (Preference)	11,251	91,434

		845,302

Chemicals 0.7%
Covestro AG Reg. S(b)	13,539	744,804

Insurance 1.6%
Allianz SE (Registered)	8,292	1,844,299

Interactive Media & Services 0.1%
Scout24 AG Reg. S(b)	3,059	158,299

Semiconductors & Semiconductor Equipment 0.2%
Siltronic AG	1,894	167,139

Software 0.3%
SAP SE	2,423	279,964

		5,291,163

HONG KONG 2.0%
Auto Components 0.4%
Xinyi Glass Holdings Ltd.	396,000	454,487

Equity Real Estate Investment Trusts (REITs) 0.3%
Link REIT	27,500	321,573

Household Durables 0.5%
Techtronic Industries Co. Ltd.	80,500	542,692

Industrial Conglomerates 0.3%
Jardine Matheson Holdings Ltd.	5,200	321,672

Pharmaceuticals 0.1%
Sino Biopharmaceutical Ltd.	146,000	133,141

Real Estate Management & Development 0.4%
CK Asset Holdings Ltd.	20,500	182,258
Swire Pacific Ltd., Class A	15,500	199,641

		381,899

		2,155,464

INDIA 1.9%
Banks 0.7%
HDFC Bank Ltd., ADR	6,206	719,337

IT Services 1.2%
Infosys Ltd., ADR(a)	106,624	1,165,401
Wipro Ltd., ADR(a)	46,255	184,095

		1,349,496

		2,068,833

INDONESIA 0.5%
Banks 0.2%
Bank Rakyat Indonesia Persero Tbk. PT	914,200	264,896

Household Products 0.1%
Unilever Indonesia Tbk. PT	35,000	121,142

Oil, Gas & Consumable Fuels 0.1%
Bukit Asam Tbk. PT	412,400	121,610

Paper & Forest Products 0.1%
Indah Kiat Pulp & Paper Corp. Tbk. PT	137,000	82,843

		590,491

ISRAEL 0.2%
Banks 0.2%
Israel Discount Bank Ltd., Class A	78,174	270,615

ITALY 2.5%
Banks 0.3%
Intesa Sanpaolo SpA	133,059	324,261

Electric Utilities 1.6%
Enel SpA	271,334	1,736,701

Health Care Equipment & Supplies 0.2%
DiaSorin SpA	1,654	166,753

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
ITALY (continued)
Insurance 0.4%
Poste Italiane SpA Reg. S(b)	45,427	$442,111

		2,669,826

JAPAN 15.9%
Banks 3.1%
Chiba Bank Ltd. (The)	15,800	86,034
Fukuoka Financial Group, Inc.	50,300	1,119,055
Hokkoku Bank Ltd. (The)	7,400	232,714
Mitsubishi UFJ Financial Group, Inc.	263,500	1,307,815
Sumitomo Mitsui Trust Holdings, Inc.	16,400	590,195

		3,335,813

Building Products 0.4%
AGC, Inc.	11,700	411,097

Chemicals 0.8%
Daicel Corp.	13,300	144,730
Nitto Denko Corp.	5,700	300,504
Shin-Etsu Chemical Co. Ltd.	2,300	193,466
Teijin Ltd.	3,200	52,896
Tosoh Corp.	8,400	131,030

		822,626

Construction & Engineering 0.4%
Nishimatsu Construction Co. Ltd.	4,300	95,395
Taisei Corp.	8,200	381,511

		476,906

Diversified Financial Services 0.8%
ORIX Corp.	61,300	882,400

Entertainment 0.1%
Capcom Co. Ltd.	5,900	132,526

Equity Real Estate Investment Trusts (REITs) 0.2%
Tokyu REIT, Inc.	149	241,243

Insurance 3.5%
Dai-ichi Life Holdings, Inc.	42,500	592,216
Japan Post Holdings Co. Ltd.	121,600	1,423,739
MS&AD Insurance Group Holdings, Inc.(a)	30,800	938,841
Sompo Holdings, Inc.	25,200	931,076

		3,885,872

Interactive Media & Services 0.5%
Dip Corp.(a)	19,200	333,116
Kakaku.com, Inc.(a)	13,000	250,447

		583,563

Machinery 0.3%
Sumitomo Heavy Industries Ltd.	8,400	273,288

Metals & Mining 0.1%
JFE Holdings, Inc.	5,700	96,927

Pharmaceuticals 0.5%
Shionogi & Co. Ltd.	8,000	496,039

Real Estate Management & Development 1.4%
Daito Trust Construction Co. Ltd.(a)	1,300	181,226
Daiwa House Industry Co. Ltd.	42,500	1,352,098

		1,533,324

Road & Rail 1.4%
East Japan Railway Co.	14,100	1,363,620
West Japan Railway Co.(a)	2,300	173,607

		1,537,227

Technology Hardware, Storage & Peripherals 0.5%
FUJIFILM Holdings Corp.	12,000	546,749

Wireless Telecommunication Services 1.9%
NTT DOCOMO, Inc.	94,900	2,104,612

		17,360,212

KAZAKHSTAN 0.2%
Metals & Mining 0.2%
KAZ Minerals plc	20,121	172,066

MACAU 0.8%
Hotels, Restaurants & Leisure 0.8%
Sands China Ltd.	121,200	608,982
Wynn Macau Ltd.	102,000	241,177

		850,159

MALAYSIA 0.1%
Food Products 0.1%
Nestle Malaysia Bhd.	3,100	111,397

MEXICO 1.1%
Food & Staples Retailing 1.1%
Wal-Mart de Mexico SAB de CV	433,900	1,160,628

NETHERLANDS 2.5%
Banks 0.7%
ING Groep NV	60,014	727,450

Capital Markets 0.2%
Euronext NV Reg. S(b)	4,238	268,961

Oil, Gas & Consumable Fuels 1.4%
Royal Dutch Shell plc, Class A	45,754	1,437,695

Professional Services 0.2%
Wolters Kluwer NV	3,767	256,727

		2,690,833

NEW ZEALAND 0.1%
Food Products 0.1%a2 Milk Co. Ltd.*	15,119	147,638

NORWAY 1.7%
Diversified Telecommunication Services 0.6%
Telenor ASA	33,148	663,894

Food Products 0.4%
Salmar ASA	9,019	432,784

Oil, Gas & Consumable Fuels 0.7%
Equinor ASA	32,956	722,251

		1,818,929

POLAND 0.3%
Oil, Gas & Consumable Fuels 0.2%
Polskie Gornictwo Naftowe i Gazownictwo SA	93,502	152,371

Textiles, Apparel & Luxury Goods 0.1%
LPP SA	65	141,058

		293,429

RUSSIA 1.8%
Banks 0.6%
Sberbank of Russia PJSC, ADR	49,267	653,658

Metals & Mining 0.4%
Alrosa PJSC	283,600	398,989

Oil, Gas & Consumable Fuels 0.8%
Lukoil PJSC, ADR	7,114	636,063
Lukoil PJSC, ADR	1,381	123,798
Transneft PJSC (Preference)	41	110,153

		870,014

		1,922,661

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
SINGAPORE 0.2%
Aerospace & Defense 0.2%
Singapore Technologies Engineering Ltd.	71,700	$198,236

SOUTH AFRICA 1.6%
Banks 0.6%
Absa Group Ltd.	17,338	182,898
Standard Bank Group Ltd.	41,814	537,274

		720,172

Diversified Financial Services 0.2%
FirstRand Ltd.	42,994	187,748

Food Products 0.2%
Astral Foods Ltd.	5,669	65,889
AVI Ltd.	27,349	171,111

		237,000

Metals & Mining 0.3%
Anglo American plc	10,190	273,596

Oil, Gas & Consumable Fuels 0.1%
Exxaro Resources Ltd.	12,539	142,774

Specialty Retail 0.2%
Mr Price Group Ltd.	14,567	191,409

		1,752,699

SOUTH KOREA 3.8%
Airlines 0.2%
Korean Air Lines Co. Ltd.	6,505	182,654

Banks 0.2%
KB Financial Group, Inc.	5,598	206,878

Diversified Telecommunication Services 0.2%
LG Uplus Corp.	15,917	216,670

Electric Utilities 0.6%
Korea Electric Power Corp.	22,701	597,337

Industrial Conglomerates 0.1%
SK Holdings Co. Ltd.	449	107,062

IT Services 0.2%
Samsung SDS Co. Ltd.	1,108	229,359

Semiconductors & Semiconductor Equipment 0.3%
SK Hynix, Inc.	5,756	376,114

Technology Hardware, Storage & Peripherals 2.0%
Samsung Electronics Co. Ltd.	56,900	2,237,568

		4,153,642

SPAIN 0.7%
Auto Components 0.1%
CIE Automotive SA	5,521	148,648

IT Services 0.6%
Amadeus IT Group SA	7,004	561,330

		709,978

SWEDEN 0.9%
Hotels, Restaurants & Leisure 0.1%
NetEnt AB*	44,310	160,963

Machinery 0.8%
Atlas Copco AB, Class A	4,631	124,483
Sandvik AB	21,685	352,441
Volvo AB, Class B	23,257	359,521

		836,445

		997,408

SWITZERLAND 5.7%
Capital Markets 0.7%
Partners Group Holding AG	1,077	783,966

Food Products 0.4%
Nestle SA (Registered)	5,045	481,479

Machinery 0.5%
Georg Fischer AG (Registered)	546	497,861

Pharmaceuticals 3.9%
Novartis AG (Registered) REG	4,621	444,742
Roche Holding AG	13,773	3,796,658

		4,241,400

Textiles, Apparel & Luxury Goods 0.2%
Swatch Group AG (The) (Registered)	3,552	196,858

		6,201,564

TAIWAN 3.2%
Capital Markets 0.2%
Yuanta Financial Holding Co. Ltd.	312,000	177,557

Electronic Equipment, Instruments & Components 0.4%
Largan Precision Co. Ltd.	2,000	300,038
Yageo Corp.	16,367	171,079

		471,117

Food Products 0.3%
Uni-President Enterprises Corp.	122,000	296,925

Semiconductors & Semiconductor Equipment 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	311,000	2,487,980

		3,433,579

THAILAND 0.6%
Consumer Finance 0.1%
Muangthai Capital PCL	66,000	91,494

Oil, Gas & Consumable Fuels 0.4%
PTT Exploration & Production PCL	97,400	386,335

Wireless Telecommunication Services 0.1%
Advanced Info Service PCL	22,500	130,685

		608,514

TURKEY 0.5%
Banks 0.1%
Turkiye Vakiflar Bankasi TAO, Class D	184,906	150,354

Construction & Engineering 0.1%
Tekfen Holding A/S	26,757	108,208

Food & Staples Retailing 0.3%
BIM Birlesik Magazalar A/S	18,296	250,106

		508,668

UNITED KINGDOM 12.9%
Airlines 0.7%
International Consolidated Airlines Group SA	111,834	744,621

Automobiles 0.1%
Fiat Chrysler Automobiles NV	9,230	138,012

Banks 1.8%
Lloyds Banking Group plc	909,076	737,426
Royal Bank of Scotland Group plc	386,580	1,247,029

		1,984,455

Beverages 0.3%
Britvic plc	29,865	371,259

Capital Markets 1.0%
Hargreaves Lansdown plc	44,884	1,092,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Entertainment 0.8%
Cineworld Group plc	234,616	$896,800

Food Products 0.9%
Associated British Foods plc	7,398	235,359
Tate & Lyle plc	82,213	777,585

		1,012,944

Hotels, Restaurants & Leisure 0.2%
SSP Group plc	24,115	217,529

Interactive Media & Services 0.1%
Auto Trader Group plc Reg. S(b)	20,889	141,988

Internet & Direct Marketing Retail 0.2%
Moneysupermarket.com Group plc	49,867	241,834

Leisure Products 0.1%
Games Workshop Group plc	2,727	111,772

Multi-Utilities 0.6%
National Grid plc	57,846	643,242

Personal Products 2.3%
Unilever NV, CVA	41,946	2,438,023

Specialty Retail 0.9%
Dunelm Group plc	39,187	444,018
WH Smith plc	17,963	497,234

		941,252

Tobacco 2.1%
Imperial Brands plc	64,196	2,199,663

Trading Companies & Distributors 0.8%
Ashtead Group plc	14,567	351,917
Howden Joinery Group plc	88,120	558,271

		910,188

		14,086,195

UNITED STATES 0.3%
Leisure Products 0.2%
BRP, Inc.	7,026	194,952

Trading Companies & Distributors 0.1%
Ferguson plc	2,263	144,423

		339,375

Total Common Stocks (cost $102,079,256)		107,191,078

Repurchase Agreements 1.8%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $1,526,003, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $1,556,185.(c)	$1,525,672	1,525,672
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $400,085, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $408,000.(c)	$400,000	400,000

Total Repurchase Agreements (cost $1,925,672)		1,925,672

Total Investments (cost $104,004,928) — 100.6%		109,116,750
Liabilities in excess of other assets — (0.6)%		(704,191)

NET ASSETS — 100.0%		$108,412,559

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $3,383,625, which was collateralized by cash used to purchase repurchase agreements with a total value of $1,925,672 and by $1,644,204, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from 4/15/2019 – 5/15/2048, a total value of $3,569,876.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $1,756,163 which represents 1.62% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $1,925,672.

ADR	American Depositary Receipt
CVA	Dutch Certification
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,139,879	$—	$1,139,879
Airlines	276,774	1,721,252	—	1,998,026
Auto Components	541,702	1,731,119	—	2,272,821
Automobiles	—	1,433,540	—	1,433,540
Banks	2,564,889	10,449,723	—	13,014,612
Beverages	312,453	371,259	—	683,712
Biotechnology	—	2,349,298	—	2,349,298
Building Products	—	411,097	—	411,097
Capital Markets	—	2,323,097	—	2,323,097
Chemicals	625,306	1,567,430	—	2,192,736
Commercial Services & Supplies	—	476,483	—	476,483
Construction & Engineering	117,877	993,512	—	1,111,389
Construction Materials	—	867,632	—	867,632
Consumer Finance	—	91,494	—	91,494
Diversified Financial Services	—	1,070,148	—	1,070,148
Diversified Telecommunication Services	—	1,864,908	—	1,864,908
Electric Utilities	—	2,934,084	—	2,934,084
Electronic Equipment, Instruments & Components	—	719,473	—	719,473
Entertainment	—	1,029,326	—	1,029,326
Equity Real Estate Investment Trusts (REITs)	—	562,816	—	562,816
Food & Staples Retailing	1,160,628	250,106	—	1,410,734
Food Products	—	3,011,069	—	3,011,069

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Equity Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	—	897,223	—	897,223
Health Care Providers & Services	—	287,462	—	287,462
Hotels, Restaurants & Leisure	—	1,228,651	—	1,228,651
Household Durables	—	542,692	—	542,692
Household Products	—	121,142	—	121,142
Industrial Conglomerates	321,672	107,062	—	428,734
Insurance	—	6,557,745	—	6,557,745
Interactive Media & Services	357,093	883,850	—	1,240,943
Internet & Direct Marketing Retail	—	241,834	—	241,834
IT Services	1,349,496	892,526	—	2,242,022
Leisure Products	194,952	111,772	—	306,724
Machinery	—	3,160,785	—	3,160,785
Media	—	701,184	—	701,184
Metals & Mining	1,835,075	2,082,269	—	3,917,344
Multiline Retail	262,888	—	—	262,888
Multi-Utilities	—	987,595	—	987,595
Oil, Gas & Consumable Fuels	1,803,712	6,495,177	—	8,298,889
Paper & Forest Products	612,200	82,843	—	695,043
Personal Products	—	2,915,473	—	2,915,473
Pharmaceuticals	—	7,210,227	—	7,210,227
Professional Services	—	256,727	—	256,727
Real Estate Management & Development	—	4,077,414	—	4,077,414
Road & Rail	—	1,537,227	—	1,537,227
Semiconductors & Semiconductor Equipment	—	3,031,233	—	3,031,233
Software	1,082,203	279,964	—	1,362,167
Specialty Retail	—	1,525,298	—	1,525,298
Technology Hardware, Storage & Peripherals	—	2,784,317	—	2,784,317
Textiles, Apparel & Luxury Goods	—	1,256,249	—	1,256,249
Tobacco	—	2,199,663	—	2,199,663
Trading Companies & Distributors	—	1,054,611	—	1,054,611
Wireless Telecommunication Services	657,901	2,235,297	—	2,893,198

Total Common Stocks	$14,076,821	$93,114,257	$—	$107,191,078

Repurchase Agreements	—	1,925,672	—	1,925,672

Total	$14,076,821	$95,039,929	$—	$109,116,750

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks 99.6%

	Shares	Value
AUSTRALIA 7.8%
Banks 1.9%
Australia & New Zealand Banking Group Ltd.	441,401	$8,197,667
Bank of Queensland Ltd.	61,328	397,619
Bendigo & Adelaide Bank Ltd.(a)	77,307	530,829
Commonwealth Bank of Australia	273,236	13,759,210
National Australia Bank Ltd.	424,501	7,643,007
Westpac Banking Corp.	533,781	9,816,327

		40,344,659

Beverages 0.1%
Coca-Cola Amatil Ltd.	79,428	488,240
Treasury Wine Estates Ltd.	113,820	1,211,390

		1,699,630

Biotechnology 0.5%
CSL Ltd.	70,240	9,757,829

Capital Markets 0.3%
ASX Ltd.	31,017	1,542,841
Macquarie Group Ltd.	50,442	4,635,944

		6,178,785

Chemicals 0.1%
Incitec Pivot Ltd.	250,602	557,121
Orica Ltd.	62,331	782,925

		1,340,046

Commercial Services & Supplies 0.1%
Brambles Ltd.	244,163	2,044,872

Construction & Engineering 0.0%†
CIMIC Group Ltd.	15,066	517,183

Construction Materials 0.0%†
Boral Ltd.	178,567	584,215

Containers & Packaging 0.1%
Amcor Ltd.	182,283	1,994,108

Diversified Financial Services 0.1%
AMP Ltd.	471,033	705,786
Challenger Ltd.	90,432	534,490

		1,240,276

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	646,868	1,528,337
TPG Telecom Ltd.	56,512	279,806

		1,808,143

Electric Utilities 0.0%†
AusNet Services	308,293	389,278

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	49,171	495,756

Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus	152,229	1,376,622
Goodman Group	249,576	2,364,171
GPT Group (The)	281,376	1,239,796
Mirvac Group	558,681	1,088,670
Scentre Group	824,226	2,410,979
Stockland	361,407	989,103
Vicinity Centres	506,970	935,311

		10,404,652

Food & Staples Retailing 0.3%
Coles Group Ltd.*	173,210	1,457,871
Woolworths Group Ltd.	204,843	4,430,999

		5,888,870

Gas Utilities 0.1%
APA Group	175,973	1,250,653

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	8,634	1,066,436

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	21,153	967,360
Sonic Healthcare Ltd.	68,388	1,194,306

		2,161,666

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	89,152	1,558,396
Crown Resorts Ltd.	58,491	479,020
Domino’s Pizza Enterprises Ltd.	9,192	283,655
Flight Centre Travel Group Ltd.	9,186	275,056
Tabcorp Holdings Ltd.	298,664	981,255

		3,577,382

Insurance 0.3%
Insurance Australia Group Ltd.	355,134	1,943,223
Medibank Pvt Ltd.	416,523	817,942
QBE Insurance Group Ltd.	202,958	1,771,626
Suncorp Group Ltd.	202,498	1,979,802

		6,512,593

Interactive Media & Services 0.0%†
REA Group Ltd.	8,346	444,424

IT Services 0.0%†
Computershare Ltd.	73,245	889,960

Metals & Mining 2.0%
Alumina Ltd.	388,658	672,435
BHP Group Ltd.	457,377	12,497,633
BHP Group plc	327,923	7,922,671
BlueScope Steel Ltd.	82,983	824,775
Fortescue Metals Group Ltd.	238,170	1,205,162
Newcrest Mining Ltd.	117,852	2,129,455
Rio Tinto Ltd.	57,729	4,026,766
Rio Tinto plc	179,673	10,453,600
South32 Ltd.	774,553	2,055,690

		41,788,187

Multiline Retail 0.2%
Harvey Norman Holdings Ltd.(a)	77,058	220,204
Wesfarmers Ltd.	177,551	4,373,247

		4,593,451

Multi-Utilities 0.1%
AGL Energy Ltd.	104,122	1,610,061

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	37,976	707,761
Oil Search Ltd.	217,183	1,206,246
Origin Energy Ltd.	282,266	1,450,321
Santos Ltd.	278,318	1,356,165
Washington H Soul Pattinson & Co. Ltd.	16,497	308,515
Woodside Petroleum Ltd.	145,562	3,590,082

		8,619,090

Professional Services 0.0%†
SEEK Ltd.	50,652	632,680

Real Estate Management & Development 0.0%†
LendLease Group	90,280	795,338

Road & Rail 0.0%†
Aurizon Holdings Ltd.	300,629	973,797

Transportation Infrastructure 0.2%
Sydney Airport	167,475	884,685
Transurban Group	415,406	3,897,033

		4,781,718

		164,385,738

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG	47,522	1,746,692
Raiffeisen Bank International AG	21,628	485,932

		2,232,624

Electric Utilities 0.0%†
Verbund AG	10,428	500,144

Machinery 0.0%†
ANDRITZ AG	11,845	508,569

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
AUSTRIA (continued)
Metals & Mining 0.0%†
voestalpine AG	18,545	$565,798

Oil, Gas & Consumable Fuels 0.1%
OMV AG	21,863	1,185,843

		4,992,978

BELGIUM 1.0%
Banks 0.1%
KBC Group NV	38,679	2,704,833

Beverages 0.5%
Anheuser-Busch InBev SA/NV	118,303	9,929,166

Chemicals 0.1%
Solvay SA	11,529	1,248,694
Umicore SA(a)	33,615	1,499,414

		2,748,108

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	12,662	1,231,663

Diversified Telecommunication Services 0.0%†
Proximus SADP	23,992	692,498

Food & Staples Retailing 0.0%†
Colruyt SA	8,754	647,329

Insurance 0.1%
Ageas	27,978	1,349,771

Media 0.0%†
Telenet Group Holding NV	8,120	390,750

Pharmaceuticals 0.1%
UCB SA	19,507	1,676,015

		21,370,133

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	58,847	744,500

CHINA 0.2%
Auto Components 0.0%†
Minth Group Ltd.(a)	122,000	384,585

Banks 0.1%
BOC Hong Kong Holdings Ltd.	555,500	2,299,628

Biotechnology 0.1%
BeiGene Ltd., ADR*	4,996	659,472

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	378,600	420,649

		3,764,334

COLOMBIA 0.0%†
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	10,405	631,067

DENMARK 1.8%
Banks 0.1%
Danske Bank A/S	113,465	1,992,849

Beverages 0.1%
Carlsberg A/S, Class B	16,424	2,052,290

Biotechnology 0.1%
Genmab A/S*	9,659	1,676,432

Chemicals 0.2%
Chr Hansen Holding A/S	15,468	1,571,847
Novozymes A/S, Class B	33,570	1,544,252

		3,116,099

Commercial Services & Supplies 0.0%†
ISS A/S	25,431	774,089

Electric Utilities 0.1%
Orsted A/S Reg. S(b)	29,022	2,200,417

Electrical Equipment 0.1%
Vestas Wind Systems A/S	29,578	2,491,224

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	18,267	2,004,731
Demant A/S*	15,431	456,956

		2,461,687

Insurance 0.0%†
Tryg A/S	18,041	495,173

Marine 0.1%
AP Moller - Maersk A/S, Class A	611	739,516
AP Moller - Maersk A/S, Class B	974	1,236,865

		1,976,381

Pharmaceuticals 0.7%
H Lundbeck A/S	11,314	489,874
Novo Nordisk A/S, Class B	282,100	14,769,275

		15,259,149

Road & Rail 0.1%
DSV A/S	29,681	2,456,239

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	17,225	807,246

		37,759,275

FINLAND 1.2%
Auto Components 0.0%†
Nokian Renkaat OYJ	18,075	605,569

Banks 0.2%
Nordea Bank Abp	473,365	3,603,908

Communications Equipment 0.2%
Nokia OYJ	874,383	4,974,265

Diversified Telecommunication Services 0.0%†
Elisa OYJ	21,509	970,759

Electric Utilities 0.1%
Fortum OYJ	70,396	1,440,150

Insurance 0.2%
Sampo OYJ, Class A	69,945	3,172,193

Machinery 0.2%
Kone OYJ, Class B	52,162	2,633,300
Metso OYJ	16,981	584,930
Wartsila OYJ Abp	65,883	1,064,076

		4,282,306

Oil, Gas & Consumable Fuels 0.1%
Neste OYJ	19,418	2,068,823

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	82,177	1,008,131
UPM-Kymmene OYJ	82,293	2,403,208

		3,411,339

Pharmaceuticals 0.0%†
Orion OYJ, Class B	17,092	640,952

		25,170,264

FRANCE 11.0%
Aerospace & Defense 1.0%
Airbus SE	90,396	11,986,931
Dassault Aviation SA	375	553,288
Safran SA	51,804	7,108,178
Thales SA	16,762	2,010,926

		21,659,323

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value

Air Freight & Logistics 0.0%†
Bollore SA	136,233	$616,748

Auto Components 0.2%
Cie Generale des Etablissements Michelin SCA	26,297	3,117,180
Faurecia SA	11,402	481,916
Valeo SA	37,328	1,086,764

		4,685,860

Automobiles 0.2%
Peugeot SA	92,389	2,258,549
Renault SA(a)	30,300	2,007,053

		4,265,602

Banks 0.7%
BNP Paribas SA	174,641	8,370,105
Credit Agricole SA	177,227	2,147,206
Societe Generale SA	119,504	3,464,464

		13,981,775

Beverages 0.3%
Pernod Ricard SA	32,831	5,896,774
Remy Cointreau SA(a)	3,681	491,193

		6,387,967

Building Products 0.1%
Cie de Saint-Gobain	76,725	2,783,257

Capital Markets 0.1%
Amundi SA Reg. S(b)	9,324	588,292
Natixis SA	152,049	814,173

		1,402,465

Chemicals 0.5%
Air Liquide SA	66,495	8,466,616
Arkema SA	10,746	1,026,116

		9,492,732

Commercial Services & Supplies 0.1%
Edenred	36,710	1,671,924
Societe BIC SA	3,785	337,642

		2,009,566

Construction & Engineering 0.5%
Bouygues SA	33,998	1,215,555
Eiffage SA	11,886	1,142,774
Vinci SA	78,773	7,667,766

		10,026,095

Construction Materials 0.0%†
Imerys SA	4,898	244,879

Diversified Financial Services 0.1%
Eurazeo SE	7,508	565,138
Wendel SA	4,339	547,562

		1,112,700

Diversified Telecommunication Services 0.3%
Iliad SA(a)	4,075	410,036
Orange SA	310,207	5,049,922

		5,459,958

Electric Utilities 0.1%
Electricite de France SA	94,270	1,290,115

Electrical Equipment 0.4%
Legrand SA	41,712	2,796,252
Schneider Electric SE	84,966	6,682,056

		9,478,308

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	8,469	606,072

Entertainment 0.3%
Ubisoft Entertainment SA*	11,546	1,030,315
Vivendi SA	162,124	4,700,014

		5,730,329

Equity Real Estate Investment Trusts (REITs) 0.3%
Covivio	7,070	750,785
Gecina SA	7,492	1,108,934
ICADE	5,451	461,228
Klepierre SA	32,667	1,144,183
Unibail-Rodamco-Westfield(a)	21,532	3,529,796

		6,994,926

Food & Staples Retailing 0.1%
Carrefour SA	91,562	1,712,695
Casino Guichard Perrachon SA	9,052	393,115

		2,105,810

Food Products 0.4%
Danone SA	95,726	7,383,713

Health Care Equipment & Supplies 0.0%†
BioMerieux	6,702	555,404

Hotels, Restaurants & Leisure 0.1%
Accor SA	28,480	1,154,241
Sodexo SA	13,668	1,505,424

		2,659,665

Household Durables 0.0%†
SEB SA	3,521	592,784

Insurance 0.4%
AXA SA	301,022	7,585,338
CNP Assurances	24,003	528,573
SCOR SE	25,650	1,092,821

		9,206,732

IT Services 0.2%
Atos SE	15,301	1,481,206
Capgemini SE	24,500	2,979,725

		4,460,931

Life Sciences Tools & Services 0.0%†
Sartorius Stedim Biotech(a)	4,235	536,639

Machinery 0.1%
Alstom SA	23,050	1,000,211

Media 0.1%
Eutelsat Communications SA	27,238	477,521
JCDecaux SA	11,976	365,137
Publicis Groupe SA	32,387	1,737,359

		2,580,017

Multi-Utilities 0.3%
Engie SA	284,668	4,246,692
Suez	58,103	769,922
Veolia Environnement SA	82,776	1,851,440

		6,868,054

Oil, Gas & Consumable Fuels 1.0%
TOTAL SA	373,617	20,747,971

Personal Products 0.5%
L’Oreal SA	39,132	10,531,896

Pharmaceuticals 0.8%
Ipsen SA	5,828	800,248
Sanofi	174,885	15,464,915

		16,265,163

Professional Services 0.1%
Bureau Veritas SA	41,507	975,398
Teleperformance	8,984	1,615,547

		2,590,945

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Software 0.1%
Dassault Systemes SE	20,392	$3,040,677

Textiles, Apparel & Luxury Goods 1.5%
EssilorLuxottica SA	44,717	4,881,932
Hermes International	4,811	3,179,463
Kering SA	11,803	6,787,903
LVMH Moet Hennessy Louis Vuitton SE	43,126	15,904,006

		30,753,304

Trading Companies & Distributors 0.0%†
Rexel SA	47,007	530,668

Transportation Infrastructure 0.1%
Aeroports de Paris	4,466	864,057
Getlink SE	71,608	1,086,553

		1,950,610

		232,589,871

GERMANY 8.5%
Aerospace & Defense 0.1%
MTU Aero Engines AG	8,001	1,811,515

Air Freight & Logistics 0.2%
Deutsche Post AG (Registered)	153,796	5,003,409

Airlines 0.0%†
Deutsche Lufthansa AG (Registered)	37,879	831,264

Auto Components 0.1%
Continental AG	17,184	2,586,753

Automobiles 0.9%
Bayerische Motoren Werke AG	51,544	3,974,859
Bayerische Motoren Werke AG (Preference)	8,279	544,196
Daimler AG (Registered)	141,189	8,273,950
Porsche Automobil Holding SE (Preference)	22,709	1,425,131
Volkswagen AG	5,177	842,574
Volkswagen AG (Preference)	28,814	4,535,084

		19,595,794

Banks 0.1%
Commerzbank AG	158,030	1,223,116

Capital Markets 0.3%
Deutsche Bank AG (Registered)	301,577	2,455,897
Deutsche Boerse AG	29,519	3,784,771

		6,240,668

Chemicals 0.7%
BASF SE	142,604	10,473,046
Covestro AG Reg. S(b)	29,528	1,624,388
Evonik Industries AG	25,993	707,710
Fuchs Petrolub SE (Preference)	9,360	385,240
LANXESS AG	13,587	724,667
Symrise AG	19,444	1,751,097

		15,666,148

Construction & Engineering 0.0%†
Hochtief AG	3,189	461,560

Construction Materials 0.1%
HeidelbergCement AG	23,004	1,653,730

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG (Registered)	517,489	8,589,240
Telefonica Deutschland Holding AG	115,730	363,411
United Internet AG (Registered)	20,019	730,745

		9,683,396

Electrical Equipment 0.0%†
OSRAM Licht AG	14,984	515,496

Food & Staples Retailing 0.0%†
METRO AG	30,105	499,147

Health Care Equipment & Supplies 0.1%
Sartorius AG (Preference)	5,298	908,681
Siemens Healthineers AG Reg. S(b)	22,502	937,867

		1,846,548

Health Care Providers & Services 0.3%
Fresenius Medical Care AG & Co. KGaA	33,103	2,662,707
Fresenius SE & Co. KGaA	64,901	3,615,134

		6,277,841

Hotels, Restaurants & Leisure 0.0%†
TUI AG	65,572	630,456

Household Products 0.2%
Henkel AG & Co. KGaA	16,037	1,523,944
Henkel AG & Co. KGaA (Preference)	27,923	2,849,629

		4,373,573

Independent Power and Renewable Electricity Producers 0.0%†
Uniper SE	30,122	908,804

Industrial Conglomerates 0.6%
Siemens AG (Registered)	118,775	12,782,482

Insurance 1.0%
Allianz SE (Registered)	65,526	14,574,229
Hannover Rueck SE	8,957	1,286,032
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	23,252	5,503,454

		21,363,715

Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S* (b)	13,702	495,102
Zalando SE Reg. S* (b)	18,302	713,539

		1,208,641

IT Services 0.1%
Wirecard AG	17,956	2,251,067

Machinery 0.1%
GEA Group AG	26,151	684,986
KION Group AG	10,525	550,255

		1,235,241

Media 0.0%†
Axel Springer SE	8,006	413,192
ProSiebenSat.1 Media SE	34,590	492,976

		906,168

Metals & Mining 0.1%
thyssenkrupp AG	70,485	968,303

Multi-Utilities 0.3%
E.ON SE	336,118	3,737,987
Innogy SE*	21,092	902,671
RWE AG	79,878	2,140,337

		6,780,995

Personal Products 0.1%
Beiersdorf AG	15,518	1,614,430

Pharmaceuticals 0.6%
Bayer AG (Registered)	144,789	9,357,487
Merck KGaA	20,361	2,321,597

		11,679,084

Real Estate Management & Development 0.4%
Aroundtown SA	118,402	976,447
Deutsche Wohnen SE	56,265	2,729,477
Vonovia SE	76,426	3,961,609

		7,667,533

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	178,058	$3,532,511

Software 0.8%
SAP SE	152,591	17,631,019

Textiles, Apparel & Luxury Goods 0.4%
adidas AG	28,046	6,813,582
HUGO BOSS AG	10,215	697,353
Puma SE	1,236	716,917

		8,227,852

Trading Companies & Distributors 0.1%
Brenntag AG	24,080	1,239,471

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	6,793	520,096

Wireless Telecommunication Services 0.0%†
1&1 Drillisch AG	8,518	302,772

		179,720,598

HONG KONG 3.7%
Banks 0.2%
Bank of East Asia Ltd. (The)	193,340	628,014
Hang Seng Bank Ltd.	117,900	2,908,996

		3,537,010

Capital Markets 0.3%
Hong Kong Exchanges & Clearing Ltd.	183,800	6,405,308

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	592,220	952,094
PCCW Ltd.	681,000	423,351

		1,375,445

Electric Utilities 0.3%
CK Infrastructure Holdings Ltd.	103,000	845,567
CLP Holdings Ltd.	254,000	2,947,245
HK Electric Investments & HK Electric Investments Ltd. Reg. S(b)	394,500	403,300
Power Assets Holdings Ltd.	220,500	1,529,404

		5,725,516

Equity Real Estate Investment Trusts (REITs) 0.2%
Link REIT	326,500	3,817,947

Food & Staples Retailing 0.0%†
Dairy Farm International Holdings Ltd.	50,400	422,933

Food Products 0.1%
WH Group Ltd. Reg. S(b)	1,394,000	1,491,359

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	1,425,297	3,416,990

Hotels, Restaurants & Leisure 0.0%†
Melco Resorts & Entertainment Ltd., ADR	36,580	826,342
Shangri-La Asia Ltd.	222,833	316,769

		1,143,111

Household Durables 0.1%
Techtronic Industries Co. Ltd.	204,500	1,378,641

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	422,016	4,432,115
Jardine Matheson Holdings Ltd.	28,900	1,787,754
Jardine Matheson Holdings Ltd.	4,800	299,627
Jardine Strategic Holdings Ltd.	29,500	1,099,170
Jardine Strategic Holdings Ltd.	3,400	127,507
NWS Holdings Ltd.	256,836	561,409

		8,307,582

Insurance 0.9%
AIA Group Ltd.	1,875,000	18,663,758

Real Estate Management & Development 0.9%
CK Asset Holdings Ltd.	395,516	3,516,383
Hang Lung Group Ltd.	146,000	468,657
Hang Lung Properties Ltd.	321,000	783,418
Henderson Land Development Co. Ltd.	207,069	1,316,163
Hongkong Land Holdings Ltd.	156,800	1,105,440
Hongkong Land Holdings Ltd.	26,600	189,334
Hysan Development Co. Ltd.	101,000	540,993
Kerry Properties Ltd.	104,500	466,566
New World Development Co. Ltd.	948,926	1,573,707
Sino Land Co. Ltd.	541,000	1,046,045
Sun Hung Kai Properties Ltd.	250,500	4,297,977
Swire Pacific Ltd., Class A	73,500	946,686
Swire Properties Ltd.	170,800	734,820
Wharf Holdings Ltd. (The)	196,500	593,191
Wharf Real Estate Investment Co. Ltd.	182,500	1,358,734
Wheelock & Co. Ltd.	135,000	990,673

		19,928,787

Road & Rail 0.1%
MTR Corp. Ltd.	241,000	1,493,964

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	44,200	493,795

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	104,500	359,409

		77,961,555

IRELAND 0.6%
Airlines 0.0%†
Ryanair Holdings plc*	5,286	69,184

Banks 0.1%
AIB Group plc	126,726	569,310
Bank of Ireland Group plc	156,518	932,696

		1,502,006

Building Products 0.1%
Kingspan Group plc	23,453	1,086,401

Construction Materials 0.2%
CRH plc	129,710	4,022,822
James Hardie Industries plc CHDI	70,438	908,800

		4,931,622

Containers & Packaging 0.1%
Smurfit Kappa Group plc	36,240	1,012,123

Food Products 0.1%
Kerry Group plc, Class A	24,527	2,738,575

Hotels, Restaurants & Leisure 0.0%†
Paddy Power Betfair plc	12,869	992,655

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	19,939	927,961

		13,260,527

ISRAEL 0.5%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,890	503,202

Banks 0.2%
Bank Hapoalim BMk	158,119	1,051,022
Bank Leumi Le-Israel BM	230,174	1,509,539
Mizrahi Tefahot Bank Ltd.	24,085	496,654

		3,057,215

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value

Chemicals 0.0%†
Israel Chemicals Ltd.	113,603	$594,959

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp. Ltd.	316,495	227,595

IT Services 0.0%†
Wix.com Ltd.*	6,664	805,211

Pharmaceuticals 0.1%
Teva Pharmaceutical Industries Ltd., ADR*	148,564	2,329,483

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	6,823	404,388

Software 0.2%
Check Point Software Technologies Ltd.*	19,411	2,455,297
Nice Ltd.*	9,168	1,117,646

		3,572,943

		11,494,996

ITALY 2.1%
Aerospace & Defense 0.0%†
Leonardo SpA	55,288	644,663

Auto Components 0.0%†
Pirelli & C SpA Reg. S* (b)	59,587	384,695

Automobiles 0.1%
Ferrari NV	18,750	2,519,931

Banks 0.5%
Intesa Sanpaolo SpA	2,281,439	5,559,809
Mediobanca Banca di Credito Finanziario SpA	98,988	1,029,046
UniCredit SpA	312,422	4,008,298

		10,597,153

Beverages 0.1%
Davide Campari-Milano SpA(a)	92,040	904,508

Diversified Telecommunication Services 0.1%
Telecom Italia SpA* (a)	1,769,590	1,117,645
Telecom Italia SpA	876,959	499,471

		1,617,116

Electric Utilities 0.5%
Enel SpA	1,262,793	8,082,631
Terna Rete Elettrica Nazionale SpA(a)	220,274	1,397,271

		9,479,902

Electrical Equipment 0.0%†
Prysmian SpA	39,734	752,167

Insurance 0.2%
Assicurazioni Generali SpA	180,908	3,349,622
Poste Italiane SpA Reg. S(b)	75,757	737,294

		4,086,916

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	394,974	6,977,445
Snam SpA	363,515	1,869,975

		8,847,420

Pharmaceuticals 0.0%†
Recordati SpA	16,137	629,010

Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA	28,272	1,142,745

Transportation Infrastructure 0.1%
Atlantia SpA	78,434	2,035,166

		43,641,392

JAPAN 23.9%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd.	14,300	417,442
Yamato Holdings Co. Ltd.	49,500	1,280,705

		1,698,147

Airlines 0.1%
ANA Holdings, Inc.	17,500	642,132
Japan Airlines Co. Ltd.	18,686	658,202

		1,300,334

Auto Components 0.6%
Aisin Seiki Co. Ltd.	24,100	864,430
Bridgestone Corp.	95,600	3,691,309
Denso Corp.(a)	67,400	2,633,785
Koito Manufacturing Co. Ltd.	17,100	973,219
NGK Spark Plug Co. Ltd.	22,800	424,862
Stanley Electric Co. Ltd.	20,500	553,115
Sumitomo Electric Industries Ltd.	116,500	1,550,626
Sumitomo Rubber Industries Ltd.	26,300	316,306
Toyoda Gosei Co. Ltd.	8,700	184,995
Toyota Industries Corp.	23,100	1,161,580
Yokohama Rubber Co. Ltd. (The)	19,100	356,145

		12,710,372

Automobiles 1.8%
Honda Motor Co. Ltd.	253,100	6,859,798
Isuzu Motors Ltd.	84,500	1,114,772
Mazda Motor Corp.	89,980	1,009,112
Mitsubishi Motors Corp.	107,599	573,791
Nissan Motor Co. Ltd.(a)	356,500	2,931,035
Subaru Corp.(a)	96,500	2,205,805
Suzuki Motor Corp.	52,900	2,346,157
Toyota Motor Corp.	354,594	20,798,875
Yamaha Motor Co. Ltd.	41,600	819,243

		38,658,588

Banks 1.4%
Aozora Bank Ltd.	18,800	465,571
Bank of Kyoto Ltd. (The)(a)	8,800	369,214
Chiba Bank Ltd. (The)(a)	97,700	531,994
Concordia Financial Group Ltd.	163,000	629,039
Fukuoka Financial Group, Inc.(a)	21,400	476,099
Japan Post Bank Co. Ltd.	63,200	690,990
Mebuki Financial Group, Inc.	118,700	304,244
Mitsubishi UFJ Financial Group, Inc.	1,824,867	9,057,262
Mizuho Financial Group, Inc.	3,745,624	5,805,248
Resona Holdings, Inc.	320,100	1,389,640
Seven Bank Ltd.	98,500	291,398
Shinsei Bank Ltd.	24,400	347,031
Shizuoka Bank Ltd. (The)(a)	67,300	513,351
Sumitomo Mitsui Financial Group, Inc.	204,053	7,140,493
Sumitomo Mitsui Trust Holdings, Inc.	50,840	1,829,604
Yamaguchi Financial Group, Inc.	35,900	305,033

		30,146,211

Beverages 0.3%
Asahi Group Holdings Ltd.	57,000	2,545,741
Coca-Cola Bottlers Japan Holdings, Inc.	22,200	564,252
Kirin Holdings Co. Ltd.	126,700	3,033,223
Suntory Beverage & Food Ltd.	21,000	986,528

		7,129,744

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Building Products 0.3%
AGC, Inc.	29,700	$1,043,555
Daikin Industries Ltd.(a)	38,900	4,569,791
LIXIL Group Corp.	40,900	546,751
TOTO Ltd.(a)	21,100	897,301

		7,057,398

Capital Markets 0.3%
Daiwa Securities Group, Inc.(a)	258,100	1,260,252
Japan Exchange Group, Inc.	77,400	1,377,656
Nomura Holdings, Inc.	528,800	1,896,559
SBI Holdings, Inc.(a)	35,490	794,740

		5,329,207

Chemicals 0.9%
Air Water, Inc.	22,500	327,116
Asahi Kasei Corp.	192,800	1,998,481
Daicel Corp.	38,100	414,603
Hitachi Chemical Co. Ltd.(a)	14,100	313,588
JSR Corp.	31,000	482,177
Kaneka Corp.	8,600	323,437
Kansai Paint Co. Ltd.(a)	25,900	494,663
Kuraray Co. Ltd.	50,300	641,202
Mitsubishi Chemical Holdings Corp.	203,200	1,434,879
Mitsubishi Gas Chemical Co., Inc.	23,500	336,378
Mitsui Chemicals, Inc.	28,500	689,996
Nippon Paint Holdings Co. Ltd.(a)	23,300	917,957
Nissan Chemical Corp.	20,600	945,707
Nitto Denko Corp.	25,500	1,344,359
Shin-Etsu Chemical Co. Ltd.	56,700	4,769,358
Showa Denko KK(a)	20,400	721,844
Sumitomo Chemical Co. Ltd.	233,000	1,087,678
Taiyo Nippon Sanso Corp.(a)	20,000	305,239
Teijin Ltd.	27,000	446,307
Toray Industries, Inc.	218,400	1,398,735
Tosoh Corp.	38,100	594,316

		19,988,020

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	39,800	953,650
Park24 Co. Ltd.	17,700	384,817
Secom Co. Ltd.	32,100	2,753,573
Sohgo Security Services Co. Ltd.	11,100	484,389
Toppan Printing Co. Ltd.(a)	35,500	536,922

		5,113,351

Construction & Engineering 0.2%
JGC Corp.	32,100	428,616
Kajima Corp.	69,000	1,020,094
Obayashi Corp.	103,300	1,042,671
Shimizu Corp.	84,900	739,983
Taisei Corp.	32,000	1,488,824

		4,720,188

Construction Materials 0.0%†
Taiheiyo Cement Corp.	19,200	641,156

Consumer Finance 0.1%
Acom Co. Ltd.	59,900	214,067
AEON Financial Service Co. Ltd.(a)	20,000	407,458
Credit Saison Co. Ltd.	24,800	327,659

		949,184

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	23,400	481,425

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	11,600	301,984

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	67,000	341,903
ORIX Corp.	203,400	2,927,898
Tokyo Century Corp.	6,400	279,428

		3,549,229

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	100,028	4,251,730

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	96,500	1,506,902
Chugoku Electric Power Co., Inc. (The)(a)	43,300	540,339
Kansai Electric Power Co., Inc. (The)	108,500	1,600,855
Kyushu Electric Power Co., Inc.(a)	59,600	704,102
Tohoku Electric Power Co., Inc.	67,200	857,876
Tokyo Electric Power Co. Holdings, Inc.* (a)	226,400	1,431,782

		6,641,856

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.	18,000	513,286
Mitsubishi Electric Corp.	283,800	3,662,002
Nidec Corp.	34,100	4,352,991

		8,528,279

Electronic Equipment, Instruments & Components 1.4%
Alps Alpine Co. Ltd.	34,800	729,475
Hamamatsu Photonics KK	21,400	830,954
Hirose Electric Co. Ltd.	5,194	548,115
Hitachi High-Technologies Corp.	11,000	452,195
Hitachi Ltd.	150,400	4,886,536
Keyence Corp.	15,122	9,447,687
Kyocera Corp.	49,000	2,886,226
Murata Manufacturing Co. Ltd.	82,500	4,124,988
Nippon Electric Glass Co. Ltd.	13,200	351,485
Omron Corp.(a)	29,900	1,406,596
Shimadzu Corp.	33,100	961,592
TDK Corp.	20,600	1,620,030
Yaskawa Electric Corp.	37,900	1,198,307
Yokogawa Electric Corp.	35,200	731,816

		30,176,002

Entertainment 0.4%
DeNA Co. Ltd.	17,700	266,812
Konami Holdings Corp.	14,500	630,467
Nexon Co. Ltd.	68,800	1,081,169
Nintendo Co. Ltd.	17,600	5,040,090
Toho Co. Ltd.	18,200	731,398

		7,749,936

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	251	557,184
Japan Prime Realty Investment Corp.	133	547,858
Japan Real Estate Investment Corp.	197	1,161,331
Japan Retail Fund Investment Corp.	411	826,241
Nippon Building Fund, Inc.	210	1,421,749
Nippon Prologis REIT, Inc.	294	625,763
Nomura Real Estate Master Fund, Inc.	605	891,638
United Urban Investment Corp.	457	721,763

		6,753,527

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	93,300	1,954,479
FamilyMart UNY Holdings Co. Ltd.	38,400	979,026
Lawson, Inc.	8,000	443,735
Seven & i Holdings Co. Ltd.	117,000	4,415,050
Sundrug Co. Ltd.(a)	10,800	298,345
Tsuruha Holdings, Inc.	5,500	448,462
Welcia Holdings Co. Ltd.	7,200	244,575

		8,783,672

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Food Products 0.4%
Ajinomoto Co., Inc.	66,500	$1,064,044
Calbee, Inc.(a)	13,000	350,582
Kikkoman Corp.(a)	22,100	1,085,714
MEIJI Holdings Co. Ltd.	18,580	1,509,472
NH Foods Ltd.(a)	14,200	511,341
Nisshin Seifun Group, Inc.	31,323	719,390
Nissin Foods Holdings Co. Ltd.	9,700	668,009
Toyo Suisan Kaisha Ltd.	15,000	571,934
Yakult Honsha Co. Ltd.	18,300	1,283,563
Yamazaki Baking Co. Ltd.(a)	17,300	281,102

		8,045,151

Gas Utilities 0.2%
Osaka Gas Co. Ltd.	58,900	1,164,026
Toho Gas Co. Ltd.(a)	12,600	566,025
Tokyo Gas Co. Ltd.	57,800	1,563,850

		3,293,901

Health Care Equipment & Supplies 0.5%
Asahi Intecc Co. Ltd.	14,900	701,457
Hoya Corp.	59,600	3,943,722
Olympus Corp.	185,200	2,013,828
Sysmex Corp.	25,800	1,565,104
Terumo Corp.	93,000	2,846,077

		11,070,188

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	28,200	803,589
Medipal Holdings Corp.	25,500	606,482
Suzuken Co. Ltd.	12,020	696,616

		2,106,687

Health Care Technology 0.1%
M3, Inc.	64,400	1,084,137

Hotels, Restaurants & Leisure 0.2%
McDonald’s Holdings Co. Japan Ltd.	9,326	431,683
Oriental Land Co. Ltd.	31,200	3,547,561

		3,979,244

Household Durables 0.8%
Casio Computer Co. Ltd.(a)	29,300	383,276
Iida Group Holdings Co. Ltd.(a)	23,100	419,446
Nikon Corp.(a)	50,800	718,125
Panasonic Corp.	346,800	3,000,908
Rinnai Corp.	5,300	375,645
Sekisui Chemical Co. Ltd.	59,400	956,251
Sekisui House Ltd.	93,600	1,551,152
Sharp Corp.* (a)	35,000	387,569
Sony Corp.	197,100	8,295,831

		16,088,203

Household Products 0.2%
Lion Corp.	34,600	729,119
Pigeon Corp.(a)	17,700	725,891
Unicharm Corp.	62,900	2,084,794

		3,539,804

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	23,500	572,960

Industrial Conglomerates 0.2%
Keihan Holdings Co. Ltd.	14,000	589,394
Toshiba Corp.	100,400	3,199,790

		3,789,184

Insurance 0.7%
Dai-ichi Life Holdings, Inc.	164,700	2,295,013
Japan Post Holdings Co. Ltd.	245,700	2,876,751
MS&AD Insurance Group Holdings, Inc.(a)	72,541	2,211,184
Sompo Holdings, Inc.	48,050	1,775,325
Sony Financial Holdings, Inc.	27,800	523,914
T&D Holdings, Inc.	84,400	889,792
Tokio Marine Holdings, Inc.	100,700	4,883,024

		15,455,003

Interactive Media & Services 0.1%
Kakaku.com, Inc.(a)	21,600	416,127
LINE Corp.* (a)	10,700	376,271
Yahoo Japan Corp.	445,200	1,091,899

		1,884,297

Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	139,200	1,321,980
ZOZO, Inc.(a)	30,600	580,785

		1,902,765

IT Services 0.3%
Fujitsu Ltd.	30,900	2,237,701
Nomura Research Institute Ltd.	16,805	766,239
NTT Data Corp.	98,600	1,089,379
Obic Co. Ltd.	10,400	1,052,704
Otsuka Corp.	16,600	622,366

		5,768,389

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	31,100	1,459,714
Sankyo Co. Ltd.	6,700	255,823
Sega Sammy Holdings, Inc.	29,000	342,968
Shimano, Inc.	11,700	1,907,742
Yamaha Corp.	20,600	1,033,091

		4,999,338

Machinery 1.2%
Amada Holdings Co. Ltd.	49,900	494,493
Daifuku Co. Ltd.(a)	15,200	795,311
FANUC Corp.(a)	30,100	5,151,685
Hino Motors Ltd.	42,100	355,601
Hitachi Construction Machinery Co. Ltd.(a)	16,900	450,643
Hoshizaki Corp.	8,800	546,530
IHI Corp.	22,399	539,945
JTEKT Corp.	28,700	354,598
Kawasaki Heavy Industries Ltd.	22,899	565,978
Komatsu Ltd.	143,600	3,358,260
Kubota Corp.	151,000	2,191,488
Kurita Water Industries Ltd.	15,800	404,027
Makita Corp.	36,000	1,256,071
MINEBEA MITSUMI, Inc.(a)	59,400	897,643
MISUMI Group, Inc.	44,800	1,119,826
Mitsubishi Heavy Industries Ltd.(a)	46,400	1,929,913
Nabtesco Corp.	15,900	466,416
NGK Insulators Ltd.	39,700	578,382
NSK Ltd.(a)	55,900	525,422
SMC Corp.	8,900	3,359,429
Sumitomo Heavy Industries Ltd.	17,500	569,350
THK Co. Ltd.	18,700	464,520

		26,375,531

Marine 0.0%†
Mitsui OSK Lines Ltd.(a)	18,000	388,825
Nippon Yusen KK(a)	26,300	386,824

		775,649

Media 0.1%
CyberAgent, Inc.(a)	15,100	617,569
Dentsu, Inc.	34,301	1,453,357
Hakuhodo DY Holdings, Inc.	37,400	602,150

		2,673,076

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)
	Shares	Value
JAPAN (continued)
Metals & Mining 0.3%
Hitachi Metals Ltd.(a)	30,000	$349,620
JFE Holdings, Inc.	77,500	1,317,867
Kobe Steel Ltd.	45,300	341,266
Maruichi Steel Tube Ltd.	10,400	303,478
Mitsubishi Materials Corp.(a)	16,700	441,842
Nippon Steel Corp.	125,444	2,219,160
Sumitomo Metal Mining Co. Ltd.	36,700	1,092,528

		6,065,761

Multiline Retail 0.2%
Isetan Mitsukoshi Holdings Ltd.(a)	53,460	540,872
J Front Retailing Co. Ltd.	36,000	429,462
Marui Group Co. Ltd.(a)	30,000	606,861
Pan Pacific International Holdings Corp.	18,000	1,193,328
Ryohin Keikaku Co. Ltd.(a)	3,700	940,752
Takashimaya Co. Ltd.	24,999	333,445

		4,044,720

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.(a)	33,956	1,134,189
Inpex Corp.	163,100	1,548,168
JXTG Holdings, Inc.	497,339	2,264,213

		4,946,570

Paper & Forest Products 0.0%†
Oji Holdings Corp.	138,000	858,401

Personal Products 0.6%
Kao Corp.	75,000	5,921,050
Kobayashi Pharmaceutical Co. Ltd.	7,300	617,075
Kose Corp.	4,800	885,212
Pola Orbis Holdings, Inc.	13,200	421,973
Shiseido Co. Ltd.	59,500	4,306,153

		12,151,463

Pharmaceuticals 1.5%
Astellas Pharma, Inc.	291,500	4,373,470
Chugai Pharmaceutical Co. Ltd.	33,700	2,320,879
Daiichi Sankyo Co. Ltd.	88,700	4,103,073
Eisai Co. Ltd.	39,300	2,210,420
Hisamitsu Pharmaceutical Co., Inc.	8,700	401,648
Kyowa Hakko Kirin Co. Ltd.	39,100	852,100
Mitsubishi Tanabe Pharma Corp.	37,600	502,878
Ono Pharmaceutical Co. Ltd.	60,500	1,189,659
Otsuka Holdings Co. Ltd.	61,300	2,423,017
Santen Pharmaceutical Co. Ltd.	55,100	824,987
Shionogi & Co. Ltd.	41,700	2,585,601
Sumitomo Dainippon Pharma Co. Ltd.	24,400	604,803
Taisho Pharmaceutical Holdings Co. Ltd.	4,900	468,006
Takeda Pharmaceutical Co. Ltd.	230,349	9,427,424

		32,287,965

Professional Services 0.3%
Persol Holdings Co. Ltd.	28,200	459,679
Recruit Holdings Co. Ltd.	171,600	4,918,276

		5,377,955

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	14,830	244,232
Daito Trust Construction Co. Ltd.(a)	11,000	1,533,452
Daiwa House Industry Co. Ltd.	87,200	2,774,187
Hulic Co. Ltd.	41,700	409,761
Mitsubishi Estate Co. Ltd.	180,400	3,276,425
Mitsui Fudosan Co. Ltd.	137,000	3,451,776
Nomura Real Estate Holdings, Inc.	18,100	348,166
Sumitomo Realty & Development Co. Ltd.	54,800	2,273,906
Tokyu Fudosan Holdings Corp.	93,400	559,945

		14,871,850

Road & Rail 1.1%
Central Japan Railway Co.	22,500	5,228,708
East Japan Railway Co.	47,176	4,562,420
Hankyu Hanshin Holdings, Inc.	35,000	1,315,276
Keikyu Corp.(a)	30,799	523,953
Keio Corp.(a)	15,299	990,031
Keisei Electric Railway Co. Ltd.	20,100	731,270
Kintetsu Group Holdings Co. Ltd.	26,900	1,254,767
Kyushu Railway Co.(a)	26,000	855,348
Nagoya Railroad Co. Ltd.(a)	28,999	804,660
Nippon Express Co. Ltd.	12,100	674,209
Odakyu Electric Railway Co. Ltd.	43,800	1,063,600
Seibu Holdings, Inc.	35,400	620,303
Tobu Railway Co. Ltd.	30,300	876,185
Tokyu Corp.	76,400	1,336,738
West Japan Railway Co.(a)	25,800	1,947,418

		22,784,886

Semiconductors & Semiconductor Equipment 0.3%
Disco Corp.(a)	4,300	614,967
Renesas Electronics Corp.*	123,800	576,541
Rohm Co. Ltd.	14,000	877,773
SUMCO Corp.(a)	35,400	396,556
Tokyo Electron Ltd.(a)	24,500	3,552,504

		6,018,341

Software 0.1%
Oracle Corp. Japan	5,200	349,763
Trend Micro, Inc.	18,600	907,734

		1,257,497

Specialty Retail 0.4%
ABC-Mart, Inc.	5,000	297,942
Fast Retailing Co. Ltd.(a)	9,000	4,236,861
Hikari Tsushin, Inc.	3,400	644,866
Nitori Holdings Co. Ltd.	12,700	1,643,409
Shimamura Co. Ltd.	3,600	304,922
USS Co. Ltd.	34,500	641,936
Yamada Denki Co. Ltd.(a)	94,500	466,325

		8,236,261

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,500	602,989
Canon, Inc.	156,000	4,533,009
FUJIFILM Holdings Corp.	59,000	2,688,181
Konica Minolta, Inc.	72,700	717,031
NEC Corp.	40,500	1,376,734
Ricoh Co. Ltd.(a)	105,100	1,101,846
Seiko Epson Corp.(a)	42,700	655,090

		11,674,880

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	26,100	350,919

Tobacco 0.2%
Japan Tobacco, Inc.(a)	171,600	4,262,431

Trading Companies & Distributors 0.9%
ITOCHU Corp.(a)	209,500	3,801,813
Marubeni Corp.(a)	238,900	1,659,524
Mitsubishi Corp.	209,800	5,846,055
Mitsui & Co. Ltd.(a)	257,000	3,996,975
MonotaRO Co. Ltd.	19,200	428,386
Sumitomo Corp.	171,900	2,384,473
Toyota Tsusho Corp.	33,500	1,093,222

		19,210,448

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.	6,100	258,747
Kamigumi Co. Ltd.	17,000	394,273

		653,020

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Wireless Telecommunication Services 1.2%
KDDI Corp.	275,200	$5,936,228
NTT DOCOMO, Inc.	208,200	4,617,283
Softbank Corp.(a)	259,700	2,929,252
SoftBank Group Corp.	128,200	12,495,124

		25,977,887

		507,094,302

LUXEMBOURG 0.2%
Energy Equipment & Services 0.0%†
Tenaris SA	72,034	1,015,578

Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE(a)	1,680	696,075

Media 0.1%
RTL Group SA	5,891	321,857
SES SA, FDR	55,673	866,660

		1,188,517

Metals & Mining 0.1%
ArcelorMittal(a)	102,162	2,074,598

		4,974,768

MACAU 0.3%
Hotels, Restaurants & Leisure 0.3%
Galaxy Entertainment Group Ltd.	363,000	2,471,151
MGM China Holdings Ltd.(a)	164,000	343,973
Sands China Ltd.	382,700	1,922,914
SJM Holdings Ltd.	308,000	351,491
Wynn Macau Ltd.	240,800	569,368

		5,658,897

MALTA 0.0%†
Capital Markets 0.0%†
BGP Holdings plc* (c)(d)	848,508	0

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc(a)	35,850	407,097

NETHERLANDS 4.7%
Banks 0.4%
ABN AMRO Group NV, CVA Reg. S(b)	65,336	1,475,144
ING Groep NV	600,013	7,272,962

		8,748,106

Beverages 0.3%
Heineken Holding NV	17,794	1,784,419
Heineken NV	40,644	4,293,679

		6,078,098

Chemicals 0.3%
Akzo Nobel NV	35,428	3,142,425
Koninklijke DSM NV	27,969	3,053,032

		6,195,457

Diversified Financial Services 0.0%†
EXOR NV	16,100	1,045,863

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	503,681	1,597,877

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	184,056	4,900,695

Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV	143,537	5,855,617

Insurance 0.1%
Aegon NV	274,345	1,320,816
NN Group NV	47,987	1,995,753

		3,316,569

IT Services 0.1%
Adyen NV Reg. S* (b)	1,607	1,260,526

Oil, Gas & Consumable Fuels 1.9%
Koninklijke Vopak NV	10,702	512,652
Royal Dutch Shell plc, Class A	697,255	21,909,339
Royal Dutch Shell plc, Class B	581,529	18,381,845

		40,803,836

Professional Services 0.2%
Randstad NV(a)	17,684	863,926
Wolters Kluwer NV	42,746	2,913,207

		3,777,133

Semiconductors & Semiconductor Equipment 0.8%
ASML Holding NV	63,640	11,959,461
NXP Semiconductors NV	53,552	4,733,461
		16,692,922

		100,272,699

NEW ZEALAND 0.3%
Construction Materials 0.0%†
Fletcher Building Ltd.	137,656	463,969

Diversified Telecommunication Services 0.0%†
Spark New Zealand Ltd.	289,536	749,777

Food Products 0.1%
a2 Milk Co. Ltd.*	108,976	1,064,155

Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	88,272	945,700

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	66,549	555,366

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	209,850	598,759

Transportation Infrastructure 0.1%
Auckland International Airport Ltd.	146,968	815,682

		5,193,408

NORWAY 0.7%
Banks 0.1%
DNB ASA	149,293	2,750,341

Chemicals 0.1%
Yara International ASA	27,473	1,124,876

Diversified Telecommunication Services 0.1%
Telenor ASA	114,684	2,296,911

Food Products 0.1%
Mowi ASA	69,212	1,546,326
Orkla ASA	127,199	976,453

		2,522,779

Insurance 0.0%†
Gjensidige Forsikring ASA(a)	30,593	528,597

Media 0.0%†
Schibsted ASA, Class B	14,443	517,533

Metals & Mining 0.1%
Norsk Hydro ASA	199,648	811,909

Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA	16,094	573,619

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
NORWAY (continued)
Oil, Gas & Consumable Fuels (continued)
Equinor ASA	183,001	$4,010,580

		4,584,199

		15,137,145

PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal SA	381,605	1,501,133

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	38,870	573,614

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	80,006	1,280,923

		3,355,670

SINGAPORE 1.3%
Aerospace & Defense 0.1%
Singapore Technologies Engineering Ltd.	261,600	723,269

Airlines 0.0%†
Singapore Airlines Ltd.	85,566	611,064

Banks 0.6%
DBS Group Holdings Ltd.	279,000	5,199,071
Oversea-Chinese Banking Corp. Ltd.	496,400	4,054,740
United Overseas Bank Ltd.	205,800	3,824,817

		13,078,628

Capital Markets 0.1%
Singapore Exchange Ltd.	134,500	726,691

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	16,366	393,145

Diversified Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	1,258,250	2,807,437

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp. Ltd.	40,700	541,333

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	408,827	878,783
CapitaLand Commercial Trust	449,844	644,815
CapitaLand Mall Trust	366,100	643,358
Suntec REIT	308,400	444,189

		2,611,145

Food Products 0.1%
Golden Agri-Resources Ltd.	1,279,912	265,529
Wilmar International Ltd.	286,194	700,245

		965,774

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore Ltd.	878,496	675,481

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	218,700	1,007,986
Sembcorp Industries Ltd.	191,000	361,262

		1,369,248

Media 0.0%†
Singapore Press Holdings Ltd.	208,000	370,903

Real Estate Management & Development 0.1%
CapitaLand Ltd.	382,797	1,033,939
City Developments Ltd.	61,200	409,298
UOL Group Ltd.	80,500	414,390

		1,857,627

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	314,000	596,809

Transportation Infrastructure 0.0%†
SATS Ltd.	100,700	380,470

		27,709,024

SOUTH AFRICA 0.2%
Capital Markets 0.0%†
Investec plc	105,255	608,393

Metals & Mining 0.2%
Anglo American plc	164,256	4,410,188

		5,018,581

SPAIN 3.0%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria SA	1,036,712	5,928,450
Banco de Sabadell SA	910,401	907,598
Banco Santander SA	2,525,688	11,753,734
Bankia SA(a)	187,282	485,772
Bankinter SA	102,945	784,292
CaixaBank SA	557,931	1,744,000

		21,603,846

Biotechnology 0.1%
Grifols SA	46,627	1,306,131

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	39,564	1,739,251
Ferrovial SA	75,857	1,777,622

		3,516,873

Diversified Telecommunication Services 0.3%
Telefonica SA	725,523	6,082,874

Electric Utilities 0.5%
Endesa SA	47,090	1,201,508
Iberdrola SA	964,608	8,471,690
Red Electrica Corp. SA	64,260	1,369,818

		11,043,016

Electrical Equipment 0.0%†
Siemens Gamesa Renewable Energy SA(a)	40,322	642,612

Gas Utilities 0.1%
Naturgy Energy Group SA	54,372	1,521,170

Insurance 0.0%†
Mapfre SA	162,399	447,604

IT Services 0.3%
Amadeus IT Group SA	68,674	5,503,823

Oil, Gas & Consumable Fuels 0.2%
Enagas SA	28,047	816,422
Repsol SA	218,200	3,734,309

		4,550,731

Specialty Retail 0.2%
Industria de Diseno Textil SA	170,977	5,028,225

Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b)	10,620	1,912,887

		63,159,792

SWEDEN 2.4%
Banks 0.3%
Skandinaviska Enskilda Banken AB, Class A(a)	254,985	2,208,338
Svenska Handelsbanken AB, Class A	236,552	2,497,125
Swedbank AB, Class A(a)	139,529	1,971,880

		6,677,343

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
SWEDEN (continued)
Building Products 0.2%
Assa Abloy AB, Class B	153,710	$3,314,093

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	49,987	806,909

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	481,680	4,419,281

Construction & Engineering 0.0%†
Skanska AB, Class B(a)	54,353	988,253

Diversified Financial Services 0.2%
Industrivarden AB, Class C	25,347	531,236
Investor AB, Class B	70,186	3,162,716
Kinnevik AB, Class B	39,451	1,022,076
L E Lundbergforetagen AB, Class B	10,809	341,983

		5,058,011

Diversified Telecommunication Services 0.1%
Telia Co. AB	431,179	1,947,972

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	39,606	2,068,537

Food & Staples Retailing 0.0%†
ICA Gruppen AB	12,291	492,961

Household Durables 0.1%
Electrolux AB Series B	38,158	978,803
Husqvarna AB, Class B	67,649	552,817

		1,531,620

Household Products 0.1%
Essity AB, Class B	94,472	2,726,882

Machinery 0.7%
Alfa Laval AB	43,477	998,674
Atlas Copco AB, Class A	103,488	2,781,790
Atlas Copco AB, Class B	62,586	1,550,483
Epiroc AB, Class A*	99,689	1,007,337
Epiroc AB, Class B*	57,930	554,907
Sandvik AB	173,869	2,825,851
SKF AB, Class B(a)	58,453	971,528
Volvo AB, Class B	246,349	3,808,222

		14,498,792

Metals & Mining 0.1%
Boliden AB	40,604	1,152,961

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB	27,792	940,571

Specialty Retail 0.1%
Hennes & Mauritz AB, Class B	136,003	2,267,899

Tobacco 0.1%
Swedish Match AB	26,989	1,374,424

Wireless Telecommunication Services 0.1%
Tele2 AB, Class B	78,710	1,047,038

		51,313,547

SWITZERLAND 9.3%
Beverages 0.0%†
Coca-Cola HBC AG	31,233	1,064,497

Building Products 0.1%
Geberit AG (Registered)	5,659	2,315,308

Capital Markets 0.7%
Credit Suisse Group AG (Registered)* (a)	396,345	4,626,819
Julius Baer Group Ltd.	33,547	1,357,628
Partners Group Holding AG	2,721	1,980,660
UBS Group AG (Registered)*	598,483	7,265,330

		15,230,437

Chemicals 0.4%
Clariant AG (Registered)	29,669	624,525
EMS-Chemie Holding AG (Registered)	1,227	666,251
Givaudan SA (Registered)	1,418	3,636,936
Sika AG (Registered)	19,919	2,785,748

		7,713,460

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	74,622	3,692,265

Diversified Financial Services 0.0%†
Pargesa Holding SA	6,483	508,321

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	3,979	1,946,857

Electrical Equipment 0.2%
ABB Ltd. (Registered)	286,766	5,394,979

Food Products 2.3%
Barry Callebaut AG (Registered)	337	608,822
Chocoladefabriken Lindt & Spruengli AG(a)	164	1,115,448
Chocoladefabriken Lindt & Spruengli AG (Registered)	16	1,252,139
Nestle SA (Registered)	474,689	45,302,825

		48,279,234

Health Care Equipment & Supplies 0.1%
Sonova Holding AG (Registered)	8,440	1,670,555
Straumann Holding AG (Registered)	1,560	1,275,598

		2,946,153

Insurance 0.8%
Baloise Holding AG (Registered)	7,749	1,281,515
Swiss Life Holding AG (Registered)*	5,392	2,376,884
Swiss Re AG	47,729	4,665,729
Zurich Insurance Group AG	23,498	7,785,371

		16,109,499

Life Sciences Tools & Services 0.2%
Lonza Group AG (Registered)*	11,436	3,552,443

Machinery 0.1%
Schindler Holding AG	6,343	1,316,278
Schindler Holding AG (Registered)	2,904	601,486

		1,917,764

Marine 0.0%†
Kuehne + Nagel International AG (Registered)	8,487	1,165,466

Metals & Mining 0.3%
Glencore plc	1,736,556	7,222,495

Pharmaceuticals 3.0%
Novartis AG (Registered)	335,916	32,329,807
Roche Holding AG	108,860	30,008,299
Vifor Pharma AG	7,290	986,624

		63,324,730

Professional Services 0.2%
Adecco Group AG (Registered)	25,407	1,356,940
SGS SA (Registered)	837	2,084,938

		3,441,878

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)	11,491	1,007,245

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	106,055	1,569,572

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)
	Shares	Value
SWITZERLAND (continued)
Software 0.1%
Temenos AG (Registered)	9,431	$1,392,578

Specialty Retail 0.0%†
Dufry AG (Registered)	5,330	560,694

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA (Registered)	81,301	5,930,920
Swatch Group AG (The)	4,763	1,365,273
Swatch Group AG (The) (Registered)	8,353	462,937

		7,759,130

		198,115,005

UNITED ARAB EMIRATES 0.0%†
Health Care Providers & Services 0.0%†
NMC Health plc(a)	15,489	461,360

UNITED KINGDOM 14.3%
Aerospace & Defense 0.3%
BAE Systems plc	484,984	3,055,339
Meggitt plc	118,344	775,935
Rolls-Royce Holdings plc	263,799	3,115,856

		6,947,130

Air Freight & Logistics 0.0%†
Royal Mail plc	133,609	414,918

Airlines 0.0%†
easyJet plc	24,296	354,397

Automobiles 0.1%
Fiat Chrysler Automobiles NV	169,713	2,537,645

Banks 2.1%
Barclays plc	2,664,207	5,383,030
HSBC Holdings plc	3,102,097	25,263,864
Lloyds Banking Group plc	11,044,130	8,958,793
Royal Bank of Scotland Group plc	753,879	2,431,862
Standard Chartered plc	438,186	3,387,352

		45,424,901

Beverages 0.8%
Coca-Cola European Partners plc	32,906	1,702,557
Diageo plc	374,671	15,324,771

		17,027,328

Capital Markets 0.4%
3i Group plc	149,892	1,923,984
Hargreaves Lansdown plc	43,185	1,051,254
London Stock Exchange Group plc	48,179	2,982,915
Schroders plc	20,243	712,679
St James’s Place plc	80,885	1,086,645

		7,757,477

Chemicals 0.1%
Croda International plc	20,488	1,348,558
Johnson Matthey plc	28,762	1,178,152

		2,526,710

Commercial Services & Supplies 0.0%†
Babcock International Group plc	40,206	259,323
G4S plc	232,820	558,134

		817,457

Diversified Financial Services 0.1%
Standard Life Aberdeen plc	378,440	1,301,749

Diversified Telecommunication Services 0.2%
BT Group plc	1,321,735	3,844,107

Electric Utilities 0.1%
SSE plc	161,046	2,495,411

Electrical Equipment 0.1%
Melrose Industries plc	762,002	1,820,941

Energy Equipment & Services 0.0%†
John Wood Group plc	103,942	687,531

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	147,106	1,129,010
Hammerson plc	117,758	515,897
Land Securities Group plc	115,581	1,376,792
Segro plc	168,628	1,479,518

		4,501,217

Food & Staples Retailing 0.3%
J Sainsbury plc	271,961	835,905
Tesco plc	1,500,563	4,539,361
Wm Morrison Supermarkets plc	359,477	1,066,013

		6,441,279

Food Products 0.1%
Associated British Foods plc	54,863	1,745,402

Health Care Equipment & Supplies 0.1%
ConvaTec Group plc Reg. S(b)	205,424	379,017
Smith & Nephew plc	136,157	2,701,077

		3,080,094

Hotels, Restaurants & Leisure 0.5%
Compass Group plc	247,846	5,825,909
GVC Holdings plc	80,741	588,439
InterContinental Hotels Group plc	27,231	1,641,770
Merlin Entertainments plc Reg. S(b)	117,697	526,662
Whitbread plc	28,292	1,875,267

		10,458,047

Household Durables 0.2%
Barratt Developments plc	158,731	1,241,561
Berkeley Group Holdings plc	19,281	927,055
Persimmon plc	47,922	1,358,021
Taylor Wimpey plc	514,693	1,179,085

		4,705,722

Household Products 0.4%
Reckitt Benckiser Group plc	104,267	8,688,326

Industrial Conglomerates 0.1%
DCC plc	15,005	1,301,457
Smiths Group plc	62,191	1,163,786

		2,465,243

Insurance 0.8%
Admiral Group plc	32,692	925,905
Aviva plc	612,418	3,300,135
Direct Line Insurance Group plc	209,963	965,806
Legal & General Group plc	915,553	3,285,471
Prudential plc	402,419	8,065,850
RSA Insurance Group plc	164,073	1,086,026

		17,629,193

Interactive Media & Services 0.1%
Auto Trader Group plc Reg. S(b)	145,224	987,122

Machinery 0.1%
CNH Industrial NV	157,757	1,608,779
Weir Group plc (The)	39,106	797,279

		2,406,058

Media 0.3%
Informa plc	192,658	1,868,132
ITV plc	574,046	950,923
Pearson plc	119,801	1,305,485
WPP plc	194,322	2,059,122

		6,183,662

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)
	Shares	Value
UNITED KINGDOM (continued)
Multiline Retail 0.1%
Marks & Spencer Group plc	248,371	$903,003
Next plc	21,700	1,580,267

		2,483,270

Multi-Utilities 0.3%
Centrica plc	867,111	1,290,490
National Grid plc	528,459	5,876,415

		7,166,905

Oil, Gas & Consumable Fuels 1.1%
BP plc	3,103,596	22,656,134

Paper & Forest Products 0.1%
Mondi plc	59,287	1,316,383

Personal Products 1.1%
Unilever NV, CVA	239,608	13,926,711
Unilever plc	172,609	9,899,799

		23,826,510

Pharmaceuticals 1.5%
AstraZeneca plc	196,681	15,708,563
GlaxoSmithKline plc	770,096	15,976,528

		31,685,091

Professional Services 0.6%
Experian plc	141,536	3,835,001
Intertek Group plc	25,651	1,624,616
RELX plc	302,647	6,476,797

		11,936,414

Software 0.2%
Micro Focus International plc	65,834	1,704,737
Sage Group plc (The)	169,250	1,547,071

		3,251,808

Specialty Retail 0.1%
Kingfisher plc	321,663	984,542

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	63,347	1,617,918

Tobacco 0.9%
British American Tobacco plc	356,128	14,857,874
Imperial Brands plc	148,295	5,081,299

		19,939,173

Trading Companies & Distributors 0.2%
Ashtead Group plc	74,112	1,790,437
Bunzl plc	53,155	1,753,776

		3,544,213

Water Utilities 0.1%
Severn Trent plc	35,546	916,091
United Utilities Group plc	107,145	1,138,530

		2,054,621

Wireless Telecommunication Services 0.4%
Vodafone Group plc	4,147,815	7,557,383

		303,269,432

UNITED STATES 0.2%
Hotels, Restaurants & Leisure 0.0%†
Carnival plc	25,551	1,254,348

Life Sciences Tools & Services 0.1%
QIAGEN NV*	35,655	1,446,331

Trading Companies & Distributors 0.1%
Ferguson plc	35,230	2,248,358

		4,949,037

Total Common Stocks (cost $1,865,246,060)		2,113,576,992

Repurchase Agreements 2.7%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $2,000,433, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $2,040,000.(e)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $5,029,944, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $5,100,001.(e)(f)	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $26,511,324, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $27,035,693.(e)	26,505,581	26,505,581
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $12,005,763, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $12,242,565.(e)	12,000,000	12,000,000
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $11,002,338, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $11,220,001.(e)	11,000,000	11,000,000

Total Repurchase Agreements (cost $56,505,581)		56,505,581

Total Investments (cost $1,921,751,641) — 102.3%		2,170,082,573
Liabilities in excess of other assets — (2.3)%		(48,677,435)

NET ASSETS — 100.0%		$2,121,405,138

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $83,807,514, which was collateralized by cash used to purchase repurchase agreements with a total value of $56,505,581 and by $33,233,408, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from 4/4/2019 – 11/15/2048, a total value of $89,738,989.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $16,117,611 which represents 0.76% of net assets.

(c)	Fair valued security.
(d)	Value determined using significant unobservable inputs.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $56,505,581.
(f)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

Futures contracts outstanding as of March 31, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	279	6/2019	EUR	10,240,321	109,126
FTSE 100 Index	64	6/2019	GBP	6,011,275	113,504
SGX Nikkei 225 Index	65	6/2019	JPY	6,219,661	(60,060)
SPI 200 Index	28	6/2019	AUD	3,067,203	936

					163,506

At March 31, 2019 the fund had $1,445,433 segregated as collateral with the broker for open futures contract.

Currency:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$32,289,102	$—	$32,289,102
Air Freight & Logistics	—	7,733,222	—	7,733,222
Airlines	—	3,166,243	—	3,166,243
Auto Components	—	21,357,834	—	21,357,834
Automobiles	—	67,577,560	—	67,577,560
Banks	—	215,506,152	—	215,506,152
Beverages	1,702,557	50,570,671	—	52,273,228
Biotechnology	659,472	12,740,392	—	13,399,864
Building Products	—	16,556,457	—	16,556,457
Capital Markets	—	49,879,431	—	49,879,431
Chemicals	—	70,506,615	—	70,506,615
Commercial Services & Supplies	—	11,566,244	—	11,566,244
Communications Equipment	—	9,393,546	—	9,393,546
Construction & Engineering	—	20,230,152	—	20,230,152
Construction Materials	—	12,211,836	—	12,211,836
Consumer Finance	—	949,184	—	949,184
Containers & Packaging	—	3,487,656	—	3,487,656
Distributors	—	393,145	—	393,145
Diversified Consumer Services	—	301,984	—	301,984
Diversified Financial Services	—	15,047,812	—	15,047,812

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$—	$47,360,452	$—	$47,360,452
Electric Utilities	—	42,706,938	—	42,706,938
Electrical Equipment	—	29,624,006	—	29,624,006
Electronic Equipment, Instruments & Components	—	33,391,944	—	33,391,944
Energy Equipment & Services	—	2,198,865	—	2,198,865
Entertainment	—	13,480,265	—	13,480,265
Equity Real Estate Investment Trusts (REITs)	3,529,796	31,553,618	—	35,083,414
Food & Staples Retailing	—	30,756,310	—	30,756,310
Food Products	—	74,236,142	—	74,236,142
Gas Utilities	—	9,482,714	—	9,482,714
Health Care Equipment & Supplies	—	29,827,827	—	29,827,827
Health Care Providers & Services	—	11,562,920	—	11,562,920
Health Care Technology	—	1,084,137	—	1,084,137
Hotels, Restaurants & Leisure	826,342	30,202,944	—	31,029,286
Household Durables	—	24,296,970	—	24,296,970
Household Products	—	19,328,585	—	19,328,585
Independent Power and Renewable Electricity Producers	—	2,080,523	—	2,080,523
Industrial Conglomerates	2,886,924	25,826,815	—	28,713,739
Insurance	—	118,337,316	—	118,337,316
Interactive Media & Services	—	3,315,843	—	3,315,843
Internet & Direct Marketing Retail	—	3,111,406	—	3,111,406
IT Services	805,211	20,134,696	—	20,939,907
Leisure Products	—	4,999,338	—	4,999,338
Life Sciences Tools & Services	—	6,231,488	—	6,231,488
Machinery	—	52,645,121	—	52,645,121
Marine	—	3,917,496	—	3,917,496
Media	—	14,810,626	—	14,810,626
Metals & Mining	—	66,211,797	—	66,211,797
Multiline Retail	—	11,121,441	—	11,121,441
Multi-Utilities	—	22,426,015	—	22,426,015
Oil, Gas & Consumable Fuels	—	121,232,111	—	121,232,111
Paper & Forest Products	—	5,586,123	—	5,586,123
Personal Products	—	48,124,299	—	48,124,299
Pharmaceuticals	2,329,483	173,447,159	—	175,776,642
Professional Services	—	27,757,005	—	27,757,005
Real Estate Management & Development	1,105,440	45,427,328	—	46,532,768
Road & Rail	—	28,305,695	—	28,305,695
Semiconductors & Semiconductor Equipment	4,733,461	23,573,680	—	28,307,141
Software	2,455,297	27,691,225	—	30,146,522
Specialty Retail	—	17,077,621	—	17,077,621
Technology Hardware, Storage & Peripherals	—	11,674,880	—	11,674,880
Textiles, Apparel & Luxury Goods	—	51,018,523	—	51,018,523
Tobacco	—	25,576,028	—	25,576,028
Trading Companies & Distributors	927,961	26,773,158	—	27,701,119
Transportation Infrastructure	—	13,049,649	—	13,049,649
Water Utilities	—	2,054,621	—	2,054,621
Wireless Telecommunication Services	—	35,516,147	—	35,516,147

Total Common Stocks	$21,961,944	$2,091,615,048	$—	$2,113,576,992

Futures Contracts	223,566	—	—	223,566
Repurchase Agreements	—	56,505,581	—	56,505,581

Total Assets	$22,185,510	$2,148,120,629	$—	$2,170,306,139

Liabilities:
Futures Contracts	$(60,060)	$—	$—	$(60,060)

Total Liabilities	$(60,060)	$—	$—	$(60,060)

Total	$22,125,450	$2,148,120,629	$—	$2,170,246,079

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the year ended March 31, 2019, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT International Index Fund

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts Equity risk	Unrealized appreciation from futures contracts	$223,566

Total		$223,566

Liabilities:
Futures Contracts Equity risk	Unrealized depreciation from futures contracts	$(60,060)

Total		$(60,060)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Investment Companies 92.5%

	Shares	Value
Equity Funds 84.6%
NVIT Emerging Markets Fund, Class Y(a)	1,546,272	$19,359,322
NVIT International Index Fund, Class Y(a)	7,908,379	75,762,272
NVIT Mid Cap Index Fund, Class Y(a)	1,738,093	41,244,947
NVIT S&P 500 Index Fund, Class Y(a)	5,238,194	94,916,082
NVIT Small Cap Index Fund, Class Y(a)	462,257	5,611,805

Total Equity Funds (cost $198,059,123)		236,894,428

Fixed Income Funds 7.9%
Nationwide Core Plus Bond Fund, Class R6(a)	1,095,404	11,019,769
NVIT Bond Index Fund, Class Y(a)	1,055,237	10,974,463

Total Fixed Income Funds (cost $22,302,729)		21,994,232

Total Investment Companies (cost $220,361,852)		258,888,660

Exchange Traded Funds 5.7%

	Shares	Value
Equity Funds 5.7%
Nationwide Maximum Diversification U.S. Core Equity ETF(a)(b)	359,622	10,053,809
Nationwide Risk-Based International Equity ETF(a)	230,822	5,740,589

Total Exchange Traded Funds (cost $14,790,185)		15,794,398

Investment Contract 1.9%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(c)(d)(e)	$5,438,874	5,438,874

Total Investment Contract (cost $5,438,874)		5,438,874

Repurchase Agreements 0.0%†
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $69,516, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $70,890.(f)	69,500	69,500
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $16,004, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $16,320.(f)	16,000	16,000
Total Repurchase Agreements (cost $85,500)		85,500

Total Investments (cost $240,676,411) — 100.1%		280,207,432
Liabilities in excess of other assets — (0.1)%		(217,268)

NET ASSETS — 100.0%		$279,990,164

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $83,870, which was collateralized by cash used to purchase repurchase agreements with a total value of $85,500.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $85,500.

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$15,794,398	$—	$—	$15,794,398
Investment Companies	258,888,660	—	—	258,888,660
Investment Contract	—	—	5,438,874	5,438,874
Repurchase Agreements	—	85,500	—	85,500

Total	$274,683,058	$85,500	$5,438,874	$280,207,432

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$5,596,237	$5,596,237
Purchases*	39,360	39,360
Sales	(196,723)	(196,723)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2019	$5,438,874	$5,438,874

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Investor Destinations Balanced Fund

Investment Companies 83.5%

	Shares	Value
Equity Funds 47.3%
NVIT Emerging Markets Fund, Class Y(a)	3,054,951	$38,247,992
NVIT International Index Fund, Class Y(a)	28,348,110	271,574,890
NVIT Mid Cap Index Fund, Class Y(a)	3,550,735	84,258,936
NVIT S&P 500 Index Fund, Class Y(a)	17,849,657	323,435,789
NVIT Small Cap Index Fund, Class Y(a)	1,885,184	22,886,128

Total Equity Funds (cost $661,392,969)		740,403,735

Fixed Income Funds 36.2%
Nationwide Core Plus Bond Fund, Class R6(a)	12,593,564	126,691,255
NVIT Bond Index Fund, Class Y(a)	34,640,672	360,262,991
NVIT Short Term Bond Fund, Class Y(a)	7,625,519	78,619,102

Total Fixed Income Funds (cost $580,350,228)		565,573,348

Total Investment Companies (cost $1,241,743,197)		1,305,977,083

Exchange Traded Funds 2.6%

	Shares	Value
Equity Funds 2.6%
Nationwide Risk-Based International Equity ETF(a)	635,000	15,792,577
Nationwide Risk-Based U.S. Equity ETF(a)	893,140	24,413,535

Total Exchange Traded Funds (cost $38,203,472)		40,206,112

Investment Contract 13.9%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(b)(c)(d)	$216,890,758	216,890,758

Total Investment Contract (cost $216,890,758)		216,890,758

Total Investments (cost $1,496,837,427) — 100.0%		1,563,073,953
Liabilities in excess of other assets — 0.0%†		(21,178)

NET ASSETS — 100.0%		$1,563,052,775

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.
†	Amount rounds to less than 0.1%. Excess

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$40,206,112	$—	$—	$40,206,112
Investment Companies	1,305,977,083	—	—	1,305,977,083
Investment Contract	—	—	216,890,758	216,890,758

Total	$1,346,183,195	$—	$216,890,758	$1,563,073,953

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Balanced Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$219,852,077	$219,852,077
Purchases*	1,733,838	1,733,838
Sales	(4,695,157)	(4,695,157)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2019	$216,890,758	$216,890,758

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Investment Companies 90.5%

	Shares	Value
Equity Funds 65.8%
NVIT Emerging Markets Fund, Class Y(a)	4,064,740	$50,890,546
NVIT International Index Fund, Class Y(a)	31,368,595	300,511,136
NVIT Mid Cap Index Fund, Class Y(a)	4,865,469	115,457,568
NVIT S&P 500 Index Fund, Class Y(a)	25,724,060	466,119,966
NVIT Small Cap Index Fund, Class Y(a)	2,362,729	28,683,526

Total Equity Funds (cost $759,599,739)		961,662,742

Fixed Income Funds 24.7%
Nationwide Core Plus Bond Fund, Class R6(a)	7,228,636	72,720,073
NVIT Bond Index Fund, Class Y(a)	23,533,553	244,748,948
NVIT Short Term Bond Fund, Class Y(a)	4,214,639	43,452,923

Total Fixed Income Funds (cost $370,457,215)		360,921,944

Total Investment Companies (cost $1,130,056,954)		1,322,584,686

Exchange Traded Funds 4.6%

	Shares	Value
Equity Funds 4.6%
Nationwide Maximum Diversification U.S. Core Equity ETF(a)(b)	1,877,961	52,501,405
Nationwide Risk-Based International Equity ETF(a)	607,548	15,109,840

Total Exchange Traded Funds (cost $62,161,272)		67,611,245

Investment Contract 4.9%

	Principal Amount	Value
Nationwide Contract, 2.65% (a)(c)(d)(e)	$71,604,669	71,604,669

Total Investment Contract (cost $71,604,669)		71,604,669

Repurchase Agreements 0.0%†

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $35,608, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $36,312.(f)	35,600	35,600
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $10,003, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $10,200.(f)	10,000	10,000

Total Repurchase Agreements (cost $45,600)		45,600

Total Investments (cost $1,263,868,495) — 100.0%		1,461,846,200
Liabilities in excess of other assets — 0.0%†		(437,940)

NET ASSETS — 100.0%		$1,461,408,260

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $44,731, which was collateralized by cash used to purchase repurchase agreements with a total value of $45,600.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $45,600.
†	Amount rounds to less than 0.1%.Pn Excess

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$67,611,245	$—	$—	$67,611,245
Investment Companies	1,322,584,686	—	—	1,322,584,686
Investment Contract	—	—	71,604,669	71,604,669
Repurchase Agreements	—	45,600	—	45,600

Total	$1,390,195,931	$45,600	$71,604,669	$1,461,846,200

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$74,622,647	$74,622,647
Purchases*	468,371	468,371
Sales	(3,486,349)	(3,486,349)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2019	$71,604,669	$71,604,669

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Investor Destinations Conservative Fund

Investment Companies 73.7%

	Shares	Value
Equity Funds 17.5%
NVIT Emerging Markets Fund, Class Y(a)	848,705	$10,625,781
NVIT International Index Fund, Class Y(a)	4,405,910	42,208,618
NVIT Mid Cap Index Fund, Class Y(a)	436,115	10,349,002
NVIT S&P 500 Index Fund, Class Y(a)	3,129,248	56,701,971
NVIT Small Cap Index Fund, Class Y(a)	284,154	3,449,628

Total Equity Funds (cost $117,659,257)		123,335,000

Fixed Income Funds 56.2%
Nationwide Core Plus Bond Fund, Class R6(a)	7,740,393	77,868,350
Nationwide Inflation-Protected Securities Fund, Class R6(a)	3,623,159	35,398,267
NVIT Bond Index Fund, Class Y(a)	19,722,669	205,115,762
NVIT Short Term Bond Fund, Class Y(a)	7,471,831	77,034,580

Total Fixed Income Funds (cost $402,702,785)		395,416,959

Total Investment Companies (cost $520,362,042)		518,751,959

Exchange Traded Funds 2.5%

	Shares	Value
Equity Funds 2.5%
Nationwide Risk-Based International Equity ETF(a)	287,087	7,139,911
Nationwide Risk-Based U.S. Equity ETF(a)	391,689	10,706,623

Total Exchange Traded Funds (cost $17,005,274)		17,846,534

Investment Contract 23.8%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(b)(c)(d)	$167,090,501	167,090,501

Total Investment Contract (cost $167,090,501)		167,090,501

Total Investments (cost $704,457,817) — 100.0%		703,688,994
Liabilities in excess of other assets — 0.0%†		(236,258)

NET ASSETS — 100.0%		$703,452,736

(a) Investment in affiliate.

(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$17,846,534	$—	$—	$17,846,534
Investment Companies	518,751,959	—	—	518,751,959
Investment Contract	—	—	167,090,501	167,090,501

Total	$536,598,493	$—	$167,090,501	$703,688,994

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$166,150,458	$166,150,458
Purchases*	4,622,238	4,622,238
Sales	(3,682,195)	(3,682,195)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2019	$167,090,501	$167,090,501

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Investment Companies 80.9%

	Shares	Value
Equity Funds 48.1%
NVIT Emerging Markets Fund, Class Y(a)	948,195	$11,871,402
NVIT International Index Fund, Class Y(a)	8,464,177	81,086,812
NVIT Mid Cap Index Fund, Class Y(a)	1,125,548	26,709,260
NVIT S&P 500 Index Fund, Class Y(a)	5,441,420	98,598,539
NVIT Small Cap Index Fund, Class Y(a)	597,228	7,250,351

Total Equity Funds (cost $211,748,694)		225,516,364

Fixed Income Funds 32.8%
Nationwide Core Plus Bond Fund, Class R6(a)	3,417,217	34,377,201
NVIT Bond Index Fund, Class Y(a)	9,415,457	97,920,749
NVIT Short Term Bond Fund, Class Y(a)	2,050,866	21,144,433

Total Fixed Income Funds (cost $156,346,563)		153,442,383

Total Investment Companies (cost $368,095,257)		378,958,747

Exchange Traded Funds 2.5%

	Shares	Value
Equity Funds 2.5%
Nationwide Risk-Based International Equity ETF(a)	183,929	4,574,351
Nationwide Risk-Based U.S. Equity ETF(a)	260,346	7,116,428

Total Exchange Traded Funds (cost $11,110,161)		11,690,779

Investment Contract 12.5%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(b)(c)(d)	$58,649,491	58,649,491

Total Investment Contract (cost $58,649,491)		58,649,491

Total Investments (cost $437,854,909) — 95.9%		449,299,017
Other assets in excess of liabilities — 4.1%		19,214,634

NET ASSETS — 100.0%		$468,513,651

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Futures contracts outstanding as of March 31, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	246	6/2019	USD	22,956,720	387,333
Russell 2000 E-Mini Index	57	6/2019	USD	4,399,830	35,079
S&P 500 E-Mini Index	139	6/2019	USD	19,722,710	576,682
S&P Midcap 400 E-Mini Index	40	6/2019	USD	7,604,000	143,373

					1,142,467

At March 31, 2019, the Fund has $2,718,485 segregated as collateral with the broker for open futures contracts.

Currency:

USD     United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$11,690,779	$—	$—	$11,690,779
Futures Contracts	1,142,467	—	—	1,142,467
Investment Companies	378,958,747	—	—	378,958,747
Investment Contract	—	—	58,649,491	58,649,491

Total	$391,791,993	$—	$58,649,491	$450,441,484

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$62,885,581	$62,885,581
Purchases*	912,837	912,837
Sales	(5,148,927)	(5,148,927)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/2019	$58,649,491	$58,649,491

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,142,467

Total		$1,142,467

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Investment Companies 84.1%

	Shares	Value
Equity Funds 57.3%
NVIT Emerging Markets Fund, Class Y(a)	3,082,951	$38,598,540
NVIT International Index Fund, Class Y(a)	21,340,597	204,442,920
NVIT Mid Cap Index Fund, Class Y(a)	3,089,764	73,320,099
NVIT S&P 500 Index Fund, Class Y(a)	16,695,143	302,515,995
NVIT Small Cap Index Fund, Class Y(a)	1,387,286	16,841,655

Total Equity Funds (cost $588,272,578)		635,719,209

Fixed Income Funds 26.8%
Nationwide Core Plus Bond Fund, Class R6(a)	6,942,286	69,839,401
NVIT Bond Index Fund, Class Y(a)	19,008,525	197,688,659
NVIT Short Term Bond Fund, Class Y(a)	2,856,990	29,455,568

Total Fixed Income Funds (cost $302,474,082)		296,983,628

Total Investment Companies (cost $890,746,660)		932,702,837

Exchange Traded Funds 2.4%

	Shares	Value
Equity Funds 2.4%
Nationwide Risk-Based International Equity ETF(a)(b)	428,992	10,669,117
Nationwide Risk-Based U.S. Equity ETF(a)	606,429	16,576,433

Total Exchange Traded Funds (cost $25,912,790)		27,245,550

Investment Contract 8.8%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(c)(d)(e)	$97,264,943	97,264,943

Total Investment Contract (cost $97,264,943)		97,264,943

Repurchase Agreements 0.0%†

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $6,302, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $6,426.(f)	6,300	6,300
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $1,901, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $1,938.(f)	1,900	1,900
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $2,001, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $2,040.(f)	2,000	2,000

Total Repurchase Agreements (cost $10,200)		10,200

Total Investments (cost $1,013,934,593) — 95.3%		1,057,223,530
Other assets in excess of liabilities — 4.7%		52,076,935

NET ASSETS — 100.0%		$1,109,300,465

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $9,948, which was collateralized by cash used to purchase repurchase agreements with a total value of $10,200.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $10,200.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Futures contracts outstanding as of March 31, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	911	6/2019	USD	85,014,520	1,004,023
Russell 2000 E-Mini Index	193	6/2019	USD	14,897,670	46,447
S&P 500 E-Mini Index	601	6/2019	USD	85,275,890	1,989,663
S&P Midcap 400 E-Mini Index	145	6/2019	USD	27,564,500	372,542

					3,412,675

At March 31, 2019 the Fund has $10,537,615 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$27,245,550	$—	$—	$27,245,550
Futures Contracts	3,412,675	—	—	3,412,675
Investment Companies	932,702,837	—	—	932,702,837
Investment Contract	—	—	97,264,943	97,264,943
Repurchase Agreements	—	10,200	—	10,200

Total	$963,361,062	$10,200	$97,264,943	$1,060,636,205

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$106,236,208	$106,236,208
Purchases*	1,188,917	1,188,917
Sales	(10,160,182)	(10,160,182)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$97,264,943	$97,264,943

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$3,412,675

Total		$3,412,675

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Investor Destinations Moderate Fund

Investment Companies 87.7%

	Shares	Value
Equity Funds 57.9%
NVIT Emerging Markets Fund, Class Y(a)	7,173,067	$89,806,793
NVIT International Index Fund, Class Y(a)	50,745,127	486,138,313
NVIT Mid Cap Index Fund, Class Y(a)	6,935,644	164,582,821
NVIT S&P 500 Index Fund, Class Y(a)	38,466,756	697,017,612
NVIT Small Cap Index Fund, Class Y(a)	3,079,655	37,387,006

Total Equity Funds (cost $1,166,082,868)		1,474,932,545

Fixed Income Funds 29.8%
Nationwide Core Plus Bond Fund, Class R6(a)	17,663,357	177,693,368
NVIT Bond Index Fund, Class Y(a)	48,599,893	505,438,885
NVIT Short Term Bond Fund, Class Y(a)	7,377,038	76,057,264

Total Fixed Income Funds (cost $779,806,512)		759,189,517

Total Investment Companies (cost $1,945,889,380)		2,234,122,062

Exchange Traded Funds 2.6%

	Shares	Value
Equity Funds 2.6%
Nationwide Risk-Based International Equity ETF(a)	1,072,010	26,661,103
Nationwide Risk-Based U.S. Equity ETF(a)	1,470,928	40,207,081

Total Exchange Traded Funds (cost $63,576,184)		66,868,184

Investment Contract 9.7%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(b)(c)(d)	$248,391,341	248,391,341

Total Investment Contract (cost $248,391,341)		248,391,341

Total Investments (cost $2,257,856,905) — 100.0%		2,549,381,587
Liabilities in excess of other assets — 0.0%†		(381,835)

NET ASSETS — 100.0%		$2,548,999,752

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$66,868,184	$—	$—	$66,868,184
Investment Companies	2,234,122,062	—	—	2,234,122,062
Investment Contract	—	—	248,391,341	248,391,341

Total	$2,300,990,246	$—	$248,391,341	$2,549,381,587

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Moderate Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$255,669,384	$255,669,384
Purchases*	1,619,854	1,619,854
Sales	(8,897,897)	(8,897,897)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2019	$248,391,341	$248,391,341

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Investment Companies 91.4%

	Shares	Value
Equity Funds 74.7%
NVIT Emerging Markets Fund, Class Y(a)	3,445,018	$43,131,626
NVIT International Index Fund, Class Y(a)	28,263,524	270,764,561
NVIT Mid Cap Index Fund, Class Y(a)	5,144,247	122,072,979
NVIT S&P 500 Index Fund, Class Y(a)	19,305,055	349,807,600
NVIT Small Cap Index Fund, Class Y(a)	1,783,007	21,645,700

Total Equity Funds (cost $627,429,482)		807,422,466

Fixed Income Funds 16.7%
Nationwide Core Plus Bond Fund, Class R6(a)	5,323,891	53,558,343
NVIT Bond Index Fund, Class Y(a)	12,274,239	127,652,081

Total Fixed Income Funds (cost $186,517,616)		181,210,424

Total Investment Companies (cost $813,947,098)		988,632,890

Exchange Traded Funds 5.7%

	Shares	Value
Equity Funds 5.7%
Nationwide Maximum Diversification U.S. Core Equity ETF(a)	1,402,817	39,217,994
Nationwide Risk-Based International Equity ETF(a)	890,760	22,153,379

Total Exchange Traded Funds (cost $57,414,019)		61,371,373

Investment Contract 2.9%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(b)(c)(d)	$31,392,946	31,392,946

Total Investment Contract (cost $31,392,946)		31,392,946

Total Investments (cost $902,754,063) — 100.0%		1,081,397,209
Liabilities in excess of other assets — 0.0%†		(395,938)

NET ASSETS — 100.0%		$1,081,001,271

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$61,371,373	$—	$—	$61,371,373
Investment Companies	988,632,890	—	—	988,632,890
Investment Contract	—	—	31,392,946	31,392,946

Total	$1,050,004,263	$—	$31,392,946	$1,081,397,209

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$33,172,353	$33,172,353
Purchases*	206,547	206,547
Sales	(1,985,954)	(1,985,954)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2019	$31,392,946	$31,392,946

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Investment Companies 81.6%

	Shares	Value
Equity Funds 37.5%
NVIT Emerging Markets Fund, Class Y(a)	1,002,160	$12,547,038
NVIT International Index Fund, Class Y(a)	11,347,236	108,706,516
NVIT Mid Cap Index Fund, Class Y(a)	1,551,055	36,806,531
NVIT S&P 500 Index Fund, Class Y(a)	7,919,378	143,499,132
NVIT Small Cap Index Fund, Class Y(a)	992,143	12,044,622

Total Equity Funds (cost $267,998,015)		313,603,839

Fixed Income Funds 44.1%
Nationwide Core Plus Bond Fund, Class R6(a)	7,505,483	75,505,162
Nationwide Inflation-Protected Securities Fund, Class R6(a)	2,612,177	25,520,968
NVIT Bond Index Fund, Class Y(a)	20,055,522	208,577,426
NVIT Short Term Bond Fund, Class Y(a)	5,656,919	58,322,836

Total Fixed Income Funds (cost $376,545,538)		367,926,392

Total Investment Companies (cost $644,543,553)		681,530,231

Exchange Traded Funds 2.6%

	Shares	Value

Equity Funds 2.6%
Nationwide Risk-Based International Equity ETF(a)	349,952	8,703,376
Nationwide Risk-Based U.S. Equity ETF(a)(b)	477,568	13,054,083

Total Exchange Traded Funds (cost $20,690,062)		21,757,459

Investment Contract 15.8%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(c)(d)(e)	$131,538,332	131,538,332

Total Investment Contract (cost $131,538,332)		131,538,332

Repurchase Agreements 0.0%†

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $6,727, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $6,860.(f)	6,725	6,725
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $1,601, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $1,632.(f)	1,600	1,600

Total Repurchase Agreements (cost $8,325)		8,325

Total Investments (cost $796,780,272) — 100.0%		834,834,347
Liabilities in excess of other assets — 0.0%†		(147,258)

NET ASSETS — 100.0%		$834,687,089

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $8,200, which was collateralized by cash used to purchase repurchase agreements with a total value of $8,325.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $8,325.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$21,757,459	$—	$—	$21,757,459
Investment Companies	681,530,231	—	—	681,530,231
Investment Contract	—	—	131,538,332	131,538,332
Repurchase Agreements	—	8,325	—	8,325

Total	$703,287,690	$8,325	$131,538,332	$834,834,347

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$133,630,827	$133,630,827
Purchases*	908,731	908,731
Sales	(3,001,226)	(3,001,226)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2019	$131,538,332	$131,538,332

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2019 (Unaudited)

NVIT iShares Fixed Income ETF Fund

Exchange Traded Funds 100.0%

	Shares	Value
Fixed Income Funds 100.0%
iShares Core 10+ Year USD Bond ETF	1,679	$105,172
iShares Core 1-5 Year USD Bond ETF	3,052	152,173
iShares Core Total USD Bond Market ETF	2,026	102,536
iShares Core U.S. Aggregate Bond ETF	4,733	516,228
iShares MBS ETF	958	101,893
iShares U.S. Treasury Bond ETF	2,009	50,707

		1,028,709

Total Exchange Traded Funds (cost 1,004,807)		1,028,709

Total Investments (cost $1,004,807) — 100.0%		1,028,709
Liabilities in excess of other assets — 0.0%†		(215)

NET ASSETS — 100.0%		$1,028,494

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT iShares Fixed Income ETF Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

NVIT iShares Global Equity ETF Fund

Exchange Traded Funds 100.0%

	Shares	Market Value
Equity Funds 100.0%
iShares Core MSCI EAFE ETF	2,004	$121,783
iShares Core MSCI International Developed Markets ETF	2,644	143,173
iShares Core S&P 500 ETF	266	75,693
iShares Core S&P Mid-Cap ETF	1,017	192,619
iShares Core S&P Small-Cap ETF	400	30,860
iShares Core S&P Total US Stock Market ETF	4,685	301,713
iShares Edge MSCI Multifactor USA ETF	3,059	94,921
iShares Edge MSCI Multifactor USA Small-Cap ETF	523	20,978
iShares Edge MSCI USA Momentum Factor ETF	200	22,436
iShares Edge MSCI USA Quality Factor ETF	249	22,049
iShares Edge MSCI USA Size Factor ETF	245	21,558
iShares Edge MSCI USA Value Factor ETF	258	20,604

Total Exchange Traded Funds (cost $1,002,285)		1,068,387

Total Investments (cost $1,002,285) — 100.0%		1,068,387
Other assets in excess of liabilities — 0.0%†		116

NET ASSETS — 100.0%		$1,068,503

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT iShares Global Equity ETF Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

Investment Company 97.1%

	Shares	Value
Equity Fund 97.1%
American Funds Growth-Income Fund, Class 1	7,765,391	$396,190,268

Total Investment Company (cost $368,166,296)		396,190,268

Total Investments (cost $368,166,296) — 97.1%		396,190,268
Other assets in excess of liabilities — 2.9%		11,792,486

NET ASSETS — 100.0%		$407,982,754

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	18	6/2019	USD	1,679,760	27,069
Russell 2000 E-Mini Index	7	6/2019	USD	540,330	1,674
S&P 500 E-Mini Index	59	6/2019	USD	8,371,510	243,791
S&P Midcap 400 E-Mini Index	1	6/2019	USD	190,100	3,673

					276,207

At March 31, 2019, the Fund has $514,855 segregated as collateral with the broker for open futures contracts.

Currency:

USD    United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$276,207

Total		$276,207

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Investment Company 95.3%

	Shares	Value
Balanced Fund 95.3%
American Funds Asset Allocation Fund, Class 1	77,986,318	$1,818,640,940

Total Investment Company (cost $1,728,557,313)		1,818,640,940

Total Investments (cost $1,728,557,313) — 95.3%		1,818,640,940
Other assets in excess of liabilities — 4.7%		88,739,970

NET ASSETS — 100.0%		$1,907,380,910

Futures contracts outstanding as of March 31, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	319	6/2019	USD	29,769,080	484,078
Russell 2000 E-Mini Index	245	6/2019	USD	18,911,550	148,916
S&P 500 E-Mini Index	1,316	6/2019	USD	186,727,240	5,590,950
S&P Midcap 400 E-Mini Index	19	6/2019	USD	3,611,900	46,502

					6,270,446

At March 31, 2019, the Fund had $11,392,755 segregated as collateral with the broker for open futures contracts.

Currency:

USD    United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$6,270,446

Total		$6,270,446

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 97.2%

	Shares	Value

Aerospace & Defense 0.8%
Curtiss-Wright Corp.	33,229	$3,766,175
Teledyne Technologies, Inc.*	28,119	6,664,484

		10,430,659

Air Freight & Logistics 0.3%
XPO Logistics, Inc.*	84,799	4,557,098

Airlines 0.3%
JetBlue Airways Corp.*(a)	238,047	3,894,449

Auto Components 1.0%
Adient plc	67,551	875,461
Dana, Inc.	111,336	1,975,101
Delphi Technologies plc	68,721	1,323,566
Gentex Corp.(a)	201,314	4,163,174
Goodyear Tire & Rubber Co. (The)(a)	180,320	3,272,808
Visteon Corp.*	22,041	1,484,461

		13,094,571

Automobiles 0.2%
Thor Industries, Inc.(a)	40,623	2,533,657

Banks 6.9%
Associated Banc-Corp.	127,622	2,724,730
BancorpSouth Bank (a)	70,439	1,987,789
Bank of Hawaii Corp.(a)	31,931	2,518,398
Bank OZK	93,877	2,720,556
Cathay General Bancorp(a)	59,390	2,013,915
Chemical Financial Corp.(a)	55,509	2,284,750
Commerce Bancshares, Inc.	76,651	4,450,357
Cullen/Frost Bankers, Inc.(a)	48,918	4,748,470
East West Bancorp, Inc.	112,572	5,400,079
First Financial Bankshares, Inc.	52,645	3,041,828
First Horizon National Corp.	246,909	3,451,788
FNB Corp.(a)	251,995	2,671,147
Fulton Financial Corp.(a)	131,928	2,042,245
Hancock Whitney Corp.	66,543	2,688,337
Home BancShares, Inc.(a)	121,172	2,128,992
International Bancshares Corp.(a)	42,295	1,608,479
PacWest Bancorp (a)	93,812	3,528,269
Pinnacle Financial Partners, Inc.	56,597	3,095,856
Prosperity Bancshares, Inc.(a)	51,530	3,558,662
Signature Bank	42,786	5,479,603
Sterling Bancorp (a)	165,182	3,077,341
Synovus Financial Corp.	123,590	4,246,552
TCF Financial Corp.	127,398	2,635,865
Texas Capital Bancshares, Inc.*(a)	39,015	2,129,829
Trustmark Corp.(a)	50,618	1,702,283
UMB Financial Corp.(a)	34,253	2,193,562
Umpqua Holdings Corp.	171,126	2,823,579
United Bankshares, Inc.(a)	79,292	2,873,542
Valley National Bancorp(a)	257,812	2,469,839
Webster Financial Corp.	71,669	3,631,468
Wintrust Financial Corp.	43,882	2,954,575

		92,882,685

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*(a)	6,762	1,992,964

Biotechnology 0.9%
Exelixis, Inc.*	233,075	5,547,185
Ligand Pharmaceuticals, Inc.*(a)	15,877	1,995,898
United Therapeutics Corp.*	33,954	3,985,181

		11,528,264

Building Products 0.9%
Lennox International, Inc.(a)	27,867	7,368,035
Resideo Technologies, Inc.*	95,494	1,842,079
Trex Co., Inc.*	45,776	2,816,140

		12,026,254

Capital Markets 2.9%
Eaton Vance Corp.(a)	89,435	3,605,125
Evercore, Inc., Class A	31,836	2,897,076
FactSet Research Systems, Inc.(a)	29,539	7,333,647
Federated Investors, Inc., Class B(a)	74,360	2,179,492
Interactive Brokers Group, Inc., Class A(a)	58,309	3,025,071
Janus Henderson Group plc(a)	128,126	3,200,587
Legg Mason, Inc.	66,429	1,818,162
MarketAxess Holdings, Inc.(a)	29,265	7,201,531
SEI Investments Co.	100,256	5,238,376
Stifel Financial Corp.(a)	55,820	2,945,063

		39,444,130

Chemicals 2.7%
Ashland Global Holdings, Inc.	48,628	3,799,306
Cabot Corp.	46,222	1,924,222
Chemours Co. (The)	129,718	4,820,321
Ingevity Corp.*(a)	32,308	3,412,048
Minerals Technologies, Inc.	27,359	1,608,436
NewMarket Corp.(a)	6,787	2,942,572
Olin Corp.(a)	128,049	2,963,054
PolyOne Corp.	60,732	1,780,055
RPM International, Inc.	102,233	5,933,603
Scotts Miracle-Gro Co. (The)(a)	30,519	2,398,183
Sensient Technologies Corp.(a)	32,845	2,226,562
Valvoline, Inc.(a)	146,124	2,712,061

		36,520,423

Commercial Services & Supplies 1.4%
Brink’s Co. (The)(a)	38,721	2,919,950
Clean Harbors, Inc.*	39,472	2,823,432
Deluxe Corp.	33,919	1,482,939
Healthcare Services Group, Inc.(a)	57,310	1,890,657
Herman Miller, Inc.	45,737	1,609,028
HNI Corp.	33,776	1,225,731
MSA Safety, Inc.(a)	27,229	2,815,478
Pitney Bowes, Inc.(a)	146,186	1,004,298
Stericycle, Inc.*(a)	66,212	3,603,257

		19,374,770

Communications Equipment 1.4%
ARRIS International plc*	127,102	4,017,694
Ciena Corp.*	111,695	4,170,691
InterDigital, Inc.(a)	25,330	1,671,273
Lumentum Holdings, Inc.*(a)	59,098	3,341,401
NetScout Systems, Inc.*(a)	54,398	1,526,952
Plantronics, Inc.(a)	25,441	1,173,085
ViaSat, Inc.*(a)	44,150	3,421,625

		19,322,721

Construction & Engineering 1.2%
AECOM*(a)	121,220	3,596,598
Dycom Industries, Inc.*(a)	24,416	1,121,671
EMCOR Group, Inc.(a)	43,487	3,178,030
Granite Construction, Inc.(a)	36,255	1,564,403
KBR, Inc.(a)	109,506	2,090,470
MasTec, Inc.*(a)	47,824	2,300,334

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value

Construction & Engineering (continued)
Valmont Industries, Inc.(a)	17,040	$2,216,904

		16,068,410

Construction Materials 0.2%
Eagle Materials, Inc.	35,748	3,013,556

Consumer Finance 0.6%
Green Dot Corp., Class A*	36,985	2,243,140
Navient Corp.	168,992	1,955,238
SLM Corp.(a)	339,212	3,361,591

		7,559,969

Containers & Packaging 1.4%
AptarGroup, Inc.(a)	48,871	5,199,386
Bemis Co., Inc.(a)	70,797	3,927,817
Greif, Inc., Class A	20,372	840,345
Owens-Illinois, Inc.	119,300	2,264,314
Silgan Holdings, Inc.(a)	60,030	1,778,689
Sonoco Products Co.	77,590	4,774,113

		18,784,664

Distributors 0.4%
Pool Corp.(a)	30,590	5,046,432

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.*	45,057	2,087,040
Graham Holdings Co., Class B	3,381	2,309,832
Service Corp. International(a)	140,796	5,652,959
Sotheby’s*	25,554	964,664
Weight Watchers International, Inc.*	30,160	607,724

		11,622,219

Electric Utilities 1.5%
ALLETE, Inc.	40,009	3,289,940
Hawaiian Electric Industries, Inc.(a)	84,598	3,449,060
IDACORP, Inc.(a)	39,126	3,894,602
OGE Energy Corp.	155,108	6,688,257
PNM Resources, Inc.	61,858	2,928,358

		20,250,217

Electrical Equipment 1.3%
Acuity Brands, Inc.	30,979	3,717,790
EnerSys	33,431	2,178,364
Hubbell, Inc.(a)	42,403	5,002,706
nVent Electric plc	125,242	3,379,029
Regal Beloit Corp.	33,228	2,720,376

		16,998,265

Electronic Equipment, Instruments & Components 4.1%
Arrow Electronics, Inc.*	65,945	5,081,722
Avnet, Inc.	84,203	3,651,884
Belden, Inc.(a)	30,704	1,648,805
Cognex Corp.(a)	132,664	6,747,291
Coherent, Inc.*(a)	18,892	2,677,374
Jabil, Inc.	109,485	2,911,206
Littelfuse, Inc.(a)	19,221	3,507,448
National Instruments Corp.	87,291	3,872,229
SYNNEX Corp.(a)	32,215	3,072,989
Tech Data Corp.*	28,980	2,967,842
Trimble, Inc.*(a)	195,321	7,890,968
Vishay Intertechnology, Inc.	102,680	1,896,500
Zebra Technologies Corp., Class A*	41,834	8,765,478

		54,691,736

Energy Equipment & Services 1.1%
Apergy Corp.*	60,071	2,466,515
Core Laboratories NV	34,416	2,372,295
Ensco plc, Class A(a)	339,552	1,334,439
McDermott International, Inc.*	140,403	1,044,598
Oceaneering International, Inc.*(a)	76,756	1,210,442
Patterson-UTI Energy, Inc.	166,623	2,336,055
Rowan Cos. plc, Class A*(a)	98,855	1,066,645
Transocean Ltd.*	393,222	3,424,964

		15,255,953

Entertainment 1.0%
Cinemark Holdings, Inc.(a)	82,718	3,307,893
Live Nation Entertainment, Inc.*(a)	107,401	6,824,260
World Wrestling Entertainment, Inc., Class A(a)	33,967	2,947,656

		13,079,809

Equity Real Estate Investment Trusts (REITs) 9.3%
Alexander & Baldwin, Inc.	52,626	1,338,805
American Campus Communities, Inc.	106,416	5,063,273
Brixmor Property Group, Inc.	231,915	4,260,279
Camden Property Trust	75,044	7,616,966
CoreCivic, Inc.	92,165	1,792,609
CoreSite Realty Corp.	28,507	3,050,819
Corporate Office Properties Trust	85,628	2,337,644
Cousins Properties, Inc.	326,462	3,153,623
CyrusOne, Inc.	84,071	4,408,683
Douglas Emmett, Inc.	125,582	5,076,024
EPR Properties	58,170	4,473,273
First Industrial Realty Trust, Inc.	98,310	3,476,242
GEO Group, Inc. (The)	93,750	1,800,000
Healthcare Realty Trust, Inc.	97,301	3,124,335
Highwoods Properties, Inc.	80,422	3,762,141
Hospitality Properties Trust	127,702	3,359,840
JBG SMITH Properties	85,684	3,543,033
Kilroy Realty Corp.	78,407	5,955,796
Lamar Advertising Co., Class A	66,136	5,241,939
Liberty Property Trust	114,897	5,563,313
Life Storage, Inc.	36,214	3,522,536
Mack-Cali Realty Corp.	70,141	1,557,130
Medical Properties Trust, Inc.	295,937	5,477,794
National Retail Properties, Inc.	125,509	6,951,944
Omega Healthcare Investors, Inc.	158,600	6,050,590
Pebblebrook Hotel Trust	101,358	3,148,179
PotlatchDeltic Corp.	52,703	1,991,646
Rayonier, Inc.	100,559	3,169,620
Sabra Health Care REIT, Inc.	138,482	2,696,245
Senior Housing Properties Trust	184,617	2,174,788
Tanger Factory Outlet Centers, Inc.	72,953	1,530,554
Taubman Centers, Inc.	47,466	2,510,002
Uniti Group, Inc.	138,993	1,555,332
Urban Edge Properties	88,789	1,686,991
Weingarten Realty Investors	92,896	2,728,356

		125,150,344

Food & Staples Retailing 0.4%
Casey’s General Stores, Inc.(a)	28,427	3,660,545
Sprouts Farmers Market, Inc.*(a)	96,391	2,076,262

		5,736,807

Food Products 1.7%
Flowers Foods, Inc.(a)	142,486	3,037,802
Hain Celestial Group, Inc. (The)*(a)	69,536	1,607,672

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value

Food Products (continued)
Ingredion, Inc.	51,772	$4,902,291
Lancaster Colony Corp.	15,167	2,376,517
Post Holdings, Inc.*(a)	51,639	5,649,307
Sanderson Farms, Inc. (a)	15,141	1,996,189
Tootsie Roll Industries, Inc.(a)	15,140	563,807
TreeHouse Foods, Inc.*(a)	43,480	2,806,634

		22,940,219

Gas Utilities 1.9%
National Fuel Gas Co.	67,003	4,084,503
New Jersey Resources Corp.(a)	68,939	3,432,473
ONE Gas, Inc.	40,827	3,634,828
Southwest Gas Holdings, Inc.	41,221	3,390,839
Spire, Inc.	39,404	3,242,555
UGI Corp.	135,006	7,482,033

		25,267,231

Health Care Equipment & Supplies 3.6%
Avanos Medical, Inc.*(a)	36,851	1,572,801
Cantel Medical Corp.(a)	28,188	1,885,495
Globus Medical, Inc., Class A*	59,131	2,921,663
Haemonetics Corp.*	39,611	3,465,170
Hill-Rom Holdings, Inc.	51,770	5,480,372
ICU Medical, Inc.*(a)	12,894	3,085,921
Inogen, Inc.*(a)	13,892	1,324,880
Integra LifeSciences Holdings Corp.*	54,935	3,060,978
LivaNova plc*	37,808	3,676,828
Masimo Corp.*	37,989	5,253,119
NuVasive, Inc.*	40,099	2,277,222
STERIS plc(a)	65,689	8,410,163
West Pharmaceutical Services, Inc.	57,611	6,348,732

		48,763,344

Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.*(a)	68,692	2,013,363
Amedisys, Inc.*	22,621	2,788,264
Chemed Corp.	12,400	3,968,868
Covetrus, Inc.*(a)	74,261	2,365,213
Encompass Health Corp.	76,683	4,478,287
HealthEquity, Inc.*(a)	42,152	3,118,405
MEDNAX, Inc.*	68,520	1,861,688
Molina Healthcare, Inc.*	48,505	6,885,770
Patterson Cos., Inc.(a)	64,153	1,401,743
Tenet Healthcare Corp.*	64,581	1,862,516

		30,744,117

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*(a)	133,908	1,277,482
Medidata Solutions, Inc.*(a)	48,363	3,542,106

		4,819,588

Hotels, Restaurants & Leisure 4.0%
Boyd Gaming Corp.	62,050	1,697,688
Brinker International, Inc.	29,422	1,305,748
Caesars Entertainment Corp.*(a)	452,760	3,934,484
Cheesecake Factory, Inc. (The)(a)	32,390	1,584,519
Churchill Downs, Inc.(a)	27,530	2,484,858
Cracker Barrel Old Country Store, Inc.(a)	18,670	3,017,259
Domino’s Pizza, Inc.(a)	31,872	8,226,163
Dunkin’ Brands Group, Inc.	64,173	4,819,392
Eldorado Resorts, Inc.*	50,512	2,358,405
International Speedway Corp., Class A	18,567	810,078
Jack in the Box, Inc.	20,041	1,624,524
Marriott Vacations Worldwide Corp.	30,545	2,855,958
Papa John’s International, Inc.(a)	17,478	925,460
Penn National Gaming, Inc.*	83,014	1,668,581
Scientific Games Corp.*(a)	42,983	877,713
Six Flags Entertainment Corp.	55,497	2,738,777
Texas Roadhouse, Inc.	51,774	3,219,825
Wendy’s Co. (The)(a)	141,246	2,526,891
Wyndham Destinations, Inc.	73,358	2,970,266
Wyndham Hotels & Resorts, Inc.	76,019	3,800,190

		53,446,779

Household Durables 1.4%
Helen of Troy Ltd.*	19,877	2,304,937
KB Home(a)	66,218	1,600,489
NVR, Inc.*	2,640	7,304,880
Tempur Sealy International, Inc.*(a)	35,644	2,055,589
Toll Brothers, Inc.	104,188	3,771,606
TRI Pointe Group, Inc.*(a)	110,018	1,390,627
Tupperware Brands Corp.	37,794	966,771

		19,394,899

Household Products 0.2%
Energizer Holdings, Inc.(a)	49,380	2,218,643

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.(a)	44,481	5,454,260

Insurance 4.5%
Alleghany Corp.*	11,234	6,879,702
American Financial Group, Inc.	53,468	5,144,156
Brown & Brown, Inc.(a)	180,285	5,320,210
CNO Financial Group, Inc.	125,023	2,022,872
First American Financial Corp.	83,261	4,287,942
Genworth Financial, Inc., Class A*	388,878	1,489,403
Hanover Insurance Group, Inc. (The)	31,509	3,597,383
Kemper Corp.(a)	46,236	3,520,409
Mercury General Corp.(a)	21,058	1,054,374
Old Republic International Corp.	221,021	4,623,759
Primerica, Inc.	33,069	4,039,378
Reinsurance Group of America, Inc.	47,796	6,786,076
RenaissanceRe Holdings Ltd.	32,777	4,703,500
WR Berkley Corp.	73,453	6,222,938

		59,692,102

Interactive Media & Services 0.2%
Cars.com, Inc.*(a)	48,092	1,096,498
Yelp, Inc.*(a)	58,818	2,029,221

		3,125,719

IT Services 2.7%
CACI International, Inc., Class A*(a)	19,308	3,514,442
CoreLogic, Inc.*	62,198	2,317,497
Leidos Holdings, Inc.(a)	113,506	7,274,600
LiveRamp Holdings, Inc.*	52,989	2,891,610
MAXIMUS, Inc.	49,544	3,516,633
Perspecta, Inc.	109,214	2,208,307
Sabre Corp.	213,874	4,574,765
Science Applications International Corp.	39,524	3,041,372
WEX, Inc.*	33,473	6,426,481

		35,765,707

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value

Leisure Products 0.5%
Brunswick Corp.	67,584	$3,401,503
Polaris Industries, Inc.	44,501	3,757,219

		7,158,722

Life Sciences Tools & Services 1.8%
Bio-Rad Laboratories, Inc., Class A*	15,638	4,780,224
Bio-Techne Corp.	29,328	5,823,074
Charles River Laboratories International, Inc.*	37,451	5,439,758
PRA Health Sciences, Inc.*	45,802	5,051,503
Syneos Health, Inc.*(a)	47,296	2,448,041

		23,542,600

Machinery 4.8%
AGCO Corp.	50,101	3,484,524
Colfax Corp.*(a)	73,812	2,190,740
Crane Co.	39,456	3,338,767
Donaldson Co., Inc.(a)	99,318	4,971,859
Graco, Inc.	128,368	6,356,783
IDEX Corp.	58,859	8,931,265
ITT, Inc.	67,873	3,936,634
Kennametal, Inc.(a)	63,861	2,346,892
Lincoln Electric Holdings, Inc.(a)	49,094	4,117,514
Nordson Corp.(a)	40,066	5,309,546
Oshkosh Corp.	54,397	4,086,847
Terex Corp.(a)	48,111	1,545,806
Timken Co. (The)	53,020	2,312,732
Toro Co. (The)(a)	82,420	5,673,793
Trinity Industries, Inc.(a)	103,553	2,250,207
Woodward, Inc.(a)	43,391	4,117,372

		64,971,281

Marine 0.2%
Kirby Corp.*(a)	41,848	3,143,203

Media 1.1%
AMC Networks, Inc., Class A*(a)	34,736	1,971,616
Cable One, Inc.(a)	3,853	3,781,257
John Wiley & Sons, Inc., Class A(a)	35,128	1,553,360
Meredith Corp.(a)	31,047	1,715,657
New York Times Co. (The), Class A	110,272	3,622,435
TEGNA, Inc.(a)	167,587	2,362,977

		15,007,302

Metals & Mining 2.0%
Allegheny Technologies, Inc.*	97,604	2,495,734
Carpenter Technology Corp.(a)	36,794	1,687,005
Commercial Metals Co.(a)	91,350	1,560,258
Compass Minerals International, Inc.	26,306	1,430,257
Reliance Steel & Aluminum Co.	52,091	4,701,734
Royal Gold, Inc.(a)	50,879	4,626,427
Steel Dynamics, Inc.	178,265	6,287,407
United States Steel Corp.(a)	134,638	2,624,095
Worthington Industries, Inc.	30,691	1,145,388

		26,558,305

Multiline Retail 0.3%
Dillard’s, Inc., Class A(a)	14,350	1,033,487
Ollie’s Bargain Outlet Holdings, Inc.*(a)	40,042	3,416,784

		4,450,271

Multi-Utilities 0.7%
Black Hills Corp.	41,938	3,106,348
MDU Resources Group, Inc.	152,281	3,933,418
NorthWestern Corp.	39,099	2,752,960

		9,792,726

Oil, Gas & Consumable Fuels 2.6%
Callon Petroleum Co.*(a)	176,964	1,336,078
Chesapeake Energy Corp.*(a)	810,985	2,514,053
CNX Resources Corp.*	155,112	1,670,556
EQT Corp.(a)	197,843	4,103,264
Equitrans Midstream Corp.(a)	157,968	3,440,543
Matador Resources Co.*(a)	80,442	1,554,944
Murphy Oil Corp.(a)	126,328	3,701,410
Oasis Petroleum, Inc.*(a)	209,913	1,267,875
PBF Energy, Inc., Class A	93,070	2,898,200
QEP Resources, Inc.*(a)	183,557	1,429,909
Range Resources Corp.	161,245	1,812,394
SM Energy Co.(a)	80,192	1,402,558
Southwestern Energy Co.*(a)	420,377	1,971,568
World Fuel Services Corp.	52,164	1,507,018
WPX Energy, Inc.*	306,933	4,023,892

		34,634,262

Paper & Forest Products 0.4%
Domtar Corp.(a)	48,866	2,426,197
Louisiana-Pacific Corp.	105,143	2,563,386

		4,989,583

Personal Products 0.3%
Edgewell Personal Care Co.*(a)	42,027	1,844,565
Nu Skin Enterprises, Inc., Class A	42,992	2,057,597

		3,902,162

Pharmaceuticals 0.5%
Catalent, Inc.*	113,096	4,590,567
Mallinckrodt plc*	64,848	1,409,795
Prestige Consumer Healthcare, Inc.*(a)	40,225	1,203,130

		7,203,492

Professional Services 0.8%
ASGN, Inc.*(a)	40,891	2,596,170
Insperity, Inc.	28,975	3,583,049
ManpowerGroup, Inc.	46,892	3,877,499

		10,056,718

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	35,429	5,462,443
Realogy Holdings Corp.(a)	88,131	1,004,694

		6,467,137

Road & Rail 1.7%
Avis Budget Group, Inc.*	49,532	1,726,686
Genesee & Wyoming, Inc., Class A*	43,712	3,809,064
Knight-Swift Transportation Holdings, Inc.(a)	96,736	3,161,332
Landstar System, Inc.(a)	31,219	3,415,046
Old Dominion Freight Line, Inc.	50,414	7,279,277
Ryder System, Inc.	41,250	2,557,088
Werner Enterprises, Inc.(a)	33,743	1,152,323

		23,100,816

Semiconductors & Semiconductor Equipment 3.4%
Cirrus Logic, Inc.*	45,928	1,932,191
Cree, Inc.*(a)	80,162	4,586,870
Cypress Semiconductor Corp.(a)	282,580	4,216,094
First Solar, Inc.*(a)	58,651	3,099,119

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Integrated Device Technology, Inc.*(a)	100,206	$4,909,092
MKS Instruments, Inc.(a)	42,089	3,916,381
Monolithic Power Systems, Inc.(a)	30,661	4,154,259
Silicon Laboratories, Inc.*(a)	33,462	2,705,737
Synaptics, Inc.*(a)	26,717	1,062,001
Teradyne, Inc.	134,837	5,371,906
Universal Display Corp.(a)	32,926	5,032,739
Versum Materials, Inc.	84,733	4,262,917

		45,249,306

Software 4.1%
ACI Worldwide, Inc.*(a)	90,194	2,964,677
Blackbaud, Inc.(a)	37,718	3,007,256
CDK Global, Inc.	96,849	5,696,658
CommVault Systems, Inc.*	29,940	1,938,316
Fair Isaac Corp.*	22,576	6,132,319
j2 Global, Inc.(a)	35,970	3,115,002
LogMeIn, Inc.	39,481	3,162,428
Manhattan Associates, Inc.*(a)	50,492	2,782,614
PTC, Inc.*(a)	82,912	7,642,828
Teradata Corp.*	91,093	3,976,210
Tyler Technologies, Inc.*	29,738	6,078,447
Ultimate Software Group, Inc. (The)*	24,602	8,121,858

		54,618,613

Specialty Retail 2.0%
Aaron’s, Inc.	52,188	2,745,089
American Eagle Outfitters, Inc.	130,163	2,885,714
AutoNation, Inc.*(a)	44,760	1,598,827
Bed Bath & Beyond, Inc.(a)	106,758	1,813,818
Dick’s Sporting Goods, Inc.(a)	57,282	2,108,550
Five Below, Inc.*	43,302	5,380,273
Michaels Cos., Inc. (The)*(a)	69,804	797,162
Murphy USA, Inc.*(a)	23,300	1,994,946
Sally Beauty Holdings, Inc.*(a)	93,617	1,723,489
Signet Jewelers Ltd.(a)	40,314	1,094,928
Urban Outfitters, Inc.*(a)	58,515	1,734,385
Williams-Sonoma, Inc.	62,247	3,502,639

		27,379,820

Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.*	92,369	2,520,750

Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	35,355	3,563,430
Deckers Outdoor Corp.*	22,623	3,325,355
Skechers U.S.A., Inc., Class A*(a)	103,642	3,483,408

		10,372,193

Thrifts & Mortgage Finance 0.6%
LendingTree, Inc.*(a)	5,779	2,031,665
New York Community Bancorp, Inc.(a)	362,922	4,199,008
Washington Federal, Inc.	62,989	1,819,752

		8,050,425

Trading Companies & Distributors 0.7%
GATX Corp.(a)	28,423	2,170,664
MSC Industrial Direct Co., Inc., Class A(a)	35,060	2,899,813
NOW, Inc.*(a)	84,212	1,175,600
Watsco, Inc.(a)	24,958	3,574,235

		9,820,312

Water Utilities 0.4%
Aqua America, Inc.(a)	138,345	5,041,292

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	72,808	2,237,390

Total Common Stocks (cost $1,030,017,645)		1,302,762,315

Repurchase Agreements 12.4%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $5,001,083, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $5,100,000.(b)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $63,377,300, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $64,260,012.(b)(c)	63,000,000	63,000,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $21,318,579, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $21,740,240.(b)	21,313,961	21,313,961
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $45,021,613, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $45,909,619.(b)	45,000,000	45,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Mid Cap Index Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $32,006,800, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $32,640,003. (b)	$32,000,000	$32,000,000

Total Repurchase Agreements (cost $166,313,961)		166,313,961

Total Investments (cost $1,196,331,606) — 109.6%		1,469,076,276
Liabilities in excess of other assets — (9.6)%		(128,360,398)

NET ASSETS — 100.0%		$1,340,715,878

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $258,957,216, which was collateralized by cash used to purchase repurchase agreements with a total value of $166,313,961 and by $99,780,294, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 4/4/2019 – 2/15/2049, a total value of $266,094,255.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $166,313,961.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Mid Cap Index Fund

Futures contracts outstanding as of March 31, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	195	6/2019	USD	37,069,500	211,695

					211,695

At March 31, 2019, the Fund had $1,558,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Mid Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,302,762,315	$—	$—	$1,302,762,315
Futures Contracts	211,695	—	—	211,695
Repurchase Agreements	—	166,313,961	—	166,313,961

Total	$1,302,974,010	$166,313,961	$—	$1,469,287,971

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Mid Cap Index Fund

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$211,695

Total		$211,695

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 97.1%

	Shares	Value
AUSTRALIA 2.6%
Biotechnology 2.6%
CSL Ltd.	193,601	$26,895,294

BRAZIL 2.3%
Food & Staples Retailing 0.5%
Raia Drogasil SA*	287,067	4,787,688

Health Care Providers & Services 0.3%
Odontoprev SA	755,473	3,164,406

IT Services 0.9%
StoneCo Ltd., Class A*(a)	257,080	10,568,558

Machinery 0.3%
WEG SA	594,531	2,733,232

Multiline Retail 0.3%
Lojas Renner SA	269,797	3,018,149

		24,272,033

CANADA 10.4%
Food & Staples Retailing 1.4%
Alimentation Couche-Tard, Inc., Class B	247,185	14,560,858

Hotels, Restaurants & Leisure 1.3%
Restaurant Brands International, Inc.	211,541	13,762,393

IT Services 3.3%
Shopify, Inc., Class A*	162,941	33,666,870

Multiline Retail 0.6%
Dollarama, Inc.	240,446	6,414,412

Road & Rail 2.7%
Canadian National Railway Co.	72,083	6,452,867
Canadian Pacific Railway Ltd.(a)	101,680	20,949,131

		27,401,998

Software 1.1%
Constellation Software, Inc.	13,982	11,849,153

		107,655,684

CHINA 9.2%
Diversified Consumer Services 0.4%
TAL Education Group, ADR*	113,008	4,077,329

Interactive Media & Services 6.2%
Baidu, Inc., ADR*	55,314	9,118,513
Tencent Holdings Ltd.	1,006,560	46,283,214
Weibo Corp., ADR*(a)	160,226	9,932,410

		65,334,137

Internet & Direct Marketing Retail 2.6%
Alibaba Group Holding Ltd., ADR*(a)	147,412	26,895,319

		96,306,785

DENMARK 7.2%
Chemicals 1.5%
Chr Hansen Holding A/S	154,281	15,677,922

Health Care Equipment & Supplies 2.5%
Ambu A/S, Class B	723,669	19,162,438
Coloplast A/S, Class B	58,042	6,369,879

		25,532,317

Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B	222,243	11,635,477

Road & Rail 2.1%
DSV A/S	268,170	22,192,299

		75,038,015

FRANCE 5.2%
Beverages 1.6%
Pernod Ricard SA	91,643	16,459,994

Textiles, Apparel & Luxury Goods 3.6%
EssilorLuxottica SA	150,696	16,438,713
LVMH Moet Hennessy Louis Vuitton SE	56,708	20,912,776

		37,351,489

		53,811,483

GERMANY 7.2%
Health Care Providers & Services 0.7%
Fresenius SE & Co. KGaA	123,686	6,889,593

Internet & Direct Marketing Retail 0.4%
Zalando SE Reg. S*(b)	103,817	4,047,506

IT Services 1.5%
Bechtle AG	71,029	6,577,647
Wirecard AG	71,131	8,917,392

		15,495,039

Semiconductors & Semiconductor Equipment 1.4%
Infineon Technologies AG	739,912	14,679,189

Software 1.6%
SAP SE	144,201	16,661,603

Textiles, Apparel & Luxury Goods 1.6%
adidas AG	70,967	17,240,943

		75,013,873

HONG KONG 4.0%
Insurance 4.0%
AIA Group Ltd.	4,185,805	41,665,520

INDIA 3.8%
Banks 3.8%
HDFC Bank Ltd., ADR(a)	266,148	30,849,215
HDFC Bank Ltd.	264,570	8,849,070

		39,698,285

INDONESIA 0.9%
Banks 0.4%
Bank Central Asia Tbk. PT	2,299,942	4,485,534

Specialty Retail 0.5%
Ace Hardware Indonesia Tbk. PT	36,995,273	4,625,667

		9,111,201

IRELAND 2.9%
Airlines 1.3%
Ryanair Holdings plc, ADR*(a)	186,021	13,940,413

Building Products 0.7%
Kingspan Group plc(a)	164,422	7,579,266

Life Sciences Tools & Services 0.9%
ICON plc*	65,331	8,922,908

		30,442,587

ISRAEL 1.5%
IT Services 1.5%
Wix.com Ltd.*	128,770	15,559,279

JAPAN 4.3%
Electronic Equipment, Instruments & Components 3.3%
Keyence Corp.	56,052	35,019,294

Machinery 0.4%
Hoshizaki Corp.	69,676	4,327,276

Trading Companies & Distributors 0.6%
MonotaRO Co. Ltd.(a)	263,200	5,872,450

		45,219,020

MEXICO 1.2%
Food & Staples Retailing 1.2%
Wal-Mart de Mexico SAB de CV	4,745,831	12,694,507

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Value

NETHERLANDS 2.5%
Semiconductors & Semiconductor Equipment 2.5%
ASML Holding NV	86,059	$16,172,521
ASML Holding NV (Registered), NYRS	54,995	10,341,810

		26,514,331

NEW ZEALAND 0.7%
Air Freight & Logistics 0.7%
Mainfreight Ltd.	305,856	7,471,931

PHILIPPINES 0.4%
Hotels, Restaurants & Leisure 0.4%
Jollibee Foods Corp.	606,124	3,660,096

SOUTH AFRICA 1.2%
Diversified Financial Services 1.2%
PSG Group Ltd.	680,058	12,327,202

SOUTH KOREA 0.6%
Personal Products 0.6%
LG Household & Health Care Ltd.	5,288	6,616,303

SPAIN 1.8%
IT Services 1.3%
Amadeus IT Group SA	172,172	13,798,588

Specialty Retail 0.5%
Industria de Diseno Textil SA	162,403	4,776,074

		18,574,662

SWEDEN 4.4%
Building Products 0.4%
Assa Abloy AB, Class B	196,687	4,240,706

Chemicals 0.7%
Hexpol AB	832,686	7,024,254

Electronic Equipment, Instruments & Components 0.6%
Hexagon AB, Class B	125,449	6,551,933

Machinery 2.0%
Atlas Copco AB, Class A	603,729	16,228,427
Trelleborg AB, Class B	304,870	4,722,787

		20,951,214

Trading Companies & Distributors 0.7%
AddTech AB, Class B	352,663	7,322,954

		46,091,061

SWITZERLAND 6.0%
Building Products 1.0%
Geberit AG (Registered)	25,235	10,324,579

Capital Markets 0.8%
Partners Group Holding AG	10,804	7,864,406

Chemicals 1.6%
Sika AG (Registered)	120,314	16,826,369

Food Products 1.8%
Nestle SA (Registered)	203,593	19,430,275

Machinery 0.4%
VAT Group AG Reg. S(a)(b)	37,792	3,979,377

Software 0.4%
Temenos AG (Registered)	27,919	4,122,510

		62,547,516

TAIWAN 1.7%
Semiconductors & Semiconductor Equipment 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	430,864	17,648,189

UNITED KINGDOM 7.4%
Hotels, Restaurants & Leisure 1.8%
Compass Group plc	780,753	18,352,509

Household Products 0.6%
Reckitt Benckiser Group plc	79,581	6,631,299

Industrial Conglomerates 1.0%
DCC plc	125,759	10,907,692

Internet & Direct Marketing Retail 0.7%
ASOS plc*	167,356	6,979,287

Personal Products 0.7%
Unilever plc	118,314	6,785,769

Professional Services 2.0%
Experian plc	772,296	20,925,815

Tobacco 0.6%
British American Tobacco plc	156,846	6,543,709

		77,126,080

UNITED STATES 7.7%
Energy Equipment & Services 0.5%
Core Laboratories NV(a)	69,619	4,798,838

Health Care Equipment & Supplies 1.4%
ResMed, Inc.	144,935	15,068,892

Insurance 1.7%
Chubb Ltd.	129,496	18,139,800

IT Services 2.2%
Accenture plc, Class A	127,338	22,414,034

Life Sciences Tools & Services 1.9%
Mettler-Toledo International, Inc.*(a)	27,350	19,774,050

		80,195,614

Total Common Stocks (cost $946,461,485)		1,012,156,551

Repurchase Agreements 3.4%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $500,109, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $510,000.(c)	$500,000	500,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $21,946,454, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $22,380,534.(c)	21,941,700	21,941,700
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $6,002,882, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $6,121,283.(c)	6,000,000	6,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $7,001,488, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $7,140,001.(c)	$7,000,000	$7,000,000

Total Repurchase Agreements (cost $35,441,700)		35,441,700

Total Investments (cost $981,903,185) — 100.5%		1,047,598,251
Liabilities in excess of other assets — (0.5)%		(5,482,459)

NET ASSETS — 100.0%		$1,042,115,792

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $69,691,009, which was collateralized by cash used to purchase repurchase agreements with a total value of $35,441,700 and by $34,648,830, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 4/4/2019 - 2/15/2049, a total value of $70,090,530.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $8,026,883 which represents 0.77% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $35,441,700.

ADR	American Depositary Receipt
NYRS	New York Registry Shares
Reg.S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Air Freight & Logistics	$—	$7,471,931	$—	$7,471,931
Airlines	13,940,413	—	—	13,940,413
Banks	30,849,215	13,334,604	—	44,183,819
Beverages	—	16,459,994	—	16,459,994
Biotechnology	—	26,895,294	—	26,895,294
Building Products	—	22,144,551	—	22,144,551
Capital Markets	—	7,864,406	—	7,864,406
Chemicals	—	39,528,545	—	39,528,545
Diversified Consumer Services	4,077,329	—	—	4,077,329
Diversified Financial Services	—	12,327,202	—	12,327,202
Electronic Equipment, Instruments & Components	—	41,571,227	—	41,571,227
Energy Equipment & Services	4,798,838	—	—	4,798,838
Food & Staples Retailing	32,043,053	—	—	32,043,053
Food Products	—	19,430,275	—	19,430,275
Health Care Equipment & Supplies	15,068,892	25,532,317	—	40,601,209
Health Care Providers & Services	3,164,406	6,889,593	—	10,053,999
Hotels, Restaurants & Leisure	13,762,393	22,012,605	—	35,774,998
Household Products	—	6,631,299	—	6,631,299
Industrial Conglomerates	—	10,907,692	—	10,907,692
Insurance	18,139,800	41,665,520	—	59,805,320
Interactive Media & Services	19,050,923	46,283,214	—	65,334,137
Internet & Direct Marketing Retail	26,895,319	11,026,793	—	37,922,112

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
IT Services	$82,208,741	$29,293,627	$—	$111,502,368
Life Sciences Tools & Services	28,696,958	—	—	28,696,958
Machinery	2,733,232	29,257,867	—	31,991,099
Multiline Retail	9,432,561	—	—	9,432,561
Personal Products	—	13,402,072	—	13,402,072
Pharmaceuticals	—	11,635,477	—	11,635,477
Professional Services	—	20,925,815	—	20,925,815
Road & Railqw21wq	27,401,998	22,192,299	—	49,594,297
Semiconductors & Semiconductor Equipment	27,989,999	30,851,710	—	58,841,709
Software	11,849,153	20,784,113	—	32,633,266
Specialty Retail	—	9,401,741	—	9,401,741
Textiles, Apparel & Luxury Goods	—	54,592,432	—	54,592,432
Tobacco	—	6,543,709	—	6,543,709
Trading Companies & Distributors	—	13,195,404	—	13,195,404

Total Common Stocks	$372,103,223	$640,053,328	$—	$1,012,156,551

Repurchase Agreements	—	35,441,700	$—	35,441,700

Total	$372,103,223	$675,495,028	$—	$1,047,598,251

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)

During the period ended March 31, 2019, there was a transfer of an international common stock from Level 1 to Level 2. The market value at the time of the transfer was $8,690,474. The investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in the Level 1 classification. At March 31, 2019, the Fund valued this security using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

(b)

During the period ended March 31, 2019, there were four transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $15,132,481. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At March 31, 2019, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 96.7%

	Shares	Value
AUSTRALIA 4.6%
Airlines 0.4%
Qantas Airways Ltd.	1,020,000	$4,104,101

Banks 1.3%
Australia & New Zealand Banking Group Ltd.	342,554	6,361,887
Bank of Queensland Ltd.	52,604	341,057
Bendigo & Adelaide Bank Ltd.	60,018	412,114
National Australia Bank Ltd.	188,977	3,402,471
Westpac Banking Corp.	39,966	734,982

		11,252,511

Capital Markets 0.5%
Macquarie Group Ltd.	49,700	4,567,750

Chemicals 0.1%
Incitec Pivot Ltd.	223,262	496,341

Commercial Services & Supplies 0.0%†
Downer EDI Ltd.	66,432	363,127

Construction Materials 0.0%†
Boral Ltd.	98,721	322,984

Diversified Financial Services 0.3%
AMP Ltd.	234,723	351,704
Challenger Ltd.(a)	343,582	2,030,712

		2,382,416

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	17,621	177,660

Health Care Providers & Services 0.0%†
Healthscope Ltd.	147,549	254,930

Hotels, Restaurants & Leisure 0.1%
Star Entertainment Grp Ltd. (The)	145,651	432,938
Tabcorp Holdings Ltd.	130,215	427,819

		860,757

Insurance 0.2%
QBE Insurance Group Ltd.	92,659	808,823
Suncorp Group Ltd.	77,117	753,965

		1,562,788

Metals & Mining 1.0%
BHP Group plc, ADR	58,765	2,837,174
BlueScope Steel Ltd.	116,801	1,160,895
Fortescue Metals Group Ltd.	398,628	2,017,094
Newcrest Mining Ltd.	43,762	790,731
South32 Ltd.	642,860	1,706,173

		8,512,067

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	99,676	284,837

Oil, Gas & Consumable Fuels 0.7%
Oil Search Ltd.	33,693	187,133
Origin Energy Ltd.	131,446	675,387
Santos Ltd.	679,018	3,308,662
Whitehaven Coal Ltd.	131,410	378,994
Woodside Petroleum Ltd.	84,362	2,080,670

		6,630,846

Real Estate Management & Development 0.0%†
LendLease Group	44,459	391,670

Road & Rail 0.0%†
Aurizon Holdings Ltd.	11,035	35,745

		42,200,530

AUSTRIA 0.1%
Banks 0.1%
Raiffeisen Bank International AG	13,694	307,674

Electric Utilities 0.0%†
Verbund AG	2,922	140,144

Metals & Mining 0.0%†voestalpine AG	513	15,651

		463,469

BELGIUM 1.4%
Banks 0.5%
KBC Group NV	80,865	5,654,914

Chemicals 0.2%
Solvay SA	14,530	1,573,729

Diversified Financial Services 0.5%
Groupe Bruxelles Lambert SA	45,225	4,399,143

Insurance 0.1%
Ageas	21,747	1,049,163

Pharmaceuticals 0.1%
UCB SA	5,441	467,483

		13,144,432

BRAZIL 0.4%
Aerospace & Defense 0.4%
Embraer SA, ADR(a)	218,700	4,157,487

CANADA 3.9%
Auto Components 0.2%
Linamar Corp.(a)	6,121	219,492
Magna International, Inc.	40,240	1,959,286

		2,178,778

Banks 0.6%
Bank of Montreal	45,679	3,417,703
Bank of Nova Scotia (The)	45,616	2,430,420
Canadian Imperial Bank of Commerce	1,184	93,619

		5,941,742

Capital Markets 0.0%†
TMX Group Ltd.	4,677	301,231

Chemicals 0.1%
Nutrien Ltd.	21,296	1,123,355

		1,123,355

Construction & Engineering 0.0%†
SNC-Lavalin Group, Inc.	2,322	58,921

Food & Staples Retailing 0.1%
Empire Co. Ltd., Class A	14,720	318,666
Metro, Inc.(a)	5,225	192,367

		511,033

Gas Utilities 0.0%†
AltaGas Ltd.(a)	16,093	211,828

Insurance 0.7%
Fairfax Financial Holdings Ltd.	3,616	1,674,938
Great-West Lifeco, Inc.	10,582	256,245
iA Financial Corp., Inc.	25,256	931,355
Manulife Financial Corp.	115,299	1,949,885
Sun Life Financial, Inc.	42,671	1,638,993

		6,451,416

Metals & Mining 0.8%
Agnico Eagle Mines Ltd.	11,930	518,955
Barrick Gold Corp.	109,600	1,502,505
Goldcorp, Inc.	101,843	1,165,084
IAMGOLD Corp.*	3,711	12,857

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value

CANADA (continued)
Metals & Mining (continued)
Kinross Gold Corp.*	279,967	$963,706
Teck Resources Ltd., Class B	112,568	2,604,981
Wheaton Precious Metals Corp.	13,934	331,680

		7,099,768

Oil, Gas & Consumable Fuels 1.4%
ARC Resources Ltd.(a)	24,859	169,652
Cameco Corp.	53,272	627,855
Canadian Natural Resources Ltd.	122,543	3,369,388
Cenovus Energy, Inc.	71,205	618,063
Encana Corp.	96,989	702,320
Husky Energy, Inc.(a)	56,236	557,584
Imperial Oil Ltd.	19,406	531,142
Seven Generations Energy Ltd., Class A*	18,233	131,663
Suncor Energy, Inc.	159,812	5,180,133
Tourmaline Oil Corp.(a)	43,705	675,026

		12,562,826

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc.(a)	1,500	45,448

		36,486,346

CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc	22,054	279,015
Lundin Mining Corp.	99,350	460,935

		739,950

CHINA 1.0%
Interactive Media & Services 0.4%
Baidu, Inc., ADR *	22,100	3,643,185

Wireless Telecommunication Services 0.6%
China Mobile Ltd.	590,000	6,033,197

		9,676,382

COLOMBIA 0.1%
Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	9,483	575,147

DENMARK 1.3%
Banks 0.1%
Danske Bank A/S	34,243	601,429

Beverages 0.2%
Carlsberg A/S, Class B	11,186	1,397,766

Building Products 0.0%†
Rockwool International A/S, Class B	1,036	242,830

Commercial Services & Supplies 0.1%
ISS A/S	28,895	879,529

Electrical Equipment 0.2%
Vestas Wind Systems A/S	23,109	1,946,369

Health Care Equipment & Supplies 0.0%†
Demant A/S*	3,643	107,880

Insurance 0.0%†
Tryg A/S	7,193	197,427

Marine 0.6%
AP Moller - Maersk A/S, Class A	244	295,322
AP Moller - Maersk A/S, Class B	3,897	4,948,730

		5,244,052

Pharmaceuticals 0.0%†
H Lundbeck A/S	7,213	312,309

DENMARK (continued)
Road & Rail 0.1%
DSV A/S	8,578	709,869

		11,639,460

FINLAND 0.5%
Banks 0.1%
Nordea Bank Abp	137,290	1,045,241

Communications Equipment 0.1%
Nokia OYJ	94,088	535,256

Electric Utilities 0.1%
Fortum OYJ	37,366	764,428

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	62,005	760,665
UPM-Kymmene OYJ	51,609	1,507,141

		2,267,806

		4,612,731

FRANCE 9.3%
Aerospace & Defense 0.1%
Airbus SE	10,020	1,328,699

Air Freight & Logistics 0.0%†
Bollore SA	91,199	412,872

Auto Components 0.3%
Cie Generale des Etablissements Michelin SCA	23,763	2,816,806

Automobiles 0.6%
Peugeot SA	117,090	2,862,392
Renault SA(a)	40,244	2,665,737

		5,528,129

Banks 0.6%
BNP Paribas SA	72,752	3,486,821
Credit Agricole SA	58,221	705,381
Societe Generale SA	44,884	1,301,203

		5,493,405

Building Products 0.2%
Cie de Saint-Gobain	60,203	2,183,909

Capital Markets 0.1%
Amundi SA Reg. S(b)	1,772	111,803
Natixis SA	97,924	524,351

		636,154

Chemicals 0.5%
Arkema SA	43,805	4,182,862

Construction & Engineering 0.1%
Bouygues SA	29,980	1,071,896

Diversified Telecommunication Services 0.4%
Iliad SA	2,431	244,613
Orange SA	230,501	3,752,372

		3,996,985

Electric Utilities 0.1%
Electricite de France SA	72,294	989,366

Entertainment 0.6%
Vivendi SA	200,762	5,820,140

Food & Staples Retailing 0.2%
Carrefour SA	85,977	1,608,226

Insurance 0.4%
AXA SA	98,074	2,471,329
CNP Assurances	21,250	467,949

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value

FRANCE (continued)
Insurance (continued)
SCOR SE	10,743	$457,707

		3,396,985

Media 0.2%
Publicis Groupe SA	41,175	2,208,780

Multi-Utilities 1.7%
Engie SA	570,537	8,511,300
Veolia Environnement SA	335,911	7,513,279

		16,024,579

Oil, Gas & Consumable Fuels 2.0%
TOTAL SA	315,600	17,526,128

Pharmaceuticals 1.0%
Sanofi	103,073	9,114,648

Trading Companies & Distributors 0.2%
Rexel SA	153,800	1,736,267

		86,076,836

GERMANY 9.7%
Airlines 0.1%
Deutsche Lufthansa AG (Registered)	56,134	1,231,874

Auto Components 0.0%†
Continental AG	1,633	245,820

Automobiles 2.1%
Bayerische Motoren Werke AG	56,842	4,383,419
Bayerische Motoren Werke AG (Preference)	8,321	546,957
Daimler AG (Registered)	131,517	7,707,152
Porsche Automobil Holding SE (Preference)	12,604	790,979
Volkswagen AG	5,531	900,189
Volkswagen AG (Preference)	28,020	4,410,115

		18,738,811

Banks 0.1%
Commerzbank AG	136,276	1,054,745

Capital Markets 0.5%
Deutsche Bank AG (Registered)	101,204	824,156
Deutsche Bank AG (Registered)	24,588	199,655
Deutsche Boerse AG	29,682	3,805,670

		4,829,481

Chemicals 0.1%
BASF SE	3,728	273,790
Evonik Industries AG	20,867	568,144
Wacker Chemie AG	1,635	140,749

		982,683

Construction Materials 0.9%
HeidelbergCement AG	111,080	7,985,406

Diversified Telecommunication Services 0.1%
Deutsche Telekom AG (Registered)	14,163	235,076
Telefonica Deutschland Holding AG	155,633	488,713

		723,789

Food & Staples Retailing 0.0%†
METRO AG	14,033	232,670

Health Care Providers & Services 0.5%
Fresenius SE & Co. KGaA	90,200	5,024,347

Hotels, Restaurants & Leisure 0.3%
TUI AG	304,896	2,924,898

Independent Power and Renewable Electricity Producers 0.0%†
Uniper SE	12,631	381,087

Industrial Conglomerates 0.7%
Siemens AG (Registered)	61,491	6,617,618

Insurance 1.4%
Allianz SE (Registered)	34,396	7,650,325
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,028	1,426,751
Talanx AG	77,106	2,971,482

		12,048,558

Multi-Utilities 0.2%
Innogy SE*	11,992	513,220
RWE AG	56,589	1,516,307

		2,029,527

Pharmaceuticals 1.5%
Bayer AG (Registered)	115,305	7,451,982
Merck KGaA	44,185	5,038,052

		12,490,034

Semiconductors & Semiconductor Equipment 0.5%
Infineon Technologies AG	241,259	4,786,362

Software 0.7%
SAP SE	57,854	6,684,700

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,451	340,784

		89,353,194

HONG KONG 3.3%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	118,000	206,527

Banks 0.0%†
Bank of East Asia Ltd.(The)	10,000	32,482

Food Products 0.0%†
WH Group Ltd. Reg. S(b)	411,000	439,705

Hotels, Restaurants & Leisure 0.0%†
Melco International Development Ltd.	49,000	114,834
Shangri-La Asia Ltd.	94,000	133,626

		248,460

Industrial Conglomerates 1.3%
CK Hutchison Holdings Ltd.	1,047,272	10,998,705
Guoco Group Ltd.	4,000	58,003
Hopewell Holdings Ltd.	54,000	265,594
NWS Holdings Ltd.	173,307	378,826

		11,701,128

Real Estate Management & Development 1.9%
CK Asset Holdings Ltd.	757,000	6,730,200
Hang Lung Group Ltd.	164,000	526,437
Hang Lung Properties Ltd.	217,000	529,601
Henderson Land Development Co. Ltd.	73,141	464,896
Hongkong Land Holdings Ltd.	84,900	604,304
Kerry Properties Ltd.	114,000	508,981
New World Development Co. Ltd.	625,202	1,036,840
Sino Land Co. Ltd.	364,078	703,959
Sun Hung Kai Properties Ltd.	137,221	2,354,382
Swire Pacific Ltd., Class A	94,500	1,217,167
Swire Pacific Ltd., Class B	180,000	359,980
Wharf Holdings Ltd.(The)	143,000	431,686
Wheelock & Co. Ltd.	111,000	814,554

		16,282,987

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value

HONG KONG (continued)
Road & Rail 0.1%
MTR Corp. Ltd.	107,000	$663,295

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	101,000	347,371

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust	914,000	215,074
Hutchison Port Holdings Trust	220,600	50,738

		265,812

		30,187,767

IRELAND 1.2%
Airlines 0.2%
Ryanair Holdings plc, ADR*	19,474	1,459,382

Banks 0.5%
AIB Group plc	873,196	3,922,788
Bank of Ireland Group plc	90,243	537,761

		4,460,549

Construction Materials 0.1%
CRH plc, ADR(a)	23,320	722,920

Containers & Packaging 0.4%
Smurfit Kappa Group plc	163,345	4,561,954

Hotels, Restaurants & Leisure 0.0%†
Paddy Power Betfair plc	4,011	309,390

		11,514,195

ISRAEL 0.2%
Banks 0.2%
Bank Hapoalim BM	102,936	684,219
Bank Leumi Le-Israel BM	94,330	618,640
First International Bank of Israel Ltd.	3,337	78,772
Israel Discount Bank Ltd., Class A	78,457	271,595

		1,653,226

ITALY 2.0%
Banks 0.8%
Intesa Sanpaolo SpA	988,557	2,409,089
Mediobanca Banca di Credito Finanziario SpA	391,296	4,067,782
UniCredit SpA	124,060	1,591,659

		8,068,530

Diversified Telecommunication Services 0.2%
Telecom Italia SpA*(a)	2,537,747	1,578,713

Electrical Equipment 0.3%
Prysmian SpA	128,717	2,436,621

Insurance 0.1%
Assicurazioni Generali SpA	38,576	714,258

Oil, Gas & Consumable Fuels 0.6%
Eni SpA	336,778	5,949,379

		18,747,501

JAPAN 22.3%
Airlines 0.7%
Japan Airlines Co. Ltd.	172,300	6,069,159

Auto Components 1.2%
Aisin Seiki Co. Ltd.	14,800	530,853
Denso Corp.(a)	28,700	1,121,508
NGK Spark Plug Co. Ltd.	7,700	143,484
NHK Spring Co. Ltd.(a)	29,800	268,358
NOK Corp.(a)	17,000	265,492
Sumitomo Electric Industries Ltd.	130,500	1,736,968
Sumitomo Rubber Industries Ltd.	35,500	426,953
Tokai Rika Co. Ltd.	6,900	118,037
Toyoda Gosei Co. Ltd.	12,700	270,050
Toyota Industries Corp.	106,800	5,370,424
TS Tech Co. Ltd.	3,900	112,636
Yokohama Rubber Co. Ltd. (The)	17,100	318,852

		10,683,615

Automobiles 1.9%
Honda Motor Co. Ltd.	210,400	5,702,495
Mazda Motor Corp.	125,600	1,408,585
Mitsubishi Motors Corp.	34,000	181,311
Nissan Motor Co. Ltd.(a)	347,500	2,857,040
Toyota Motor Corp.	123,914	7,268,232
Yamaha Motor Co. Ltd.	20,700	407,652

		17,825,315

Banks 2.7%
Aozora Bank Ltd.	8,000	198,116
Bank of Kyoto Ltd. (The)(a)	5,000	209,781
Chiba Bank Ltd. (The)	73,000	397,498
Chugoku Bank Ltd. (The)	8,800	82,707
Concordia Financial Group Ltd.	120,000	463,096
Fukuoka Financial Group, Inc.(a)	14,200	315,916
Gunma Bank Ltd. (The)(a)	36,000	136,564
Hachijuni Bank Ltd. (The)(a)	46,000	191,217
Hiroshima Bank Ltd. (The)	14,000	71,504
Hokuhoku Financial Group, Inc.	15,600	162,838
Iyo Bank Ltd. (The)	31,000	164,544
Kyushu Financial Group, Inc.	7,000	28,517
Mebuki Financial Group, Inc.	56,160	143,945
Mitsubishi UFJ Financial Group, Inc.	540,500	2,682,634
Mizuho Financial Group, Inc.	1,079,200	1,672,625
Resona Holdings, Inc.	805,500	3,496,893
Shinsei Bank Ltd.	18,600	264,540
Shizuoka Bank Ltd. (The)	36,000	274,601
Sumitomo Mitsui Financial Group, Inc.	355,300	12,433,128
Sumitomo Mitsui Trust Holdings, Inc.	17,100	615,386
Yamaguchi Financial Group, Inc.	21,000	178,432

		24,184,482

Beverages 0.0%†
Coca-Cola Bottlers Japan Holdings, Inc.	16,100	409,210
Kirin Holdings Co. Ltd.	2,000	47,880

		457,090

Building Products 0.2%
AGC, Inc.	38,600	1,356,270
LIXIL Group Corp.	35,100	469,217

		1,825,487

Capital Markets 0.6%
Daiwa Securities Group, Inc.(a)	1,070,000	5,224,602
Nomura Holdings, Inc.	200,000	717,307

		5,941,909

Chemicals 1.6%
Asahi Kasei Corp.	9,900	102,619
Daicel Corp.	28,600	311,224
Denka Co. Ltd.	105,799	3,058,406
DIC Corp.	13,000	381,211
Hitachi Chemical Co. Ltd.(a)	14,300	318,036
JSR Corp.	17,200	267,531

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Chemicals (continued)
Kaneka Corp.	10,200	$383,612
Kuraray Co. Ltd.	353,400	4,504,984
Mitsubishi Chemical Holdings Corp.	84,000	593,159
Mitsubishi Gas Chemical Co., Inc.	24,000	343,534
Mitsui Chemicals, Inc.	27,000	653,681
Nippon Shokubai Co. Ltd.	4,400	287,580
Sumitomo Bakelite Co. Ltd.	2,900	104,336
Sumitomo Chemical Co. Ltd.	258,000	1,204,381
Teijin Ltd.	24,800	409,941
Toray Industries, Inc.	63,300	405,403
Tosoh Corp.	35,400	552,199
Ube Industries Ltd.	17,000	350,649
Zeon Corp.	14,000	142,199

		14,374,685

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd.	25,200	603,819
Kokuyo Co. Ltd.	5,200	76,370
Toppan Printing Co. Ltd.(a)	28,500	431,050

		1,111,239

Construction & Engineering 0.2%
JGC Corp.	8,800	117,502
Kajima Corp.	22,800	337,075
Kandenko Co. Ltd.	10,200	87,365
Kinden Corp.	9,000	149,421
Maeda Corp.	12,900	128,175
Maeda Road Construction Co. Ltd.	1,600	31,174
Nippo Corp.(a)	11,000	205,423
Obayashi Corp.	39,600	399,708
Shimizu Corp.	35,500	309,416
Toda Corp.(a)	18,600	114,637

		1,879,896

Construction Materials 0.1%
Sumitomo Osaka Cement Co. Ltd.(a)	2,100	82,815
Taiheiyo Cement Corp.	12,300	410,740

		493,555

Consumer Finance 0.0%†
Credit Saison Co. Ltd.(a)	10,000	132,121
Hitachi Capital Corp.	7,000	162,764

		294,885

Containers & Packaging 0.1%
Rengo Co. Ltd.	9,800	92,020
Toyo Seikan Group Holdings Ltd.	26,400	543,146

		635,166

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	149,844

Diversified Financial Services 1.0%
Fuyo General Lease Co. Ltd.	1,400	69,560
Mitsubishi UFJ Lease & Finance Co. Ltd.	98,800	504,180
ORIX Corp.	610,900	8,793,770

		9,367,510

Diversified Telecommunication Services 0.5%
Nippon Telegraph & Telephone Corp.	106,000	4,505,572

Electrical Equipment 0.0%†
Furukawa Electric Co. Ltd.(a)	9,100	230,801
GS Yuasa Corp.	2,900	57,086
Mabuchi Motor Co. Ltd.(a)	3,300	115,223

		403,110

Electronic Equipment, Instruments & Components 1.4%
Citizen Watch Co. Ltd.(a)	36,900	206,252
Hitachi Ltd.	249,740	8,114,119
Ibiden Co. Ltd.	16,900	257,309
Kyocera Corp.(a)	55,700	3,280,873
Nippon Electric Glass Co. Ltd.	8,400	223,672
Taiyo Yuden Co. Ltd.(a)	10,900	215,510
TDK Corp.	3,300	259,519

		12,557,254

Entertainment 0.4%
DeNA Co. Ltd.	10,900	164,308
Square Enix Holdings Co. Ltd.(a)	97,000	3,415,344

		3,579,652

Food & Staples Retailing 0.8%
Seven & i Holdings Co. Ltd.	186,500	7,037,665

Food Products 0.1%
Itoham Yonekyu Holdings, Inc.(a)	11,500	71,805
NH Foods Ltd.(a)	12,500	450,124

		521,929

Health Care Equipment & Supplies 0.0%†
Nipro Corp.(a)	7,000	90,486

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	7,300	208,021
Medipal Holdings Corp.	8,200	195,026
Suzuken Co. Ltd.	3,880	224,864
Toho Holdings Co. Ltd.	4,800	119,928

		747,839

Household Durables 1.0%
Iida Group Holdings Co. Ltd.(a)	26,600	482,999
Nikon Corp.	4,500	63,613
Sekisui House Ltd.	48,600	805,406
Sony Corp.	178,900	7,529,803
Sumitomo Forestry Co. Ltd.(a)	20,300	282,672

		9,164,493

Industrial Conglomerates 0.8%
Nisshinbo Holdings, Inc.(a)	18,000	157,906
Toshiba Corp.	218,670	6,969,104

		7,127,010

Insurance 0.9%
Dai-ichi Life Holdings, Inc.	60,100	837,464
MS&AD Insurance Group Holdings, Inc.(a)	205,700	6,270,117
Sompo Holdings, Inc.	7,800	288,190
T&D Holdings, Inc.	73,100	770,661
Tokio Marine Holdings, Inc.	4,000	193,963

		8,360,395

IT Services 0.3%
Fujitsu Ltd.	34,800	2,520,130

Leisure Products 0.4%
Heiwa Corp.(a)	5,300	105,992
Sankyo Co. Ltd.	1,500	57,274
Sega Sammy Holdings, Inc.(a)	288,900	3,416,674

		3,579,940

Machinery 0.9%
Amada Holdings Co. Ltd.	24,700	244,769

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Machinery (continued)
Ebara Corp.	11,400	$322,069
FANUC Corp.(a)	23,300	3,987,850
Glory Ltd.	6,900	165,911
JTEKT Corp.	39,200	484,328
Kawasaki Heavy Industries Ltd.	17,699	437,453
Kurita Water Industries Ltd.	8,900	227,585
Mitsubishi Heavy Industries Ltd.(a)	38,900	1,617,967
NGK Insulators Ltd.	3,000	43,706
NSK Ltd.(a)	46,500	437,069
NTN Corp.(a)	56,000	166,657
Sumitomo Heavy Industries Ltd.	12,100	393,665
THK Co. Ltd.	5,400	134,139

		8,663,168

Marine 0.1%
Mitsui OSK Lines Ltd.(a)	15,300	330,501
Nippon Yusen KK(a)	30,600	450,070

		780,571

Media 0.0%†
Fuji Media Holdings, Inc.	6,200	85,674
Tokyo Broadcasting System Holdings, Inc.	3,800	69,617

		155,291

Metals & Mining 0.5%
Daido Steel Co. Ltd.(a)	3,600	142,308
Dowa Holdings Co. Ltd.(a)	4,100	135,106
Hitachi Metals Ltd.	29,000	337,966
JFE Holdings, Inc.	61,500	1,045,791
Kobe Steel Ltd.	54,200	408,314
Mitsubishi Materials Corp.	22,000	582,067
Nippon Steel Corp.	83,999	1,485,981
Sumitomo Metal Mining Co. Ltd.	31,899	949,606

		5,087,139

Multiline Retail 0.1%
H2O Retailing Corp.	14,400	201,219
Isetan Mitsukoshi Holdings Ltd.	24,900	251,921
J Front Retailing Co. Ltd.	34,800	415,147
Takashimaya Co. Ltd.(a)	20,499	273,423

		1,141,710

Oil, Gas & Consumable Fuels 1.0%
Cosmo Energy Holdings Co. Ltd.(a)	5,700	114,463
Idemitsu Kosan Co. Ltd.(a)	18,000	601,231
Inpex Corp.	120,900	1,147,600
JXTG Holdings, Inc.	1,676,500	7,632,525

		9,495,819

Paper & Forest Products 0.1%
Nippon Paper Industries Co. Ltd.(a)	17,000	351,417
Oji Holdings Corp.	129,400	804,906

		1,156,323

Pharmaceuticals 0.6%
Astellas Pharma, Inc.	343,700	5,156,643
Mitsubishi Tanabe Pharma Corp.	10,200	136,419
Sawai Pharmaceutical Co. Ltd.	1,100	63,779
Takeda Pharmaceutical Co. Ltd.	7,818	319,965

		5,676,806

Real Estate Management & Development 0.1%
Nomura Real Estate Holdings, Inc.	16,300	313,541
Tokyo Tatemono Co. Ltd.	24,200	297,517
Tokyu Fudosan Holdings Corp.	94,000	563,542

		1,174,600

Road & Rail 0.2%
Fukuyama Transporting Co. Ltd.	1,500	57,848
Hankyu Hanshin Holdings, Inc.	26,200	984,578
Hitachi Transport System Ltd.	500	14,832
Nippon Express Co. Ltd.	11,300	629,634
Seino Holdings Co. Ltd.	13,600	181,500

		1,868,392

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co. Ltd.	6,600	413,808

Specialty Retail 0.1%
K’s Holdings Corp.	21,600	191,669
Shimamura Co. Ltd.	1,600	135,521
Yamada Denki Co. Ltd.(a)	84,100	415,005

		742,195

Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd.	6,800	126,164
FUJIFILM Holdings Corp.	6,100	277,931
Konica Minolta, Inc.	95,800	944,863
NEC Corp.	47,700	1,621,486
Ricoh Co. Ltd.(a)	79,900	837,655

		3,808,099

Trading Companies & Distributors 0.7%
ITOCHU Corp.	38,400	696,848
Marubeni Corp.(a)	91,200	633,523
Mitsubishi Corp.	69,500	1,936,611
Mitsui & Co. Ltd.	81,000	1,259,747
Nagase & Co. Ltd.(a)	1,000	14,393
Sojitz Corp.(a)	150,800	532,813
Sumitomo Corp.	55,900	775,404
Toyota Tsusho Corp.	11,800	385,075

		6,234,414

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	13,000	301,503
Mitsubishi Logistics Corp.(a)	2,999	83,800

		385,303

Wireless Telecommunication Services 0.4%
SoftBank Group Corp.	36,900	3,596,490

		205,869,440

LUXEMBOURG 0.8%
Media 0.1%
SES SA, FDR	42,276	658,110

Metals & Mining 0.7%
ArcelorMittal	332,681	6,755,733

		7,413,843

MACAU 0.0%†
Hotels, Restaurants & Leisure 0.0%†
SJM Holdings Ltd.	290,000	330,950

MONGOLIA 0.0%†
Metals & Mining 0.0%†
Turquoise Hill Resources Ltd.*	70,880	116,688

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value

NETHERLANDS 6.0%
Banks 0.4%
ABN AMRO Group NV, CVA Reg. S(b)	38,356	$865,995
ING Groep NV	263,440	3,193,246

		4,059,241

Beverages 0.8%
Heineken Holding NV(a)	72,606	7,281,079

Chemicals 0.2%
Koninklijke DSM NV	14,907	1,627,214

Diversified Financial Services 0.1%
EXOR NV	18,500	1,201,768

Food & Staples Retailing 0.6%
Koninklijke Ahold Delhaize NV	210,597	5,607,378

Health Care Equipment & Supplies 0.9%
Koninklijke Philips NV	204,598	8,346,611

Insurance 0.3%
Aegon NV	181,329	872,996
ASR Nederland NV	12,816	534,014
NN Group NV	32,900	1,368,294

		2,775,304

Oil, Gas & Consumable Fuels 1.6%
Koninklijke Vopak NV	7,799	373,591
Royal Dutch Shell plc, Class A, ADR	123,047	7,701,511
Royal Dutch Shell plc, Class B, ADR	107,162	6,853,010

		14,928,112

Professional Services 0.1%
Randstad NV	11,091	541,835

Semiconductors & Semiconductor Equipment 1.0%
ASML Holding NV	19,400	3,645,719
NXP Semiconductors NV	58,500	5,170,815

		8,816,534

		55,185,076

NEW ZEALAND 0.1%
Airlines 0.0%†
Air New Zealand Ltd.	92,376	159,577

Construction Materials 0.0%†
Fletcher Building Ltd.	90,660	305,569

Food Products 0.0%†
Fonterra Co-operative Group Ltd.	5,807	16,809

Health Care Providers & Services 0.0%†
EBOS Group Ltd.	5,523	82,778
Ryman Healthcare Ltd.	4,059	33,873

		116,651

Hotels, Restaurants & Leisure 0.0%†
SKYCITY Entertainment Group Ltd.	8,727	23,013

Transportation Infrastructure 0.1%
Auckland International Airport Ltd.	72,562	402,724

		1,024,343

NORWAY 0.7%
Banks 0.2%
DNB ASA	84,149	1,550,229
SpareBank 1 SR-Bank ASA	16,245	187,254

		1,737,483

Chemicals 0.0%†
Yara International ASA	9,783	400,563

Food Products 0.4%
Austevoll Seafood ASA	4,387	51,942
Mowi ASA	152,700	3,411,604

		3,463,546

Insurance 0.0%†
Storebrand ASA	36,062	280,985

Metals & Mining 0.1%
Norsk Hydro ASA	182,999	744,203

		6,626,780

PORTUGAL 0.0%†
Banks 0.0%†
Banco Espirito Santo SA (Registered)*(c)(d)	146,163	0

SINGAPORE 1.3%
Airlines 0.1%
Singapore Airlines Ltd.	115,300	823,408

Banks 0.9%
DBS Group Holdings Ltd.	395,800	7,375,599

Food & Staples Retailing 0.0%†
Olam International Ltd.	52,400	76,651

Food Products 0.1%
Golden Agri-Resources Ltd.	773,000	160,366
Wilmar International Ltd.	149,400	365,544

		525,910

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	201,700	929,633
Sembcorp Industries Ltd.	172,200	325,703

		1,255,336

Media 0.0%†
Singapore Press Holdings Ltd.	87,200	155,494

Real Estate Management & Development 0.1%
CapitaLand Ltd.	239,200	646,081
City Developments Ltd.	59,800	399,936
Frasers Property Ltd.	26,400	35,265
UOL Group Ltd.	54,910	282,660

		1,363,942

Trading Companies & Distributors 0.0%†
BOC Aviation Ltd. Reg. S(b)	23,300	190,098

		11,766,438

SOUTH AFRICA 0.5%
Capital Markets 0.0%†
Investec plc	79,264	458,161

Metals & Mining 0.5%
Anglo American plc	165,168	4,434,674

		4,892,835

SOUTH KOREA 0.4%
Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co. Ltd.	82,950	3,261,973

SPAIN 1.7%
Banks 0.9%
Banco Bilbao Vizcaya Argentaria SA	29,513	168,770
Banco de Sabadell SA	787,113	784,689
Banco Santander SA	1,557,839	7,249,679
Bankia SA(a)	59,524	154,393

		8,357,531

Electrical Equipment 0.5%
Siemens Gamesa Renewable Energy SA	297,389	4,739,493

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value

SPAIN (continued)
Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA(a)	32,575	$310,704

Oil, Gas & Consumable Fuels 0.3%
Repsol SA	160,182	2,741,380

		16,149,108

SWEDEN 1.4%
Auto Components 0.0%†
Dometic Group AB(b)	19,068	149,954

Banks 0.3%
Skandinaviska Enskilda Banken AB, Class A(a)	174,385	1,510,288
Svenska Handelsbanken AB, Class A	96,280	1,016,365
Swedbank AB, Class A(a)	38,630	545,935

		3,072,588

Commercial Services & Supplies 0.0%†
Intrum AB	11,081	318,359

Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class A	2,737	25,459
Telefonaktiebolaget LM Ericsson, Class B	91,076	835,597

		861,056

Containers & Packaging 0.0%†
BillerudKorsnas AB(a)	16,771	223,346

Diversified Financial Services 0.4%
Investor AB, Class B	74,361	3,350,848

Diversified Telecommunication Services 0.2%
Telia Co. AB	309,697	1,399,143

Food & Staples Retailing 0.0%†
ICA Gruppen AB	9,693	388,762

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	23,850	277,821

Hotels, Restaurants & Leisure 0.0%†
Pandox AB	2,042	36,568

Machinery 0.1%
SKF AB, Class B(a)	25,367	421,617
Trelleborg AB, Class B	24,132	373,832

		795,449

Metals & Mining 0.2%
Boliden AB	45,582	1,294,313
SSAB AB, Class A(a)	17,357	62,726
SSAB AB, Class B	36,887	111,996

		1,469,035

Paper & Forest Products 0.1%
Holmen AB, Class B	17,966	389,696
Svenska Cellulosa AB SCA, Class A	3,365	32,810
Svenska Cellulosa AB SCA, Class B(a)	52,157	452,487

		874,993

		13,217,922

SWITZERLAND 8.7%
Banks 0.0%†
Banque Cantonale Vaudoise (Registered) REG	171	137,104

Capital Markets 1.2%
Credit Suisse Group AG (Registered)*(a)	114,364	1,335,053
Julius Baer Group Ltd.	26,281	1,063,577
UBS Group AG (Registered)*	721,573	8,759,591

		11,158,221

Chemicals 0.1%
Clariant AG (Registered)	48,014	1,010,684

Construction Materials 0.3%
LafargeHolcim Ltd. (Registered)*	51,870	2,566,506

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)(a)	2,209	1,080,826

Electrical Equipment 0.7%
ABB Ltd. (Registered)	356,412	6,705,241

Food Products 1.3%
Nestle SA (Registered)	125,781	12,004,143

Insurance 1.2%
Baloise Holding AG (Registered)	6,996	1,156,985
Helvetia Holding AG (Registered)	391	238,876
Swiss Life Holding AG (Registered)*	4,147	1,828,067
Swiss Re AG	15,288	1,494,472
Zurich Insurance Group AG	19,531	6,471,022

		11,189,422

Metals & Mining 0.7%
Glencore plc	1,484,450	6,173,963

Pharmaceuticals 2.2%
Novartis AG (Registered)	209,032	20,118,020
Vifor Pharma AG	1,904	257,686

		20,375,706

Professional Services 0.1%
Adecco Group AG (Registered)	21,624	1,154,897

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)	2,862	250,869

Specialty Retail 0.1%
Dufry AG (Registered)	7,153	752,466

Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA (Registered)	42,011	3,064,709
Swatch Group AG (The)	6,832	1,958,334
Swatch Group AG (The) (Registered)	8,054	446,366

		5,469,409

Transportation Infrastructure 0.1%
Flughafen Zurich AG (Registered)	2,883	526,347

		80,555,804

UNITED KINGDOM 12.9%
Air Freight & Logistics 0.0%†
Royal Mail plc	67,952	211,022

Automobiles 0.2%
Fiat Chrysler Automobiles NV	151,512	2,265,494

Banks 2.6%
Barclays plc, ADR(a)	261,825	2,094,600
HSBC Holdings plc	758,100	6,174,439
HSBC Holdings plc, ADR	207,660	8,426,842
Lloyds Banking Group plc	6,603,821	5,356,897
Lloyds Banking Group plc, ADR	124,609	399,995
Royal Bank of Scotland Group plc, ADR(a)	132,441	863,515
Standard Chartered plc	156,649	1,210,959

		24,527,247

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value

UNITED KINGDOM (continued)
Capital Markets 0.3%
3i Group plc	74,826	$960,452
IG Group Holdings plc	209,800	1,421,273

		2,381,725

Distributors 0.3%
Inchcape plc	388,377	2,896,605

Diversified Financial Services 0.0%†
Standard Life Aberdeen plc	40,530	139,414

Diversified Telecommunication Services 0.1%
Inmarsat plc	74,746	541,988

Electrical Equipment 0.1%
Melrose Industries plc	229,796	549,139

Energy Equipment & Services 0.5%
John Wood Group plc	28,835	190,731
Subsea 7 SA	36,247	448,847
TechnipFMC plc	163,819	3,853,022

		4,492,600

Equity Real Estate Investment Trusts (REITs) 0.5%
British Land Co. plc (The)	621,248	4,767,958

Food & Staples Retailing 1.0%
J Sainsbury plc	380,657	1,169,995
Tesco plc	2,203,609	6,666,149
Wm Morrison Supermarkets plc	341,143	1,011,645

		8,847,789

Hotels, Restaurants & Leisure 0.4%
Whitbread plc	56,000	3,711,825

Household Durables 0.7%
Barratt Developments plc	505,020	3,950,162
Persimmon plc	90,900	2,575,937

		6,526,099

Industrial Conglomerates 0.5%
DCC plc	49,264	4,272,907

Insurance 1.1%
Aviva plc	1,781,108	9,597,851
Phoenix Group Holdings plc	21,988	194,277

		9,792,128

Media 0.6%
Informa plc	458,485	4,445,755
Pearson plc	44,352	483,309
Pearson plc, ADR(a)	8,021	88,071
WPP plc	60,084	636,677
WPP plc, ADR	1,182	62,410

		5,716,222

Oil, Gas & Consumable Fuels 0.7%
BP plc, ADR	149,357	6,529,888

Personal Products 0.5%
Unilever plc	75,978	4,357,634

Real Estate Management & Development 0.2%
Savills plc	129,596	1,529,038

Software 0.0%†
Micro Focus International plc, ADR(a)	17,210	443,846

Specialty Retail 0.1%
Kingfisher plc	359,190	1,099,405

Tobacco 1.1%
British American Tobacco plc	74,010	3,087,742
Imperial Brands plc	220,832	7,566,765

		10,654,507

Wireless Telecommunication Services 1.4%
Vodafone Group plc	6,588,367	12,004,106
Vodafone Group plc, ADR(a)	79,766	1,450,146

		13,454,252

		119,708,732

UNITED STATES 0.7%
Pharmaceuticals 0.7%
Allergan plc	42,000	6,149,220
Bausch Health Cos., Inc.*	16,644	410,734

		6,559,954

ZAMBIA 0.1%
Metals & Mining 0.1%
First Quantum Minerals Ltd.	86,792	983,948

Total Common Stocks (cost $931,195,348)		894,892,487

Repurchase Agreements 3.2%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $5,001,083, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $5,100,000.(e)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $502,994, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $510,000.(e)(f)	500,000	500,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $13,710,306, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $13,981,482.(e)	13,707,336	13,707,336
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $4,001,921, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $4,080,855.(e)	4,000,000	4,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $6,001,275, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $6,120,001.(e)	$6,000,000	$6,000,000

Total Repurchase Agreements (cost $29,207,336)		29,207,336

Total Investments (cost $960,402,684) — 99.9%		924,099,823
Other assets in excess of liabilities — 0.1%		983,504

NET ASSETS — 100.0%		$925,083,327

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $47,386,348, which was collateralized by cash used to purchase repurchase agreements with a total value of $29,207,336 and by $20,647,603, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 4/4/2019 - 2/15/2049, a total value of $49,854,939.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $1,757,555 which represents 0.19% of net assets.

(c)	Fair valued security.
(d)	Value determined using significant unobservable inputs.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $29,207,336.
(f)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,157,487	$1,328,699	$—	$5,486,186
Air Freight & Logistics	—	623,894	—	623,894
Airlines	1,459,382	12,594,646	—	14,054,028
Auto Components	2,178,778	13,896,195	—	16,074,973
Automobiles	—	44,357,749	—	44,357,749
Banks	17,726,694	101,291,029	—	119,017,723
Beverages	—	9,135,935	—	9,135,935
Building Products	—	4,252,226	—	4,252,226
Capital Markets	500,886	29,773,746	—	30,274,632
Chemicals	1,123,355	24,648,761	—	25,772,116
Commercial Services & Supplies	—	2,672,254	—	2,672,254
Communications Equipment	—	1,396,312	—	1,396,312
Construction & Engineering	58,921	2,951,792	—	3,010,713
Construction Materials	722,920	11,674,020	—	12,396,940
Consumer Finance	—	294,885	—	294,885
Containers & Packaging	—	5,420,466	—	5,420,466
Distributors	—	3,046,449	—	3,046,449

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Financial Services	$—	$20,841,099	$—	$20,841,099
Diversified Telecommunication Services	—	13,827,016	—	13,827,016
Electric Utilities	—	1,893,938	—	1,893,938
Electrical Equipment	—	16,779,973	—	16,779,973
Electronic Equipment, Instruments & Components	—	12,557,254	—	12,557,254
Energy Equipment & Services	3,853,022	817,238	—	4,670,260
Entertainment	—	9,399,792	—	9,399,792
Equity Real Estate Investment Trusts (REITs)	—	4,767,958	—	4,767,958
Food & Staples Retailing	511,033	23,799,141	—	24,310,174
Food Products	—	16,972,042	—	16,972,042
Gas Utilities	211,828	—	—	211,828
Health Care Equipment & Supplies	—	8,822,798	—	8,822,798
Health Care Providers & Services	—	6,143,767	—	6,143,767
Hotels, Restaurants & Leisure	—	8,445,861	—	8,445,861
Household Durables	—	15,690,592	—	15,690,592
Independent Power and Renewable Electricity Producers	—	691,791	—	691,791
Industrial Conglomerates	—	30,973,999	—	30,973,999
Insurance	6,451,416	51,367,413	—	57,818,829
Interactive Media & Services	3,643,185	—	—	3,643,185
IT Services	—	2,520,130	—	2,520,130
Leisure Products	—	3,579,940	—	3,579,940
Machinery	—	9,458,617	—	9,458,617
Marine	—	6,024,623	—	6,024,623
Media	150,481	8,743,416	—	8,893,897
Metals & Mining	11,498,513	30,634,306	—	42,132,819
Multiline Retail	—	1,426,547	—	1,426,547
Multi-Utilities	—	18,054,106	—	18,054,106
Oil, Gas & Consumable Fuels	33,647,235	42,717,143	—	76,364,378
Paper & Forest Products	—	4,299,122	—	4,299,122
Personal Products	—	4,357,634	—	4,357,634
Pharmaceuticals	6,559,954	48,436,986	—	54,996,940
Professional Services	—	1,696,732	—	1,696,732
Real Estate Management & Development	—	20,993,106	—	20,993,106
Road & Rail	—	3,277,301	—	3,277,301
Semiconductors & Semiconductor Equipment	5,170,815	8,845,889	—	14,016,704
Software	443,846	6,684,700	—	7,128,546
Specialty Retail	—	2,594,066	—	2,594,066
Technology Hardware, Storage & Peripherals	—	7,070,072	—	7,070,072
Textiles, Apparel & Luxury Goods	—	5,816,780	—	5,816,780
Thrifts & Mortgage Finance	45,448	—	—	45,448
Tobacco	—	10,654,507	—	10,654,507
Trading Companies & Distributors	—	8,160,779	—	8,160,779
Transportation Infrastructure	50,738	1,870,232	—	1,920,970
Wireless Telecommunication Services	1,450,146	22,208,940	—	23,659,086

Total Common Stocks	$101,616,083	$793,276,404	$—	$894,892,487

Repurchase Agreements	—	29,207,336	—	29,207,336

Total	$101,616,083	$822,483,740	$—	$924,099,823

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2019, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 99.2%

	Shares	Value
Aerospace & Defense 2.1%
Boeing Co. (The)	86,053	$32,822,335
Lockheed Martin Corp.	8,120	2,437,299
Spirit AeroSystems Holdings, Inc., Class A	26,000	2,379,780

		37,639,414

Air Freight & Logistics 1.8%
Expeditors International of Washington, Inc.	433,385	32,893,922

Airlines 0.4%
Delta Air Lines, Inc.	138,352	7,145,881

Auto Components 0.4%
Lear Corp.	49,258	6,684,803

Banks 0.9%
Bank of America Corp.	179,942	4,964,600
Citigroup, Inc.	113,221	7,044,611
East West Bancorp, Inc.	104,260	5,001,352

		17,010,563

Beverages 2.4%
Coca-Cola Co. (The)	223,170	10,457,746
Monster Beverage Corp.*	440,907	24,064,704
PepsiCo, Inc.	80,569	9,873,731

		44,396,181

Biotechnology 4.2%
Amgen, Inc.	48,333	9,182,303
Biogen, Inc.*	71,287	16,850,821
BioMarin Pharmaceutical, Inc.*	121,653	10,806,436
Celgene Corp.*	50,904	4,802,283
Gilead Sciences, Inc.	31,000	2,015,310
Incyte Corp.*	10,735	923,317
Regeneron Pharmaceuticals, Inc.*	53,604	22,010,875
Vertex Pharmaceuticals, Inc.*	51,252	9,427,806

		76,019,151

Capital Markets 2.5%
E*TRADE Financial Corp.	69,700	3,236,171
FactSet Research Systems, Inc.(a)	45,142	11,207,404
LPL Financial Holdings, Inc.	30,000	2,089,500
MSCI, Inc.	62,587	12,444,799
SEI Investments Co.	248,056	12,960,926
TD Ameritrade Holding Corp.	63,647	3,181,714

		45,120,514

Chemicals 0.9%
CF Industries Holdings, Inc.	190,461	7,786,046
Eastman Chemical Co.	76,721	5,821,589
Linde plc	13,950	2,454,223
LyondellBasell Industries NV, Class A	15,560	1,308,285

		17,370,143

Commercial Services & Supplies 0.3%
Waste Management, Inc.	61,867	6,428,600

Communications Equipment 1.8%
Arista Networks, Inc.*	14,990	4,713,755
Cisco Systems, Inc.	470,927	25,425,349
F5 Networks, Inc.*	22,960	3,603,113

		33,742,217

Consumer Finance 0.3%
American Express Co.	57,910	6,329,563

Diversified Financial Services 0.1%
Voya Financial, Inc.	51,500	2,572,940

Electrical Equipment 0.1%
Eaton Corp. plc	21,194	1,707,389

Electronic Equipment, Instruments & Components 0.7%
CDW Corp.	26,400	2,544,168
Zebra Technologies Corp., Class A*	48,650	10,193,635

		12,737,803

Energy Equipment & Services 0.5%
Schlumberger Ltd.	215,898	9,406,676

Entertainment 0.2%
Electronic Arts, Inc.*	29,805	3,029,082

Equity Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp.	43,453	8,562,848
Crown Castle International Corp.	10,270	1,314,560
Public Storage	4,850	1,056,233
Simon Property Group, Inc.	71,850	13,091,789

		24,025,430

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	59,568	14,423,796
Sysco Corp.	34,200	2,283,192
Walgreens Boots Alliance, Inc.	126,435	7,999,542

		24,706,530

Food Products 1.4%
Danone SA, ADR-FR	736,594	11,336,182
General Mills, Inc.(a)	132,330	6,848,077
Tyson Foods, Inc., Class A	114,324	7,937,515

		26,121,774

Health Care Equipment & Supplies 1.1%
ABIOMED, Inc.*	9,670	2,761,655
Boston Scientific Corp.*	162,506	6,236,980
DexCom, Inc.*	10,062	1,198,384
Varian Medical Systems, Inc.*	73,019	10,348,253

		20,545,272

Health Care Providers & Services 3.3%
Cigna Corp.	44,060	7,085,729
CVS Health Corp.	59,198	3,192,548
HCA Healthcare, Inc.	75,974	9,905,490
Humana, Inc.	26,837	7,138,642
McKesson Corp.	20,808	2,435,785
Molina Healthcare, Inc.*	67,200	9,539,712
UnitedHealth Group, Inc.	51,661	12,773,699
WellCare Health Plans, Inc.*(a)	32,080	8,653,580

		60,725,185

Health Care Technology 0.7%
Cerner Corp.*	214,406	12,266,167

Hotels, Restaurants & Leisure 4.6%
Chipotle Mexican Grill, Inc.*	5,901	4,191,539
Darden Restaurants, Inc.	53,700	6,522,939
Marriott International, Inc., Class A	84,225	10,535,705
Planet Fitness, Inc., Class A*(a)	29,110	2,000,439
Starbucks Corp.	420,797	31,282,049
Yum China Holdings, Inc.	450,317	20,223,737
Yum! Brands, Inc.	87,180	8,701,436

		83,457,844

Household Durables 0.1%
Toll Brothers, Inc.(a)	65,725	2,379,245

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Household Products 1.6%
Colgate-Palmolive Co.	127,487	$8,737,959
Kimberly-Clark Corp.	83,493	10,344,783
Procter & Gamble Co. (The)	90,802	9,447,948

		28,530,690

Independent Power and Renewable Electricity Producers 0.7%
AES Corp.	268,105	4,847,338
NRG Energy, Inc.	176,175	7,483,914

		12,331,252

Industrial Conglomerates 0.1%
Honeywell International, Inc.	14,500	2,304,340

Insurance 0.9%
MetLife, Inc.	131,317	5,590,165
Progressive Corp. (The)	159,750	11,516,377

		17,106,542

Interactive Media & Services 9.8%
Alphabet, Inc., Class A*	38,672	45,512,690
Alphabet, Inc., Class C*	42,722	50,126,150
Facebook, Inc., Class A*	441,346	73,567,965
TripAdvisor, Inc.*	200,734	10,327,764

		179,534,569

Internet & Direct Marketing Retail 9.0%
Alibaba Group Holding Ltd., ADR-CN*(a)	184,004	33,571,530
Amazon.com, Inc.*	63,695	113,424,871
Booking Holdings, Inc.*	7,181	12,530,199
Expedia Group, Inc.	39,000	4,641,000

		164,167,600

IT Services 7.7%
Accenture plc, Class A	58,108	10,228,170
Automatic Data Processing, Inc.	53,559	8,555,515
Booz Allen Hamilton Holding Corp.	46,300	2,691,882
Cognizant Technology Solutions Corp., Class A	134,525	9,746,336
DXC Technology Co.	120,257	7,733,728
Euronet Worldwide, Inc.*(a)	44,000	6,273,960
Fidelity National Information Services, Inc.	73,306	8,290,909
First Data Corp., Class A*	233,790	6,141,663
Mastercard, Inc., Class A	91,828	21,620,903
Okta, Inc.*(a)	35,542	2,940,390
PayPal Holdings, Inc.*	41,800	4,340,512
Visa, Inc., Class A(a)	295,934	46,221,931
WEX, Inc.*	33,379	6,408,434

		141,194,333

Leisure Products 0.1%
Brunswick Corp.(a)	51,626	2,598,337

Life Sciences Tools & Services 0.8%
Illumina, Inc.*	34,608	10,752,360
PRA Health Sciences, Inc.*	32,000	3,529,280

		14,281,640

Machinery 1.9%
Allison Transmission Holdings, Inc.	94,277	4,234,923
Deere & Co.	83,283	13,311,955
Illinois Tool Works, Inc.	19,088	2,739,700
Ingersoll-Rand plc	126,096	13,612,063

		33,898,641

Media 0.1%
Comcast Corp., Class A	33,743	1,349,045

Oil, Gas & Consumable Fuels 0.3%
Marathon Petroleum Corp.	79,897	4,781,835

Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	72,000	11,919,600

Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.(a)	386,762	18,452,415
Eli Lilly & Co.	89,155	11,568,753
Johnson & Johnson	20,997	2,935,171
Merck & Co., Inc.	88,831	7,388,074
Novartis AG, ADR-CH	84,258	8,100,564
Novo Nordisk A/S, ADR-DK	290,791	15,211,277

		63,656,254

Professional Services 0.3%
Robert Half International, Inc.	77,600	5,056,416

Road & Rail 1.3%
CSX Corp.	63,900	4,780,998
Union Pacific Corp.	116,131	19,417,103

		24,198,101

Semiconductors & Semiconductor Equipment 2.8%
Broadcom, Inc.	21,123	6,351,898
Lam Research Corp.	11,625	2,080,991
NVIDIA Corp.	137,368	24,665,798
QUALCOMM, Inc.	221,100	12,609,333
Texas Instruments, Inc.	43,904	4,656,897

		50,364,917

Software 13.7%
Adobe, Inc.*	91,233	24,312,682
Atlassian Corp. plc, Class A*	43,715	4,913,129
Autodesk, Inc.*	159,754	24,892,868
Cadence Design Systems, Inc.*	82,334	5,229,032
Fortinet, Inc.*	109,270	9,175,402
Manhattan Associates, Inc.*	108,400	5,973,924
Microsoft Corp.	910,647	107,401,707
Oracle Corp.	554,719	29,793,958
Palo Alto Networks, Inc.*	42,760	10,385,549
Paycom Software, Inc.*	11,465	2,168,375
salesforce.com, Inc.*	158,433	25,091,034
Tableau Software, Inc., Class A*	8,709	1,108,482

		250,446,142

Specialty Retail 1.8%
Advance Auto Parts, Inc.	56,800	9,686,104
AutoZone, Inc.*	7,186	7,359,326
Home Depot, Inc. (The)	25,318	4,858,271
O’Reilly Automotive, Inc.*	23,400	9,086,220
Ross Stores, Inc.	12,235	1,139,079

		32,129,000

Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	384,437	73,023,808
NetApp, Inc.	145,370	10,079,956
Western Digital Corp.(a)	50,190	2,412,131

		85,515,895

Textiles, Apparel & Luxury Goods 2.4%
Columbia Sportswear Co.	25,200	2,625,336
Lululemon Athletica, Inc.*	27,614	4,525,106
NIKE, Inc., Class B	111,706	9,406,762
Skechers U.S.A., Inc., Class A*	133,000	4,470,130
Under Armour, Inc., Class A*(a)	668,539	14,132,914

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	108,750	$9,451,463

		44,611,711

Tobacco 0.7%
Altria Group, Inc.	79,774	4,581,421
Philip Morris International, Inc.	101,276	8,951,785

		13,533,206

Trading Companies & Distributors 0.9%
HD Supply Holdings, Inc.*	233,022	10,101,504
United Rentals, Inc.*	52,480	5,995,840

		16,097,344

Total Common Stocks (cost $1,515,343,061)		1,814,069,699

Repurchase Agreements 0.7%

	Principal Amount	Value
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $2,011,978, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $2,040,000.(b)(c)	$2,000,000	2,000,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $8,067,199, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $8,226,761.(b)	8,065,452	8,065,452
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $1,000,480, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $1,020,214.(b)	1,000,000	1,000,000
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $2,600,553, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $2,652,000.(b)	2,600,000	2,600,000

Total Repurchase Agreements (cost $13,665,452)		13,665,452

Total Investments (cost $1,529,008,513) — 99.9%		1,827,735,151
Other assets in excess of liabilities — 0.1%		2,027,992

NET ASSETS — 100.0%		$1,829,763,143

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $105,257,488, which was collateralized by cash used to purchase repurchase agreements with a total value of $13,665,452 and by $93,174,475, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 4/9/2019 - 2/15/2049, a total value of $106,839,927.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $13,665,452.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DK	Denmark
FR	France
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,814,069,699	$—	$—	$1,814,069,699
Repurchase Agreements	—	13,665,452	—	13,665,452

Total	$1,814,069,699	$13,665,452	$—	$1,827,735,151

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.2%

	Shares	Value
BERMUDA 0.4%
Insurance 0.4%
RenaissanceRe Holdings Ltd.	51,294	$7,360,689

CANADA 1.3%
Chemicals 0.2%
Nutrien Ltd.	79,212	4,177,694

Oil, Gas & Consumable Fuels 1.1%
Canadian Natural Resources Ltd.	413,255	11,364,513
Enbridge, Inc.	171,969	6,235,596

		17,600,109

		21,777,803

IRELAND 0.4%
Construction Materials 0.4%
CRH plc	220,195	6,815,624

JAPAN 0.4%
Building Products 0.4%
Sanwa Holdings Corp.	592,000	7,064,798

LUXEMBOURG 0.3%
Energy Equipment & Services 0.3%
Tenaris SA, ADR(a)	205,625	5,808,906

NETHERLANDS 0.6%
Health Care Equipment & Supplies 0.6%
Koninklijke Philips NV, NYRS REG	245,062	10,013,233

SOUTH KOREA 0.3%
Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics Co. Ltd.	139,759	5,495,963

SPAIN 0.4%
Electric Utilities 0.4%
Iberdrola SA	838,724	7,366,111

UNITED KINGDOM 0.8%
Pharmaceuticals 0.3%
AstraZeneca plc, ADR	109,850	4,441,236

Tobacco 0.5%
British American Tobacco plc	211,833	8,837,799

		13,279,035

UNITED STATES 94.3%
Aerospace & Defense 1.3%
Boeing Co. (The)	6,506	2,481,519
Harris Corp.(a)	41,198	6,579,732
Raytheon Co.	15,071	2,744,128
United Technologies Corp.	78,913	10,171,096

		21,976,475

Airlines 1.2%
Delta Air Lines, Inc.	263,701	13,620,157
Southwest Airlines Co.(a)	149,062	7,737,808

		21,357,965

Auto Components 0.4%
Lear Corp.	47,457	6,440,389

Automobiles 0.7%
General Motors Co.	349,687	12,973,388

Banks 11.0%
Bank of America Corp.	1,259,990	34,763,124
Bank OZK	214,950	6,229,251
Citigroup, Inc.	705,274	43,882,149
JPMorgan Chase & Co.	367,816	37,234,014
PNC Financial Services Group, Inc. (The)	143,757	17,633,234
US Bancorp	299,634	14,439,362
Wells Fargo & Co.	776,253	37,508,545

		191,689,679

Beverages 0.6%
Molson Coors Brewing Co., Class B	71,041	4,237,596
PepsiCo, Inc.	56,178	6,884,614

		11,122,210

Biotechnology 1.2%
Biogen, Inc.*	43,315	10,238,800
Incyte Corp.*	57,277	4,926,395
Seattle Genetics, Inc.*(a)	72,010	5,274,012

		20,439,207

Building Products 0.9%
Fortune Brands Home & Security, Inc.	176,500	8,403,165
Johnson Controls International plc	197,057	7,279,286

		15,682,451

Capital Markets 2.3%
Ameriprise Financial, Inc.	56,054	7,180,517
Goldman Sachs Group, Inc. (The)	36,342	6,977,301
LPL Financial Holdings, Inc.	52,809	3,678,147
Morgan Stanley	309,841	13,075,290
Raymond James Financial, Inc.	106,021	8,525,149

		39,436,404

Chemicals 3.2%
Cabot Corp.	108,028	4,497,206
Celanese Corp.	109,754	10,822,842
CF Industries Holdings, Inc.	415,627	16,990,831
DowDuPont, Inc.	154,082	8,214,111
Eastman Chemical Co.	65,543	4,973,403
LyondellBasell Industries NV, Class A	28,726	2,415,282
Mosaic Co. (The)	248,786	6,794,346

		54,708,021

Commercial Services & Supplies 0.6%
Herman Miller, Inc.	296,242	10,421,794

Communications Equipment 2.2%
Cisco Systems, Inc.	702,165	37,909,888

Construction & Engineering 0.2%
Quanta Services, Inc.	114,058	4,304,549

Construction Materials 1.2%
Martin Marietta Materials, Inc.	48,794	9,816,377
Vulcan Materials Co.(a)	96,978	11,482,195

		21,298,572

Consumer Finance 1.1%
American Express Co.	38,175	4,172,528
Discover Financial Services	62,379	4,438,890
SLM Corp.(a)	701,309	6,949,971
Synchrony Financial	100,700	3,212,330

		18,773,719

Diversified Financial Services 2.9%
Berkshire Hathaway, Inc., Class B*	171,565	34,465,693
Voya Financial, Inc.	312,295	15,602,258

		50,067,951

Diversified Telecommunication Services 3.6%
AT&T, Inc.	685,374	21,493,329
CenturyLink, Inc.	96,907	1,161,915
Verizon Communications, Inc.	669,863	39,608,999

		62,264,243

Electric Utilities 1.4%
American Electric Power Co., Inc.	43,914	3,677,798
Exelon Corp.	196,242	9,837,611
NextEra Energy, Inc.	14,843	2,869,449
OGE Energy Corp.	73,811	3,182,730
Xcel Energy, Inc.	86,428	4,858,118

		24,425,706

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Electrical Equipment 0.7%
Eaton Corp. plc	102,014	$8,218,248
Regal Beloit Corp.	49,981	4,091,944

		12,310,192

Electronic Equipment, Instruments & Components 0.7%
Coherent, Inc.*(a)	38,500	5,456,220
Corning, Inc.	224,439	7,428,931

		12,885,151

Energy Equipment & Services 0.8%
Apergy Corp.*	121,824	5,002,093
Halliburton Co.	287,517	8,424,249

		13,426,342

Entertainment 0.4%
Electronic Arts, Inc.*	61,000	6,199,430

Equity Real Estate Investment Trusts (REITs) 4.7%
Acadia Realty Trust	197,057	5,373,744
American Tower Corp.	22,147	4,364,288
Brixmor Property Group, Inc.	323,660	5,945,634
Columbia Property Trust, Inc.	292,352	6,580,844
EPR Properties	75,660	5,818,254
Equinix, Inc.	23,267	10,543,674
Gaming and Leisure Properties, Inc.	50,241	1,937,795
Host Hotels & Resorts, Inc.	600,066	11,341,246
Life Storage, Inc.	68,767	6,688,966
Medical Properties Trust, Inc.	363,954	6,736,789
Simon Property Group, Inc.	40,885	7,449,656
STORE Capital Corp.	235,951	7,904,359

		80,685,249

Food & Staples Retailing 1.5%
Kroger Co. (The)	278,825	6,859,095
US Foods Holding Corp.*(a)	84,621	2,954,119
Walgreens Boots Alliance, Inc.	250,360	15,840,277

		25,653,491

Food Products 1.5%
Archer-Daniels-Midland Co.	144,295	6,223,443
Conagra Brands, Inc.(a)	365,694	10,144,352
JM Smucker Co. (The)(a)	45,144	5,259,276
Kraft Heinz Co. (The)	44,142	1,441,236
Mondelez International, Inc., Class A	60,473	3,018,812

		26,087,119

Health Care Equipment & Supplies 2.3%
Abbott Laboratories	71,442	5,711,073
Boston Scientific Corp.*	193,250	7,416,935
Danaher Corp.	19,383	2,558,944
Medtronic plc	268,957	24,496,604

		40,183,556

Health Care Providers & Services 3.1%
Anthem, Inc.	14,436	4,142,843
Cigna Corp.	33,541	5,394,064
CVS Health Corp.	387,806	20,914,378
HCA Healthcare, Inc.	51,195	6,674,804
Humana, Inc.	10,371	2,758,686
McKesson Corp.	123,518	14,459,017

		54,343,792

Hotels, Restaurants & Leisure 0.9%
Aramark	154,084	4,553,183
Darden Restaurants, Inc.	27,962	3,396,544
Las Vegas Sands Corp.	70,499	4,297,619
Royal Caribbean Cruises Ltd.	25,120	2,879,254

		15,126,600

Household Durables 0.8%
Lennar Corp., Class A(a)	84,290	4,137,796
Newell Brands, Inc.(a)	315,820	4,844,679
Toll Brothers, Inc.	122,614	4,438,627

		13,421,102

Household Products 1.1%
Colgate-Palmolive Co.	103,382	7,085,802
Kimberly-Clark Corp.	35,401	4,386,184
Procter & Gamble Co. (The)(a)	72,928	7,588,159

		19,060,145

Independent Power and Renewable Electricity Producers 0.5%
AES Corp.	219,582	3,970,043
NRG Energy, Inc.	35,036	1,488,329
Vistra Energy Corp.	115,174	2,997,979

		8,456,351

Industrial Conglomerates 1.2%
General Electric Co.	394,604	3,942,094
Honeywell International, Inc.	111,108	17,657,283

		21,599,377

Insurance 5.0%
Allstate Corp. (The)	35,479	3,341,412
American International Group, Inc.	329,146	14,173,027
Assurant, Inc.	71,116	6,749,620
Athene Holding Ltd., Class A*	147,700	6,026,160
Chubb Ltd.	44,467	6,228,937
CNO Financial Group, Inc.	297,975	4,821,236
Hartford Financial Services Group, Inc. (The)	115,814	5,758,272
MetLife, Inc.	583,813	24,852,919
Prudential Financial, Inc.	61,253	5,627,926
Unum Group	285,940	9,673,350

		87,252,859

Interactive Media & Services 0.5%
Alphabet, Inc., Class A*	4,783	5,629,065
Facebook, Inc., Class A*	16,241	2,707,212

		8,336,277

Internet & Direct Marketing Retail 0.3%
Expedia Group, Inc.	40,199	4,783,681

IT Services 2.4%
Amdocs Ltd.	106,426	5,758,711
Cognizant Technology Solutions Corp., Class A	50,778	3,678,866
DXC Technology Co.	82,147	5,282,874
First Data Corp., Class A*	191,905	5,041,344
Fiserv, Inc.*	25,613	2,261,116
Genpact Ltd.	259,568	9,131,602
International Business Machines Corp.	70,223	9,908,465

		41,062,978

Machinery 0.8%
AGCO Corp.(a)	44,045	3,063,330
Ingersoll-Rand plc	27,896	3,011,373
Middleby Corp. (The)*	30,607	3,979,828
Wabtec Corp.	53,800	3,966,136

		14,020,667

Media 2.8%
Comcast Corp., Class A	1,054,417	42,155,591
Omnicom Group, Inc.	84,432	6,162,692

		48,318,283

Metals & Mining 1.5%
Alcoa Corp.*(a)	121,500	3,421,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc.	305,291	$3,935,201
Newmont Mining Corp.(a)	174,480	6,241,150
Reliance Steel & Aluminum Co.	137,020	12,367,425

		25,965,216

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Annaly Capital Management, Inc.	214,862	2,146,471

Multiline Retail 0.4%
Target Corp.	96,914	7,778,318

Multi-Utilities 0.8%
CenterPoint Energy, Inc.	238,563	7,323,884
Sempra Energy(a)	48,619	6,119,187

		13,443,071

Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp.	112,617	5,121,821
Chevron Corp.	142,564	17,561,034
Cimarex Energy Co.	111,985	7,827,752
Concho Resources, Inc.(a)	103,241	11,455,621
ConocoPhillips	136,052	9,080,110
Diamondback Energy, Inc.	51,511	5,229,912
EOG Resources, Inc.	68,243	6,495,369
Equitrans Midstream Corp.(a)	227,696	4,959,219
Exxon Mobil Corp.	116,358	9,401,726
Hess Corp.	202,275	12,183,023
Marathon Petroleum Corp.	274,689	16,440,137
Noble Energy, Inc.(a)	71,895	1,777,963
Occidental Petroleum Corp.	163,290	10,809,798
Phillips 66(a)	216,489	20,603,259
Valero Energy Corp.	74,427	6,313,642

		145,260,386

Personal Products 0.3%
Coty, Inc., Class A(a)	408,636	4,699,314

Pharmaceuticals 4.9%
Allergan plc	50,321	7,367,498
Bristol-Myers Squibb Co.	293,308	13,993,725
Eli Lilly & Co.	65,381	8,483,839
Johnson & Johnson	125,751	17,578,732
Merck & Co., Inc.	176,497	14,679,255
Mylan NV*	121,983	3,456,998
Pfizer, Inc.	455,000	19,323,850

		84,883,897

Road & Rail 0.7%
Union Pacific Corp.	69,168	11,564,890

Semiconductors & Semiconductor Equipment 4.6%
Broadcom, Inc.	56,221	16,906,217
Intel Corp.	549,360	29,500,631
KLA-Tencor Corp.	82,799	9,887,029
Marvell Technology Group Ltd.(a)	208,308	4,143,246
Microchip Technology, Inc.(a)	33,295	2,762,153
Micron Technology, Inc.*	79,300	3,277,469
QUALCOMM, Inc.	136,985	7,812,255
Texas Instruments, Inc.	52,185	5,535,263

		79,824,263

Software 1.2%
Microsoft Corp.	80,589	9,504,667
Oracle Corp.	95,102	5,107,928
Palo Alto Networks, Inc.*	11,875	2,884,200
Teradata Corp.*(a)	94,922	4,143,345

		21,640,140

Specialty Retail 0.2%
Urban Outfitters, Inc.*	114,857	3,404,361

Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.	356,226	5,496,567
Western Digital Corp.(a)	232,252	11,162,031

		16,658,598

Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.	80,000	8,063,200
Skechers U.S.A., Inc., Class A*	230,470	7,746,097

		15,809,297

Tobacco 1.3%
Altria Group, Inc.	36,933	2,121,062
Philip Morris International, Inc.	235,057	20,776,688

		22,897,750

		1,634,481,225

Total Common Stocks (cost $1,648,647,551)		1,719,463,387

Exchange Traded Fund 0.1%

	Shares	Market Value
UNITED STATES 0.1%
iShares Russell 1000 Value ETF(a)	13,890	1,715,276

Total Exchange Traded Fund (cost $1,715,590)		1,715,276

Repurchase Agreements 2.3%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $4,000,867, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $4,080,000.(b)	$4,000,000	$4,000,000
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $10,059,889, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $10,200,002.(b)(c)	10,000,000	10,000,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $13,127,440, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $13,387,088.(b)	13,124,597	13,124,597

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Repurchase Agreements (continued)

	Principal Amount	Value
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $5,002,401, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $5,101,069.(b)	$5,000,000	$5,000,0s00
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $8,001,700, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $8,160,001.(b)	8,000,000	8,000,000

Total Repurchase Agreements (cost $40,124,597)		40,124,597

Total Investments (cost $1,690,487,738) — 101.6%		1,761,303,260
Liabilities in excess of other assets — (1.6)%		(27,091,089)

NET ASSETS — 100.0%		$1,734,212,171

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $68,340,638, which was collateralized by cash used to purchase repurchase agreements with a total value of $40,124,597 and by $29,202,400, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 4/4/2019 - 2/15/2049, a total value of $69,326,997.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $40,124,597.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Forward foreign currency contracts outstanding as of March 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,347,167	EUR	2,941,000	JPMorgan Chase Bank	6/19/2019	25,963

Total unrealized appreciation						25,963

USD	5,508,690	JPY	609,114,000	JPMorgan Chase Bank	6/19/2019	(21,286)

Total unrealized depreciation						(21,286)

Net unrealized appreciation						4,677

Currency:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$21,976,475	$—	$—	$21,976,475
Airlines	21,357,965	—	—	21,357,965
Auto Components	6,440,389	—	—	6,440,389
Automobiles	12,973,388	—	—	12,973,388
Banks	191,689,679	—	—	191,689,679
Beverages	11,122,210	—	—	11,122,210
Biotechnology	20,439,207	—	—	20,439,207
Building Products	15,682,451	7,064,798	—	22,747,249
Capital Markets	39,436,404	—	—	39,436,404
Chemicals	58,885,715	—	—	58,885,715
Commercial Services & Supplies	10,421,794	—	—	10,421,794
Communications Equipment	37,909,888	—	—	37,909,888
Construction & Engineering	4,304,549	—	—	4,304,549
Construction Materials	21,298,572	6,815,624	—	28,114,196
Consumer Finance	18,773,719	—	—	18,773,719
Diversified Financial Services	50,067,951	—	—	50,067,951
Diversified Telecommunication Services	62,264,243	—	—	62,264,243
Electric Utilities	24,425,706	7,366,111	—	31,791,817
Electrical Equipment	12,310,192	—	—	12,310,192
Electronic Equipment, Instruments & Components	12,885,151	—	—	12,885,151

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$19,235,248	$—	$—	$19,235,248
Entertainment	6,199,430	—	—	6,199,430
Equity Real Estate Investment Trusts (REITs)	80,685,249	—	—	80,685,249
Food & Staples Retailing	25,653,491	—	—	25,653,491
Food Products	26,087,119	—	—	26,087,119
Health Care Equipment & Supplies	50,196,789	—	—	50,196,789
Health Care Providers & Services	54,343,792	—	—	54,343,792
Hotels, Restaurants & Leisure	15,126,600	—	—	15,126,600
Household Durables	13,421,102	—	—	13,421,102
Household Products	19,060,145	—	—	19,060,145
Independent Power and Renewable Electricity Producers	8,456,351	—	—	8,456,351
Industrial Conglomerates	21,599,377	—	—	21,599,377
Insurance	94,613,548	—	—	94,613,548
Interactive Media & Services	8,336,277	—	—	8,336,277
Internet & Direct Marketing Retail	4,783,681	—	—	4,783,681
IT Services	41,062,978	—	—	41,062,978
Machinery	14,020,667	—	—	14,020,667
Media	48,318,283	—	—	48,318,283
Metals & Mining	25,965,216	—	—	25,965,216
Mortgage Real Estate Investment Trusts (REITs)	2,146,471	—	—	2,146,471
Multiline Retail	7,778,318	—	—	7,778,318
Multi-Utilities	13,443,071	—	—	13,443,071
Oil, Gas & Consumable Fuels	162,860,495	—	—	162,860,495
Personal Products	4,699,314	—	—	4,699,314
Pharmaceuticals	89,325,133	—	—	89,325,133
Road & Rail	11,564,890	—	—	11,564,890
Semiconductors & Semiconductor Equipment	79,824,263	—	—	79,824,263
Software	21,640,140	—	—	21,640,140
Specialty Retail	3,404,361	—	—	3,404,361
Technology Hardware, Storage & Peripherals	16,658,598	5,495,963	—	22,154,561
Textiles, Apparel & Luxury Goods	15,809,297	—	—	15,809,297
Tobacco	22,897,750	8,837,799	—	31,735,549

Total Common Stocks	$1,683,883,092	$35,580,295	$—	$1,719,463,387

Exchange Traded Fund	$1,715,276	$—	$—	$1,715,276
Forward Foreign Currency Contracts	—	25,963	—	$25,963
Repurchase Agreements	—	40,124,597	—	40,124,597

Total Assets	$1,685,598,368	$75,730,855	$—	$1,761,329,223

Liabilities:
Forward Foreign Currency Contracts	$—	$(21,286)	$—	$(21,286)

Total Liabilities	$—	$(21,286)	$—	$(21,286)

Total	$1,685,598,368	$75,709,569	$—	$1,761,307,937

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and/or to manage currency exposures and/or to express a view on a foreign currency vs the U.S. dollar or other foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$25,963

Total		$25,963

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(21,286)

Total		$(21,286)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 97.6%

	Shares	Value
ARGENTINA 1.7%
Internet & Direct Marketing Retail 1.0%
MercadoLibre, Inc.*	13,252	$6,728,438

Software 0.7%
Globant SA*	64,700	4,619,580

		11,348,018

BRAZIL 0.7%
IT Services 0.7%
Pagseguro Digital Ltd., Class A*(a)	160,600	4,793,910

CANADA 1.2%
IT Services 1.2%
Shopify, Inc., Class A*	39,200	8,099,504

CHINA 0.2%
Biotechnology 0.2%
Zai Lab Ltd., ADR*(a)	45,700	1,348,607

INDIA 0.5%
IT Services 0.5%
WNS Holdings Ltd., ADR*	65,200	3,473,204

NETHERLANDS 0.2%
IT Services 0.2%
InterXion Holding NV*	20,900	1,394,657

SWITZERLAND 0.2%
Biotechnology 0.2%
CRISPR Therapeutics AG*(a)	43,525	1,554,713

UNITED KINGDOM 0.4%
Pharmaceuticals 0.4%
GW Pharmaceuticals plc, ADR*(a)	14,600	2,461,122

UNITED STATES 92.5%
Aerospace & Defense 2.8%
Axon Enterprise, Inc.*	17,000	924,970
Harris Corp.(a)	24,500	3,912,895
HEICO Corp.(a)	32,500	3,083,275
Mercury Systems, Inc.*(a)	81,364	5,213,805
Teledyne Technologies, Inc.*	24,600	5,830,446

		18,965,391

Auto Components 0.4%
Aptiv plc	36,500	2,901,385

Banks 0.4%
SVB Financial Group*	13,000	2,890,680

Biotechnology 5.4%
AnaptysBio, Inc.*	23,883	1,744,653
Array BioPharma, Inc.*(a)	191,356	4,665,259
BioMarin Pharmaceutical, Inc.*	33,000	2,931,390
Exact Sciences Corp.*(a)	104,200	9,025,804
Exelixis, Inc.*	78,000	1,856,400
Immunomedics, Inc.*(a)	109,700	2,107,337
Incyte Corp.*	47,500	4,085,475
Invitae Corp.*	97,685	2,287,783
Mirati Therapeutics, Inc.*(a)	30,500	2,235,650
Neurocrine Biosciences, Inc.*	10,000	881,000
Precision BioSciences, Inc.*	52,421	940,957
Sarepta Therapeutics, Inc.*(a)	29,377	3,501,445
Seattle Genetics, Inc.*	10,000	732,400

		36,995,553

Building Products 0.9%
AO Smith Corp.	97,600	5,204,032
Resideo Technologies, Inc.*	63,500	1,224,915

		6,428,947

Capital Markets 1.7%
Cboe Global Markets, Inc.	26,000	2,481,440
MarketAxess Holdings, Inc.	23,400	5,758,272
Raymond James Financial, Inc.	43,000	3,457,630

		11,697,342

Chemicals 0.9%
Ingevity Corp.*	57,500	6,072,575

Commercial Services & Supplies 5.4%
Brink’s Co. (The)	63,655	4,800,224
Casella Waste Systems, Inc., Class A*	145,156	5,161,747
Cintas Corp.(a)	52,700	10,651,197
Waste Connections, Inc.	185,141	16,401,641

		37,014,809

Communications Equipment 1.7%
Motorola Solutions, Inc.	83,000	11,654,860

Construction & Engineering 0.9%
MasTec, Inc.*(a)	53,500	2,573,350
WillScot Corp.*	333,456	3,698,027

		6,271,377

Consumer Finance 0.9%
Green Dot Corp., Class A*	25,000	1,516,250
SLM Corp.(a)	491,100	4,866,801

		6,383,051

Containers & Packaging 0.7%
Ball Corp.	41,500	2,401,190
Packaging Corp. of America	26,000	2,583,880

		4,985,070

Diversified Consumer Services 2.9%
Adtalem Global Education, Inc.*	104,700	4,849,704
Bright Horizons Family Solutions, Inc.*	95,900	12,189,849
Service Corp. International(a)	78,000	3,131,700

		20,171,253

Electrical Equipment 0.6%
AMETEK, Inc.	53,000	4,397,410

Electronic Equipment, Instruments & Components 5.8%
Amphenol Corp., Class A	56,000	5,288,640
CDW Corp.	57,500	5,541,275
Keysight Technologies, Inc.*	47,000	4,098,400
Littelfuse, Inc.	23,729	4,330,068
Novanta, Inc.*	47,550	4,028,912
Rogers Corp.*	30,744	4,884,607
Trimble, Inc.*(a)	105,000	4,242,000
Zebra Technologies Corp., Class A*	34,600	7,249,737

		39,663,639

Entertainment 2.5%
Take-Two Interactive Software, Inc.*	84,600	7,983,702
World Wrestling Entertainment, Inc., Class A(a)	109,500	9,502,410

		17,486,112

Food Products 0.9%
Lamb Weston Holdings, Inc.	84,500	6,332,430

Health Care Equipment & Supplies 6.9%
ABIOMED, Inc.*	7,400	2,113,366

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Health Care Equipment & Supplies (continued)
Avanos Medical, Inc.*	85,000	$3,627,800
Axogen, Inc.*(a)	34,000	716,040
DexCom, Inc.*	19,200	2,286,720
Edwards Lifesciences Corp.*	19,000	3,635,270
Haemonetics Corp.*	48,900	4,277,772
Hill-Rom Holdings, Inc.	33,000	3,493,380
ICU Medical, Inc.*(a)	22,900	5,480,657
IDEXX Laboratories, Inc.*	7,500	1,677,000
Insulet Corp.*(a)	80,289	7,634,681
iRhythm Technologies, Inc.*(a)	56,940	4,268,222
Masimo Corp.*	10,000	1,382,800
Merit Medical Systems, Inc.*	19,500	1,205,685
Penumbra, Inc.*(a)	36,800	5,409,968

		47,209,361

Health Care Providers & Services 1.9%
Centene Corp.*	10,000	531,000
Encompass Health Corp.	36,500	2,131,600
HealthEquity, Inc.*(a)	56,481	4,178,464
WellCare Health Plans, Inc.*	22,000	5,934,500

		12,775,564

Health Care Technology 2.0%
Teladoc Health, Inc.*(a)	22,000	1,223,200
Veeva Systems, Inc., Class A*	100,800	12,787,488

		14,010,688

Hotels, Restaurants & Leisure 5.5%
Chipotle Mexican Grill, Inc.*	8,900	6,321,759
Domino’s Pizza, Inc.	21,100	5,445,910
Eldorado Resorts, Inc.*	196,500	9,174,585
Norwegian Cruise Line Holdings Ltd.*	63,500	3,489,960
Planet Fitness, Inc., Class A*	15,000	1,030,800
Red Rock Resorts, Inc., Class A(a)	78,000	2,016,300
Vail Resorts, Inc.(a)	46,500	10,104,450

		37,583,764

Household Durables 0.5%
Skyline Champion Corp.(a)	195,800	3,720,200

Household Products 0.5%
Church & Dwight Co., Inc.	44,000	3,134,120

Independent Power and Renewable Electricity Producers 0.5%
Vistra Energy Corp.	122,500	3,188,675

Industrial Conglomerates 0.7%
Roper Technologies, Inc.	14,000	4,787,580

Interactive Media & Services 1.3%
IAC/InterActiveCorp*	16,500	3,466,815
Match Group, Inc.	94,900	5,372,289

		8,839,104

Internet & Direct Marketing Retail 0.6%
Wayfair, Inc., Class A*	28,259	4,195,049

IT Services 11.1%
Black Knight, Inc.*	146,000	7,957,000
Booz Allen Hamilton Holding Corp.	128,300	7,459,362
EPAM Systems, Inc.*	42,756	7,231,322
Euronet Worldwide, Inc.*	44,634	6,364,362
Fiserv, Inc.*	25,000	2,207,000
Gartner, Inc.*	28,200	4,277,376
Global Payments, Inc.	42,000	5,733,840
Okta, Inc.*	44,000	3,640,120
Square, Inc., Class A*	60,500	4,532,660
Total System Services, Inc.	95,900	9,111,459
Twilio, Inc., Class A*	68,800	8,887,584
WEX, Inc.*	43,800	8,409,162

		75,811,247

Life Sciences Tools & Services 2.2%
Bio-Rad Laboratories, Inc., Class A*	34,500	10,545,960
PRA Health Sciences, Inc.*	39,000	4,301,310

		14,847,270

Machinery 3.8%
Altra Industrial Motion Corp.	43,500	1,350,675
Fortive Corp.(a)	48,172	4,041,149
IDEX Corp.	31,500	4,779,810
Middleby Corp. (The)*	42,600	5,539,278
Stanley Black & Decker, Inc.	25,000	3,404,250
Woodward, Inc.	52,500	4,981,725
Xylem, Inc.	29,000	2,292,160

		26,389,047

Media 0.6%
Altice USA, Inc., Class A(a)	137,000	2,942,760
Nexstar Media Group, Inc., Class A	10,000	1,083,700

		4,026,460

Oil, Gas & Consumable Fuels 0.4%
Cheniere Energy, Inc.*	15,000	1,025,400
Concho Resources, Inc.	17,000	1,886,320

		2,911,720

Pharmaceuticals 1.4%
Aerie Pharmaceuticals, Inc.*(a)	48,500	2,303,750
Elanco Animal Health, Inc.*	190,910	6,122,484
WaVe Life Sciences Ltd.*	32,900	1,278,165

		9,704,399

Professional Services 0.8%
CoStar Group, Inc.*	12,000	5,597,040

Road & Rail 1.0%
Old Dominion Freight Line, Inc.	16,500	2,382,435
Saia, Inc.*	71,500	4,368,650

		6,751,085

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc.*(a)	312,000	7,962,240
KLA-Tencor Corp.	20,000	2,388,200
Monolithic Power Systems, Inc.(a)	29,000	3,929,210
Xilinx, Inc.	41,000	5,198,390

		19,478,040

Software 7.6%
2U, Inc.*(a)	60,800	4,307,680
Autodesk, Inc.*	24,000	3,739,680
DocuSign, Inc.*	83,200	4,313,088
Envestnet, Inc.*(a)	67,600	4,420,364
Palo Alto Networks, Inc.*	12,500	3,036,000
Pluralsight, Inc., Class A*	128,601	4,081,796
Proofpoint, Inc.*	26,500	3,217,895
RingCentral, Inc., Class A*	43,500	4,689,300
ServiceNow, Inc.*	23,000	5,669,270
Splunk, Inc.*	39,000	4,859,400
Ultimate Software Group, Inc. (The)*	2,500	825,325
Workday, Inc., Class A*	19,500	3,760,575

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Software (continued)
Zendesk, Inc.*	55,500	$4,717,500

		51,637,873

Specialty Retail 3.6%
Burlington Stores, Inc.*	67,659	10,600,812
Five Below, Inc.*(a)	31,500	3,913,875
O’Reilly Automotive, Inc.*	8,500	3,300,550
Ross Stores, Inc.	44,500	4,142,950
Ulta Beauty, Inc.*	8,000	2,789,840

		24,748,027

Technology Hardware, Storage & Peripherals 0.5%
NCR Corp.*	122,900	3,353,941

Textiles, Apparel & Luxury Goods 0.1%
Columbia Sportswear Co.	8,600	895,948

Trading Companies & Distributors 1.4%
SiteOne Landscape Supply, Inc.*(a)	55,160	3,152,394
United Rentals, Inc.*	17,000	1,942,250
Univar, Inc.*	206,397	4,573,758

		9,668,402

		635,576,488

Total Common Stocks (cost $512,921,614)		670,050,223

Repurchase Agreements 4.9%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $5,001,083, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $5,100,000.(b)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $7,343,719, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $7,446,001.(b)(c)	7,300,000	7,300,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $9,067,917, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $9,247,271.(b)	9,065,952	9,065,952
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $5,002,402, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $5,101,069.(b)	5,000,000	5,000,000
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $7,001,488, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $7,140,001.(b)	7,000,000	7,000,000

Total Repurchase Agreements (cost $33,365,952)		33,365,952

Total Investments (cost $546,287,566) — 102.5%		703,416,175
Liabilities in excess of other assets — (2.5)%		(17,336,688)

NET ASSETS — 100.0%		$686,079,487

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $73,202,116, which was collateralized by cash used to purchase repurchase agreements with a total value of $33,365,952 and by $41,467,670, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 4/4/2019 - 2/15/2049, a total value of $74,833,622.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $33,365,952.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$670,050,223	$—	$—	$670,050,223
Repurchase Agreements	—	33,365,952	—	33,365,952

Total	$670,050,223	$33,365,952	$—	$703,416,175

Amounts	designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 95.3%

	Shares	Value
Aerospace & Defense 1.8%
Textron, Inc.(a)	11,620	$588,669
TransDigm Group, Inc.*	19,019	8,634,436

		9,223,105

Airlines 1.9%
Alaska Air Group, Inc.(a)	106,216	5,960,842
JetBlue Airways Corp.*(a)	111,500	1,824,140
Southwest Airlines Co.	43,928	2,280,302

		10,065,284

Auto Components 1.2%
Aptiv plc	4,729	375,908
BorgWarner, Inc.	35,559	1,365,821
Dana, Inc.	260,202	4,615,984

		6,357,713

Automobiles 0.5%
Honda Motor Co. Ltd., ADR-JP	52,257	1,419,823
Thor Industries, Inc.	19,092	1,190,768

		2,610,591

Banks 5.2%
BB&T Corp.	67,854	3,157,247
CIT Group, Inc.(a)	76,900	3,688,893
Comerica, Inc.	17,245	1,264,403
Commerce Bancshares, Inc.	26,012	1,510,257
Fifth Third Bancorp	108,901	2,746,483
First Hawaiian, Inc.	73,555	1,916,108
M&T Bank Corp.	11,230	1,763,335
Pinnacle Financial Partners, Inc.(a)	36,012	1,969,856
Prosperity Bancshares, Inc.(a)	12,173	840,667
Signature Bank	35,379	4,530,989
SunTrust Banks, Inc.	11,781	698,024
UMB Financial Corp.	27,255	1,745,410
Westamerica Bancorp(a)	23,314	1,440,805

		27,272,477

Beverages 1.0%
Molson Coors Brewing Co., Class B	87,328	5,209,115

Biotechnology 0.3%
United Therapeutics Corp.*	14,600	1,713,602

Building Products 0.6%
Johnson Controls International plc	69,890	2,581,737
Masco Corp.	9,323	366,487

		2,948,224

Capital Markets 2.4%
Ameriprise Financial, Inc.	17,731	2,271,341
E*TRADE Financial Corp.	53,400	2,479,362
Invesco Ltd.	105,094	2,029,365
Northern Trust Corp.	50,578	4,572,757
State Street Corp.	20,996	1,381,747

		12,734,572

Chemicals 2.3%
Ashland Global Holdings, Inc.(a)	84,401	6,594,250
Eastman Chemical Co.	41,123	3,120,413
PPG Industries, Inc.	21,200	2,392,844

		12,107,507

Commercial Services & Supplies 1.7%
Republic Services, Inc.	89,447	7,189,750
Stericycle, Inc.*	26,300	1,431,246

		8,620,996

Construction & Engineering 0.2%
Jacobs Engineering Group, Inc.(a)	12,100	909,799

Consumer Finance 1.8%
Ally Financial, Inc.	350,337	9,630,764

Containers & Packaging 2.8%
Graphic Packaging Holding Co.(a)	165,746	2,093,372
Owens-Illinois, Inc.	252,131	4,785,447
Packaging Corp. of America	56,972	5,661,877
Sonoco Products Co.(a)	21,851	1,344,492
Westrock Co.	21,920	840,632

		14,725,820

Distributors 0.8%
Genuine Parts Co.	9,729	1,089,940
LKQ Corp.*	109,300	3,101,934

		4,191,874

Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.*(a)	111,492	5,164,309

Diversified Financial Services 0.5%
Jefferies Financial Group, Inc.	150,600	2,829,774

Diversified Telecommunication Services 0.4%
Zayo Group Holdings, Inc.*(a)	81,200	2,307,704

Electric Utilities 5.3%
Alliant Energy Corp.	57,800	2,724,114
Edison International	16,790	1,039,637
Evergy, Inc.	62,311	3,617,153
Eversource Energy	14,868	1,054,885
FirstEnergy Corp.	252,306	10,498,453
Pinnacle West Capital Corp.	20,795	1,987,586
PPL Corp.	123,500	3,919,890
Xcel Energy, Inc.	53,810	3,024,660

		27,866,378

Electrical Equipment 1.9%
Eaton Corp. plc	19,065	1,535,876
Emerson Electric Co.	27,869	1,908,190
Hubbell, Inc.	33,577	3,961,415
nVent Electric plc	49,410	1,333,082
Schneider Electric SE	15,821	1,244,225

		9,982,788

Electronic Equipment, Instruments & Components 0.3%
TE Connectivity Ltd.	18,739	1,513,174

Energy Equipment & Services 0.6%
Baker Hughes a GE Co.	61,164	1,695,466
Halliburton Co.	25,884	758,401
National Oilwell Varco, Inc.	25,153	670,076

		3,123,943

Entertainment 0.7%
Viacom, Inc., Class B	125,400	3,519,978

Equity Real Estate Investment Trusts (REITs) 7.4%
American Tower Corp.	3,458	681,433
AvalonBay Communities, Inc.	26,209	5,260,933
Colony Capital, Inc.	425,600	2,264,192
Empire State Realty Trust, Inc., Class A	46,225	730,355
EPR Properties	78,158	6,010,350
Gaming and Leisure Properties, Inc.	49,600	1,913,072
JBG SMITH Properties	76,900	3,179,815
Lamar Advertising Co., Class A	75,723	6,001,805

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties LLC, Class A	163,038	$5,257,976
Piedmont Office Realty Trust, Inc., Class A	66,317	1,382,709
Uniti Group, Inc.	82,400	922,056
VEREIT, Inc.	269,100	2,252,367
Weyerhaeuser Co.	112,776	2,970,520

		38,827,583

Food & Staples Retailing 1.3%
Casey’s General Stores, Inc.	17,700	2,279,229
Sysco Corp.	21,953	1,465,582
US Foods Holding Corp.*	92,500	3,229,175

		6,973,986

Food Products 3.2%
Conagra Brands, Inc.(a)	56,127	1,556,963
General Mills, Inc.(a)	53,200	2,753,100
JM Smucker Co. (The)	24,932	2,904,578
Kellogg Co.	45,856	2,631,217
Mondelez International, Inc., Class A	39,678	1,980,726
Orkla ASA	264,553	2,030,863
Post Holdings, Inc.*	27,200	2,975,680

		16,833,127

Gas Utilities 1.3%
Atmos Energy Corp.	11,210	1,153,845
Spire, Inc.	14,867	1,223,406
UGI Corp.	81,781	4,532,303

		6,909,554

Health Care Equipment & Supplies 3.2%
Hologic, Inc.*	14,215	688,006
Siemens Healthineers AGReg. S(b)	23,816	992,633
Zimmer Biomet Holdings, Inc.	118,984	15,194,257

		16,874,896

Health Care Providers & Services 5.1%
AmerisourceBergen Corp.	41,000	3,260,320
Cardinal Health, Inc.	97,295	4,684,754
Henry Schein, Inc.*	18,575	1,116,543
Laboratory Corp. of America Holdings*	25,900	3,962,182
McKesson Corp.	12,901	1,510,191
MEDNAX, Inc.*	54,715	1,486,606
Quest Diagnostics, Inc.	22,767	2,047,209
Universal Health Services, Inc., Class B	64,214	8,589,907

		26,657,712

Health Care Technology 0.3%
Cerner Corp.*	26,119	1,494,268

Hotels, Restaurants & Leisure 2.5%
Aramark	107,500	3,176,625
Carnival Corp.	24,337	1,234,373
Marriott Vacations Worldwide Corp.	21,014	1,964,809
Sodexo SA	12,506	1,377,439
Star Group, Inc. (The)*	83,700	1,465,587
Wyndham Destinations, Inc.	99,674	4,035,800

		13,254,633

Household Durables 0.5%
NVR, Inc.*	400	1,106,800
PulteGroup, Inc.	55,485	1,551,361

		2,658,161

Household Products 0.7%
Kimberly-Clark Corp.	12,489	1,547,387
Spectrum Brands Holdings, Inc.(a)	37,622	2,060,933

		3,608,320

Insurance 7.3%
Aflac, Inc.	19,157	957,850
Alleghany Corp.*	6,004	3,676,849
Allstate Corp. (The)	33,500	3,155,030
Arch Capital Group Ltd.*	97,800	3,160,896
Arthur J Gallagher & Co.	5,881	459,306
Assurant, Inc.	32,548	3,089,131
Brown & Brown, Inc.	29,228	862,518
Chubb Ltd.	16,585	2,323,227
Fidelity National Financial, Inc.	247,832	9,058,260
Loews Corp.	67,900	3,254,447
Markel Corp.*	2,300	2,291,352
ProAssurance Corp.	19,665	680,606
Reinsurance Group of America, Inc.	10,370	1,472,333
Torchmark Corp.	6,223	509,975
Travelers Cos., Inc. (The)	3,995	547,954
Willis Towers Watson plc	15,727	2,762,447

		38,262,181

Internet & Direct Marketing Retail 1.0%
Liberty Expedia Holdings, Inc., Class A*	62,493	2,674,701
Qurate Retail, Inc.*	169,532	2,709,121

		5,383,822

IT Services 1.4%
Alliance Data Systems Corp.	22,377	3,915,527
Leidos Holdings, Inc.(a)	56,600	3,627,494

		7,543,021

Machinery 2.6%
Atlas Copco AB, Class B	48,457	1,200,457
Cummins, Inc.	12,578	1,985,689
Dover Corp.	57,283	5,373,145
IMI plc	122,268	1,531,197
PACCAR, Inc.	14,726	1,003,430
Trinity Industries, Inc.(a)	125,200	2,720,596

		13,814,514

Media 3.0%
Altice USA, Inc., Class A	174,193	3,741,666
Discovery, Inc., Class C*	110,800	2,816,536
DISH Network Corp., Class A*	94,200	2,985,198
GCI Liberty, Inc., Class A*(a)	34,300	1,907,423
Liberty Media Corp-Liberty SiriusXM, Class C*	46,900	1,793,456
News Corp., Class A	218,100	2,713,164

		15,957,443

Mortgage Real Estate Investment Trusts (REITs) 1.4%
Annaly Capital Management, Inc.	446,000	4,455,540
MFA Financial, Inc.	371,164	2,698,362

		7,153,902

Multiline Retail 0.6%
Dollar Tree, Inc.*	17,400	1,827,696
Target Corp.	14,141	1,134,957

		2,962,653

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Value
Multi-Utilities 1.5%
Ameren Corp.	23,217	$1,707,610
CenterPoint Energy, Inc.	103,400	3,174,380
NorthWestern Corp.	30,742	2,164,544
WEC Energy Group, Inc.	13,131	1,038,400

		8,084,934

Oil, Gas & Consumable Fuels 6.2%
Anadarko Petroleum Corp.	23,155	1,053,089
Antero Resources Corp.*	338,300	2,987,189
Cimarex Energy Co.	15,709	1,098,059
Devon Energy Corp.	48,559	1,532,522
EQT Corp.(a)	410,801	8,520,013
Equitrans Midstream Corp.(a)	275,816	6,007,273
Imperial Oil Ltd.	23,732	647,842
Murphy Oil Corp.(a)	209,443	6,136,680
Noble Energy, Inc.(a)	61,007	1,508,703
Williams Cos., Inc. (The)	109,800	3,153,456

		32,644,826

Personal Products 0.3%
Coty, Inc., Class A(a)	118,500	1,362,750

Professional Services 0.8%
ManpowerGroup, Inc.(a)	22,300	1,843,987
Nielsen Holdings plc	94,900	2,246,283

		4,090,270

Road & Rail 0.3%
Heartland Express, Inc.	80,590	1,553,775

Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	77,962	3,091,973
Marvell Technology Group Ltd.	249,559	4,963,728
Maxim Integrated Products, Inc.	34,915	1,856,431
Microchip Technology, Inc.(a)	14,503	1,203,169
Qorvo, Inc.*	18,600	1,334,178
Teradyne, Inc.	20,505	816,919

		13,266,398

Software 0.8%
CDK Global, Inc.(a)	68,500	4,029,170

Specialty Retail 1.9%
Aaron’s, Inc.	96,399	5,070,588
Advance Auto Parts, Inc.	9,576	1,632,995
Foot Locker, Inc.	39,500	2,393,700
L Brands, Inc.	34,300	945,994

		10,043,277

Technology Hardware, Storage & Peripherals 0.7%
HP, Inc.	54,573	1,060,353
NCR Corp.*(a)	85,000	2,319,650

		3,380,003

Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial, Inc.(a)	114,909	1,534,035

Trading Companies & Distributors 2.0%
AerCap Holdings NV*	177,918	8,280,304
MSC Industrial Direct Co., Inc., Class A(a)	25,048	2,071,720

		10,352,024

Total Common Stocks (cost $476,876,229)		500,140,729

Exchange Traded Fund 0.9%

	Shares	Value
Exchange Traded Fund 0.9%

iShares Russell Mid-Cap Value ETF(a)	52,895	4,594,460

Total Exchange Traded Fund (cost $4,521,562)		4,594,460

Repurchase Agreements 4.1%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $5,001,083, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $5,100,000.(c)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $6,035,933, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $6,120,001.(c)(d)	6,000,000	6,000,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $4,715,498, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $4,808,767.(c)	4,714,477	4,714,477
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $2,000,961, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $2,040,428.(c)	2,000,000	2,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $4,000,850, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $4,080,000.(c)	$4,000,000	$4,000,000
Total Repurchase Agreements (cost $21,714,477)		21,714,477

Total Investments (cost $503,112,268) — 100.3%		526,449,666
Liabilities in excess of other assets — (0.3)%		(1,442,516)

NET ASSETS — 100.0%		$525,007,150

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $30,676,776, which was collateralized by cash used to purchase repurchase agreements with a total value of $21,714,477 and by $10,364,995, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 4/4/2019 - 2/15/2049, a total value of $32,079,472.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $992,633 which represents 0.19% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $21,714,477.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
JP	Japan
Reg. S

Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Forward foreign currency contracts outstanding as of March 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	26,829	USD	20,084	Morgan Stanley Co., Inc.	6/28/2019	36
USD	3,177,595	EUR	2,785,116	Credit Suisse International	6/28/2019	30,092
USD	1,330,775	GBP	1,003,943	JPMorgan Chase Bank	6/28/2019	17,448
USD	879,226	JPY	96,100,767	Bank of America NA	6/28/2019	6,135
USD	1,763,874	NOK	14,994,520	Goldman Sachs International	6/28/2019	19,488
USD	1,019,403	SEK	9,347,719	Goldman Sachs International	6/28/2019	7,318

Total unrealized appreciation						80,517

EUR	85,838	USD	97,032	Credit Suisse International	6/28/2019	(25)
GBP	28,580	USD	37,968	JPMorgan Chase Bank	6/28/2019	(580)
USD	560,121	CAD	750,002	Morgan Stanley Co., Inc.	6/28/2019	(2,344)

Total unrealized depreciation						(2,949)

Net unrealized appreciation						77,568

Currency:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,223,105	$—	$—	$9,223,105
Airlines	10,065,284	—	—	10,065,284
Auto Components	6,357,713	—	—	6,357,713
Automobiles	2,610,591	—	—	2,610,591
Banks	27,272,477	—	—	27,272,477
Beverages	5,209,115	—	—	5,209,115
Biotechnology	1,713,602	—	—	1,713,602
Building Products	2,948,224	—	—	2,948,224
Capital Markets	12,734,572	—	—	12,734,572
Chemicals	12,107,507	—	—	12,107,507
Commercial Services & Supplies	8,620,996	—	—	8,620,996
Construction & Engineering	909,799	—	—	909,799
Consumer Finance	9,630,764	—	—	9,630,764
Containers & Packaging	14,725,820	—	—	14,725,820
Distributors	4,191,874	—	—	4,191,874
Diversified Consumer Services	5,164,309	—	—	5,164,309
Diversified Financial Services	2,829,774	—	—	2,829,774
Diversified Telecommunication Services	2,307,704	—	—	2,307,704

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$27,866,378	$—	$—	$27,866,378
Electrical Equipment	8,738,563	1,244,225	—	9,982,788
Electronic Equipment, Instruments & Components	1,513,174	—	—	1,513,174
Energy Equipment & Services	3,123,943	—	—	3,123,943
Entertainment	3,519,978	—	—	3,519,978
Equity Real Estate Investment Trusts (REITs)	38,827,583	—	—	38,827,583
Food & Staples Retailing	6,973,986	—	—	6,973,986
Food Products	14,802,264	2,030,863	—	16,833,127
Gas Utilities	6,909,554	—	—	6,909,554
Health Care Equipment & Supplies	15,882,263	992,633	—	16,874,896
Health Care Providers & Services	26,657,712	—	—	26,657,712
Health Care Technology	1,494,268	—	—	1,494,268
Hotels, Restaurants & Leisure	11,877,194	1,377,439	—	13,254,633
Household Durables	2,658,161	—	—	2,658,161
Household Products	3,608,320	—	—	3,608,320
Insurance	38,262,181	—	—	38,262,181
Internet & Direct Marketing Retail	5,383,822	—	—	5,383,822
IT Services	7,543,021	—	—	7,543,021
Machinery	11,082,860	2,731,654	—	13,814,514
Media	15,957,443	—	—	15,957,443
Mortgage Real Estate Investment Trusts (REITs)	7,153,902	—	—	7,153,902
Multiline Retail	2,962,653	—	—	2,962,653
Multi-Utilities	8,084,934	—	—	8,084,934
Oil, Gas & Consumable Fuels	32,644,826	—	—	32,644,826
Personal Products	1,362,750	—	—	1,362,750
Professional Services	4,090,270	—	—	4,090,270
Road & Rail	1,553,775	—	—	1,553,775
Semiconductors & Semiconductor Equipment	13,266,398	—	—	13,266,398
Software	4,029,170	—	—	4,029,170
Specialty Retail	10,043,277	—	—	10,043,277
Technology Hardware, Storage & Peripherals	3,380,003	—	—	3,380,003
Thrifts & Mortgage Finance	1,534,035	—	—	1,534,035
Trading Companies & Distributors	10,352,024	—	—	10,352,024

Total Common Stocks	$491,763,915	$8,376,814	$—	$500,140,729

Exchange Traded Fund	4,594,460	—	—	4,594,460
Forward Foreign Currency Contracts	—	80,517	—	80,517
Repurchase Agreements	—	21,714,477	—	21,714,477

Total Assets	$496,358,375	$30,171,808	$—	$526,530,183

Liabilities:
Forward Foreign Currency Contracts	$—	$(2,949)	$—	$(2,949)

Total Liabilities	$—	$(2,949)	$—	$(2,949)

Total	$496,358,375	$30,168,859	$—	$526,527,234

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$80,517

Total		$80,517

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(2,949)

Total		$(2,949)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 97.1%

	Shares	Value
Aerospace & Defense 3.5%
Aerojet Rocketdyne Holdings, Inc.*(a)	42,085	$1,495,280
Axon Enterprise, Inc.*	12,374	673,269
HEICO Corp.(a)	23,309	2,211,325
Kratos Defense & Security Solutions, Inc.*(a)	16,870	263,678
Mercury Systems, Inc.*	42,364	2,714,685

		7,358,237

Auto Components 0.6%
Cooper Tire & Rubber Co.(a)	13,440	401,721
Tenneco, Inc., Class A(a)	18,379	407,279
Visteon Corp.*	6,962	468,891

		1,277,891

Banks 2.1%
First Busey Corp.	18,081	441,177
First Hawaiian, Inc.	22,463	585,161
IBERIABANK Corp.	9,397	673,859
Seacoast Banking Corp. of Florida*	19,001	500,676
Sterling Bancorp	36,353	677,256
Triumph Bancorp, Inc.*(a)	14,676	431,328
Western Alliance Bancorp*	13,030	534,751
Wintrust Financial Corp.	8,330	560,859

		4,405,067

Biotechnology 7.4%
Abeona Therapeutics, Inc.*(a)	18,617	137,021
Agios Pharmaceuticals, Inc.*(a)	16,628	1,121,392
Alder Biopharmaceuticals, Inc.*	36,577	499,276
Amicus Therapeutics, Inc.*(a)	76,173	1,035,953
Apellis Pharmaceuticals, Inc.*	23,057	449,612
Arena Pharmaceuticals, Inc.*(a)	15,233	682,895
Array BioPharma, Inc.*(a)	32,046	781,281
Assembly Biosciences, Inc.*(a)	8,320	163,821
Audentes Therapeutics, Inc.*(a)	12,215	476,629
Avrobio, Inc.*	7,083	156,180
Biohaven Pharmaceutical Holding Co. Ltd.*	9,648	496,583
Blueprint Medicines Corp.*(a)	10,972	878,309
Five Prime Therapeutics, Inc.*	21,146	283,356
Flexion Therapeutics, Inc.*	13,025	162,552
G1 Therapeutics, Inc.*	10,584	175,694
Genomic Health, Inc.*	16,960	1,188,048
GlycoMimetics, Inc.*	15,118	188,370
Heron Therapeutics, Inc.*(a)	44,480	1,087,091
Karyopharm Therapeutics, Inc.*(a)	11,493	67,119
Ligand Pharmaceuticals, Inc.*(a)	11,350	1,426,809
Madrigal Pharmaceuticals, Inc.*(a)	1,357	169,978
Minerva Neurosciences, Inc.*	10,363	81,453
Portola Pharmaceuticals, Inc.*(a)	13,634	473,100
REGENXBIO, Inc.*	7,878	451,488
Repligen Corp.*(a)	27,890	1,647,741
Rigel Pharmaceuticals, Inc.*	85,166	218,877
Spark Therapeutics, Inc.*	2,974	338,679
Ultragenyx Pharmaceutical, Inc.*	11,999	832,251

		15,671,558

Building Products 2.1%
American Woodmark Corp.*(a)	5,599	462,645
Armstrong World Industries, Inc.	7,382	586,279
JELD-WEN Holding, Inc.*	19,747	348,732
Lennox International, Inc.	5,470	1,446,268
Patrick Industries, Inc.*(a)	10,679	483,972
Trex Co., Inc.*(a)	17,020	1,047,070

		4,374,966

Capital Markets 1.8%
Blucora, Inc.*	21,103	704,418
Evercore, Inc., Class A	8,946	814,086
Hamilton Lane, Inc., Class A	22,130	964,425
LPL Financial Holdings, Inc.	18,170	1,265,541

		3,748,470

Chemicals 1.9%
Ashland Global Holdings, Inc.	10,150	793,019
Ingevity Corp.*	19,160	2,023,488
Livent Corp.*	26,139	320,987
OMNOVA Solutions, Inc.*	43,089	302,485
PolyOne Corp.	18,352	537,897

		3,977,876

Commercial Services & Supplies 1.6%
Advanced Disposal Services, Inc.*	29,999	839,972
Casella Waste Systems, Inc., Class A*	26,130	929,183
Clean Harbors, Inc.*	12,837	918,231
MSA Safety, Inc.	7,518	777,361

		3,464,747

Communications Equipment 0.4%
Lumentum Holdings, Inc.*	15,803	893,502

Construction Materials 0.2%
Summit Materials, Inc., Class A*(a)	30,033	476,624

Consumer Finance 1.1%
Green Dot Corp., Class A*	17,900	1,085,635
OneMain Holdings, Inc.	14,564	462,407
SLM Corp.(a)	79,874	791,551

		2,339,593

Containers & Packaging 0.3%
Graphic Packaging Holding Co.	48,301	610,042

Distributors 1.3%
Core-Mark Holding Co., Inc.	15,504	575,663
Pool Corp.	12,940	2,134,712

		2,710,375

Diversified Consumer Services 1.6%
Bright Horizons Family Solutions, Inc.*	17,635	2,241,585
Strategic Education, Inc.	8,910	1,169,972

		3,411,557

Diversified Telecommunication Services 0.3%
ORBCOMM, Inc.*(a)	35,474	240,514
Vonage Holdings Corp.*	35,205	353,458

		593,972

Electrical Equipment 0.8%
AZZ, Inc.	11,766	481,582
EnerSys	7,011	456,837
Generac Holdings, Inc.*	13,116	671,933

		1,610,352

Electronic Equipment, Instruments & Components 2.0%
CTS Corp.	20,248	594,684
ePlus, Inc.*	9,107	806,334
Novanta, Inc.*	23,480	1,989,460
Rogers Corp.*	5,311	843,812

		4,234,290

Energy Equipment & Services 0.3%
ProPetro Holding Corp.*	29,433	663,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Entertainment 0.1%
Glu Mobile, Inc.*	16,180	$177,009

Equity Real Estate Investment Trusts (REITs) 1.4%
Columbia Property Trust, Inc.	24,637	554,579
CoreSite Realty Corp.	5,067	542,270
Corporate Office Properties Trust	18,776	512,585
Pebblebrook Hotel Trust	19,809	615,268
PS Business Parks, Inc.	5,110	801,401

		3,026,103

Food & Staples Retailing 0.8%
Casey’s General Stores, Inc.	4,233	545,083
Performance Food Group Co.*	27,447	1,087,999

		1,633,082

Food Products 2.0%
Freshpet, Inc.*	22,030	931,649
Hostess Brands, Inc.*	53,187	664,838
Nomad Foods Ltd.*	32,300	660,535
Post Holdings, Inc.*	11,108	1,215,215
Simply Good Foods Co. (The)*	41,811	860,888

		4,333,125

Health Care Equipment & Supplies 8.5%
AtriCure, Inc.*	20,090	538,211
Cardiovascular Systems, Inc.*	19,407	750,275
Globus Medical, Inc., Class A*	21,205	1,047,739
Haemonetics Corp.*	17,591	1,538,861
ICU Medical, Inc.*	6,814	1,630,795
Inogen, Inc.*(a)	5,290	504,507
Insulet Corp.*(a)	30,557	2,905,665
Integra LifeSciences Holdings Corp.*	12,461	694,327
iRhythm Technologies, Inc.*	12,090	906,266
LivaNova plc*	4,521	439,667
Masimo Corp.*	10,270	1,420,136
Merit Medical Systems, Inc.*	37,392	2,311,947
OraSure Technologies, Inc.*	34,237	381,743
Orthofix Medical, Inc.*	5,489	309,634
Penumbra, Inc.*(a)	11,520	1,693,555
Wright Medical Group NV*(a)	31,510	990,990

		18,064,318

Health Care Providers & Services 2.1%
Amedisys, Inc.*	7,550	930,613
BioTelemetry, Inc.*	7,200	450,864
HealthEquity, Inc.*(a)	12,670	937,327
LHC Group, Inc.*	6,530	723,916
Providence Service Corp. (The)*	7,309	486,925
R1 RCM, Inc.*(a)	61,014	590,005
US Physical Therapy, Inc.	4,000	420,120

		4,539,770

Health Care Technology 2.6%
HMS Holdings Corp.*	28,477	843,204
Inspire Medical Systems, Inc.*	7,450	423,011
Medidata Solutions, Inc.*	7,697	563,728
Omnicell, Inc.*	31,588	2,553,574
Teladoc Health, Inc.*	19,401	1,078,696

		5,462,213

Hotels, Restaurants & Leisure 4.4%
Boyd Gaming Corp.	24,350	666,216
Choice Hotels International, Inc.(a)	10,270	798,390
Dunkin’ Brands Group, Inc.	11,961	898,271
Eldorado Resorts, Inc.*	17,410	812,873
Marriott Vacations Worldwide Corp.	10,151	949,118
Planet Fitness, Inc., Class A*	33,210	2,282,191
Texas Roadhouse, Inc.	9,240	574,636
Wingstop, Inc.	30,420	2,312,833

		9,294,528

Household Durables 1.4%
Roku, Inc.*(a)	29,214	1,884,595
Skyline Champion Corp.	7,600	144,400
TopBuild Corp.*	15,822	1,025,582

		3,054,577

Household Products 0.3%
WD-40 Co.(a)	3,420	579,485

Insurance 1.9%
eHealth, Inc.*	4,420	275,543
James River Group Holdings Ltd.	22,859	916,189
Kemper Corp.	8,400	639,576
Kinsale Capital Group, Inc.(a)	12,736	873,307
Primerica, Inc.	11,360	1,387,624

		4,092,239

Interactive Media & Services 0.4%
Cargurus, Inc.*	16,830	674,210
TrueCar, Inc.*	14,170	94,089

		768,299

Internet & Direct Marketing Retail 1.5%
Etsy, Inc.*	42,118	2,831,172
Liberty Expedia Holdings, Inc., Class A*	10,624	454,707

		3,285,879

IT Services 4.0%
CACI International, Inc., Class A*(a)	4,317	785,780
Carbonite, Inc.*(a)	21,725	538,997
Euronet Worldwide, Inc.*	7,800	1,112,202
LiveRamp Holdings, Inc.*	15,677	855,494
ManTech International Corp., Class A	27,090	1,463,402
MongoDB, Inc.*(a)	11,540	1,696,611
Okta, Inc.*	8,708	720,413
Science Applications International Corp.	10,358	797,048
Twilio, Inc., Class A*	4,942	638,407

		8,608,354

Life Sciences Tools & Services 2.9%
Bio-Techne Corp.	10,890	2,162,209
Medpace Holdings, Inc.*	9,870	582,034
NanoString Technologies, Inc.*	25,773	616,748
PRA Health Sciences, Inc.*	20,890	2,303,958
Syneos Health, Inc.*	11,714	606,317

		6,271,266

Machinery 4.5%
Altra Industrial Motion Corp.	21,594	670,494
Astec Industries, Inc.(a)	8,897	335,951
Chart Industries, Inc.*	17,870	1,617,592
ITT, Inc.	35,960	2,085,680
John Bean Technologies Corp.(a)	12,377	1,137,323
Milacron Holdings Corp.*	33,549	379,775
RBC Bearings, Inc.*(a)	15,440	1,963,505
Rexnord Corp.*	23,075	580,105
Welbilt, Inc.*(a)	20,050	328,419
Woodward, Inc.(a)	5,670	538,026

		9,636,870

Media 0.4%
Cable One, Inc.	900	883,242

Metals & Mining 0.5%
Allegheny Technologies, Inc.*	43,860	1,121,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Multiline Retail 0.8%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	19,740	$1,684,414

Oil, Gas & Consumable Fuels 0.7%
Kosmos Energy Ltd.	55,006	342,687
Matador Resources Co.*(a)	35,130	679,063
PDC Energy, Inc.*	11,344	461,474

		1,483,224

Paper & Forest Products 0.4%
Boise Cascade Co.	11,902	318,498
Louisiana-Pacific Corp.	18,396	448,494

		766,992

Personal Products 0.4%
Edgewell Personal Care Co.*(a)	17,120	751,397

Pharmaceuticals 1.9%
Aerie Pharmaceuticals, Inc.*(a)	11,752	558,220
Amneal Pharmaceuticals, Inc.*	36,221	513,252
Catalent, Inc.*(a)	15,114	613,477
Cymabay Therapeutics, Inc.*	37,141	493,233
Intersect ENT, Inc.*	28,266	908,752
MyoKardia, Inc.*	12,269	637,865
Revance Therapeutics, Inc.*	21,474	338,430

		4,063,229

Professional Services 1.6%
ASGN, Inc.*	13,603	863,655
Exponent, Inc.	16,839	971,947
Huron Consulting Group, Inc.*	7,496	353,961
Insperity, Inc.	10,320	1,276,171

		3,465,734

Road & Rail 0.9%
Genesee & Wyoming, Inc., Class A*	17,732	1,545,166
Marten Transport Ltd.	24,037	428,580

		1,973,746

Semiconductors & Semiconductor Equipment 2.9%
Cirrus Logic, Inc.*	10,632	447,288
Cohu, Inc.	36,743	541,959
Entegris, Inc.	29,838	1,064,918
FormFactor, Inc.*	42,252	679,835
Lattice Semiconductor Corp.*	42,010	501,179
MKS Instruments, Inc.	8,250	767,663
Monolithic Power Systems, Inc.(a)	16,280	2,205,777

		6,208,619

Software 13.5%
2U, Inc.*(a)	9,025	639,421
8x8, Inc.*(a)	27,563	556,773
Alteryx, Inc., Class A*	13,062	1,095,510
Blackbaud, Inc.	10,890	868,260
Cloudera, Inc.*(a)	39,963	437,195
Coupa Software, Inc.*(a)	16,070	1,462,049
CyberArk Software Ltd.*	4,800	571,440
Everbridge, Inc.*	22,284	1,671,523
Fair Isaac Corp.*	2,191	595,141
Five9, Inc.*	17,952	948,404
ForeScout Technologies, Inc.*	22,421	939,664
HubSpot, Inc.*	17,395	2,891,223
Instructure, Inc.*	9,902	466,582
New Relic, Inc.*	28,759	2,838,513
Paylocity Holding Corp.*	20,686	1,844,984
Pegasystems, Inc.	14,070	914,550
Pivotal Software, Inc., Class A*	26,785	558,467
Q2 Holdings, Inc.*(a)	18,383	1,273,207
Rapid7, Inc.*(a)	16,029	811,228
RealPage, Inc.*(a)	13,870	841,770
RingCentral, Inc., Class A*	22,300	2,403,940
SailPoint Technologies Holding, Inc.*	29,823	856,517
SVMK, Inc.*	19,184	349,341
Trade Desk, Inc. (The), Class A*(a)	14,556	2,881,360

		28,717,062

Specialty Retail 1.8%
Boot Barn Holdings, Inc.*(a)	33,870	997,133
Burlington Stores, Inc.*	4,710	737,963
Caleres, Inc.	28,451	702,455
Five Below, Inc.*	7,131	886,027
Floor & Decor Holdings, Inc., Class A*(a)	14,656	604,120

		3,927,698

Textiles, Apparel & Luxury Goods 2.5%
Canada Goose Holdings, Inc.*(a)	19,980	959,440
Carter’s, Inc.	10,272	1,035,315
Oxford Industries, Inc.	11,332	852,846
Steven Madden Ltd.	36,652	1,240,304
Wolverine World Wide, Inc.	36,447	1,302,251

		5,390,156

Thrifts & Mortgage Finance 0.4%
MGIC Investment Corp.*	69,712	919,501

Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc.	11,995	713,343

Total Common Stocks (cost $183,920,085)		206,719,513

Exchange Traded Fund 1.4%

	Shares	Value

Exchange Traded Fund 1.4%
iShares Russell 2000 Growth ETF(a)	15,208	2,990,805

Total Exchange Traded Fund (cost $2,860,761)		2,990,805

Repurchase Agreements 7.0%

	Principal Amount	Value
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $3,017,967, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $3,060,001. (b)(c)	$3,000,000	3,000,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $7,400,360, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $7,546,732. (b)	7,398,757	7,398,757

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Repurchase Agreements (continued)

	Principal Amount	Value
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $2,000,961, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $2,040,428.(b)	$2,000,000	$2,000,000
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $2,600,553, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $2,652,000.(b)	2,600,000	2,600,000

Total Repurchase Agreements (cost $14,998,757)		14,998,757

Total Investments (cost $201,779,603) — 105.5%		224,709,075
Liabilities in excess of other assets — (5.5)%		(11,758,342)

NET ASSETS — 100.0%		$212,950,733

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $36,096,865, which was collateralized by cash used to purchase repurchase agreements with a total value of $14,998,757 and by $22,010,210, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 4/4/2019 - 2/15/2049, a total value of $37,008,967.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $14,998,757.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$206,719,513	$—	$—	$206,719,513
Exchange Traded Fund	2,990,805	—	—	2,990,805
Repurchase Agreements	—	14,998,757	—	14,998,757

Total	$209,710,318	$14,998,757	$—	$224,709,075

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 96.8%

	Shares	Value
Aerospace & Defense 1.5%
Hexcel Corp.	32,017	$2,214,296
Moog, Inc., Class A	14,275	1,241,211
Vectrus, Inc.*	41,800	1,111,462

		4,566,969

Air Freight & Logistics 0.7%
XPO Logistics, Inc.*(a)	41,201	2,214,142

Airlines 1.2%
SkyWest, Inc.	26,500	1,438,685
Spirit Airlines, Inc.*(a)	39,800	2,103,828

		3,542,513

Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*(a)	35,900	513,729
Dana, Inc.	70,200	1,245,348
Dorman Products, Inc.*(a)	11,933	1,051,178
Modine Manufacturing Co.*	6,300	87,381
Tenneco, Inc., Class A(a)	30,200	669,232
Tower International, Inc.	7,500	157,725

		3,724,593

Banks 14.0%
1st Source Corp.	1,840	82,634
Allegiance Bancshares, Inc.*	5,200	175,344
Bancorp, Inc. (The)*	98,300	794,264
Bank of Commerce Holdings	3,900	41,145
Bank of Marin Bancorp	1,400	56,966
Bank OZK	79,758	2,311,387
Banner Corp.	6,400	346,688
Boston Private Financial Holdings, Inc.	78,200	857,072
Cathay General Bancorp	8,700	295,017
CenterState Bank Corp.	9,346	222,528
Central Valley Community Bancorp	4,100	80,155
Chemung Financial Corp.	1,000	46,930
Community Trust Bancorp, Inc.	6,657	273,337
ConnectOne Bancorp, Inc.	36,600	721,020
Customers Bancorp, Inc.*(a)	81,440	1,491,167
Eagle Bancorp, Inc.*(a)	29,072	1,459,414
East West Bancorp, Inc.	6,322	303,266
Farmers National Banc Corp.	14,500	199,955
Fidelity Southern Corp.	39,884	1,092,423
Fifth Third Bancorp	3,887	98,030
Financial Institutions, Inc.	22,800	619,704
First Bancorp/NC	6,200	215,512
First Bancorp/PR	246,700	2,827,182
First Business Financial Services, Inc.	8,900	178,178
First Citizens BancShares, Inc., Class A	1,000	407,200
First Commonwealth Financial Corp.(a)	15,700	197,820
First Financial Bancorp(a)	10,700	257,442
First Financial Corp.(a)	12,700	533,400
First Hawaiian, Inc.	8,100	211,005
First Midwest Bancorp, Inc.	14,400	294,624
Flushing Financial Corp.	6,700	146,931
Franklin Financial Network, Inc.	2,400	69,624
Fulton Financial Corp.(a)	28,200	436,536
Great Southern Bancorp, Inc.	9,500	493,050
Hancock Whitney Corp.	59,600	2,407,840
Hanmi Financial Corp.	68,090	1,448,274
Heartland Financial USA, Inc.(a)	13,300	567,245
Heritage Commerce Corp.	8,800	106,480
Hilltop Holdings, Inc.	64,700	1,180,775
HomeTrust Bancshares, Inc.	5,000	126,000
IBERIABANK Corp.	34,200	2,452,482
Independent Bank Corp./MI	22,400	481,600
Investors Bancorp, Inc.	224,700	2,662,695
Midland States Bancorp, Inc.	4,800	115,488
Northrim BanCorp, Inc.	4,000	137,680
OFG Bancorp	37,600	744,104
Old Second Bancorp, Inc.	16,200	203,958
Pacific Mercantile Bancorp*	15,300	116,586
Pacific Premier Bancorp, Inc.(a)	30,400	806,512
PacWest Bancorp	7,646	287,566
Peoples Bancorp, Inc.	12,700	393,319
Premier Financial Bancorp, Inc.	2,973	46,706
Republic Bancorp, Inc., Class A	3,455	154,508
Shore Bancshares, Inc.	3,800	56,658
Sierra Bancorp	5,500	133,650
Simmons First National Corp., Class A	5,842	143,012
South State Corp.(a)	1,674	114,401
Texas Capital Bancshares, Inc.*	31,805	1,736,235
Towne Bank	3,227	79,868
TriCo Bancshares	35,000	1,375,150
TriState Capital Holdings, Inc.*	3,900	79,677
Trustmark Corp.(a)	5,100	171,513
Umpqua Holdings Corp.	50,200	828,300
United Community Banks, Inc.	72,600	1,809,918
Veritex Holdings, Inc.(a)	29,605	717,033
West Bancorporation, Inc.	4,200	86,856
Western Alliance Bancorp*	29,142	1,195,988
Wintrust Financial Corp.	25,800	1,737,114

		42,542,141

Beverages 0.1%
National Beverage Corp.	7,768	448,447

Biotechnology 1.1%
Acceleron Pharma, Inc.*(a)	9,500	442,415
Acorda Therapeutics, Inc.*(a)	7,200	95,688
AMAG Pharmaceuticals, Inc.*	9,300	119,784
Arbutus Biopharma Corp.*	130,600	467,548
BioCryst Pharmaceuticals, Inc.*(a)	57,400	467,236
Corvus Pharmaceuticals, Inc.*	21,700	87,234
Karyopharm Therapeutics, Inc.*(a)	40,500	236,520
Minerva Neurosciences, Inc.*	63,900	502,254
Scholar Rock Holding Corp.*(a)	31,800	597,522
Spero Therapeutics, Inc.*	30,600	391,986

		3,408,187

Building Products 0.5%
American Woodmark Corp.*(a)	19,115	1,579,472
Universal Forest Products, Inc.	1,000	29,890

		1,609,362

Capital Markets 1.6%
Artisan Partners Asset Management, Inc., Class A	36,764	925,350
BGC Partners, Inc., Class A(a)	39,500	209,745
BrightSphere Investment Group plc	4,900	66,444
Diamond Hill Investment Group, Inc.(a)	6,752	945,280
GAIN Capital Holdings, Inc.(a)	61,400	385,592
Houlihan Lokey, Inc.	5,100	233,835

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Capital Markets (continued)
Morningstar, Inc.	8,348	$1,051,764
Oppenheimer Holdings, Inc., Class A	12,000	312,240
Piper Jaffray Cos.	1,600	116,528
Pzena Investment Management, Inc., Class A	64,974	525,640
Stifel Financial Corp.(a)	2,600	137,176

		4,909,594

Chemicals 1.2%
AdvanSix, Inc.*	7,600	217,132
Element Solutions, Inc.*	40,128	405,293
FutureFuel Corp.	17,000	227,800
Stepan Co.	3,000	262,560
Trinseo SA	33,200	1,503,960
Valhi, Inc.	36,400	84,084
Valvoline, Inc.(a)	55,378	1,027,816

		3,728,645

Commercial Services & Supplies 2.0%
ABM Industries, Inc.(a)	39,222	1,425,720
ACCO Brands Corp.	200,100	1,712,856
Kimball International, Inc., Class B	9,100	128,674
LSC Communications, Inc.(a)	96,562	630,550
RR Donnelley & Sons Co.	16,400	77,408
UniFirst Corp.	3,400	521,900
US Ecology, Inc.	25,070	1,403,418
VSE Corp.	7,700	243,166

		6,143,692

Communications Equipment 1.8%
ADTRAN, Inc.	44,000	602,800
Ciena Corp.*	56,900	2,124,646
InterDigital, Inc.	7,300	481,654
Lumentum Holdings, Inc.*	20,400	1,153,416
NETGEAR, Inc.*	7,000	231,840
Plantronics, Inc.(a)	20,128	928,102
Ribbon Communications, Inc.*	21,579	111,132

		5,633,590

Construction & Engineering 1.7%
Comfort Systems USA, Inc.	20,739	1,086,516
EMCOR Group, Inc.	18,700	1,366,596
Great Lakes Dredge & Dock Corp.*	39,100	348,381
HC2 Holdings, Inc.*(a)	45,000	110,250
KBR, Inc.	103,200	1,970,088
Sterling Construction Co., Inc.*	30,400	380,608

		5,262,439

Consumer Finance 0.7%
Credit Acceptance Corp.*	4,316	1,950,530
Green Dot Corp., Class A*	3,000	181,950

		2,132,480

Containers & Packaging 0.5%
Berry Global Group, Inc.*(a)	26,732	1,440,053

Distributors 0.7%
Core-Mark Holding Co., Inc.	48,100	1,785,953
Pool Corp.	1,495	246,630

		2,032,583

Diversified Consumer Services 0.8%
American Public Education, Inc.*	13,700	412,644
K12, Inc.*	28,500	972,705
Service Corp. International	29,560	1,186,834

		2,572,183

Diversified Financial Services 0.2%
Cannae Holdings, Inc.*	22,500	545,850
Marlin Business Services Corp.	6,600	141,900

		687,750

Electric Utilities 1.9%
El Paso Electric Co.	11,000	647,020
IDACORP, Inc.(a)	15,900	1,582,686
MGE Energy, Inc.(a)	5,150	350,046
PNM Resources, Inc.	13,100	620,154
Portland General Electric Co.	41,600	2,156,544
Spark Energy, Inc., Class A(a)	35,000	311,850

		5,668,300

Electrical Equipment 0.1%
Encore Wire Corp.	4,200	240,324

Electronic Equipment, Instruments & Components 4.1%
Anixter International, Inc.*	4,400	246,884
Benchmark Electronics, Inc.	16,175	424,594
Coherent, Inc.*(a)	12,299	1,743,014
Fabrinet*	44,500	2,330,020
Insight Enterprises, Inc.*	15,864	873,472
KEMET Corp.(a)	34,800	590,556
Kimball Electronics, Inc.*	25,350	392,671
Methode Electronics, Inc.	12,200	351,116
Sanmina Corp.*	73,811	2,129,447
Tech Data Corp.*	28,350	2,903,324
Vishay Intertechnology, Inc.	13,600	251,192
Vishay Precision Group, Inc.*	3,100	106,051

		12,342,341

Energy Equipment & Services 1.6%
Core Laboratories NV	22,889	1,577,739
Exterran Corp.*	24,000	404,400
FTS International, Inc.*	77,400	774,000
Matrix Service Co.*	44,300	867,394
McDermott International, Inc.*	52,866	393,323
Nine Energy Service, Inc.*	32,650	739,522

		4,756,378

Equity Real Estate Investment Trusts (REITs) 8.6%
American Assets Trust, Inc.	2,900	132,994
Armada Hoffler Properties, Inc.	70,200	1,094,418
Ashford Hospitality Trust, Inc.	143,200	680,200
Braemar Hotels & Resorts, Inc.	52,500	641,025
Cedar Realty Trust, Inc.	17,800	60,520
City Office REIT, Inc.	5,700	64,467
CoreCivic, Inc.	114,200	2,221,190
CorePoint Lodging, Inc.	75,600	844,452
CoreSite Realty Corp.	4,600	492,292
Cousins Properties, Inc.	264,270	2,552,848
DiamondRock Hospitality Co.	132,000	1,429,560
First Industrial Realty Trust, Inc.	37,000	1,308,320
GEO Group, Inc. (The)	69,700	1,338,240
Getty Realty Corp.	23,200	743,096
Global Medical REIT, Inc.	20,200	198,364
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,000	384,600
Highwoods Properties, Inc.	11,200	523,936
Hudson Pacific Properties, Inc.	7,500	258,150
InfraREIT, Inc.	18,500	387,945
Jernigan Capital, Inc.	13,300	279,832
Kite Realty Group Trust	24,650	394,154
New Senior Investment Group, Inc.	130,300	710,135
Preferred Apartment Communities, Inc., Class A	39,800	589,836
Rexford Industrial Realty, Inc.	10,900	390,329
RLJ Lodging Trust	48,417	850,687

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Ryman Hospitality Properties, Inc.	21,802	$1,792,996
Sun Communities, Inc.	5,100	604,452
Sunstone Hotel Investors, Inc.	72,274	1,040,746
Tier REIT, Inc.	11,500	329,590
Urban Edge Properties	52,300	993,700
Urstadt Biddle Properties, Inc., Class A	6,600	136,224
Washington REIT	6,000	170,280
Xenia Hotels & Resorts, Inc.	109,200	2,392,572

		26,032,150

Food & Staples Retailing 0.8%
Casey’s General Stores, Inc.	12,311	1,585,287
Rite Aid Corp.*(a)	121,500	77,153
SpartanNash Co.	52,800	837,936

		2,500,376

Food Products 0.6%
B&G Foods, Inc.(a)	40,694	993,747
Fresh Del Monte Produce, Inc.	13,500	364,905
J&J Snack Foods Corp.(a)	1,490	236,672
Sanderson Farms, Inc.	1,400	184,576

		1,779,900

Gas Utilities 1.5%
New Jersey Resources Corp.(a)	31,800	1,583,322
ONE Gas, Inc.	8,500	756,755
Southwest Gas Holdings, Inc.	19,500	1,604,070
Spire, Inc.	8,300	683,007

		4,627,154

Health Care Equipment & Supplies 0.4%
CONMED Corp.(a)	3,300	274,494
FONAR Corp.*	4,800	98,256
Lantheus Holdings, Inc.*	20,118	492,489
SI-BONE, Inc.*(a)	22,600	425,784

		1,291,023

Health Care Providers & Services 3.3%
American Renal Associates Holdings, Inc.*(a)	16,800	103,152
Chemed Corp.	2,926	936,525
Cross Country Healthcare, Inc.*	55,700	391,571
Encompass Health Corp.	30,888	1,803,859
Magellan Health, Inc.*(a)	5,400	355,968
Molina Healthcare, Inc.*	21,101	2,995,498
Owens & Minor, Inc.(a)	71,800	294,380
Patterson Cos., Inc.	68,600	1,498,910
Triple-S Management Corp., Class B*	52,997	1,209,392
WellCare Health Plans, Inc.*	1,600	431,600

		10,020,855

Health Care Technology 0.1%
Computer Programs & Systems, Inc.	5,400	160,326

Hotels, Restaurants & Leisure 0.5%
Choice Hotels International, Inc.(a)	17,832	1,386,260

Household Durables 2.4%
Bassett Furniture Industries, Inc.	9,200	150,972
Hamilton Beach Brands Holding Co., Class A	3,900	83,694
Helen of Troy Ltd.*(a)	18,300	2,122,068
Hooker Furniture Corp.	11,000	317,130
KB Home	63,600	1,537,212
LGI Homes, Inc.*(a)	46,418	2,796,220
Lifetime Brands, Inc.	22,800	215,460

		7,222,756

Household Products 0.5%
Central Garden & Pet Co., Class A*	62,400	1,450,800

Independent Power and Renewable Electricity Producers 1.1%
Atlantic Power Corp.*	53,600	135,072
Clearway Energy, Inc., Class A	47,800	695,012
Clearway Energy, Inc., Class C	53,700	811,407
Vistra Energy Corp.	68,775	1,790,213

		3,431,704

Insurance 2.3%
American Equity Investment Life Holding Co.	71,700	1,937,334
CNO Financial Group, Inc.	41,000	663,380
FedNat Holding Co.	15,800	253,432
First American Financial Corp.	18,100	932,150
Heritage Insurance Holdings, Inc.	8,200	119,720
National General Holdings Corp.	4,600	109,158
Safety Insurance Group, Inc.	3,850	335,489
Stewart Information Services Corp.	19,100	815,379
Third Point Reinsurance Ltd.*	55,300	574,014
Universal Insurance Holdings, Inc.	44,227	1,371,037

		7,111,093

Internet & Direct Marketing Retail 1.6%
Liberty Expedia Holdings, Inc., Class A*	51,050	2,184,940
PetMed Express, Inc.(a)	52,569	1,197,522
Stamps.com, Inc.*	16,855	1,372,165

		4,754,627

IT Services 1.9%
CACI International, Inc., Class A*(a)	1,300	236,626
EVERTEC, Inc.	5,400	150,174
Limelight Networks, Inc.*	186,900	603,687
MAXIMUS, Inc.	25,771	1,829,226
Perspecta, Inc.	73,100	1,478,082
Travelport Worldwide Ltd.	29,300	460,889
Unisys Corp.*	43,050	502,393
Virtusa Corp.*	9,500	507,775

		5,768,852

Life Sciences Tools & Services 2.0%
Bio-Rad Laboratories, Inc., Class A*	5,330	1,629,275
Bruker Corp.	49,746	1,912,236
Charles River Laboratories International, Inc.*	16,697	2,425,239

		5,966,750

Machinery 4.6%
Alamo Group, Inc.	14,559	1,455,026
Douglas Dynamics, Inc.	33,747	1,284,748
Global Brass & Copper Holdings, Inc.	63,100	2,173,164
Graham Corp.	4,900	96,187
Hurco Cos., Inc.	9,000	362,970
Hyster-Yale Materials Handling, Inc.	5,300	330,508
LB Foster Co., Class A*	4,200	79,044
Meritor, Inc.*	83,700	1,703,295
Middleby Corp. (The)*	16,684	2,169,421
Milacron Holdings Corp.*	2,178	24,655
Toro Co. (The)	35,081	2,414,976
Wabash National Corp.	53,300	722,215
Woodward, Inc.	12,929	1,226,833

		14,043,042

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Media 1.9%
Beasley Broadcast Group, Inc., Class A	6,200	$24,676
Cable One, Inc.	1,029	1,009,840
Entravision Communications Corp., Class A	130,590	423,111
EW Scripps Co. (The), Class A	2,700	56,700
Fluent, Inc.*	15,382	86,447
Gannett Co., Inc.(a)	54,200	571,268
Gray Television, Inc.*	18,800	401,568
Liberty Latin America Ltd., Class A*	58,900	1,139,126
Meredith Corp.(a)	7,400	408,924
National CineMedia, Inc.	16,800	118,440
Sinclair Broadcast Group, Inc., Class A	33,200	1,277,536
TEGNA, Inc.(a)	25,400	358,140

		5,875,776

Metals & Mining 0.4%
Cleveland-Cliffs, Inc.(a)	10,600	105,894
Commercial Metals Co.(a)	41,600	710,528
Ramaco Resources, Inc.*(a)	25,500	147,900
Warrior Met Coal, Inc.(a)	5,200	158,080

		1,122,402

Mortgage Real Estate Investment Trusts (REITs) 1.4%
AG Mortgage Investment Trust, Inc.	88,600	1,492,024
Dynex Capital, Inc.	28,500	173,565
Invesco Mortgage Capital, Inc.	47,700	753,660
KKR Real Estate Finance Trust, Inc.	39,400	788,788
Redwood Trust, Inc.	65,600	1,059,440

		4,267,477

Multi-Utilities 0.4%
Black Hills Corp.	5,500	407,385
NorthWestern Corp.	6,500	457,665
Unitil Corp.(a)	4,200	227,514

		1,092,564

Oil, Gas & Consumable Fuels 3.0%
Abraxas Petroleum Corp.*(a)	193,400	241,750
Arch Coal, Inc., Class A(a)	16,200	1,478,574
CONSOL Energy, Inc.*	6,300	215,586
CVR Energy, Inc.	20,900	861,080
Delek US Holdings, Inc.(a)	48,200	1,755,444
Denbury Resources, Inc.*(a)	109,400	224,270
Gulfport Energy Corp.*(a)	12,200	97,844
Infinity Bio-energy Ltd.Reg. S* (b)(c)	155,500	0
Magnolia Oil & Gas Corp.*(a)	36,898	442,776
Midstates Petroleum Co., Inc.*	38,700	378,099
NACCO Industries, Inc., Class A	1,800	68,796
Par Pacific Holdings, Inc.*	13,700	243,997
Peabody Energy Corp.	22,800	645,924
Renewable Energy Group, Inc.*(a)	33,078	726,393
REX American Resources Corp.*	1,200	96,732
Southwestern Energy Co.*	86,100	403,809
W&T Offshore, Inc.*(a)	177,700	1,226,130

		9,107,204

Paper & Forest Products 1.1%
Boise Cascade Co.	24,900	666,324
Louisiana-Pacific Corp.(a)	33,600	819,168
Schweitzer-Mauduit International, Inc.	43,100	1,668,832
Verso Corp., Class A*(a)	15,000	321,300

		3,475,624

Pharmaceuticals 0.6%
Endo International plc*	77,900	625,537
Kala Pharmaceuticals, Inc.*(a)	53,600	443,272
Lannett Co., Inc.*(a)	67,500	531,225
Zogenix, Inc.*(a)	5,000	275,050

		1,875,084

Professional Services 1.1%
Acacia Research Corp.*	63,500	207,010
CBIZ, Inc.*	29,600	599,104
CRA International, Inc.	5,500	277,970
Heidrick & Struggles International, Inc.	8,600	329,638
Kelly Services, Inc., Class A	33,500	739,010
Korn Ferry	5,000	223,900
TrueBlue, Inc.*(a)	42,000	992,880

		3,369,512

Real Estate Management & Development 1.0%
Colliers International Group, Inc.	24,892	1,661,790
HFF, Inc., Class A	25,429	1,214,235
Newmark Group, Inc., Class A	18,698	155,941

		3,031,966

Road & Rail 0.6%
ArcBest Corp.	38,600	1,188,494
Covenant Transportation Group, Inc., Class A*	5,000	94,900
YRC Worldwide, Inc.*	102,086	682,955

		1,966,349

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc.*	17,539	871,337
Alpha & Omega Semiconductor Ltd.*	62,553	719,985
Amkor Technology, Inc.*	83,500	713,090
Cabot Microelectronics Corp.(a)	4,934	552,411
Cohu, Inc.	24,100	355,475
Ichor Holdings Ltd.*	41,479	936,596
Photronics, Inc.*	47,200	446,040
Rambus, Inc.*	152,000	1,588,400
Ultra Clean Holdings, Inc.*(a)	58,400	604,440
Universal Display Corp.(a)	12,612	1,927,744

		8,715,518

Software 2.0%
Avaya Holdings Corp.*	61,500	1,035,045
BlackBerry Ltd.*	52,472	529,443
LogMeIn, Inc.	29,130	2,333,313
PTC, Inc.*	12,783	1,178,337
Tyler Technologies, Inc.*	2,468	504,459
Verint Systems, Inc.*	8,700	520,782

		6,101,379

Specialty Retail 2.5%
Abercrombie & Fitch Co., Class A	12,400	339,884
Barnes & Noble Education, Inc.*(a)	132,500	556,500
Caleres, Inc.	18,100	446,889
Cato Corp. (The), Class A	24,700	370,006
Citi Trends, Inc.	13,700	264,547
DSW, Inc., Class A	3,500	77,770
GameStop Corp., Class A	69,900	710,184
Hibbett Sports, Inc.*	29,800	679,738
Office Depot, Inc.	632,400	2,295,612
Rent-A-Center, Inc.*	72,000	1,502,640

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Specialty Retail (continued)
Zumiez, Inc.*(a)	15,300	$380,817

		7,624,587

Textiles, Apparel & Luxury Goods 1.2%
Carter’s, Inc.	18,137	1,828,028
Culp, Inc.	5,700	109,611
Deckers Outdoor Corp.*	6,100	896,639
Steven Madden Ltd.	25,572	865,357

		3,699,635

Thrifts & Mortgage Finance 3.8%
Axos Financial, Inc.*(a)	76,533	2,216,395
BSB Bancorp, Inc.*	6,500	213,460
Dime Community Bancshares, Inc.(a)	23,600	442,028
Essent Group Ltd.*	20,400	886,380
First Defiance Financial Corp.	9,700	278,778
Hingham Institution for Savings	5,972	1,027,244
HomeStreet, Inc.*	10,400	274,040
MGIC Investment Corp.*	123,800	1,632,922
PennyMac Financial Services, Inc.(a)	54,800	1,218,752
Radian Group, Inc.	75,300	1,561,722
Riverview Bancorp, Inc.	13,200	96,492
Territorial Bancorp, Inc.	1,600	43,056
TrustCo Bank Corp.(a)	37,900	294,104
United Community Financial Corp.	12,600	117,810
Walker & Dunlop, Inc.(a)	24,900	1,267,659
WSFS Financial Corp.	1,500	57,900

		11,628,742

Trading Companies & Distributors 1.4%
Applied Industrial Technologies, Inc.	1,300	77,311
DXP Enterprises, Inc.*(a)	4,300	167,356
MRC Global, Inc.*(a)	58,300	1,019,084
NOW, Inc.*	22,800	318,288
Rush Enterprises, Inc., Class A	25,100	1,049,431
Veritiv Corp.*	10,600	278,992
Watsco, Inc.	9,254	1,325,265

		4,235,727

Water Utilities 0.1%
Artesian Resources Corp., Class A	1,900	70,813
Consolidated Water Co. Ltd.	17,200	221,364

		292,177

Wireless Telecommunication Services 0.0%†
Spok Holdings, Inc.	3,500	47,670

Total Common Stocks (cost $295,933,820)		294,683,767

Master Limited Partnership 0.4%

	Shares	Value
Hotels, Restaurants & Leisure 0.4%
Cedar Fair LP	22,147	$1,165,375

Total Master Limited Partnership (cost $1,323,210)		1,165,375

Repurchase Agreements 5.7%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $5,001,083, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $5,100,000.(d)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $4,023,956, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $4,080,001.(d)(e)	4,000,000	4,000,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $3,185,472, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $3,248,478.(d)	3,184,782	3,184,782
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $2,000,961, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $2,040,428.(d)	2,000,000	2,000,000
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $3,200,680, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $3,264,000.(d)	3,200,000	3,200,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Repurchase Agreements (continued)

Value
Total Repurchase Agreements (cost $17,384,782)	$17,384,782

Total Investments (cost $314,641,812) — 102.9%	313,233,924
Liabilities in excess of other assets — (2.9)%	(8,968,780)

NET ASSETS — 100.0%	$304,265,144

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $35,114,027, which was collateralized by cash used to purchase repurchase agreements with a total value of $17,384,782 and by $18,850,406, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 4/4/2019 - 2/15/2049, a total value of $36,235,188.

(b)	Fair valued security.
(c)	Value determined using significant unobservable inputs.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $17,384,782.
(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	82	6/2019	USD	6,329,580	59,204

					59,204

At March 31, 2019, the Fund had $310,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,566,969	$—	$—	$4,566,969
Air Freight & Logistics	2,214,142	—	—	2,214,142
Airlines	3,542,513	—	—	3,542,513
Auto Components	3,724,593	—	—	3,724,593
Banks	42,542,141	—	—	42,542,141
Beverages	448,447	—	—	448,447
Biotechnology	3,408,187	—	—	3,408,187
Building Products	1,609,362	—	—	1,609,362
Capital Markets	4,909,594	—	—	4,909,594
Chemicals	3,728,645	—	—	3,728,645
Commercial Services & Supplies	6,143,692	—	—	6,143,692
Communications Equipment	5,633,590	—	—	5,633,590
Construction & Engineering	5,262,439	—	—	5,262,439
Consumer Finance	2,132,480	—	—	2,132,480
Containers & Packaging	1,440,053	—	—	1,440,053
Distributors	2,032,583	—	—	2,032,583
Diversified Consumer Services	2,572,183	—	—	2,572,183
Diversified Financial Services	687,750	—	—	687,750
Electric Utilities	5,668,300	—	—	5,668,300
Electrical Equipment	240,324	—	—	240,324
Electronic Equipment, Instruments & Components	12,342,341	—	—	12,342,341

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$4,756,378	$—	$—	$4,756,378
Equity Real Estate Investment Trusts (REITs)	26,032,150	—	—	26,032,150
Food & Staples Retailing	2,500,376	—	—	2,500,376
Food Products	1,779,900	—	—	1,779,900
Gas Utilities	4,627,154	—	—	4,627,154
Health Care Equipment & Supplies	1,291,023	—	—	1,291,023
Health Care Providers & Services	10,020,855	—	—	10,020,855
Health Care Technology	160,326	—	—	160,326
Hotels, Restaurants & Leisure	1,386,260	—	—	1,386,260
Household Durables	7,222,756	—	—	7,222,756
Household Products	1,450,800	—	—	1,450,800
Independent Power and Renewable Electricity Producers	3,431,704	—	—	3,431,704
Insurance	7,111,093	—	—	7,111,093
Internet & Direct Marketing Retail	4,754,627	—	—	4,754,627
IT Services	5,768,852	—	—	5,768,852
Life Sciences Tools & Services	5,966,750	—	—	5,966,750
Machinery	14,043,042	—	—	14,043,042
Media	5,875,776	—	—	5,875,776
Metals & Mining	1,122,402	—	—	1,122,402
Mortgage Real Estate Investment Trusts (REITs)	4,267,477	—	—	4,267,477
Multi-Utilities	1,092,564	—	—	1,092,564
Oil, Gas & Consumable Fuels	9,107,204	—	—	9,107,204
Paper & Forest Products	3,475,624	—	—	3,475,624
Pharmaceuticals	1,875,084	—	—	1,875,084
Professional Services	3,369,512	—	—	3,369,512
Real Estate Management & Development	3,031,966	—	—	3,031,966
Road & Rail	1,966,349	—	—	1,966,349
Semiconductors & Semiconductor Equipment	8,715,518	—	—	8,715,518
Software	6,101,379	—	—	6,101,379
Specialty Retail	7,624,587	—	—	7,624,587
Textiles, Apparel & Luxury Goods	3,699,635	—	—	3,699,635
Thrifts & Mortgage Finance	11,628,742	—	—	11,628,742
Trading Companies & Distributors	4,235,727	—	—	4,235,727
Water Utilities	292,177	—	—	292,177
Wireless Telecommunication Services	47,670	—	—	47,670

Total Common Stocks	$294,683,767	$—	$—	$294,683,767

Futures Contracts	59,204	—	—	59,204
Master Limited Partnership	1,165,375	—	—	1,165,375
Repurchase Agreements	—	17,384,782	—	17,384,782

Total	$295,908,346	$17,384,782	$—	$313,293,128

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2019, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain or reduce exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$59,204

Total		$59,204

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 97.9%

	Shares	Value
AUSTRALIA 0.0%†
Consumer Finance 0.0%†
Aet and D Holdings No. 1 Ltd.*(a)(b)	106,305	$0

BERMUDA 0.2%
Insurance 0.2%
Third Point Reinsurance Ltd.*	64,516	669,676

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-energy Ltd. Reg. S*(a)(b)	94,500	0

		669,676

CANADA 0.3%
Textiles, Apparel & Luxury Goods 0.3%
Canada Goose Holdings, Inc.*(c)	19,060	915,261

IRELAND 0.1%
Biotechnology 0.1%
Prothena Corp. plc*	34,875	423,034

ISRAEL 0.2%
Software 0.2%
CyberArk Software Ltd.*	4,610	548,821

PUERTO RICO 1.5%
Banks 1.5%
First Bancorp/PR	312,516	3,581,433
OFG Bancorp	36,787	728,015
Popular, Inc.	8,590	447,797

		4,757,245

UNITED KINGDOM 0.2%
Food Products 0.2%
Nomad Foods Ltd.*	30,840	630,678

UNITED STATES 95.4%
Aerospace & Defense 3.3%
Aerojet Rocketdyne Holdings, Inc.*(c)	19,670	698,875
Ducommun, Inc.*	21,454	933,678
HEICO Corp.(c)	22,333	2,118,732
Kratos Defense & Security Solutions, Inc.*	16,210	253,362
Mercury Systems, Inc.*	31,370	2,010,190
Moog, Inc., Class A	15,383	1,337,552
Triumph Group, Inc.(c)	125,441	2,390,905
Vectrus, Inc.*	23,070	613,431

		10,356,725

Air Freight & Logistics 0.2%
Echo Global Logistics, Inc.*	9,172	227,282
Radiant Logistics, Inc.*	72,280	455,364

		682,646

Auto Components 0.8%
Cooper-Standard Holdings, Inc.*	27,998	1,314,785
Modine Manufacturing Co.*	31,755	440,442
Shiloh Industries, Inc.*	5,425	29,838
Tower International, Inc.	41,485	872,430

		2,657,495

Banks 9.8%
American National Bankshares, Inc.	1,500	52,380
Atlantic Capital Bancshares, Inc.*	26,400	470,712
BancFirst Corp.	22,760	1,186,934
Bancorp, Inc. (The)*	92,572	747,982
Bank of Commerce Holdings	6,315	66,623
Bank of Marin Bancorp	12,758	519,123
Banner Corp.(c)	32,805	1,777,047
Capital City Bank Group, Inc.	9,043	196,957
Central Pacific Financial Corp.(c)	70,239	2,025,693
Central Valley Community Bancorp	11,576	226,311
Chemung Financial Corp.	467	21,916
Commerce Bancshares, Inc.	13,449	780,849
Community Trust Bancorp, Inc.	12,640	518,998
East West Bancorp, Inc.	28,304	1,357,743
Enterprise Financial Services Corp.	29,719	1,211,644
Financial Institutions, Inc.	11,604	315,397
First Bancorp/NC	28,196	980,093
First Bancshares, Inc. (The)	3,542	109,448
First Business Financial Services, Inc.	9,403	188,248
First Financial Corp.(c)	7,800	327,600
First Midwest Bancorp, Inc.	77,828	1,592,361
Great Southern Bancorp, Inc.	8,010	415,719
Hancock Whitney Corp.(c)	48,196	1,947,118
Heartland Financial USA, Inc.(c)	6,600	281,490
Heritage Commerce Corp.	3,672	44,431
Heritage Financial Corp.(c)	4,232	127,552
HomeTrust Bancshares, Inc.	16,324	411,365
IBERIABANK Corp.	25,258	1,811,251
Independent Bank Corp./MI	21,300	457,950
Lakeland Bancorp, Inc.	28,580	426,699
Mercantile Bank Corp.	700	22,904
Metropolitan Bank Holding Corp.*	6,246	217,298
MidSouth Bancorp, Inc.	2,060	23,505
MidWestOne Financial Group, Inc.	4,500	122,625
Northeast Bancorp	3,443	71,201
Northrim BanCorp, Inc.	4,100	141,122
Old Line Bancshares, Inc.	1,100	27,423
Old Second Bancorp, Inc.	2,700	33,993
Opus Bank	16,325	323,235
Orrstown Financial Services, Inc.	1,748	32,495
Park National Corp.(c)	4,556	431,681
Peapack Gladstone Financial Corp.	8,650	226,803
Peoples Bancorp, Inc.	3,900	120,783
QCR Holdings, Inc.	14,167	480,545
Shore Bancshares, Inc.	6,786	101,179
Sierra Bancorp	13,562	329,557
TriCo Bancshares	57,585	2,262,514
UMB Financial Corp.	25,622	1,640,833
WesBanco, Inc.	32,554	1,294,022
Western Alliance Bancorp*	12,511	513,451
Wintrust Financial Corp.	26,400	1,777,512

		30,792,315

Biotechnology 2.6%
Achillion Pharmaceuticals, Inc.*	66,200	195,952
Acorda Therapeutics, Inc.*(c)	93,616	1,244,156
Agios Pharmaceuticals, Inc.*	11,460	772,862
Akebia Therapeutics, Inc.*(c)	49,999	409,492
Alder Biopharmaceuticals, Inc.*(c)	10,900	148,785
AMAG Pharmaceuticals, Inc.*	48,486	624,500
Amicus Therapeutics, Inc.*(c)	22,490	305,864
Applied Genetic Technologies Corp.*	10,500	43,995
Array BioPharma, Inc.*(c)	11,330	276,225
Calithera Biosciences, Inc.*	11,151	75,158
Chimerix, Inc.*	1,665	3,497
Five Prime Therapeutics, Inc.*	11,600	155,440
Genomic Health, Inc.*	16,230	1,136,912

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Biotechnology (continued)
Heron Therapeutics, Inc.*	17,988	$439,627
Ligand Pharmaceuticals, Inc.*(c)	7,480	940,311
Minerva Neurosciences, Inc.*	6,071	47,718
Repligen Corp.*	26,295	1,553,508
Sutro Biopharma, Inc.*	2,230	25,400

		8,399,402

Building Products 1.2%
Armstrong Flooring, Inc.*	41,100	558,960
Lennox International, Inc.	8,543	2,258,769
Trex Co., Inc.*(c)	16,350	1,005,852

		3,823,581

Capital Markets 1.4%
Hamilton Lane, Inc., Class A	20,780	905,592
Ladenburg Thalmann Financial Services, Inc.	46,629	131,960
LPL Financial Holdings, Inc.	17,440	1,214,696
Piper Jaffray Cos.	7,556	550,303
Waddell & Reed Financial, Inc., Class A(c)	89,578	1,548,805

		4,351,356

Chemicals 3.0%
AdvanSix, Inc.*	19,070	544,830
Ashland Global Holdings, Inc.	22,290	1,741,518
Huntsman Corp.	15,000	337,350
Ingevity Corp.*	18,360	1,938,999
Kraton Corp.*	46,300	1,489,934
Stepan Co.	11,376	995,628
Trinseo SA	40,000	1,812,000
WR Grace & Co.	9,557	745,828

		9,606,087

Commercial Services & Supplies 0.3%
Casella Waste Systems, Inc., Class A*	25,120	893,267

Communications Equipment 2.2%
Acacia Communications, Inc.*	7,200	412,920
ADTRAN, Inc.	105,881	1,450,570
Calix, Inc.*	115,821	891,822
Comtech Telecommunications Corp.	455	10,565
Digi International, Inc.*	50,606	641,178
EMCORE Corp.*	20,919	76,354
Harmonic, Inc.*(c)	244,638	1,325,938
Infinera Corp.*	128,517	557,764
NetScout Systems, Inc.*(c)	22,012	617,877
Viavi Solutions, Inc.*	86,864	1,075,376

		7,060,364

Construction & Engineering 1.1%
Fluor Corp.	25,100	923,680
KBR, Inc.	110,049	2,100,835
Sterling Construction Co., Inc.*	46,371	580,565

		3,605,080

Consumer Finance 0.4%
Green Dot Corp., Class A*	17,160	1,040,754
LendingClub Corp.*(c)	112,123	346,460

		1,387,214

Containers & Packaging 0.2%
Silgan Holdings, Inc.	16,354	484,569

Distributors 1.3%
Core-Mark Holding Co., Inc.	59,669	2,215,510
Pool Corp.	12,530	2,067,074

		4,282,584

Diversified Consumer Services 2.1%
Adtalem Global Education, Inc.*	7,900	365,928
American Public Education, Inc.*	9,871	297,315
Bright Horizons Family Solutions, Inc.*	16,876	2,145,108
Graham Holdings Co., Class B	690	471,394
K12, Inc.*	71,001	2,423,265
Strategic Education, Inc.	8,540	1,121,387

		6,824,397

Diversified Financial Services 0.2%
Marlin Business Services Corp.	3,807	81,851
Voya Financial, Inc.	11,800	589,528

		671,379

Electric Utilities 1.5%
ALLETE, Inc.	15,060	1,238,384
PNM Resources, Inc.	33,060	1,565,060
Portland General Electric Co.	35,300	1,829,952

		4,633,396

Electrical Equipment 0.3%
Encore Wire Corp.	7,000	400,540
Powell Industries, Inc.(c)	16,389	435,128

		835,668

Electronic Equipment, Instruments & Components 3.7%
Anixter International, Inc.*	25,687	1,441,298
Bel Fuse, Inc., Class B	15,203	384,332
Benchmark Electronics, Inc.	88,241	2,316,326
Daktronics, Inc.	65,477	487,804
Fitbit, Inc., Class A*(c)	179,200	1,060,864
Jabil, Inc.	23,400	622,206
Novanta, Inc.*	22,930	1,942,859
ScanSource, Inc.*	11,485	411,393
SYNNEX Corp.	2,659	253,642
Tech Data Corp.*	27,680	2,834,708

		11,755,432

Energy Equipment & Services 1.2%
Aspen Aerogels, Inc.*	3,153	8,040
C&J Energy Services, Inc.*	62,171	964,894
Exterran Corp.*	35,481	597,855
Gulf Island Fabrication, Inc.	2,817	25,832
Matrix Service Co.*	58,321	1,141,924
Nine Energy Service, Inc.*	735	16,648
SEACOR Holdings, Inc.*	26,524	1,121,435

		3,876,628

Entertainment 0.7%
Global Eagle Entertainment, Inc.*(c)	16,776	11,901
Glu Mobile, Inc.*	15,520	169,789
Rosetta Stone, Inc.*	71,504	1,562,362
Zynga, Inc., Class A*	65,100	346,983

		2,091,035

Equity Real Estate Investment Trusts (REITs) 4.9%
Alexander & Baldwin, Inc.	24,221	616,182
Ashford Hospitality Trust, Inc.	201,372	956,517
Braemar Hotels & Resorts, Inc.	5,078	62,002
Camden Property Trust	6,900	700,350
Chatham Lodging Trust	86,388	1,662,105

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Chesapeake Lodging Trust	69,935	$1,944,892
CoreCivic, Inc.	66,355	1,290,605
DiamondRock Hospitality Co.	190,491	2,063,018
Equity Commonwealth	11,200	366,128
Franklin Street Properties Corp.	40,500	291,195
Getty Realty Corp.	11,624	372,317
Hersha Hospitality Trust	15,517	265,961
iStar, Inc.	35,923	302,472
New Senior Investment Group, Inc.	17,600	95,920
NexPoint Residential Trust, Inc.	29,959	1,148,628
Rayonier, Inc.	9,300	293,136
Sunstone Hotel Investors, Inc.	103,858	1,495,555
VICI Properties, Inc.	46,178	1,010,375
Xenia Hotels & Resorts, Inc.	29,234	640,517

		15,577,875

Food & Staples Retailing 0.4%
Andersons, Inc. (The)	27,233	877,719
Smart & Final Stores, Inc.*	15,158	74,881
US Foods Holding Corp.*	13,400	467,794

		1,420,394

Food Products 1.2%
Fresh Del Monte Produce, Inc.	51,251	1,385,315
Freshpet, Inc.*	21,060	890,627
Post Holdings, Inc.*	7,330	801,902
Simply Good Foods Co. (The)*	39,877	821,067

		3,898,911

Gas Utilities 1.7%
Northwest Natural Holding Co.	30,731	2,016,875
ONE Gas, Inc.	19,355	1,723,176
Southwest Gas Holdings, Inc.	19,124	1,573,140

		5,313,191

Health Care Equipment & Supplies 3.5%
Haemonetics Corp.*	8,860	775,073
ICU Medical, Inc.*	3,340	799,362
Inogen, Inc.*	5,076	484,098
Insulet Corp.*(c)	20,220	1,922,720
iRhythm Technologies, Inc.*(c)	11,500	862,040
Masimo Corp.*	9,840	1,360,675
Merit Medical Systems, Inc.*	19,440	1,201,975
Orthofix Medical, Inc.*	15,451	871,591
Penumbra, Inc.*(c)	10,970	1,612,700
RTI Surgical Holdings, Inc.*	44,719	268,761
SeaSpine Holdings Corp.*	4,034	60,833
Wright Medical Group NV*	30,200	949,790

		11,169,618

Health Care Providers & Services 0.7%
Amedisys, Inc.*	7,300	899,798
BioTelemetry, Inc.*	6,910	432,704
HealthEquity, Inc.*(c)	12,120	896,638

		2,229,140

Health Care Technology 1.4%
Allscripts Healthcare Solutions, Inc.*	164,400	1,568,376
Computer Programs & Systems, Inc.	8,000	237,520
Inspire Medical Systems, Inc.*	7,160	406,545
NextGen Healthcare Information Systems LLC*	28,349	477,114
Omnicell, Inc.*	15,060	1,217,450
Teladoc Health, Inc.*(c)	10,480	582,688

		4,489,693

Hotels, Restaurants & Leisure 2.3%
Boyd Gaming Corp.	23,040	630,374
Choice Hotels International, Inc.(c)	9,840	764,962
Eldorado Resorts, Inc.*	16,720	780,657
Fiesta Restaurant Group, Inc.*	5,635	73,875
Habit Restaurants, Inc. (The), Class A*	83,489	903,351
J Alexander’s Holdings, Inc.*	14,916	146,475
Planet Fitness, Inc., Class A*	31,810	2,185,983
Texas Roadhouse, Inc.	8,940	555,979
Town Sports International Holdings, Inc.*	7,000	33,320
Wingstop, Inc.	17,740	1,348,772

		7,423,748

Household Durables 0.6%
Bassett Furniture Industries, Inc.	6,770	111,096
CSS Industries, Inc.	10,167	60,900
Roku, Inc.*(c)	19,530	1,259,880
Sonos, Inc.*(c)	59,000	607,110

		2,038,986

Household Products 0.2%
WD-40 Co. (c)	3,250	550,680

Independent Power and Renewable Electricity Producers 0.1%
NRG Energy, Inc.	5,000	212,400

Insurance 3.9%
American Equity Investment Life Holding Co.	61,067	1,650,029
Argo Group International Holdings Ltd.	22,203	1,568,864
CNO Financial Group, Inc.	81,626	1,320,709
Donegal Group, Inc., Class A	4,400	59,180
eHealth, Inc.*	4,200	261,828
Employers Holdings, Inc.	39,424	1,581,296
FedNat Holding Co.	12,679	203,371
Hallmark Financial Services, Inc.*	9,661	100,474
Heritage Insurance Holdings, Inc.	102,373	1,494,646
Kemper Corp.	8,070	614,450
Kinsale Capital Group, Inc.(c)	12,215	837,583
Primerica, Inc.	10,900	1,331,435
ProAssurance Corp.	4,024	139,271
Protective Insurance Corp., Class B	3,984	73,784
Reinsurance Group of America, Inc.	7,060	1,002,379

		12,239,299

Interactive Media & Services 0.4%
Cargurus, Inc.*	16,000	640,960
Meet Group, Inc. (The)*	106,022	533,291

		1,174,251

Internet & Direct Marketing Retail 0.6%
Etsy, Inc.*	28,030	1,884,177
Leaf Group Ltd.*	8,400	67,368

		1,951,545

IT Services 2.4%
Euronet Worldwide, Inc.*	7,480	1,066,573
LiveRamp Holdings, Inc.*	6,350	346,520
ManTech International Corp., Class A	26,060	1,407,761
MongoDB, Inc.*(c)	11,090	1,630,452
Okta, Inc.*	8,369	692,367
Presidio, Inc.	64,439	953,697

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
IT Services (continued)
Twilio, Inc., Class A*	4,709	$608,309
Unisys Corp.*(c)	88,367	1,031,243

		7,736,922

Leisure Products 0.3%
Vista Outdoor, Inc.*(c)	126,081	1,009,909

Life Sciences Tools & Services 1.5%
Bio-Techne Corp.	10,490	2,082,790
Medpace Holdings, Inc.*	9,450	557,267
PRA Health Sciences, Inc.*	19,990	2,204,696

		4,844,753

Machinery 3.9%
AGCO Corp.	23,400	1,627,470
Chart Industries, Inc.*	17,150	1,552,418
Hyster-Yale Materials Handling, Inc.	14,313	892,559
ITT, Inc.	20,280	1,176,240
LB Foster Co., Class A*	6,289	118,359
Manitowoc Co., Inc. (The)*	84,885	1,392,963
Navistar International Corp.*	34,800	1,124,040
Park-Ohio Holdings Corp.	7,500	242,850
RBC Bearings, Inc.*(c)	14,640	1,861,768
SPX FLOW, Inc.*	33,108	1,056,145
Terex Corp.	15,200	488,376
Titan International, Inc.	74,000	441,780
Woodward, Inc.	5,450	517,151

		12,492,119

Media 1.4%
Cable One, Inc.	880	863,614
Marchex, Inc., Class B*	9,807	46,387
Mode Media M-1 Escrow*(a)(b)	2,754	0
Scholastic Corp.(c)	17,576	698,822
TEGNA, Inc.(c)	138,112	1,947,379
WideOpenWest, Inc.*	111,167	1,011,620

		4,567,822

Metals & Mining 0.4%
Allegheny Technologies, Inc.*	42,710	1,092,095
Materion Corp.	2,382	135,917

		1,228,012

Multiline Retail 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*(c)	18,907	1,613,334

Oil, Gas & Consumable Fuels 3.5%
Arch Coal, Inc., Class A(c)	29,700	2,710,720
CONSOL Energy, Inc.*	6,500	222,430
CVR Energy, Inc.	3,200	131,840
Matador Resources Co.*(c)	33,440	646,395
Midstates Petroleum Co., Inc.*	20,338	198,702
Par Pacific Holdings, Inc.*	71,529	1,273,931
Peabody Energy Corp.(c)	83,298	2,359,832
Renewable Energy Group, Inc.*(c)	75,956	1,667,994
SilverBow Resources, Inc.*	418	9,614
Talos Energy, Inc.*	6,200	164,672
World Fuel Services Corp.	59,344	1,714,448

		11,100,578

Paper & Forest Products 0.2%
Boise Cascade Co.	7,800	208,728
Clearwater Paper Corp.*	15,678	305,407
Verso Corp., Class A*	12,200	261,324

		775,459

Personal Products 0.0%†
Nu Skin Enterprises, Inc., Class A	3,200	153,152

Pharmaceuticals 1.4%
Akorn, Inc.*(c)	136,984	482,184
Amphastar Pharmaceuticals, Inc.*	2,200	44,946
Assertio Therapeutics, Inc.*	50,669	256,892
Endo International plc*	125,386	1,006,850
Intra-Cellular Therapies, Inc.*	16,869	205,464
Lannett Co., Inc.*(c)	45,506	358,132
Mallinckrodt plc*	85,530	1,859,422
Menlo Therapeutics, Inc.*	19,588	153,766
Otonomy, Inc.*	4,630	12,177

		4,379,833

Professional Services 1.7%
CRA International, Inc.	14,729	744,404
Insperity, Inc.	9,800	1,211,868
Kelly Services, Inc., Class A	67,611	1,491,498
ManpowerGroup, Inc.	4,700	388,643
TrueBlue, Inc.*	62,369	1,474,403

		5,310,816

Real Estate Management & Development 0.4%
Consolidated-Tomoka Land Co.	2,500	147,625
Howard Hughes Corp. (The)*	11,011	1,211,210

		1,358,835

Road & Rail 0.8%
ArcBest Corp.	38,700	1,191,572
Genesee & Wyoming, Inc., Class A*	7,590	661,393
Ryder System, Inc.(c)	3,000	185,970
USA Truck, Inc.*	4,240	61,226
YRC Worldwide, Inc.*	58,958	394,429

		2,494,590

Semiconductors & Semiconductor Equipment 3.5%
Alpha & Omega Semiconductor Ltd.*	15,213	175,102
Amkor Technology, Inc.*	116,752	997,062
Cirrus Logic, Inc.*	71,823	3,021,595
DSP Group, Inc.*	24,645	346,755
Lattice Semiconductor Corp.*	40,370	481,614
MKS Instruments, Inc.	7,920	736,956
Monolithic Power Systems, Inc.(c)	15,501	2,100,230
NeoPhotonics Corp.*	29,800	187,442
Pixelworks, Inc.*	17,660	69,227
Synaptics, Inc.*(c)	62,171	2,471,297
Veeco Instruments, Inc.*(c)	57,561	623,961

		11,211,241

Software 5.8%
Alteryx, Inc., Class A*	8,840	741,411
Aspen Technology, Inc.*	7,500	781,950
Avaya Holdings Corp.*	20,875	351,326
ChannelAdvisor Corp.*	20,630	251,273
Coupa Software, Inc.*(c)	15,420	1,402,912
Everbridge, Inc.*	13,549	1,016,310
FireEye, Inc.*	16,600	278,714
HubSpot, Inc.*	11,120	1,848,255
MicroStrategy, Inc., Class A*	9,240	1,332,870
New Relic, Inc.*	19,300	1,904,910

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Software (continued)
Paylocity Holding Corp.*	10,350	$923,117
Q2 Holdings, Inc.*(c)	10,030	694,678
RealPage, Inc.*(c)	13,290	806,570
RingCentral, Inc., Class A*	21,230	2,288,594
SailPoint Technologies Holding, Inc.*	12,360	354,979
Seachange International, Inc.*	66,670	88,671
Synchronoss Technologies, Inc.*	73,444	446,540
Telaria, Inc.*	54,816	347,533
Telenav, Inc.*	18,487	112,216
Trade Desk, Inc. (The), Class A*(c)	10,623	2,102,823

		18,075,652

Specialty Retail 4.2%
Aaron’s, Inc.	50,703	2,666,977
Boot Barn Holdings, Inc.*(c)	32,440	955,034
Burlington Stores, Inc.*	4,519	708,037
Genesco, Inc.*(c)	37,149	1,692,137
Group 1 Automotive, Inc.(c)	26,831	1,735,966
Haverty Furniture Cos., Inc.	33,398	730,748
Murphy USA, Inc.*	15,800	1,352,796
Office Depot, Inc.	502,599	1,824,434
Rent-A-Center, Inc.*	77,586	1,619,220

		13,285,349

Technology Hardware, Storage & Peripherals 1.7%
Avid Technology, Inc.*	129,296	963,255
Cray, Inc.*	73,069	1,903,447
Diebold Nixdorf, Inc.(c)	24,812	274,669
Intevac, Inc.*	31,685	194,229
Stratasys Ltd.*(c)	82,400	1,962,769

		5,298,369

Thrifts & Mortgage Finance 1.4%
BankFinancial Corp.	6,300	93,681
Bridgewater Bancshares, Inc.*	2,013	20,754
First Defiance Financial Corp.	13,820	397,187
Flagstar Bancorp, Inc.	18,392	605,465
Home Bancorp, Inc.	1,500	49,875
Meridian Bancorp, Inc.	29,600	464,424
Provident Financial Services, Inc.	15,129	391,690
Riverview Bancorp, Inc.	5,600	40,936
Territorial Bancorp, Inc.	2,625	70,639
TrustCo Bank Corp.	113,689	882,227
Washington Federal, Inc.(c)	44,836	1,295,311

		4,312,189

Trading Companies & Distributors 1.0%
Foundation Building Materials, Inc.*	33,171	326,403
Rush Enterprises, Inc., Class A	43,979	1,838,762
Veritiv Corp.*	24,470	644,050
WESCO International, Inc.*	5,300	280,953

		3,090,168

		303,099,453

Total Common Stocks (cost $297,315,307)		311,044,168

Preferred Stock 0.0%†

	Shares	Value
UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., Series M-1*(a)(b)	19,276	$0

Total Preferred Stock (cost $100,042)		0

Corporate Bonds 0.0%†

	Principal Amount	Value
UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., 9.00%, 12/02/14(a)(b)	$42,256	0
Mode Media, Inc., 9.00%, 12/02/14(a)(b)	1,544	0

Total Corporate Bonds (cost $43,259)		0

Exchange Traded Fund 0.6%

	Shares	Market Value

UNITED STATES 0.6%
iShares Russell 2000 Value ETF(c)	15,200	1,822,480

Total Exchange Traded Fund (cost $1,918,932)		1,822,480

Right 0.0%†

	Number of Rights	Value
UNITED STATES 0.0%†
IT Services 0.0%†
BancTec, Inc., CVR0*(a)(b)	36,134	0

Total Right (cost $—)		0

Repurchase Agreements 5.6%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $1,000,217, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $1,020,000.(d)	$1,000,000	$1,000,000
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $5,029,944, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $5,100,001.(d)(e)	5,000,000	5,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund

Repurchase Agreements (continued)
	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $6,492,398, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $6,620,812.(d)	$6,490,992	$6,490,992
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $2,000,961, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $2,040,428.(d)	2,000,000	2,000,000
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $3,400,723, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $3,468,000.(d)	3,400,000	3,400,000

Total Repurchase Agreements (cost $17,890,992)		17,890,992

Total Investments (cost $317,268,532) — 104.1%		330,757,640
Liabilities in excess of other assets — (4.1)%		(13,080,806)

NET ASSETS — 100.0%		$317,676,834

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Value determined using significant unobservable inputs.
(c)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $38,438,188, which was collateralized by cash used to purchase repurchase agreements with a total value of $17,890,992 and by $21,725,143, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 4/4/2019 - 2/15/2049, a total value of $39,616,135.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $17,890,992.
(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,356,725	$—	$—	$10,356,725
Air Freight & Logistics	682,646	—	—	682,646
Auto Components	2,657,495	—	—	2,657,495
Banks	35,549,560	—	—	35,549,560
Biotechnology	8,822,436	—	—	8,822,436
Building Products	3,823,581	—	—	3,823,581
Capital Markets	4,351,356	—	—	4,351,356
Chemicals	9,606,087	—	—	9,606,087
Commercial Services & Supplies	893,267	—	—	893,267
Communications Equipment	7,060,364	—	—	7,060,364
Construction & Engineering	3,605,080	—	—	3,605,080
Consumer Finance	1,387,214	—	—	1,387,214
Containers & Packaging	484,569	—	—	484,569
Distributors	4,282,584	—	—	4,282,584
Diversified Consumer Services	6,824,397	—	—	6,824,397
Diversified Financial Services	671,379	—	—	671,379
Electric Utilities	4,633,396	—	—	4,633,396

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electrical Equipment	$835,668	$—	$—	$835,668
Electronic Equipment, Instruments & Components	11,755,432	—	—	11,755,432
Energy Equipment & Services	3,876,628	—	—	3,876,628
Entertainment	2,091,035	—	—	2,091,035
Equity Real Estate Investment Trusts (REITs)	15,577,875	—	—	15,577,875
Food & Staples Retailing	1,420,394	—	—	1,420,394
Food Products	4,529,589	—	—	4,529,589
Gas Utilities	5,313,191	—	—	5,313,191
Health Care Equipment & Supplies	11,169,618	—	—	11,169,618
Health Care Providers & Services	2,229,140	—	—	2,229,140
Health Care Technology	4,489,693	—	—	4,489,693
Hotels, Restaurants & Leisure	7,423,748	—	—	7,423,748
Household Durables	2,038,986	—	—	2,038,986
Household Products	550,680	—	—	550,680
Independent Power and Renewable Electricity Producers	212,400	—	—	212,400
Insurance	12,908,975	—	—	12,908,975
Interactive Media & Services	1,174,251	—	—	1,174,251
Internet & Direct Marketing Retail	1,951,545	—	—	1,951,545
IT Services	7,736,922	—	—	7,736,922
Leisure Products	1,009,909	—	—	1,009,909
Life Sciences Tools & Services	4,844,753	—	—	4,844,753
Machinery	12,492,119	—	—	12,492,119
Media	4,567,822	—	—	4,567,822
Metals & Mining	1,228,012	—	—	1,228,012
Multiline Retail	1,613,334	—	—	1,613,334
Oil, Gas & Consumable Fuels	11,100,578	—	—	11,100,578
Paper & Forest Products	775,459	—	—	775,459
Personal Products	153,152	—	—	153,152
Pharmaceuticals	4,379,833	—	—	4,379,833
Professional Services	5,310,816	—	—	5,310,816
Real Estate Management & Development	1,358,835	—	—	1,358,835
Road & Rail	2,494,590	—	—	2,494,590
Semiconductors & Semiconductor Equipment	11,211,241	—	—	11,211,241
Software	18,624,473	—	—	18,624,473
Specialty Retail	13,285,349	—	—	13,285,349
Technology Hardware, Storage & Peripherals	5,298,369	—	—	5,298,369
Textiles, Apparel & Luxury Goods	915,261	—	—	915,261
Thrifts & Mortgage Finance	4,312,189	—	—	4,312,189
Trading Companies & Distributors	3,090,168	—	—	3,090,168

Total Common Stocks	$311,044,168	$—	$—	$311,044,168

Corporate Bonds	$—	$—	$—	$—
Exchange Traded Fund	1,822,480	—	—	1,822,480
Preferred Stock	—	—	—	—
Repurchase Agreements	—	17,890,992	—	17,890,992
Right	—	—	—	—

Total	$312,866,648	$17,890,992	$—	$330,757,640

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2019, the Fund held three common stocks, two corporate bonds, one preferred stock and one rights investments that were categorized as Level 3 investments and which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Nationwide Fund

Common Stocks 97.3%

	Shares	Value
Aerospace & Defense 1.8%
Boeing Co. (The)	1,746	$665,959
Curtiss-Wright Corp.	13,210	1,497,222
General Dynamics Corp.	13,899	2,352,823
Lockheed Martin Corp.	5,918	1,776,347
Raytheon Co.	29,300	5,334,944
Teledyne Technologies, Inc.*	9,034	2,141,148

		13,768,443

Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc.	38,692	2,936,723

Airlines 0.4%
Southwest Airlines Co.(a)	59,783	3,103,335

Banks 2.9%
Bank of Hawaii Corp.(a)	4,146	326,995
Bank OZK	4,839	140,234
JPMorgan Chase & Co.	58,018	5,873,162
M&T Bank Corp.	12,488	1,960,866
PNC Financial Services Group, Inc. (The)	2,127	260,898
SVB Financial Group*	3,358	746,685
US Bancorp	128,417	6,188,415
Wells Fargo & Co.	143,776	6,947,256

		22,444,511

Beverages 3.5%
Brown-Forman Corp., Class B(a)	2,653	140,025
Coca-Cola Co. (The)	220,528	10,333,942
Constellation Brands, Inc., Class A	5,726	1,003,940
Monster Beverage Corp.*	66,102	3,607,847
PepsiCo, Inc.	92,806	11,373,375

		26,459,129

Biotechnology 0.2%
Biogen, Inc.*	5,516	1,303,872
Vertex Pharmaceuticals, Inc.*	1,504	276,661

		1,580,533

Capital Markets 2.7%
Ameriprise Financial, Inc.	5,295	678,289
Cboe Global Markets, Inc.	21,387	2,041,175
CME Group, Inc.	52,503	8,640,944
MarketAxess Holdings, Inc.	17,786	4,376,779
MSCI, Inc.	5,670	1,127,423
SEI Investments Co.	27,358	1,429,456
T. Rowe Price Group, Inc.	22,170	2,219,660

		20,513,726

Chemicals 1.9%
Air Products & Chemicals, Inc.	4,353	831,249
Ecolab, Inc.	24,910	4,397,611
Linde plc	29,267	5,148,943
LyondellBasell Industries NV, Class A	3,406	286,377
NewMarket Corp.	1,350	585,306
PPG Industries, Inc.	19,121	2,158,187
Sherwin-Williams Co. (The)	1,646	708,949

		14,116,622

Commercial Services & Supplies 2.2%
Copart, Inc.*	15,158	918,423
Republic Services, Inc.	48,094	3,865,796
Rollins, Inc.(a)	89,117	3,709,050
Waste Management, Inc.	78,320	8,138,231

		16,631,500

Communications Equipment 2.0%
Cisco Systems, Inc.	189,503	10,231,267
F5 Networks, Inc.*	31,420	4,930,741

		15,162,008

Consumer Finance 0.7%
American Express Co.	3,096	338,393
Discover Financial Services	72,035	5,126,010

		5,464,403

Distributors 0.4%
Pool Corp.	18,071	2,981,173

Diversified Consumer Services 0.0%†
Service Corp. International(a)	2,142	86,001

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	59,316	3,507,355

Electric Utilities 5.9%
Alliant Energy Corp.	5,271	248,422
American Electric Power Co., Inc.	77,748	6,511,395
Duke Energy Corp.	43,285	3,895,650
Evergy, Inc.	67,166	3,898,986
Eversource Energy	43,927	3,116,621
NextEra Energy, Inc.	57,760	11,166,163
OGE Energy Corp.(a)	4,229	182,355
Pinnacle West Capital Corp.	94,573	9,039,287
Xcel Energy, Inc.	120,122	6,752,058

		44,810,937

Electrical Equipment 0.7%
Eaton Corp. plc	40,024	3,224,333
Emerson Electric Co.	8,211	562,207
Rockwell Automation, Inc.	9,586	1,681,960

		5,468,500

Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	4,613	435,652
Cognex Corp.	6,626	336,998
Dolby Laboratories, Inc., Class A	12,627	795,122
FLIR Systems, Inc.	80,306	3,820,960
National Instruments Corp.	33,319	1,478,031

		6,866,763

Entertainment 0.4%
Walt Disney Co. (The)	28,194	3,130,380

Food & Staples Retailing 2.8%
Costco Wholesale Corp.	22,693	5,494,883
Sysco Corp.	101,622	6,784,285
Walmart, Inc.	90,774	8,853,188

		21,132,356

Food Products 3.0%
Flowers Foods, Inc.(a)	117,248	2,499,727
Hershey Co. (The)(a)	40,694	4,672,892
Hormel Foods Corp.(a)	120,237	5,381,808
Ingredion, Inc.	23,419	2,217,545
Lamb Weston Holdings, Inc.	37,916	2,841,425
McCormick & Co., Inc. (Non-Voting)	2,209	332,742
Mondelez International, Inc., Class A	95,057	4,745,245
Pilgrim’s Pride Corp.*	22,813	508,502

		23,199,886

Gas Utilities 1.0%
Atmos Energy Corp.	40,099	4,127,390
UGI Corp.	68,903	3,818,604

		7,945,994

Health Care Equipment & Supplies 4.3%
Abbott Laboratories	86,237	6,893,786
ABIOMED, Inc.*	5,618	1,604,445
Align Technology, Inc.*	14,141	4,020,710
Baxter International, Inc.	56,271	4,575,395
Danaher Corp.	4,717	622,738
Edwards Lifesciences Corp.*	15,404	2,947,247
ICU Medical, Inc.*(a)	4,157	994,895
IDEXX Laboratories, Inc.*	6,903	1,543,511
Intuitive Surgical, Inc.*	12,532	7,150,509
ResMed, Inc.	8,023	834,151

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Nationwide Fund

Common Stocks (continued)

	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc.*	11,219	$1,589,957

		32,777,344

Health Care Providers & Services 3.1%
Anthem, Inc.	16,402	4,707,046
Chemed Corp.	5,811	1,859,927
Cigna Corp.	7,036	1,131,529
Henry Schein, Inc.*(a)	22,498	1,352,355
Humana, Inc.	16,569	4,407,354
UnitedHealth Group, Inc.	40,583	10,034,553

		23,492,764

Hotels, Restaurants & Leisure 2.9%
Darden Restaurants, Inc.	14,275	1,733,984
Domino’s Pizza, Inc.	541	139,632
Las Vegas Sands Corp.	27,439	1,672,682
McDonald’s Corp.	23,166	4,399,223
Starbucks Corp.	150,003	11,151,223
Yum! Brands, Inc.	32,660	3,259,795

		22,356,539

Household Durables 0.3%
Garmin Ltd.	26,273	2,268,673

Household Products 2.3%
Clorox Co. (The)	21,036	3,375,436
Colgate-Palmolive Co.	45,643	3,128,371
Procter & Gamble Co. (The)	103,953	10,816,310

		17,320,117

Industrial Conglomerates 1.4%
3M Co.	25,461	5,290,286
Honeywell International, Inc.	33,390	5,306,339

		10,596,625

Insurance 8.1%
Alleghany Corp. *	1,138	696,911
Allstate Corp. (The)	78,364	7,380,322
American Financial Group, Inc.	30,671	2,950,857
Aon plc	10,873	1,856,021
Arch Capital Group Ltd.*	28,401	917,920
Assured Guaranty Ltd.	26,247	1,166,154
Axis Capital Holdings Ltd.	31,533	1,727,378
Chubb Ltd.	55,174	7,728,774
Erie Indemnity Co., Class A	5,551	990,965
Everest Re Group Ltd.	19,500	4,211,220
Fidelity National Financial, Inc.	118,211	4,320,612
First American Financial Corp.	2,739	141,058
Markel Corp.*	1,291	1,286,146
Marsh & McLennan Cos., Inc.	38,056	3,573,458
Progressive Corp. (The)	151,005	10,885,950
RenaissanceRe Holdings Ltd.	15,281	2,192,824
Travelers Cos., Inc. (The)	48,318	6,627,297
WR Berkley Corp. (a)	32,450	2,749,164

		61,403,031

Interactive Media & Services 2.3%
Alphabet, Inc., Class A*	8,967	10,553,172
Facebook, Inc., Class A*	39,846	6,641,930

		17,195,102

Internet & Direct Marketing Retail 0.8%
Amazon.com, Inc.*	1,755	3,125,216
Booking Holdings, Inc.*	1,732	3,022,184

		6,147,400

IT Services 7.4%
Accenture plc, Class A	52,156	9,180,499
Akamai Technologies, Inc.*	32,575	2,335,953
Amdocs Ltd.	32,379	1,752,028
Automatic Data Processing, Inc.	13,213	2,110,645
Broadridge Financial Solutions, Inc.	2,776	287,844
Cognizant Technology Solutions Corp., Class A	58,734	4,255,278
Fidelity National Information Services, Inc.	42,930	4,855,383
Fiserv, Inc.*	10,282	907,695
Jack Henry & Associates, Inc.	14,105	1,956,928
Mastercard, Inc., Class A	43,092	10,146,011
Paychex, Inc.	55,526	4,453,185
VeriSign, Inc.*	15,618	2,835,604
Visa, Inc., Class A(a)	71,147	11,112,450

		56,189,503

Life Sciences Tools & Services 3.1%
Agilent Technologies, Inc.	64,887	5,215,617
Illumina, Inc.*(a)	6,206	1,928,142
Mettler-Toledo International, Inc. *	5,348	3,866,604
Thermo Fisher Scientific, Inc.	40,896	11,194,053
Waters Corp.*	6,198	1,560,099

		23,764,515

Machinery 1.1%
IDEX Corp.	7,454	1,131,070
Illinois Tool Works, Inc.	22,473	3,225,550
Ingersoll-Rand plc	18,629	2,011,000
Lincoln Electric Holdings, Inc.	10,757	902,190
Nordson Corp.	1,097	145,374
Pentair plc	1,786	79,495
Toro Co. (The) (a)	2,994	206,107
Xylem, Inc.	10,865	858,770

		8,559,556

Media 0.1%
Comcast Corp., Class A	11,921	476,602

Metals & Mining 0.2%
Royal Gold, Inc. (a)	19,957	1,814,690

Multi-Utilities 5.0%
Ameren Corp.	147,665	10,860,761
CMS Energy Corp.	34,044	1,890,804
Consolidated Edison, Inc.	55,377	4,696,523
Dominion Energy, Inc.	53,628	4,111,122
DTE Energy Co.	41,890	5,225,359
Public Service Enterprise Group, Inc.(a)	75,478	4,484,148
WEC Energy Group, Inc.(a)	82,875	6,553,755

		37,822,472

Oil, Gas & Consumable Fuels 0.9%
Chevron Corp.	12,784	1,574,733
EOG Resources, Inc.	1,065	101,367
Exxon Mobil Corp.	45,718	3,694,014
Phillips 66	16,671	1,586,579
Valero Energy Corp.	2,872	243,632

		7,200,325

Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	25,660	4,248,013
Nu Skin Enterprises, Inc., Class A	22,566	1,080,009

		5,328,022

Pharmaceuticals 4.3%
Eli Lilly & Co.	37,345	4,845,887
Johnson & Johnson	78,656	10,995,322
Merck & Co., Inc.	92,218	7,669,771
Pfizer, Inc.	133,250	5,659,128
Zoetis, Inc.	32,290	3,250,634

		32,420,742

Professional Services 0.9%
CoStar Group, Inc.*	5,938	2,769,602

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Nationwide Fund

Common Stocks (continued)

	Shares	Value

Professional Services (continued)
Robert Half International, Inc.	58,767	$3,829,258

		6,598,860

Road & Rail 0.5%
Landstar System, Inc.	21,958	2,401,986
Old Dominion Freight Line, Inc.	7,190	1,038,164

		3,440,150

Semiconductors & Semiconductor Equipment 1.8%
Broadcom, Inc.	3,981	1,197,127
Intel Corp.	18,801	1,009,614
Maxim Integrated Products, Inc.	7,493	398,403
Skyworks Solutions, Inc.	16,365	1,349,785
Texas Instruments, Inc.	64,847	6,878,321
Xilinx, Inc.	24,623	3,121,950

		13,955,200

Software 4.4%
Adobe, Inc.*	37,886	10,096,240
ANSYS, Inc.*	2,126	388,441
Cadence Design Systems, Inc.*	12,768	810,896
Fortinet, Inc.*	1,395	117,138
Intuit, Inc.	30,201	7,894,843
Manhattan Associates, Inc.*	7,051	388,581
Microsoft Corp.	92,204	10,874,540
Oracle Corp.	53,034	2,848,456

		33,419,135

Specialty Retail 2.4%
Home Depot, Inc. (The)	57,145	10,965,554
Lowe’s Cos., Inc.	46,014	5,037,152
Ross Stores, Inc.	8,188	762,303
TJX Cos., Inc. (The)	27,462	1,461,253

		18,226,262

Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc.	30,967	5,882,182

Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica, Inc.*	41,366	6,778,647
NIKE, Inc., Class B	53,015	4,464,393

		11,243,040

Thrifts & Mortgage Finance 0.0%†
TFS Financial Corp.(a)	15,133	249,240

Tobacco 1.1%
Altria Group, Inc.	95,838	5,503,976
Philip Morris International, Inc.	36,771	3,250,189

		8,754,165

Water Utilities 1.3%
American Water Works Co., Inc.	76,145	7,938,878
Aqua America, Inc.(a)	54,141	1,972,898

		9,911,776

Total Common Stocks (cost $590,801,547)		740,124,310

Repurchase Agreements 2.2%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $3,000,650, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $3,060,000.(b)	$3,000,000	3,000,000
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $4,023,956, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $4,080,001.(b)(c)	4,000,000	4,000,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $4,666,139, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $4,758,430.(b)	4,665,128	4,665,128
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $2,000,961, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $2,040,428.(b)	2,000,000	2,000,000
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $3,200,680, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $3,264,000.(b)	3,200,000	3,200,000

Total Repurchase Agreements (cost $16,865,128)		16,865,128

Total Investments (cost $607,666,675) — 99.5%		756,989,438
Other assets in excess of liabilities — 0.5%		3,823,231

NET ASSETS — 100.0%		$760,812,669

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Nationwide Fund

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $31,680,543, which was collateralized by cash used to purchase repurchase agreements with a total value of $16,865,128 and by $15,302,684, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 4/4/2019 - 11/15/2048, a total value of $32,167,812.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $16,865,128.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.
†	Amount rounds to less than 0.1%.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	108	6/2019	USD	15,324,120	241,033

					241,033

At March 31, 2019 the Fund had $712,800 segregated as collateral with the broker for open future contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$740,124,310	$—	$—	$740,124,310
Futures Contracts	241,033	—	—	241,033
Repurchase Agreements	—	16,865,128	—	16,865,128

Total	$740,365,343	$16,865,128	$—	$757,230,471

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). In response to purchases and redemptions of the Fund’s shares, the Fund’s subadviser may use equity index futures, which are derivatives, to obtain efficient investment exposure as a substitute for taking a position in equity securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Nationwide Fund

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$241,033

Total		$241,033

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Real Estate Fund

Common Stocks 98.5%

	Shares	Value
Equity Real Estate Investment Trusts (REITs) 93.9%
Acadia Realty Trust	72,659	$1,981,411
Agree Realty Corp.	69,037	4,787,026
Alexandria Real Estate Equities, Inc.	92,713	13,217,165
American Assets Trust, Inc.	112,941	5,179,474
American Tower Corp.	55,061	10,850,321
Apartment Investment & Management Co., Class A	122,404	6,155,697
Boston Properties, Inc.	82,283	11,016,048
Camden Property Trust	91,772	9,314,858
Columbia Property Trust, Inc.	121,211	2,728,460
Community Healthcare Trust, Inc.	113,691	4,080,370
CoreSite Realty Corp.	28,726	3,074,256
Corporate Office Properties Trust	100,435	2,741,875
Crown Castle International Corp.	45,038	5,764,864
Douglas Emmett, Inc.	204,062	8,248,186
Equinix, Inc.	28,754	13,030,163
Equity LifeStyle Properties, Inc.	65,186	7,450,760
Essential Properties Realty Trust, Inc.	25,100	489,952
Essex Property Trust, Inc.	38,158	11,036,820
Extra Space Storage, Inc.	71,427	7,279,126
HCP, Inc.	489,260	15,313,838
Hudson Pacific Properties, Inc.	193,340	6,654,763
JBG SMITH Properties	52,882	2,186,671
Prologis, Inc.	212,917	15,319,378
PS Business Parks, Inc.	26,252	4,117,101
Public Storage	57,969	12,624,489
Regency Centers Corp.	109,420	7,384,756
Rexford Industrial Realty, Inc.	219,443	7,858,254
Simon Property Group, Inc.	103,744	18,903,194
STORE Capital Corp.	255,157	8,547,759
Sun Communities, Inc.	67,292	7,975,448
UDR, Inc.	237,357	10,790,249
Xenia Hotels & Resorts, Inc.	139,820	3,063,456

		249,166,188

Health Care Providers & Services 0.9%
Universal Health Services, Inc., Class B	18,438	2,466,451

Hotels, Restaurants & Leisure 3.2%
Hilton Worldwide Holdings, Inc.	16,245	1,350,122
Hyatt Hotels Corp., Class A	58,690	4,259,133
Vail Resorts, Inc.	12,595	2,736,894

		8,346,149

Real Estate Management & Development 0.5%
Kennedy-Wilson Holdings, Inc.	64,212	1,373,494

Total Investments (cost $229,422,790) — 98.5%		261,352,282
Other assets in excess of liabilities — 1.5%		4,036,570

NET ASSETS — 100.0%		$265,388,852

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Real Estate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2019 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 98.9%

	Shares	Value
Aerospace & Defense 2.5%
Arconic, Inc.	68,692	$1,312,704
Boeing Co. (The)	82,833	31,594,163
General Dynamics Corp.	42,713	7,230,457
Harris Corp.(a)	18,596	2,969,967
Huntington Ingalls Industries, Inc.	6,666	1,381,195
L3 Technologies, Inc.	12,504	2,580,451
Lockheed Martin Corp.	38,754	11,632,401
Northrop Grumman Corp.	26,759	7,214,226
Raytheon Co.	44,494	8,101,468
Textron, Inc.	36,996	1,874,217
TransDigm Group, Inc.*	7,672	3,483,011
United Technologies Corp.	127,787	16,470,466

		95,844,726

Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.(a)	21,751	1,892,119
Expeditors International of Washington, Inc.	27,265	2,069,414
FedEx Corp.	37,861	6,868,364
United Parcel Service, Inc., Class B	109,720	12,260,113

		23,090,010

Airlines 0.4%
Alaska Air Group, Inc.(a)	19,796	1,110,952
American Airlines Group, Inc.(a)	63,615	2,020,412
Delta Air Lines, Inc.	97,542	5,038,044
Southwest Airlines Co.(a)	78,538	4,076,908
United Continental Holdings, Inc.*(a)	35,518	2,833,626

		15,079,942

Auto Components 0.1%
Aptiv plc	41,332	3,285,480
BorgWarner, Inc.	33,270	1,277,901

		4,563,381

Automobiles 0.4%
Ford Motor Co.(a)	616,036	5,408,796
General Motors Co.	206,646	7,666,567
Harley-Davidson, Inc.	25,270	901,128

		13,976,491

Banks 5.2%
Bank of America Corp.	1,310,443	36,155,122
BB&T Corp.	120,388	5,601,654
Citigroup, Inc.	370,710	23,065,576
Citizens Financial Group, Inc.	72,615	2,359,988
Comerica, Inc.	25,094	1,839,892
Fifth Third Bancorp	121,052	3,052,931
First Republic Bank(a)	25,977	2,609,649
Huntington Bancshares, Inc.(a)	164,739	2,088,891
JPMorgan Chase & Co.	516,422	52,277,399
KeyCorp	160,549	2,528,647
M&T Bank Corp.	21,999	3,454,283
People’s United Financial, Inc.(a)	60,683	997,629
PNC Financial Services Group, Inc. (The)	71,608	8,783,437
Regions Financial Corp.	160,446	2,270,311
SunTrust Banks, Inc.(a)	70,299	4,165,216
SVB Financial Group*	8,264	1,837,583
US Bancorp	237,193	11,430,331
Wells Fargo & Co.	645,482	31,189,690
Zions Bancorp NA(a)	29,825	1,354,353

		197,062,582

Beverages 1.8%
Brown-Forman Corp., Class B(a)	26,536	1,400,570
Coca-Cola Co. (The)	606,594	28,424,995
Constellation Brands, Inc., Class A(a)	26,256	4,603,465
Molson Coors Brewing Co., Class B	29,677	1,770,233
Monster Beverage Corp.*	61,786	3,372,280
PepsiCo, Inc.	221,444	27,137,962

		66,709,505

Biotechnology 2.3%
AbbVie, Inc.	232,542	18,740,560
Alexion Pharmaceuticals, Inc.*	35,229	4,762,256
Amgen, Inc.	98,100	18,637,038
Biogen, Inc.*	31,011	7,330,380
Celgene Corp.*	110,724	10,445,702
Gilead Sciences, Inc.	201,327	13,088,268
Incyte Corp.*	28,008	2,408,968
Regeneron Pharmaceuticals, Inc.*	12,356	5,073,621
Vertex Pharmaceuticals, Inc.*	40,304	7,413,921

		87,900,714

Building Products 0.3%
Allegion plc	15,166	1,375,708
AO Smith Corp.	22,330	1,190,636
Fortune Brands Home & Security, Inc.	22,738	1,082,556
Johnson Controls International plc	144,419	5,334,838
Masco Corp.	46,426	1,825,006

		10,808,744

Capital Markets 2.6%
Affiliated Managers Group, Inc.	8,174	875,517
Ameriprise Financial, Inc.	21,627	2,770,419
Bank of New York Mellon Corp. (The)	138,486	6,983,849
BlackRock, Inc.	19,183	8,198,239
Cboe Global Markets, Inc.	17,801	1,698,927
Charles Schwab Corp. (The)	187,360	8,011,514
CME Group, Inc.	56,402	9,282,641
E*TRADE Financial Corp.	39,455	1,831,896
Franklin Resources, Inc.(a)	47,324	1,568,317
Goldman Sachs Group, Inc. (The)	53,993	10,366,116
Intercontinental Exchange, Inc.	89,622	6,823,819
Invesco Ltd.	63,835	1,232,654
Moody’s Corp.	26,196	4,743,834
Morgan Stanley	204,733	8,639,732
MSCI, Inc.	13,293	2,643,180
Nasdaq, Inc.	18,255	1,597,130
Northern Trust Corp.	34,358	3,106,307
Raymond James Financial, Inc.	20,013	1,609,245
S&P Global, Inc.	39,191	8,251,665
State Street Corp.	59,695	3,928,528
T. Rowe Price Group, Inc.	37,347	3,739,182

		97,902,711

Chemicals 1.9%
Air Products & Chemicals, Inc.	34,624	6,611,799
Albemarle Corp.(a)	16,911	1,386,364

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Chemicals (continued)
Celanese Corp.	20,195	$1,991,429
CF Industries Holdings, Inc.	35,816	1,464,158
DowDuPont, Inc.	356,044	18,980,706
Eastman Chemical Co.	22,187	1,683,550
Ecolab, Inc.	39,934	7,049,948
FMC Corp.	21,365	1,641,259
International Flavors & Fragrances, Inc.(a)	16,009	2,061,799
Linde plc	86,872	15,283,391
LyondellBasell Industries NV, Class A	47,980	4,034,158
Mosaic Co. (The)	56,311	1,537,854
PPG Industries, Inc.	37,228	4,201,924
Sherwin-Williams Co. (The)	12,872	5,544,099

		73,472,438

Commercial Services & Supplies 0.4%
Cintas Corp.	13,437	2,715,752
Copart, Inc.*	31,959	1,936,396
Republic Services, Inc.(a)	34,215	2,750,202
Rollins, Inc.(a)	23,758	988,808
Waste Management, Inc.	61,463	6,386,620

		14,777,778

Communications Equipment 1.2%
Arista Networks, Inc.*	8,238	2,590,522
Cisco Systems, Inc.	693,966	37,467,224
F5 Networks, Inc.*	9,409	1,476,554
Juniper Networks, Inc.	54,963	1,454,871
Motorola Solutions, Inc.	25,834	3,627,610

		46,616,781

Construction & Engineering 0.1%
Fluor Corp.	21,830	803,344
Jacobs Engineering Group, Inc.(a)	18,555	1,395,151
Quanta Services, Inc.	22,706	856,924

		3,055,419

Construction Materials 0.1%
Martin Marietta Materials, Inc.(a)	9,917	1,995,102
Vulcan Materials Co.(a)	20,815	2,464,496

		4,459,598

Consumer Finance 0.7%
American Express Co.	109,045	11,918,618
Capital One Financial Corp.	73,949	6,040,894
Discover Financial Services	52,138	3,710,140
Synchrony Financial	103,761	3,309,976

		24,979,628

Containers & Packaging 0.3%
Avery Dennison Corp.(a)	13,457	1,520,641
Ball Corp.	52,639	3,045,692
International Paper Co.	63,644	2,944,808
Packaging Corp. of America	15,040	1,494,675
Sealed Air Corp.(a)	24,353	1,121,699
Westrock Co.	40,293	1,545,237

		11,672,752

Distributors 0.1%
Genuine Parts Co.	23,121	2,590,246
LKQ Corp.*	49,382	1,401,461

		3,991,707

Diversified Consumer Services 0.0%†
H&R Block, Inc.(a)	33,369	798,854

Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B*	306,553	61,583,432
Jefferies Financial Group, Inc.(a)	43,070	809,285

		62,392,717

Diversified Telecommunication Services 2.0%
AT&T, Inc.	1,148,392	36,013,573
CenturyLink, Inc.	150,550	1,805,095
Verizon Communications, Inc.	651,399	38,517,223

		76,335,891

Electric Utilities 2.0%
Alliant Energy Corp.	37,400	1,762,662
American Electric Power Co., Inc.	77,765	6,512,819
Duke Energy Corp.	114,611	10,314,990
Edison International	51,363	3,180,397
Entergy Corp.	29,887	2,858,094
Evergy, Inc.	40,142	2,330,243
Eversource Energy	49,971	3,545,443
Exelon Corp.	152,877	7,663,724
FirstEnergy Corp.	79,398	3,303,751
NextEra Energy, Inc.	75,382	14,572,848
Pinnacle West Capital Corp.	17,783	1,699,699
PPL Corp.	113,653	3,607,346
Southern Co. (The)	163,096	8,428,801
Xcel Energy, Inc.	81,064	4,556,607

		74,337,424

Electrical Equipment 0.5%
AMETEK, Inc.	36,022	2,988,745
Eaton Corp. plc	66,779	5,379,716
Emerson Electric Co.	97,174	6,653,504
Rockwell Automation, Inc.	18,935	3,322,335

		18,344,300

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	47,153	4,453,129
Corning, Inc.	124,214	4,111,483
FLIR Systems, Inc.	21,470	1,021,543
IPG Photonics Corp.*(a)	5,552	842,682
Keysight Technologies, Inc.*	29,598	2,580,946
TE Connectivity Ltd.	53,677	4,334,418

		17,344,201

Energy Equipment & Services 0.5%
Baker Hughes a GE Co.	81,055	2,246,845
Halliburton Co.	137,554	4,030,332
Helmerich & Payne, Inc.	17,597	977,689
National Oilwell Varco, Inc.	60,877	1,621,763
Schlumberger Ltd.	218,494	9,519,784
TechnipFMC plc	67,727	1,592,939

		19,989,352

Entertainment 1.8%
Activision Blizzard, Inc.	120,416	5,482,540
Electronic Arts, Inc.*	47,257	4,802,729
Netflix, Inc.*	68,828	24,541,312
Take-Two Interactive Software, Inc.*	18,080	1,706,210
Viacom, Inc., Class B	56,111	1,575,036

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Entertainment (continued)
Walt Disney Co. (The)	275,583	$30,598,029

		68,705,856

Equity Real Estate Investment Trusts (REITs) 3.0%
Alexandria Real Estate Equities, Inc.	17,771	2,533,434
American Tower Corp.	69,544	13,704,341
Apartment Investment & Management Co., Class A	22,629	1,138,012
AvalonBay Communities, Inc.	21,836	4,383,140
Boston Properties, Inc.	24,358	3,261,049
Crown Castle International Corp.	65,513	8,385,664
Digital Realty Trust, Inc.	32,763	3,898,797
Duke Realty Corp.	56,810	1,737,250
Equinix, Inc.	13,135	5,952,257
Equity Residential	58,318	4,392,512
Essex Property Trust, Inc.	10,382	3,002,890
Extra Space Storage, Inc.	20,068	2,045,130
Federal Realty Investment Trust	11,739	1,618,221
HCP, Inc.	75,319	2,357,485
Host Hotels & Resorts, Inc.	117,045	2,212,150
Iron Mountain, Inc.	45,465	1,612,189
Kimco Realty Corp.	67,483	1,248,435
Macerich Co. (The)	17,273	748,785
Mid-America Apartment Communities, Inc.	18,010	1,969,033
Prologis, Inc.	99,373	7,149,887
Public Storage	23,658	5,152,239
Realty Income Corp.	47,892	3,522,936
Regency Centers Corp.	26,296	1,774,717
SBA Communications Corp.*	17,783	3,550,554
Simon Property Group, Inc.	48,707	8,874,902
SL Green Realty Corp.	13,233	1,189,911
UDR, Inc.	43,578	1,981,056
Ventas, Inc.	56,152	3,583,059
Vornado Realty Trust	27,408	1,848,396
Welltower, Inc.	60,909	4,726,538
Weyerhaeuser Co.	117,687	3,099,876

		112,654,845

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	69,442	16,814,686
Kroger Co. (The)	125,762	3,093,745
Sysco Corp.	74,764	4,991,244
Walgreens Boots Alliance, Inc.	126,421	7,998,657
Walmart, Inc.	224,422	21,887,878

		54,786,210

Food Products 1.1%
Archer-Daniels-Midland Co.	88,296	3,808,207
Campbell Soup Co.(a)	30,919	1,178,941
Conagra Brands, Inc.(a)	76,961	2,134,898
General Mills, Inc.(a)	94,076	4,868,433
Hershey Co. (The)	22,092	2,536,824
Hormel Foods Corp.(a)	43,165	1,932,065
JM Smucker Co. (The)(a)	18,009	2,098,049
Kellogg Co.	39,991	2,294,684
Kraft Heinz Co. (The)	98,042	3,201,071
Lamb Weston Holdings, Inc.	23,250	1,742,355
McCormick & Co., Inc.(Non-Voting)(a)	19,328	2,911,377
Mondelez International, Inc., Class A	227,669	11,365,236
Tyson Foods, Inc., Class A	46,546	3,231,689

		43,303,829

Gas Utilities 0.0%†
Atmos Energy Corp.	18,500	1,904,205

Health Care Equipment & Supplies 3.5%
Abbott Laboratories	276,880	22,133,787
ABIOMED, Inc.*	7,108	2,029,974
Align Technology, Inc.*(a)	11,474	3,262,403
Baxter International, Inc.	75,144	6,109,959
Becton Dickinson and Co.(a)	42,417	10,592,797
Boston Scientific Corp.*	218,492	8,385,723
Cooper Cos., Inc. (The)	7,778	2,303,610
Danaher Corp.	99,049	13,076,449
Dentsply Sirona, Inc.	35,277	1,749,387
Edwards Lifesciences Corp.*	32,754	6,266,823
Hologic, Inc.*	42,588	2,061,259
IDEXX Laboratories, Inc.*	13,562	3,032,463
Intuitive Surgical, Inc.*	18,049	10,298,398
Medtronic plc	211,428	19,256,862
ResMed, Inc.	22,591	2,348,786
Stryker Corp.	48,762	9,631,470
Teleflex, Inc.(a)	7,262	2,194,286
Varian Medical Systems, Inc.*	14,412	2,042,469
Zimmer Biomet Holdings, Inc.	32,228	4,115,516

		130,892,421

Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	24,809	1,972,812
Anthem, Inc.	40,517	11,627,569
Cardinal Health, Inc.	46,987	2,262,424
Centene Corp.*	65,134	3,458,615
Cigna Corp.	59,915	9,635,530
CVS Health Corp.	204,481	11,027,660
DaVita, Inc.*	20,303	1,102,250
HCA Healthcare, Inc.	42,100	5,488,998
Henry Schein, Inc.*(a)	24,268	1,458,749
Humana, Inc.	21,425	5,699,050
Laboratory Corp. of America Holdings*	15,659	2,395,514
McKesson Corp.	30,320	3,549,259
Quest Diagnostics, Inc.	21,117	1,898,841
UnitedHealth Group, Inc.	151,268	37,402,526
Universal Health Services, Inc., Class B	13,231	1,769,911
WellCare Health Plans, Inc.*(a)	7,911	2,133,992

		102,883,700

Health Care Technology 0.1%
Cerner Corp.*(a)	51,133	2,925,319

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	63,123	3,201,599
Chipotle Mexican Grill, Inc.*	3,855	2,738,245
Darden Restaurants, Inc.	19,598	2,380,569
Hilton Worldwide Holdings, Inc.(a)	46,468	3,861,956
Marriott International, Inc., Class A(a)	44,445	5,559,625
McDonald’s Corp.	120,650	22,911,435
MGM Resorts International	80,411	2,063,346
Norwegian Cruise Line Holdings Ltd.*	34,799	1,912,553
Royal Caribbean Cruises Ltd.	27,042	3,099,554
Starbucks Corp.	196,050	14,574,357
Wynn Resorts Ltd.	15,495	1,848,863
Yum! Brands, Inc.	48,466	4,837,391

		68,989,493

Household Durables 0.3%
DR Horton, Inc.(a)	54,030	2,235,761
Garmin Ltd.	19,190	1,657,057
Leggett & Platt, Inc.(a)	21,072	889,660
Lennar Corp., Class A(a)	45,399	2,228,637

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Household Durables (continued)
Mohawk Industries, Inc.*	9,788	$1,234,756
Newell Brands, Inc.(a)	61,321	940,664
PulteGroup, Inc.(a)	40,100	1,121,196
Whirlpool Corp.	10,171	1,351,624

		11,659,355

Household Products 1.7%
Church & Dwight Co., Inc.	38,766	2,761,302
Clorox Co. (The)(a)	20,205	3,242,094
Colgate-Palmolive Co.	135,840	9,310,474
Kimberly-Clark Corp.	54,299	6,727,646
Procter & Gamble Co. (The)	394,366	41,033,782

		63,075,298

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	104,820	1,895,146
NRG Energy, Inc.	44,994	1,911,345

		3,806,491

Industrial Conglomerates 1.5%
3M Co.	90,773	18,860,814
General Electric Co.	1,372,328	13,709,557
Honeywell International, Inc.	114,885	18,257,524
Roper Technologies, Inc.	16,333	5,585,396

		56,413,291

Insurance 2.3%
Aflac, Inc.	118,143	5,907,150
Allstate Corp. (The)	52,333	4,928,722
American International Group, Inc.	137,289	5,911,664
Aon plc	37,835	6,458,435
Arthur J Gallagher & Co.	29,016	2,266,150
Assurant, Inc.(a)	8,453	802,274
Brighthouse Financial, Inc.*	18,406	667,954
Chubb Ltd.	72,262	10,122,461
Cincinnati Financial Corp.(a)	23,916	2,054,384
Everest Re Group Ltd.	6,476	1,398,557
Hartford Financial Services Group, Inc. (The)	56,669	2,817,583
Lincoln National Corp.	32,206	1,890,492
Loews Corp.	43,684	2,093,774
Marsh & McLennan Cos., Inc.	79,629	7,477,163
MetLife, Inc.	150,911	6,424,281
Principal Financial Group, Inc.	40,851	2,050,312
Progressive Corp. (The)	92,049	6,635,812
Prudential Financial, Inc.	64,481	5,924,514
Torchmark Corp.	15,925	1,305,054
Travelers Cos., Inc. (The)	41,523	5,695,295
Unum Group	33,947	1,148,427
Willis Towers Watson plc	20,380	3,579,747

		87,560,205

Interactive Media & Services 4.8%
Alphabet, Inc., Class A*	47,193	55,540,970
Alphabet, Inc., Class C*	48,457	56,855,082
Facebook, Inc., Class A*	376,072	62,687,442
TripAdvisor, Inc.*	16,597	853,916
Twitter, Inc.*	114,843	3,776,038

		179,713,448

Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.*	65,047	115,832,445
Booking Holdings, Inc.*	7,096	12,381,882
eBay, Inc.	135,574	5,035,218
Expedia Group, Inc.	18,386	2,187,934

		135,437,479

IT Services 5.1%
Accenture plc, Class A	100,492	17,688,602
Akamai Technologies, Inc.*	25,784	1,848,971
Alliance Data Systems Corp.	7,270	1,272,105
Automatic Data Processing, Inc.	68,676	10,970,304
Broadridge Financial Solutions, Inc.	18,487	1,916,917
Cognizant Technology Solutions Corp., Class A	90,663	6,568,534
DXC Technology Co.	42,292	2,719,798
Fidelity National Information Services, Inc.	51,166	5,786,875
Fiserv, Inc.*(a)	61,839	5,459,147
FleetCor Technologies, Inc.*(a)	13,535	3,337,596
Gartner, Inc.*(a)	14,106	2,139,598
Global Payments, Inc.	24,846	3,391,976
International Business Machines Corp.(a)	140,285	19,794,213
Jack Henry & Associates, Inc.(a)	12,271	1,702,479
Mastercard, Inc., Class A	142,303	33,505,241
Paychex, Inc.(a)	50,381	4,040,556
PayPal Holdings, Inc.*	184,953	19,205,520
Total System Services, Inc.	26,048	2,474,820
VeriSign, Inc.*	16,714	3,034,594
Visa, Inc., Class A(a)	275,910	43,094,383
Western Union Co. (The)(a)	68,719	1,269,240

		191,221,469

Leisure Products 0.1%
Hasbro, Inc.	18,483	1,571,425
Mattel, Inc.*(a)	56,074	728,962

		2,300,387

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	50,071	4,024,707
Illumina, Inc.*	23,174	7,199,930
IQVIA Holdings, Inc.*	24,946	3,588,482
Mettler-Toledo International, Inc.*	3,941	2,849,343
PerkinElmer, Inc.(a)	17,657	1,701,428
Thermo Fisher Scientific, Inc.	63,465	17,371,640
Waters Corp.*	11,274	2,837,779

		39,573,309

Machinery 1.6%
Caterpillar, Inc.	90,733	12,293,414
Cummins, Inc.	22,924	3,619,012
Deere & Co.	50,209	8,025,407
Dover Corp.	23,114	2,168,093
Flowserve Corp.	21,140	954,260
Fortive Corp.(a)	46,423	3,894,425
Illinois Tool Works, Inc.	47,628	6,836,047
Ingersoll-Rand plc	38,123	4,115,378
PACCAR, Inc.(a)	54,767	3,731,823
Parker-Hannifin Corp.	20,539	3,524,903
Pentair plc	24,786	1,103,225
Snap-on, Inc.(a)	8,871	1,388,489
Stanley Black & Decker, Inc.	23,861	3,249,152
Wabtec Corp.(a)	21,242	1,565,960

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Machinery (continued)
Xylem, Inc.	28,367	$2,242,128

		58,711,716

Media 1.4%
CBS Corp. (Non-Voting), Class B	54,810	2,605,119
Charter Communications, Inc., Class A*	27,355	9,489,723
Comcast Corp., Class A	712,015	28,466,360
Discovery, Inc., Class A*(a)	25,614	692,090
Discovery, Inc., Class C*	57,265	1,455,677
DISH Network Corp., Class A*	36,712	1,163,403
Fox Corp., Class A*(a)	56,550	2,075,963
Fox Corp., Class B*	23,311	836,399
Interpublic Group of Cos., Inc. (The)(a)	61,272	1,287,325
News Corp., Class A(a)	62,612	778,893
News Corp., Class B	19,208	239,908
Omnicom Group, Inc.	35,264	2,573,919

		51,664,779

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	228,436	2,944,540
Newmont Mining Corp.(a)	83,972	3,003,678
Nucor Corp.	48,719	2,842,754

		8,790,972

Multiline Retail 0.5%
Dollar General Corp.	41,443	4,944,150
Dollar Tree, Inc.*	37,515	3,940,575
Kohl’s Corp.(a)	26,153	1,798,542
Macy’s, Inc.	49,270	1,183,958
Nordstrom, Inc.(a)	18,484	820,320
Target Corp.	82,265	6,602,589

		19,290,134

Multi-Utilities 1.1%
Ameren Corp.	38,567	2,836,603
CenterPoint Energy, Inc.	79,011	2,425,638
CMS Energy Corp.	44,677	2,481,361
Consolidated Edison, Inc.	50,617	4,292,828
Dominion Energy, Inc.	126,009	9,659,850
DTE Energy Co.	28,680	3,577,543
NiSource, Inc.(a)	58,722	1,682,972
Public Service Enterprise Group, Inc.(a)	79,683	4,733,967
Sempra Energy(a)	43,201	5,437,278
WEC Energy Group, Inc.(a)	49,730	3,932,648

		41,060,688

Oil, Gas & Consumable Fuels 4.8%
Anadarko Petroleum Corp.	79,108	3,597,832
Apache Corp.(a)	60,019	2,080,258
Cabot Oil & Gas Corp.	66,915	1,746,481
Chevron Corp.	299,539	36,897,214
Cimarex Energy Co.	15,994	1,117,981
Concho Resources, Inc.	31,623	3,508,888
ConocoPhillips	179,217	11,960,943
Devon Energy Corp.	69,097	2,180,701
Diamondback Energy, Inc.	24,359	2,473,169
EOG Resources, Inc.	91,444	8,703,640
Exxon Mobil Corp.	667,950	53,970,360
Hess Corp.	40,129	2,416,970
HollyFrontier Corp.	24,739	1,218,890
Kinder Morgan, Inc.	306,898	6,141,029
Marathon Oil Corp.	129,006	2,155,690
Marathon Petroleum Corp.	106,194	6,355,711
Noble Energy, Inc.(a)	76,235	1,885,291
Occidental Petroleum Corp.	118,164	7,822,457
ONEOK, Inc.(a)	64,889	4,531,848
Phillips 66	66,216	6,301,777
Pioneer Natural Resources Co.(a)	26,731	4,070,597
Valero Energy Corp.	65,848	5,585,886
Williams Cos., Inc. (The)	190,907	5,482,849

		182,206,462

Personal Products 0.2%
Coty, Inc., Class A(a)	73,289	842,823
Estee Lauder Cos., Inc.(The), Class A	34,407	5,696,079

		6,538,902

Pharmaceuticals 4.7%
Allergan plc	49,453	7,240,414
Bristol-Myers Squibb Co.(a)	257,386	12,279,886
Eli Lilly & Co.	136,152	17,667,083
Johnson & Johnson	419,835	58,688,735
Merck & Co., Inc.	406,921	33,843,620
Mylan NV*	81,369	2,305,997
Nektar Therapeutics*(a)	27,894	937,238
Perrigo Co. plc(a)	20,168	971,291
Pfizer, Inc.	875,224	37,170,763
Zoetis, Inc.	75,477	7,598,270

		178,703,297

Professional Services 0.3%
Equifax, Inc.	19,045	2,256,833
IHS Markit Ltd.*	57,298	3,115,865
Nielsen Holdings plc	56,464	1,336,503
Robert Half International, Inc.	18,852	1,228,396
Verisk Analytics, Inc.	25,835	3,436,055

		11,373,652

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	49,198	2,432,841

Road & Rail 1.0%
CSX Corp.	122,152	9,139,412
JB Hunt Transport Services, Inc.(a)	13,904	1,408,336
Kansas City Southern	16,102	1,867,510
Norfolk Southern Corp.	42,266	7,899,093
Union Pacific Corp.	113,959	19,053,945

		39,368,296

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.*(a)	138,889	3,544,447
Analog Devices, Inc.	58,064	6,112,397
Applied Materials, Inc.	149,669	5,935,873
Broadcom, Inc.	62,445	18,777,836
Intel Corp.	708,974	38,071,904
KLA-Tencor Corp.	26,044	3,109,914
Lam Research Corp.	24,083	4,311,098
Maxim Integrated Products, Inc.(a)	42,997	2,286,151
Microchip Technology, Inc.(a)	37,357	3,099,137
Micron Technology, Inc.*	176,729	7,304,210
NVIDIA Corp.(a)	95,534	17,154,085
Qorvo, Inc.*	19,384	1,390,414
QUALCOMM, Inc.	190,801	10,881,381
Skyworks Solutions, Inc.	27,551	2,272,406
Texas Instruments, Inc.	147,949	15,692,950
Xilinx, Inc.	39,910	5,060,189

		145,004,392

Software 6.4%
Adobe, Inc.*	76,888	20,489,883
ANSYS, Inc.*	13,206	2,412,868
Autodesk, Inc.*	34,526	5,379,841
Cadence Design Systems, Inc.*	44,397	2,819,654
Citrix Systems, Inc.	19,868	1,980,045
Fortinet, Inc.*	22,918	1,924,425

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Software (continued)
Intuit, Inc.	40,842	$10,676,507
Microsoft Corp.	1,209,500	142,648,430
Oracle Corp.	401,705	21,575,576
Red Hat, Inc.*	27,866	5,091,118
salesforce.com, Inc.*	120,600	19,099,422
Symantec Corp.	100,785	2,317,047
Synopsys, Inc.*	23,596	2,717,079

		239,131,895

Specialty Retail 2.4%
Advance Auto Parts, Inc.	11,312	1,929,035
AutoZone, Inc.*	3,952	4,047,322
Best Buy Co., Inc.	36,908	2,622,683
CarMax, Inc.*(a)	27,099	1,891,510
Foot Locker, Inc.	17,831	1,080,559
Gap, Inc. (The)	34,542	904,310
Home Depot, Inc. (The)	178,066	34,169,085
L Brands, Inc.(a)	36,834	1,015,882
Lowe’s Cos., Inc.	126,275	13,823,324
O’Reilly Automotive, Inc.*	12,431	4,826,957
Ross Stores, Inc.	58,422	5,439,088
Tiffany & Co.(a)	17,217	1,817,254
TJX Cos., Inc. (The)	195,092	10,380,845
Tractor Supply Co.	19,353	1,891,949
Ulta Beauty, Inc.*	8,883	3,097,769

		88,937,572

Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	706,181	134,139,081
Hewlett Packard Enterprise Co.	217,074	3,349,452
HP, Inc.	241,752	4,697,241
NetApp, Inc.	39,090	2,710,501
Seagate Technology plc(a)	40,418	1,935,618
Western Digital Corp.(a)	45,852	2,203,647
Xerox Corp.(a)	32,172	1,028,860

		150,064,400

Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings Ltd.*	24,135	1,104,176
Hanesbrands, Inc.(a)	58,029	1,037,559
NIKE, Inc., Class B	198,442	16,710,801
PVH Corp.	12,080	1,473,156
Ralph Lauren Corp.(a)	8,467	1,098,001
Tapestry, Inc.	46,055	1,496,327
Under Armour, Inc., Class A*(a)	30,778	650,647
Under Armour, Inc., Class C*(a)	31,712	598,405
VF Corp.	51,140	4,444,577

		28,613,649

Tobacco 1.0%
Altria Group, Inc.	295,498	16,970,450
Philip Morris International, Inc.	245,066	21,661,384

		38,631,834

Trading Companies & Distributors 0.2%
Fastenal Co.(a)	45,142	2,903,082
United Rentals, Inc.*	12,586	1,437,950
WW Grainger, Inc.	7,205	2,168,201

		6,509,233

Water Utilities 0.1%
American Water Works Co., Inc.	28,495	2,970,889

Total Common Stocks (cost $1,976,336,987)		3,723,319,859

Repurchase Agreements 3.1%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $20,004,333, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $20,400,000.(b)	$20,000,000	20,000,000
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $10,059,889, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $10,200,002.(b)(c)	10,000,000	10,000,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $32,980,743, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $33,633,071.(b)	32,973,599	32,973,599
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $30,014,408, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $30,606,413.(b)	30,000,000	30,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT S&P 500 Index Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $22,004,675, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $22,440,002.(b)	$22,000,000	$22,000,000

Total Repurchase Agreements (cost $114,973,599)		114,973,599

Total Investments (cost $2,091,310,586) — 102.0%		3,838,293,458
Liabilities in excess of other assets — (2.0)%		(76,078,114)

NET ASSETS — 100.0%		$3,762,215,344

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $185,519,424, which was collateralized by cash used to purchase repurchase agreements with a total value of $114,973,599 and by $73,539,020, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 4/4/2019 - 2/15/2049, a total value of $188,512,619.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $114,973,599.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

Futures contracts outstanding as of March 31, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	274	6/2019	USD	38,877,860	414,896

					414,896

At March 31, 2019, the Fund had $1,619,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,723,319,859	$—	$—	$3,723,319,859
Futures Contracts	414,896	—	—	414,896
Repurchase Agreements	—	114,973,599	—	114,973,599

Total	$3,723,734,755	$114,973,599	$—	$3,838,708,354

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT S&P 500 Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$414,896

Total		$414,896

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 25.9%

	Principal Amount	Value
Airlines 1.6%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$8,474,155	$8,394,498
American Airlines Pass-Through Trust Series 2013-2, Class B, 5.60%, 7/15/2020(a)	2,271,815	2,305,892
Series 2015-1, Class B, 3.70%, 5/1/2023	2,722,824	2,688,244
Series 2015-2, Class B, 4.40%, 9/22/2023	3,475,708	3,501,428
Series 2016-3, Class B, 3.75%, 10/15/2025	3,190,658	3,128,819
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	9,143,519	9,027,890

		29,046,771

Automobiles 4.7%
Credit Acceptance Auto Loan Trust Series 2016-3A, Class A, 2.15%, 4/15/2024(a)	2,198,570	2,193,543
Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	12,500,000	12,454,026
First Investors Auto Owner Trust Series 2016-2A, Class A2, 1.87%, 11/15/2021(a)	1,207,531	1,203,738
Series 2017-1A, Class A2, 2.20%, 3/15/2022(a)	6,746,000	6,723,968
Series 2017-2A, Class A2, 2.27%, 7/15/2022(a)	4,600,000	4,572,895
Ford Credit Auto Owner Trust Series 2014-2, Class A, 2.31%, 4/15/2026(a)	14,450,000	14,410,593
Series 2016-2, Class A, 2.03%, 12/15/2027(a)	5,000,000	4,918,076
Foursight Capital Automobile Receivables Trust Series 2018-1, Class A2, 2.85%, 8/16/2021(a)	1,639,644	1,638,853
Series 2018-2, Class A2, 3.32%, 4/15/2022(a)	2,444,444	2,450,869
NextGear Floorplan Master Owner Trust Series 2016-1A, Class A2, 2.74%, 4/15/2021(a)	11,037,000	11,036,130
Series 2017-1A, Class A2, 2.54%, 4/18/2022(a)	4,666,667	4,651,152
Series 2018-2A, Class A2, 3.69%, 10/15/2023(a)	1,666,667	1,696,179
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	14,000,000	14,148,650
United Auto Credit Securitization Trust, Series 2018-2, Class A, 2.89%, 3/10/2021(a)	3,101,513	3,101,583
Westlake Automobile Receivables Trust, Series 2018-3A, Class A1, 2.53%, 9/16/2019(a)	156,418	156,389

		85,356,644

Credit Card 4.0%
American Express Credit Account Master Trust Series 2017-1, Class A, 1.93%, 9/15/2022	2,000,000	1,987,833
Series 2017-3, Class A, 1.77%, 11/15/2022	14,000,000	13,879,478
Series 2019-1, Class A, 2.87%, 10/15/2024	10,000,000	10,091,594
BA Credit Card Trust, Series 2018-A1, Class A1, 2.70%, 7/17/2023	13,650,000	13,693,529
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.84%, 12/16/2024	5,000,000	5,042,239
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 4/7/2022	11,000,000	10,924,561
Discover Card Execution Note Trust Series 2018-A5, Class A5, 3.32%, 3/15/2024	11,000,000	11,207,601
Series 2019-A1, Class A1, 3.04%, 7/15/2024	5,350,000	5,421,830

		72,248,665

Home Equity 1.4%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 3.59%, 10/25/2034(b)	183,509	183,638
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 3.39%, 12/25/2034(b)	127,545	127,619
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 3.25%, 1/25/2035(b)	7,068,254	7,106,859
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 4.00%, 12/25/2057(a)(b)	2,526,435	2,578,716
RASC Trust, Series 2005-KS12, Class M2, 2.95%, 1/25/2036(b)	14,555,000	14,443,832

		24,440,664

Other 14.2%
A Voce CLO Ltd., Series 2014-1A, Class A1R, 3.95%, 7/15/2026(a)(b)	8,060,892	8,057,700
ALM VII Ltd., Series 2012-7A, Class A1R, 4.27%, 10/15/2028(a)(b)	19,775,000	19,748,798
Alterna Funding II LLC, Series 2015-1X, Class A, Reg. S, 2.50%, 2/15/2024(c)(d)	1,012,368	1,003,510
American Homes 4 Rent Trust Series 2014-SFR3, Class A, 3.68%, 12/17/2036(a)	924,182	945,830
Series 2015-SFR1, Class A, 3.47%, 4/17/2052(a)	4,642,874	4,696,304
AMMC CLO 22 Ltd. Series 2018-22A, Class A, 3.80%, 4/25/2031(a)(b)	5,000,000	4,931,120
Series 2018-22A, Class B, 4.22%, 4/25/2031(a)(b)	5,000,000	4,872,535
AMMC CLO XIII Ltd., Series 2013-13A, Class A2LR, 4.48%, 7/24/2029(a)(b)	9,000,000	8,919,333
AMMC CLO XIV Ltd., Series 2014-14A, Class A2LR, 4.47%, 7/25/2029(a)(b)	8,947,368	8,866,779
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064(a)(b)	4,774,878	4,849,133

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities (continued)

	Principal Amount	Value
Other (continued)
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL2, Class A, 4.00%, 6/28/2054(a)(b)	$5,701,626	$5,791,551
Series 2017-SPL4, Class A, 3.50%, 1/28/2055(a)(b)	3,001,174	3,009,806
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A, 2.98%, 7/25/2035(b)	1,391,502	1,389,198
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.00%, 12/10/2023(a)	280,025	278,975
CCG Receivables Trust Series 2018-2, Class A1, 2.47%, 8/14/2019(a)	1,070,579	1,070,152
Series 2017-1, Class A2, 1.84%, 11/14/2023(a)	2,709,535	2,695,384
Series 2018-2, Class A2, 3.09%, 12/15/2025(a)	7,500,000	7,522,233
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R, 3.83%, 6/9/2030(a)(b)	10,000,000	9,998,340
Series 2013-1A, Class BR, 4.35%, 6/9/2030(a)(b)	7,000,000	6,956,901
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, 3.76%, 1/20/2031(a)(b)	3,000,000	2,956,479
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A2, 4.12%, 10/17/2030(a)(b)	8,500,000	8,519,814
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class M1, 2.75%, 1/25/2037(b)	8,672,000	8,576,253
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 4.48%, 7/18/2030(a)(b)	4,500,000	4,469,837
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/2031(a)	2,300,000	2,299,606
Federal Express Corp. Pass-Through Trust, Series 1998 6.72%, 1/15/2022	277,175	290,412
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	1,445,930	1,457,630
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052(a)	571,551	577,651
HERO Funding Trust, Series 2015-2A, Class A, 3.99%, 9/20/2040(a)	911,156	933,569
Invitation Homes Trust, Series 2018-SFR3, Class A, 3.48%, 7/17/2037(a)(b)	4,950,187	4,940,375
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 3.22%, 8/25/2035(b)	7,355,409	7,369,931
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 4.02%, 7/20/2026(a)(b)	2,355,850	2,356,032
Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2019-32A, Class A, 3.93%, 1/19/2032(a)(b)	2,000,000	1,998,932
Series 2019-32A, Class B, 4.45%, 1/19/2032(a)(b)	1,000,000	998,957
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2017-T1, Class AT1, 3.21%, 2/15/2051(a)	3,000,000	3,008,109
NRZ Advance Receivables Trust Series 2016-T4, Class AT4, 3.11%, 12/15/2050(a)	25,000,000	25,020,973
Series 2016-T5, Class AT5, 3.33%, 12/15/2051(a)	10,510,000	10,584,917
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, Class A1, 3.00%, 6/25/2057(a)(e)	3,597,040	3,592,036
Series 2017-NPL2, Class A1, 3.00%, 7/25/2057(a)(e)	3,626,115	3,578,715
Ocwen Master Advance Receivables Trust Series 2018-T1, Class AT1, 3.30%, 8/15/2049(a)	3,200,000	3,200,640
Series 2016-T2, Class AT2, 2.72%, 8/16/2049(a)	14,750,000	14,721,385
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 3.73%, 1/25/2036(b)	1,470,000	1,469,465
Renew Series 2018-1, Class A, 3.95%, 9/20/2053(a)	4,570,981	4,672,756
Series 2017-2A, Class A, 3.22%, 9/22/2053(a)	3,973,399	3,932,783
Soundview Home Loan Trust Series 2005-CTX1, Class M3, 2.96%, 11/25/2035(b)	6,750,000	6,733,126
Series 2006-WF2, Class M1, 2.71%, 12/25/2036(b)	5,000,000	4,965,573
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/2049(a)	8,400,000	8,382,978
Structured Asset Investment Loan Trust, Series 2005-HE2, Class M1, 3.21%, 7/25/2035(b)	2,061,939	2,066,893
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.13%, 6/15/2028(a)	4,133,530	4,106,048
TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/2029(a)	1,147,243	1,138,931
Union Pacific Railroad Co. Pass-Through Trust, Series 2000 8.00%, 1/10/2021	204,117	208,217

		254,732,605

Total Asset-Backed Securities (cost $465,022,159)		465,825,349

Collateralized Mortgage Obligations 5.1%

	Principal Amount	Value
Chase Mortgage Finance Corp., Series 2016-SH1, Class M2, 3.75%, 4/25/2045(a)(b)	1,896,827	1,928,758
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.00%, 9/25/2064(a)(b)	3,785,921	3,747,911
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 2/25/2042(a)(b)	1,111	1,110
FHLMC REMICS Series 3640, Class EL, 4.00%, 3/15/2020	67,614	67,823
Series 3616, Class PA, 4.50%, 11/15/2039	82,425	83,665

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Short Term Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/2033(e)	$13,902	$14,249
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 2.82%, 10/25/2035(b)	4,639,307	4,651,327
MFA Trust, Series 2017-RPL1, Class A1, 2.59%, 2/25/2057(a)(b)	6,305,332	6,239,298
New Residential Mortgage Loan Trust Series 2016-2A, Class A1, 3.75%, 11/26/2035(a)(b)	11,278,469	11,402,789
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054(a)(b)	4,730,533	4,775,696
Series 2016-3A, Class A1, 3.75%, 9/25/2056(a)(b)	2,340,552	2,364,259
Series 2016-4A, Class A1, 3.75%, 11/25/2056(a)(b)	2,292,982	2,316,563
Series 2017-1A, Class A1, 4.00%, 2/25/2057(a)(b)	6,118,514	6,226,946
Series 2017-2A, Class A3, 4.00%, 3/25/2057(a)(b)	8,439,817	8,624,857
Series 2017-3A, Class A1, 4.00%, 4/25/2057(a)(b)	3,718,315	3,798,634
Series 2019-1A, Class A1, 4.00%, 9/25/2057(a)(b)	3,555,498	3,598,296
Series 2018-5A, Class A1, 4.75%, 12/25/2057(a)(b)	7,446,955	7,720,496
Series 2018-2A, Class A1, 4.50%, 2/25/2058(a)(b)	2,526,846	2,599,537
RALI Trust, Series 2003-QS20, Class CB, 5.00%, 11/25/2018	50,731	50,607
RCO Trust Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(b)	4,742,935	4,669,699
Series 2018-VFS1, Class A1, 4.27%, 12/26/2053(a)(b)	2,929,556	2,952,046
Sequoia Mortgage Trust Series 2017-CH1, Class A2, 3.50%, 8/25/2047(a)(b)	1,780,330	1,777,532
Series 2018-CH4, Class A10, 4.50%, 10/25/2048(a)(b)	3,043,713	3,116,194
Series 2018-8, Class A4, 4.00%, 11/25/2048(a)(b)	8,678,467	8,808,232

Total Collateralized Mortgage Obligations (cost $91,984,549)		91,536,524

Commercial Mortgage-Backed Securities 2.3%

	Principal Amount	Value
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029(a)	4,000,000	3,998,417
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/5/2032(a)(b)	1,300,000	1,314,854
COMM Mortgage Trust Series 2014-TWC, Class B, 4.10%, 2/13/2032(a)(b)	13,000,000	12,999,999
Series 2014-TWC, Class C, 4.35%, 2/13/2032(a)(b)	6,000,000	5,999,997
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 0.99%, 12/15/2048(b)	21,973,742	656,237
OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.65%, 7/15/2045(a)	16,000,000	16,193,496

Total Commercial Mortgage-Backed Securities (cost $42,163,799)		41,163,000

Corporate Bonds 30.2%

	Principal Amount	Value

Aerospace & Defense 0.6%
United Technologies Corp., 3.65%, 8/16/2023(f)	10,000,000	10,264,627

Automobiles 1.7%
Daimler Finance North America LLC, (ICE LIBOR USD 3 Month + 0.62%), 3.37%, 10/30/2019(a)(f)(g)	10,000,000	10,018,077
Hyundai Capital America, 2.60%, 3/19/2020(a)(f)	10,000,000	9,941,191
Nissan Motor Acceptance Corp., (ICE LIBOR USD 3 Month + 0.52%), 3.13%, 9/13/2019(a)(g)	10,000,000	10,001,695

		29,960,963

Banks 8.0%
Bank of America Corp., (ICE LIBOR USD 3 Month + 0.63%), 2.33%, 10/1/2021(g)	2,500,000	2,476,748
(ICE LIBOR USD 3 Month + 1.16%), 3.92%, 1/20/2023(g)	5,000,000	5,061,575
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(g)	8,623,000	8,588,660
Capital One NA, (ICE LIBOR USD 3 Month + 0.77%), 3.37%, 9/13/2019(g)	15,000,000	15,029,250
Citibank NA, 2.10%, 6/12/2020	15,000,000	14,892,215
Citizens Financial Group, Inc., 3.75%, 7/1/2024	10,000,000	9,917,816
ING Groep NV, 3.15%, 3/29/2022	5,000,000	5,002,483
JPMorgan Chase & Co., 2.30%, 8/15/2021(f)	10,000,000	9,883,981
Nordea Bank Abp, (ICE LIBOR USD 3 Month + 0.62%), 3.22%, 9/30/2019(a)(g)	17,000,000	17,039,226
Skandinaviska Enskilda Banken AB, (ICE LIBOR USD 3 Month + 0.57%), 3.18%, 9/13/2019(a)(g)	15,000,000	15,032,880
Svenska Handelsbanken AB, (ICE LIBOR USD 3 Month + 0.49%), 3.10%, 9/6/2019(g)	15,000,000	15,028,675
UBS Group Funding Switzerland AG, 2.65%, 2/1/2022(a)	9,000,000	8,919,327
Wells Fargo & Co., (ICE LIBOR USD 3 Month + 0.46%), 3.22%, 4/22/2019(f)(g) 4.13%, 8/15/2023	10,000,000 7,000,000	10,003,820 7,253,451

		144,130,107

Beverages 1.3%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/2025	8,000,000	8,336,513

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Beverages (continued)
PepsiCo, Inc., (ICE LIBOR USD 3 Month + 0.27%), 3.06%, 10/4/2019(f)(g)	$15,000,000	$15,017,149

		23,353,662

Biotechnology 0.7%
AbbVie, Inc., 2.50%, 5/14/2020	8,000,000	7,976,392
Celgene Corp., 2.88%, 8/15/2020(f)	5,000,000	5,003,407

		12,979,799

Capital Markets 1.4%
FMR LLC, 7.49%, 6/15/2019(a)	2,000,000	2,018,064
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(g)	7,000,000	6,919,120
MSCI, Inc., 5.25%, 11/15/2024(a)	10,000,000	10,348,000
UBS AG, 2.20%, 6/8/2020(a)	5,000,000	4,966,590

		24,251,774

Chemicals 0.7%
CF Industries, Inc., 7.13%, 5/1/2020	2,580,000	2,692,875
Solvay Finance America LLC, 3.40%, 12/3/2020(a)	10,000,000	10,047,763

		12,740,638

Communications Equipment 0.5%
Cisco Systems, Inc., (ICE LIBOR USD 3 Month + 0.34%), 2.97%, 9/20/2019(f)(g)	9,000,000	9,012,420

Consumer Finance 0.8%
Ford Motor Credit Co. LLC, (ICE LIBOR USD 3 Month + 1.00%), 3.80%, 1/9/2020(g)	10,000,000	9,998,333
Toyota Motor Credit Corp., (ICE LIBOR USD 3 Month + 0.44%), 3.22%, 10/18/2019(g)	5,000,000	5,011,870

		15,010,203

Diversified Financial Services 0.6%
National Rural Utilities Cooperative Finance Corp., 2.00%, 1/27/2020(f)	10,000,000	9,965,818

Diversified Telecommunication Services 1.4%
AT&T, Inc., 4.10%, 2/15/2028(f)	5,102,000	5,158,287
CCO Holdings LLC, 5.13%, 2/15/2023	10,000,000	10,175,000
Verizon Communications, Inc., (ICE LIBOR USD 3 Month + 0.77%), 3.38%, 6/17/2019(f)(g)	10,000,000	10,014,359

		25,347,646

Electric Utilities 0.7%
Evergy, Inc., 5.29%, 6/15/2022(e)	11,510,000	12,206,519

Equity Real Estate Investment Trusts (REITs) 0.4%
WEA Finance LLC, 2.70%, 9/17/2019(a)	7,000,000	6,995,640

Food Products 0.8%
Mondelez International Holdings Netherlands BV, (ICE LIBOR USD 3 Month + 0.61%), 3.37%, 10/28/2019(a)(g)	15,000,000	15,031,378

Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co., 2.68%, 12/15/2019	6,098,000	6,078,311

Health Care Providers & Services 1.6%
Allergan Sales LLC, 4.88%, 2/15/2021(a)	930,000	956,792
CVS Health Corp., 3.70%, 3/9/2023	12,000,000	12,192,965
Dignity Health, 2.64%, 11/1/2019	6,000,000	5,997,072
Laboratory Corp. of America Holdings, 2.63%, 2/1/2020	10,000,000	9,978,584

		29,125,413

Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, 5.00%, 10/15/2025(a)(f)	1,000,000	987,800

Industrial Conglomerates 0.8%
Honeywell International, Inc., (ICE LIBOR USD 3 Month + 0.28%), 3.03%, 10/30/2019(g)	10,000,000	10,012,871
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 5/1/2020	5,000,000	4,987,909

		15,000,780

Insurance 1.2%
Metropolitan Life Global Funding I, 2.30%, 4/10/2019(a)	7,000,000	6,999,450
New York Life Global Funding, (ICE LIBOR USD 3 Month + 0.39%), 3.17%, 10/24/2019(a)(g)	15,000,000	15,028,378

		22,027,828

Media 0.7%
Charter Communications Operating LLC, 3.58%, 7/23/2020	5,000,000	5,036,347
Comcast Corp., 3.70%, 4/15/2024	7,500,000	7,747,687

		12,784,034

Oil, Gas & Consumable Fuels 3.4%
BP Capital Markets America, Inc., 3.79%, 2/6/2024	5,000,000	5,188,863
BP Capital Markets plc, 3.81%, 2/10/2024	5,000,000	5,197,942
Continental Resources, Inc., 4.50%, 4/15/2023	3,000,000	3,105,545
3.80%, 6/1/2024(f)	4,500,000	4,529,430
Energy Transfer Operating LP, 4.25%, 3/15/2023(f)	9,000,000	9,233,705
5.88%, 1/15/2024	3,500,000	3,820,451
Marathon Oil Corp., 3.85%, 6/1/2025(f)	5,000,000	5,061,641

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP, 4.50%, 7/15/2023	$5,000,000	$5,241,584
NGPL PipeCo LLC, 4.38%, 8/15/2022(a)	750,000	759,375
Noble Energy, Inc., 3.90%, 11/15/2024(f)	7,250,000	7,317,643
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024(f)	6,000,000	6,612,181
Williams Cos., Inc. (The), 3.90%, 1/15/2025	4,500,000	4,593,129

		60,661,489

Pharmaceuticals 0.9%
Allergan Funding SCS, 3.45%, 3/15/2022(f)	10,000,000	10,090,051
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/2021	6,000,000	5,720,242

		15,810,293

Semiconductors & Semiconductor Equipment 0.4%
QUALCOMM, Inc., 2.60%, 1/30/2023(f)	8,000,000	7,906,249

Thrifts & Mortgage Finance 0.7%
BPCE SA, 4.00%, 9/12/2023(a)	3,000,000	3,043,776
5.70%, 10/22/2023(a)	8,000,000	8,524,416

		11,568,192

Trading Companies & Distributors 0.5%
GATX Corp., 2.60%, 3/30/2020	9,000,000	8,971,983

Total Corporate Bonds (cost $540,217,520)		542,173,566

Loan Participations 0.7%

	Principal Amount	Value

IT Services 0.2%
First Data Corp., 1st Lien New Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.49%, 7/8/2022(g)	3,389,641	3,381,099

Software 0.5%
TIBCO Software, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 12/4/2020(g)	9,603,500	9,555,483

Total Loan Participation (cost $12,840,291)		12,936,582

Mortgage-Backed Securities 0.8%

	Principal Amount	Value
FHLMC Non Gold Pool
Pool# 1Q0648 4.61%, 6/1/2037(b)	576,433	601,794
Pool# 1B3601 4.82%, 10/1/2037(b)	135,487	142,379
FNMA Pool
Pool# 747271 4.64%, 7/1/2034(b)	367,070	386,032
Pool# 886345 4.35%, 8/1/2036(b)	67,154	68,288
Pool# 949691 4.48%, 9/1/2037(b)	235,803	235,759
Pool# AS8483
Pool# BN0906 4.00%, 11/1/2048	12,926,010	13,347,698

Total Mortgage-Backed Securities (cost $14,537,571)		14,781,950

U.S. Treasury Obligations 34.9%

	Principal Amount	Value
U.S. Treasury Bonds, 7.13%, 2/15/2023(f)	5,000,000	5,898,828
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2019 (h)	11,000,000	11,823,651
0.13%, 4/15/2022 (h)	15,000,000	15,364,745
0.13%, 7/15/2022 (h)	73,000,000	79,475,016
0.63%, 1/15/2026 (h)	75,000,000	80,338,605
U.S. Treasury Notes 1.50%, 10/31/2019	1,000,000	994,414
1.75%, 11/30/2019	15,000,000	14,932,031
1.13%, 3/31/2020(f)(i)	3,000,000	2,962,852
1.38%, 3/31/2020(f)	7,000,000	6,928,633
3.50%, 5/15/2020	16,500,000	16,697,871
2.50%, 5/31/2020	9,000,000	9,011,250
2.63%, 7/31/2020	22,500,000	22,572,070
1.50%, 8/15/2020	20,000,000	19,759,375
2.63%, 8/15/2020	10,000,000	10,033,203
1.63%, 10/15/2020	1,000,000	989,023
1.75%, 11/15/2020	8,000,000	7,924,688
2.38%, 12/31/2020	17,000,000	17,013,945
2.50%, 12/31/2020	13,000,000	13,039,102
2.50%, 1/31/2021	41,000,000	41,140,938
2.38%, 3/15/2021	3,000,000	3,005,039
2.38%, 4/15/2021	11,000,000	11,019,336
1.38%, 4/30/2021(f)	10,000,000	9,817,187
2.63%, 5/15/2021	4,000,000	4,027,969
2.13%, 8/15/2021	8,000,000	7,973,125
1.75%, 11/30/2021	57,000,000	56,263,008
2.00%, 11/30/2022	10,000,000	9,917,969
2.13%, 12/31/2022	5,135,000	5,113,938
2.00%, 5/31/2024	51,000,000	50,366,484
2.38%, 8/15/2024	50,000,000	50,251,953
2.25%, 10/31/2024	10,000,000	9,983,984
2.25%, 11/15/2024	15,000,000	14,970,703
2.00%, 8/15/2025	15,000,000	14,721,680
2.25%, 11/15/2025	4,000,000	3,981,875

Total U.S. Treasury Obligations (cost $627,160,061)		628,314,490

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Short Term Bond Fund

Repurchase Agreements 0.9%

	Principal Amount	Value
Bank of America NA 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $3,000,651, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $3,060,000.(j)	$3,000,000	$3,000,000
Deutsche Bank Securities, Inc. 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $1,005,989, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $1,020,000.(j)(k)	1,000,000	1,000,000
ML Pierce Fenner & Smith, Inc. 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $7,432,025, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $7,579,023.(j)	7,430,415	7,430,415
NatWest Markets Securities, Inc. 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $2,000,961, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $2,040,428.(j)	2,000,000	2,000,000
Pershing LLC 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $3,200,681, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $3,264,000.(j)	3,200,000	3,200,000

Total Repurchase Agreements (cost $16,630,415)		16,630,415

Total Investments (cost $1,810,556,365) — 100.8%		1,813,361,876
Liabilities in excess of other assets — (0.8)%		(13,720,436)

NET ASSETS — 100.0%		$1,799,641,440

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $603,131,211 which represents 33.51% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.

(c)	Fair valued security.
(d)	Value determined using significant unobservable inputs.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2019.
(f)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $62,893,625, which was collateralized by cash used to purchase repurchase agreements with a total value of $16,630,415 and by $48,354,332, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 4/18/2019 - 11/15/2048, a total value of $64,984,747.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.
(h)	Principal amounts are not adjusted for inflation.
(i)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(j)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $16,630,415.
(k)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Short Term Bond Fund

Futures contracts outstanding as of March 31, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	2,669	6/2019	USD	568,747,219	2,192,880

					2,192,880

Short Contracts
U.S. Treasury 10 Year Note	(427)	6/2019	USD	(53,041,406)	(714,210)
U.S. Treasury 10 Year Ultra Note	(347)	6/2019	USD	(46,075,094)	(36,075)
U.S. Treasury 5 Year Note	(1,584)	6/2019	USD	(183,471,750)	(1,612,789)

					(2,363,074)

					(170,194)

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Short Term Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$464,821,839	$1,003,510	$465,825,349
Collateralized Mortgage Obligations	—	91,536,524	—	91,536,524
Commercial Mortgage-Backed Securities	—	41,163,000	—	41,163,000
Corporate Bonds	—	542,173,566	—	542,173,566
Futures Contracts	2,192,880	—	—	2,192,880
Loan Participations	—	12,936,582	—	12,936,582
Mortgage-Backed Securities	—	14,781,950	—	14,781,950
Repurchase Agreements	—	16,630,415	—	16,630,415
U.S. Treasury Obligations	—	628,314,490	—	628,314,490

Total Assets	$2,192,880	$1,812,358,366	$1,003,510	$1,815,554,756

Liabilities:
Futures Contracts	$(2,363,074)	$—	$—	$(2,363,074)

Total Liabilities	$(2,363,074)	$—	$—	$(2,363,074)

Total	$(170,194)	$1,812,358,366	$1,003,510	$1,813,191,682

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Short Term Bond Fund

	Asset-Backed Securities	Total
Balance as of 12/31/2018	$1,266,441	$1,266,441
Accrued Accretion/(Amortization)	114	114
Realized Gain (Loss)	576	576
Purchases	—	—
Change in Unrealized Appreciation/Depreciation	(7,170)	(7,170)
Sales	(256,451)	(256,451)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2019	$1,003,510	$1,003,510

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 12/31/2019	$(7,170)	$(7,170)

Amounts designated as “—” are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Assets:		Fair Value
Futures Contracts Interest rate risk	Unrealized appreciation from futures contracts	$2,192,880

Total		$2,192,880

Liabilities:
Futures Contracts Interest rate risk	Unrealized depreciation from futures contracts	$(2,363,074)

Total		$(2,363,074)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 96.0%

	Shares	Value
Aerospace & Defense 1.0%
AAR Corp.	5,031	$163,558
Aerojet Rocketdyne Holdings, Inc.*(a)	11,263	400,174
Aerovironment, Inc.*(a)	3,296	225,479
Astronics Corp.*	3,321	108,663
Axon Enterprise, Inc.*	8,933	486,045
Cubic Corp.(a)	4,731	266,071
Ducommun, Inc.*	1,679	73,070
KeyW Holding Corp. (The)*	7,649	65,934
Kratos Defense & Security Solutions, Inc.*	13,690	213,975
Maxar Technologies, Inc.	8,655	34,793
Mercury Systems, Inc.*	7,303	467,976
Moog, Inc., Class A	4,988	433,707
National Presto Industries, Inc.	763	82,824
Triumph Group, Inc.(a)	7,352	140,129
Vectrus, Inc.*	1,733	46,081
Wesco Aircraft Holdings, Inc.*	8,050	70,760

		3,279,239

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	9,071	209,087
Atlas Air Worldwide Holdings, Inc.*(a)	3,712	187,679
Echo Global Logistics, Inc.*	4,347	107,719
Forward Air Corp.(a)	4,298	278,209
Hub Group, Inc., Class A*	5,079	207,477
Radiant Logistics, Inc.*	5,523	34,795

		1,024,966

Airlines 0.5%
Allegiant Travel Co.	2,005	259,587
Hawaiian Holdings, Inc.(a)	7,566	198,608
Mesa Air Group, Inc.*	1,737	14,487
SkyWest, Inc.	7,918	429,868
Spirit Airlines, Inc.*	10,515	555,823

		1,458,373

Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*(a)	17,320	247,849
Cooper Tire & Rubber Co.(a)	7,884	235,653
Cooper-Standard Holdings, Inc.*	2,754	129,328
Dana, Inc.	22,733	403,283
Dorman Products, Inc.*(a)	4,175	367,776
Fox Factory Holding Corp.*(a)	5,607	391,873
Gentherm, Inc.*	5,415	199,597
LCI Industries	3,798	291,762
Modine Manufacturing Co.*	7,513	104,205
Motorcar Parts of America, Inc.*(a)	2,957	55,799
Shiloh Industries, Inc.*	2,111	11,611
Standard Motor Products, Inc.	3,300	162,030
Stoneridge, Inc.*(a)	4,269	123,203
Superior Industries International, Inc.	3,567	16,979
Tenneco, Inc., Class A(a)	7,878	174,576
Tower International, Inc.	3,118	65,572

		2,981,096

Automobiles 0.0%†
Winnebago Industries, Inc.	4,808	149,769

Banks 8.5%
1st Constitution Bancorp	1,027	18,250
1st Source Corp.	2,439	109,535
ACNB Corp.	1,014	37,518
Allegiance Bancshares, Inc.*	1,943	65,518
Amalgamated Bank, Class A	1,933	30,251
American National Bankshares, Inc.	1,205	42,079
Ameris Bancorp	6,581	226,057
Ames National Corp.	1,270	34,811
Arrow Financial Corp.	1,897	62,392
Atlantic Capital Bancshares, Inc.*	3,965	70,696
Auburn National Bancorporation, Inc.	340	13,406
Banc of California, Inc.	6,930	95,911
BancFirst Corp.	2,801	146,072
Bancorp, Inc. (The)*	8,246	66,628
BancorpSouth Bank(a)	14,637	413,056
Bank of Commerce Holdings	2,320	24,476
Bank of Marin Bancorp	2,106	85,693
Bank of NT Butterfield & Son Ltd. (The)	8,485	304,442
Bank of Princeton (The)	883	28,018
Bankwell Financial Group, Inc.	868	25,328
Banner Corp.	4,981	269,821
Bar Harbor Bankshares	2,370	61,312
Baycom Corp.*	1,490	33,734
BCB Bancorp, Inc.	2,105	28,207
Berkshire Hills Bancorp, Inc.	6,328	172,375
Blue Hills Bancorp, Inc.	3,574	85,419
Boston Private Financial Holdings, Inc.	12,064	132,221
Bridge Bancorp, Inc.	2,549	74,686
Brookline Bancorp, Inc.	11,654	167,818
Bryn Mawr Bank Corp.	3,099	111,967
Business First Bancshares, Inc.	1,785	43,804
Byline Bancorp, Inc.*	2,425	44,814
C&F Financial Corp.	473	23,934
Cadence Bancorp(a)	18,693	346,755
Cambridge Bancorp	533	44,159
Camden National Corp.	2,479	103,424
Capital Bancorp, Inc.*	1,105	12,840
Capital City Bank Group, Inc.	1,775	38,659
Capstar Financial Holdings, Inc.	1,318	19,032
Carolina Financial Corp.	3,266	112,971
Cathay General Bancorp(a)	12,022	407,666
CB Financial Services, Inc.	669	15,875
CBTX, Inc.	2,652	86,110
CenterState Bank Corp.	14,245	339,173
Central Pacific Financial Corp.	4,215	121,561
Central Valley Community Bancorp	1,781	34,819
Century Bancorp, Inc., Class A	418	30,514
Chemical Financial Corp.	11,089	456,423
Chemung Financial Corp.	471	22,104
Citizens & Northern Corp.	1,745	43,695
City Holding Co.(a)	2,463	187,656
Civista Bancshares, Inc.	2,148	46,891
CNB Financial Corp.	2,150	54,330
Coastal Financial Corp.*	1,054	17,907
Codorus Valley Bancorp, Inc.	1,302	27,798
Columbia Banking System, Inc.(a)	11,365	371,522
Community Bank System, Inc.(a)	7,552	451,383
Community Bankers Trust Corp.	3,186	23,322
Community Financial Corp. (The)	755	21,419
Community Trust Bancorp, Inc.	2,362	96,984
ConnectOne Bancorp, Inc.	4,868	95,900

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Banks (continued)
County Bancorp, Inc.	688	$12,109
Customers Bancorp, Inc.*	4,558	83,457
CVB Financial Corp.	17,393	366,123
Eagle Bancorp, Inc.*	4,958	248,892
Enterprise Bancorp, Inc.	1,497	43,009
Enterprise Financial Services Corp.	3,352	136,661
Equity Bancshares, Inc., Class A*	2,077	59,818
Esquire Financial Holdings, Inc.*	928	21,121
Evans Bancorp, Inc.	666	23,743
Farmers & Merchants Bancorp, Inc.	1,290	38,829
Farmers National Banc Corp.	3,795	52,333
FB Financial Corp.	2,457	78,034
Fidelity D&D Bancorp, Inc.(a)	444	26,249
Fidelity Southern Corp.	3,442	94,276
Financial Institutions, Inc.	2,362	64,199
First Bancorp, Inc.	1,508	37,579
First Bancorp/NC	4,592	159,618
First Bancorp/PR	33,221	380,713
First Bancshares, Inc. (The)	1,924	59,452
First Bank	2,389	27,545
First Busey Corp.	6,794	165,774
First Business Financial Services, Inc.	1,192	23,864
First Choice Bancorp	1,299	27,928
First Commonwealth Financial Corp.(a)	14,809	186,593
First Community Bancshares, Inc.	2,411	79,901
First Community Corp.	1,028	19,604
First Financial Bancorp(a)	14,842	357,099
First Financial Bankshares, Inc.(a)	9,967	575,893
First Financial Corp.	1,851	77,742
First Financial Northwest, Inc.	1,187	18,695
First Foundation, Inc.	5,753	78,068
First Guaranty Bancshares, Inc.	660	13,530
First Internet Bancorp	1,536	29,691
First Interstate BancSystem, Inc., Class A	5,113	203,600
First Merchants Corp.	7,622	280,871
First Mid-Illinois Bancshares, Inc.	2,073	69,072
First Midwest Bancorp, Inc.	16,432	336,199
First Northwest Bancorp	1,455	22,654
First of Long Island Corp. (The)	3,702	81,185
First Savings Financial Group, Inc.(a)	317	17,134
First United Corp.	990	17,087
Flushing Financial Corp.	4,261	93,444
Franklin Financial Network, Inc.	1,920	55,699
Fulton Financial Corp.	26,085	403,796
FVCBankcorp, Inc.*(a)	342	5,783
German American Bancorp, Inc.(a)	3,533	103,870
Glacier Bancorp, Inc.(a)	13,002	520,990
Great Southern Bancorp, Inc.	1,669	86,621
Great Western Bancorp, Inc.	8,778	277,297
Guaranty Bancshares, Inc.	1,140	33,311
Hancock Whitney Corp.	13,040	526,816
Hanmi Financial Corp.	4,434	94,311
HarborOne Bancorp, Inc.*	2,252	38,734
Heartland Financial USA, Inc.	4,564	194,655
Heritage Commerce Corp.	6,209	75,129
Heritage Financial Corp.(a)	5,681	171,225
Hilltop Holdings, Inc.	11,095	202,484
Home BancShares, Inc.	24,252	426,108
HomeTrust Bancshares, Inc.	2,494	62,849
Hope Bancorp, Inc.(a)	17,436	228,063
Horizon Bancorp, Inc.	5,753	92,566
Howard Bancorp, Inc.*	1,920	28,435
IBERIABANK Corp.	8,522	611,113
Independent Bank Corp.	7,642	415,911
Independent Bank Group, Inc.	5,078	260,451
International Bancshares Corp.	8,595	326,868
Investar Holding Corp.	1,416	32,157
Investors Bancorp, Inc.	36,951	437,869
Lakeland Bancorp, Inc.	6,597	98,493
Lakeland Financial Corp.(a)	3,792	171,474
LCNB Corp.	1,330	22,809
LegacyTexas Financial Group, Inc.	7,393	276,424
Level One Bancorp, Inc.(a)	959	22,306
Live Oak Bancshares, Inc.(a)	3,772	55,109
Macatawa Bank Corp.	3,916	38,925
Malvern Bancorp, Inc.*	1,288	25,915
MBT Financial Corp.	2,611	26,162
Mercantile Bank Corp.	2,650	86,708
Metropolitan Bank Holding Corp.*	971	33,781
Mid Penn Bancorp, Inc.	883	21,633
Middlefield Banc Corp.	517	21,306
Midland States Bancorp, Inc.	3,278	78,869
MidSouth Bancorp, Inc.(a)	2,114	24,121
MidWestOne Financial Group, Inc.	1,630	44,417
MutualFirst Financial, Inc.	887	26,583
MVB Financial Corp.	1,163	17,736
National Bank Holdings Corp., Class A	4,386	145,878
National Bankshares, Inc.	988	42,336
National Commerce Corp.*	2,732	107,122
NBT Bancorp, Inc.(a)	6,623	238,494
Nicolet Bankshares, Inc.*(a)	1,279	76,228
Northeast Bancorp(a)	1,084	22,417
Northrim BanCorp, Inc.	980	33,732
Norwood Financial Corp.	842	25,967
Oak Valley Bancorp(a)	1,106	19,510
OFG Bancorp	6,620	131,010
Ohio Valley Banc Corp.	594	21,473
Old Line Bancshares, Inc.	2,435	60,705
Old National Bancorp(a)	23,487	385,187
Old Second Bancorp, Inc.	4,512	56,806
Opus Bank	3,063	60,647
Origin Bancorp, Inc.	2,705	92,105
Orrstown Financial Services, Inc.	1,073	19,947
Pacific City Financial Corp.	1,786	31,166
Pacific Mercantile Bancorp*	2,316	17,648
Pacific Premier Bancorp, Inc.(a)	7,083	187,912
Park National Corp.(a)	2,134	202,196
Parke Bancorp, Inc.	1,076	22,478
Peapack Gladstone Financial Corp.	2,756	72,262
Penns Woods Bancorp, Inc.	678	27,866
Peoples Bancorp of North Carolina, Inc.	689	18,327
Peoples Bancorp, Inc.	2,746	85,044
Peoples Financial Services Corp.	1,009	45,647
People’s Utah Bancorp	2,390	63,024
Preferred Bank(a)	2,165	97,360
Premier Financial Bancorp, Inc.	1,727	27,131
QCR Holdings, Inc.	2,031	68,892
RBB Bancorp	2,036	38,277

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Banks (continued)
Reliant Bancorp, Inc.	1,461	$32,610
Renasant Corp.	7,491	253,570
Republic Bancorp, Inc., Class A	1,492	66,722
Republic First Bancorp, Inc.*	7,061	37,070
S&T Bancorp, Inc.(a)	5,350	211,486
Sandy Spring Bancorp, Inc.	5,385	168,443
SB One Bancorp	1,019	22,133
Seacoast Banking Corp. of Florida*	7,006	184,608
Select Bancorp, Inc.*	2,342	26,629
ServisFirst Bancshares, Inc.(a)	7,230	244,085
Shore Bancshares, Inc.	1,824	27,196
Sierra Bancorp	2,274	55,258
Simmons First National Corp., Class A	14,067	344,360
SmartFinancial, Inc.*	1,650	31,201
South State Corp.(a)	5,380	367,669
Southern First Bancshares, Inc.*	1,067	36,139
Southern National Bancorp of Virginia, Inc.	3,119	45,693
Southside Bancshares, Inc.(a)	4,831	160,534
Spirit of Texas Bancshares, Inc.*	1,486	31,503
Stock Yards Bancorp, Inc.	3,348	113,196
Summit Financial Group, Inc.	1,587	42,071
Tompkins Financial Corp.(a)	2,296	174,657
Towne Bank	10,242	253,490
TriCo Bancshares	3,907	153,506
TriState Capital Holdings, Inc.*	3,761	76,837
Triumph Bancorp, Inc.*	3,718	109,272
Trustmark Corp.(a)	10,027	337,208
UMB Financial Corp.	7,046	451,226
Union Bankshares Corp.(a)	11,773	380,621
Union Bankshares, Inc.	574	25,962
United Bankshares, Inc.(a)	15,320	555,197
United Community Banks, Inc.	11,548	287,892
United Security Bancshares	1,958	20,755
Unity Bancorp, Inc.	1,156	21,825
Univest Financial Corp.	4,482	109,630
Valley National Bancorp(a)	50,164	480,571
Veritex Holdings, Inc.	6,862	166,198
Washington Trust Bancorp, Inc.	2,340	112,671
WesBanco, Inc.(a)	8,123	322,889
West Bancorporation, Inc.	2,468	51,038
Westamerica Bancorp(a)	4,004	247,447

		27,762,273

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A*(a)	1,283	378,139
Castle Brands, Inc.*(a)	13,108	9,130
Celsius Holdings, Inc.*(a)	3,368	14,348
Coca-Cola Consolidated, Inc.	731	210,404
Craft Brew Alliance, Inc.*	1,827	25,542
MGP Ingredients, Inc.(a)	2,043	157,617
National Beverage Corp.(a)	1,828	105,530
Primo Water Corp.*	4,990	77,145

		977,855

Biotechnology 6.6%
Abeona Therapeutics, Inc.*(a)	4,556	33,532
ACADIA Pharmaceuticals, Inc.*(a)	17,418	467,673
Acceleron Pharma, Inc.*(a)	6,667	310,482
Achaogen, Inc.*(a)	4,381	1,999
Achillion Pharmaceuticals, Inc.*	21,128	62,539
Acorda Therapeutics, Inc.*(a)	6,672	88,671
Adamas Pharmaceuticals, Inc.*(a)	3,245	23,072
ADMA Biologics, Inc.*(a)	2,813	10,661
Aduro Biotech, Inc.*	9,505	37,830
Adverum Biotechnologies, Inc.*	8,057	42,219
Aeglea BioTherapeutics, Inc.*	3,370	27,128
Agenus, Inc.*(a)	13,730	40,778
AgeX Therapeutics, Inc.*(a)	1,237	5,010
Aimmune Therapeutics, Inc.*(a)	6,698	149,700
Akebia Therapeutics, Inc.*(a)	13,332	109,189
Albireo Pharma, Inc.*(a)	1,347	43,387
Alder Biopharmaceuticals, Inc.*(a)	9,053	123,573
Aldeyra Therapeutics, Inc.*	3,288	29,691
Alector, Inc.*	746	13,965
Allakos, Inc.*	2,163	87,601
Allena Pharmaceuticals, Inc.*	1,722	12,088
Allogene Therapeutics, Inc.*(a)	3,266	94,420
AMAG Pharmaceuticals, Inc.*	5,333	68,689
Amicus Therapeutics, Inc.*(a)	29,414	400,030
AnaptysBio, Inc.*	3,282	239,750
Anika Therapeutics, Inc.*(a)	2,158	65,258
Anthera Pharmaceuticals, Inc.*	—	0
Apellis Pharmaceuticals, Inc.*	5,612	109,434
Aptinyx, Inc.*(a)	2,004	8,116
Arbutus Biopharma Corp.*	5,232	18,731
Arcus Biosciences, Inc.*	4,887	61,039
Ardelyx, Inc.*	6,791	19,015
Arena Pharmaceuticals, Inc.*(a)	7,713	345,774
ArQule, Inc.*	16,299	78,072
Array BioPharma, Inc.*(a)	32,509	792,569
Arrowhead Pharmaceuticals, Inc.*(a)	14,365	263,598
Assembly Biosciences, Inc.*(a)	3,169	62,398
Atara Biotherapeutics, Inc.*	6,518	259,090
Athenex, Inc.*	6,805	83,361
Athersys, Inc.*(a)	17,939	26,908
Audentes Therapeutics, Inc.*	5,680	221,634
AVEO Pharmaceuticals, Inc.*(a)	15,044	12,338
Avid Bioservices, Inc.*	7,481	31,794
Avrobio, Inc.*	1,868	41,189
Bellicum Pharmaceuticals, Inc.*	5,911	19,920
BioCryst Pharmaceuticals, Inc.*(a)	16,616	135,254
Biohaven Pharmaceutical Holding Co. Ltd.*	4,785	246,284
BioSpecifics Technologies Corp.*	887	55,287
BioTime, Inc.*(a)	17,816	23,339
Blueprint Medicines Corp.*(a)	6,330	506,717
Calithera Biosciences, Inc.*	5,666	38,189
Calyxt, Inc.*	924	16,253
Cara Therapeutics, Inc.*(a)	4,896	96,060
CareDx, Inc.*(a)	5,455	171,942
CASI Pharmaceuticals, Inc.*	7,360	21,123
Catalyst Biosciences, Inc.*	1,764	14,306
Catalyst Pharmaceuticals, Inc.*(a)	14,571	74,312
Celcuity, Inc.*	864	18,930
Cellular Biomedicine Group, Inc.*(a)	1,813	31,365
ChemoCentryx, Inc.*	3,569	49,573
Chimerix, Inc.*	6,701	14,072
Clovis Oncology, Inc.*(a)	7,398	183,618

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Biotechnology (continued)
Cohbar, Inc.Reg. S*	3,276	$10,680
Coherus Biosciences, Inc.*	8,066	110,020
Concert Pharmaceuticals, Inc.*	3,165	38,202
Constellation Pharmaceuticals, Inc.*	2,312	31,328
Corbus Pharmaceuticals Holdings, Inc.*(a)	7,751	53,869
Corvus Pharmaceuticals, Inc.*	2,051	8,245
Crinetics Pharmaceuticals, Inc.*(a)	1,397	31,796
CTI BioPharma Corp.*(a)	7,557	7,332
Cue Biopharma, Inc.*	2,617	20,229
Cytokinetics, Inc.*	6,844	55,368
CytomX Therapeutics, Inc.*	6,916	74,347
Deciphera Pharmaceuticals, Inc.*(a)	1,420	32,958
Denali Therapeutics, Inc.*(a)	7,080	164,398
Dicerna Pharmaceuticals, Inc.*	8,190	119,984
Dynavax Technologies Corp.*(a)	9,687	70,812
Eagle Pharmaceuticals, Inc.*	1,642	82,905
Editas Medicine, Inc.*(a)	7,066	172,764
Eidos Therapeutics, Inc.*(a)	2,449	57,429
Emergent BioSolutions, Inc.*	7,068	357,075
Enanta Pharmaceuticals, Inc.*(a)	2,603	248,639
Epizyme, Inc.*	9,425	116,776
Equillium, Inc.*(a)	908	7,264
Esperion Therapeutics, Inc.*(a)	3,555	142,733
Evelo Biosciences, Inc.*(a)	2,164	17,312
Fate Therapeutics, Inc.*	9,425	165,597
Fennec Pharmaceuticals, Inc.*	1,656	8,032
FibroGen, Inc.*	11,673	634,428
Five Prime Therapeutics, Inc.*	5,357	71,784
Flexion Therapeutics, Inc.*	5,219	65,133
Fortress Biotech, Inc.*(a)	4,726	8,412
Forty Seven, Inc.*	2,105	34,017
G1 Therapeutics, Inc.*	3,478	57,735
Genomic Health, Inc.*	3,257	228,153
Geron Corp.*	25,329	42,046
Global Blood Therapeutics, Inc.*(a)	8,229	435,561
GlycoMimetics, Inc.*	5,293	65,951
Gossamer Bio, Inc.*	1,633	35,387
Gritstone Oncology, Inc.*(a)	1,068	14,204
GTx, Inc.*(a)	681	817
Halozyme Therapeutics, Inc.*	19,389	312,163
Harpoon Therapeutics, Inc.*(a)	680	6,440
Heron Therapeutics, Inc.*	10,711	261,777
Homology Medicines, Inc.*	2,631	72,958
Idera Pharmaceuticals, Inc.*(a)	2,541	6,480
Immune Design Corp.*	4,616	27,004
ImmunoGen, Inc.*	22,306	60,449
Immunomedics, Inc.*(a)	22,864	439,217
Inovio Pharmaceuticals, Inc.*(a)	12,936	48,251
Insmed, Inc.*(a)	11,899	345,904
Insys Therapeutics, Inc.*(a)	4,358	20,134
Intellia Therapeutics, Inc.*	5,163	88,184
Intercept Pharmaceuticals, Inc.*(a)	3,404	380,771
Intrexon Corp.*(a)	11,077	58,265
Invitae Corp.*	10,872	254,622
Iovance Biotherapeutics, Inc.*(a)	16,451	156,449
Ironwood Pharmaceuticals, Inc.*(a)	21,859	295,752
Jounce Therapeutics, Inc.*	2,083	12,915
Kadmon Holdings, Inc.*	15,108	39,885
Karyopharm Therapeutics, Inc.*(a)	7,533	43,993
Kezar Life Sciences, Inc.*(a)	1,875	33,263
Kindred Biosciences, Inc.*	5,657	51,875
Kiniksa Pharmaceuticals Ltd., Class A*	1,720	31,063
Kodiak Sciences, Inc.*	1,545	10,089
Kura Oncology, Inc.*	4,268	70,806
La Jolla Pharmaceutical Co.*(a)	3,164	20,345
Lexicon Pharmaceuticals, Inc.*(a)	6,188	34,405
Ligand Pharmaceuticals, Inc.*(a)	3,251	408,683
LogicBio Therapeutics, Inc.*(a)	1,397	13,802
MacroGenics, Inc.*	6,091	109,516
Madrigal Pharmaceuticals, Inc.*(a)	1,078	135,030
Magenta Therapeutics, Inc.*(a)	2,156	35,509
MannKind Corp.*	24,702	48,663
MediciNova, Inc.*(a)	6,197	51,311
MeiraGTx Holdings plc*	1,812	31,221
Mersana Therapeutics, Inc.*	1,970	10,362
Minerva Neurosciences, Inc.*	4,566	35,889
Miragen Therapeutics, Inc.*(a)	3,834	10,697
Mirati Therapeutics, Inc.*(a)	3,288	241,010
Molecular Templates, Inc.*	1,387	8,058
Momenta Pharmaceuticals, Inc.*	14,914	216,700
Mustang Bio, Inc.*(a)	2,269	7,737
Myriad Genetics, Inc.*(a)	10,524	349,397
NantKwest, Inc.*(a)	4,270	6,747
Natera, Inc.*	4,946	101,987
Neon Therapeutics, Inc.*	2,498	16,137
NewLink Genetics Corp.*	4,179	8,065
Novavax, Inc.*(a)	58,860	32,426
Nymox Pharmaceutical Corp.*	4,501	8,867
OPKO Health, Inc.*(a)	49,984	130,458
Organovo Holdings, Inc.*	15,089	14,968
Ovid therapeutics, Inc.*	1,773	3,138
Palatin Technologies, Inc.*(a)	34,121	33,445
PDL BioPharma, Inc.*	21,942	81,624
Pfenex, Inc.*	4,697	29,027
Pieris Pharmaceuticals, Inc.*	7,684	25,741
PolarityTE, Inc.*(a)	1,683	18,008
Portola Pharmaceuticals, Inc.*(a)	10,118	351,095
Principia Biopharma, Inc.*	893	30,362
Progenics Pharmaceuticals, Inc.*	12,893	59,824
Proteostasis Therapeutics, Inc.*(a)	5,451	6,868
Prothena Corp. plc*	6,046	73,338
PTC Therapeutics, Inc.*	7,873	296,340
Puma Biotechnology, Inc.*(a)	4,525	175,525
Ra Pharmaceuticals, Inc.*	2,870	64,288
Radius Health, Inc.*	6,288	125,383
Recro Pharma, Inc.*	2,787	16,332
REGENXBIO, Inc.*(a)	4,985	285,690
Repligen Corp.*	6,074	358,852
Replimune Group, Inc.*(a)	1,851	28,172
Retrophin, Inc.*(a)	6,353	143,768
Rhythm Pharmaceuticals, Inc.*(a)	2,299	63,016
Rigel Pharmaceuticals, Inc.*	26,088	67,046
Rocket Pharmaceuticals, Inc.*	3,605	63,232
Rubius Therapeutics, Inc.*	5,180	93,758
Sangamo Therapeutics, Inc.*(a)	15,758	150,331
Savara, Inc.*	4,348	32,045

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Biotechnology (continued)
Scholar Rock Holding Corp.*	2,175	$40,868
Selecta Biosciences, Inc.*(a)	6,316	14,969
Seres Therapeutics, Inc.*(a)	2,943	20,218
Solid Biosciences, Inc.*	1,823	16,772
Sorrento Therapeutics, Inc.*	16,506	78,404
Spark Therapeutics, Inc.*	4,817	548,560
Spectrum Pharmaceuticals, Inc.*	15,668	167,491
Spero Therapeutics, Inc.*	1,309	16,768
Spring Bank Pharmaceuticals, Inc.*	2,174	22,805
Stemline Therapeutics, Inc.*	5,769	74,132
Surface Oncology, Inc.*	1,838	8,767
Sutro Biopharma, Inc.*	1,070	12,187
Syndax Pharmaceuticals, Inc.*	2,487	13,057
Synlogic, Inc.*	2,288	17,366
Synthorx, Inc.*	1,071	21,816
Syros Pharmaceuticals, Inc.*	3,629	33,169
T2 Biosystems, Inc.*(a)	5,308	13,960
TG Therapeutics, Inc.*(a)	10,038	80,706
Tocagen, Inc.*	3,315	36,034
Translate Bio, Inc.*(a)	4,310	43,919
Twist Bioscience Corp.*	796	18,451
Tyme Technologies, Inc.*(a)	15,962	28,093
Ultragenyx Pharmaceutical, Inc.*(a)	8,141	564,660
UNITY Biotechnology, Inc.*(a)	3,817	30,956
Unum Therapeutics, Inc.*(a)	3,144	13,802
Vanda Pharmaceuticals, Inc.*	7,979	146,814
Veracyte, Inc.*	4,387	109,763
Verastem, Inc.*(a)	10,332	30,583
Vericel Corp.*(a)	6,676	116,897
Viking Therapeutics, Inc.*(a)	9,174	91,190
Vital Therapies, Inc.*(a)	4,514	890
Voyager Therapeutics, Inc.*	3,168	60,636
X4 Pharmaceuticals, Inc.*(a)	110	1,915
Xencor, Inc.*(a)	7,260	225,496
XOMA Corp.*(a)	963	11,922
Y-mAbs Therapeutics, Inc.*(a)	1,104	28,936
Zafgen, Inc.*(a)	4,591	12,579
ZIOPHARM Oncology, Inc.*(a)	20,444	78,709

		21,387,468

Building Products 1.1%
AAON, Inc.(a)	6,413	296,152
Advanced Drainage Systems, Inc.	5,625	144,956
American Woodmark Corp.*	2,187	180,712
Apogee Enterprises, Inc.(a)	3,784	141,862
Armstrong Flooring, Inc.*	3,128	42,541
Builders FirstSource, Inc.*	17,564	234,304
Caesarstone Ltd.(a)	3,562	55,603
Continental Building Products, Inc.*	5,730	142,047
CSW Industrials, Inc.*	2,103	120,481
Gibraltar Industries, Inc.*(a)	4,963	201,547
Griffon Corp.(a)	5,288	97,722
Insteel Industries, Inc.	2,859	59,810
JELD-WEN Holding, Inc.*	10,563	186,543
Masonite International Corp.*	4,077	203,402
NCI Building Systems, Inc.*	6,181	38,075
Patrick Industries, Inc.*(a)	3,601	163,197
PGT Innovations, Inc.*	8,653	119,844
Quanex Building Products Corp.	4,647	73,841
Simpson Manufacturing Co., Inc.	6,441	381,758
Trex Co., Inc.*	9,026	555,279
Universal Forest Products, Inc.	9,319	278,545

		3,718,221

Capital Markets 1.2%
Artisan Partners Asset Management, Inc., Class A	7,452	187,567
Ashford, Inc.*	121	6,719
Associated Capital Group, Inc., Class A	391	15,468
B. Riley Financial, Inc.(a)	3,017	50,354
Blucora, Inc.*	7,396	246,878
BrightSphere Investment Group plc	12,589	170,707
Cohen & Steers, Inc.(a)	3,432	145,071
Cowen, Inc.*(a)	4,318	62,568
Diamond Hill Investment Group, Inc.	515	72,100
Donnelley Financial Solutions, Inc.*	5,319	79,147
Federated Investors, Inc., Class B(a)	15,054	441,233
Focus Financial Partners, Inc., Class A*	4,018	143,202
GAIN Capital Holdings, Inc.(a)	4,075	25,591
GAMCO Investors, Inc., Class A	861	17,650
Greenhill & Co., Inc.	2,718	58,464
Hamilton Lane, Inc., Class A	2,555	111,347
Houlihan Lokey, Inc.	5,259	241,125
INTL. FCStone, Inc.*	2,317	89,807
Ladenburg Thalmann Financial Services, Inc.	14,999	42,447
Moelis & Co., Class A	6,931	288,399
Oppenheimer Holdings, Inc., Class A	1,396	36,324
Piper Jaffray Cos.	2,196	159,935
PJT Partners, Inc., Class A	3,098	129,496
Pzena Investment Management, Inc., Class A	2,445	19,780
Safeguard Scientifics, Inc.*	2,896	31,422
Siebert Financial Corp.*(a)	996	11,763
Silvercrest Asset Management Group, Inc., Class A	1,463	20,848
Stifel Financial Corp.	10,571	557,726
Value Line, Inc.	289	7,135
Virtus Investment Partners, Inc.	1,057	103,110
Waddell & Reed Financial, Inc., Class A	11,104	191,988
Westwood Holdings Group, Inc.	1,287	45,392
WisdomTree Investments, Inc.	17,798	125,654

		3,936,417

Chemicals 1.9%
Advanced Emissions Solutions, Inc.	2,872	33,200
AdvanSix, Inc.*	4,664	133,251
AgroFresh Solutions, Inc.*(a)	4,682	15,638
American Vanguard Corp.	4,564	78,592
Amyris, Inc.*	4,750	9,928
Balchem Corp.(a)	4,874	452,307
Chase Corp.	1,126	104,200
Ferro Corp.*(a)	12,928	244,727
Flotek Industries, Inc.*(a)	7,980	25,855
FutureFuel Corp.	4,080	54,672
GCP Applied Technologies, Inc.*	11,176	330,810
Hawkins, Inc.	1,505	55,429
HB Fuller Co.	7,871	382,845

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Chemicals (continued)
Ingevity Corp.*	6,494	$685,831
Innophos Holdings, Inc.	2,941	88,642
Innospec, Inc.	3,766	313,896
Intrepid Potash, Inc.*	14,844	56,259
Koppers Holdings, Inc.*	3,201	83,162
Kraton Corp.*	4,817	155,011
Kronos Worldwide, Inc.	3,522	49,378
Livent Corp.*	23,124	283,963
LSB Industries, Inc.*	3,153	19,675
Marrone Bio Innovations, Inc.*	7,916	12,111
Minerals Technologies, Inc.	5,500	323,345
OMNOVA Solutions, Inc.*	6,803	47,757
PolyOne Corp.	12,412	363,796
PQ Group Holdings, Inc.*	5,687	86,272
Quaker Chemical Corp.(a)	2,030	406,670
Rayonier Advanced Materials, Inc.(a)	7,874	106,771
Sensient Technologies Corp.(a)	6,613	448,295
Stepan Co.	3,150	275,688
Trecora Resources*(a)	3,221	29,279
Tredegar Corp.	4,022	64,915
Trinseo SA	6,659	301,653
Tronox Holdings plc, Class A(a)	14,551	191,346
Valhi, Inc.	3,667	8,471

		6,323,640

Commercial Services & Supplies 2.4%
ABM Industries, Inc.(a)	10,284	373,823
ACCO Brands Corp.	16,085	137,688
Advanced Disposal Services, Inc.*	11,152	312,256
Brady Corp., Class A(a)	7,406	343,712
BrightView Holdings, Inc.*	4,455	64,152
Brink’s Co. (The)	7,695	580,280
Casella Waste Systems, Inc., Class A*	6,586	234,198
CECO Environmental Corp.*	4,347	31,298
Charah Solutions, Inc.*	1,374	8,794
Cimpress NV*	3,423	274,285
CompX International, Inc.	256	3,745
Covanta Holding Corp.(a)	18,273	316,306
Deluxe Corp.	7,155	312,817
Ennis, Inc.(a)	4,114	85,407
Healthcare Services Group, Inc.(a)	11,514	379,847
Heritage-Crystal Clean, Inc.*	2,302	63,190
Herman Miller, Inc.	8,736	307,332
HNI Corp.	6,747	244,849
Interface, Inc.	9,134	139,933
Kimball International, Inc., Class B	5,619	79,453
Knoll, Inc.	7,525	142,298
LSC Communications, Inc.(a)	4,966	32,428
Matthews International Corp., Class A	4,848	179,134
McGrath RentCorp	3,746	211,911
Mobile Mini, Inc.	6,906	234,390
MSA Safety, Inc.	5,222	539,955
Multi-Color Corp.	2,156	107,563
NL Industries, Inc.*	1,098	4,260
PICO Holdings, Inc.*	3,189	31,571
Pitney Bowes, Inc.	29,243	200,899
Quad/Graphics, Inc.	4,856	57,786
RR Donnelley & Sons Co.(a)	10,977	51,811
SP Plus Corp.*	3,518	120,034
Steelcase, Inc., Class A	13,186	191,856
Team, Inc.*(a)	4,662	81,585
Tetra Tech, Inc.	8,478	505,204
UniFirst Corp.	2,371	363,949
US Ecology, Inc.	3,397	190,164
Viad Corp.	3,163	178,045
VSE Corp.	1,347	42,538

		7,760,746

Communications Equipment 1.6%
Acacia Communications, Inc.*	4,252	243,852
ADTRAN, Inc.	7,444	101,983
Aerohive Networks, Inc.*	4,650	21,065
Applied Optoelectronics, Inc.*(a)	2,957	36,075
CalAmp Corp.*	5,396	67,882
Calix, Inc.*	6,872	52,914
Casa Systems, Inc.*	4,162	34,545
Ciena Corp.*	22,025	822,414
Clearfield, Inc.*	1,689	24,828
Comtech Telecommunications Corp.	3,573	82,965
DASAN Zhone Solutions, Inc.*	858	9,172
Digi International, Inc.*	4,174	52,885
Extreme Networks, Inc.*	18,196	136,288
Finisar Corp.*	18,237	422,551
Harmonic, Inc.*(a)	12,914	69,994
Infinera Corp.*	23,429	101,682
InterDigital, Inc.	5,065	334,189
KVH Industries, Inc.*	2,271	23,141
Lumentum Holdings, Inc.*	11,691	661,009
NETGEAR, Inc.*	4,855	160,798
NetScout Systems, Inc.*(a)	11,657	327,212
Plantronics, Inc.(a)	5,153	237,605
Quantenna Communications, Inc.*	5,358	130,360
Ribbon Communications, Inc.*	7,889	40,628
ViaSat, Inc.*(a)	8,498	658,595
Viavi Solutions, Inc.*	35,335	437,447

		5,292,079

Construction & Engineering 1.0%
Aegion Corp.*	5,083	89,308
Ameresco, Inc., Class A*	2,940	47,569
Argan, Inc.	2,244	112,088
Comfort Systems USA, Inc.	5,695	298,361
Dycom Industries, Inc.*(a)	4,694	215,642
EMCOR Group, Inc.	8,658	632,727
Granite Construction, Inc.(a)	6,832	294,801
Great Lakes Dredge & Dock Corp.*	9,213	82,088
HC2 Holdings, Inc.*(a)	6,027	14,766
IES Holdings, Inc.*	1,269	22,550
Infrastructure and Energy Alternatives, Inc.*	2,512	13,163
KBR, Inc.	21,921	418,472
MasTec, Inc.*(a)	9,672	465,223
MYR Group, Inc.*	2,509	86,887
Northwest Pipe Co.*	1,386	33,264
NV5 Global, Inc.*(a)	1,422	84,410
Orion Group Holdings, Inc.*	4,033	11,776
Primoris Services Corp.	6,497	134,358
Sterling Construction Co., Inc.*	4,306	53,911
Tutor Perini Corp.*(a)	5,937	101,642

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Construction & Engineering (continued)
WillScot Corp.*	6,136	$68,048

		3,281,054

Construction Materials 0.1%
Forterra, Inc.*(a)	2,705	11,415
Summit Materials, Inc., Class A*(a)	17,428	276,582
United States Lime & Minerals, Inc.	290	22,365
US Concrete, Inc.*(a)	2,500	103,550

		413,912

Consumer Finance 0.6%
Curo Group Holdings Corp.*(a)	1,764	17,693
Elevate Credit, Inc.*	3,319	14,404
Encore Capital Group, Inc.*(a)	4,042	110,064
Enova International, Inc.*	5,234	119,440
EZCORP, Inc., Class A*	7,782	72,528
FirstCash, Inc.	6,581	569,256
Green Dot Corp., Class A*	7,509	455,421
LendingClub Corp.*(a)	49,371	152,556
Nelnet, Inc., Class A	2,894	159,373
PRA Group, Inc.*(a)	6,919	185,498
Regional Management Corp.*	1,473	35,971
World Acceptance Corp.*	935	109,517

		2,001,721

Containers & Packaging 0.1%
Greif, Inc., Class A	3,948	162,855
Greif, Inc., Class B	825	40,334
Myers Industries, Inc.	5,302	90,717
UFP Technologies, Inc.*	941	35,194

		329,100

Distributors 0.1%
Core-Mark Holding Co., Inc.	7,095	263,438
Funko, Inc., Class A*(a)	1,631	35,425
Weyco Group, Inc.	905	28,019

		326,882

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.*	8,816	408,357
American Public Education, Inc.*	2,477	74,607
Career Education Corp.*	10,562	174,484
Carriage Services, Inc.	2,897	55,767
Chegg, Inc.*(a)	16,653	634,812
Houghton Mifflin Harcourt Co.*	15,761	114,583
K12, Inc.*	5,810	198,295
Laureate Education, Inc., Class A*	14,733	220,553
Regis Corp.*	4,630	91,072
Sotheby’s*	5,021	189,543
Strategic Education, Inc.(a)	3,189	418,748
Weight Watchers International, Inc.*	5,990	120,699

		2,701,520

Diversified Financial Services 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	4,686	93,345
Cannae Holdings, Inc.*	10,715	259,946
FGL Holdings	22,994	180,963
Marlin Business Services Corp.	1,273	27,369
On Deck Capital, Inc.*	8,123	44,027

		605,650

Diversified Telecommunication Services 0.5%
ATN International, Inc.	1,607	90,619
Cincinnati Bell, Inc.*	7,127	67,991
Cogent Communications Holdings, Inc.	6,509	353,113
Consolidated Communications Holdings, Inc.(a)	10,904	118,963
Frontier Communications Corp.*(a)	15,719	31,281
Intelsat SA*(a)	8,659	135,600
Iridium Communications, Inc.*	14,919	394,458
Ooma, Inc.*	2,962	39,217
ORBCOMM, Inc.*(a)	11,369	77,082
pdvWireless, Inc.*	1,455	51,158
Vonage Holdings Corp.*	34,366	345,035

		1,704,517

Electric Utilities 1.2%
ALLETE, Inc.	7,913	650,686
El Paso Electric Co.	6,294	370,213
IDACORP, Inc.	7,768	773,227
MGE Energy, Inc.(a)	5,427	368,873
Otter Tail Corp.(a)	6,123	305,048
PNM Resources, Inc.	12,204	577,737
Portland General Electric Co.	13,752	712,904
Spark Energy, Inc., Class A	1,698	15,129

		3,773,817

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,096	37,680
Atkore International Group, Inc.*	6,065	130,579
AZZ, Inc.	4,018	164,457
Babcock & Wilcox Enterprises, Inc.*(a)	4,943	2,033
Encore Wire Corp.	3,165	181,101
Energous Corp.*(a)	3,434	21,772
EnerSys	6,662	434,096
Enphase Energy, Inc.*(a)	13,443	124,079
FuelCell Energy, Inc.*(a)	11,942	2,940
Generac Holdings, Inc.*	9,222	472,443
Plug Power, Inc.*(a)	33,038	79,291
Powell Industries, Inc.	1,374	36,480
Preformed Line Products Co.	444	23,572
Sunrun, Inc.*(a)	15,023	211,223
Thermon Group Holdings, Inc.*	5,088	124,707
TPI Composites, Inc.*	2,263	64,767
Vicor Corp.*(a)	2,714	84,188
Vivint Solar, Inc.*(a)	6,782	33,707

		2,229,115

Electronic Equipment, Instruments & Components 2.5%
Anixter International, Inc.*	4,581	257,040
Arlo Technologies, Inc.*	11,115	45,905
AVX Corp.	7,253	125,767
Badger Meter, Inc.	4,439	246,986
Bel Fuse, Inc., Class B	1,401	35,417
Belden, Inc.(a)	6,281	337,290
Benchmark Electronics, Inc.	6,753	177,266
Control4 Corp.*	4,044	68,465
CTS Corp.	5,021	147,467
Daktronics, Inc.	5,588	41,631
ePlus, Inc.*	2,080	184,163
Fabrinet*	5,602	293,321
FARO Technologies, Inc.*	2,645	116,142
Fitbit, Inc., Class A*(a)	33,244	196,804
II-VI, Inc.*(a)	9,767	363,723
Insight Enterprises, Inc.*	5,460	300,628
Iteris, Inc.*	3,704	15,446

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Itron, Inc.*	5,269	$245,799
KEMET Corp.	8,767	148,776
Kimball Electronics, Inc.*	4,025	62,347
Knowles Corp.*(a)	13,579	239,398
Maxwell Technologies, Inc.*	6,365	28,451
Mesa Laboratories, Inc.	521	120,090
Methode Electronics, Inc.	5,497	158,204
MTS Systems Corp.(a)	2,785	151,671
Napco Security Technologies, Inc.*	1,749	36,274
nLight, Inc.*	3,485	77,646
Novanta, Inc.*	5,089	431,191
OSI Systems, Inc.*	2,611	228,724
PAR Technology Corp.*	1,769	43,270
Park Electrochemical Corp.(a)	2,990	46,943
PC Connection, Inc.	1,793	65,749
Plexus Corp.*	4,539	276,652
Rogers Corp.*(a)	2,803	445,341
Sanmina Corp.*	10,536	303,964
ScanSource, Inc.*	3,915	140,235
SYNNEX Corp.	6,353	606,013
Tech Data Corp.*	5,694	583,122
TTM Technologies, Inc.*(a)	14,581	171,035
Vishay Intertechnology, Inc.	20,597	380,426
Vishay Precision Group, Inc.*	1,607	54,975

		7,999,757

Energy Equipment & Services 1.3%
Archrock, Inc.	19,764	193,292
Basic Energy Services, Inc.*	3,056	11,613
Bristow Group, Inc.*(a)	4,679	5,194
C&J Energy Services, Inc.*	9,816	152,344
Cactus, Inc., Class A*	5,904	210,182
CARBO Ceramics, Inc.*	3,321	11,623
Covia Holdings Corp.*(a)	4,488	25,088
Dawson Geophysical Co.*	3,023	8,857
Diamond Offshore Drilling, Inc.*(a)	10,072	105,655
Dril-Quip, Inc.*(a)	5,347	245,160
Era Group, Inc.*	2,867	33,085
Exterran Corp.*	4,892	82,430
Forum Energy Technologies, Inc.*	12,178	62,230
Frank’s International NV*	11,377	70,651
FTS International, Inc.*	5,014	50,140
Helix Energy Solutions Group, Inc.*	21,868	172,976
Independence Contract Drilling, Inc.*	6,310	17,479
ION Geophysical Corp.*	1,557	22,483
Keane Group, Inc.*	8,188	89,167
Key Energy Services, Inc.*(a)	1,491	6,053
KLX Energy Services Holdings, Inc.*(a)	3,054	76,778
Liberty Oilfield Services, Inc., Class A(a)	6,883	105,929
Mammoth Energy Services, Inc.	1,890	31,469
Matrix Service Co.*	3,729	73,014
McDermott International, Inc.*	27,885	207,464
Natural Gas Services Group, Inc.*	1,796	31,089
NCS Multistage Holdings, Inc.*	1,536	7,956
Newpark Resources, Inc.*	12,945	118,576
Nine Energy Service, Inc.*	2,277	51,574
Noble Corp. plc*(a)	38,339	110,033
Oceaneering International, Inc.*	15,367	242,338
Oil States International, Inc.*(a)	9,266	157,151
Pioneer Energy Services Corp.*	11,015	19,497
Profire Energy, Inc.*	3,381	6,052
ProPetro Holding Corp.*	11,106	250,329
Quintana Energy Services, Inc.*(a)	746	3,223
RigNet, Inc.*	2,183	21,328
Rowan Cos. plc, Class A*(a)	19,811	213,761
SEACOR Holdings, Inc.*	2,660	112,465
SEACOR Marine Holdings, Inc.*	2,349	31,265
Select Energy Services, Inc., Class A*(a)	7,017	84,344
Smart Sand, Inc.*(a)	3,181	14,155
Solaris Oilfield Infrastructure, Inc., Class A(a)	4,165	68,473
Superior Energy Services, Inc.*	23,837	111,319
TETRA Technologies, Inc.*	18,055	42,249
Tidewater, Inc.*	4,531	105,074
Unit Corp.*	8,134	115,828
US Silica Holdings, Inc.	12,171	211,289

		4,199,724

Entertainment 0.5%
AMC Entertainment Holdings, Inc., Class A(a)	8,076	119,929
Eros International plc*	5,419	49,530
Glu Mobile, Inc.*	17,019	186,188
IMAX Corp.*	8,335	189,038
Liberty Media Corp.-Liberty Braves, Class C*	5,568	154,623
Liberty Media Corp-Liberty Braves, Class A*	1,545	43,167
LiveXLive Media, Inc.*(a)	4,730	25,447
Marcus Corp. (The)(a)	2,997	120,030
Reading International, Inc., Class A*	2,427	38,735
Rosetta Stone, Inc.*	3,223	70,422
World Wrestling Entertainment, Inc., Class A	6,596	572,401

		1,569,510

Equity Real Estate Investment Trusts (REITs) 6.7%
Acadia Realty Trust	12,521	341,448
Agree Realty Corp.	5,209	361,192
Alexander & Baldwin, Inc.	10,614	270,020
Alexander’s, Inc.	324	121,879
American Assets Trust, Inc.	5,983	274,380
Americold Realty Trust	19,461	593,755
Armada Hoffler Properties, Inc.	7,657	119,373
Ashford Hospitality Trust, Inc.	13,527	64,253
Bluerock Residential Growth REIT, Inc.	3,714	40,037
Braemar Hotels & Resorts, Inc.	4,559	55,665
BRT Apartments Corp.	1,211	16,809
CareTrust REIT, Inc.	12,400	290,904
CatchMark Timber Trust, Inc., Class A	7,633	74,956
CBL & Associates Properties, Inc.	25,168	39,010
Cedar Realty Trust, Inc.	13,747	46,740
Chatham Lodging Trust	7,130	137,181
Chesapeake Lodging Trust	9,220	256,408
City Office REIT, Inc.	6,372	72,067
Clipper Realty, Inc.	2,339	31,319
Community Healthcare Trust, Inc.	2,763	99,164

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
CoreCivic, Inc.	18,462	$359,086
CorEnergy Infrastructure Trust, Inc.	1,869	68,686
CorePoint Lodging, Inc.	6,430	71,823
Cousins Properties, Inc.	64,548	623,534
DiamondRock Hospitality Co.	32,224	348,986
Easterly Government Properties, Inc.	9,238	166,376
EastGroup Properties, Inc.	5,394	602,186
Essential Properties Realty Trust, Inc.	5,562	108,570
Farmland Partners, Inc.	4,621	29,574
First Industrial Realty Trust, Inc.	19,130	676,437
Four Corners Property Trust, Inc.	10,529	311,658
Franklin Street Properties Corp.	16,580	119,210
Front Yard Residential Corp.	7,665	71,055
GEO Group, Inc. (The)	18,680	358,656
Getty Realty Corp.	5,091	163,065
Gladstone Commercial Corp.	4,644	96,456
Gladstone Land Corp.	1,931	24,427
Global Medical REIT, Inc.	3,449	33,869
Global Net Lease, Inc.	11,713	221,376
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,935	229,093
Healthcare Realty Trust, Inc.	19,021	610,764
Hersha Hospitality Trust	5,534	94,853
Independence Realty Trust, Inc.	13,558	146,291
Industrial Logistics Properties Trust	10,044	202,587
InfraREIT, Inc.	6,872	144,106
Innovative Industrial Properties, Inc.	1,438	117,470
Investors Real Estate Trust	1,864	111,672
iStar, Inc.	10,115	85,168
Jernigan Capital, Inc.	2,837	59,690
Kite Realty Group Trust	12,861	205,647
Lexington Realty Trust	32,879	297,884
LTC Properties, Inc.	6,115	280,067
Mack-Cali Realty Corp.	14,064	312,221
MedEquities Realty Trust, Inc.	4,208	46,835
Monmouth Real Estate Investment Corp.	13,576	178,932
National Health Investors, Inc.	6,254	491,252
National Storage Affiliates Trust	8,799	250,860
New Senior Investment Group, Inc.	11,599	63,215
NexPoint Residential Trust, Inc.	2,792	107,045
NorthStar Realty Europe Corp.	6,954	120,721
Office Properties Income Trust	7,255	200,528
One Liberty Properties, Inc.	2,326	67,454
Pebblebrook Hotel Trust	19,859	616,821
Pennsylvania REIT	11,236	70,674
Physicians Realty Trust	27,883	524,479
Piedmont Office Realty Trust, Inc., Class A	18,909	394,253
PotlatchDeltic Corp.	10,306	389,464
Preferred Apartment Communities, Inc., Class A	6,516	96,567
PS Business Parks, Inc.	3,043	477,234
QTS Realty Trust, Inc., Class A	7,919	356,276
Retail Opportunity Investments Corp.	17,461	302,774
Rexford Industrial Realty, Inc.	14,112	505,351
RLJ Lodging Trust	26,372	463,356
RPT Realty	12,330	148,083
Ryman Hospitality Properties, Inc.	6,836	562,193
Sabra Health Care REIT, Inc.	26,951	524,736
Safehold, Inc.	1,151	25,103
Saul Centers, Inc.	1,823	93,648
Seritage Growth Properties, Class A	5,043	224,111
Spirit MTA REIT	6,369	41,335
STAG Industrial, Inc.	15,210	450,977
Summit Hotel Properties, Inc.	16,073	183,393
Sunstone Hotel Investors, Inc.	34,927	502,949
Tanger Factory Outlet Centers, Inc.	14,283	299,657
Terreno Realty Corp.	9,227	387,903
Tier REIT, Inc.	8,368	239,827
UMH Properties, Inc.	5,247	73,878
Universal Health Realty Income Trust	1,992	150,814
Urban Edge Properties	17,004	323,076
Urstadt Biddle Properties, Inc., Class A	4,743	97,896
Washington Prime Group, Inc.	29,052	164,144
Washington REIT	12,437	352,962
Whitestone REIT	6,013	72,276
Xenia Hotels & Resorts, Inc.	17,514	383,732

		21,685,887

Food & Staples Retailing 0.6%
Andersons, Inc. (The)	4,229	136,301
BJ’s Wholesale Club Holdings, Inc.*	19,478	533,697
Chefs’ Warehouse, Inc. (The)*	3,293	102,248
Ingles Markets, Inc., Class A(a)	2,192	60,543
Natural Grocers by Vitamin Cottage, Inc.*	1,316	15,726
Performance Food Group Co.*	15,623	619,296
PriceSmart, Inc.(a)	3,437	202,371
Rite Aid Corp.*(a)	163,572	103,868
Smart & Final Stores, Inc.*(a)	3,274	16,174
SpartanNash Co.	5,535	87,840
United Natural Foods, Inc.*(a)	7,975	105,429
Village Super Market, Inc., Class A	1,277	34,900
Weis Markets, Inc.(a)	1,484	60,562

		2,078,955

Food Products 1.1%
Alico, Inc.	445	12,109
B&G Foods, Inc.(a)	10,215	249,450
Calavo Growers, Inc.	2,464	206,606
Cal-Maine Foods, Inc.(a)	4,777	213,198
Darling Ingredients, Inc.*	24,976	540,730
Dean Foods Co.(a)	14,177	42,956
Farmer Brothers Co.*	1,486	29,735
Fresh Del Monte Produce, Inc.	4,729	127,825
Freshpet, Inc.*	4,015	169,794
Hostess Brands, Inc.*	15,341	191,763
J&J Snack Foods Corp.(a)	2,336	371,050
John B Sanfilippo & Son, Inc.	1,338	96,162
Lancaster Colony Corp.	2,883	451,737
Landec Corp.*	3,427	42,084
Limoneira Co.	2,345	55,178
Sanderson Farms, Inc.	3,025	398,816
Seneca Foods Corp., Class A*	1,127	27,724
Simply Good Foods Co. (The)*	9,371	192,949
Tootsie Roll Industries, Inc.(a)	2,546	94,819

		3,514,685

Gas Utilities 1.1%
Chesapeake Utilities Corp.	2,458	224,194

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Gas Utilities (continued)
New Jersey Resources Corp.(a)	13,399	$667,136
Northwest Natural Holding Co.	4,415	289,757
ONE Gas, Inc.	8,012	713,308
RGC Resources, Inc.	1,192	31,600
South Jersey Industries, Inc.	14,239	456,645
Southwest Gas Holdings, Inc.	8,195	674,121
Spire, Inc.	7,559	622,030

		3,678,791

Health Care Equipment & Supplies 3.5%
Accuray, Inc.*	12,995	61,986
AngioDynamics, Inc.*	5,640	128,930
Antares Pharma, Inc.*	22,707	68,802
AtriCure, Inc.*	5,679	152,140
Atrion Corp.	221	194,188
Avanos Medical, Inc.*	7,285	310,924
Axogen, Inc.*(a)	5,149	108,438
Axonics Modulation Technologies, Inc.*	1,117	26,752
Cardiovascular Systems, Inc.*	5,212	201,496
Cerus Corp.*	20,332	126,668
CONMED Corp.	3,919	325,982
CryoLife, Inc.*	5,476	159,735
CryoPort, Inc.*	4,011	51,822
Cutera, Inc.*	1,910	33,731
CytoSorbents Corp.*	4,784	36,215
ElectroCore, Inc.*(a)	2,038	14,266
Endologix, Inc.*	1,190	7,866
FONAR Corp.*	897	18,362
GenMark Diagnostics, Inc.*	8,057	57,124
Glaukos Corp.*	5,295	414,969
Globus Medical, Inc., Class A*	11,473	566,881
Haemonetics Corp.*	7,877	689,080
Helius Medical Technologies, Inc.*(a)	2,779	18,508
Heska Corp.*	1,013	86,227
Inogen, Inc.*(a)	2,779	265,033
Integer Holdings Corp.*	4,835	364,656
IntriCon Corp.*	1,088	27,287
Invacare Corp.(a)	5,120	42,854
iRadimed Corp.*(a)	526	14,775
iRhythm Technologies, Inc.*(a)	3,747	280,875
Lantheus Holdings, Inc.*	5,772	141,299
LeMaitre Vascular, Inc.	2,380	73,780
LivaNova plc*	7,484	727,819
Meridian Bioscience, Inc.	6,350	111,824
Merit Medical Systems, Inc.*	8,149	503,853
Natus Medical, Inc.*	5,000	126,900
Neogen Corp.*(a)	7,685	441,042
Neuronetics, Inc.*	1,887	28,777
Nevro Corp.*	4,523	282,733
Novocure Ltd.*	11,278	543,261
NuVasive, Inc.*	7,846	445,574
Nuvectra Corp.*	2,640	29,066
OraSure Technologies, Inc.*	9,351	104,264
Orthofix Medical, Inc.*	2,717	153,266
OrthoPediatrics Corp.*	1,216	53,784
Oxford Immunotec Global plc*	3,944	67,955
Pulse Biosciences, Inc.*	1,727	30,378
Quidel Corp.*	5,312	347,777
Rockwell Medical, Inc.*(a)	6,905	39,289
RTI Surgical Holdings, Inc.*	8,836	53,104
SeaSpine Holdings Corp.*	2,335	35,212
Senseonics Holdings, Inc.*(a)	12,867	31,524
SI-BONE, Inc.*(a)	1,341	25,264
Sientra, Inc.*	3,410	29,258
STAAR Surgical Co.*(a)	6,831	233,552
Surmodics, Inc.*	2,015	87,612
Tactile Systems Technology, Inc.*	2,732	144,031
Tandem Diabetes Care, Inc.*	7,807	495,745
TransEnterix, Inc.*(a)	24,828	59,091
Utah Medical Products, Inc.(a)	534	47,126
Vapotherm, Inc.*	771	15,150
Varex Imaging Corp.*	5,932	200,976
ViewRay, Inc.*(a)	9,812	72,511
Wright Medical Group NV*	19,067	599,657

		11,239,026

Health Care Providers & Services 1.7%
AAC Holdings, Inc.*(a)	1,659	3,053
Addus HomeCare Corp.*	1,508	95,894
Amedisys, Inc.*	4,079	502,777
American Renal Associates Holdings, Inc.*(a)	1,974	12,120
AMN Healthcare Services, Inc.*	7,186	338,389
Apollo Medical Holdings, Inc.*	556	10,186
BioScrip, Inc.*(a)	19,224	38,448
BioTelemetry, Inc.*	5,122	320,740
Brookdale Senior Living, Inc.*(a)	29,056	191,188
Capital Senior Living Corp.*(a)	3,553	14,176
Community Health Systems, Inc.*	13,313	49,657
CorVel Corp.*	1,411	92,054
Cross Country Healthcare, Inc.*	5,514	38,763
Diplomat Pharmacy, Inc.*(a)	8,821	51,250
Ensign Group, Inc. (The)	7,737	396,057
Genesis Healthcare, Inc.*	8,300	11,952
Guardant Health, Inc.*	2,204	169,047
HealthEquity, Inc.*	8,312	614,922
LHC Group, Inc.*(a)	4,477	496,320
Magellan Health, Inc.*	3,629	239,224
National HealthCare Corp.	1,885	143,034
National Research Corp.	1,689	65,195
Owens & Minor, Inc.(a)	9,188	37,671
Patterson Cos., Inc.	12,744	278,456
PetIQ, Inc.*(a)	2,415	75,855
Providence Service Corp. (The)*	1,745	116,252
Quorum Health Corp.*	4,229	5,921
R1 RCM, Inc.*(a)	15,995	154,672
RadNet, Inc.*	6,159	76,310
Select Medical Holdings Corp.*	16,850	237,416
Surgery Partners, Inc.*(a)	2,727	30,761
Tenet Healthcare Corp.*	13,008	375,151
Tivity Health, Inc.*	7,111	124,869
Triple-S Management Corp., Class B*	3,303	75,374
US Physical Therapy, Inc.(a)	1,925	202,183

		5,685,337

Health Care Technology 1.1%
Allscripts Healthcare Solutions, Inc.*	27,083	258,372
Castlight Health, Inc., Class B*	11,594	43,477
Computer Programs & Systems, Inc.	1,790	53,145
Evolent Health, Inc., Class A*	10,455	131,524

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Health Care Technology (continued)
HealthStream, Inc.*	4,044	$113,475
HMS Holdings Corp.*	12,877	381,288
Inovalon Holdings, Inc., Class A*(a)	10,705	133,063
Inspire Medical Systems, Inc.*	2,256	128,096
Medidata Solutions, Inc.*	8,859	648,833
NantHealth, Inc.*(a)	2,346	2,158
NextGen Healthcare Information Systems LLC*	8,384	141,103
Omnicell, Inc.*	5,925	478,977
Simulations Plus, Inc.	1,788	37,745
Tabula Rasa HealthCare, Inc.*(a)	2,751	155,211
Teladoc Health, Inc.*(a)	10,267	570,845
Vocera Communications, Inc.*(a)	4,689	148,313

		3,425,625

Hotels, Restaurants & Leisure 2.9%
BBX Capital Corp.	9,629	57,004
Belmond Ltd., Class A*	13,924	347,125
Biglari Holdings, Inc., Class A*	14	10,296
Biglari Holdings, Inc., Class B*	149	21,063
BJ’s Restaurants, Inc.	3,152	149,027
Bloomin’ Brands, Inc.	12,892	263,641
Bluegreen Vacations Corp.	1,093	16,242
Boyd Gaming Corp.	12,799	350,181
Brinker International, Inc.(a)	5,701	253,010
Carrols Restaurant Group, Inc.*	5,398	53,818
Century Casinos, Inc.*	4,199	38,043
Cheesecake Factory, Inc. (The)(a)	6,572	321,502
Churchill Downs, Inc.	5,400	487,404
Chuy’s Holdings, Inc.*	2,601	59,225
Cracker Barrel Old Country Store, Inc.(a)	2,992	483,537
Dave & Buster’s Entertainment, Inc.(a)	5,884	293,435
Del Frisco’s Restaurant Group, Inc.*(a)	5,267	33,762
Del Taco Restaurants, Inc.*	4,778	48,067
Denny’s Corp.*	9,486	174,068
Dine Brands Global, Inc.	2,604	237,719
Drive Shack, Inc.*(a)	8,998	40,401
El Pollo Loco Holdings, Inc.*	3,390	44,104
Eldorado Resorts, Inc.*	10,048	469,141
Empire Resorts, Inc.*	444	4,462
Fiesta Restaurant Group, Inc.*	3,691	48,389
Golden Entertainment, Inc.*(a)	2,792	39,535
Habit Restaurants, Inc. (The), Class A*	2,927	31,670
International Speedway Corp., Class A	3,514	153,316
J Alexander’s Holdings, Inc.*	1,877	18,432
Jack in the Box, Inc.	3,890	315,323
Lindblad Expeditions Holdings, Inc.*(a)	3,327	50,737
Marriott Vacations Worldwide Corp.	5,946	555,951
Monarch Casino & Resort, Inc.*	1,741	76,465
Nathan’s Famous, Inc.	411	28,112
Noodles & Co.*(a)	2,504	17,027
Papa John’s International, Inc.(a)	3,451	182,731
Penn National Gaming, Inc.*	17,084	343,388
Planet Fitness, Inc., Class A*	13,605	934,936
PlayAGS, Inc.*	3,373	80,716
Potbelly Corp.*	3,312	28,185
RCI Hospitality Holdings, Inc.	1,313	30,160
Red Lion Hotels Corp.*	2,434	19,667
Red Robin Gourmet Burgers, Inc.*	2,037	58,686
Red Rock Resorts, Inc., Class A	10,804	279,283
Ruth’s Hospitality Group, Inc.	4,469	114,362
Scientific Games Corp.*(a)	8,633	176,286
SeaWorld Entertainment, Inc.*	8,534	219,836
Shake Shack, Inc., Class A*(a)	3,816	225,716
Speedway Motorsports, Inc.	1,696	24,541
Texas Roadhouse, Inc.	10,407	647,211
Town Sports International Holdings, Inc.*	2,108	10,034
Wingstop, Inc.	4,514	343,199

		9,310,171

Household Durables 1.6%
Bassett Furniture Industries, Inc.	1,476	24,221
Beazer Homes USA, Inc.*(a)	4,885	56,226
Cavco Industries, Inc.*	1,329	156,197
Century Communities, Inc.*(a)	4,086	97,941
Ethan Allen Interiors, Inc.	3,610	69,059
Flexsteel Industries, Inc.	1,117	25,903
GoPro, Inc., Class A*	17,857	116,071
Green Brick Partners, Inc.*	3,532	30,905
Hamilton Beach Brands Holding Co., Class A	961	20,623
Helen of Troy Ltd.*	3,928	455,491
Hooker Furniture Corp.	1,798	51,836
Hovnanian Enterprises, Inc., Class A*(a)	715	7,845
Installed Building Products, Inc.*	3,410	165,385
iRobot Corp.*(a)	4,125	485,471
KB Home(a)	13,353	322,742
La-Z-Boy, Inc.	7,256	239,376
Legacy Housing Corp.*	563	6,700
LGI Homes, Inc.*(a)	2,875	173,190
Lifetime Brands, Inc.	1,965	18,569
Lovesac Co. (The)*(a)	904	25,140
M/I Homes, Inc.*	4,207	111,990
MDC Holdings, Inc.	7,609	221,118
Meritage Homes Corp.*	5,859	261,956
New Home Co., Inc. (The)*	1,805	8,592
Purple Innovation, Inc.*(a)	809	3,754
Roku, Inc.*(a)	6,622	427,185
Skyline Champion Corp.	5,052	95,988
Sonos, Inc.*(a)	2,574	26,487
Taylor Morrison Home Corp., Class A*	16,916	300,259
TopBuild Corp.*(a)	5,512	357,288
TRI Pointe Group, Inc.*(a)	22,023	278,371
Tupperware Brands Corp.	7,578	193,845
Turtle Beach Corp.*(a)	1,155	13,121
Universal Electronics, Inc.*	2,042	75,860
Vuzix Corp.*(a)	3,448	10,551
William Lyon Homes, Class A*	4,964	76,297
ZAGG, Inc.*	4,247	38,520

		5,050,073

Household Products 0.2%
Central Garden & Pet Co.*	1,614	41,254
Central Garden & Pet Co., Class A*	6,179	143,661
Oil-Dri Corp. of America	733	22,826

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Household Products (continued)
WD-40 Co.(a)	2,121	$359,382

		567,123

Independent Power and Renewable Electricity Producers 0.3%
Atlantic Power Corp.*	16,718	42,129
Clearway Energy, Inc., Class A	5,446	79,185
Clearway Energy, Inc., Class C	11,248	169,957
Ormat Technologies, Inc.(a)	6,187	341,213
Pattern Energy Group, Inc., Class A	12,569	276,518
TerraForm Power, Inc., Class A(a)	11,367	156,183

		1,065,185

Industrial Conglomerates 0.1%
Raven Industries, Inc.	5,572	213,798

Insurance 2.5%
Ambac Financial Group, Inc.*	7,148	129,522
American Equity Investment Life Holding Co.	13,356	360,879
AMERISAFE, Inc.	2,763	164,122
Argo Group International Holdings Ltd.	5,038	355,985
Citizens, Inc.*	7,626	50,865
CNO Financial Group, Inc.	25,541	413,253
Crawford & Co., Class B	1,796	16,398
Donegal Group, Inc., Class A	1,265	17,014
eHealth, Inc.*	3,356	209,213
EMC Insurance Group, Inc.	1,449	46,194
Employers Holdings, Inc.	4,749	190,482
Enstar Group Ltd.*(a)	1,872	325,728
FBL Financial Group, Inc., Class A	1,628	102,108
FedNat Holding Co.	1,723	27,637
Genworth Financial, Inc., Class A*	78,360	300,119
Global Indemnity Ltd.	1,306	39,676
Goosehead Insurance, Inc., Class A(a)	1,516	42,266
Greenlight Capital Re Ltd., Class A*(a)	4,316	46,915
Hallmark Financial Services, Inc.*	1,950	20,280
HCI Group, Inc.	1,136	48,541
Health Insurance Innovations, Inc., Class A*	2,008	53,855
Heritage Insurance Holdings, Inc.	3,127	45,654
Horace Mann Educators Corp.	6,062	213,443
Independence Holding Co.	682	24,041
Investors Title Co.	213	33,633
James River Group Holdings Ltd.	4,031	161,563
Kemper Corp.	7,828	596,024
Kingstone Cos., Inc.	1,322	19,486
Kinsale Capital Group, Inc.	3,033	207,973
Maiden Holdings Ltd.	10,147	7,536
MBIA, Inc.*	13,755	130,948
National General Holdings Corp.	10,045	238,368
National Western Life Group, Inc., Class A	351	92,127
Navigators Group, Inc. (The)	3,218	224,842
NI Holdings, Inc.*	1,490	23,840
Primerica, Inc.	6,661	813,641
ProAssurance Corp.	7,822	270,719
Protective Insurance Corp., Class B	1,489	27,576
RLI Corp.(a)	6,095	437,316
Safety Insurance Group, Inc.	2,279	198,592
Selective Insurance Group, Inc.(a)	8,697	550,346
State Auto Financial Corp.	2,596	85,460
Stewart Information Services Corp.	3,466	147,964
Third Point Reinsurance Ltd.*	11,560	119,993
Tiptree, Inc.	3,691	23,364
Trupanion, Inc.*(a)	3,916	128,210
United Fire Group, Inc.	3,224	140,921
United Insurance Holdings Corp.(a)	3,193	50,769
Universal Insurance Holdings, Inc.	4,917	152,427

		8,127,828

Interactive Media & Services 0.5%
Care.com, Inc.*	3,059	60,446
Cargurus, Inc.*	7,775	311,466
Cars.com, Inc.*(a)	10,749	245,077
Liberty TripAdvisor Holdings, Inc., Class A*	11,287	160,163
Meet Group, Inc. (The)*	11,088	55,773
QuinStreet, Inc.*(a)	6,798	91,025
Travelzoo*	719	9,635
TrueCar, Inc.*	14,166	94,062
Yelp, Inc.*(a)	12,379	427,075

		1,454,722

Internet & Direct Marketing Retail 0.9%
1-800-Flowers.com, Inc., Class A*	4,170	76,019
Duluth Holdings, Inc., Class B*(a)	1,299	30,968
Etsy, Inc.*	18,379	1,235,436
Gaia, Inc.*(a)	1,635	14,960
Groupon, Inc.*(a)	69,287	245,969
Lands’ End, Inc.*	1,555	25,829
Leaf Group Ltd.*	2,839	22,769
Liberty Expedia Holdings, Inc., Class A*	8,466	362,345
Liquidity Services, Inc.*	3,759	28,982
Overstock.com, Inc.*(a)	3,583	59,549
PetMed Express, Inc.(a)	3,005	68,454
Quotient Technology, Inc.*(a)	12,413	122,516
Remark Holdings, Inc.*(a)	4,060	7,511
Shutterfly, Inc.*	5,202	211,409
Shutterstock, Inc.	2,923	136,300
Stamps.com, Inc.*(a)	2,733	222,494

		2,871,510

IT Services 2.0%
Brightcove, Inc.*	5,732	48,206
CACI International, Inc., Class A*(a)	3,774	686,943
Carbonite, Inc.*	4,955	122,934
Cardtronics plc, Class A*	6,070	215,971
Cass Information Systems, Inc.	2,212	104,628
CSG Systems International, Inc.	4,933	208,666
Endurance International Group Holdings, Inc.*	10,908	79,083
Everi Holdings, Inc.*	10,137	106,641
EVERTEC, Inc.	9,471	263,389
Evo Payments, Inc., Class A*	3,716	107,950
Exela Technologies, Inc.*	6,956	23,233
ExlService Holdings, Inc.*	5,187	311,324
GTT Communications, Inc.*(a)	6,595	228,847
Hackett Group, Inc. (The)	3,780	59,724
I3 Verticals, Inc., Class A*	1,252	30,073
Information Services Group, Inc.*	4,839	18,049
Internap Corp.*(a)	4,314	21,397
Limelight Networks, Inc.*	16,980	54,845

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
IT Services (continued)
LiveRamp Holdings, Inc.*	10,431	$569,220
ManTech International Corp., Class A	4,112	222,130
MAXIMUS, Inc.	9,795	695,249
MoneyGram International, Inc.*	4,205	8,578
NIC, Inc.	10,002	170,934
Perficient, Inc.*	4,704	128,843
Perspecta, Inc.	21,628	437,318
PFSweb, Inc.*	2,251	11,728
Presidio, Inc.	6,243	92,396
PRGX Global, Inc.*	3,011	23,847
Science Applications International Corp.	7,737	595,362
ServiceSource International, Inc.*	11,169	10,291
Sykes Enterprises, Inc.*	6,146	173,809
Travelport Worldwide Ltd.	19,505	306,814
TTEC Holdings, Inc.	2,184	79,126
Tucows, Inc., Class A*	1,478	119,984
Unisys Corp.*	7,844	91,539
Virtusa Corp.*	4,362	233,149

		6,662,220

Leisure Products 0.3%
Acushnet Holdings Corp.	5,379	124,470
American Outdoor Brands Corp.*	8,226	76,831
Callaway Golf Co.	14,605	232,658
Clarus Corp.	2,997	38,392
Escalade, Inc.	1,601	17,883
Johnson Outdoors, Inc., Class A	758	54,091
Malibu Boats, Inc., Class A*	3,181	125,904
Marine Products Corp.	1,164	15,679
MasterCraft Boat Holdings, Inc.*	2,865	64,663
Nautilus, Inc.*	4,377	24,336
Sturm Ruger & Co., Inc.	2,545	134,936
Vista Outdoor, Inc.*(a)	8,872	71,065
YETI Holdings, Inc.*(a)	2,734	82,703

		1,063,611

Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.*(a)	4,051	85,152
Cambrex Corp.*(a)	5,126	199,145
ChromaDex Corp.*(a)	5,713	23,938
Codexis, Inc.*(a)	7,912	162,433
Enzo Biochem, Inc.*	6,392	17,450
Fluidigm Corp.*	4,938	65,626
Harvard Bioscience, Inc.*	5,658	24,386
Luminex Corp.	6,371	146,597
Medpace Holdings, Inc.*	3,377	199,142
NanoString Technologies, Inc.*	4,093	97,946
NeoGenomics, Inc.*(a)	12,518	256,118
Pacific Biosciences of California, Inc.*	21,262	153,724
Quanterix Corp.*(a)	1,315	33,966
Syneos Health, Inc.*	9,637	498,811

		1,964,434

Machinery 3.6%
Actuant Corp., Class A	9,445	230,175
Alamo Group, Inc.	1,497	149,610
Albany International Corp., Class A	4,463	319,506
Altra Industrial Motion Corp.	9,294	288,579
Astec Industries, Inc.(a)	3,516	132,764
Barnes Group, Inc.	7,429	381,925
Blue Bird Corp.*	2,159	36,552
Briggs & Stratton Corp.	6,470	76,540
Chart Industries, Inc.*(a)	4,788	433,410
CIRCOR International, Inc.*(a)	2,526	82,347
Columbus McKinnon Corp.	3,470	119,194
Commercial Vehicle Group, Inc.*	4,548	34,883
DMC Global, Inc.	2,197	109,059
Douglas Dynamics, Inc.	3,452	131,418
Eastern Co. (The)	820	22,566
Energy Recovery, Inc.*(a)	5,271	46,016
EnPro Industries, Inc.	3,177	204,758
ESCO Technologies, Inc.(a)	3,957	265,238
Evoqua Water Technologies Corp.*(a)	11,763	147,978
Federal Signal Corp.	9,132	237,341
Franklin Electric Co., Inc.(a)	7,209	368,308
FreightCar America, Inc.*	1,762	10,854
Gencor Industries, Inc.*	1,310	16,192
Global Brass & Copper Holdings, Inc.	3,381	116,442
Gorman-Rupp Co. (The)	2,739	92,962
Graham Corp.	1,391	27,305
Greenbrier Cos., Inc. (The)	4,869	156,928
Harsco Corp.*	12,507	252,141
Hillenbrand, Inc.(a)	9,757	405,208
Hurco Cos., Inc.	900	36,297
Hyster-Yale Materials Handling, Inc.	1,618	100,898
John Bean Technologies Corp.(a)	4,777	438,958
Kadant, Inc.	1,700	149,532
Kennametal, Inc.	12,253	450,298
LB Foster Co., Class A*	1,468	27,628
Lindsay Corp.	1,638	158,542
Lydall, Inc.*	2,577	60,456
Manitex International, Inc.*	2,125	16,256
Manitowoc Co., Inc. (The)*	5,490	90,091
Meritor, Inc.*	11,966	243,508
Milacron Holdings Corp.*	10,777	121,996
Miller Industries, Inc.	1,715	52,908
Mueller Industries, Inc.	8,811	276,137
Mueller Water Products, Inc., Class A	24,041	241,372
Navistar International Corp.*	7,568	244,446
NN, Inc.(a)	6,593	49,381
Omega Flex, Inc.	425	32,215
Park-Ohio Holdings Corp.	1,390	45,008
Proto Labs, Inc.*	4,116	432,756
RBC Bearings, Inc.*(a)	3,645	463,535
REV Group, Inc.	4,408	48,268
Rexnord Corp.*	16,248	408,475
Spartan Motors, Inc.	5,302	46,817
SPX Corp.*	6,715	233,615
SPX FLOW, Inc.*	6,551	208,977
Standex International Corp.	1,978	145,185
Sun Hydraulics Corp.	4,445	206,737
Tennant Co.	2,763	171,555
Titan International, Inc.	7,807	46,608
TriMas Corp.*	7,123	215,328
Twin Disc, Inc.*	1,465	24,392
Wabash National Corp.	8,446	114,443
Watts Water Technologies, Inc., Class A	4,318	348,981
Woodward, Inc.	8,213	779,331

		11,627,129

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Marine 0.1%
Costamare, Inc.	7,377	$38,360
Eagle Bulk Shipping, Inc.*	7,115	33,085
Genco Shipping & Trading Ltd.*(a)	1,517	11,317
Matson, Inc.(a)	6,584	237,616
Safe Bulkers, Inc.*	7,148	10,436
Scorpio Bulkers, Inc.	8,714	33,462

		364,276

Media 1.5%
Beasley Broadcast Group, Inc., Class A	672	2,675
Boston Omaha Corp., Class A*	736	18,356
Cardlytics, Inc.*(a)	793	13,116
Central European Media Enterprises Ltd., Class A*(a)	11,746	46,749
Clear Channel Outdoor Holdings, Inc., Class A*	5,343	28,585
Daily Journal Corp.*(a)	163	34,898
Emerald Expositions Events, Inc.(a)	3,660	46,482
Entercom Communications Corp., Class A(a)	19,897	104,459
Entravision Communications Corp., Class A	9,619	31,166
EW Scripps Co. (The), Class A	7,088	148,848
Fluent, Inc.*	5,585	31,388
Gannett Co., Inc.	17,607	185,578
Gray Television, Inc.*	12,417	265,227
Hemisphere Media Group, Inc.*	2,604	36,716
Liberty Latin America Ltd., Class A*	6,753	130,603
Liberty Latin America Ltd., Class C*	17,671	343,701
Loral Space & Communications, Inc.*	2,002	72,172
MDC Partners, Inc., Class A*	8,253	18,569
Meredith Corp.(a)	6,129	338,689
MSG Networks, Inc., Class A*(a)	9,197	200,035
National CineMedia, Inc.	11,989	84,522
New Media Investment Group, Inc.	9,268	97,314
New York Times Co. (The), Class A	20,185	663,077
Nexstar Media Group, Inc., Class A(a)	6,868	744,285
Saga Communications, Inc., Class A	572	18,985
Scholastic Corp.	4,424	175,898
Sinclair Broadcast Group, Inc., Class A	10,506	404,271
TechTarget, Inc.*	3,064	49,851
TEGNA, Inc.(a)	33,166	467,641
Tribune Publishing Co.*	2,532	29,852
WideOpenWest, Inc.*	4,636	42,188

		4,875,896

Metals & Mining 1.1%
AK Steel Holding Corp.*	48,959	134,637
Allegheny Technologies, Inc.*	19,158	489,870
Carpenter Technology Corp.	7,250	332,412
Century Aluminum Co.*	7,762	68,927
Cleveland-Cliffs, Inc.(a)	44,829	447,842
Coeur Mining, Inc.*(a)	28,828	117,618
Commercial Metals Co.(a)	18,099	309,131
Compass Minerals International, Inc.	5,281	287,128
Gold Resource Corp.	7,640	30,025
Haynes International, Inc.	1,929	63,329
Hecla Mining Co.(a)	71,222	163,811
Kaiser Aluminum Corp.	2,505	262,349
Materion Corp.	3,126	178,370
Olympic Steel, Inc.	1,332	21,139
Ramaco Resources, Inc.*(a)	724	4,199
Ryerson Holding Corp.*	2,323	19,885
Schnitzer Steel Industries, Inc., Class A(a)	4,045	97,080
SunCoke Energy, Inc.*	9,874	83,830
Synalloy Corp.	1,236	18,787
TimkenSteel Corp.*(a)	5,631	61,153
Universal Stainless & Alloy Products, Inc.*	1,471	24,374
Warrior Met Coal, Inc.	6,711	204,014
Worthington Industries, Inc.	6,031	225,077

		3,644,987

Mortgage Real Estate Investment Trusts (REITs) 1.1%
AG Mortgage Investment Trust, Inc.	4,367	73,540
Anworth Mortgage Asset Corp.	15,135	61,146
Apollo Commercial Real Estate Finance, Inc.	19,169	348,876
Arbor Realty Trust, Inc.	10,837	140,556
Ares Commercial Real Estate Corp.	4,164	63,251
Arlington Asset Investment Corp., Class A	4,591	36,544
ARMOUR Residential REIT, Inc.	7,223	141,065
Blackstone Mortgage Trust, Inc., Class A	18,302	632,517
Capstead Mortgage Corp.	12,570	107,976
Cherry Hill Mortgage Investment Corp.	2,567	44,204
Colony Credit Real Estate, Inc.	13,052	204,394
Dynex Capital, Inc.	9,679	58,945
Exantas Capital Corp.	4,355	46,294
Granite Point Mortgage Trust, Inc.	7,304	135,635
Great Ajax Corp.	2,292	31,492
Invesco Mortgage Capital, Inc.	18,946	299,347
KKR Real Estate Finance Trust, Inc.	3,512	70,310
Ladder Capital Corp.	14,342	244,101
New York Mortgage Trust, Inc.	25,691	156,458
Orchid Island Capital, Inc.	8,208	54,009
PennyMac Mortgage Investment Trust	9,313	192,872
Ready Capital Corp.	2,536	37,203
Redwood Trust, Inc.	13,732	221,772
TPG RE Finance Trust, Inc.	5,319	104,253
Western Asset Mortgage Capital Corp.	7,680	78,566

		3,585,326

Multiline Retail 0.3%
Big Lots, Inc.	6,242	237,321
Dillard’s, Inc., Class A(a)	1,637	117,897
JC Penney Co., Inc.*(a)	47,238	70,385
Ollie’s Bargain Outlet Holdings, Inc.*(a)	7,626	650,726

		1,076,329

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Multi-Utilities 0.5%
Avista Corp.	10,189	$413,877
Black Hills Corp.	8,217	608,633
NorthWestern Corp.	7,743	545,185
Unitil Corp.	2,270	122,966

		1,690,661

Oil, Gas & Consumable Fuels 2.2%
Abraxas Petroleum Corp.*	22,223	27,779
Adams Resources & Energy, Inc.	314	12,265
Alta Mesa Resources, Inc., Class A*(a)	14,129	3,750
Approach Resources, Inc.*(a)	6,233	2,205
Arch Coal, Inc., Class A(a)	2,736	249,715
Ardmore Shipping Corp.*	4,651	28,650
Berry Petroleum Corp.	8,041	92,793
Bonanza Creek Energy, Inc.*	2,929	66,459
California Resources Corp.*	7,023	180,561
Callon Petroleum Co.*(a)	35,491	267,957
Carrizo Oil & Gas, Inc.*(a)	13,587	169,430
Clean Energy Fuels Corp.*	21,321	65,882
CONSOL Energy, Inc.*	4,129	141,294
CVR Energy, Inc.	2,868	118,162
Delek US Holdings, Inc.(a)	12,404	451,754
Denbury Resources, Inc.*(a)	71,441	146,454
DHT Holdings, Inc.	13,875	61,882
Dorian LPG Ltd.*	4,119	26,444
Earthstone Energy, Inc., Class A*(a)	2,672	18,918
Energy Fuels, Inc.*(a)	14,091	46,923
EP Energy Corp., Class A*	5,583	1,452
Evolution Petroleum Corp.	3,685	24,874
Frontline Ltd.*(a)	12,104	78,192
GasLog Ltd.	6,478	113,106
Golar LNG Ltd.	14,705	310,128
Goodrich Petroleum Corp.*	1,267	17,231
Green Plains, Inc.	5,950	99,246
Gulfport Energy Corp.*(a)	27,149	217,735
Halcon Resources Corp.*(a)	19,895	26,858
Hallador Energy Co.	2,389	12,566
HighPoint Resources Corp.*(a)	16,014	35,391
International Seaways, Inc.*	3,221	55,208
Isramco, Inc.*	112	12,656
Jagged Peak Energy, Inc.*	9,977	104,459
Laredo Petroleum, Inc.*	23,582	72,868
Lilis Energy, Inc.*	6,203	7,258
Matador Resources Co.*(a)	16,379	316,606
Midstates Petroleum Co., Inc.*	2,252	22,002
Montage Resources Corp.*	847	12,739
NACCO Industries, Inc., Class A	590	22,550
NextDecade Corp.*(a)	1,145	6,320
Nordic American Tankers Ltd.(a)	21,798	44,032
Northern Oil and Gas, Inc.*(a)	29,279	80,224
Oasis Petroleum, Inc.*(a)	41,883	252,973
Overseas Shipholding Group, Inc., Class A*	8,475	19,408
Panhandle Oil and Gas, Inc., Class A	2,292	35,984
Par Pacific Holdings, Inc.*	4,834	86,094
PDC Energy, Inc.*	10,301	419,045
Peabody Energy Corp.	12,174	344,889
Penn Virginia Corp.*	1,929	85,069
Renewable Energy Group, Inc.*(a)	5,737	125,985
REX American Resources Corp.*	840	67,712
Ring Energy, Inc.*	8,442	49,555
Rosehill Resources, Inc.*	249	847
SandRidge Energy, Inc.*	4,659	37,365
Scorpio Tankers, Inc.	7,127	141,400
SemGroup Corp., Class A(a)	12,297	181,258
Ship Finance International Ltd.(a)	12,421	153,275
SilverBow Resources, Inc.*	1,010	23,230
Southwestern Energy Co.*(a)	91,645	429,815
SRC Energy, Inc.*	37,600	192,512
Talos Energy, Inc.*(a)	3,002	79,733
Teekay Corp.	10,178	39,898
Teekay Tankers Ltd., Class A*	29,517	28,634
Tellurian, Inc.*	13,231	148,187
Ultra Petroleum Corp.*	23,776	14,503
Uranium Energy Corp.*(a)	27,069	37,897
W&T Offshore, Inc.*	14,450	99,705
World Fuel Services Corp.	10,414	300,860
Zion Oil & Gas, Inc.*(a)	7,780	5,874

		7,274,685

Paper & Forest Products 0.4%
Boise Cascade Co.	6,042	161,684
Clearwater Paper Corp.*	2,511	48,914
Louisiana-Pacific Corp.	21,568	525,828
Neenah, Inc.(a)	2,592	166,821
PH Glatfelter Co.	6,753	95,352
Schweitzer-Mauduit International, Inc.	4,775	184,888
Verso Corp., Class A*	5,323	114,019

		1,297,506

Personal Products 0.3%
Edgewell Personal Care Co.*(a)	8,387	368,105
elf Beauty, Inc.*	3,383	35,860
Inter Parfums, Inc.	2,704	205,153
Medifast, Inc.(a)	1,817	231,758
Natural Health Trends Corp.	1,072	13,893
Nature’s Sunshine Products, Inc.*	1,586	14,734
Revlon, Inc., Class A*	1,213	23,508
USANA Health Sciences, Inc.*	1,944	163,043

		1,056,054

Pharmaceuticals 1.9%
Aclaris Therapeutics, Inc.*	5,954	35,664
Aerie Pharmaceuticals, Inc.*(a)	5,527	262,532
Akcea Therapeutics, Inc.*(a)	2,146	60,796
Akorn, Inc.*(a)	14,510	51,075
Amneal Pharmaceuticals, Inc.*(a)	13,314	188,659
Amphastar Pharmaceuticals, Inc.*	5,493	112,222
Ampio Pharmaceuticals, Inc.*(a)	11,707	6,579
ANI Pharmaceuticals, Inc.*	1,276	90,009
Aquestive Therapeutics, Inc.*	1,934	13,364
Aratana Therapeutics, Inc.*	7,273	26,183
Arvinas, Inc.*(a)	1,271	18,760
Assertio Therapeutics, Inc.*	9,147	46,375
Clearside Biomedical, Inc.*	4,139	5,712
Collegium Pharmaceutical, Inc.*	4,560	69,038
Corcept Therapeutics, Inc.*	15,178	178,190
Cymabay Therapeutics, Inc.*	9,156	121,592
Dermira, Inc.*	5,469	74,105
Dova Pharmaceuticals, Inc.*(a)	1,740	15,469
Durect Corp.*	23,821	14,910
Eloxx Pharmaceuticals, Inc.*	3,485	40,705
Endo International plc*	34,818	279,589

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Pharmaceuticals (continued)
Evolus, Inc.*(a)	1,381	$31,169
Horizon Pharma plc*	27,676	731,477
Innovate Biopharmaceuticals, Inc.*(a)	2,736	5,280
Innoviva, Inc.*(a)	10,712	150,289
Intersect ENT, Inc.*	4,571	146,958
Intra-Cellular Therapies, Inc.*	6,960	84,773
Kala Pharmaceuticals, Inc.*(a)	2,808	23,222
Lannett Co., Inc.*	4,623	36,383
Liquidia Technologies, Inc.*	1,245	14,168
Mallinckrodt plc*	12,791	278,076
Marinus Pharmaceuticals, Inc.*(a)	7,492	31,317
Medicines Co. (The)*(a)	10,697	298,981
Melinta Therapeutics, Inc.*(a)	1,092	3,877
Menlo Therapeutics, Inc.*	1,495	11,736
MyoKardia, Inc.*	5,286	274,819
Neos Therapeutics, Inc.*(a)	8,060	21,037
Ocular Therapeutix, Inc.*(a)	5,005	19,870
Odonate Therapeutics, Inc.*(a)	965	21,336
Omeros Corp.*(a)	6,921	120,218
Optinose, Inc.*(a)	2,919	30,066
Osmotica Pharmaceuticals plc*	1,598	5,753
Pacira Pharmaceuticals, Inc.*	6,200	235,972
Paratek Pharmaceuticals, Inc.*(a)	4,717	25,283
Phibro Animal Health Corp., Class A	3,134	103,422
Prestige Consumer Healthcare, Inc.*(a)	8,085	241,822
Reata Pharmaceuticals, Inc., Class A*	2,905	248,290
resTORbio, Inc.*	930	6,343
Revance Therapeutics, Inc.*	5,741	90,478
scPharmaceuticals, Inc.*(a)	1,069	3,207
Sienna Biopharmaceuticals, Inc.*	2,174	5,044
SIGA Technologies, Inc.*	7,633	45,874
Supernus Pharmaceuticals, Inc.*	7,609	266,619
Teligent, Inc.*	5,884	6,825
Tetraphase Pharmaceuticals, Inc.*	7,379	9,888
TherapeuticsMD, Inc.*(a)	28,388	138,250
Theravance Biopharma, Inc.*(a)	6,726	152,478
Tricida, Inc.*	2,720	105,046
Verrica Pharmaceuticals, Inc.*	1,613	17,437
WaVe Life Sciences Ltd.*	3,099	120,396
Xeris Pharmaceuticals, Inc.*	3,013	30,251
Zogenix, Inc.*(a)	6,521	358,720
Zomedica Pharmaceuticals Corp.*(a)	4,325	1,514

		6,265,492

Professional Services 1.5%
Acacia Research Corp.*	7,232	23,576
ASGN, Inc.*	7,724	490,397
Barrett Business Services, Inc.	1,122	86,764
BG Staffing, Inc.(a)	1,304	28,479
CBIZ, Inc.*	8,019	162,305
CRA International, Inc.	1,220	61,659
Exponent, Inc.	7,878	454,718
Forrester Research, Inc.	1,653	79,923
Franklin Covey Co.*	1,401	35,445
FTI Consulting, Inc.*(a)	5,797	445,325
GP Strategies Corp.*	1,812	22,016
Heidrick & Struggles International, Inc.	2,838	108,780
Huron Consulting Group, Inc.*	3,436	162,248
ICF International, Inc.	2,810	213,785
InnerWorkings, Inc.*	6,701	24,258
Insperity, Inc.	5,868	725,637
Kelly Services, Inc., Class A	4,860	107,212
Kforce, Inc.	3,582	125,800
Korn Ferry	8,616	385,824
Mistras Group, Inc.*	2,721	37,577
Navigant Consulting, Inc.	6,638	129,242
Resources Connection, Inc.	4,631	76,597
TriNet Group, Inc.*	6,779	404,977
TrueBlue, Inc.*(a)	6,154	145,481
Upwork, Inc.*	2,065	39,524
WageWorks, Inc.*	6,166	232,828
Willdan Group, Inc.*(a)	1,502	55,679

		4,866,056

Real Estate Management & Development 0.6%
Altisource Portfolio Solutions SA*	1,580	37,399
American Realty Investors, Inc.*	423	5,118
Consolidated-Tomoka Land Co.	563	33,245
Cushman & Wakefield plc*	9,864	175,579
Forestar Group, Inc.*	1,518	26,246
FRP Holdings, Inc.*	1,055	50,186
Griffin Industrial Realty, Inc.	155	5,402
HFF, Inc., Class A(a)	5,835	278,621
Kennedy-Wilson Holdings, Inc.(a)	19,474	416,549
Marcus & Millichap, Inc.*(a)	3,022	123,086
Maui Land & Pineapple Co., Inc.*	983	11,236
Newmark Group, Inc., Class A	23,216	193,622
RE/MAX Holdings, Inc., Class A	2,771	106,794
Redfin Corp.*(a)	12,305	249,422
RMR Group, Inc. (The), Class A	1,109	67,627
St Joe Co. (The)*(a)	5,419	89,359
Stratus Properties, Inc.*	863	22,792
Tejon Ranch Co.*	3,269	57,534
Transcontinental Realty Investors, Inc.*	231	7,217
Trinity Place Holdings, Inc.*	2,746	10,984

		1,968,018

Road & Rail 0.5%
ArcBest Corp.	3,990	122,852
Avis Budget Group, Inc.*	9,946	346,718
Covenant Transportation Group, Inc., Class A*	1,917	36,385
Daseke, Inc.*	6,107	31,085
Heartland Express, Inc.	7,197	138,758
Hertz Global Holdings, Inc.*	8,521	148,010
Marten Transport Ltd.	5,922	105,589
PAM Transportation Services, Inc.*	334	16,346
Saia, Inc.*	3,984	243,422
Universal Logistics Holdings, Inc.	1,216	23,931
US Xpress Enterprises, Inc., Class A*	3,228	21,337
USA Truck, Inc.*	1,171	16,909
Werner Enterprises, Inc.(a)	6,896	235,498
YRC Worldwide, Inc.*	4,786	32,018

		1,518,858

Semiconductors & Semiconductor Equipment 2.7%
ACM Research, Inc., Class A*	1,173	18,099
Adesto Technologies Corp.*(a)	3,881	23,480

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Advanced Energy Industries, Inc.*	5,970	$296,590
Alpha & Omega Semiconductor Ltd.*	2,899	33,367
Ambarella, Inc.*	4,848	209,434
Amkor Technology, Inc.*	15,905	135,829
Aquantia Corp.*	3,101	28,095
Axcelis Technologies, Inc.*	4,980	100,198
AXT, Inc.*	5,390	23,985
Brooks Automation, Inc.(a)	10,802	316,823
Cabot Microelectronics Corp.(a)	4,334	485,235
CEVA, Inc.*	3,415	92,068
Cirrus Logic, Inc.*	8,943	376,232
Cohu, Inc.	6,158	90,830
Cree, Inc.*(a)	15,880	908,654
Diodes, Inc.*	6,244	216,667
Entegris, Inc.	21,735	775,722
FormFactor, Inc.*	11,310	181,978
Ichor Holdings Ltd.*	3,101	70,021
Impinj, Inc.*(a)	2,538	42,524
Inphi Corp.*	6,750	295,245
Integrated Device Technology, Inc.*	19,945	977,105
Kopin Corp.*	8,949	11,992
Lattice Semiconductor Corp.*	18,196	217,078
MACOM Technology Solutions Holdings, Inc.*	7,042	117,672
MaxLinear, Inc.*	9,836	251,113
Nanometrics, Inc.*	3,516	108,574
NeoPhotonics Corp.*	5,606	35,262
NVE Corp.	741	72,536
PDF Solutions, Inc.*	4,046	49,968
Photronics, Inc.*	10,326	97,581
Power Integrations, Inc.	4,452	311,373
Rambus, Inc.*	16,826	175,832
Rudolph Technologies, Inc.*	4,896	111,629
Semtech Corp.*	9,968	507,471
Silicon Laboratories, Inc.*	6,553	529,875
SMART Global Holdings, Inc.*	1,888	36,250
SunPower Corp.*(a)	9,459	61,578
Synaptics, Inc.*(a)	5,366	213,298
Ultra Clean Holdings, Inc.*(a)	5,860	60,651
Veeco Instruments, Inc.*	7,247	78,557
Xperi Corp.(a)	7,612	178,121

		8,924,592

Software 5.8%
8x8, Inc.*(a)	14,608	295,082
A10 Networks, Inc.*	8,383	59,435
ACI Worldwide, Inc.*	17,591	578,216
Agilysys, Inc.*	2,409	50,999
Alarm.com Holdings, Inc.*(a)	4,861	315,479
Altair Engineering, Inc., Class A*	3,815	140,430
Alteryx, Inc., Class A*	4,545	381,189
Amber Road, Inc.*	3,587	31,099
American Software, Inc., Class A	4,595	54,910
Anaplan, Inc.*	2,715	106,862
Appfolio, Inc., Class A*	2,390	189,766
Asure Software, Inc.*(a)	1,451	8,866
Avalara, Inc.*	4,259	237,610
Avaya Holdings Corp.*	16,273	273,875
Benefitfocus, Inc.*(a)	4,375	216,650
Blackbaud, Inc.	7,389	589,125
Blackline, Inc.*	5,713	264,626
Bottomline Technologies DE, Inc.*	6,566	328,891
Box, Inc., Class A*	19,576	378,013
Carbon Black, Inc.*	5,970	83,282
ChannelAdvisor Corp.*	4,033	49,122
Cision Ltd.*	10,291	141,707
Cloudera, Inc.*(a)	30,613	334,906
CommVault Systems, Inc.*	6,218	402,553
Cornerstone OnDemand, Inc.*	8,267	452,866
Coupa Software, Inc.*(a)	8,572	779,881
Digimarc Corp.*(a)	1,703	53,440
Domo, Inc., Class B*	2,547	102,721
Ebix, Inc.(a)	3,692	182,274
eGain Corp.*	2,585	27,013
Ellie Mae, Inc.*(a)	5,307	523,748
Envestnet, Inc.*	6,943	454,003
Everbridge, Inc.*	4,400	330,044
Five9, Inc.*(a)	8,765	463,055
ForeScout Technologies, Inc.*	4,668	195,636
Fusion Connect, Inc.*	3,119	4,086
HubSpot, Inc.*	5,683	944,571
Instructure, Inc.*	4,937	232,631
j2 Global, Inc.(a)	7,187	622,394
LivePerson, Inc.*	9,157	265,736
Majesco*	1,044	7,360
MicroStrategy, Inc., Class A*	1,277	184,207
Mitek Systems, Inc.*	4,713	57,687
MobileIron, Inc.*	11,755	64,300
Model N, Inc.*	4,010	70,335
Monotype Imaging Holdings, Inc.	6,436	128,012
New Relic, Inc.*	6,934	684,386
OneSpan, Inc.*	4,898	94,140
Park City Group, Inc.*(a)	1,959	15,652
Paylocity Holding Corp.*	4,503	401,623
Progress Software Corp.	6,954	308,549
PROS Holdings, Inc.*(a)	4,920	207,821
Q2 Holdings, Inc.*(a)	5,813	402,608
QAD, Inc., Class A	1,558	67,103
Qualys, Inc.*(a)	5,201	430,331
Rapid7, Inc.*	5,733	290,147
Rimini Street, Inc.*	1,291	6,455
SailPoint Technologies Holding, Inc.*	10,853	311,698
SecureWorks Corp., Class A*(a)	1,334	24,546
ShotSpotter, Inc.*	1,140	44,004
SPS Commerce, Inc.*	2,669	283,074
SVMK, Inc.*	2,972	54,120
Telaria, Inc.*	6,442	40,842
Telenav, Inc.*	4,812	29,209
Tenable Holdings, Inc.*	4,533	143,515
TiVo Corp.	18,768	174,918
Trade Desk, Inc. (The), Class A*(a)	5,125	1,014,494
Upland Software, Inc.*	2,444	103,528
Varonis Systems, Inc.*	4,387	261,597
Verint Systems, Inc.*	9,882	591,537
Veritone, Inc.*(a)	1,056	5,491
VirnetX Holding Corp.*(a)	8,546	54,096
Workiva, Inc.*	4,426	224,398
Yext, Inc.*	12,935	282,759
Zix Corp.*	7,935	54,593
Zscaler, Inc.*	9,322	661,209

		18,927,136

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Specialty Retail 2.9%
Aaron’s, Inc.	10,585	$556,771
Abercrombie & Fitch Co., Class A(a)	10,099	276,814
American Eagle Outfitters, Inc.	24,696	547,510
America’s Car-Mart, Inc.*	881	80,471
Asbury Automotive Group, Inc.*	3,023	209,675
Ascena Retail Group, Inc.*(a)	27,213	29,390
At Home Group, Inc.*(a)	6,976	124,591
Barnes & Noble Education, Inc.*	5,590	23,478
Barnes & Noble, Inc.(a)	9,265	50,309
Bed Bath & Beyond, Inc.(a)	20,055	340,734
Big 5 Sporting Goods Corp.(a)	2,949	9,378
Boot Barn Holdings, Inc.*(a)	4,351	128,093
Buckle, Inc. (The)(a)	4,568	85,513
Caleres, Inc.	6,542	161,522
Camping World Holdings, Inc., Class A(a)	4,859	67,589
Carvana Co.*(a)	5,032	292,158
Cato Corp. (The), Class A	3,299	49,419
Chico’s FAS, Inc.(a)	19,159	81,809
Children’s Place, Inc. (The)	2,448	238,141
Citi Trends, Inc.	1,925	37,172
Conn’s, Inc.*	3,054	69,814
Container Store Group, Inc. (The)*	2,328	20,486
DSW, Inc., Class A	10,675	237,198
Express, Inc.*(a)	9,469	40,527
Five Below, Inc.*	8,390	1,042,457
Francesca’s Holdings Corp.*(a)	5,297	3,583
GameStop Corp., Class A	15,405	156,515
Genesco, Inc.*	3,062	139,474
GNC Holdings, Inc., Class A*	12,137	33,134
Group 1 Automotive, Inc.	2,890	186,983
Guess?, Inc.	8,831	173,088
Haverty Furniture Cos., Inc.	2,886	63,146
Hibbett Sports, Inc.*	2,948	67,244
Hudson Ltd., Class A*	6,200	85,250
J. Jill, Inc.	2,702	14,834
Kirkland’s, Inc.*(a)	2,226	15,649
Lithia Motors, Inc., Class A(a)	3,354	311,083
Lumber Liquidators Holdings, Inc.*(a)	4,423	44,672
MarineMax, Inc.*(a)	3,572	68,440
Monro, Inc.	4,948	428,101
Murphy USA, Inc.*	4,676	400,359
National Vision Holdings, Inc.*	9,765	306,914
Office Depot, Inc.	84,673	307,363
Party City Holdco, Inc.*	8,674	68,872
Pier 1 Imports, Inc.(a)	11,578	8,840
Rent-A-Center, Inc.*	6,895	143,899
RH*(a)	2,916	300,202
RTW RetailWinds, Inc.*	4,242	10,181
Sally Beauty Holdings, Inc.*(a)	18,734	344,893
Shoe Carnival, Inc.(a)	1,667	56,728
Signet Jewelers Ltd.(a)	8,071	219,208
Sleep Number Corp.*(a)	5,073	238,431
Sonic Automotive, Inc., Class A	3,651	54,071
Sportsman’s Warehouse Holdings, Inc.*	5,772	27,706
Tailored Brands, Inc.(a)	7,720	60,525
Tile Shop Holdings, Inc.	5,830	32,998
Tilly’s, Inc., Class A	3,220	35,839
Winmark Corp.	372	70,155
Zumiez, Inc.*(a)	2,885	71,808

		9,351,207

Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*(a)	16,967	182,565
Avid Technology, Inc.*	4,446	33,123
Cray, Inc.*(a)	6,282	163,646
Diebold Nixdorf, Inc.(a)	11,853	131,213
Eastman Kodak Co.*(a)	2,405	7,119
Electronics For Imaging, Inc.*	6,697	180,149
Immersion Corp.*	3,974	33,501
Stratasys Ltd.*	7,874	187,558
USA Technologies, Inc.*(a)	8,588	35,640

		954,514

Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.*	10,288	264,916
Culp, Inc.	1,609	30,941
Deckers Outdoor Corp.*	4,480	658,515
Fossil Group, Inc.*(a)	7,059	96,850
G-III Apparel Group Ltd.*(a)	6,757	270,010
Movado Group, Inc.(a)	2,445	88,949
Oxford Industries, Inc.	2,601	195,751
Rocky Brands, Inc.	1,019	24,415
Steven Madden Ltd.(a)	13,539	458,160
Superior Group of Cos., Inc.	1,247	20,725
Unifi, Inc.*	2,599	50,291
Vera Bradley, Inc.*	3,373	44,692
Wolverine World Wide, Inc.	13,980	499,505

		2,703,720

Thrifts & Mortgage Finance 2.2%
Axos Financial, Inc.*(a)	8,792	254,616
Bank7 Corp.*	641	11,134
BankFinancial Corp.	2,023	30,082
Bridgewater Bancshares, Inc.*	3,935	40,570
Capitol Federal Financial, Inc.	20,026	267,347
Columbia Financial, Inc.*	7,720	120,972
Dime Community Bancshares, Inc.	4,911	91,983
Entegra Financial Corp.*	970	21,776
ESSA Bancorp, Inc.	1,301	20,035
Essent Group Ltd.*	14,742	640,540
Federal Agricultural Mortgage Corp., Class C	1,367	99,012
First Defiance Financial Corp.	3,235	92,974
Flagstar Bancorp, Inc.	4,593	151,202
FS Bancorp, Inc.	664	33,519
Greene County Bancorp, Inc.	449	13,632
Hingham Institution for Savings	206	35,434
Home Bancorp, Inc.	1,146	38,104
HomeStreet, Inc.*	3,872	102,027
Impac Mortgage Holdings, Inc.*	1,363	5,343
Kearny Financial Corp.	13,671	175,946
LendingTree, Inc.*(a)	1,238	435,231
Luther Burbank Corp.	3,310	33,431
Merchants Bancorp	2,381	51,191
Meridian Bancorp, Inc.	7,470	117,204
Meta Financial Group, Inc.	4,340	85,411
MGIC Investment Corp.*	54,771	722,429
Mr Cooper Group, Inc.*(a)	11,562	110,880
NMI Holdings, Inc., Class A*	9,779	252,983
Northfield Bancorp, Inc.	6,750	93,825
Northwest Bancshares, Inc.	14,160	240,295
OceanFirst Financial Corp.	7,381	177,587

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Thrifts & Mortgage Finance (continued)
Oconee Federal Financial Corp.	313	$8,141
Ocwen Financial Corp.*	17,336	31,552
OP Bancorp(a)	1,695	14,831
Oritani Financial Corp.(a)	6,100	101,443
PCSB Financial Corp.	2,603	50,941
PDL Community Bancorp*(a)	1,297	18,093
PennyMac Financial Services, Inc.	3,057	67,988
Provident Bancorp, Inc.*	647	14,655
Provident Financial Services, Inc.	9,340	241,813
Prudential Bancorp, Inc.	1,380	23,943
Radian Group, Inc.	33,193	688,423
Riverview Bancorp, Inc.	3,123	22,829
SI Financial Group, Inc.	1,633	21,082
Southern Missouri Bancorp, Inc.	1,103	33,972
Sterling Bancorp, Inc.	3,352	33,989
Territorial Bancorp, Inc.	1,106	29,762
Timberland Bancorp, Inc.	1,014	28,372
TrustCo Bank Corp.	14,164	109,913
United Community Financial Corp.	7,536	70,462
United Financial Bancorp, Inc.	7,936	113,882
Walker & Dunlop, Inc.	4,301	218,964
Washington Federal, Inc.	12,474	360,374
Waterstone Financial, Inc.	3,960	65,182
Western New England Bancorp, Inc.	4,014	37,049
WSFS Financial Corp.	7,858	303,319

		7,277,689

Tobacco 0.2%
22nd Century Group, Inc.*(a)	17,151	29,328
Pyxus International, Inc.*(a)	1,248	29,815
Turning Point Brands, Inc.	1,229	56,645
Universal Corp.	3,839	221,241
Vector Group Ltd.	15,918	171,755

		508,784

Trading Companies & Distributors 1.2%
Aircastle Ltd.	8,527	172,587
Applied Industrial Technologies, Inc.	5,931	352,717
Beacon Roofing Supply, Inc.*(a)	10,597	340,800
BlueLinx Holdings, Inc.*	1,310	34,898
BMC Stock Holdings, Inc.*	10,479	185,164
CAI International, Inc.*	2,717	63,034
DXP Enterprises, Inc.*	2,474	96,288
EVI Industries, Inc.(a)	531	20,247
Foundation Building Materials, Inc.*	2,154	21,195
GATX Corp.(a)	5,673	433,247
General Finance Corp.*	1,404	13,099
GMS, Inc.*	5,159	78,004
H&E Equipment Services, Inc.	4,944	124,144
Herc Holdings, Inc.*	3,732	145,473
Kaman Corp.	4,261	249,013
Lawson Products, Inc.*	947	29,698
MRC Global, Inc.*	13,115	229,250
NOW, Inc.*(a)	16,767	234,067
Rush Enterprises, Inc., Class A	4,608	192,661
Rush Enterprises, Inc., Class B	785	32,601
SiteOne Landscape Supply, Inc.*(a)	6,306	360,388
Systemax, Inc.	1,851	41,907
Textainer Group Holdings Ltd.*	4,237	40,887
Titan Machinery, Inc.*	2,929	45,575
Triton International Ltd.	8,029	249,702
Veritiv Corp.*	1,788	47,060
Willis Lease Finance Corp.*	498	21,110

		3,854,816

Water Utilities 0.5%
American States Water Co.(a)	5,688	405,554
AquaVenture Holdings Ltd.*	1,684	32,585
Artesian Resources Corp., Class A	1,232	45,917
Cadiz, Inc.*	3,513	34,006
California Water Service Group	7,464	405,146
Connecticut Water Service, Inc.	1,873	128,581
Consolidated Water Co. Ltd.	2,140	27,542
Global Water Resources, Inc.	1,466	14,382
Middlesex Water Co.	2,440	136,616
Pure Cycle Corp.*	2,519	24,837
SJW Group	3,624	223,746
York Water Co. (The)	2,001	68,674

		1,547,586

Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	6,266	145,872
Gogo, Inc.*(a)	8,234	36,971
NII Holdings, Inc.*	13,801	27,050
Shenandoah Telecommunications Co.(a)	7,256	321,876
Spok Holdings, Inc.	2,885	39,294

		571,063

Total Common Stocks (cost $269,289,200)		312,579,782

Rights 0.0%†

	Number of Rights	Value
Chemicals 0.0%†
A Schulman, Inc., CVR*(b)	3,948	1,709

Pharmaceuticals 0.0%†
Corium International, Inc., CVR*(a)(b)	3,946	0

Total Rights (cost $–)		1,709

Repurchase Agreements 10.7%

	Principal Amount	Value
Bank of America NA, 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $6,001,300, collateralized by U.S. Government Agency Securities, 3.00%, maturing 6/20/2046; total market value $6,120,000.(c)	$6,000,000	6,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Deutsche Bank Securities, Inc., 2.45%, dated 1/7/2019, due 4/5/2019, repurchase price $7,041,922, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 3/15/2021 - 2/15/2040; total market value $7,140,001.(c)(d)	$7,000,000	$7,000,000
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $8,859,692, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $9,034,928.(c)	8,857,773	8,857,773
NatWest Markets Securities, Inc., 2.47%, dated 3/29/2019, due 4/5/2019, repurchase price $6,002,882, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.88%, maturing 7/15/2019 - 7/15/2028; total market value $6,121,283.(c)	6,000,000	6,000,000
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $7,001,488, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $7,140,001.(c)	7,000,000	7,000,000

Total Repurchase Agreements (cost $34,857,773)		34,857,773

Total Investments (cost $304,146,973) — 106.7%		347,439,264
Liabilities in excess of other assets — (6.7)%		(21,940,763)

NET ASSETS — 100.0%		$325,498,501

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $61,848,331, which was collateralized by cash used to purchase repurchase agreements with a total value of $34,857,773 and by $28,738,483, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 4/4/2019 - 2/15/2049, a total value of $63,596,256.

(b)	Fair valued security.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $34,857,773.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

Futures contracts outstanding as of March 31, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	179	6/2019	USD	13,817,010	(18,388)

					(18,388)

At March 31, 2019, the fund had $576,400 segregated as collateral with the broker for open future contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk,
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$312,579,782	$—	$—	$312,579,782
Repurchase Agreements	—	34,857,773	—	34,857,773
Rights	—	1,709	—	1,709

Total Assets	$312,579,782	$34,859,482	$—	$347,439,264

Liabilities:
Futures Contracts	$(18,388)	$—	$—	$(18,388)

Total Liabilities	$(18,388)	$—	$—	$(18,388)

Total	$312,561,394	$34,859,482	$—	$347,420,876

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Small Cap Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2019

Liabilities:
Futures Contracts Equity risk	Unrealized depreciation from futures contracts	$(18,388)

Total		$(18,388)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

March 31, 2019 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 97.4%

	Shares	Value
CANADA 2.5%
Metals & Mining 1.9%
Wheaton Precious Metals Corp.	148,700	$3,539,602

Oil, Gas & Consumable Fuels 0.6%
Husky Energy, Inc.	120,900	1,198,732

		4,738,334

CHINA 6.1%
Diversified Telecommunication Services 1.9%
China Telecom Corp. Ltd., Class H	6,606,000	3,668,850

Health Care Providers & Services 0.8%
Sinopharm Group Co. Ltd., Class H	355,200	1,479,504

Interactive Media & Services 1.4%
Baidu, Inc., ADR*	16,920	2,789,262

Wireless Telecommunication Services 2.0%
China Mobile Ltd.	366,000	3,742,627

		11,680,243

DENMARK 3.0%
Electrical Equipment 2.0%
Vestas Wind Systems A/S	44,828	3,775,664

Marine 1.0%
AP Moller - Maersk A/S, Class B	1,595	2,025,462

		5,801,126

FRANCE 13.0%
Auto Components 1.3%
Cie Generale des Etablissements Michelin SCA	21,756	2,578,902

Banks 2.5%
BNP Paribas SA	99,415	4,764,712

Building Products 1.2%
Cie de Saint-Gobain	61,942	2,246,992

Insurance 1.4%
AXA SA	107,132	2,699,578

Multi-Utilities 2.1%
Veolia Environnement SA	184,144	4,118,725

Oil, Gas & Consumable Fuels 2.3%
TOTAL SA	78,304	4,348,435

Pharmaceuticals 2.2%
Sanofi	48,624	4,299,774

		25,057,118

GERMANY 10.9%
Chemicals 0.3%
LANXESS AG	9,239	492,765

Diversified Telecommunication Services 2.2%
Deutsche Telekom AG (Registered)	193,913	3,218,552
Telefonica Deutschland Holding AG	341,407	1,072,074

		4,290,626

Health Care Providers & Services 1.0%
Fresenius Medical Care AG & Co. KGaA	23,560	1,895,096

Industrial Conglomerates 1.2%
Siemens AG (Registered)	22,224	2,391,731

Multi-Utilities 2.1%
E.ON SE	359,292	3,995,706

Pharmaceuticals 3.0%
Bayer AG (Registered)	41,738	2,697,462
Merck KGaA	27,662	3,154,070

		5,851,532

Semiconductors & Semiconductor Equipment 1.1%
Infineon Technologies AG	102,295	2,029,441

		20,946,897

HONG KONG 3.0%
Industrial Conglomerates 1.5%
CK Hutchison Holdings Ltd.	277,012	2,909,247

Real Estate Management & Development 1.5%
CK Asset Holdings Ltd.	292,012	2,596,168
Swire Pacific Ltd., Class A	22,500	289,802

		2,885,970

		5,795,217

IRELAND 3.3%
Banks 1.2%
Bank of Ireland Group plc	379,984	2,264,328

Construction Materials 2.1%
CRH plc	129,626	4,012,272

		6,276,600

ISRAEL 1.6%
Pharmaceuticals 1.6%
Teva Pharmaceutical Industries Ltd., ADR*	201,444	3,158,642

ITALY 3.3%
Banks 0.9%
UniCredit SpA	137,198	1,760,217

Oil, Gas & Consumable Fuels 2.4%
Eni SpA	265,947	4,698,108

		6,458,325

JAPAN 13.2%
Auto Components 0.5%
Sumitomo Rubber Industries Ltd.	87,600	1,053,551

Banks 1.5%
Sumitomo Mitsui Financial Group, Inc.	81,600	2,855,455

Beverages 2.8%
Kirin Holdings Co. Ltd.	134,300	3,215,169
Suntory Beverage & Food Ltd.	44,600	2,095,198

		5,310,367

Food & Staples Retailing 1.0%
Seven & i Holdings Co. Ltd.	49,300	1,860,359

Food Products 0.9%
Ezaki Glico Co. Ltd.	32,900	1,731,614

Household Durables 0.8%
Panasonic Corp.	181,000	1,566,218

Metals & Mining 0.7%
Sumitomo Metal Mining Co. Ltd.	45,100	1,342,589

Multiline Retail 0.3%
Ryohin Keikaku Co. Ltd.	2,200	559,366

Pharmaceuticals 3.4%
Astellas Pharma, Inc.	225,100	3,377,249
Takeda Pharmaceutical Co. Ltd.	83,732	3,426,874

		6,804,123

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Real Estate Management & Development 1.3%
Mitsui Fudosan Co. Ltd.	98,800	$2,489,310

		25,572,952

LUXEMBOURG 1.7%
Energy Equipment & Services 0.6%
Tenaris SA	80,995	1,141,915

Media 1.1%
SES SA, FDR	143,356	2,231,621

		3,373,536

NETHERLANDS 8.3%
Banks 2.0%
ING Groep NV	315,452	3,823,701

Chemicals 1.0%
Akzo Nobel NV(a)	22,324	1,980,115

Energy Equipment & Services 1.2%
SBM Offshore NV	121,271	2,305,570

Oil, Gas & Consumable Fuels 2.7%
Royal Dutch Shell plc, Class B	65,594	2,073,394
Royal Dutch Shell plc, Class B, ADR	50,238	3,212,720

		5,286,114

Semiconductors & Semiconductor Equipment 1.4%
NXP Semiconductors NV	30,700	2,713,573

		16,109,073

NORWAY 1.4%
Chemicals 1.4%
Yara International ASA	65,842	2,695,887

SINGAPORE 1.5%
Diversified Telecommunication Services 1.5%
Singapore Telecommunications Ltd.	1,287,000	2,871,585

SOUTH KOREA 5.5%
Banks 2.5%
Hana Financial Group, Inc.	68,890	2,208,929
KB Financial Group, Inc., ADR	68,726	2,546,986

		4,755,915

Technology Hardware, Storage & Peripherals 3.0%
Samsung Electronics Co. Ltd., GDR Reg. S(b)	5,900	5,792,345

		10,548,260

SWITZERLAND 5.6%
Capital Markets 1.8%
UBS Group AG (Registered)*	292,201	3,547,197

Pharmaceuticals 3.8%
Novartis AG (Registered)	31,242	3,006,846
Roche Holding AG	15,306	4,219,245

		7,226,091

		10,773,288

TAIWAN 1.4%
Semiconductors & Semiconductor Equipment 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	340,214	2,721,690

THAILAND 1.2%
Banks 1.2%
Bangkok Bank PCL, NVDR	338,900	2,213,477
Bangkok Bank PCL	18,000	122,704

		2,336,181

UNITED KINGDOM 10.9%
Aerospace & Defense 0.6%
BAE Systems plc	193,260	1,217,514

Banks 4.1%
HSBC Holdings plc	361,092	2,940,958
Standard Chartered plc	635,164	4,910,070

		7,851,028

Chemicals 0.5%
Johnson Matthey plc	24,621	1,008,528

Oil, Gas & Consumable Fuels 3.0%
BP plc	799,906	5,839,284

Specialty Retail 1.3%
Kingfisher plc	795,318	2,434,300

Wireless Telecommunication Services 1.4%
Vodafone Group plc	1,508,755	2,748,975

		21,099,629

Total Common Stocks (cost $174,798,288)		188,014,583

Repurchase Agreements 0.2%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 2.60%, dated 3/29/2019, due 4/1/2019, repurchase price $269,058, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 7.53%, maturing 2/25/2027 - 8/20/2067; total market value $274,380.(c)	$269,000	269,000
Pershing LLC, 2.55%, dated 3/29/2019, due 4/1/2019, repurchase price $70,015, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.96% - 9.50%, maturing 5/15/2019 - 12/20/2068; total market value $71,400.(c)	70,000	70,000

Total Repurchase Agreements (cost $339,000)		339,000

Total Investments (cost $175,137,288) — 97.6%		188,353,583
Other assets in excess of liabilities — 2.4%		4,609,047

NET ASSETS — 100.0%		$192,962,630

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $320,735, which was collateralized by cash used to purchase repurchase agreements with a total value of $339,000 and by $2,019,285, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 1.50% – 3.13%, and maturity dates ranging from 5/31/2020 – 5/15/2048, a total value of $2,358,285.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Templeton NVIT International Value Fund

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2019 was $5,792,345 which represents 3.00% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2019 was $339,000.

ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Templeton NVIT International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,217,514	$—	$1,217,514
Auto Components	—	3,632,453	—	3,632,453
Banks	2,546,986	27,864,551	—	30,411,537
Beverages	—	5,310,367	—	5,310,367
Building Products	—	2,246,992	—	2,246,992
Capital Markets	—	3,547,197	—	3,547,197
Chemicals	—	6,177,295	—	6,177,295
Construction Materials	—	4,012,272	—	4,012,272
Diversified Telecommunication Services	—	10,831,061	—	10,831,061
Electrical Equipment	—	3,775,664	—	3,775,664
Energy Equipment & Services	—	3,447,485	—	3,447,485
Food & Staples Retailing	—	1,860,359	—	1,860,359
Food Products	—	1,731,614	—	1,731,614
Health Care Providers & Services	—	3,374,600	—	3,374,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

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Statement of Investments (Continued)

March 31, 2019 (Unaudited)

Templeton NVIT International Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Durables	$—	$1,566,218	$—	$1,566,218
Industrial Conglomerates	—	5,300,978	—	5,300,978
Insurance	—	2,699,578	—	2,699,578
Interactive Media & Services	2,789,262	—	—	2,789,262
Marine	—	2,025,462	—	2,025,462
Media	—	2,231,621	—	2,231,621
Metals & Mining	3,539,602	1,342,589	—	4,882,191
Multiline Retail	—	559,366	—	559,366
Multi-Utilities	—	8,114,431	—	8,114,431
Oil, Gas & Consumable Fuels	4,411,452	16,959,221	—	21,370,673
Pharmaceuticals	3,158,642	24,181,520	—	27,340,162
Real Estate Management & Development	—	5,375,280	—	5,375,280
Semiconductors & Semiconductor Equipment	2,713,573	4,751,131	—	7,464,704
Specialty Retail	—	2,434,300	—	2,434,300
Technology Hardware, Storage & Peripherals	—	5,792,345	—	5,792,345
Wireless Telecommunication Services	—	6,491,602	—	6,491,602

Total Common Stocks	$19,159,517	$168,855,066	$—	$188,014,583

Repurchase Agreements	$—	$339,000	$—	$339,000

Total	$19,159,517	$169,194,066	$—	$188,353,583

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

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